================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
       (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)        (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2012 - APRIL 30, 2013

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2013 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2013

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                        Page
                                                                        ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes..........................   1
   DFA Investment Dimensions Group Inc.
      Disclosure of Fund Expenses......................................   3
      Disclosure of Portfolio Holdings.................................   9
      Schedules of Investments/Summary Schedules of Portfolio Holdings.  12
          Enhanced U.S. Large Company Portfolio........................  12
          U.S. Large Cap Value Portfolio...............................  16
          U.S. Targeted Value Portfolio................................  17
          U.S. Small Cap Value Portfolio...............................  20
          U.S. Core Equity 1 Portfolio.................................  23
          U.S. Core Equity 2 Portfolio.................................  26
          U.S. Vector Equity Portfolio.................................  29
          U.S. Small Cap Portfolio.....................................  32
          U.S. Micro Cap Portfolio.....................................  35
          DFA Real Estate Securities Portfolio.........................  38
          Large Cap International Portfolio............................  40
          International Core Equity Portfolio..........................  44
          International Small Company Portfolio........................  49
          Japanese Small Company Portfolio.............................  50
          Asia Pacific Small Company Portfolio.........................  50
          United Kingdom Small Company Portfolio.......................  51
          Continental Small Company Portfolio..........................  51
          DFA International Real Estate Securities Portfolio...........  52
          DFA Global Real Estate Securities Portfolio..................  56
          DFA International Small Cap Value Portfolio..................  57
          International Vector Equity Portfolio........................  62
          World ex U.S. Value Portfolio................................  67
          World ex U.S. Targeted Value Portfolio.......................  68
          World ex U.S. Core Equity Portfolio..........................  69
          Selectively Hedged Global Equity Portfolio...................  70
          Emerging Markets Portfolio...................................  71
          Emerging Markets Small Cap Portfolio.........................  71
          Emerging Markets Value Portfolio.............................  71
          Emerging Markets Core Equity Portfolio.......................  72
      Statements of Assets and Liabilities.............................  77
      Statements of Operations.........................................  84
      Statements of Changes in Net Assets..............................  91
      Financial Highlights............................................. 101
      Notes to Financial Statements.................................... 118

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Consolidated Disclosure of Fund Expenses............................. 144
    Consolidated Disclosure of Portfolio Holdings........................ 145
    Consolidated Schedule of Investments................................. 146
    Consolidated Statement of Assets and Liabilities..................... 151
    Consolidated Statement of Operations................................. 152
    Consolidated Statements of Changes in Net Assets..................... 153
    Consolidated Financial Highlights.................................... 154
    Consolidated Notes to Financial Statements........................... 155
 Dimensional Investment Group Inc.
    Disclosure of Fund Expenses.......................................... 167
    Disclosure of Portfolio Holdings..................................... 169
    Schedule of Investments/Summary Schedule of Portfolio Holdings....... 170
        DFA International Value Portfolio................................ 170
        U.S. Large Company Portfolio..................................... 171
    Statements of Assets and Liabilities................................. 174
    Statements of Operations............................................. 175
    Statements of Changes in Net Assets.................................. 176
    Financial Highlights................................................. 177
    Notes to Financial Statements........................................ 179
 The DFA Investment Trust Company
    Disclosure of Fund Expenses.......................................... 190
    Disclosure of Portfolio Holdings..................................... 192
    Summary Schedules of Portfolio Holdings.............................. 194
        The U.S. Large Cap Value Series.................................. 194
        The DFA International Value Series............................... 197
        The Japanese Small Company Series................................ 201
        The Asia Pacific Small Company Series............................ 204
        The United Kingdom Small Company Series.......................... 207
        The Continental Small Company Series............................. 210
        The Canadian Small Company Series................................ 214
        The Emerging Markets Series...................................... 217
        The Emerging Markets Small Cap Series............................ 221
    Statements of Assets and Liabilities................................. 225
    Statements of Operations............................................. 227
    Statements of Changes in Net Assets.................................. 229
    Financial Highlights................................................. 232
    Notes to Financial Statements........................................ 237

TABLE OF CONTENTS
CONTINUED

                                                               Page
                                                               ----
             Dimensional Emerging Markets Value Fund
                Disclosure of Fund Expenses................... 247
                Disclosure of Portfolio Holdings.............. 248
                Summary Schedule of Portfolio Holdings........ 249
                Statement of Assets and Liabilities........... 253
                Statement of Operations....................... 254
                Statements of Changes in Net Assets........... 255
                Financial Highlights.......................... 256
                Notes to Financial Statements................. 257
             Voting Proxies on Fund Portfolio Securities...... 263
             Board Approval of Investment Advisory Agreements. 264

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company
REIT    Real Estate Investment Trust
SPDR    Standard & Poor's Depository Receipts
AUD     Australian Dollars
CAD     Canadian Dollars
EUR     Euro
GBP     British Pounds
NOK     Norwegian Krone
NZD     New Zealand Dollars
SEK     Swedish Krona
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2013.
^^      Security segregated as collateral for the Open Futures Contracts.
@@      Security segregated as collateral for Swap Agreements.
(o)     Security is being fair valued as of April 30, 2013.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED


Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Annualized
(C)  Non-Annualized
(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Fund(s).
(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
RIC  Registered Investment Company
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2013
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/12  04/30/13    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,143.50    0.25%    $1.33
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.55    0.25%    $1.25

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/12  04/30/13    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,183.80    0.27%    $1.46
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,186.80    0.48%    $2.60
    Class R2 Shares................. $1,000.00 $1,185.90    0.63%    $3.41
    Institutional Class Shares...... $1,000.00 $1,187.20    0.37%    $2.01
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.41    0.48%    $2.41
    Class R2 Shares................. $1,000.00 $1,021.67    0.63%    $3.16
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,188.30    0.52%    $2.82
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,161.10    0.19%    $1.02
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,165.90    0.22%    $1.18
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.70    0.22%    $1.10

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,175.20    0.32%    $1.73
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

   U.S. Small Cap Portfolio
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,165.30    0.37%    $1.99
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/12  04/30/13    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,164.70    0.52%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,186.10    0.18%    $0.98
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,149.40    0.29%    $1.55
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.36    0.29%    $1.45

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,154.80    0.39%    $2.08
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.86    0.39%    $1.96

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,153.80    0.56%    $2.99
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.02    0.56%    $2.81

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,258.20    0.57%    $3.19
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.97    0.57%    $2.86

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,104.70    0.59%    $3.08
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.87    0.59%    $2.96

United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,149.30    0.59%    $3.14
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,021.87    0.59%    $2.96

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/12  04/30/13    Ratio*   Period*
                                                    --------- --------- ---------- --------
Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,162.20    0.59%    $3.16
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,154.20    0.40%    $2.14
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.81    0.40%    $2.01

DFA Global Real Estate Securities Portfolio***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,171.80    0.32%    $1.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.21    0.32%    $1.61

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,196.00    0.70%    $3.81
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,159.60    0.52%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.22    0.52%    $2.61

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,129.20    0.60%    $3.17
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

World ex U.S. Targeted Value Portfolio@
---------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,154.90    0.80%    $4.25
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,020.83    0.80%    $4.01

World ex U.S. Core Equity Portfolio#
------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.00    0.47%    $0.27
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.46    0.47%    $2.36

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/12  04/30/13    Ratio*   Period*
                                               --------- --------- ---------- --------
Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,154.20    0.40%    $2.14
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.81    0.40%    $2.01

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,060.80    0.59%    $3.01
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,128.10    0.79%    $4.17
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,020.88    0.79%    $3.96

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,082.70    0.84%    $4.34
 Institutional Class Shares................... $1,000.00 $1,084.00    0.59%    $3.05
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.63    0.84%    $4.21
 Institutional Class Shares................... $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Core Equity Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,081.70    0.64%    $3.30
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.62    0.64%    $3.21

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

@ World ex U.S. Targeted Value Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on November 1, 2012. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (180), then divided by the number of days in the

DISCLOSURE OF FUND EXPENSES
CONTINUED

  year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2013 to allow for comparability.

# World ex U.S. Core Equity Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies). The Portfolio commenced operations on April 9, 2013. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (21), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2013 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Fund's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

ENHANCED DOMESTIC EQUITY PORTFOLIOS

       Enhanced U.S. Large Company Portfolio
Corporate....................................  30.7%
Foreign Corporate............................  23.1%
Foreign Government...........................  33.8%
Government...................................   5.1%
Supranational................................   7.3%
                                              -----
                                              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

           U.S. Targeted Value Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   4.3%
Energy.......................................   9.6%
Financials...................................  26.0%
Health Care..................................   7.0%
Industrials..................................  15.1%
Information Technology.......................  12.8%
Materials....................................   7.8%
Other........................................    --
Telecommunication Services...................   1.2%
Utilities....................................   0.6%
                                              -----
                                              100.0%

          U.S. Small Cap Value Portfolio
Consumer Discretionary.......................  16.4%
Consumer Staples.............................   4.4%
Energy.......................................  10.1%
Financials...................................  26.6%
Health Care..................................   4.4%
Industrials..................................  17.0%
Information Technology.......................  12.6%
Materials....................................   8.1%
Other........................................    --
Telecommunication Services...................   0.3%
Utilities....................................   0.1%
                                              -----
                                              100.0%

           U.S. Core Equity 1 Portfolio
Consumer Discretionary.......................  14.1%
Consumer Staples.............................   8.1%
Energy.......................................  10.4%
Financials...................................  17.2%
Health Care..................................  11.1%
Industrials..................................  12.8%
Information Technology.......................  15.6%
Materials....................................   4.7%
Other........................................    --
Telecommunication Services...................   2.5%
Utilities....................................   3.5%
                                              -----
                                              100.0%

           U.S. Core Equity 2 Portfolio
Consumer Discretionary.......................  14.3%
Consumer Staples.............................   6.5%
Energy.......................................  11.3%
Financials...................................  20.1%
Health Care..................................  10.6%
Industrials..................................  13.5%
Information Technology.......................  13.1%
Materials....................................   5.1%
Other........................................    --
Telecommunication Services...................   3.1%
Utilities....................................   2.4%
                                              -----
                                              100.0%

           U.S. Vector Equity Portfolio
Consumer Discretionary.......................  15.6%
Consumer Staples.............................   5.4%
Energy.......................................  11.0%
Financials...................................  24.1%
Health Care..................................   8.4%
Industrials..................................  13.6%
Information Technology.......................  12.0%
Materials....................................   6.2%
Other........................................    --
Telecommunication Services...................   2.3%
Utilities....................................   1.4%
                                              -----
                                              100.0%

             U.S. Small Cap Portfolio
Consumer Discretionary.......................  19.0%
Consumer Staples.............................   4.4%
Energy.......................................   5.2%
Financials...................................  17.0%
Health Care..................................   9.4%
Industrials..................................  18.0%
Information Technology.......................  17.1%
Materials....................................   5.8%
Other........................................    --
Telecommunication Services...................   0.5%
Utilities....................................   3.6%
                                              -----
                                              100.0%

             U.S. Micro Cap Portfolio
Consumer Discretionary.......................  19.2%
Consumer Staples.............................   4.4%
Energy.......................................   4.9%
Financials...................................  17.4%
Health Care..................................   9.9%
Industrials..................................  17.3%
Information Technology.......................  17.0%
Materials....................................   6.8%
Other........................................    --
Telecommunication Services...................   1.1%
Utilities....................................   2.0%
                                              -----
                                              100.0%

       DFA Real Estate Securities Portfolio
Real Estate Investment Trusts................ 100.0%
                                              -----
                                              100.0%

         Large Cap International Portfolio
Consumer Discretionary.......................  10.8%
Consumer Staples.............................  11.1%
Energy.......................................   9.0%
Financials...................................  25.9%
Health Care..................................   9.4%
Industrials..................................  12.1%
Information Technology.......................   4.3%
Materials....................................   9.5%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   4.7%
Utilities....................................   3.2%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


        International Core Equity Portfolio
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   7.2%
Energy.......................................   8.6%
Financials...................................  26.7%
Health Care..................................   5.3%
Industrials..................................  16.5%
Information Technology.......................   5.5%
Materials....................................  10.8%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   3.1%
Utilities....................................   2.8%
                                              -----
                                              100.0%

DFA International Real Estate Securities Portfolio
Consumer Discretionary.......................   0.2%
Financials...................................   0.9%
Other........................................    --
Real Estate Investment Trusts................  98.9%
                                              -----
                                              100.0%

    DFA International Small Cap Value Portfolio
Consumer Discretionary.......................  20.5%
Consumer Staples.............................   4.0%
Energy.......................................   4.9%
Financials...................................  20.8%
Health Care..................................   2.2%
Industrials..................................  26.0%
Information Technology.......................   4.8%
Materials....................................  16.1%
Other........................................    --
Telecommunication Services...................   0.3%
Utilities....................................   0.4%
                                              -----
                                              100.0%

       International Vector Equity Portfolio
Consumer Discretionary.......................  15.1%
Consumer Staples.............................   6.4%
Energy.......................................   7.5%
Financials...................................  26.1%
Health Care..................................   4.2%
Industrials..................................  18.6%
Information Technology.......................   6.1%
Materials....................................  12.0%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   2.3%
Utilities....................................   1.7%
                                              -----
                                              100.0%

      Emerging Markets Core Equity Portfolio
Consumer Discretionary.......................  10.5%
Consumer Staples.............................   8.2%
Energy.......................................   8.8%
Financials...................................  26.2%
Health Care..................................   2.4%
Industrials..................................  10.8%
Information Technology.......................  12.3%
Materials....................................  12.6%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   4.4%
Utilities....................................   3.8%
                                              -----
                                              100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (88.8%)
AUSTRALIA -- (4.5%)
Commonwealth Bank of Australia
^^  3.500%, 03/19/15.............................     $ 4,000 $ 4,217,724
Westpac Banking Corp.
^^  6.500%, 06/24/13............................. EUR   3,500   4,647,861
                                                              -----------
TOTAL AUSTRALIA..................................               8,865,585
                                                              -----------

AUSTRIA -- (4.7%)
Austria Government International Bond
^^  5.000%, 05/19/14.............................       3,500   3,673,005
KA Finanz AG
^^  2.250%, 03/24/14............................. EUR   4,300   5,766,835
                                                              -----------
TOTAL AUSTRIA....................................               9,439,840
                                                              -----------

BELGIUM -- (1.3%)
Belgium Government International Bond
^^  2.750%, 03/05/15.............................       2,500   2,598,600
                                                              -----------

CANADA -- (6.2%)
Canadian Imperial Bank of Commerce
^^  1.450%, 09/13/13.............................         600     602,191
Enbridge, Inc.
^^  5.800%, 06/15/14.............................       1,100   1,162,270
Encana Corp.
^^  4.750%, 10/15/13.............................         800     814,721
Husky Energy, Inc.
^^  5.900%, 06/15/14.............................       1,000   1,055,868
Ontario, Province of Canada
^^  4.100%, 06/16/14.............................       1,000   1,042,656
Thomson Reuters Corp.
^^  5.700%, 10/01/14.............................         800     856,051
Toronto-Dominion Bank (The)
^^  1.375%, 07/14/14.............................       5,000   5,057,495
TransAlta Corp.
^^  4.750%, 01/15/15.............................         925     976,189
TransCanada PipeLines, Ltd.
^^  4.000%, 06/15/13.............................         685     687,645
                                                              -----------
TOTAL CANADA.....................................              12,255,086
                                                              -----------

DENMARK -- (2.0%)
Kommunekredit
^^  1.250%, 09/03/13.............................       4,000   4,011,744
                                                              -----------

FINLAND -- (2.7%)
Municipality Finance P.L.C.
^^  2.000%, 05/28/14............................. SEK  35,000   5,435,462
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FRANCE -- (8.3%)
BNP Paribas SA
^^  3.250%, 03/11/15.............................      $1,500 $ 1,560,724
Caisse d'Amortissement de la Dette Sociale
^^  1.625%, 03/17/14.............................       5,000   5,056,380
France Telecom SA
^^  4.375%, 07/08/14.............................       1,000   1,040,934
Reseau Ferre de France
^^  4.625%, 03/17/14............................. EUR   3,000   4,100,984
Societe Financement de l'Economie Francaise
^^  3.250%, 01/16/14............................. EUR   3,500   4,708,999
                                                              -----------
TOTAL FRANCE.....................................              16,468,021
                                                              -----------

GERMANY -- (9.2%)
KFW
^^  4.950%, 10/14/14............................. CAD   5,000   5,223,445
Landeskreditbank Baden- Wuerttemberg Foerderbank
^^  3.250%, 01/29/14............................. EUR   3,000   4,041,721
Landwirtschaftliche Rentenbank
^^  4.125%, 07/15/13.............................       4,000   4,031,360
NRW Bank
^^  1.375%, 08/26/13.............................       5,000   5,015,730
                                                              -----------
TOTAL GERMANY....................................              18,312,256
                                                              -----------

NETHERLANDS -- (9.6%)
Bank Nederlandse Gemeenten
^^  3.750%, 03/14/14............................. EUR   3,000   4,073,344
^^  3.125%, 01/12/15.............................       1,500   1,567,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
^^  2.500%, 12/12/13.............................       2,000   2,022,928
^^  4.375%, 01/22/14............................. EUR   2,000   2,710,363
Koninklijke Philips Electronics NV
^^  7.250%, 08/15/13.............................       1,000   1,019,164
Nederlandse Waterschapsbank NV
^^  3.000%, 03/17/15.............................       2,900   3,035,430
SNS Bank NV
^^  3.500%, 03/10/14............................. EUR   3,500   4,739,448
                                                              -----------
TOTAL NETHERLANDS................................              19,168,177
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.3%)
EUROFIMA
^^  6.000%, 01/28/14............................. AUD     625     661,065
^^  4.250%, 02/04/14.............................       2,500   2,573,250

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Financial Stability Facility
^^  1.000%, 03/12/14............................. EUR   1,000 $ 1,326,696
European Investment Bank
^^  3.125%, 06/04/14.............................       5,000   5,154,450
International Finance Facility for Immunisation
^^  3.375%, 05/15/14............................. GBP   3,000   4,792,260
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              14,507,721
                                                              -----------

SWEDEN -- (6.4%)
Nordea Bank AB
^^  4.500%, 05/12/14............................. EUR   3,000   4,118,984
Svensk Exportkredit AB
^^  3.000%, 06/10/13............................. NOK  22,100   3,834,780
Svenska Handelsbanken AB
^^  4.875%, 03/25/14............................. EUR   3,500   4,797,654
                                                              -----------
TOTAL SWEDEN.....................................              12,751,418
                                                              -----------

SWITZERLAND -- (0.3%)
Credit Suisse New York
^^  5.000%, 05/15/13.............................         600     600,937
                                                              -----------

UNITED KINGDOM -- (1.6%)
Barclays Bank P.L.C.
^^  5.200%, 07/10/14.............................         300     315,765
BP Capital Markets P.L.C.
^^  5.250%, 11/07/13.............................       1,750   1,794,005
Vodafone Group P.L.C.
^^  5.000%, 12/16/13.............................       1,000   1,028,141
                                                              -----------
TOTAL UNITED KINGDOM.............................               3,137,911
                                                              -----------

UNITED STATES -- (24.7%)
Allstate Corp. (The)
^^  7.500%, 06/15/13.............................   $     489     493,076
American Express Credit Corp.
^^  7.300%, 08/20/13.............................         500     510,250
American International Group, Inc.
^^  3.000%, 03/20/15.............................       1,500   1,555,428
Assurant, Inc.
^^  5.625%, 02/15/14.............................       1,000   1,036,696
Bank of America Corp.
^^  7.375%, 05/15/14.............................       1,000   1,066,434
BB&T Corp.
^^  3.375%, 09/25/13.............................         600     607,327
Boston Scientific Corp.
^^  4.500%, 01/15/15.............................       1,000   1,058,122
Bristol-Myers Squibb Co.
^^  5.250%, 08/15/13.............................         345     349,206

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Burlington Northern Santa Fe LLC
^^  4.300%, 07/01/13............................. $       600 $  603,765
Campbell Soup Co.
^^  4.875%, 10/01/13.............................         251    255,650
Capital One Financial Corp.
^^  2.125%, 07/15/14.............................       1,000  1,015,775
Cisco Systems, Inc.
^^  1.625%, 03/14/14.............................       1,000  1,011,761
Citigroup, Inc.
^^  6.375%, 08/12/14.............................       1,500  1,603,831
Coca-Cola Enterprises, Inc.
^^  1.125%, 11/12/13.............................       1,921  1,928,690
Consolidated Edison Co. of New York, Inc.
^^  3.850%, 06/15/13.............................         250    250,937
Daimler Finance North America LLC
^^  6.500%, 11/15/13.............................       1,500  1,548,193
Dell, Inc.
^^  1.400%, 09/10/13.............................         600    600,816
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
^^  4.750%, 10/01/14.............................       1,500  1,581,633
Duke Energy Corp.
^^  3.950%, 09/15/14.............................       1,600  1,673,486
Enterprise Products Operating LLC
^^  9.750%, 01/31/14.............................       1,000  1,067,506
^^  5.600%, 10/15/14.............................         500    534,972
Fifth Third Bancorp
^^  6.250%, 05/01/13.............................         600    600,000
Freeport-McMoRan Copper & Gold, Inc.
^^  1.400%, 02/13/15.............................         500    504,566
Georgia Power Co.
^^  1.300%, 09/15/13.............................         700    702,526
Goldman Sachs Group, Inc. (The)
^^  5.125%, 01/15/15.............................         894    955,507
Hartford Financial Services Group, Inc.
^^  4.750%, 03/01/14.............................       1,580  1,629,489
Hewlett-Packard Co.
^^  1.250%, 09/13/13.............................         500    500,860
HSBC USA, Inc.
^^  2.375%, 02/13/15.............................       1,000  1,030,238
JPMorgan Chase & Co.
^^  2.050%, 01/24/14.............................       1,000  1,012,450
Kimberly-Clark Corp.
^^  5.000%, 08/15/13.............................         600    607,854
MetLife, Inc.
^^  5.000%, 11/24/13.............................         350    359,030
Morgan Stanley
^^  4.200%, 11/20/14.............................       1,500  1,569,693

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^    Value+
                                                      -------    ------
                                                       (000)
UNITED STATES -- (Continued)
National City Corp.
^^  4.900%, 01/15/15.............................   $   1,500 $  1,605,973
PACCAR Financial Corp.
^^  2.050%, 06/17/13.............................         600      601,360
Philip Morris International, Inc.
^^  4.875%, 05/16/13.............................         600      600,998
Praxair, Inc.
^^  2.125%, 06/14/13.............................         815      816,728
Safeway, Inc.
^^  5.625%, 08/15/14.............................       1,500    1,585,020
Spectra Energy Capital LLC
^^  5.500%, 03/01/14.............................       1,500    1,558,284
St Jude Medical, Inc.
^^  2.200%, 09/15/13.............................       1,800    1,811,781
Toyota Motor Credit Corp.
^^  3.820%, 10/24/13............................. NZD   4,000    3,436,887
Union Bank NA
^^  2.125%, 12/16/13.............................       1,050    1,060,372
Viacom, Inc.
^^  4.375%, 09/15/14.............................       1,500    1,573,551
Wachovia Corp.
^^  5.500%, 05/01/13.............................       1,000    1,000,000
WellPoint, Inc.
^^  5.000%, 12/15/14.............................       1,572    1,679,910
Williams Partners L.P.
^^  3.800%, 02/15/15.............................       1,000    1,051,343
Xerox Corp.
^^  4.250%, 02/15/15.............................       1,000    1,054,714
                                                              ------------
TOTAL UNITED STATES..............................               49,262,688
                                                              ------------
TOTAL BONDS......................................              176,815,446
                                                              ------------

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
AGENCY OBLIGATIONS -- (5.2%)
Federal National Mortgage Association
^^  0.750%, 12/18/13.............................   $   800 $    803,246
Federal National Mortgage Association Discount
 Note
^^  0.117%, 06/24/13.............................     4,500    4,498,591
^^  0.127%, 07/02/13.............................     5,000    4,999,655
                                                            ------------
TOTAL AGENCY OBLIGATIONS.........................             10,301,492
                                                            ------------

COMMERCIAL PAPER -- (2.5%)
UNITED STATES -- (2.5%)
Walt Disney Co. (The)
##  0.100%, 05/24/13.............................     4,900    4,899,687
                                                            ------------

                                                    Shares
                                                    ------
EXCHANGE-TRADED FUNDS -- (3.5%)
UNITED STATES -- (3.5%)
^^  SPDR S&P 500 ETF Trust.......................    44,100 $  7,041,888
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $195,388,359)..............................           $199,058,513
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                            Level 1      Level 2    Level 3     Total
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  8,865,585    --    $  8,865,585
  Austria................................          --    9,439,840    --       9,439,840
  Belgium................................          --    2,598,600    --       2,598,600
  Canada.................................          --   12,255,086    --      12,255,086
  Denmark................................          --    4,011,744    --       4,011,744
  Finland................................          --    5,435,462    --       5,435,462
  France.................................          --   16,468,021    --      16,468,021
  Germany................................          --   18,312,256    --      18,312,256
  Netherlands............................          --   19,168,177    --      19,168,177
  Supranational Organization Obligations.          --   14,507,721    --      14,507,721
  Sweden.................................          --   12,751,418    --      12,751,418
  Switzerland............................          --      600,937    --         600,937
  United Kingdom.........................          --    3,137,911    --       3,137,911
  United States..........................          --   49,262,688    --      49,262,688
Agency Obligations.......................          --   10,301,492    --      10,301,492
Commercial Paper
  United States..........................          --    4,899,687    --       4,899,687
Exchange-Traded Funds.................... $ 7,041,888           --    --       7,041,888
Forward Currency Contracts**.............          --     (511,511)   --        (511,511)
Futures Contracts**......................   7,774,388           --    --       7,774,388
                                          ----------- ------------    --    ------------
TOTAL.................................... $14,816,276 $191,505,114    --    $206,321,390
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $10,293,125,141
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $7,006,025,277)........................................ $10,293,125,141
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (13.5%)
#*  Cabela's, Inc..........................   326,469 $ 20,959,310            0.6%
    Dillard's, Inc. Class A................   222,853   18,365,316            0.5%
#   GameStop Corp. Class A.................   635,798   22,189,350            0.6%
#   Lennar Corp. Class A...................   440,863   18,172,373            0.5%
*   Mohawk Industries, Inc.................   298,339   33,079,828            0.9%
#   Washington Post Co. (The) Class B......    28,060   12,440,120            0.4%
    Other Securities.......................            429,317,414           12.0%
                                                      ------------           -----
Total Consumer Discretionary...............            554,523,711           15.5%
                                                      ------------           -----
Consumer Staples -- (3.7%)
*   Constellation Brands, Inc. Class A.....   373,609   18,437,604            0.5%
#*  Hain Celestial Group, Inc. (The).......   202,444   13,209,471            0.4%
*   Smithfield Foods, Inc..................   767,800   19,655,680            0.6%
    Other Securities.......................            101,274,572            2.8%
                                                      ------------           -----
Total Consumer Staples.....................            152,577,327            4.3%
                                                      ------------           -----
Energy -- (8.4%)
*   Helix Energy Solutions Group, Inc......   550,015   12,672,346            0.4%
*   Rowan Cos. P.L.C. Class A..............   630,839   20,521,193            0.6%
#   Tesoro Corp............................   728,585   38,906,439            1.1%
#   Tidewater, Inc.........................   256,438   13,450,173            0.4%
#   Western Refining, Inc..................   423,850   13,101,203            0.4%
    Other Securities.......................            243,319,507            6.7%
                                                      ------------           -----
Total Energy...............................            341,970,861            9.6%
                                                      ------------           -----
Financials -- (22.6%)
    Allied World Assurance Co. Holdings AG.   192,146   17,448,778            0.5%
    Alterra Capital Holdings, Ltd..........   443,922   14,449,661            0.4%
*   American Capital, Ltd.................. 1,347,022   20,380,443            0.6%
    American Financial Group, Inc..........   465,600   22,474,512            0.6%
    Aspen Insurance Holdings, Ltd..........   342,379   13,075,454            0.4%
#   Assurant, Inc..........................   429,284   20,408,161            0.6%
    Assured Guaranty, Ltd..................   647,146   13,350,622            0.4%
    Axis Capital Holdings, Ltd.............   593,046   26,467,643            0.8%
    CNO Financial Group, Inc............... 1,174,038   13,290,110            0.4%
#   Legg Mason, Inc........................   686,279   21,864,849            0.6%
    NASDAQ OMX Group, Inc. (The)...........   858,799   25,317,395            0.7%
#   Old Republic International Corp........ 1,178,722   15,912,747            0.5%
#   PartnerRe, Ltd.........................   301,355   28,429,831            0.8%
#   People's United Financial, Inc......... 1,422,378   18,718,494            0.5%
#   Protective Life Corp...................   383,246   14,586,343            0.4%
    Reinsurance Group of America, Inc......   356,518   22,300,201            0.6%
#   Validus Holdings, Ltd..................   384,059   14,828,518            0.4%
#   Zions BanCorp..........................   749,845   18,461,184            0.5%
    Other Securities.......................            582,814,487           16.2%
                                                      ------------           -----
Total Financials...........................            924,579,433           25.9%
                                                      ------------           -----
Health Care -- (6.0%)
    Community Health Systems, Inc..........   328,963   14,990,844            0.4%
    Coventry Health Care, Inc..............   662,402   32,822,019            0.9%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Health Care -- (Continued)
#     Omnicare, Inc..............................    551,404 $   24,134,953            0.7%
      Other Securities...........................               174,964,866            4.9%
                                                             --------------          ------
Total Health Care................................               246,912,682            6.9%
                                                             --------------          ------
Industrials -- (13.1%)
      AMERCO.....................................     84,246     13,538,332            0.4%
*     Avis Budget Group, Inc.....................    578,582     16,686,305            0.5%
#*    Owens Corning..............................    567,793     23,881,374            0.7%
      Ryder System, Inc..........................    245,750     14,270,702            0.4%
*     Terex Corp.................................    442,498     12,655,443            0.4%
      Trinity Industries, Inc....................    409,075     17,267,056            0.5%
      URS Corp...................................    294,716     12,943,927            0.4%
      Other Securities...........................               425,915,873           11.7%
                                                             --------------          ------
Total Industrials................................               537,159,012           15.0%
                                                             --------------          ------
Information Technology -- (11.1%)
      AOL, Inc...................................    465,034     17,968,914            0.5%
#*    Arrow Electronics, Inc.....................    463,696     18,190,794            0.5%
#*    Avnet, Inc.................................    540,580     17,703,995            0.5%
*     Tech Data Corp.............................    261,278     12,209,521            0.4%
      Other Securities...........................               389,626,984           10.9%
                                                             --------------          ------
Total Information Technology.....................               455,700,208           12.8%
                                                             --------------          ------
Materials -- (6.8%)
#     Domtar Corp................................    168,731     11,728,492            0.3%
*     Louisiana-Pacific Corp.....................    736,661     13,348,297            0.4%
#     Reliance Steel & Aluminum Co...............    364,801     23,737,601            0.7%
#     Rock Tenn Co. Class A......................    203,483     20,376,788            0.6%
      Other Securities...........................               208,854,485            5.8%
                                                             --------------          ------
Total Materials..................................               278,045,663            7.8%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
Telecommunication Services -- (1.1%)
      Other Securities...........................                43,220,714            1.2%
                                                             --------------          ------
Utilities -- (0.5%)
      Other Securities...........................                19,372,071            0.5%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             3,554,061,682           99.5%
                                                             --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                    75,599            0.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves. 15,049,046     15,049,046            0.4%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@  DFA Short Term Investment Fund............. 45,232,151    523,335,992           14.6%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,202,716,216)........................              $4,092,522,319          114.5%
                                                             ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  554,523,711           --   --    $  554,523,711
  Consumer Staples............    152,577,327           --   --       152,577,327
  Energy......................    341,970,861           --   --       341,970,861
  Financials..................    924,571,921 $      7,512   --       924,579,433
  Health Care.................    246,771,362      141,320   --       246,912,682
  Industrials.................    537,049,912      109,100   --       537,159,012
  Information Technology......    455,700,208           --   --       455,700,208
  Materials...................    278,045,663           --   --       278,045,663
  Other.......................             --           --   --                --
  Telecommunication Services..     43,220,714           --   --        43,220,714
  Utilities...................     19,372,071           --   --        19,372,071
Rights/Warrants...............             --       75,599   --            75,599
Temporary Cash Investments....     15,049,046           --   --        15,049,046
Securities Lending Collateral.             --  523,335,992   --       523,335,992
                               -------------- ------------   --    --------------
TOTAL......................... $3,568,852,796 $523,669,523   --    $4,092,522,319
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (87.1%)
Consumer Discretionary -- (14.3%)
#*  Cabela's, Inc...........................   753,597 $   48,380,927            0.6%
#   Dillard's, Inc. Class A.................   711,596     58,642,626            0.7%
#*  Iconix Brand Group, Inc................. 2,233,461     63,988,658            0.8%
#*  Live Nation Entertainment, Inc.......... 2,980,399     37,642,439            0.5%
    Penske Automotive Group, Inc............ 1,250,616     38,669,047            0.5%
#   Rent-A-Center, Inc...................... 1,669,788     58,325,695            0.7%
#   Scholastic Corp......................... 1,407,493     38,635,683            0.5%
    Other Securities........................              964,508,688           12.1%
                                                       --------------           -----
Total Consumer Discretionary................            1,308,793,763           16.4%
                                                       --------------           -----
Consumer Staples -- (3.9%)
#   Fresh Del Monte Produce, Inc............ 1,540,549     39,145,350            0.5%
#*  Prestige Brands Holdings, Inc........... 1,324,865     35,705,112            0.5%
    Seaboard Corp...........................    18,588     51,042,276            0.6%
#   Universal Corp..........................   830,795     47,812,252            0.6%
    Other Securities........................              177,113,610            2.2%
                                                       --------------           -----
Total Consumer Staples......................              350,818,600            4.4%
                                                       --------------           -----
Energy -- (8.8%)
#   Bristow Group, Inc...................... 1,323,551     83,648,423            1.1%
#*  Exterran Holdings, Inc.................. 2,112,961     55,824,430            0.7%
#*  Helix Energy Solutions Group, Inc....... 3,427,466     78,968,817            1.0%
#*  Hercules Offshore, Inc.................. 5,178,862     38,168,213            0.5%
#*  Hornbeck Offshore Services, Inc......... 1,296,122     58,221,800            0.7%
#*  PDC Energy, Inc.........................   877,106     37,978,690            0.5%
#   Western Refining, Inc................... 1,903,294     58,830,818            0.7%
    Other Securities........................              394,702,541            4.9%
                                                       --------------           -----
Total Energy................................              806,343,732           10.1%
                                                       --------------           -----
Financials -- (23.2%)
#   Argo Group International Holdings, Ltd..   926,512     38,403,922            0.5%
    CNO Financial Group, Inc................ 8,581,021     97,137,158            1.2%
#   Endurance Specialty Holdings, Ltd....... 1,100,056     53,869,742            0.7%
    First American Financial Corp........... 1,333,977     35,710,564            0.5%
#   Kemper Corp............................. 1,579,058     50,308,788            0.6%
#*  MBIA, Inc............................... 4,001,054     37,849,971            0.5%
#   Montpelier Re Holdings, Ltd............. 2,155,898     55,535,932            0.7%
#*  PHH Corp................................ 1,970,813     41,544,738            0.5%
#   Platinum Underwriters Holdings, Ltd.....   838,148     47,564,899            0.6%
#   Radian Group, Inc....................... 3,406,246     40,704,640            0.5%
#   Selective Insurance Group, Inc.......... 1,844,118     43,207,685            0.6%
#   Susquehanna Bancshares, Inc............. 4,934,549     57,586,187            0.7%
#   Umpqua Holdings Corp.................... 3,925,750     47,109,000            0.6%
#   Webster Financial Corp.................. 2,089,538     48,832,503            0.6%
#   Wintrust Financial Corp................. 1,227,565     44,020,481            0.6%
    Other Securities........................            1,379,658,082           17.1%
                                                       --------------           -----
Total Financials............................            2,119,044,292           26.5%
                                                       --------------           -----
Health Care -- (3.8%)
#*  LifePoint Hospitals, Inc................ 1,892,213     90,826,224            1.2%
    Other Securities........................              257,609,024            3.1%
                                                       --------------           -----
Total Health Care...........................              348,435,248            4.3%
                                                       --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                               Percentage
                                                    Shares        Value+     of Net Assets**
                                                    ------        ------     ---------------

Industrials -- (14.8%)
      AMERCO......................................    346,122 $   55,621,805            0.7%
#*    Avis Budget Group, Inc......................  4,147,655    119,618,370            1.5%
*     Esterline Technologies Corp.................  1,117,001     83,819,755            1.1%
#     GATX Corp...................................  1,692,613     86,238,632            1.1%
#*    General Cable Corp..........................  1,363,354     47,008,446            0.6%
#*    JetBlue Airways Corp........................ 10,066,250     69,356,462            0.9%
      Other Securities............................               893,175,584           11.0%
                                                              --------------          ------
Total Industrials.................................             1,354,839,054           16.9%
                                                              --------------          ------

Information Technology -- (10.9%)
#*    Benchmark Electronics, Inc..................  2,299,623     41,025,274            0.5%
#*    CACI International, Inc. Class A............    767,088     44,866,977            0.6%
#     Convergys Corp..............................  3,909,664     66,542,481            0.8%
#*    Fairchild Semiconductor International, Inc..  2,878,146     37,128,083            0.5%
#*    SYNNEX Corp.................................  1,147,081     39,689,003            0.5%
#*    Vishay Intertechnology, Inc.................  4,241,593     59,551,966            0.8%
      Other Securities............................               709,996,028            8.8%
                                                              --------------          ------
Total Information Technology......................               998,799,812           12.5%
                                                              --------------          ------

Materials -- (7.0%)
#*    Graphic Packaging Holding Co................  5,789,957     43,540,477            0.5%
#     Kaiser Aluminum Corp........................    623,602     39,286,926            0.5%
#*    Louisiana-Pacific Corp......................  5,071,045     91,887,335            1.2%
      Westlake Chemical Corp......................    770,014     64,018,964            0.8%
      Other Securities............................               403,397,619            5.0%
                                                              --------------          ------
Total Materials...................................               642,131,321            8.0%
                                                              --------------          ------

Other -- (0.0%)
      Other Securities............................                    85,259            0.0%
                                                              --------------          ------

Telecommunication Services -- (0.3%)
      Other Securities............................                25,631,364            0.3%
                                                              --------------          ------

Utilities -- (0.1%)
      Other Securities............................                 5,505,366            0.1%
                                                              --------------          ------
TOTAL COMMON STOCKS...............................             7,960,427,811           99.5%
                                                              --------------          ------

PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
      Other Securities............................                        --            0.0%
                                                              --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................                   127,077            0.0%
                                                              --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves.. 33,495,935     33,495,935            0.4%
                                                              --------------          ------

                                                    Shares/
                                                     Face
                                                    Amount
                                                    -------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund.............. 99,180,485  1,147,518,217           14.3%
                                                              --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,377,560,625).........................              $9,141,569,040          114.2%
                                                              ==============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,308,793,763             --   --    $1,308,793,763
  Consumer Staples............    350,818,600             --   --       350,818,600
  Energy......................    806,343,732             --   --       806,343,732
  Financials..................  2,118,994,389 $       49,903   --     2,119,044,292
  Health Care.................    347,583,046        852,202   --       348,435,248
  Industrials.................  1,354,215,317        623,737   --     1,354,839,054
  Information Technology......    998,799,812             --   --       998,799,812
  Materials...................    642,131,321             --   --       642,131,321
  Other.......................             --         85,259   --            85,259
  Telecommunication Services..     25,631,364             --   --        25,631,364
  Utilities...................      5,505,366             --   --         5,505,366
Preferred Stocks
  Other.......................             --             --   --                --
Rights/Warrants...............             --        127,077   --           127,077
Temporary Cash Investments....     33,495,935             --   --        33,495,935
Securities Lending Collateral.             --  1,147,518,217   --     1,147,518,217
                               -------------- --------------   --    --------------
TOTAL......................... $7,992,312,645 $1,149,256,395   --    $9,141,569,040
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (12.2%)
*   Amazon.com, Inc......................    80,522 $   20,437,289            0.3%
    Comcast Corp. Class A................   634,102     26,188,413            0.4%
    Home Depot, Inc. (The)...............   327,533     24,024,546            0.4%
    McDonald's Corp......................   218,435     22,310,951            0.4%
    Time Warner, Inc.....................   289,777     17,322,869            0.3%
    Walt Disney Co. (The)................   447,208     28,102,551            0.5%
    Other Securities.....................              713,428,852           11.7%
                                                    --------------           -----
Total Consumer Discretionary.............              851,815,471           14.0%
                                                    --------------           -----
Consumer Staples -- (7.0%)
#   Altria Group, Inc....................   437,249     15,963,961            0.3%
    Coca-Cola Co. (The)..................   875,095     37,042,771            0.6%
    CVS Caremark Corp....................   382,692     22,265,021            0.4%
    Mondelez International, Inc. Class A.   517,494     16,275,186            0.3%
    PepsiCo, Inc.........................   335,773     27,691,199            0.5%
    Philip Morris International, Inc.....   365,866     34,973,131            0.6%
    Procter & Gamble Co. (The)...........   566,788     43,512,315            0.7%
    Wal-Mart Stores, Inc.................   499,081     38,788,575            0.6%
    Other Securities.....................              252,485,914            4.0%
                                                    --------------           -----
Total Consumer Staples...................              488,998,073            8.0%
                                                    --------------           -----
Energy -- (9.1%)
    Chevron Corp.........................   605,873     73,922,565            1.2%
    ConocoPhillips.......................   368,973     22,304,418            0.4%
    Exxon Mobil Corp..................... 1,342,599    119,477,885            2.0%
    Occidental Petroleum Corp............   229,346     20,471,424            0.3%
    Schlumberger, Ltd....................   275,998     20,542,531            0.3%
    Other Securities.....................              373,742,419            6.1%
                                                    --------------           -----
Total Energy.............................              630,461,242           10.3%
                                                    --------------           -----
Financials -- (15.0%)
    American Express Co..................   214,443     14,670,046            0.3%
*   American International Group, Inc....   444,345     18,404,770            0.3%
    Bank of America Corp................. 3,474,950     42,776,634            0.7%
*   Berkshire Hathaway, Inc. Class B.....   387,167     41,163,595            0.7%
    Citigroup, Inc.......................   973,938     45,443,947            0.8%
    Goldman Sachs Group, Inc. (The)......   142,009     20,743,255            0.4%
    JPMorgan Chase & Co.................. 1,229,045     60,235,495            1.0%
    U.S. Bancorp.........................   564,831     18,797,576            0.3%
    Wells Fargo & Co..................... 1,607,133     61,038,911            1.0%
    Other Securities.....................              718,338,168           11.6%
                                                    --------------           -----
Total Financials.........................            1,041,612,397           17.1%
                                                    --------------           -----
Health Care -- (9.7%)
    AbbVie, Inc..........................   326,296     15,025,931            0.3%
    Amgen, Inc...........................   198,736     20,710,279            0.4%
#*  Gilead Sciences, Inc.................   331,127     16,768,271            0.3%
    Johnson & Johnson....................   612,773     52,226,643            0.9%
    Merck & Co., Inc.....................   801,185     37,655,695            0.6%
    Pfizer, Inc.......................... 2,214,432     64,373,538            1.1%
    UnitedHealth Group, Inc..............   287,692     17,241,382            0.3%
    Other Securities.....................              450,148,439            7.2%
                                                    --------------           -----
Total Health Care........................              674,150,178           11.1%
                                                    --------------           -----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Industrials -- (11.1%)
#     3M Co......................................    141,624 $   14,829,449            0.3%
      General Electric Co........................  3,238,107     72,177,405            1.2%
      Union Pacific Corp.........................    144,700     21,409,812            0.4%
      United Technologies Corp...................    189,500     17,299,455            0.3%
      Other Securities...........................               647,855,877           10.5%
                                                             --------------          ------
Total Industrials................................               773,571,998           12.7%
                                                             --------------          ------
Information Technology -- (13.5%)
      Apple, Inc.................................    195,508     86,561,167            1.4%
      Cisco Systems, Inc.........................  1,465,624     30,660,854            0.5%
*     Google, Inc. Class A.......................     59,591     49,136,951            0.8%
#     Intel Corp.................................  1,089,538     26,094,435            0.4%
#     International Business Machines Corp.......    233,618     47,316,990            0.8%
#     Microsoft Corp.............................  1,531,421     50,690,035            0.8%
      Oracle Corp................................    824,388     27,023,439            0.5%
      QUALCOMM, Inc..............................    373,897     23,039,533            0.4%
      Visa, Inc. Class A.........................    116,505     19,626,432            0.3%
      Other Securities...........................               581,944,942            9.6%
                                                             --------------          ------
Total Information Technology.....................               942,094,778           15.5%
                                                             --------------          ------
Materials -- (4.1%)
      Other Securities...........................               287,322,356            4.7%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc..................................  1,714,631     64,230,077            1.1%
#     Verizon Communications, Inc................    743,452     40,079,497            0.7%
      Other Securities...........................                45,371,354            0.6%
                                                             --------------          ------
Total Telecommunication Services.................               149,680,928            2.4%
                                                             --------------          ------
Utilities -- (3.0%)
      Other Securities...........................               211,496,170            3.5%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             6,051,203,591           99.3%
                                                             --------------          ------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                    26,070            0.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves. 45,236,061     45,236,061            0.7%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund............. 74,510,716    862,088,981           14.2%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,462,403,208)........................              $6,958,554,703          114.2%
                                                             ==============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  851,815,471           --   --    $  851,815,471
  Consumer Staples............    488,998,073           --   --       488,998,073
  Energy......................    630,461,242           --   --       630,461,242
  Financials..................  1,041,610,597 $      1,800   --     1,041,612,397
  Health Care.................    674,134,720       15,458   --       674,150,178
  Industrials.................    773,555,198       16,800   --       773,571,998
  Information Technology......    942,094,778           --   --       942,094,778
  Materials...................    287,322,356           --   --       287,322,356
  Other.......................             --           --   --                --
  Telecommunication Services..    149,680,928           --   --       149,680,928
  Utilities...................    211,496,170           --   --       211,496,170
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --       26,070   --            26,070
Temporary Cash Investments....     45,236,061           --   --        45,236,061
Securities Lending Collateral.             --  862,088,981   --       862,088,981
                               -------------- ------------   --    --------------
TOTAL......................... $6,096,405,594 $862,149,109   --    $6,958,554,703
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                         Percentage
                                               Shares       Value+     of Net Assets**
                                               ------       -----      ---------------
COMMON STOCKS -- (88.0%)
Consumer Discretionary -- (12.6%)
    CBS Corp. Class B........................   398,207 $   18,229,916            0.2%
    Comcast Corp. Class A.................... 1,099,320     45,401,916            0.6%
    Home Depot, Inc. (The)...................   301,629     22,124,487            0.3%
    News Corp. Class A.......................   846,333     26,210,933            0.3%
    Time Warner, Inc.........................   510,336     30,507,886            0.4%
#   Walt Disney Co. (The)....................   830,524     52,190,128            0.6%
    Other Securities.........................            1,001,169,942           11.8%
                                                        --------------           -----
Total Consumer Discretionary.................            1,195,835,208           14.2%
                                                        --------------           -----
Consumer Staples -- (5.7%)
#   Coca-Cola Co. (The)......................   439,242     18,593,114            0.2%
    CVS Caremark Corp........................   672,828     39,145,133            0.5%
    Mondelez International, Inc. Class A.....   875,793     27,543,690            0.3%
    Procter & Gamble Co. (The)...............   646,219     49,610,233            0.6%
    Wal-Mart Stores, Inc.....................   387,774     30,137,795            0.4%
#   Walgreen Co..............................   475,167     23,525,518            0.3%
    Other Securities.........................              356,801,327            4.2%
                                                        --------------           -----
Total Consumer Staples.......................              545,356,810            6.5%
                                                        --------------           -----
Energy -- (9.9%)
    Anadarko Petroleum Corp..................   277,978     23,561,415            0.3%
    Chevron Corp............................. 1,066,951    130,178,691            1.6%
    ConocoPhillips...........................   632,838     38,255,057            0.5%
    EOG Resources, Inc.......................   150,872     18,279,651            0.2%
    Exxon Mobil Corp......................... 1,756,682    156,327,131            1.9%
    Occidental Petroleum Corp................   382,913     34,178,814            0.4%
    Phillips 66..............................   330,183     20,124,654            0.2%
    Other Securities.........................              525,193,897            6.1%
                                                        --------------           -----
Total Energy.................................              946,099,310           11.2%
                                                        --------------           -----
Financials -- (17.7%)
*   American International Group, Inc........   719,365     29,796,098            0.4%
    Bank of America Corp..................... 5,751,978     70,806,849            0.9%
*   Berkshire Hathaway, Inc. Class B.........   232,188     24,686,228            0.3%
#   BlackRock, Inc...........................    73,022     19,460,363            0.2%
    Citigroup, Inc........................... 1,616,027     75,403,820            0.9%
    Goldman Sachs Group, Inc. (The)..........   227,319     33,204,486            0.4%
    JPMorgan Chase & Co...................... 2,076,088    101,749,073            1.2%
    MetLife, Inc.............................   512,756     19,992,356            0.2%
    PNC Financial Services Group, Inc. (The).   268,801     18,246,212            0.2%
    Travelers Cos., Inc. (The)...............   235,445     20,109,357            0.3%
    U.S. Bancorp.............................   949,300     31,592,704            0.4%
    Wells Fargo & Co......................... 2,707,168    102,818,241            1.2%
    Other Securities.........................            1,137,723,037           13.4%
                                                        --------------           -----
Total Financials.............................            1,685,588,824           20.0%
                                                        --------------           -----
Health Care -- (9.4%)
    Amgen, Inc...............................   259,507     27,043,224            0.3%
    Johnson & Johnson........................   388,122     33,079,638            0.4%
    Merck & Co., Inc......................... 1,401,705     65,880,135            0.8%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       -----      ---------------
Health Care -- (Continued)
    Pfizer, Inc................................  3,896,797 $  113,279,889            1.4%
    UnitedHealth Group, Inc....................    466,552     27,960,461            0.3%
    Other Securities...........................               621,897,137            7.4%
                                                           --------------           -----
Total Health Care..............................               889,140,484           10.6%
                                                           --------------           -----

Industrials -- (11.9%)
    General Electric Co........................  5,693,661    126,911,704            1.5%
    Union Pacific Corp.........................    253,811     37,553,876            0.5%
    Other Securities...........................               965,441,740           11.4%
                                                           --------------           -----
Total Industrials..............................             1,129,907,320           13.4%
                                                           --------------           -----

Information Technology -- (11.5%)
    Apple, Inc.................................    123,530     54,692,907            0.7%
    Cisco Systems, Inc.........................  1,850,259     38,707,418            0.5%
*   Google, Inc. Class A.......................     29,049     23,952,934            0.3%
#   Hewlett-Packard Co.........................    879,452     18,116,711            0.2%
#   Intel Corp.................................  1,645,400     39,407,330            0.5%
    International Business Machines Corp.......    104,255     21,115,808            0.3%
#   Microsoft Corp.............................    928,949     30,748,212            0.4%
    Visa, Inc. Class A.........................    232,750     39,209,065            0.5%
    Other Securities...........................               829,257,478            9.6%
                                                           --------------           -----
Total Information Technology...................             1,095,207,863           13.0%
                                                           --------------           -----

Materials -- (4.5%)
    Dow Chemical Co. (The).....................    627,320     21,272,421            0.3%
    Other Securities...........................               404,334,686            4.8%
                                                           --------------           -----
Total Materials................................               425,607,107            5.1%
                                                           --------------           -----

Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----

Telecommunication Services -- (2.7%)
    AT&T, Inc..................................  3,049,991    114,252,663            1.4%
*   Sprint Nextel Corp.........................  2,576,737     18,165,996            0.2%
#   Verizon Communications, Inc................  1,449,236     78,128,313            0.9%
    Other Securities...........................                47,396,779            0.6%
                                                           --------------           -----
Total Telecommunication Services...............               257,943,751            3.1%
                                                           --------------           -----

Utilities -- (2.1%)
    Other Securities...........................               197,670,461            2.4%
                                                           --------------           -----
TOTAL COMMON STOCKS............................             8,368,357,138           99.5%
                                                           --------------           -----

PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...........................                    63,895            0.0%
                                                           --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves. 33,805,971     33,805,971            0.4%
                                                           --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          ------        -----      ---------------
                                           (000)

SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@    DFA Short Term Investment Fund.. 95,917,561 $1,109,766,178           13.2%
                                                    --------------          ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,442,495,082)...............              $9,511,993,182          113.1%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,195,835,208             --   --    $1,195,835,208
  Consumer Staples............    545,356,810             --   --       545,356,810
  Energy......................    946,099,310             --   --       946,099,310
  Financials..................  1,685,584,510 $        4,314   --     1,685,588,824
  Health Care.................    889,104,511         35,973   --       889,140,484
  Industrials.................  1,129,865,099         42,221   --     1,129,907,320
  Information Technology......  1,095,207,863             --   --     1,095,207,863
  Materials...................    425,607,107             --   --       425,607,107
  Other.......................             --             --   --                --
  Telecommunication Services..    257,943,751             --   --       257,943,751
  Utilities...................    197,670,461             --   --       197,670,461
Preferred Stocks
  Other.......................             --             --   --                --
Rights/Warrants...............             --         63,895   --            63,895
Temporary Cash Investments....     33,805,971             --   --        33,805,971
Securities Lending Collateral.             --  1,109,766,178   --     1,109,766,178
                               -------------- --------------   --    --------------
TOTAL......................... $8,402,080,601 $1,109,912,581   --    $9,511,993,182
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                       Percentage
                                               Shares      Value+    of Net Assets**
                                               ------      ------    ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (13.7%)
    Comcast Corp. Class A....................   322,118 $ 13,303,473            0.6%
*   Jarden Corp..............................   117,655    5,295,652            0.2%
#   Lennar Corp. Class A.....................   134,243    5,533,496            0.2%
*   Liberty Interactive Corp. Class A........   267,922    5,704,059            0.2%
*   Mohawk Industries, Inc...................    54,426    6,034,755            0.3%
    Time Warner, Inc.........................   135,201    8,082,316            0.3%
#*  Toll Brothers, Inc.......................   151,825    5,209,116            0.2%
#   Walt Disney Co. (The)....................   118,253    7,431,019            0.3%
    Other Securities.........................            324,853,607           13.2%
                                                        ------------           -----
Total Consumer Discretionary.................            381,447,493           15.5%
                                                        ------------           -----
Consumer Staples -- (4.7%)
    Bunge, Ltd...............................    79,327    5,728,203            0.2%
    CVS Caremark Corp........................   121,704    7,080,739            0.3%
    Mondelez International, Inc. Class A.....   260,500    8,192,725            0.3%
    Procter & Gamble Co. (The)...............    91,517    7,025,760            0.3%
    Other Securities.........................            103,293,668            4.2%
                                                        ------------           -----
Total Consumer Staples.......................            131,321,095            5.3%
                                                        ------------           -----
Energy -- (9.6%)
    Anadarko Petroleum Corp..................    72,636    6,156,627            0.3%
#   Chesapeake Energy Corp...................   360,915    7,052,279            0.3%
    Chevron Corp.............................   159,692   19,484,021            0.8%
    ConocoPhillips...........................   175,685   10,620,158            0.4%
    Exxon Mobil Corp.........................   246,627   21,947,337            0.9%
    HollyFrontier Corp.......................   109,681    5,423,725            0.2%
    Murphy Oil Corp..........................   107,339    6,664,679            0.3%
    Phillips 66..............................    91,273    5,563,089            0.2%
    Tesoro Corp..............................   131,157    7,003,784            0.3%
    Other Securities.........................            178,331,945            7.2%
                                                        ------------           -----
Total Energy.................................            268,247,644           10.9%
                                                        ------------           -----
Financials -- (21.1%)
    American Financial Group, Inc............   127,737    6,165,865            0.3%
    Bank of America Corp..................... 1,263,850   15,557,993            0.6%
    Citigroup, Inc...........................   300,702   14,030,755            0.6%
    Goldman Sachs Group, Inc. (The)..........    47,945    7,003,326            0.3%
    Hartford Financial Services Group, Inc...   216,706    6,087,272            0.3%
    Invesco, Ltd.............................   186,136    5,907,957            0.3%
    JPMorgan Chase & Co......................   570,669   27,968,488            1.2%
#   Lincoln National Corp....................   152,570    5,188,906            0.2%
    MetLife, Inc.............................   141,103    5,501,606            0.2%
    PNC Financial Services Group, Inc. (The).    76,226    5,174,221            0.2%
    Principal Financial Group, Inc...........   157,281    5,677,844            0.2%
    Regions Financial Corp...................   661,387    5,615,176            0.2%
    Wells Fargo & Co.........................   522,373   19,839,727            0.8%
    Other Securities.........................            460,085,807           18.6%
                                                        ------------           -----
Total Financials.............................            589,804,943           24.0%
                                                        ------------           -----
Health Care -- (7.4%)
*   Boston Scientific Corp...................   767,057    5,745,257            0.2%
    Johnson & Johnson........................    61,338    5,227,838            0.2%
    Merck & Co., Inc.........................   149,737    7,037,639            0.3%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                     Shares        Value+     of Net Assets**
                                                     ------        ------     ---------------
Health Care -- (Continued)
      Pfizer, Inc..................................    563,682 $   16,386,236            0.7%
      Other Securities.............................               170,918,476            7.0%
                                                               --------------          ------
Total Health Care..................................               205,315,446            8.4%
                                                               --------------          ------
Industrials -- (11.9%)
      General Electric Co..........................    856,705     19,095,954            0.8%
      Southwest Airlines Co........................    417,610      5,721,257            0.2%
      Union Pacific Corp...........................     34,880      5,160,845            0.2%
      Other Securities.............................               302,960,107           12.4%
                                                               --------------          ------
Total Industrials..................................               332,938,163           13.6%
                                                               --------------          ------
Information Technology -- (10.5%)
      Fidelity National Information Services, Inc..    150,228      6,317,087            0.3%
      IAC/InterActiveCorp..........................    115,491      5,436,161            0.2%
*     Micron Technology, Inc.......................    569,578      5,365,425            0.2%
      Visa, Inc. Class A...........................     37,703      6,351,447            0.3%
      Western Digital Corp.........................    122,881      6,792,862            0.3%
      Xerox Corp...................................    731,469      6,276,004            0.3%
      Other Securities.............................               257,448,917           10.4%
                                                               --------------          ------
Total Information Technology.......................               293,987,903           12.0%
                                                               --------------          ------
Materials -- (5.5%)
      Other Securities.............................               152,898,070            6.2%
                                                               --------------          ------
Other -- (0.0%)
      Other Securities.............................                        --            0.0%
                                                               --------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc....................................    570,322     21,364,262            0.9%
      Verizon Communications, Inc..................    219,736     11,845,968            0.5%
      Other Securities.............................                22,462,968            0.9%
                                                               --------------          ------
Total Telecommunication Services...................                55,673,198            2.3%
                                                               --------------          ------
Utilities -- (1.3%)
      NRG Energy, Inc..............................    195,195      5,440,085            0.2%
      Other Securities.............................                29,615,330            1.2%
                                                               --------------          ------
Total Utilities....................................                35,055,415            1.4%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             2,446,689,370           99.6%
                                                               --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............................                    48,489            0.0%
                                                               --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves...  7,725,736      7,725,736            0.3%
                                                               --------------          ------

                                                     Shares/
                                                      Face
                                                     Amount
                                                     -------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@  DFA Short Term Investment Fund............... 28,858,608    333,894,098           13.6%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,215,891,463)..........................              $2,788,357,693          113.5%
                                                               ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  381,447,493           --   --    $  381,447,493
  Consumer Staples............    131,321,095           --   --       131,321,095
  Energy......................    268,247,644           --   --       268,247,644
  Financials..................    589,802,926 $      2,017   --       589,804,943
  Health Care.................    205,289,383       26,063   --       205,315,446
  Industrials.................    332,906,327       31,836   --       332,938,163
  Information Technology......    293,987,903           --   --       293,987,903
  Materials...................    152,898,070           --   --       152,898,070
  Other.......................             --           --   --                --
  Telecommunication Services..     55,673,198           --   --        55,673,198
  Utilities...................     35,055,415           --   --        35,055,415
Rights/Warrants...............             --       48,489   --            48,489
Temporary Cash Investments....      7,725,736           --   --         7,725,736
Securities Lending Collateral.             --  333,894,098   --       333,894,098
                               -------------- ------------   --    --------------
TOTAL......................... $2,454,355,190 $334,002,503   --    $2,788,357,693
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                            Shares      Value+     of Net Assets**
                                            ------      ------     ---------------
COMMON STOCKS -- (82.2%)
Consumer Discretionary -- (15.6%)
#   Brinker International, Inc............. 322,412 $   12,541,827            0.2%
#   Brunswick Corp......................... 401,911     12,724,502            0.2%
#   Buckle, Inc. (The)..................... 240,240     11,663,652            0.2%
#*  Cabela's, Inc.......................... 277,885     17,840,217            0.3%
#   Dillard's, Inc. Class A................ 158,530     13,064,457            0.2%
    Domino's Pizza, Inc.................... 270,452     14,928,950            0.3%
#   Pier 1 Imports, Inc.................... 641,193     14,882,090            0.3%
#   Pool Corp.............................. 227,978     11,175,482            0.2%
#   Sinclair Broadcast Group, Inc. Class A. 447,331     11,988,471            0.2%
*   Tenneco, Inc........................... 302,739     11,706,917            0.2%
#   Wolverine World Wide, Inc.............. 240,448     11,486,201            0.2%
    Other Securities.......................            900,568,741           16.4%
                                                    --------------           -----
Total Consumer Discretionary...............          1,044,571,507           18.9%
                                                    --------------           -----
Consumer Staples -- (3.6%)
#*  Hain Celestial Group, Inc. (The)....... 180,533     11,779,778            0.2%
    Other Securities.......................            229,110,428            4.2%
                                                    --------------           -----
Total Consumer Staples                                 240,890,206            4.4%
                                                    --------------           -----
Energy -- (4.3%)
    Bristow Group, Inc..................... 180,340     11,397,488            0.2%
*   Gulfport Energy Corp................... 245,449     12,809,983            0.2%
*   Helix Energy Solutions Group, Inc...... 491,600     11,326,464            0.2%
#   Lufkin Industries, Inc................. 164,767     14,547,278            0.3%
#   Western Refining, Inc.................. 371,375     11,479,201            0.2%
    Other Securities.......................            225,417,420            4.1%
                                                    --------------           -----
Total Energy...............................            286,977,834            5.2%
                                                    --------------           -----
Financials -- (14.0%)
    Geo Group, Inc. (The).................. 311,791     11,676,573            0.2%
*   Ocwen Financial Corp................... 328,355     12,011,226            0.2%
#   TCF Financial Corp..................... 832,287     12,109,776            0.2%
    Other Securities.......................            902,198,385           16.3%
                                                    --------------           -----
Total Financials...........................            937,995,960           16.9%
                                                    --------------           -----
Health Care -- (7.7%)
#*  Centene Corp........................... 258,159     11,926,946            0.2%
*   LifePoint Hospitals, Inc............... 236,483     11,351,184            0.2%
#*  Medicines Co. (The).................... 351,538     11,867,923            0.2%
#*  PAREXEL International Corp............. 290,659     11,902,486            0.2%
#   STERIS Corp............................ 282,552     11,751,338            0.2%
*   Team Health Holdings, Inc.............. 317,151     11,823,389            0.2%
*   Thoratec Corp.......................... 319,166     11,553,809            0.2%
    Other Securities.......................            435,421,077            8.0%
                                                    --------------           -----
Total Health Care..........................            517,598,152            9.4%
                                                    --------------           -----
Industrials -- (14.8%)
#   Actuant Corp. Class A.................. 365,245     11,432,168            0.2%
#   Alliant Techsystems, Inc............... 154,313     11,474,715            0.2%
    AMERCO.................................  73,467     11,806,147            0.2%
*   Avis Budget Group, Inc................. 493,987     14,246,585            0.3%
#*  Chart Industries, Inc.................. 150,375     12,753,304            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
Industrials -- (Continued)
#   EMCOR Group, Inc...........................    306,181 $   11,451,169            0.2%
*   EnerSys, Inc...............................    244,184     11,193,395            0.2%
    Huntington Ingalls Industries, Inc.........    227,971     12,059,666            0.2%
#   Manitowoc Co., Inc. (The)..................    650,586     12,204,993            0.2%
#*  Middleby Corp..............................     78,446     11,733,953            0.2%
#*  US Airways Group, Inc......................    795,980     13,452,062            0.3%
    Other Securities...........................               858,631,446           15.5%
                                                           --------------           -----
Total Industrials..............................               992,439,603           17.9%
                                                           --------------           -----
Information Technology -- (14.0%)
#   Anixter International, Inc.................    161,603     11,593,399            0.2%
#*  Compuware Corp.............................    995,933     11,951,196            0.2%
#*  Cymer, Inc.................................    144,305     15,117,392            0.3%
#   FEI Co.....................................    177,398     11,332,184            0.2%
#   MAXIMUS, Inc...............................    157,974     12,588,948            0.2%
#   Mentor Graphics Corp.......................    661,422     12,077,566            0.2%
#*  ValueClick, Inc............................    372,765     11,503,528            0.2%
    Other Securities...........................               853,619,765           15.5%
                                                           --------------           -----
Total Information Technology...................               939,783,978           17.0%
                                                           --------------           -----
Materials -- (4.8%)
#   Eagle Materials, Inc.......................    212,595     14,403,311            0.3%
*   Louisiana-Pacific Corp.....................    633,346     11,476,230            0.2%
    PolyOne Corp...............................    496,230     11,180,062            0.2%
    Other Securities...........................               284,520,162            5.1%
                                                           --------------           -----
Total Materials................................               321,579,765            5.8%
                                                           --------------           -----
Other -- (0.0%)
    Other Securities...........................                     7,948            0.0%
                                                           --------------           -----
Telecommunication Services -- (0.4%)
    Other Securities...........................                27,200,521            0.5%
                                                           --------------           -----
Utilities -- (3.0%)
    Portland General Electric Co...............    369,541     11,917,697            0.2%
#   Southwest Gas Corp.........................    222,051     11,251,324            0.2%
    Other Securities...........................               172,877,836            3.1%
                                                           --------------           -----
Total Utilities................................               196,046,857            3.5%
                                                           --------------           -----
TOTAL COMMON STOCKS............................             5,505,092,331           99.5%
                                                           --------------           -----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities...........................                   196,119            0.0%
                                                           --------------           -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves. 35,634,656     35,634,656            0.6%
                                                           --------------           -----


U.S. SMALL CAP PORTFOLIO
CONTINUED

                                           Shares/
                                            Face                      Percentage
                                           Amount        Value+     of Net Assets**
                                           -------       ------     ---------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (17.3%)
(S)@    DFA Short Term Investment Fund   100,407,456 $1,161,714,264           21.0%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,460,276,208)...............               $6,702,637,370          121.1%
                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $1,044,571,507             --   --    $1,044,571,507
  Consumer Staples............    240,890,206             --   --       240,890,206
  Energy......................    286,977,834             --   --       286,977,834
  Financials..................    937,980,902 $       15,058   --       937,995,960
  Health Care.................    517,507,784         90,368   --       517,598,152
  Industrials.................    992,129,464        310,139   --       992,439,603
  Information Technology......    939,783,978             --   --       939,783,978
  Materials...................    321,579,765             --   --       321,579,765
  Other.......................             --          7,948   --             7,948
  Telecommunication Services..     27,200,521             --   --        27,200,521
  Utilities...................    196,046,857             --   --       196,046,857
Preferred Stocks
  Other.......................             --             --   --                --
Rights/Warrants...............             --        196,119   --           196,119
Temporary Cash Investments....     35,634,656             --   --        35,634,656
Securities Lending Collateral.             --  1,161,714,264   --     1,161,714,264
                               -------------- --------------   --    --------------
TOTAL......................... $5,540,303,474 $1,162,333,896   --    $6,702,637,370
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (85.7%)
Consumer Discretionary -- (16.4%)
#*  Asbury Automotive Group, Inc...........   303,771 $ 12,178,179            0.3%
#   Belo Corp. Class A.....................   813,649    8,722,317            0.2%
    Churchill Downs, Inc...................   117,187    8,960,118            0.2%
#*  Conn's, Inc............................   311,038   13,471,056            0.3%
#   Dorman Products, Inc...................   312,058   11,777,069            0.3%
#*  Grand Canyon Education, Inc............   362,840    9,277,819            0.2%
    La-Z-Boy, Inc..........................   515,798    9,315,312            0.2%
    Lithia Motors, Inc. Class A............   188,702    9,344,523            0.2%
#*  Lumber Liquidators Holdings, Inc.......   138,270   11,332,609            0.3%
#   Oxford Industries, Inc.................   148,270    8,767,205            0.2%
*   Papa John's International, Inc.........   214,930   13,540,590            0.4%
#*  Pinnacle Entertainment, Inc............   540,950   10,310,507            0.3%
#*  Quiksilver, Inc........................ 1,340,079    9,018,732            0.2%
#   Ryland Group, Inc. (The)...............   206,913    9,323,500            0.2%
#   Sinclair Broadcast Group, Inc. Class A.   401,740   10,766,632            0.3%
#   Sturm Ruger & Co., Inc.................   185,803    9,526,120            0.2%
    Other Securities.......................            587,926,550           15.1%
                                                      ------------           -----
Total Consumer Discretionary...............            753,558,838           19.1%
                                                      ------------           -----
Consumer Staples -- (3.8%)
#   Andersons, Inc. (The)..................   159,711    8,707,444            0.2%
#   Cal-Maine Foods, Inc...................   202,886    8,659,174            0.2%
#*  Elizabeth Arden, Inc...................   241,815    9,902,324            0.3%
#   J&J Snack Foods Corp...................   179,640   13,476,593            0.3%
*   Prestige Brands Holdings, Inc..........   356,410    9,605,249            0.3%
#*  Susser Holdings Corp...................   176,060    9,361,110            0.2%
    Other Securities.......................            113,777,778            2.9%
                                                      ------------           -----
Total Consumer Staples.....................            173,489,672            4.4%
                                                      ------------           -----
Energy -- (4.2%)
*   EPL Oil & Gas, Inc.....................   290,804    9,500,567            0.2%
*   Hercules Offshore, Inc................. 1,228,317    9,052,696            0.2%
    Other Securities.......................            172,766,101            4.4%
                                                      ------------           -----
Total Energy...............................            191,319,364            4.8%
                                                      ------------           -----
Financials -- (14.9%)
#   Bank of the Ozarks, Inc................   296,309   12,127,927            0.3%
#   FBL Financial Group, Inc. Class A......   271,726   10,681,549            0.3%
    Horace Mann Educators Corp.............   423,287    9,545,122            0.2%
#*  Western Alliance Bancorp...............   614,415    9,038,045            0.2%
#*  World Acceptance Corp..................   153,471   13,637,433            0.4%
    Other Securities.......................            629,840,256           15.9%
                                                      ------------           -----
Total Financials...........................            684,870,332           17.3%
                                                      ------------           -----
Health Care -- (8.5%)
*   Amsurg Corp............................   286,482    9,614,336            0.3%
#   Analogic Corp..........................   123,731    9,834,140            0.3%
#*  Hanger, Inc............................   295,250    8,972,647            0.2%
    Other Securities.......................            362,734,433            9.1%
                                                      ------------           -----
Total Health Care..........................            391,155,556            9.9%
                                                      ------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                            Percentage
                                                  Shares       Value+     of Net Assets**
                                                  ------       ------     ---------------
Industrials -- (14.8%)
    AZZ, Inc...................................    227,597 $    9,625,077            0.3%
#*  EnPro Industries, Inc......................    181,024      8,920,863            0.2%
#   Lindsay Corp...............................    114,790      8,818,168            0.2%
    Other Securities...........................               652,055,425           16.5%
                                                           --------------           -----
Total Industrials..............................               679,419,533           17.2%
                                                           --------------           -----
Information Technology -- (14.6%)
*   Electronics for Imaging, Inc...............    361,249      9,652,573            0.3%
#   Forrester Research, Inc....................    256,189      9,184,376            0.2%
#   Heartland Payment Systems, Inc.............    279,163      9,181,671            0.2%
*   iGATE Corp.................................    527,877      8,810,267            0.2%
*   Manhattan Associates, Inc..................    216,969     15,233,393            0.4%
#   MTS Systems Corp...........................    165,039     10,059,127            0.3%
*   Tyler Technologies, Inc....................    230,600     14,583,144            0.4%
    Other Securities...........................               591,619,780           14.9%
                                                           --------------           -----
Total Information Technology...................               668,324,331           16.9%
                                                           --------------           -----
Materials -- (5.8%)
#   Balchem Corp...............................    221,446      9,597,470            0.2%
    Buckeye Technologies, Inc..................    257,175      9,667,208            0.3%
    KapStone Paper and Packaging Corp..........    331,563      9,807,633            0.3%
    PH Glatfelter Co...........................    389,968      9,359,232            0.2%
#   Stepan Co..................................    165,990      9,451,471            0.2%
#   Tredegar Corp..............................    328,579      9,725,938            0.3%
    Other Securities...........................               209,084,962            5.3%
                                                           --------------           -----
Total Materials................................               266,693,914            6.8%
                                                           --------------           -----
Other -- (0.0%)
    Other Securities...........................                    58,742            0.0%
                                                           --------------           -----
Telecommunication Services -- (1.0%)
    Other Securities...........................                44,711,868            1.1%
                                                           --------------           -----
Utilities -- (1.7%)
#   American States Water Co...................    161,488      8,959,354            0.2%
#   MGE Energy, Inc............................    194,367     10,855,397            0.3%
    Other Securities...........................                59,938,853            1.5%
                                                           --------------           -----
Total Utilities................................                79,753,604            2.0%
                                                           --------------           -----
TOTAL COMMON STOCKS............................             3,933,355,754           99.5%
                                                           --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...........................                        --            0.0%
                                                           --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...........................                   190,735            0.0%
                                                           --------------           -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves. 18,813,733     18,813,733            0.5%
                                                           --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                          Shares/
                                           Face                      Percentage
                                          Amount        Value+     of Net Assets**
                                          -------       ------     ---------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (13.9%)
(S)@    DFA Short Term Investment Fund.. 55,331,133 $  640,181,210           16.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,675,115,793)...............              $4,592,541,432          116.2%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  753,558,838           --   --    $  753,558,838
  Consumer Staples............    173,489,672           --   --       173,489,672
  Energy......................    191,319,364           --   --       191,319,364
  Financials..................    684,850,357 $     19,975   --       684,870,332
  Health Care.................    391,028,691      126,865   --       391,155,556
  Industrials.................    679,146,848      272,685   --       679,419,533
  Information Technology......    668,324,331           --   --       668,324,331
  Materials...................    266,693,914           --   --       266,693,914
  Other.......................             --       58,742   --            58,742
  Telecommunication Services..     44,711,868           --   --        44,711,868
  Utilities...................     79,753,604           --   --        79,753,604
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      190,735   --           190,735
Temporary Cash Investments....     18,813,733           --   --        18,813,733
Securities Lending Collateral.             --  640,181,210   --       640,181,210
                               -------------- ------------   --    --------------
TOTAL......................... $3,951,691,220 $640,850,212   --    $4,592,541,432
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                              Percentage
                                                    Shares       Value+     of Net Assets**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.3%)
Real Estate Investment Trusts -- (90.3%)
    Alexandria Real Estate Equities, Inc..........   577,338 $   42,012,886            0.9%
#   American Campus Communities, Inc..............   890,610     39,756,830            0.9%
#   American Tower Corp...........................   520,737     43,736,701            0.9%
#   Apartment Investment & Management Co. Class A. 1,329,343     41,355,861            0.9%
#   AvalonBay Communities, Inc.................... 1,082,271    143,985,334            3.1%
#   BioMed Realty Trust, Inc...................... 1,536,625     34,589,429            0.7%
#   Boston Properties, Inc........................ 1,364,786    149,348,532            3.2%
#   BRE Properties, Inc...........................   696,475     35,158,058            0.8%
#   Camden Property Trust.........................   762,773     55,178,999            1.2%
#   CBL & Associates Properties, Inc.............. 1,414,994     34,157,955            0.7%
#   DDR Corp...................................... 2,268,727     41,608,453            0.9%
#   Digital Realty Trust, Inc..................... 1,155,672     81,497,989            1.7%
#   Douglas Emmett, Inc........................... 1,227,846     32,132,730            0.7%
#   Duke Realty Corp.............................. 2,894,958     51,067,059            1.1%
#   EPR Properties................................   425,310     24,047,027            0.5%
#   Equity Lifestyle Properties, Inc..............   355,621     28,894,206            0.6%
#   Equity Residential............................ 3,035,682    176,251,697            3.8%
#   Essex Property Trust, Inc.....................   337,696     53,035,157            1.1%
#   Extra Space Storage, Inc......................   936,883     40,829,361            0.9%
#   Federal Realty Investment Trust...............   585,831     68,548,085            1.5%
#   General Growth Properties, Inc................ 3,910,099     88,837,449            1.9%
    HCP, Inc...................................... 4,035,325    215,082,823            4.6%
    Health Care REIT, Inc......................... 2,351,323    176,278,685            3.8%
    Healthcare Realty Trust, Inc..................   798,782     23,979,436            0.5%
#   Highwoods Properties, Inc.....................   725,043     29,748,514            0.6%
#   Home Properties, Inc..........................   453,491     29,232,030            0.6%
#   Hospitality Properties Trust.................. 1,169,563     34,396,848            0.7%
#   Host Hotels & Resorts, Inc.................... 6,540,269    119,490,715            2.6%
#   Kilroy Realty Corp............................   674,011     38,142,283            0.8%
#   Kimco Realty Corp............................. 3,670,642     87,287,867            1.9%
    Liberty Property Trust........................ 1,076,122     46,262,485            1.0%
#   Macerich Co. (The)............................ 1,224,215     85,756,261            1.8%
#   Mid-America Apartment Communities, Inc........   376,394     25,869,560            0.6%
#   National Retail Properties, Inc............... 1,021,448     40,531,057            0.9%
#   Omega Healthcare Investors, Inc............... 1,005,858     33,062,552            0.7%
    Piedmont Office Realty Trust, Inc. Class A.... 1,492,632     30,628,809            0.7%
#   Post Properties, Inc..........................   490,262     24,233,651            0.5%
#   Prologis, Inc................................. 4,165,220    174,730,979            3.8%
#   Public Storage................................ 1,315,495    217,056,675            4.7%
#   Realty Income Corp............................ 1,452,697     74,043,966            1.6%
#   Regency Centers Corp..........................   806,772     45,388,993            1.0%
#   Senior Housing Properties Trust............... 1,660,758     47,215,350            1.0%
#   Simon Property Group, Inc..................... 2,731,455    486,390,192           10.5%
#   SL Green Realty Corp..........................   821,410     74,501,887            1.6%
#   Tanger Factory Outlet Centers.................   844,545     31,349,510            0.7%
#   Taubman Centers, Inc..........................   562,976     48,140,078            1.0%
#   UDR, Inc...................................... 2,242,916     55,130,875            1.2%
#   Ventas, Inc................................... 2,582,823    205,670,196            4.4%
    Vornado Realty Trust.......................... 1,512,590    132,442,380            2.8%
#   Weingarten Realty Investors................... 1,047,119     35,675,344            0.8%
    Other Securities..............................              657,982,496           14.2%
                                                             --------------           -----
TOTAL COMMON STOCKS...............................            4,631,732,295           99.6%
                                                             --------------           -----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves. 23,600,975 $   23,600,975            0.5%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund............. 40,723,526    471,171,199           10.1%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,410,560,413)........................              $5,126,504,469          110.2%
                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Real Estate Investment Trusts. $4,631,732,295           --   --    $4,631,732,295
Temporary Cash Investments......     23,600,975           --   --        23,600,975
Securities Lending Collateral...             -- $471,171,199   --       471,171,199
                                 -------------- ------------   --    --------------
TOTAL........................... $4,655,333,270 $471,171,199   --    $5,126,504,469
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (86.6%)
AUSTRALIA -- (7.3%)
    Australia & New Zealand Banking Group, Ltd.. 500,458 $ 16,538,746            0.7%
    BHP Billiton, Ltd........................... 420,944   14,151,700            0.6%
    Commonwealth Bank of Australia.............. 292,747   22,313,429            0.9%
#   National Australia Bank, Ltd................ 462,384   16,316,553            0.7%
    Wesfarmers, Ltd............................. 189,991    8,547,373            0.4%
    Westpac Banking Corp........................ 504,113   17,684,297            0.7%
    Woolworths, Ltd............................. 222,524    8,404,562            0.4%
    Other Securities............................           99,621,571            3.9%
                                                         ------------           -----
TOTAL AUSTRALIA.................................          203,578,231            8.3%
                                                         ------------           -----
AUSTRIA -- (0.2%)
    Other Securities............................            6,398,118            0.3%
                                                         ------------           -----
BELGIUM -- (0.9%)
#   Anheuser-Busch InBev NV..................... 113,052   10,860,966            0.4%
    Other Securities............................           14,141,537            0.6%
                                                         ------------           -----
TOTAL BELGIUM...................................           25,002,503            1.0%
                                                         ------------           -----
CANADA -- (8.7%)
    Bank of Nova Scotia......................... 199,837   11,522,687            0.5%
#   Royal Bank of Canada........................ 243,989   14,719,987            0.6%
    Suncor Energy, Inc.......................... 279,079    8,701,049            0.4%
    Toronto-Dominion Bank (The)................. 160,784   13,180,952            0.6%
    Other Securities............................          195,058,674            7.9%
                                                         ------------           -----
TOTAL CANADA....................................          243,183,349           10.0%
                                                         ------------           -----
DENMARK -- (1.0%)
    Other Securities............................           28,219,489            1.2%
                                                         ------------           -----
FINLAND -- (0.6%)
    Other Securities............................           17,470,494            0.7%
                                                         ------------           -----
FRANCE -- (7.3%)
    BNP Paribas SA.............................. 193,757   10,803,483            0.5%
    L'Oreal SA..................................  45,086    8,047,433            0.3%
    Sanofi...................................... 165,428   17,885,336            0.7%
    Total SA.................................... 234,515   11,804,793            0.5%
    Other Securities............................          154,127,915            6.3%
                                                         ------------           -----
TOTAL FRANCE....................................          202,668,960            8.3%
                                                         ------------           -----
GERMANY -- (6.2%)
    Allianz SE..................................  62,963    9,313,520            0.4%
#   BASF SE..................................... 153,846   14,401,919            0.6%
#   Bayer AG.................................... 111,074   11,612,392            0.5%
    Daimler AG.................................. 181,449   10,060,449            0.4%
    SAP AG...................................... 127,132   10,135,209            0.4%
    Siemens AG..................................  79,520    8,308,807            0.3%
    Other Securities............................          109,200,924            4.5%
                                                         ------------           -----
TOTAL GERMANY...................................          173,033,220            7.1%
                                                         ------------           -----
GREECE -- (0.0%)
    Other Securities............................         $    575,927            0.0%
                                                         ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
HONG KONG -- (2.5%)
    AIA Group, Ltd........................... 2,032,400 $  9,041,043            0.4%
    Other Securities.........................             60,160,172            2.4%
                                                        ------------           -----
TOTAL HONG KONG..............................             69,201,215            2.8%
                                                        ------------           -----
IRELAND -- (0.2%)
    Other Securities.........................              6,773,985            0.3%
                                                        ------------           -----
ISRAEL -- (0.4%)
    Other Securities.........................             10,058,272            0.4%
                                                        ------------           -----
ITALY -- (1.5%)
    Other Securities.........................             42,686,772            1.7%
                                                        ------------           -----
JAPAN -- (17.0%)
#   Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897    9,870,982            0.4%
    Sumitomo Mitsui Financial Group, Inc.....   235,240   11,119,165            0.5%
    Toyota Motor Corp........................   305,800   17,747,965            0.7%
#   Toyota Motor Corp. Sponsored ADR.........    85,613    9,956,792            0.4%
    Other Securities.........................            426,149,864           17.4%
                                                        ------------           -----
TOTAL JAPAN..................................            474,844,768           19.4%
                                                        ------------           -----
NETHERLANDS -- (1.8%)
    Unilever NV..............................   242,733   10,343,179            0.4%
    Other Securities.........................             40,082,361            1.7%
                                                        ------------           -----
TOTAL NETHERLANDS............................             50,425,540            2.1%
                                                        ------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities.........................              2,347,543            0.1%
                                                        ------------           -----
NORWAY -- (0.8%)
    Other Securities.........................             23,704,773            1.0%
                                                        ------------           -----
PORTUGAL -- (0.2%)
    Other Securities.........................              4,299,050            0.2%
                                                        ------------           -----
SINGAPORE -- (1.4%)
    Other Securities.........................             38,046,883            1.6%
                                                        ------------           -----
SPAIN -- (2.3%)
    Banco Santander SA....................... 1,167,590    8,431,806            0.4%
    Other Securities.........................             55,428,115            2.2%
                                                        ------------           -----
TOTAL SPAIN..................................             63,859,921            2.6%
                                                        ------------           -----
SWEDEN -- (2.6%)
    Other Securities.........................             71,261,869            2.9%
                                                        ------------           -----
SWITZERLAND -- (7.1%)
    Nestle SA................................   563,769   40,203,744            1.7%
    Novartis AG..............................   260,874   19,311,868            0.8%
    Novartis AG ADR..........................   164,130   12,106,229            0.5%
    Roche Holding AG.........................   125,034   31,301,060            1.3%
    UBS AG...................................   640,816   11,431,139            0.5%
    Zurich Insurance Group AG................    32,332    9,034,906            0.4%
    Other Securities.........................             76,284,259            3.0%
                                                        ------------           -----
TOTAL SWITZERLAND............................            199,673,205            8.2%
                                                        ------------           -----
UNITED KINGDOM -- (16.5%)
    BG Group P.L.C...........................   490,585    8,281,730            0.3%
    BP P.L.C. Sponsored ADR..................   539,860   23,537,896            1.0%
    British American Tobacco P.L.C...........   285,586   15,831,522            0.6%
    Diageo P.L.C. Sponsored ADR..............    67,354    8,230,659            0.3%
    GlaxoSmithKline P.L.C....................   528,451   13,634,813            0.6%
#   GlaxoSmithKline P.L.C. Sponsored ADR.....   166,094    8,577,094            0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
UNITED KINGDOM -- (Continued)
      HSBC Holdings P.L.C............................................   1,623,467 $   17,780,190            0.7%
#     HSBC Holdings P.L.C. Sponsored ADR.............................     395,734     21,709,966            0.9%
      Reckitt Benckiser Group P.L.C..................................     116,476      8,502,852            0.3%
      Royal Dutch Shell P.L.C. ADR...................................     392,289     27,377,849            1.1%
      SABMiller P.L.C................................................     174,605      9,421,205            0.4%
      Standard Chartered P.L.C.......................................     439,931     11,071,919            0.5%
      Tesco P.L.C....................................................   1,490,002      8,475,104            0.3%
      Vodafone Group P.L.C...........................................   2,847,359      8,688,131            0.4%
      Vodafone Group P.L.C. Sponsored ADR............................     614,634     18,801,654            0.8%
      Other Securities...............................................                251,746,398           10.3%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................                461,668,982           18.9%
                                                                                  --------------          ------
UNITED STATES -- (0.0%)
      Other Securities...............................................                    280,498            0.0%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              2,419,263,567           99.1%
                                                                                  --------------          ------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities...............................................                  1,512,943            0.1%
                                                                                  --------------          ------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
      Other Securities...............................................                    219,886            0.0%
                                                                                  --------------          ------
SPAIN -- (0.0%)
      Other Securities...............................................                    248,332            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                    468,218            0.0%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@  DFA Short Term Investment Fund.................................  32,152,118    372,000,000           15.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $418,203 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $427,421) to be repurchased at
       $419,042...................................................... $       419        419,040            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                372,419,040           15.2%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,338,521,445)............................................               $2,793,663,768          114.4%
                                                                                  ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,560,611 $  196,017,620   --    $  203,578,231
  Austria.....................       32,760      6,365,358   --         6,398,118
  Belgium.....................    3,271,730     21,730,773   --        25,002,503
  Canada......................  243,183,349             --   --       243,183,349
  Denmark.....................    4,509,187     23,710,302   --        28,219,489
  Finland.....................      954,444     16,516,050   --        17,470,494
  France......................   16,532,946    186,136,014   --       202,668,960
  Germany.....................   26,114,966    146,918,254   --       173,033,220
  Greece......................           --        575,927   --           575,927
  Hong Kong...................           --     69,201,215   --        69,201,215
  Ireland.....................    1,913,058      4,860,927   --         6,773,985
  Israel......................    5,036,730      5,021,542   --        10,058,272
  Italy.......................    5,845,964     36,840,808   --        42,686,772
  Japan.......................   40,628,291    434,216,477   --       474,844,768
  Netherlands.................    5,300,665     45,124,875   --        50,425,540
  New Zealand.................           --      2,347,543   --         2,347,543
  Norway......................    1,566,805     22,137,968   --        23,704,773
  Portugal....................      106,372      4,192,678   --         4,299,050
  Singapore...................           --     38,046,883   --        38,046,883
  Spain.......................   18,926,633     44,933,288   --        63,859,921
  Sweden......................    1,079,570     70,182,299   --        71,261,869
  Switzerland.................   23,527,289    176,145,916   --       199,673,205
  United Kingdom..............  158,479,220    303,189,762   --       461,668,982
  United States...............      280,498             --   --           280,498
Preferred Stocks
  Germany.....................           --      1,512,943   --         1,512,943
Rights/Warrants
  Netherlands.................           --        219,886   --           219,886
  Spain.......................           --        248,332   --           248,332
Securities Lending Collateral.           --    372,419,040   --       372,419,040
                               ------------ --------------   --    --------------
TOTAL......................... $564,851,088 $2,228,812,680   --    $2,793,663,768
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (86.1%)
AUSTRALIA -- (6.3%)
    Australia & New Zealand Banking Group, Ltd..   972,400 $ 32,135,117            0.4%
    Commonwealth Bank of Australia..............   291,226   22,197,496            0.3%
#   National Australia Bank, Ltd................ 1,075,691   37,958,860            0.5%
    Suncorp Group, Ltd.......................... 1,243,956   16,753,961            0.2%
    Wesfarmers, Ltd.............................   509,296   22,912,364            0.3%
    Westpac Banking Corp........................   832,771   29,213,630            0.4%
    Other Securities............................            417,411,564            5.2%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            578,582,992            7.3%
                                                           ------------            ----

AUSTRIA -- (0.4%)
    Other Securities............................             38,910,198            0.5%
                                                           ------------            ----

BELGIUM -- (1.0%)
    Other Securities............................             90,657,468            1.2%
                                                           ------------            ----

CANADA -- (7.9%)
#   Bank of Montreal............................   273,400   17,148,390            0.2%
#   Royal Bank of Canada........................   326,040   19,670,168            0.3%
    Suncor Energy, Inc..........................   654,429   20,403,607            0.3%
    Toronto-Dominion Bank (The).................   350,772   28,756,027            0.4%
    Other Securities............................            631,242,236            7.9%
                                                           ------------            ----
TOTAL CANADA....................................            717,220,428            9.1%
                                                           ------------            ----

CHINA -- (0.0%)
    Other Securities............................                682,563            0.0%
                                                           ------------            ----

COLOMBIA -- (0.0%)
    Other Securities............................                 13,661            0.0%
                                                           ------------            ----

DENMARK -- (1.0%)
    Other Securities............................             86,541,097            1.1%
                                                           ------------            ----
FINLAND -- (1.3%)...............................
    Other Securities............................            113,988,028            1.4%
                                                           ------------            ----

FRANCE -- (6.2%)
    BNP Paribas SA..............................   500,741   27,920,262            0.4%
    Sanofi......................................   147,180   15,912,443            0.2%
    Sanofi ADR..................................   562,231   29,995,024            0.4%
*   Societe Generale SA.........................   601,863   21,863,864            0.3%
    Total SA Sponsored ADR......................   595,142   29,899,934            0.4%
    Other Securities............................            442,185,190            5.5%
                                                           ------------            ----
TOTAL FRANCE....................................            567,776,717            7.2%
                                                           ------------            ----

GERMANY -- (5.1%)
    Allianz SE..................................   137,629   20,358,153            0.3%
    Daimler AG..................................   469,210   26,015,371            0.3%
#   Muenchener Rueckversicherungs AG............    92,638   18,555,974            0.2%
#   Siemens AG Sponsored ADR....................   200,444   20,948,402            0.3%
    Other Securities............................            381,750,080            4.8%
                                                           ------------            ----
TOTAL GERMANY...................................            467,627,980            5.9%
                                                           ------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------

GREECE -- (0.2%)
    Other Securities......................            $   20,568,346            0.3%
                                                      --------------           -----

HONG KONG -- (2.3%)
    Other Securities......................               212,526,628            2.7%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................                44,486,764            0.6%
                                                      --------------           -----

ISRAEL -- (0.5%)
    Other Securities......................                45,342,666            0.6%
                                                      --------------           -----

ITALY -- (1.9%)
    Other Securities......................               169,031,134            2.1%
                                                      --------------           -----

JAPAN -- (18.8%)
#   Honda Motor Co., Ltd. Sponsored ADR...    417,161     16,678,097            0.2%
    Mitsubishi UFJ Financial Group, Inc...  4,596,200     31,184,479            0.4%
    Mizuho Financial Group, Inc........... 10,641,060     23,415,192            0.3%
    Sumitomo Mitsui Financial Group, Inc..    664,070     31,388,811            0.4%
#   Toyota Motor Corp. Sponsored ADR......    360,892     41,971,740            0.6%
    Other Securities......................             1,574,103,449           19.8%
                                                      --------------           -----
TOTAL JAPAN...............................             1,718,741,768           21.7%
                                                      --------------           -----

NETHERLANDS -- (2.1%)
    Koninklijke Philips Electronics NV....    573,294     15,867,651            0.2%
    Other Securities......................               176,107,529            2.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               191,975,180            2.4%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                21,504,707            0.3%
                                                      --------------           -----

NORWAY -- (1.0%)
    Other Securities......................                88,554,387            1.1%
                                                      --------------           -----

POLAND -- (0.0%)
    Other Securities......................                    38,194            0.0%
                                                      --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                26,374,756            0.3%
                                                      --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                   388,092            0.0%
                                                      --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................               127,937,279            1.6%
                                                      --------------           -----

SPAIN -- (1.9%)
    Banco Santander SA....................  2,981,742     21,532,789            0.3%
#   Banco Santander SA Sponsored ADR......  2,229,277     16,162,258            0.2%
    Other Securities......................               138,497,929            1.7%
                                                      --------------           -----
TOTAL SPAIN...............................               176,192,976            2.2%
                                                      --------------           -----

SWEDEN -- (2.8%)
    Other Securities......................               253,660,357            3.2%
                                                      --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

SWITZERLAND -- (6.3%)
    ABB, Ltd............................  1,158,384 $   26,268,562            0.3%
    Credit Suisse Group AG..............    733,039     20,357,249            0.3%
    Holcim, Ltd.........................    208,137     16,235,724            0.2%
    Nestle SA...........................    587,284     41,880,656            0.5%
#   Novartis AG ADR.....................    818,651     60,383,698            0.8%
    Roche Holding AG....................     81,978     20,522,404            0.3%
    Swiss Re AG.........................    345,927     27,529,420            0.4%
    UBS AG..............................  1,749,489     31,208,104            0.4%
    Zurich Insurance Group AG...........    145,954     40,785,621            0.5%
    Other Securities....................               286,091,352            3.5%
                                                    --------------           -----
TOTAL SWITZERLAND.......................               571,262,790            7.2%
                                                    --------------           -----

UNITED KINGDOM -- (16.7%)
    Anglo American P.L.C................    763,241     18,661,816            0.2%
#   AstraZeneca P.L.C. Sponsored ADR....    424,722     22,051,566            0.3%
#   Barclays P.L.C. Sponsored ADR.......  1,811,137     32,564,243            0.4%
    BG Group P.L.C......................    933,234     15,754,237            0.2%
#   BHP Billiton P.L.C. ADR.............    286,867     16,216,592            0.2%
    BP P.L.C. Sponsored ADR.............  1,562,643     68,131,232            0.9%
    HSBC Holdings P.L.C. Sponsored ADR..  1,761,750     96,649,601            1.2%
*   Lloyds Banking Group P.L.C.......... 23,313,762     19,804,874            0.3%
#   Prudential P.L.C. ADR...............    651,676     22,508,889            0.3%
#   Rio Tinto P.L.C. Sponsored ADR......    458,818     21,133,157            0.3%
#   Royal Dutch Shell P.L.C. ADR........  1,430,280     99,819,241            1.3%
    Standard Chartered P.L.C............  1,125,564     28,327,517            0.4%
    Tesco P.L.C.........................  3,732,880     21,232,553            0.3%
    Vodafone Group P.L.C. Sponsored ADR.  2,394,771     73,256,045            0.9%
    Other Securities....................               964,017,666           12.0%
                                                    --------------           -----
TOTAL UNITED KINGDOM....................             1,520,129,229           19.2%
                                                    --------------           -----

UNITED STATES -- (0.0%)
    Other Securities....................                 3,494,631            0.0%
                                                    --------------           -----
TOTAL COMMON STOCKS.....................             7,854,211,016           99.2%
                                                    --------------           -----

PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
    Other Securities....................                 4,378,796            0.1%
                                                    --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities....................                     8,616            0.0%
                                                    --------------           -----
TOTAL PREFERRED STOCKS..................                 4,387,412            0.1%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
    Other Securities....................                     1,483            0.0%
                                                    --------------           -----

BELGIUM -- (0.0%)
    Other Securities....................                        --            0.0%
                                                    --------------           -----

CANADA -- (0.0%)
    Other Securities....................                       574            0.0%
                                                    --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 Percentage
                                                                     Shares        Value++     of Net Assets**
                                                                     ------        -------     ---------------

HONG KONG -- (0.0%)
      Other Securities............................................              $           --            0.0%
                                                                                --------------          ------

ISRAEL -- (0.0%)
      Other Securities............................................                      11,543            0.0%
                                                                                --------------          ------

ITALY -- (0.0%)
      Other Securities............................................                         825            0.0%
                                                                                --------------          ------

NETHERLANDS -- (0.0%)
      Other Securities............................................                     242,608            0.0%
                                                                                --------------          ------

NORWAY -- (0.0%)
      Other Securities............................................                       3,770            0.0%
                                                                                --------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                     646,821            0.0%
                                                                                --------------          ------

SWITZERLAND -- (0.0%)
      Other Securities............................................                      53,406            0.0%
                                                                                --------------          ------

UNITED STATES -- (0.0%)
      Other Securities............................................                          --            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS.............................................                     961,030            0.0%
                                                                                --------------          ------

                                                                     Shares/
                                                                      Face
                                                                     Amount        Value+
                                                                     -------       ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (13.8%)
(S)@  DFA Short Term Investment Fund..............................  108,038,029  1,250,000,000           15.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $9,993,202 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $10,213,462) to be repurchased at
       $10,013,243................................................ $     10,013     10,013,198            0.1%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................               1,260,013,198           15.9%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,484,144,476).........................................                $9,119,572,656          115.2%
                                                                                ==============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   26,872,133 $  551,710,859   --    $  578,582,992
  Austria.....................         57,330     38,852,868   --        38,910,198
  Belgium.....................     10,418,860     80,238,608   --        90,657,468
  Canada......................    717,159,305         61,123   --       717,220,428
  China.......................        110,466        572,097   --           682,563
  Colombia....................         13,661             --   --            13,661
  Denmark.....................      4,501,062     82,040,035   --        86,541,097
  Finland.....................      2,652,118    111,335,910   --       113,988,028
  France......................     87,552,301    480,224,416   --       567,776,717
  Germany.....................     68,989,039    398,638,941   --       467,627,980
  Greece......................        652,609     19,915,737   --        20,568,346
  Hong Kong...................        223,938    212,302,690   --       212,526,628
  Ireland.....................     12,143,696     32,343,068   --        44,486,764
  Israel......................      8,896,652     36,446,014   --        45,342,666
  Italy.......................     16,578,746    152,452,388   --       169,031,134
  Japan.......................    108,686,969  1,610,054,799   --     1,718,741,768
  Netherlands.................     29,141,065    162,834,115   --       191,975,180
  New Zealand.................        122,698     21,382,009   --        21,504,707
  Norway......................     10,233,572     78,320,815   --        88,554,387
  Poland......................         38,194             --   --            38,194
  Portugal....................        246,957     26,127,799   --        26,374,756
  Russia......................             --        388,092   --           388,092
  Singapore...................         64,766    127,872,513   --       127,937,279
  Spain.......................     35,643,906    140,549,070   --       176,192,976
  Sweden......................      9,281,144    244,379,213   --       253,660,357
  Switzerland.................    102,383,494    468,879,296   --       571,262,790
  United Kingdom..............    551,209,957    968,919,272   --     1,520,129,229
  United States...............      3,494,631             --   --         3,494,631
Preferred Stocks
  Germany.....................             --      4,378,796   --         4,378,796
  United Kingdom..............             --          8,616   --             8,616
Rights/Warrants
  Australia...................             --          1,483   --             1,483
  Belgium.....................             --             --   --                --
  Canada......................             --            574   --               574
  Hong Kong...................             --             --   --                --
  Israel......................             --         11,543   --            11,543
  Italy.......................             --            825   --               825
  Netherlands.................             --        242,608   --           242,608
  Norway......................             --          3,770   --             3,770
  Spain.......................             --        646,821   --           646,821
  Switzerland.................             --         53,406   --            53,406
  United States...............             --             --   --                --
Securities Lending Collateral.             --  1,260,013,198   --     1,260,013,198
                               -------------- --------------   --    --------------
TOTAL......................... $1,807,369,269 $7,312,203,387   --    $9,119,572,656
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                              Value+
                                                          --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company....................... $2,477,075,831
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company.......................  1,742,051,494
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company.......................  1,624,187,471
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company.......................    871,962,341
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company.......................    656,754,574
                                                          --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $6,490,277,913)...............................  7,372,031,711
                                                          --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $6,490,277,913)............................... $7,372,031,711
                                                          ==============

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

 -
                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $7,372,031,711   --      --    $7,372,031,711
                                  --------------   --      --    --------------
 TOTAL........................... $7,372,031,711   --      --    $7,372,031,711
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $495,729,468
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $479,448,060).......................................... $495,729,468
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $270,965,449
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $240,342,368).......................................... $270,965,449
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $33,314,018
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $22,855,044)........................................... $33,314,018
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $115,717,432
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $104,610,031).......................................... $115,717,432
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (84.8%)
 AUSTRALIA -- (22.4%)
 #   CFS Retail Property Trust Group... 11,940,274 $ 27,208,429            1.4%
 #   Commonwealth Property Office Fund. 14,005,138   16,829,733            0.9%
     Dexus Property Group.............. 27,648,805   33,074,781            1.7%
     Federation Centres, Ltd...........  6,849,076   18,462,298            0.9%
     Goodman Group..................... 10,331,700   55,886,587            2.8%
     GPT Group.........................  8,533,209   36,304,932            1.9%
     Investa Office Fund...............  3,511,193   11,941,025            0.6%
 #   Stockland......................... 13,283,337   53,381,870            2.7%
 #   Westfield Group................... 13,180,319  159,431,045            8.1%
     Westfield Retail Trust............ 17,497,530   59,829,262            3.0%
     Other Securities..................              42,539,213            2.1%
                                                   ------------           -----
 TOTAL AUSTRALIA.......................             514,889,175           26.1%
                                                   ------------           -----
 BELGIUM -- (1.2%)
 #   Cofinimmo.........................     93,248   11,223,534            0.6%
     Other Securities..................              16,652,407            0.8%
                                                   ------------           -----
 TOTAL BELGIUM.........................              27,875,941            1.4%
                                                   ------------           -----
 CANADA -- (6.0%)
 #   Boardwalk REIT....................    140,236    9,169,036            0.5%
     Calloway REIT.....................    341,635   10,244,472            0.5%
     Canadian REIT.....................    204,194    9,661,946            0.5%
     Dundee REIT Class A...............    286,663   10,530,942            0.5%
 #   H&R REIT..........................    679,897   16,703,019            0.9%
 #   RioCan REIT.......................    876,636   25,678,226            1.3%
     Other Securities..................              56,265,718            2.8%
                                                   ------------           -----
 TOTAL CANADA..........................             138,253,359            7.0%
                                                   ------------           -----
 CHINA -- (0.2%)
     Other Securities..................               5,557,402            0.3%
                                                   ------------           -----
 FRANCE -- (3.3%)
 #   Fonciere Des Regions..............    147,675   11,782,646            0.6%
 #   Gecina SA.........................    124,602   15,014,694            0.8%
 #   ICADE.............................    133,009   12,295,517            0.6%
     Klepierre.........................    548,497   23,275,575            1.2%
     Other Securities..................              13,219,919            0.6%
                                                   ------------           -----
 TOTAL FRANCE..........................              75,588,351            3.8%
                                                   ------------           -----
 GERMANY -- (0.3%)
     Other Securities..................               7,291,148            0.4%
                                                   ------------           -----
 GREECE -- (0.0%)
     Other Securities..................                 482,139            0.0%
                                                   ------------           -----
 HONG KONG -- (4.0%)
     Link REIT (The)................... 13,650,583   77,030,214            3.9%
     Other Securities..................              14,798,825            0.8%
                                                   ------------           -----
 TOTAL HONG KONG.......................              91,829,039            4.7%
                                                   ------------           -----
 ISRAEL -- (0.1%)
     Other Securities..................               2,795,940            0.1%
                                                   ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
ITALY -- (0.2%)
    Other Securities......................            $  4,818,455            0.2%
                                                      ------------           -----
JAPAN -- (15.9%)
#   Advance Residence Investment Corp.....      7,394   17,719,070            0.9%
#   Frontier Real Estate Investment Corp..      1,371   14,059,135            0.7%
#   Japan Logistics Fund, Inc.............        887    9,621,993            0.5%
#   Japan Prime Realty Investment Corp....      4,740   17,418,265            0.9%
#   Japan Real Estate Investment Corp.....      3,641   48,910,443            2.5%
#   Japan Retail Fund Investment Corp.....     12,918   30,621,784            1.6%
#   Mori Trust Sogo Reit, Inc.............      1,062   10,340,547            0.5%
#   Nippon Accommodations Fund, Inc.......      1,197    9,304,266            0.5%
#   Nippon Building Fund, Inc.............      4,228   60,918,439            3.1%
#   Nomura Real Estate Office Fund, Inc...      1,709   10,919,629            0.5%
    Orix JREIT, Inc.......................      8,817   11,935,824            0.6%
#   United Urban Investment Corp..........     13,933   22,954,668            1.2%
    Other Securities......................             102,034,424            5.1%
                                                      ------------           -----
TOTAL JAPAN...............................             366,758,487           18.6%
                                                      ------------           -----
MALAYSIA -- (0.4%)
    Other Securities......................               8,245,008            0.4%
                                                      ------------           -----
MEXICO -- (0.8%)
    Fibra Uno Administracion S.A. de C.V..  4,502,733   17,302,943            0.9%
                                                      ------------           -----
NETHERLANDS -- (8.1%)
#   Corio NV..............................    398,635   18,462,200            0.9%
    Unibail-Rodamco SE....................    550,605  143,936,222            7.3%
    Other Securities......................              24,508,999            1.3%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             186,907,421            9.5%
                                                      ------------           -----
NEW ZEALAND -- (0.6%)
    Other Securities......................              13,570,997            0.7%
                                                      ------------           -----
SINGAPORE -- (7.9%)
    Ascendas REIT......................... 11,813,000   26,449,812            1.4%
#   CapitaCommercial Trust................ 12,234,000   17,034,412            0.9%
    CapitaMall Trust...................... 15,021,300   28,323,486            1.4%
    Suntec REIT........................... 12,453,000   19,690,127            1.0%
    Other Securities......................              90,032,438            4.5%
                                                      ------------           -----
TOTAL SINGAPORE...........................             181,530,275            9.2%
                                                      ------------           -----
SOUTH AFRICA -- (1.2%)
    Capital Property Fund.................  7,569,484    9,952,737            0.5%
    Other Securities......................              16,928,470            0.9%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................              26,881,207            1.4%
                                                      ------------           -----
TAIWAN -- (0.6%)
    Other Securities......................              13,017,043            0.7%
                                                      ------------           -----
TURKEY -- (0.6%)
    Other Securities......................              14,773,176            0.8%
                                                      ------------           -----
UNITED KINGDOM -- (11.0%)
    British Land Co. P.L.C................  5,184,620   47,960,332            2.4%
    Derwent London P.L.C..................    536,276   19,241,703            1.0%
    Great Portland Estates P.L.C..........  2,038,188   16,860,786            0.9%
    Hammerson P.L.C.......................  4,275,995   34,551,955            1.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
UNITED KINGDOM -- (Continued)
      Intu Properties P.L.C..........................................  3,443,362 $   18,339,186            0.9%
      Land Securities Group P.L.C....................................  4,698,591     63,828,932            3.3%
      Segro P.L.C....................................................  4,287,510     17,753,936            0.9%
      Shaftesbury P.L.C..............................................  1,431,375     13,517,105            0.7%
      Other Securities...............................................                21,335,354            1.0%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................................               253,389,289           12.9%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             1,951,756,795           99.1%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)

SOUTH AFRICA -- (0.0%)
      Other Securities...............................................                    15,978            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund................................. 30,337,079    351,000,000           17.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $184,603 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $188,671) to be repurchased at
       $184,973......................................................       $185        184,972            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               351,184,972           17.8%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,902,875,464)............................................              $2,302,957,745          116.9%
                                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia...................           -- $  514,889,175   --    $  514,889,175
  Belgium.....................           --     27,875,941   --        27,875,941
  Canada...................... $138,253,359             --   --       138,253,359
  China.......................           --      5,557,402   --         5,557,402
  France......................           --     75,588,351   --        75,588,351
  Germany.....................           --      7,291,148   --         7,291,148
  Greece......................           --        482,139   --           482,139
  Hong Kong...................           --     91,829,039   --        91,829,039
  Israel......................           --      2,795,940   --         2,795,940
  Italy.......................           --      4,818,455   --         4,818,455
  Japan.......................           --    366,758,487   --       366,758,487
  Malaysia....................           --      8,245,008   --         8,245,008
  Mexico......................   17,302,943             --   --        17,302,943
  Netherlands.................  143,936,222     42,971,199   --       186,907,421
  New Zealand.................           --     13,570,997   --        13,570,997
  Singapore...................           --    181,530,275   --       181,530,275
  South Africa................           --     26,881,207   --        26,881,207
  Taiwan......................           --     13,017,043   --        13,017,043
  Turkey......................           --     14,773,176   --        14,773,176
  United Kingdom..............           --    253,389,289   --       253,389,289
Rights/Warrants
  South Africa................           --         15,978   --            15,978
Securities Lending Collateral.           --    351,184,972   --       351,184,972
                               ------------ --------------   --    --------------
TOTAL......................... $299,492,524 $2,003,465,221   --    $2,302,957,745
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                               Shares        Value+
                                                             ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities Portfolio of DFA
  Investment Dimensions Group Inc...........................  34,528,858 $1,042,426,231
Investment in DFA International Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc.......... 117,847,453    682,336,755
                                                                         --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $1,248,552,266)........................              1,724,762,986
                                                                         --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves (Cost $3,473,170)   3,473,170      3,473,170
                                                                         --------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $1,252,025,436)......             $1,728,236,156
                                                                         ==============

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $1,724,762,986   --      --    $1,724,762,986
 Temporary Cash Investments......      3,473,170   --      --         3,473,170
                                  --------------   --      --    --------------
 TOTAL........................... $1,728,236,156   --      --    $1,728,236,156
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                Percentage
                                        Shares     Value++    of Net Assets**
                                        ------     -------    ---------------
  COMMON STOCKS -- (87.5%)
  AUSTRALIA -- (5.8%)
  *   BlueScope Steel, Ltd...........  7,748,619 $ 39,899,388            0.4%
  #   Primary Health Care, Ltd....... 10,254,873   56,046,181            0.6%
      Other Securities...............             560,630,475            5.6%
                                                 ------------            ----
  TOTAL AUSTRALIA....................             656,576,044            6.6%
                                                 ------------            ----

  AUSTRIA -- (0.7%)
      Other Securities...............              76,429,535            0.8%
                                                 ------------            ----

  BELGIUM -- (0.7%)
      Other Securities...............              83,960,254            0.8%
                                                 ------------            ----

  CANADA -- (8.4%)
  *   Canfor Corp....................  2,457,506   51,323,566            0.5%
  #*  Celestica, Inc.................  4,577,603   39,530,643            0.4%
      Dorel Industries, Inc. Class B.    842,000   36,356,147            0.4%
      Sherritt International Corp....  7,426,939   34,722,202            0.4%
      West Fraser Timber Co., Ltd....    655,379   57,220,842            0.6%
      Other Securities...............             729,406,222            7.2%
                                                 ------------            ----
  TOTAL CANADA.......................             948,559,622            9.5%
                                                 ------------            ----

  CHINA -- (0.0%)
      Other Securities...............               2,445,750            0.0%
                                                 ------------            ----

  COLOMBIA -- (0.0%)
      Other Securities...............                  98,239            0.0%
                                                 ------------            ----

  DENMARK -- (0.8%)
      Other Securities...............              93,597,363            0.9%
                                                 ------------            ----

  FINLAND -- (2.1%)
  #   Huhtamaki Oyj..................  1,888,609   35,402,884            0.4%
      Pohjola Bank P.L.C. Class A....  2,606,249   44,366,834            0.5%
      Other Securities...............             158,711,077            1.5%
                                                 ------------            ----
  TOTAL FINLAND......................             238,480,795            2.4%
                                                 ------------            ----

  FRANCE -- (3.0%)
      Other Securities...............             335,331,261            3.3%
                                                 ------------            ----

  GERMANY -- (4.3%)
      Aurubis AG.....................  1,045,010   65,926,603            0.7%
  #   Bilfinger SE...................    536,449   53,842,934            0.5%
  #*  TUI AG.........................  3,402,355   36,130,570            0.4%
      Other Securities...............             331,207,607            3.3%
                                                 ------------            ----
  TOTAL GERMANY......................             487,107,714            4.9%
                                                 ------------            ----

  GREECE -- (0.2%)
      Other Securities...............              18,712,784            0.2%
                                                 ------------            ----

  HONG KONG -- (2.2%)
      Other Securities...............             253,295,780            2.5%
                                                 ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------

 IRELAND -- (0.4%)
     Other Securities...............            $   47,057,838            0.5%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities...............                79,706,401            0.8%
                                                --------------           -----

 ITALY -- (2.5%)
 #*  Banca Popolare di Milano Scarl. 77,876,899     52,150,846            0.5%
 *   Banco Popolare................. 39,619,058     57,232,381            0.6%
     Other Securities...............               173,403,418            1.7%
                                                --------------           -----
 TOTAL ITALY........................               282,786,645            2.8%
                                                --------------           -----

 JAPAN -- (21.8%)
     Aoyama Trading Co., Ltd........  1,396,199     41,780,501            0.4%
     Fujikura, Ltd..................  9,669,000     36,233,328            0.4%
 #   Kawasaki Kisen Kaisha, Ltd..... 17,701,194     38,948,563            0.4%
     San-In Godo Bank, Ltd. (The)...  4,083,900     34,830,489            0.4%
     Other Securities...............             2,319,826,614           23.1%
                                                --------------           -----
 TOTAL JAPAN........................             2,471,619,495           24.7%
                                                --------------           -----

 NETHERLANDS -- (1.5%)
     Delta Lloyd NV.................  2,295,384     44,136,359            0.5%
     Other Securities...............               121,110,842            1.2%
                                                --------------           -----
 TOTAL NETHERLANDS..................               165,247,201            1.7%
                                                --------------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities...............                39,810,592            0.4%
                                                --------------           -----

 NORWAY -- (0.8%)
     Other Securities...............                94,320,128            0.9%
                                                --------------           -----

 POLAND -- (0.0%)
     Other Securities...............                   312,174            0.0%
                                                --------------           -----

 PORTUGAL -- (0.3%)
     Other Securities...............                37,495,780            0.4%
                                                --------------           -----

 RUSSIA -- (0.1%)
     Other Securities...............                 9,255,097            0.1%
                                                --------------           -----

 SINGAPORE -- (1.7%)
     Other Securities...............               194,099,191            1.9%
                                                --------------           -----

 SPAIN -- (1.4%)
     Other Securities...............               159,345,125            1.6%
                                                --------------           -----

 SWEDEN -- (3.1%)
 #   BillerudKorsnas AB.............  3,506,767     34,807,430            0.4%
 #   Holmen AB Class B..............  1,385,639     38,839,175            0.4%
 #   Trelleborg AB Class B..........  6,786,568    101,046,379            1.0%
     Other Securities...............               176,583,842            1.7%
                                                --------------           -----
 TOTAL SWEDEN.......................               351,276,826            3.5%
                                                --------------           -----

 SWITZERLAND -- (4.2%)
     Clariant AG....................  3,169,797     46,375,719            0.5%
     GAM Holding AG.................  1,995,299     35,286,713            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
SWITZERLAND -- (Continued)
    Helvetia Holding AG..................    120,995 $   50,761,635            0.5%
    Swiss Life Holding AG................    359,888     57,014,854            0.6%
    Other Securities.....................               282,429,187            2.7%
                                                     --------------           -----
TOTAL SWITZERLAND........................               471,868,108            4.7%
                                                     --------------           -----

UNITED KINGDOM -- (20.4%)
    Amlin P.L.C.......................... 11,024,189     72,716,511            0.7%
    Ashtead Group P.L.C.................. 11,493,515    105,113,361            1.1%
*   Barratt Developments P.L.C........... 23,445,340    113,494,573            1.1%
    Beazley P.L.C........................ 12,470,827     43,565,682            0.4%
    Bellway P.L.C........................  3,448,205     72,128,835            0.7%
    Bodycote P.L.C.......................  5,109,442     41,166,775            0.4%
    Bovis Homes Group P.L.C..............  3,855,116     46,000,546            0.5%
    Catlin Group, Ltd....................  9,072,341     74,162,530            0.8%
    CSR P.L.C............................  4,886,688     37,471,349            0.4%
#*  Dixons Retail P.L.C.................. 78,168,061     42,764,463            0.4%
    DS Smith P.L.C....................... 15,499,530     56,312,190            0.6%
    easyJet P.L.C........................  4,026,670     70,021,729            0.7%
    Greene King P.L.C....................  4,908,532     55,476,171            0.6%
    Hiscox, Ltd..........................  9,603,622     83,710,188            0.8%
#   Home Retail Group P.L.C.............. 17,508,245     42,401,436            0.4%
    Inchcape P.L.C.......................  8,776,728     68,420,864            0.7%
    Meggitt P.L.C........................  5,167,155     37,659,094            0.4%
    Millennium & Copthorne Hotels P.L.C..  4,813,561     42,354,200            0.4%
    Mondi P.L.C..........................  7,456,121     99,087,976            1.0%
    Persimmon P.L.C......................  7,739,467    130,012,911            1.3%
    SIG P.L.C............................ 14,122,480     35,595,134            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760    110,099,317            1.1%
*   Thomas Cook Group P.L.C.............. 19,575,023     39,367,820            0.4%
    Travis Perkins P.L.C.................  5,306,411    118,400,604            1.2%
    Other Securities.....................               679,630,562            6.7%
                                                     --------------           -----
TOTAL UNITED KINGDOM.....................             2,317,134,821           23.2%
                                                     --------------           -----
TOTAL COMMON STOCKS......................             9,915,930,563           99.1%
                                                     --------------           -----

PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
    Other Securities.....................                       147            0.0%
                                                     --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.....................                       297            0.0%
                                                     --------------           -----

BELGIUM -- (0.0%)
    Other Securities.....................                        --            0.0%
                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities.....................                        --            0.0%
                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                   140,681            0.0%
                                                     --------------           -----

NORWAY -- (0.0%)
    Other Securities.....................                       914            0.0%
                                                     --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                     Shares         Value++     of Net Assets**
                                                                     ------         -------     ---------------

SWITZERLAND -- (0.0%)
      Other Securities............................................              $       473,326            0.0%
                                                                                ---------------          ------
TOTAL RIGHTS/WARRANTS.............................................                      615,218            0.0%
                                                                                ---------------          ------

                                                                     Shares/
                                                                      Face
                                                                     Amount         Value+
                                                                     -------        ------             -
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..............................  122,126,188   1,413,000,000           14.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $9,510,021 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $9,719,631) to be repurchased at
       $9,529,092................................................. $      9,529       9,529,050            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,422,529,050           14.2%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,604,711,148)........................................                $11,339,074,978          113.3%
                                                                                ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------- ------- ---------------
Common Stocks
  Australia...................           -- $   656,576,044   --    $   656,576,044
  Austria..................... $    150,764      76,278,771   --         76,429,535
  Belgium.....................        3,318      83,956,936   --         83,960,254
  Canada......................  947,681,153         878,469   --        948,559,622
  China.......................      996,892       1,448,858   --          2,445,750
  Colombia....................       98,239              --   --             98,239
  Denmark.....................           --      93,597,363   --         93,597,363
  Finland.....................        3,986     238,476,809   --        238,480,795
  France......................    1,018,187     334,313,074   --        335,331,261
  Germany.....................      149,534     486,958,180   --        487,107,714
  Greece......................      154,310      18,558,474   --         18,712,784
  Hong Kong...................      688,622     252,607,158   --        253,295,780
  Ireland.....................           --      47,057,838   --         47,057,838
  Israel......................           --      79,706,401   --         79,706,401
  Italy.......................           --     282,786,645   --        282,786,645
  Japan.......................           --   2,471,619,495   --      2,471,619,495
  Netherlands.................           --     165,247,201   --        165,247,201
  New Zealand.................           --      39,810,592   --         39,810,592
  Norway......................           --      94,320,128   --         94,320,128
  Poland......................      312,174              --   --            312,174
  Portugal....................           --      37,495,780   --         37,495,780
  Russia......................           --       9,255,097   --          9,255,097
  Singapore...................      212,239     193,886,952   --        194,099,191
  Spain.......................   14,443,006     144,902,119   --        159,345,125
  Sweden......................    1,179,724     350,097,102   --        351,276,826
  Switzerland.................           --     471,868,108   --        471,868,108
  United Kingdom..............      187,105   2,316,947,716   --      2,317,134,821
Preferred Stocks..............
  United Kingdom..............           --             147   --                147
Rights/Warrants...............
  Australia...................           --             297   --                297
  Belgium.....................           --              --   --                 --
  Hong Kong...................           --              --   --                 --
  Israel......................           --         140,681   --            140,681
  Norway......................           --             914   --                914
  Switzerland.................           --         473,326   --            473,326
Securities Lending Collateral.           --   1,422,529,050   --      1,422,529,050
                               ------------ ---------------   --    ---------------
TOTAL......................... $967,279,253 $10,371,795,725   --    $11,339,074,978
                               ============ ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                    Percentage
                                              Shares    Value++   of Net Assets**
                                              ------    -------   ---------------
COMMON STOCKS -- (87.7%)
AUSTRALIA -- (6.3%)
    Macquarie Group, Ltd.....................  36,077 $ 1,467,674            0.2%
#   National Australia Bank, Ltd.............  55,765   1,967,829            0.3%
    Origin Energy, Ltd....................... 122,076   1,562,863            0.2%
    Santos, Ltd.............................. 107,485   1,380,652            0.2%
    Suncorp Group, Ltd....................... 139,503   1,878,867            0.3%
    Wesfarmers, Ltd..........................  29,302   1,318,247            0.2%
    Other Securities.........................          40,812,293            5.7%
                                                      -----------            ----
TOTAL AUSTRALIA..............................          50,388,425            7.1%
                                                      -----------            ----

AUSTRIA -- (0.5%)
    Other Securities.........................           4,022,844            0.6%
                                                      -----------            ----

BELGIUM -- (1.1%)
#   Ageas....................................  45,850   1,679,168            0.3%
    Other Securities.........................           7,450,396            1.0%
                                                      -----------            ----
TOTAL BELGIUM................................           9,129,564            1.3%
                                                      -----------            ----

CANADA -- (7.8%)
    Toronto-Dominion Bank (The)..............  21,129   1,732,140            0.3%
    Other Securities.........................          60,596,811            8.5%
                                                      -----------            ----
TOTAL CANADA.................................          62,328,951            8.8%
                                                      -----------            ----

CHINA -- (0.0%)
    Other Securities.........................              57,348            0.0%
                                                      -----------            ----

COLOMBIA -- (0.0%)
    Other Securities.........................               5,419            0.0%
                                                      -----------            ----

DENMARK -- (1.0%)
    Other Securities.........................           8,337,710            1.2%
                                                      -----------            ----

FINLAND -- (1.5%)
#   Nokia Oyj................................ 415,522   1,396,023            0.2%
    Other Securities.........................          10,714,756            1.5%
                                                      -----------            ----
TOTAL FINLAND................................          12,110,779            1.7%
                                                      -----------            ----

FRANCE -- (5.6%)
    BNP Paribas SA...........................  27,532   1,535,126            0.2%
    Cie de St-Gobain.........................  43,524   1,743,090            0.3%
    Cie Generale des Etablissements Michelin.  15,059   1,273,418            0.2%
    Lafarge SA...............................  20,467   1,324,975            0.2%
    Renault SA...............................  20,445   1,411,008            0.2%
    Sanofi...................................  19,474   2,105,442            0.3%
*   Societe Generale SA......................  59,410   2,158,186            0.3%
    Other Securities.........................          33,149,147            4.6%
                                                      -----------            ----
TOTAL FRANCE.................................          44,700,392            6.3%
                                                      -----------            ----

GERMANY -- (4.5%)
    Allianz SE...............................  12,466   1,843,977            0.3%
    Daimler AG...............................  25,279   1,401,595            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
GERMANY -- (Continued)
#   Deutsche Bank AG......................  29,192 $  1,344,292            0.2%
    Other Securities......................           31,292,948            4.4%
                                                   ------------           -----
TOTAL GERMANY.............................           35,882,812            5.1%
                                                   ------------           -----

GREECE -- (0.3%)
    Other Securities......................            2,691,377            0.4%
                                                   ------------           -----

HONG KONG -- (2.5%)
    Other Securities......................           19,576,074            2.8%
                                                   ------------           -----

IRELAND -- (0.7%)
    CRH P.L.C. Sponsored ADR..............  59,771    1,285,674            0.2%
    Other Securities......................            4,487,568            0.6%
                                                   ------------           -----
TOTAL IRELAND.............................            5,773,242            0.8%
                                                   ------------           -----

ISRAEL -- (0.6%)
    Other Securities......................            4,756,456            0.7%
                                                   ------------           -----

ITALY -- (2.1%)
    Other Securities......................           16,762,093            2.4%
                                                   ------------           -----

JAPAN -- (20.5%)
    Daiwa Securities Group, Inc........... 153,447    1,361,482            0.2%
    Mitsubishi UFJ Financial Group, Inc... 340,700    2,311,595            0.3%
    Mizuho Financial Group, Inc........... 580,860    1,278,157            0.2%
    Sumitomo Mitsui Financial Group, Inc..  35,841    1,694,108            0.3%
    Toyota Motor Corp. Sponsored ADR......  11,600    1,349,080            0.2%
    Other Securities......................          156,308,404           22.0%
                                                   ------------           -----
TOTAL JAPAN...............................          164,302,826           23.2%
                                                   ------------           -----

NETHERLANDS -- (2.1%)
#   Akzo Nobel NV.........................  23,385    1,410,358            0.2%
    Other Securities......................           15,080,893            2.1%
                                                   ------------           -----
TOTAL NETHERLANDS.........................           16,491,251            2.3%
                                                   ------------           -----

NEW ZEALAND -- (0.3%)
    Other Securities......................            2,588,202            0.3%
                                                   ------------           -----

NORWAY -- (1.1%)
    Other Securities......................            8,657,404            1.2%
                                                   ------------           -----

POLAND -- (0.0%)
    Other Securities......................                1,632            0.0%
                                                   ------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................            2,901,596            0.4%
                                                   ------------           -----

RUSSIA -- (0.0%)
    Other Securities......................              162,824            0.0%
                                                   ------------           -----

SINGAPORE -- (1.5%)
    Other Securities......................           11,888,127            1.7%
                                                   ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
SPAIN -- (1.7%)
    Banco Santander SA.......................   225,183 $  1,626,170            0.2%
    Other Securities.........................             12,060,553            1.7%
                                                        ------------           -----
TOTAL SPAIN..................................             13,686,723            1.9%
                                                        ------------           -----

SWEDEN -- (2.8%)
    Skandinaviska Enskilda Banken AB Class A.   137,821    1,417,813            0.2%
    Svenska Cellulosa AB Class B.............    56,655    1,475,796            0.2%
    Other Securities.........................             19,797,640            2.8%
                                                        ------------           -----
TOTAL SWEDEN.................................             22,691,249            3.2%
                                                        ------------           -----

SWITZERLAND -- (6.5%)
    Aryzta AG................................    20,455    1,270,060            0.2%
    Credit Suisse Group AG...................   122,750    3,408,894            0.5%
    Holcim, Ltd..............................    27,255    2,126,026            0.3%
    Julius Baer Group, Ltd...................    35,941    1,432,765            0.2%
    Nestle SA................................    29,483    2,102,505            0.3%
    Novartis AG ADR..........................    28,202    2,080,180            0.3%
    Swiss Re AG..............................    36,499    2,904,648            0.4%
    Zurich Insurance Group AG................    17,042    4,762,244            0.7%
    Other Securities.........................             32,036,026            4.5%
                                                        ------------           -----
TOTAL SWITZERLAND............................             52,123,348            7.4%
                                                        ------------           -----

UNITED KINGDOM -- (16.2%)
    Anglo American P.L.C.....................    74,284    1,816,300            0.3%
*   Barratt Developments P.L.C...............   279,427    1,352,655            0.2%
    BP P.L.C. Sponsored ADR..................    89,366    3,896,357            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR.......   102,908    5,645,533            0.8%
    Legal & General Group P.L.C..............   566,357    1,493,566            0.2%
*   Lloyds Banking Group P.L.C............... 1,911,509    1,623,813            0.2%
    Old Mutual P.L.C.........................   465,474    1,484,671            0.2%
    Persimmon P.L.C..........................    78,274    1,314,901            0.2%
    Royal Dutch Shell P.L.C. ADR.............    88,550    6,179,904            0.9%
    Standard Chartered P.L.C.................    70,024    1,762,322            0.3%
    Taylor Wimpey P.L.C......................   883,661    1,278,594            0.2%
    Travis Perkins P.L.C.....................    58,572    1,306,902            0.2%
    Vodafone Group P.L.C. Sponsored ADR......   165,738    5,069,925            0.7%
    Other Securities.........................             95,181,342           13.3%
                                                        ------------           -----
TOTAL UNITED KINGDOM.........................            129,406,785           18.3%
                                                        ------------           -----

UNITED STATES -- (0.1%)
    Other Securities.........................                686,407            0.1%
                                                        ------------           -----
TOTAL COMMON STOCKS..........................            702,111,860           99.2%
                                                        ------------           -----

PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Other Securities.........................                158,699            0.0%
                                                        ------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.........................                  1,265            0.0%
                                                        ------------           -----
TOTAL PREFERRED STOCKS.......................                159,964            0.0%
                                                        ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.........................                     --            0.0%
                                                        ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                  Percentage
                                                                         Shares      Value++    of Net Assets**
                                                                         ------      -------    ---------------
BELGIUM -- (0.0%)
      Other Securities.................................................           $          --            0.0%
                                                                                  -------------          ------

CANADA -- (0.0%)
      Other Securities.................................................                     426            0.0%
                                                                                  -------------          ------

ISRAEL -- (0.0%)
      Other Securities.................................................                   1,855            0.0%
                                                                                  -------------          ------

NETHERLANDS -- (0.0%)
      Other Securities.................................................                  10,502            0.0%
                                                                                  -------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................                  51,282            0.0%
                                                                                  -------------          ------

SWITZERLAND -- (0.0%)
      Other Securities.................................................                   8,987            0.0%
                                                                                  -------------          ------

UNITED STATES -- (0.0%)
      Other Securities.................................................                      --            0.0%
                                                                                  -------------          ------
TOTAL RIGHTS/WARRANTS..................................................                  73,052            0.0%
                                                                                  -------------          ------

                                                                         Shares/
                                                                          Face
                                                                         Amount      Value+
                                                                         -------     ------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (12.3%)
(S)@  DFA Short Term Investment Fund................................... 8,470,181    98,000,000           13.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $283,668 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $289,921) to be repurchased at $284,237...............      $284       284,236            0.0%
                                                                                  -------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              98,284,236           13.9%
                                                                                  -------------          ------
TOTAL INVESTMENTS -- (100.0%) (Cost $671,847,101)......................            $800,629,112          113.1%
                                                                                  =============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                  Level 1      Level 2    Level 3    Total
                                ------------ ------------ ------- ------------
 Common Stocks
   Australia................... $  1,052,170 $ 49,336,255   --    $ 50,388,425
   Austria.....................           --    4,022,844   --       4,022,844
   Belgium.....................      833,392    8,296,172   --       9,129,564
   Canada......................   62,317,745       11,206   --      62,328,951
   China.......................       16,140       41,208   --          57,348
   Colombia....................        5,419           --   --           5,419
   Denmark.....................           --    8,337,710   --       8,337,710
   Finland.....................       35,465   12,075,314   --      12,110,779
   France......................    1,723,499   42,976,893   --      44,700,392
   Germany.....................    2,820,102   33,062,710   --      35,882,812
   Greece......................        7,743    2,683,634   --       2,691,377
   Hong Kong...................       27,491   19,548,583   --      19,576,074
   Ireland.....................    1,425,883    4,347,359   --       5,773,242
   Israel......................      640,657    4,115,799   --       4,756,456
   Italy.......................      902,890   15,859,203   --      16,762,093
   Japan.......................    3,512,372  160,790,454   --     164,302,826
   Netherlands.................    2,799,764   13,691,487   --      16,491,251
   New Zealand.................        5,405    2,582,797   --       2,588,202
   Norway......................      414,304    8,243,100   --       8,657,404
   Poland......................        1,632           --   --           1,632
   Portugal....................           --    2,901,596   --       2,901,596
   Russia......................           --      162,824   --         162,824
   Singapore...................       10,315   11,877,812   --      11,888,127
   Spain.......................    1,180,790   12,505,933   --      13,686,723
   Sweden......................       52,072   22,639,177   --      22,691,249
   Switzerland.................    4,588,197   47,535,151   --      52,123,348
   United Kingdom..............   25,618,029  103,788,756   --     129,406,785
   United States...............      686,407           --   --         686,407
 Preferred Stocks
   Germany.....................           --      158,699   --         158,699
   United Kingdom..............           --        1,265   --           1,265
 Rights/Warrants
   Australia...................           --           --   --              --
   Belgium.....................           --           --   --              --
   Canada......................           --          426   --             426
   Israel......................           --        1,855   --           1,855
   Netherlands.................           --       10,502   --          10,502
   Spain.......................           --       51,282   --          51,282
   Switzerland.................           --        8,987   --           8,987
   United States...............           --           --   --              --
 Securities Lending Collateral.           --   98,284,236   --      98,284,236
                                ------------ ------------   --    ------------
 TOTAL......................... $110,677,883 $689,951,229   --    $800,629,112
                                ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                             Shares    Value+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................         $63,329,784
Investment in Dimensional Emerging Markets Value Fund.......          21,011,935
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 440,290   7,810,739
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $83,840,660)...........................          92,152,458
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $83,840,660).........         $92,152,458
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      ---------------------------------------
                                        Level 1    Level 2 Level 3    Total
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $92,152,458    --      --    $92,152,458
                                      -----------    --      --    -----------
  TOTAL.............................. $92,152,458    --      --    $92,152,458
                                      ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                               Shares     Value+
                                                              --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 2,103,458 $37,315,347
Investment in Dimensional Emerging Markets Value Fund........            13,834,597
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................   506,865   5,423,456
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................             3,572,458
                                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $55,344,699)......................................            60,145,858
                                                                        -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $55,344,699)......................................           $60,145,858
                                                                        ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $60,145,858    --      --    $60,145,858
                                     -----------    --      --    -----------
    TOTAL........................... $60,145,858    --      --    $60,145,858
                                     ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                             Shares  Value+
                                                             ------  -----
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in International Core Equity Portfolio of
     DFA Investment Dimensions Group Inc.................... 53,387 $617,150
   Investment in Emerging Markets Core Equity Portfolio of
     DFA Investment Dimensions Group Inc....................  9,039  184,761
                                                                    --------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $780,709).....................................         801,911
                                                                    --------
      TOTAL INVESTMENTS -- (100.0%)
        (Cost $780,709).....................................        $801,911
                                                                    ========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                        ----------------------------------------
                                        Level 1    Level 2   Level 3    Total
                                         --------  -------   -------   --------
       Affiliated Investment Companies. $801,911     --        --      $801,911
                                         --------    --        --      --------
       TOTAL........................... $801,911     --        --      $801,911
                                         ========    ==        ==      ========

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)


                                                              Shares     Value+
                                                             --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................... 2,188,204 $30,044,039
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................... 2,453,799  28,365,921
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc...........................   684,196  13,984,960
                                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $63,954,017)...........................            72,394,920
                                                                       -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $63,954,017).........           $72,394,920
                                                                       ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                             Investments in Securities (Market Value)
                                                             ---------------------------------------
                                                               Level 1    Level 2 Level 3    Total
                                                             -----------  ------- ------- -----------
Affiliated Investment Companies............................. $72,394,920       --   --    $72,394,920
Futures Contracts**.........................................     129,155       --   --        129,155
Forward Currency Contracts**................................          --  $96,531   --         96,531
                                                             -----------  -------   --    -----------
TOTAL....................................................... $72,524,075  $96,531   --    $72,620,606
                                                             ===========  =======   ==    ===========

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $3,115,578,831
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,999,353,541)........................................ $3,115,578,831
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $3,928,904,238
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $3,295,897,681)........................................ $3,928,904,238
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 Value+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $18,532,637,581
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $17,920,987,814)....................................... $18,532,637,581
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.7%)
BRAZIL -- (10.1%)
    Banco Bradesco SA...................................   2,007,129 $   34,359,199            0.3%
#   Banco Bradesco SA ADR...............................   5,097,969     84,575,300            0.8%
    Banco do Brasil SA..................................   2,345,939     29,582,927            0.3%
    BM&FBovespa SA......................................   6,332,289     43,897,963            0.4%
#   BRF SA ADR..........................................   1,233,685     30,632,398            0.3%
#   Cia de Bebidas das Americas ADR.....................     698,422     29,347,692            0.3%
#   Itau Unibanco Holding SA ADR........................   4,846,872     81,572,855            0.7%
#   Petroleo Brasileiro SA ADR..........................   3,104,177     59,444,990            0.5%
#   Petroleo Brasileiro SA Sponsored ADR................   4,254,320     84,958,770            0.8%
#   Vale SA Sponsored ADR (91912E105)...................   3,105,319     53,069,902            0.5%
#   Vale SA Sponsored ADR (91912E204)...................   3,660,970     59,527,372            0.5%
    Other Securities....................................                622,788,372            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,213,757,740           10.8%
                                                                     --------------           -----
CHILE -- (1.6%)
    Other Securities....................................                197,585,056            1.8%
                                                                     --------------           -----
CHINA -- (13.8%)
    Bank of China, Ltd. Class H......................... 140,765,702     65,953,533            0.6%
    China Construction Bank Corp. Class H............... 132,851,302    111,503,486            1.0%
    China Mobile, Ltd. Sponsored ADR....................   1,402,895     77,495,920            0.7%
#   CNOOC, Ltd. ADR.....................................     160,515     30,070,880            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 121,753,725     85,824,770            0.8%
#   PetroChina Co., Ltd. ADR............................     229,733     29,373,661            0.3%
    Tencent Holdings, Ltd...............................     910,600     31,390,492            0.3%
    Other Securities....................................              1,236,369,019           10.9%
                                                                     --------------           -----
TOTAL CHINA.............................................              1,667,981,761           14.9%
                                                                     --------------           -----
COLOMBIA -- (0.4%)
    Other Securities....................................                 53,612,218            0.5%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 29,760,310            0.3%
                                                                     --------------           -----
EGYPT -- (0.0%)
    Other Securities....................................                  4,833,390            0.0%
                                                                     --------------           -----
HONG KONG -- (0.0%)
    Other Securities....................................                    221,771            0.0%
                                                                     --------------           -----
HUNGARY -- (0.3%)
    Other Securities....................................                 33,209,175            0.3%
                                                                     --------------           -----
INDIA -- (6.8%)
    HDFC Bank, Ltd......................................   2,322,906     29,485,935            0.3%
    ICICI Bank, Ltd. Sponsored ADR......................     621,150     29,082,243            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     643,017     26,839,530            0.3%
    Reliance Industries, Ltd............................   2,801,585     40,932,604            0.4%
    Other Securities....................................                693,757,088            6.0%
                                                                     --------------           -----
TOTAL INDIA.............................................                820,097,400            7.3%
                                                                     --------------           -----
INDONESIA -- (3.6%)
    Other Securities....................................                432,852,678            3.9%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
ISRAEL -- (0.0%)
    Other Securities....................................            $      237,053            0.0%
                                                                    --------------           -----
MALAYSIA -- (3.7%)
    CIMB Group Holdings Bhd............................. 10,654,914     27,124,760            0.3%
    Malayan Banking Bhd................................. 10,127,512     32,039,011            0.3%
    Other Securities....................................               384,967,404            3.4%
                                                                    --------------           -----
TOTAL MALAYSIA..........................................               444,131,175            4.0%
                                                                    --------------           -----
MEXICO -- (5.2%)
#   America Movil S.A.B. de C.V. Series L ADR...........  2,487,518     53,183,134            0.5%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  5,209,612     58,608,140            0.5%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    457,537     51,880,120            0.5%
    Grupo Financiero Banorte S.A.B. de C.V..............  7,596,080     57,241,323            0.5%
    Grupo Mexico S.A.B. de C.V. Series B................ 10,271,951     36,875,579            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,658,173     41,984,940            0.4%
    Other Securities....................................               330,342,376            2.9%
                                                                    --------------           -----
TOTAL MEXICO............................................               630,115,612            5.6%
                                                                    --------------           -----
PERU -- (0.2%)
    Other Securities....................................                20,327,704            0.2%
                                                                    --------------           -----
PHILIPPINES -- (1.6%)
    Other Securities....................................               190,791,744            1.7%
                                                                    --------------           -----
POLAND -- (1.4%)
    Other Securities....................................               164,142,881            1.5%
                                                                    --------------           -----
RUSSIA -- (2.7%)
    Gazprom OAO Sponsored ADR........................... 12,826,037    102,146,071            0.9%
    Lukoil OAO Sponsored ADR............................    897,216     57,048,513            0.5%
*   Sberbank of Russia Sponsored ADR....................  4,164,441     53,749,274            0.5%
    Other Securities....................................               115,537,590            1.0%
                                                                    --------------           -----
TOTAL RUSSIA............................................               328,481,448            2.9%
                                                                    --------------           -----
SOUTH AFRICA -- (6.6%)
    FirstRand, Ltd......................................  7,501,759     26,099,386            0.2%
    MTN Group, Ltd......................................  2,946,159     53,166,336            0.5%
    Naspers, Ltd. Class N...............................    566,281     37,947,970            0.3%
    Sanlam, Ltd.........................................  5,593,811     28,700,810            0.3%
#   Sasol, Ltd. Sponsored ADR...........................    796,453     34,581,989            0.3%
    Standard Bank Group, Ltd............................  2,847,588     35,607,610            0.3%
    Other Securities....................................               574,505,743            5.1%
                                                                    --------------           -----
TOTAL SOUTH AFRICA......................................               790,609,844            7.0%
                                                                    --------------           -----
SOUTH KOREA -- (13.9%)
    Hana Financial Group, Inc...........................  1,052,999     33,723,526            0.3%
#   Hyundai Mobis.......................................    130,766     29,732,132            0.3%
    Hyundai Motor Co....................................    343,409     62,357,251            0.6%
    Kia Motors Corp.....................................    578,175     28,839,997            0.3%
    LG Electronics, Inc.................................    381,094     30,545,797            0.3%
#   POSCO ADR...........................................    471,342     33,931,911            0.3%
    Samsung Electronics Co., Ltd........................    159,385    220,432,470            2.0%
    Other Securities....................................             1,230,500,499           10.8%
                                                                    --------------           -----
TOTAL SOUTH KOREA.......................................             1,670,063,583           14.9%
                                                                    --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                    Shares       Value++     of Net Assets**
                                                    ------       -------     ---------------
TAIWAN -- (12.9%)
    Hon Hai Precision Industry Co., Ltd.......... 23,259,476 $    60,120,539            0.6%
    Taiwan Semiconductor Manufacturing Co., Ltd.. 36,401,652     135,102,224            1.2%
    Other Securities.............................              1,359,756,001           12.0%
                                                             ---------------           -----
TOTAL TAIWAN.....................................              1,554,978,764           13.8%
                                                             ---------------           -----
THAILAND -- (3.3%)
    Other Securities.............................                397,586,522            3.5%
                                                             ---------------           -----
TURKEY -- (2.4%)
    Turkiye Garanti Bankasi A.S..................  5,342,105      29,557,418            0.3%
    Other Securities.............................                254,196,106            2.2%
                                                             ---------------           -----
TOTAL TURKEY.....................................                283,753,524            2.5%
                                                             ---------------           -----
TOTAL COMMON STOCKS..............................             10,929,131,353           97.4%
                                                             ---------------           -----

PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
    Banco Bradesco SA............................  1,539,800      25,312,519            0.2%
    Other Securities.............................                144,020,540            1.3%
                                                             ---------------           -----
TOTAL BRAZIL.....................................                169,333,059            1.5%
                                                             ---------------           -----
CHILE -- (0.0%)
    Other Securities.............................                  2,750,066            0.0%
                                                             ---------------           -----
COLOMBIA -- (0.1%)
    Other Securities.............................                  3,517,543            0.1%
                                                             ---------------           -----
HONG KONG -- (0.0%)
    Other Securities.............................                    937,059            0.0%
                                                             ---------------           -----
MALAYSIA -- (0.0%)
    Other Securities.............................                     17,566            0.0%
                                                             ---------------           -----
TOTAL PREFERRED STOCKS...........................                176,555,293            1.6%
                                                             ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                         29            0.0%
                                                             ---------------           -----
CHINA -- (0.0%)
    Other Securities.............................                    430,643            0.0%
                                                             ---------------           -----
MALAYSIA -- (0.0%)
    Other Securities.............................                     36,163            0.0%
                                                             ---------------           -----
POLAND -- (0.0%)
    Other Securities.............................                         --            0.0%
                                                             ---------------           -----
SOUTH KOREA -- (0.0%)
    Other Securities.............................                     93,261            0.0%
                                                             ---------------           -----
THAILAND -- (0.0%)
    Other Securities.............................                    292,497            0.0%
                                                             ---------------           -----
TOTAL RIGHTS/WARRANTS............................                    852,593            0.0%
                                                             ---------------           -----


EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Shares/
                                                                       Face                       Percentage
                                                                      Amount        Value+      of Net Assets**
                                                                      -------       ------      ---------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund...............................  79,256,698 $   917,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $18,991,636 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $19,410,231) to be repurchased at
       $19,029,723................................................. $    19,030      19,029,638            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                 936,029,638            8.3%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,726,156,039).........................................               $12,042,568,877          107.3%
                                                                                ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks
  Brazil...................... $1,213,757,740             --   --    $ 1,213,757,740
  Chile.......................    197,585,056             --   --        197,585,056
  China.......................    207,022,397 $1,460,959,364   --      1,667,981,761
  Colombia....................     53,612,218             --   --         53,612,218
  Czech Republic..............             --     29,760,310   --         29,760,310
  Egypt.......................             --      4,833,390   --          4,833,390
  Hong Kong...................             --        221,771   --            221,771
  Hungary.....................        332,733     32,876,442   --         33,209,175
  India.......................     73,576,965    746,520,435   --        820,097,400
  Indonesia...................     14,149,078    418,703,600   --        432,852,678
  Israel......................             --        237,053   --            237,053
  Malaysia....................             --    444,131,175   --        444,131,175
  Mexico......................    630,115,612             --   --        630,115,612
  Peru........................     20,327,704             --   --         20,327,704
  Philippines.................      2,960,841    187,830,903   --        190,791,744
  Poland......................        110,118    164,032,763   --        164,142,881
  Russia......................     13,016,216    315,465,232   --        328,481,448
  South Africa................     84,699,622    705,910,222   --        790,609,844
  South Korea.................     86,292,900  1,583,770,683   --      1,670,063,583
  Taiwan......................     26,877,229  1,528,101,535   --      1,554,978,764
  Thailand....................    397,579,950          6,572   --        397,586,522
  Turkey......................      4,591,140    279,162,384   --        283,753,524
Preferred Stocks
  Brazil......................    169,333,059             --   --        169,333,059
  Chile.......................      2,750,066             --   --          2,750,066
  Colombia....................      3,517,543             --   --          3,517,543
  Hong Kong...................        937,059             --   --            937,059
  Malaysia....................             --         17,566   --             17,566
Rights/Warrants
  Brazil......................             --             29   --                 29
  China.......................             --        430,643   --            430,643
  Malaysia....................             --         36,163   --             36,163
  Poland......................             --             --   --                 --
  South Korea.................             --         93,261   --             93,261
  Thailand....................             --        292,497   --            292,497
Securities Lending Collateral              --    936,029,638   --        936,029,638
                               -------------- --------------   --    ---------------
TOTAL......................... $3,203,145,246 $8,839,423,631   --    $12,042,568,877
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                       Enhanced
                                                                      U.S. Large
                                                                       Company     U.S. Large Cap   U.S. Targeted
                                                                      Portfolio    Value Portfolio Value Portfolio*
                                                                     ------------  --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --  $   10,293,125              --
Investments at Value (including $0, $0, $525,577 and $1,148,887 of
 securities on loan, respectively).................................. $    199,059              --    $  3,554,137
Temporary Cash Investments at Value & Cost..........................           --              --          15,049
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --              --         523,336
Foreign Currencies at Value.........................................           65              --              --
Cash................................................................        5,373              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --              --           3,000
  Dividends and Interest............................................        2,217              --             945
  Securities Lending Income.........................................           --              --             194
  Fund Shares Sold..................................................          176           7,237           3,375
  Futures Margin Variation..........................................          498              --              --
Unrealized Gain on Forward Currency Contracts.......................           79              --              --
Prepaid Expenses and Other Assets...................................           17              50              81
                                                                     ------------  --------------    ------------
    Total Assets....................................................      207,484      10,300,412       4,100,117
                                                                     ------------  --------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --              --         523,336
  Investment Securities/Affiliated Investment Company
   Purchased........................................................           --              --             175
  Fund Shares Redeemed..............................................          191           5,885           2,061
  Due to Advisor....................................................           33           1,243             871
Unrealized Loss on Forward Currency Contracts.......................          591              --              --
Accrued Expenses and Other Liabilities..............................           13             309             311
                                                                     ------------  --------------    ------------
    Total Liabilities...............................................          828           7,437         526,754
                                                                     ------------  --------------    ------------
NET ASSETS.......................................................... $    206,656  $   10,292,975    $  3,573,363
                                                                     ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $62,651 and $0
 and shares outstanding of 0; 0; 3,264,312 and 0, respectively......          N/A             N/A    $      19.19
                                                                     ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A     100,000,000
                                                                     ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $17,311 and $0
 and shares outstanding of 0; 0; 903,340 and 0, respectively........          N/A             N/A    $      19.16
                                                                     ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A     100,000,000
                                                                     ============  ==============    ============
Institutional Class Shares -- based on net assets of $206,656;
 $10,292,975; $3,493,401 and $8,001,377 and shares outstanding of 19,567,123; 393,262,518; 182,001,722 and 271,381,107,
 respectively....................................................... $      10.56  $        26.17    $      19.19
                                                                     ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000   2,000,000,000     700,000,000
                                                                     ============  ==============    ============
Investments in Affiliated Investment Company at Cost................ $         --  $    7,006,025    $         --
                                                                     ------------  --------------    ------------
Investments at Cost................................................. $    195,388  $           --    $  2,664,331
                                                                     ============  ==============    ============
Foreign Currencies at Cost.......................................... $         64  $           --    $         --
                                                                     ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    225,382  $    7,950,211    $  2,603,117
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................        1,557          17,517           2,260
Accumulated Net Realized Gain (Loss)................................      (31,229)       (961,853)         78,180
Net Unrealized Foreign Exchange Gain (Loss).........................         (500)             --              --
Net Unrealized Appreciation (Depreciation)..........................       11,446       3,287,100         889,806
                                                                     ------------  --------------    ------------
NET ASSETS.......................................................... $    206,656  $   10,292,975    $  3,573,363
                                                                     ============  ==============    ============


                                                                      U.S. Small Cap
                                                                     Value Portfolio*
                                                                     ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............              --
Investments at Value (including $0, $0, $525,577 and $1,148,887 of
 securities on loan, respectively)..................................  $    7,960,555
Temporary Cash Investments at Value & Cost..........................          33,496
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       1,147,518
Foreign Currencies at Value.........................................              --
Cash................................................................              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           8,850
  Dividends and Interest............................................           2,471
  Securities Lending Income.........................................             488
  Fund Shares Sold..................................................           9,749
  Futures Margin Variation..........................................              --
Unrealized Gain on Forward Currency Contracts.......................              --
Prepaid Expenses and Other Assets...................................              55
                                                                      --------------
    Total Assets....................................................       9,163,182
                                                                      --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................       1,147,518
  Investment Securities/Affiliated Investment Company
   Purchased........................................................           7,235
  Fund Shares Redeemed..............................................           3,446
  Due to Advisor....................................................           2,767
Unrealized Loss on Forward Currency Contracts.......................              --
Accrued Expenses and Other Liabilities..............................             839
                                                                      --------------
    Total Liabilities...............................................       1,161,805
                                                                      --------------
NET ASSETS..........................................................  $    8,001,377
                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $62,651 and $0
 and shares outstanding of 0; 0; 3,264,312 and 0, respectively......             N/A
                                                                      ==============
NUMBER OF SHARES AUTHORIZED.........................................             N/A
                                                                      ==============
Class R2 Shares -- based on net assets of $0; $0; $17,311 and $0
 and shares outstanding of 0; 0; 903,340 and 0, respectively........             N/A
                                                                      ==============
NUMBER OF SHARES AUTHORIZED.........................................             N/A
                                                                      ==============
Institutional Class Shares -- based on net assets of $206,656;
 $10,292,975; $3,493,401 and $8,001,377 and shares outstanding of 19,567,123; 393,262,518; 182,001,722 and 271,381,107,
 respectively.......................................................  $        29.48
                                                                      ==============
NUMBER OF SHARES AUTHORIZED.........................................   1,700,000,000
                                                                      ==============
Investments in Affiliated Investment Company at Cost................  $           --
                                                                      --------------
Investments at Cost.................................................  $    6,196,547
                                                                      ==============
Foreign Currencies at Cost..........................................  $           --
                                                                      ==============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $    6,030,103
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................             879
Accumulated Net Realized Gain (Loss)................................         206,387
Net Unrealized Foreign Exchange Gain (Loss).........................              --
Net Unrealized Appreciation (Depreciation)..........................       1,764,008
                                                                      --------------
NET ASSETS..........................................................  $    8,001,377
                                                                      ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                        U.S. Core      U.S. Core     U.S. Vector
                                                         Equity 1       Equity 2       Equity      U.S. Small Cap
                                                        Portfolio*     Portfolio*    Portfolio*      Portfolio*
                                                      -------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $854,220,
 $1,103,210, $332,051 and $1,157,263 of securities
 on loan, respectively).............................. $    6,051,230 $    8,368,421 $    2,446,738 $    5,505,288
Temporary Cash Investments at Value & Cost...........         45,236         33,806          7,726         35,635
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................        862,089      1,109,766        333,894      1,161,714
Cash.................................................             --             --             --              7
Receivables:
  Investment Securities Sold.........................             55             99             48          9,853
  Dividends, Interest and Tax Reclaims...............          4,543          6,624          1,203          1,612
  Securities Lending Income..........................            426            627            228          1,185
  Fund Shares Sold...................................          5,469         17,274          3,376         11,522
Prepaid Expenses and Other Assets....................             62             60             31             48
                                                      -------------- -------------- -------------- --------------
     Total Assets....................................      6,969,110      9,536,677      2,793,244      6,726,864
                                                      -------------- -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................        862,089      1,109,766        333,894      1,161,714
  Investment Securities Purchased....................         12,440         12,467          1,640         27,825
  Fund Shares Redeemed...............................          2,384          3,327          1,007          2,403
  Due to Advisor.....................................            830          1,350            512          1,240
Accrued Expenses and Other Liabilities...............            181            305            181            531
                                                      -------------- -------------- -------------- --------------
     Total Liabilities...............................        877,924      1,127,215        337,234      1,193,713
                                                      -------------- -------------- -------------- --------------
NET ASSETS........................................... $    6,091,186 $    8,409,462 $    2,456,010 $    5,533,151
                                                      ============== ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $6,091,186; $8,409,462; $2,456,010 and
 $5,533,151 and shares outstanding of
 437,632,343; 612,270,664; 181,890,221 and
 218,757,400, respectively........................... $        13.92 $        13.73 $        13.50 $        25.29
                                                      ============== ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................  1,500,000,000  2,300,000,000  1,000,000,000  1,000,000,000
                                                      ============== ============== ============== ==============
Investments at Cost.................................. $    4,555,078 $    6,298,923 $    1,874,271 $    4,262,927
                                                      ============== ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    4,581,704 $    6,299,473 $    1,870,377 $    4,185,361
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................         12,031         16,686          3,778          6,122
Accumulated Net Realized Gain (Loss).................          1,299         23,805          9,388         99,307
Net Unrealized Appreciation (Depreciation)...........      1,496,152      2,069,498        572,467      1,242,361
                                                      -------------- -------------- -------------- --------------
NET ASSETS........................................... $    6,091,186 $    8,409,462 $    2,456,010 $    5,533,151
                                                      ============== ============== ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                               DFA Real
                                                                                Estate       Large Cap    International
                                                             U.S. Micro Cap   Securities   International   Core Equity
                                                               Portfolio*     Portfolio*    Portfolio*     Portfolio*
                                                             --------------  ------------  ------------- --------------
ASSETS:
Investments at Value (including $640,195, $465,614,
 $363,261 and $1,226,291 of securities on loan,
 respectively).............................................. $    3,933,546  $  4,631,732  $  2,421,245  $    7,859,560
Temporary Cash Investments at Value & Cost..................         18,814        23,601            --              --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................             --            --           419          10,013
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        640,181       471,171       372,000       1,250,000
Foreign Currencies at Value.................................             --            --        13,379          12,458
Cash........................................................             98            --         1,928           6,069
Receivables:
  Investment Securities Sold................................          3,584            --           380           3,273
  Dividends, Interest and Tax Reclaims......................          1,035         3,459        12,780          38,874
  Securities Lending Income.................................            696            34           685           2,379
  Fund Shares Sold..........................................          2,239         3,295         3,748          11,783
Unrealized Gain on Foreign Currency Contracts...............             --            --            18              52
Prepaid Expenses and Other Assets...........................             42            37            30              92
                                                             --------------  ------------  ------------  --------------
     Total Assets...........................................      4,600,235     5,133,329     2,826,612       9,194,553
                                                             --------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        640,181       471,171       372,419       1,260,013
  Investment Securities Purchased...........................          6,152         8,403        10,968          10,235
  Fund Shares Redeemed......................................          1,133         2,083         1,147           2,808
  Due to Advisor............................................          1,278           606           486           2,187
Unrealized Loss on Foreign Currency Contracts...............             --            --            13              --
Accrued Expenses and Other Liabilities......................            518           179           173             447
                                                             --------------  ------------  ------------  --------------
     Total Liabilities......................................        649,262       482,442       385,206       1,275,690
                                                             --------------  ------------  ------------  --------------
NET ASSETS.................................................. $    3,950,973  $  4,650,887  $  2,441,406  $    7,918,863
                                                             ==============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $3,950,973; $4,650,887; $2,441,406 and $7,918,863
 and shares outstanding of 243,487,676; 154,037,887;
 117,122,110 and 685,251,796, respectively.................. $        16.23  $      30.19  $      20.84  $        11.56
                                                             ==============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   700,000,000   500,000,000   2,000,000,000
                                                             ==============  ============  ============  ==============
Investments at Cost......................................... $    3,016,121  $  2,915,788  $  1,966,102  $    7,224,131
                                                             ==============  ============  ============  ==============
Foreign Currencies at Cost.................................. $           --  $         --  $     13,343  $       12,387
                                                             ==============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,932,169  $  3,175,737  $  2,201,422  $    7,314,502
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           (633)       27,080        19,673          67,823
Accumulated Net Realized Gain (Loss)........................        102,012      (267,874)     (234,786)        (98,703)
Net Unrealized Foreign Exchange Gain (Loss).................             --            --           (82)           (259)
Net Unrealized Appreciation (Depreciation)..................        917,425     1,715,944       455,179         635,500
                                                             --------------  ------------  ------------  --------------
NET ASSETS.................................................. $    3,950,973  $  4,650,887  $  2,441,406  $    7,918,863
                                                             ==============  ============  ============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                        International                 Asia Pacific     United
                                                            Small      Japanese Small    Small      Kingdom Small
                                                           Company        Company       Company        Company
                                                          Portfolio      Portfolio     Portfolio      Portfolio
                                                       --------------  -------------- ------------  -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................ $    7,372,032   $    495,729  $    270,965  $     33,314
Cash..................................................         16,486             --            --            --
Receivables:
  Fund Shares Sold....................................          4,184             --            36            --
Prepaid Expenses and Other Assets.....................             32              7             7             9
                                                       --------------   ------------  ------------  ------------
     Total Assets.....................................      7,392,734        495,736       271,008        33,323
                                                       --------------   ------------  ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed................................          2,162             59             1            --
  Due to Advisor......................................          2,348            155            88            10
Accrued Expenses and Other Liabilities................            227             11             8             4
                                                       --------------   ------------  ------------  ------------
     Total Liabilities................................          4,737            225            97            14
                                                       --------------   ------------  ------------  ------------
NET ASSETS............................................ $    7,387,997   $    495,511  $    270,911  $     33,309
                                                       ==============   ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $7,387,997; $495,511; $270,911 and $33,309 and
 shares outstanding of 425,452,438; 26,497,015;
 10,918,035 and 1,055,130, respectively............... $        17.37   $      18.70  $      24.81  $      31.57
                                                       ==============   ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................  1,500,000,000    100,000,000   100,000,000   100,000,000
                                                       ==============   ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost................................................. $    6,490,278   $    479,448  $    240,342  $     22,855
                                                       ==============   ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................... $    6,370,450   $    546,458  $    267,020  $     24,189
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income).....................         24,504          3,265        (3,427)          136
Accumulated Net Realized Gain (Loss)..................        111,764        (70,341)      (23,302)       (1,482)
Net Unrealized Foreign Exchange Gain (Loss)...........           (475)          (152)           (3)            7
Net Unrealized Appreciation (Depreciation)............        881,754         16,281        30,623        10,459
                                                       --------------   ------------  ------------  ------------
NET ASSETS............................................ $    7,387,997   $    495,511  $    270,911  $     33,309
                                                       ==============   ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                        DFA
                                                                      Continental  International  DFA Global         DFA
                                                                         Small      Real Estate   Real Estate   International
                                                                        Company     Securities    Securities      Small Cap
                                                                       Portfolio     Portfolio     Portfolio   Value Portfolio*
                                                                     ------------  ------------- ------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value............. $    115,717            --  $  1,724,763               --
Investments at Value (including $0, $331,693, $0 and
 $1,396,070 of securities on loan, respectively)....................           --  $  1,951,773            --   $    9,916,546
Temporary Cash Investments at Value & Cost..........................           --            --         3,473               --
Collateral Received from Securities on Loan at Value & Cost.........           --           185            --            9,529
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --       351,000            --        1,413,000
Foreign Currencies at Value.........................................           --         4,019            --           28,750
Cash................................................................           --        12,204            --           10,312
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........           --            --            --            7,166
  Dividends, Interest and Tax Reclaims..............................           --         9,808            --           60,793
  Securities Lending Income.........................................           --           390            --            3,567
  Fund Shares Sold..................................................            1         2,765         3,639            7,374
Unrealized Gain on Foreign Currency Contracts.......................           --            15            --               64
Prepaid Expenses and Other Assets...................................           10            33             9               97
                                                                     ------------  ------------  ------------   --------------
     Total Assets...................................................      115,728     2,332,192     1,731,884       11,457,198
                                                                     ------------  ------------  ------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --       351,185            --        1,422,529
  Investment Securities/Affiliated Investment Company Purchased.....           --        10,220         1,154           17,114
  Fund Shares Redeemed..............................................           33           722         1,112            2,548
  Due to Advisor....................................................           37           542            69            4,421
Unrealized Loss on Foreign Currency Contracts.......................           --            --            --                2
Accrued Expenses and Other Liabilities..............................            7           126            35            1,625
                                                                     ------------  ------------  ------------   --------------
     Total Liabilities..............................................           77       362,795         2,370        1,448,239
                                                                     ------------  ------------  ------------   --------------
NET ASSETS.......................................................... $    115,651  $  1,969,397  $  1,729,514   $   10,008,959
                                                                     ============  ============  ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $115,651;
 $1,969,397; $1,729,514 and $10,008,959 and shares
 outstanding of 6,890,545; 339,913,819; 168,893,615 and
 564,173,715, respectively.......................................... $      16.78  $       5.79  $      10.24   $        17.74
                                                                     ============  ============  ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................  100,000,000   700,000,000   500,000,000    2,300,000,000
                                                                     ============  ============  ============   ==============
Investments in Affiliated Investment Companies at Cost.............. $    104,610  $         --  $  1,248,552   $           --
                                                                     ------------  ------------  ------------   --------------
Investments at Cost................................................. $         --  $  1,551,690  $         --   $    9,182,182
                                                                     ============  ============  ============   ==============
Foreign Currencies at Cost.......................................... $         --  $      3,998  $         --   $       28,500
                                                                     ============  ============  ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    130,974  $  1,995,572  $  1,285,545   $    9,143,783
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          924      (194,025)        1,216           65,857
Accumulated Net Realized Gain (Loss)................................      (27,480)     (232,198)      (33,458)          65,063
Net Unrealized Foreign Exchange Gain (Loss).........................          126           (56)           --             (358)
Net Unrealized Appreciation (Depreciation)..........................       11,107       400,104       476,211          734,614
                                                                     ------------  ------------  ------------   --------------
NET ASSETS.......................................................... $    115,651  $  1,969,397  $  1,729,514   $   10,008,959
                                                                     ============  ============  ============   ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                             International                 World ex U.S.  World ex U.S.
                                                             Vector Equity  World ex U.S.  Targeted Value  Core Equity
                                                              Portfolio*   Value Portfolio   Portfolio      Portfolio
                                                             ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....           --   $     92,152    $     60,146  $        802
Investments at Value (including $97,568, $0, $0 and $0 of
 securities on loan, respectively).......................... $    702,345             --              --            --
Temporary Cash Investments at Value & Cost..................           --             98              --            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................          284             --              --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................       98,000             --              --            --
Foreign Currencies at Value.................................        1,468             --              --            --
Cash........................................................          184             --             123            25
Receivables:
  Investment Securities Sold................................          255             --              --            --
  Dividends, Interest and Tax Reclaims......................        3,598             --              --            --
  Securities Lending Income.................................          233             --              --            --
  Fund Shares Sold..........................................        2,117             13              21           104
  From Advisor..............................................           --             --              --             2
Unrealized Gain on Foreign Currency Contracts...............            3             --              --            --
Deferred Offering Costs.....................................           --             --              27            --
Prepaid Expenses and Other Assets...........................           13              1              16             2
                                                             ------------   ------------    ------------  ------------
     Total Assets...........................................      808,500         92,264          60,333           935
                                                             ------------   ------------    ------------  ------------
LIABILITIES:
Due to Custodian............................................           --             38              --            --
Payables:
  Upon Return of Securities Loaned..........................       98,284             --              --            --
  Investment Securities Purchased...........................        1,656             --              --            26
  Fund Shares Redeemed......................................          138              6              --            --
  Due to Advisor............................................          215             27               5            --
  Loan Payable..............................................          512             --              --            --
Accrued Expenses and Other Liabilities......................           98             18               7             2
                                                             ------------   ------------    ------------  ------------
     Total Liabilities......................................      100,903             89              12            28
                                                             ------------   ------------    ------------  ------------
NET ASSETS.................................................. $    707,597   $     92,175    $     60,321  $        907
                                                             ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $707,597; $92,175; $60,321 and $907 and shares
 outstanding of 66,124,410; 8,299,417; 5,250,381 and
 89,249, respectively....................................... $      10.70   $      11.11    $      11.49  $      10.16
                                                             ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED.................................  500,000,000    100,000,000     100,000,000   100,000,000
                                                             ============   ============    ============  ============
Investments in Affiliated Investment Companies at Cost...... $         --   $     83,841    $     55,345  $        781
                                                             ------------   ------------    ------------  ------------
Investments at Cost......................................... $    573,563   $         --    $         --  $         --
                                                             ============   ============    ============  ============
Foreign Currencies at Cost.................................. $      1,460   $         --    $         --  $         --
                                                             ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    568,064   $     88,136    $     55,028  $        886
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        5,439            600              60            --
Accumulated Net Realized Gain (Loss)........................        5,330         (4,836)            432            --
Net Unrealized Foreign Exchange Gain (Loss).................          (26)           (36)             --            --
Net Unrealized Appreciation (Depreciation)..................      128,790          8,311           4,801            21
                                                             ------------   ------------    ------------  ------------
NET ASSETS.................................................. $    707,597   $     92,175    $     60,321  $        907
                                                             ============   ============    ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                      Selectively
                                                                     Hedged Global   Emerging      Emerging      Emerging
                                                                        Equity        Markets    Markets Small Markets Value
                                                                       Portfolio     Portfolio   Cap Portfolio   Portfolio
                                                                     ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value............. $     72,395  $  3,115,579  $  3,928,904  $   18,532,638
Investments at Value (including $0, $0, $0, $0 and $1,111,363
 of securities on loan, respectively)...............................           --            --            --              --
Temporary Cash Investments at Value & Cost..........................        2,960            --            --              --
Collateral Received from Securities on Loan at Value & Cost.........           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --            --            --              --
Segregated Cash for Futures Contracts...............................          125            --            --              --
Foreign Currencies at Value.........................................           --            --            --              --
Cash................................................................           --            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.............................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims..............................           --            --            --              --
  Securities Lending Income.........................................           --            --            --              --
  Fund Shares Sold..................................................           24         6,363         1,818          18,209
  From Advisor......................................................            1            --            --              --
  Futures Margin Variation..........................................            7            --            --              --
Unrealized Gain on Forward Currency Contracts.......................          192            --            --              --
Unrealized Gain on Foreign Currency Contracts.......................           --            --            --              --
Prepaid Expenses and Other Assets...................................            4            26            29              75
                                                                     ------------  ------------  ------------  --------------
    Total Assets....................................................       75,708     3,121,968     3,930,751      18,550,922
                                                                     ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased........................................................          200            --            --              --
  Fund Shares Redeemed..............................................           --           833           315           3,763
  Due to Advisor....................................................           --           995         1,128           5,921
Unrealized Loss on Forward Currency Contracts.......................           95            --            --              --
Unrealized Loss on Foreign Currency Contracts.......................           --            --            --              --
Accrued Expenses and Other Liabilities..............................            6           114           365             369
                                                                     ------------  ------------  ------------  --------------
    Total Liabilities...............................................          301         1,942         1,808          10,053
                                                                     ------------  ------------  ------------  --------------
NET ASSETS.......................................................... $     75,407  $  3,120,026  $  3,928,943  $   18,540,869
                                                                     ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $109,510 and $0 and shares outstanding of 0; 0; 0;
 3,676,337 and 0, respectively......................................          N/A           N/A           N/A  $        29.79
                                                                     ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of $75,407;
 $3,120,026; $3,928,943; $18,431,359 and $11,222,418 and
 shares outstanding of 6,082,727; 114,599,925; 177,799,738;
 618,564,039 and 548,998,291, respectively.......................... $      12.40  $      27.23  $      22.10  $        29.80
                                                                     ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.........................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                                     ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost.............. $     63,954  $  1,999,354  $  3,295,898  $   17,920,988
                                                                     ------------  ------------  ------------  --------------
Investments at Cost................................................. $         --  $         --  $         --  $           --
                                                                     ============  ============  ============  ==============
Foreign Currencies at Cost.......................................... $         --  $         --  $         --  $           --
                                                                     ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $     66,058  $  1,969,315  $  3,244,432  $   17,528,855
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)..........................................          177        12,930         1,305          37,641
Accumulated Net Realized Gain (Loss)................................          505        21,591        50,204         362,568
Net Unrealized Foreign Exchange Gain (Loss).........................           97           (35)           (4)            155
Net Unrealized Appreciation (Depreciation)..........................        8,570     1,116,225       633,006         611,650
                                                                     ------------  ------------  ------------  --------------
NET ASSETS.......................................................... $     75,407  $  3,120,026  $  3,928,943  $   18,540,869
                                                                     ============  ============  ============  ==============

                                                                        Emerging
                                                                      Markets Core
                                                                         Equity
                                                                       Portfolio*
                                                                     --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --
Investments at Value (including $0, $0, $0, $0 and $1,111,363
 of securities on loan, respectively)............................... $   11,106,539
Temporary Cash Investments at Value & Cost..........................             --
Collateral Received from Securities on Loan at Value & Cost.........         19,030
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        917,000
Segregated Cash for Futures Contracts...............................             --
Foreign Currencies at Value.........................................          9,353
Cash................................................................         97,780
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.............................................................          8,947
  Dividends, Interest and Tax Reclaims..............................         24,789
  Securities Lending Income.........................................          1,744
  Fund Shares Sold..................................................         16,534
  From Advisor......................................................             --
  Futures Margin Variation..........................................             --
Unrealized Gain on Forward Currency Contracts.......................             --
Unrealized Gain on Foreign Currency Contracts.......................             41
Prepaid Expenses and Other Assets...................................            137
                                                                     --------------
    Total Assets....................................................     12,201,894
                                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        936,030
  Investment Securities/Affiliated Investment Companies
   Purchased........................................................         34,257
  Fund Shares Redeemed..............................................          3,022
  Due to Advisor....................................................          4,897
Unrealized Loss on Forward Currency Contracts.......................             --
Unrealized Loss on Foreign Currency Contracts.......................              2
Accrued Expenses and Other Liabilities..............................          1,268
                                                                     --------------
    Total Liabilities...............................................        979,476
                                                                     --------------
NET ASSETS.......................................................... $   11,222,418
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $109,510 and $0 and shares outstanding of 0; 0; 0;
 3,676,337 and 0, respectively......................................            N/A
                                                                     ==============
Institutional Class Shares -- based on net assets of $75,407;
 $3,120,026; $3,928,943; $18,431,359 and $11,222,418 and
 shares outstanding of 6,082,727; 114,599,925; 177,799,738;
 618,564,039 and 548,998,291, respectively.......................... $        20.44
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments in Affiliated Investment Companies at Cost.............. $           --
                                                                     --------------
Investments at Cost................................................. $    9,790,126
                                                                     ==============
Foreign Currencies at Cost.......................................... $        9,307
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    9,919,927
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)..........................................         35,484
Accumulated Net Realized Gain (Loss)................................        (49,438)
Net Unrealized Foreign Exchange Gain (Loss).........................            (14)
Net Unrealized Appreciation (Depreciation)..........................      1,316,459
                                                                     --------------
NET ASSETS.......................................................... $   11,222,418
                                                                     ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)


                                                                           Enhanced
                                                                          U.S. Large U.S. Large  U.S. Targeted U.S. Small
                                                                           Company   Cap Value       Value     Cap Value
                                                                          Portfolio  Portfolio*    Portfolio   Portfolio
                                                                          ---------- ----------  ------------- ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Company:
  Dividends..............................................................       --   $   96,608          --            --
  Interest...............................................................       --           19          --            --
  Income from Securities Lending.........................................       --          799          --            --
  Expenses Allocated from Affiliated Investment Company..................       --       (5,232)         --            --
                                                                           -------   ----------    --------    ----------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       --       92,194          --            --
                                                                           -------   ----------    --------    ----------
Fund Investment Income
  Dividends..............................................................  $    75           --    $ 32,329    $   91,674
  Interest...............................................................      829           --           9            26
  Income from Securities Lending.........................................       --           --       1,245         2,600
                                                                           -------   ----------    --------    ----------
     Total Investment Income.............................................      904           --      33,583        94,300
                                                                           -------   ----------    --------    ----------
Fund Expenses
  Investment Advisory Services Fees......................................       49           --       1,660         7,440
  Administrative Services Fees...........................................      146        6,867       4,153        11,169
  Accounting & Transfer Agent Fees.......................................       18           42         154           334
  S&P 500(R) Fees........................................................        4           --          --            --
  Shareholder Servicing Fees --
    Class R1 Shares......................................................       --           --          28            --
    Class R2 Shares......................................................       --           --          18            --
  Custodian Fees.........................................................        6           --          29            57
  Filing Fees............................................................       12           63          34            59
  Shareholders' Reports..................................................        3          111          54            87
  Directors'/Trustees' Fees & Expenses...................................        1           36          13            31
  Professional Fees......................................................        2           31          38            92
  Other..................................................................        1           36          24            49
                                                                           -------   ----------    --------    ----------
     Total Expenses......................................................      242        7,186       6,205        19,318
                                                                           -------   ----------    --------    ----------
  Fees Paid Indirectly...................................................       (1)          --          --            --
                                                                           -------   ----------    --------    ----------
  Net Expenses...........................................................      241        7,186       6,205        19,318
                                                                           -------   ----------    --------    ----------
  Net Investment Income (Loss)...........................................      663       85,008      27,378        74,982
                                                                           -------   ----------    --------    ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................     (491)     370,791      79,065       213,073
    Futures..............................................................   19,942           --        (402)        1,840
    Foreign Currency Transactions........................................     (913)          --          --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    1,534    1,091,167     459,962       978,070
    Futures..............................................................    4,948           --          --            --
    Translation of Foreign Currency Denominated Amounts..................      663           --          --            --
                                                                           -------   ----------    --------    ----------
  Net Realized and Unrealized Gain (Loss)................................   25,683    1,461,958     538,625     1,192,983
                                                                           -------   ----------    --------    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $26,346   $1,546,966    $566,003    $1,267,965
                                                                           =======   ==========    ========    ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)


                                                         U.S. Core U.S. Core  U.S. Vector
                                                         Equity 1  Equity 2     Equity     U.S. Small
                                                         Portfolio Portfolio   Portfolio  Cap Portfolio
                                                         --------- ---------- ----------- -------------
Investment Income
  Dividends............................................. $ 57,725  $   80,206  $ 22,542     $ 48,381
  Interest..............................................       24          26        11           21
  Income from Securities Lending........................    1,744       2,782     1,196        6,051
                                                         --------  ----------  --------     --------
     Total Investment Income............................   59,493      83,014    23,749       54,453
                                                         --------  ----------  --------     --------
Expenses
  Investment Advisory Services Fees.....................    4,635       7,620     3,356          748
  Administrative Services Fees..........................       --          --        --        7,980
  Accounting & Transfer Agent Fees......................      246         340       104          224
  Custodian Fees........................................       45          50        20           44
  Filing Fees...........................................       65          79        32           30
  Shareholders' Reports.................................       36          65        30           57
  Directors'/Trustees' Fees & Expenses..................       21          30         9           19
  Professional Fees.....................................       60          87        27           61
  Other.................................................       32          46        17           33
                                                         --------  ----------  --------     --------
     Total Expenses.....................................    5,140       8,317     3,595        9,196
                                                         --------  ----------  --------     --------
  Net Investment Income (Loss)..........................   54,353      74,697    20,154       45,257
                                                         --------  ----------  --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................   15,630      26,016    10,012      119,956
    Futures.............................................       --          --        --         (494)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................  746,259   1,076,031   329,248      591,079
                                                         --------  ----------  --------     --------
  Net Realized and Unrealized Gain (Loss)...............  761,889   1,102,047   339,260      710,541
                                                         --------  ----------  --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations............................................. $816,242  $1,176,744  $359,414     $755,798
                                                         ========  ==========  ========     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)


                                                                                   DFA Real
                                                                                    Estate     Large Cap   International
                                                                     U.S. Micro   Securities International  Core Equity
                                                                    Cap Portfolio Portfolio    Portfolio     Portfolio
                                                                    ------------- ---------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $16, $0, $2,907 and
   $8,292, respectively)...........................................   $ 35,555     $ 62,716    $ 35,977     $  110,386
  Interest.........................................................         11           17           3              2
  Income from Securities Lending...................................      4,324          249       1,704          7,091
                                                                      --------     --------    --------     ----------
     Total Investment Income.......................................     39,890       62,982      37,684        117,479
                                                                      --------     --------    --------     ----------
Expenses
  Investment Advisory Services Fees................................      1,839        3,437       2,787         12,470
  Administrative Services Fees.....................................      7,359           --          --             --
  Accounting & Transfer Agent Fees.................................        169          186         110            324
  Custodian Fees...................................................         36           21         189            725
  Filing Fees......................................................         38           45          27             84
  Shareholders' Reports............................................         47           68          45             75
  Directors'/Trustees' Fees & Expenses.............................         15           16           9             27
  Professional Fees................................................         45           50          27             86
  Other............................................................         27           23          28             61
                                                                      --------     --------    --------     ----------
     Total Expenses................................................      9,575        3,846       3,222         13,852
                                                                      --------     --------    --------     ----------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................         --         (235)         --             --
  Fees Paid Indirectly.............................................         --           --          (6)           (14)
                                                                      --------     --------    --------     ----------
  Net Expenses.....................................................      9,575        3,611       3,216         13,838
                                                                      --------     --------    --------     ----------
  Net Investment Income (Loss).....................................     30,315       59,371      34,468        103,641
                                                                      --------     --------    --------     ----------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities...         --        8,460          --             --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................    111,879        6,230     (15,247)         6,684
    Futures........................................................       (423)          --          --             --
    Foreign Currency Transactions..................................         --           --        (187)        (1,185)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................    414,243      637,870     293,305        916,985
    Translation of Foreign Currency Denominated Amounts............         --           --          30            (38)
                                                                      --------     --------    --------     ----------
  Net Realized and Unrealized Gain (Loss)..........................    525,699      652,560     277,901        922,446
                                                                      --------     --------    --------     ----------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................   $556,014     $711,931    $312,369     $1,026,087
                                                                      ========     ========    ========     ==========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                                  United
                                                                          International  Japanese  Asia Pacific  Kingdom
                                                                              Small       Small       Small       Small
                                                                             Company     Company     Company     Company
                                                                           Portfolio*   Portfolio*  Portfolio*  Portfolio*
                                                                          ------------- ---------- ------------ ----------
Investment Income
  Net Investment Income Received from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $7,370, $455, $109 and
   $2, respectively).....................................................   $ 89,043     $ 5,140     $ 3,671      $  471
  Interest...............................................................         44          --          --          --
  Income from Securities Lending.........................................      9,399         349         461           4
  Expenses Allocated from Affiliated Investment Companies................     (4,949)       (302)       (204)        (20)
                                                                            --------     -------     -------      ------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................     93,537       5,187       3,928         455
                                                                            --------     -------     -------      ------
Fund Investment Income
  Interest...............................................................         10          --          --          --
                                                                            --------     -------     -------      ------
     Total Investment Income.............................................         10          --          --          --
                                                                            --------     -------     -------      ------
Fund Expenses
  Administrative Services Fees...........................................     13,736         785         503          65
  Accounting & Transfer Agent Fees.......................................         37           9           8           7
  Filing Fees............................................................         68          15          13           9
  Shareholders' Reports..................................................         95           2           2           1
  Directors'/Trustees' Fees & Expenses...................................         28           1           1          --
  Professional Fees......................................................         21           2           2           1
  Other..................................................................         28          --           2          --
                                                                            --------     -------     -------      ------
     Total Expenses......................................................     14,013         814         531          83
                                                                            --------     -------     -------      ------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --          --          --          (7)
                                                                            --------     -------     -------      ------
  Net Expenses...........................................................     14,013         814         531          76
                                                                            --------     -------     -------      ------
Net Investment Income (Loss).............................................     79,534       4,373       3,397         379
                                                                            --------     -------     -------      ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    121,843       6,271       1,740         835
    Futures..............................................................        (29)         --          --          --
    Foreign Currency Transactions**......................................     (1,145)       (268)         40          (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    783,843      85,864      18,125       3,283
    Futures..............................................................         30          --          --          --
    Translation of Foreign Currency Denominated Amounts..................        (54)       (115)         (7)          3
                                                                            --------     -------     -------      ------
  Net Realized and Unrealized Gain (Loss)................................    904,488      91,752      19,898       4,120
                                                                            --------     -------     -------      ------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $984,022     $96,125     $23,295      $4,499
                                                                            ========     =======     =======      ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $9, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                           DFA                       DFA
                                                                          Continental International DFA Global  International
                                                                             Small     Real Estate  Real Estate   Small Cap
                                                                            Company    Securities   Securities      Value
                                                                          Portfolio*    Portfolio    Portfolio    Portfolio
                                                                          ----------- ------------- ----------- -------------
Investment Income
  Net Investment Income Received from Affiliated Investment Company:
  Dividends..............................................................   $ 1,261           --           --            --
  Income Distributions Received from Affiliated Investment Companies.....        --           --     $ 74,325            --
  Interest...............................................................         2           --           --            --
  Income from Securities Lending.........................................       225           --           --            --
  Expenses Allocated from Affiliated Investment Company..................       (81)          --           --            --
                                                                            -------     --------     --------    ----------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................     1,407           --       74,325            --
                                                                            -------     --------     --------    ----------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $4,294, $0 and
   $9,356, respectively).................................................        --     $ 36,460           --    $  139,615
  Interest...............................................................        --           --            2            --
  Income from Securities Lending.........................................        --          933           --        12,865
                                                                            -------     --------     --------    ----------
     Total Fund Investment Income........................................        --       37,393            2       152,480
                                                                            -------     --------     --------    ----------
Fund Expenses
  Investment Advisory Services Fees......................................        --        2,916        1,962        29,673
  Administrative Services Fees...........................................       221           --           --            --
  Accounting & Transfer Agent Fees.......................................         8           84           14           412
  Custodian Fees.........................................................        --          205           --         1,207
  Filing Fees............................................................        10           31           52            77
  Shareholders' Reports..................................................         2           32           20           114
  Directors'/Trustees' Fees & Expenses...................................        --            6            5            36
  Professional Fees......................................................         1           21            7           126
  Other..................................................................         1           13            5            78
                                                                            -------     --------     --------    ----------
     Total Expenses......................................................       243        3,308        2,065        31,723
                                                                            -------     --------     --------    ----------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................        --           --       (1,672)           --
  Fees Paid Indirectly...................................................        --          (12)          --           (16)
                                                                            -------     --------     --------    ----------
  Net Expenses...........................................................       243        3,296          393        31,707
                                                                            -------     --------     --------    ----------
  Net Investment Income (Loss)...........................................     1,164       34,097       73,934       120,773
                                                                            -------     --------     --------    ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
  Investment Securities Sold.............................................     1,466      (18,160)      (2,565)       71,173
    Futures..............................................................        29          888           --            --
    Foreign Currency Transactions........................................        (6)        (633)          --        (1,756)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    13,754      238,017      170,366     1,439,113
    Futures..............................................................       (29)          --           --            --
    Translation of Foreign Currency Denominated Amounts..................         4          (24)          --           182
                                                                            -------     --------     --------    ----------
  Net Realized and Unrealized Gain (Loss)................................    15,218      220,088      167,801     1,508,712
                                                                            -------     --------     --------    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $16,382     $254,185     $241,735    $1,629,485
                                                                            =======     ========     ========    ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                      World ex U.S.
                                                                          International World ex U.S.   Targeted    World ex U.S.
                                                                          Vector Equity     Value         Value      Core Equity
                                                                            Portfolio    Portfolio*   Portfolio*(a) Portfolio(b)
                                                                          ------------- ------------- ------------- -------------
Investment Income
  Net Investment Income Received from Affiliated Investment
   Companies:
  Dividends..............................................................         --       $  982        $  104           --
  Income Distributions Received from Affiliated Investment Companies.....         --           40           132           --
  Income from Securities Lending.........................................         --           59            12           --
  Expenses Allocated from Affiliated Investment Companies................         --          (70)          (12)          --
                                                                             -------       ------        ------          ---
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................         --        1,011           236           --
                                                                             -------       ------        ------          ---
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $686, $0, $0 and $0,
   respectively).........................................................    $ 9,518           --            --           --
  Interest...............................................................          1           --            --           --
  Income from Securities Lending.........................................        702           --            --           --
                                                                             -------       ------        ------          ---
     Total Investment Income.............................................     10,221           --            --           --
                                                                             -------       ------        ------          ---
Fund Expenses
  Investment Advisory Services Fees......................................      1,430          166           113           --
  Accounting & Transfer Agent Fees.......................................         38            8             8          $ 1
  Custodian Fees.........................................................        134           --            --           --
  Filing Fees............................................................         12           18             2           --
  Shareholders' Reports..................................................          7            1            --           --
  Directors'/Trustees' Fees & Expenses...................................          2           --            --           --
  Professional Fees......................................................          7            3             3            1
  Organizational & Offering Costs........................................         --           --            27           --
  Other..................................................................          8           --            --           --
                                                                             -------       ------        ------          ---
     Total Expenses......................................................      1,638          196           153            2
                                                                             -------       ------        ------          ---
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --          (75)         (101)          (2)
  Fees Paid Indirectly...................................................         (2)          --            --           --
                                                                             -------       ------        ------          ---
  Net Expenses...........................................................      1,636          121            52           --
                                                                             -------       ------        ------          ---
  Net Investment Income (Loss)...........................................      8,585          890           184           --
                                                                             -------       ------        ------          ---
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities.........         --           64           191           --
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................      6,299        1,086           242           --
    Foreign Currency Transactions........................................       (100)          (8)           (1)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     79,234        6,399         4,801           21
    Translation of Foreign Currency Denominated Amounts..................         --          (19)           --           --
                                                                             -------       ------        ------          ---
  Net Realized and Unrealized Gain (Loss)................................     85,433        7,522         5,233           21
                                                                             -------       ------        ------          ---
Net Increase (Decrease) in Net Assets Resulting from
 Operations..............................................................    $94,018       $8,412        $5,417          $21
                                                                             =======       ======        ======          ===

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
(a)The Portfolio commenced operations on November 1, 2012.
(b)The Portfolio commenced operations on April 9, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             Emerging
                                                                    Selectively              Markets    Emerging     Emerging
                                                                      Hedged      Emerging    Small     Markets    Markets Core
                                                                   Global Equity  Markets      Cap       Value        Equity
                                                                     Portfolio   Portfolio* Portfolio* Portfolio*   Portfolio
                                                                   ------------- ---------- ---------- ----------  ------------
Investment Income
  Net Investment Income Received from Affiliated Investment
   Companies:
  Dividends.......................................................        --      $ 25,461   $ 25,818  $  140,564          --
  Income Distributions Received from Affiliated Investment
   Companies......................................................    $  352            --         --          --          --
  Interest........................................................        --            --         --          10          --
  Income from Securities Lending..................................        --         1,874      8,436      14,918          --
  Expenses Allocated from Affiliated Investment Company...........        --        (2,610)    (5,825)    (15,695)         --
                                                                      ------      --------   --------  ----------    --------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................       352        24,725     28,429     139,797          --
                                                                      ------      --------   --------  ----------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $8,938, respectively)..........................................        --            --         --          --    $ 80,387
  Interest........................................................         2            --         --          --          --
  Income from Securities Lending..................................        --            --         --          --      11,926
                                                                      ------      --------   --------  ----------    --------
     Total Fund Investment Income.................................         2            --         --          --      92,313
                                                                      ------      --------   --------  ----------    --------
Fund Expenses
  Investment Advisory Services Fees...............................        83            --         --          --      27,420
  Administrative Services Fees....................................        --         5,965      7,955      35,566          --
  Accounting & Transfer Agent Fees................................         8            20         20          56         447
  Shareholder Servicing Fees --
    Class R2 Shares...............................................        --            --         --         134          --
  Custodian Fees..................................................        --            --         --          --       3,647
  Filing Fees.....................................................        18            47         65          97         118
  Shareholders' Reports...........................................        --            55         29         135         104
  Directors'/Trustees' Fees & Expenses............................        --            12         12          72          36
  Professional Fees...............................................         3            11         10          60         135
  Organizational & Offering Costs.................................         2            --         --          --          --
  Other...........................................................         1            13         12          70          70
                                                                      ------      --------   --------  ----------    --------
     Total Expenses...............................................       115         6,123      8,103      36,190      31,977
                                                                      ------      --------   --------  ----------    --------
  Fees Waived, Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................      (102)           --         --          --          --
  Fees Paid Indirectly............................................        --            --         --          --         (90)
                                                                      ------      --------   --------  ----------    --------
  Net Expenses....................................................        13         6,123      8,103      36,190      31,887
                                                                      ------      --------   --------  ----------    --------
  Net Investment Income (Loss)....................................       341        18,602     20,326     103,607      60,426
                                                                      ------      --------   --------  ----------    --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       115            --         --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................         1        23,130     63,561     377,401      (5,116)
    Futures.......................................................       262            --        457          --          --
    Foreign Currency Transactions**...............................       390            34       (790)       (927)     (1,834)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................     5,884       127,879    324,520     913,032     674,241
    Futures.......................................................       146            --         --          --          --
    Translation of Foreign Currency Denominated Amounts...........       190            (2)        45          74         (45)
                                                                      ------      --------   --------  ----------    --------
  Net Realized and Unrealized Gain (Loss).........................     6,988       151,041    387,793   1,289,580     667,246
                                                                      ------      --------   --------  ----------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................    $7,329      $169,643   $408,119  $1,393,187    $727,672
                                                                      ======      ========   ========  ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                            Enhanced U.S. Large    U.S. Large Cap Value      U.S. Targeted Value
                                             Company Portfolio           Portfolio                Portfolio
                                           --------------------  ------------------------  ----------------------
                                           Six Months    Year    Six Months       Year     Six Months     Year
                                              Ended     Ended       Ended        Ended        Ended      Ended
                                            April 30,  Oct. 31,   April 30,     Oct. 31,    April 30,   Oct. 31,
                                              2013       2012       2013          2012        2013        2012
                                           ----------- --------  -----------  -----------  ----------- ----------
                                           (Unaudited)           (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............  $    663   $  1,469  $    85,008  $   154,843  $   27,378  $   29,117
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      (491)       245      370,791      318,427      79,065     181,414
    Futures...............................    19,942     30,568           --           --        (402)      3,336
    Foreign Currency Transactions.........      (913)     1,331           --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     1,534        594    1,091,167      824,744     459,962     176,832
    Futures...............................     4,948     (6,586)          --           --          --          --
    Translation of Foreign Currency
     Denominated Amounts..................       663       (857)          --           --          --          --
                                            --------   --------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    26,346     26,764    1,546,966    1,298,014     566,003     390,699
                                            --------   --------  -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R1 Shares.......................        --         --           --           --        (459)       (374)
    Class R2 Shares.......................        --         --           --           --        (117)        (76)
    Institutional Class Shares............    (1,111)    (2,785)     (92,857)    (150,153)    (28,487)    (24,124)
  Net Short-Term Gains:
    Class R1 Shares.......................        --         --           --           --        (162)         --
    Class R2 Shares.......................        --         --           --           --         (43)         --
    Institutional Class Shares............        --         --           --           --      (9,669)         --
  Net Long-Term Gains:
    Class R1 Shares.......................        --         --           --           --      (2,657)       (356)
    Class R2 Shares.......................        --         --           --           --        (709)        (86)
    Institutional Class Shares............        --         --           --           --    (158,843)    (19,426)
                                            --------   --------  -----------  -----------  ----------  ----------
     Total Distributions..................    (1,111)    (2,785)     (92,857)    (150,153)   (201,146)    (44,442)
                                            --------   --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    25,745     26,869    1,359,469    1,501,347     425,555     782,957
  Shares Issued in Lieu of Cash
   Distributions..........................       962      2,573       85,555      139,904     179,146      40,767
  Shares Redeemed.........................   (35,297)   (34,538)    (940,743)  (1,794,871)   (448,004)   (662,151)
                                            --------   --------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    (8,590)    (5,096)     504,281     (153,620)    156,697     161,573
                                            --------   --------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    16,645     18,883    1,958,390      994,241     521,554     507,830
Net Assets
  Beginning of Period.....................   190,011    171,128    8,334,585    7,340,344   3,051,809   2,543,979
                                            --------   --------  -----------  -----------  ----------  ----------
  End of Period...........................  $206,656   $190,011  $10,292,975  $ 8,334,585  $3,573,363  $3,051,809
                                            ========   ========  ===========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     2,615      3,051       55,665       72,600      23,623      48,542
  Shares Issued in Lieu of Cash
   Distributions..........................       103        314        3,643        6,979      10,844       2,677
  Shares Redeemed.........................    (3,611)    (3,906)     (39,107)     (86,993)    (24,942)    (40,606)
                                            --------   --------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........      (893)      (541)      20,201       (7,414)      9,525      10,613
                                            ========   ========  ===========  ===========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................  $  1,557   $  2,005  $    17,517  $    25,366  $    2,260  $    3,945

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Small Cap Value
                                                   Portfolio         U.S. Core Equity 1 Portfolio U.S. Core Equity 2 Portfolio
                                           ------------------------  ---------------------------  ---------------------------
                                           Six Months       Year     Six Months        Year       Six Months        Year
                                              Ended        Ended        Ended         Ended          Ended         Ended
                                            April 30,     Oct. 31,    April 30,      Oct. 31,      April 30,      Oct. 31,
                                              2013          2012        2013           2012          2013           2012
                                           -----------  -----------  -----------     ----------   -----------    -----------
                                           (Unaudited)               (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $    74,982  $    53,970  $   54,353     $   78,378    $   74,697    $   111,804
  Capital Gain Distributions Received
   from Investment Securities.............          --           --          --             36            --            105
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     213,073      430,201      15,630         35,359        26,016         73,466
    Futures...............................       1,840          954          --             --            --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................     978,070      522,870     746,259        455,880     1,076,031        694,545
    Futures...............................          --         (536)         --             --            --             --
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   1,267,965    1,007,459     816,242        569,653     1,176,744        879,920
                                           -----------  -----------  ----------      ----------   ----------     -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............     (74,197)     (50,536)    (52,783)       (73,066)      (73,910)       (99,623)
  Net Short-Term Gains:
    Institutional Class Shares............     (15,668)          --          --             --            --             --
  Net Long-Term Gains:
    Institutional Class Shares............    (380,218)     (89,379)         --             --       (55,772)            --
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Total Distributions..................    (470,083)    (139,915)    (52,783)       (73,066)     (129,682)       (99,623)
                                           -----------  -----------  ----------      ----------   ----------     -----------
Capital Share Transactions (1):
  Shares Issued...........................     766,673    1,130,039     864,936      1,316,460       908,382      1,284,909
  Shares Issued in Lieu of Cash
   Distributions..........................     427,716      131,338      47,496         66,157       125,823         96,744
  Shares Redeemed.........................  (1,079,364)  (1,581,314)   (461,678)      (733,642)     (595,789)    (1,057,872)
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     115,025     (319,937)    450,754        648,975       438,416        323,781
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Total Increase (Decrease) in Net
      Assets..............................     912,907      547,607   1,214,213      1,145,562     1,485,478      1,104,078
Net Assets
  Beginning of Period.....................   7,088,470    6,540,863   4,876,973      3,731,411     6,923,984      5,819,906
                                           -----------  -----------  ----------      ----------   ----------     -----------
  End of Period........................... $ 8,001,377  $ 7,088,470  $6,091,186     $4,876,973    $8,409,462    $ 6,923,984
                                           ===========  ===========  ==========      ==========   ==========     ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................      27,720       45,152      67,105        114,530        71,104        113,356
  Shares Issued in Lieu of Cash
   Distributions..........................      16,874        5,754       3,767          5,842        10,274          8,679
  Shares Redeemed.........................     (39,979)     (62,499)    (35,797)       (63,857)      (46,717)       (93,203)
                                           -----------  -----------  ----------      ----------   ----------     -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................       4,615      (11,593)     35,075         56,515        34,661         28,832
                                           ===========  ===========  ==========      ==========   ==========     ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $       879  $        94  $   12,031     $   10,461    $   16,686    $    15,899

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             U.S. Vector Equity Portfolio U.S. Small Cap Portfolio U.S. Micro Cap Portfolio
                                             ---------------------------  ----------------------   ----------------------
                                             Six Months        Year       Six Months      Year     Six Months      Year
                                                Ended         Ended          Ended       Ended        Ended       Ended
                                              April 30,      Oct. 31,      April 30,    Oct. 31,    April 30,    Oct. 31,
                                                2013           2012          2013         2012        2013         2012
                                             -----------     ----------   -----------  ----------  -----------  ----------
                                             (Unaudited)                  (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............. $   20,154     $   28,165    $   45,257   $   47,882  $   30,315   $   33,720
  Capital Gain Distributions Received from
   Investment Securities....................         --             18            --           --          --           --
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............     10,012         41,027       119,956      254,365     111,879      220,675
    Futures.................................         --           (850)         (494)          --        (423)         385
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities...................    329,248        196,524       591,079      230,453     414,243      166,031
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations............................    359,414        264,884       755,798      532,700     556,014      420,811
                                             ----------      ----------   ----------   ----------  ----------   ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..............    (18,866)       (26,665)      (44,437)     (41,256)    (34,858)     (30,423)
  Net Short-Term Gains:
    Institutional Class Shares..............         --             --        (8,279)          --          --           --
  Net Long-Term Gains:
    Institutional Class Shares..............     (3,507)            --      (228,672)          --    (176,365)          --
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Total Distributions....................    (22,373)       (26,665)     (281,388)     (41,256)   (211,223)     (30,423)
                                             ----------      ----------   ----------   ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.............................    299,986        363,121       698,941    1,000,664     319,716      389,014
  Shares Issued in Lieu of Cash
   Distributions............................     21,964         26,213       259,714       38,143     196,436       28,484
  Shares Redeemed...........................   (212,158)      (470,271)     (463,259)    (737,229)   (347,928)    (627,647)
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Net Increase (Decrease) from
      Capital Share Transactions............    109,792        (80,937)      495,396      301,578     168,224     (210,149)
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Total Increase (Decrease) in Net
      Assets................................    446,833        157,282       969,806      793,022     513,015      180,239
Net Assets
  Beginning of Period.......................  2,009,177      1,851,895     4,563,345    3,770,323   3,437,958    3,257,719
                                             ----------      ----------   ----------   ----------  ----------   ----------
  End of Period............................. $2,456,010     $2,009,177    $5,533,151   $4,563,345  $3,950,973   $3,437,958
                                             ==========      ==========   ==========   ==========  ==========   ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................     24,011         33,038        29,136       45,541      21,062       27,509
  Shares Issued in Lieu of Cash
   Distributions............................      1,838          2,473        11,794        1,786      13,951        2,109
  Shares Redeemed...........................    (16,994)       (42,602)      (19,674)     (33,325)    (23,160)     (44,113)
                                             ----------      ----------   ----------   ----------  ----------   ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed............      8,855         (7,091)       21,256       14,002      11,853      (14,495)
                                             ==========      ==========   ==========   ==========  ==========   ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)......................... $    3,778     $    2,490    $    6,122   $    5,302  $     (633)  $    3,910

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             DFA Real Estate Securities Large Cap International International Core Equity
                                                    Portfolio                  Portfolio               Portfolio
                                             -------------------------  ----------------------  -----------------------
                                             Six Months       Year      Six Months     Year     Six Months       Year
                                                Ended        Ended         Ended      Ended        Ended        Ended
                                              April 30,     Oct. 31,     April 30,   Oct. 31,    April 30,     Oct. 31,
                                                2013          2012         2013        2012        2013          2012
                                             -----------   ----------   ----------- ----------  -----------  -----------
                                             (Unaudited)                (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............. $   59,371    $   78,788   $   34,468  $   63,623  $  103,641   $   181,573
  Capital Gain Distributions Received from
   Investment Securities....................      8,460        16,390           --          --          --            --
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............      6,230        (1,763)     (15,247)    (18,104)      6,684       (40,937)
    Futures.................................         --           (46)          --          --          --            --
    Foreign Currency Transactions*..........         --            --         (187)       (353)     (1,185)          114
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...............................    637,870       355,961      293,305      69,627     916,985       185,568
    Translation of Foreign Currency
     Denominated Amounts....................         --            --           30         (82)        (38)         (120)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations............................    711,931       449,330      312,369     114,711   1,026,087       326,198
                                             ----------    ----------   ----------  ----------  ----------   -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..............    (55,890)      (99,783)     (23,503)    (60,808)    (61,073)     (176,198)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Total Distributions....................    (55,890)      (99,783)     (23,503)    (60,808)    (61,073)     (176,198)
                                             ----------    ----------   ----------  ----------  ----------   -----------
Capital Share Transactions (1):
  Shares Issued.............................    544,922       826,214      345,982     634,549   1,024,387     1,839,473
  Shares Issued in Lieu of Cash
   Distributions............................     54,239        96,714       22,132      57,573      58,778       169,856
  Shares Redeemed...........................   (320,704)     (654,733)    (271,333)   (394,415)   (612,054)   (1,072,475)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Net Increase (Decrease) from
      Capital Share Transactions............    278,457       268,195       96,781     297,707     471,111       936,854
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Total Increase (Decrease) in Net
      Assets................................    934,498       617,742      385,647     351,610   1,436,125     1,086,854
Net Assets
  Beginning of Period.......................  3,716,389     3,098,647    2,055,759   1,704,149   6,482,738     5,395,884
                                             ----------    ----------   ----------  ----------  ----------   -----------
  End of Period............................. $4,650,887    $3,716,389   $2,441,406  $2,055,759  $7,918,863   $ 6,482,738
                                             ==========    ==========   ==========  ==========  ==========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued.............................     19,983        32,929       17,693      36,185      94,741       190,598
  Shares Issued in Lieu of Cash
   Distributions............................      2,082         3,972        1,159       3,432       5,598        18,393
  Shares Redeemed...........................    (11,880)      (26,322)     (13,899)    (22,604)    (57,155)     (112,419)
                                             ----------    ----------   ----------  ----------  ----------   -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed............     10,185        10,579        4,953      17,013      43,184        96,572
                                             ==========    ==========   ==========  ==========  ==========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)......................... $   27,080    $   23,599   $   19,673  $    8,708  $   67,823   $    25,255

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $1, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  International Small       Japanese Small      Asia Pacific Small
                                                   Company Portfolio       Company Portfolio     Company Portfolio
                                                -----------------------  --------------------  --------------------
                                                Six Months      Year     Six Months    Year    Six Months    Year
                                                   Ended       Ended        Ended     Ended       Ended     Ended
                                                 April 30,    Oct. 31,    April 30,  Oct. 31,   April 30,  Oct. 31,
                                                   2013         2012        2013       2012       2013       2012
                                                ----------- -----------  ----------- --------  ----------- --------
                                                (Unaudited)              (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   79,534  $   152,324   $  4,373   $  5,072   $  3,397   $  7,452
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    121,843       53,955      6,271     (5,341)     1,740      4,091
    Futures....................................        (29)           9         --        (75)        --        (33)
    Foreign Currency Transactions*.............     (1,145)         401       (268)       120         40        (56)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    783,843      133,610     85,864     (6,790)    18,125      6,664
    Futures....................................         30           (1)        --          1         --          1
    Translation of Foreign Currency
     Denominated Amounts.......................        (54)        (530)      (115)       (23)        (7)       (12)
                                                ----------  -----------   --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    984,022      339,768     96,125     (7,036)    23,295     18,107
                                                ----------  -----------   --------   --------   --------   --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (58,320)    (163,885)    (2,836)    (4,541)    (7,603)    (9,333)
  Net Long-Term Gains:
    Institutional Class Shares.................    (39,012)    (108,621)        --         --         --         --
                                                ----------  -----------   --------   --------   --------   --------
     Total Distributions.......................    (97,332)    (272,506)    (2,836)    (4,541)    (7,603)    (9,333)
                                                ----------  -----------   --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued................................    587,418    1,391,405    127,552    198,642     29,434    110,755
  Shares Issued in Lieu of Cash
   Distributions...............................     92,887      262,078      2,638      4,202      7,183      8,531
  Shares Redeemed..............................   (602,158)  (1,131,600)   (21,936)   (60,419)   (19,589)   (29,131)
                                                ----------  -----------   --------   --------   --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     78,147      521,883    108,254    142,425     17,028     90,155
                                                ----------  -----------   --------   --------   --------   --------
     Total Increase (Decrease) in Net
      Assets...................................    964,837      589,145    201,543    130,848     32,720     98,929
Net Assets
  Beginning of Period..........................  6,423,160    5,834,015    293,968    163,120    238,191    139,262
                                                ----------  -----------   --------   --------   --------   --------
  End of Period................................ $7,387,997  $ 6,423,160   $495,511   $293,968   $270,911   $238,191
                                                ==========  ===========   ========   ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................     36,124       95,525      8,019     12,557      1,183      5,147
  Shares Issued in Lieu of Cash
   Distributions...............................      6,000       19,065        173        282        309        410
  Shares Redeemed..............................    (37,137)     (77,790)    (1,309)    (3,928)      (834)    (1,342)
                                                ----------  -----------   --------   --------   --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      4,987       36,800      6,883      8,911        658      4,215
                                                ==========  ===========   ========   ========   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $   24,504  $     3,290   $  3,265   $  1,728   $ (3,427)  $    779

----------
* Net of foreign capital gain taxes withheld of $9, $4, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               United Kingdom Small    Continental Small   DFA International Real
                                                 Company Portfolio     Company Portfolio   Estate Securities Portfolio
                                               --------------------  --------------------  --------------------------
                                               Six Months    Year    Six Months    Year    Six Months       Year
                                                  Ended     Ended       Ended     Ended       Ended        Ended
                                                April 30,  Oct. 31,   April 30,  Oct. 31,   April 30,     Oct. 31,
                                                  2013       2012       2013       2012       2013          2012
                                               ----------- --------  ----------- --------  -----------    ----------
                                               (Unaudited)           (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................   $   379   $    856   $  1,164   $  3,068  $   34,097    $   66,041
  Net Realized Gain (Loss) on:
    Investment Securities Sold................       835       (281)     1,466     (2,677)    (18,160)      (33,417)
    Futures...................................        --          6         29        (25)        888            --
    Foreign Currency Transactions.............        (1)         6         (6)       (25)       (633)           34
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................     3,283      5,744     13,754        585     238,017       228,123
    Futures...................................        --         --        (29)        --          --            --
    Translation of Foreign Currency
     Denominated Amounts......................         3         (2)         4         72         (24)          (24)
                                                 -------   --------   --------   --------  ----------     ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     4,499      6,329     16,382        998     254,185       260,757
                                                 -------   --------   --------   --------  ----------     ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................      (392)      (992)      (520)    (2,958)   (181,848)      (54,030)
                                                 -------   --------   --------   --------  ----------     ----------
     Total Distributions......................      (392)      (992)      (520)    (2,958)   (181,848)      (54,030)
                                                 -------   --------   --------   --------  ----------     ----------
Capital Share Transactions (1):
  Shares Issued...............................     1,093      1,858      2,664     11,823     355,649       416,378
  Shares Issued in Lieu of Cash
   Distributions..............................       297        752        388      2,148     180,122        53,300
  Shares Redeemed.............................    (3,504)   (10,500)    (9,579)   (23,147)   (170,419)     (204,853)
                                                 -------   --------   --------   --------  ----------     ----------
     Net Increase (Decrease) from Capital
      Share Transactions......................    (2,114)    (7,890)    (6,527)    (9,176)    365,352       264,825
                                                 -------   --------   --------   --------  ----------     ----------
     Total Increase (Decrease) in Net
      Assets..................................     1,993     (2,553)     9,335    (11,136)    437,689       471,552
Net Assets
  Beginning of Period.........................    31,316     33,869    106,316    117,452   1,531,708     1,060,156
                                                 -------   --------   --------   --------  ----------     ----------
  End of Period...............................   $33,309   $ 31,316   $115,651   $106,316  $1,969,397    $1,531,708
                                                 =======   ========   ========   ========  ==========     ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................        37         76        166        842      66,520        84,674
  Shares Issued in Lieu of Cash
   Distributions..............................        10         34         26        166      35,388        12,309
  Shares Redeemed.............................      (118)      (429)      (630)    (1,693)    (32,320)      (42,864)
                                                 -------   --------   --------   --------  ----------     ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................       (71)      (319)      (438)      (685)     69,588        54,119
                                                 =======   ========   ========   ========  ==========     ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)...........................   $   136   $    149   $    924   $    280  $ (194,025)   $  (46,274)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA Global Real Estate   DFA International Small   International Vector
                                            Securities Portfolio      Cap Value Portfolio       Equity Portfolio
                                           ----------------------  ------------------------  ---------------------
                                           Six Months     Year     Six Months       Year     Six Months     Year
                                              Ended      Ended        Ended        Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013          2012        2013        2012
                                           ----------- ----------  -----------  -----------  ----------- ---------
                                           (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   73,934  $   36,495  $   120,773  $   176,655   $  8,585   $  14,617
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     (2,565)     (2,760)      71,173      130,909      6,299       2,944
    Foreign Currency Transactions*........         --     138,125       (1,756)       1,183       (100)        (98)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    170,366          --    1,439,113      203,828     79,234      13,867
    Translation of Foreign Currency
     Denominated Amounts..................         --          --          182         (393)        --         (30)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    241,735     171,860    1,629,485      512,182     94,018      31,300
                                           ----------  ----------  -----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (84,341)    (25,716)     (69,563)    (187,200)    (4,602)    (14,204)
  Net Short-Term Gains:
    Institutional Class Shares............         --          --           --      (11,429)        --          --
  Net Long-Term Gains:
    Institutional Class Shares............         --          --     (117,102)    (126,221)    (2,044)     (6,473)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Total Distributions..................    (84,341)    (25,716)    (186,665)    (324,850)    (6,646)    (20,677)
                                           ----------  ----------  -----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...........................    334,926     445,794      889,448    1,698,080     99,249     241,502
  Shares Issued in Lieu of Cash
   Distributions..........................     82,056      25,115      173,258      304,574      6,418      19,813
  Shares Redeemed.........................   (160,409)   (170,854)    (763,177)  (1,382,520)   (46,841)   (121,119)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Capital Share Transactions..........    256,573     300,055      299,529      620,134     58,826     140,196
                                           ----------  ----------  -----------  -----------   --------   ---------
     Total Increase (Decrease) in Net
      Assets..............................    413,967     446,199    1,742,349      807,466    146,198     150,819
Net Assets
  Beginning of Period.....................  1,315,547     869,348    8,266,610    7,459,144    561,399     410,580
                                           ----------  ----------  -----------  -----------   --------   ---------
  End of Period........................... $1,729,514  $1,315,547  $10,008,959  $ 8,266,610   $707,597   $ 561,399
                                           ==========  ==========  ===========  ===========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     35,892      51,866       54,651      117,598     10,032      27,490
  Shares Issued in Lieu of Cash
   Distributions..........................      9,335       3,385       11,209       22,510        666       2,341
  Shares Redeemed.........................    (17,407)    (20,069)     (46,870)     (97,364)    (4,738)    (13,627)
                                           ----------  ----------  -----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     27,820      35,182       18,990       42,744      5,960      16,204
                                           ==========  ==========  ===========  ===========   ========   =========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................... $    1,216  $   11,623  $    65,857  $    14,647   $  5,439   $   1,456

----------
* Net of foreign capital gain taxes withheld of $0, $0, $6, $13, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                         World ex
                                                                                           World ex      U.S. Core
                                                                   World ex U.S. Value   U.S. Targeted    Equity
                                                                        Portfolio       Value Portfolio  Portfolio
                                                                   -------------------  --------------- -----------
                                                                                            Period        Period
                                                                   Six Months    Year       Nov. 1,      April 9,
                                                                      Ended     Ended     2012(a) to    2013(a) to
                                                                    April 30,  Oct. 31,    April 30,     April 30,
                                                                      2013       2012        2013          2013
                                                                   ----------- -------- --------------- -----------
                                                                   (Unaudited)            (Unaudited)   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....................................   $   890   $ 1,596      $   184        $
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        64        79          191          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................     1,086        61          242          --
    Futures.......................................................        --        (1)          --          --
    Foreign Currency Transactions.................................        (8)      (10)          (1)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................     6,399       430        4,801          21
    Translation of Foreign Currency Denominated Amounts...........       (19)       (1)          --          --
                                                                     -------   -------      -------        ----
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..................................................     8,412     2,154        5,417          21
                                                                     -------   -------      -------        ----
Distributions From:
  Net Investment Income:
    Institutional Class Shares....................................      (620)   (1,432)        (124)         --
  Net Short-Term Gains:
    Institutional Class Shares....................................        --        (6)          --          --
                                                                     -------   -------      -------        ----
     Total Distributions..........................................      (620)   (1,438)        (124)         --
                                                                     -------   -------      -------        ----
Capital Share Transactions (1):
  Shares Issued...................................................    29,247    15,365       55,765         949
  Shares Issued in Lieu of Cash Distributions.....................       585     1,370          124          --
  Shares Redeemed.................................................    (2,646)   (7,419)        (861)        (63)
                                                                     -------   -------      -------        ----
     Net Increase (Decrease) from Capital Share Transactions......    27,186     9,316       55,028         886
                                                                     -------   -------      -------        ----
     Total Increase (Decrease) in Net Assets......................    34,978    10,032       60,321         907
Net Assets
  Beginning of Period.............................................    57,197    47,165           --          --
                                                                     -------   -------      -------        ----
  End of Period...................................................   $92,175   $57,197      $60,321        $907
                                                                     =======   =======      =======        ====
(1) Shares Issued and Redeemed:
  Shares Issued...................................................     2,736     1,625        5,318          95
  Shares Issued in Lieu of Cash Distributions.....................        57       152           12          --
  Shares Redeemed.................................................      (251)     (756)         (80)         (6)
                                                                     -------   -------      -------        ----
     Net Increase (Decrease) from Shares Issued and Redeemed......     2,542     1,021        5,250          89
                                                                     =======   =======      =======        ====
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................   $   600   $   330      $    60        $ --

----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             Selectively Hedged       Emerging Markets     Emerging Markets Small
                                           Global Equity Portfolio        Portfolio             Cap Portfolio
                                           ----------------------  ----------------------  ----------------------
                                                         Period
                                           Six Months   Nov. 14,   Six Months     Year     Six Months     Year
                                              Ended      2011(a)      Ended      Ended        Ended      Ended
                                            April 30,  to Oct. 31,  April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013        2012        2013        2012
                                           ----------- ----------- ----------- ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............   $   341     $   536   $   18,602  $   54,306  $   20,326  $   46,726
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies..............................       115          --           --          --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold............         1        (275)      23,130      31,303      63,561     101,576
    Futures...............................       262         110           --          --         457        (812)
    Foreign Currency Transactions*........       390         163           34        (543)       (790)     (1,523)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     5,884       2,557      127,879      25,377     324,520       9,556
    Futures...............................       146         (17)          --          --          --          --
    Translation of Foreign Currency
     Denominated Amounts..................       190         (93)          (2)         18          45         (21)
                                             -------     -------   ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     7,329       2,981      169,643     110,461     408,119     155,502
                                             -------     -------   ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............      (330)       (534)     (13,978)    (49,445)    (25,472)    (40,500)
  Net Short-Term Gains:
    Institutional Class Shares............       (43)         --           --          --      (3,428)         --
  Net Long-Term Gains:
    Institutional Class Shares............       (56)         --      (30,527)    (90,351)    (92,100)    (37,112)
                                             -------     -------   ----------  ----------  ----------  ----------
     Total Distributions..................      (429)       (534)     (44,505)   (139,796)   (121,000)    (77,612)
                                             -------     -------   ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    34,227      32,522      503,001     860,651     820,191   1,164,899
  Shares Issued in Lieu of Cash
   Distributions..........................       429         533       41,834     130,084     104,827      68,580
  Shares Redeemed.........................    (1,099)       (552)    (347,124)   (477,258)   (190,867)   (236,441)
                                             -------     -------   ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    33,557      32,503      197,711     513,477     734,151     997,038
                                             -------     -------   ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    40,457      34,950      322,849     484,142   1,021,270   1,074,928
Net Assets
  Beginning of Period.....................    34,950          --    2,797,177   2,313,035   2,907,673   1,832,745
                                             -------     -------   ----------  ----------  ----------  ----------
  End of Period...........................   $75,407     $34,950   $3,120,026  $2,797,177  $3,928,943  $2,907,673
                                             =======     =======   ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     2,921       3,216       18,597      34,114      38,724      59,256
  Shares Issued in Lieu of Cash
   Distributions..........................        39          53        1,554       5,452       5,106       3,782
  Shares Redeemed.........................       (93)        (53)     (12,873)    (18,952)     (9,052)    (12,340)
                                             -------     -------   ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     2,867       3,216        7,278      20,614      34,778      50,698
                                             =======     =======   ==========  ==========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................   $   177     $   166   $   12,930  $    8,306  $    1,305  $    6,451

----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $86, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                Emerging Markets Value     Emerging Markets Core
                                                                       Portfolio             Equity Portfolio
                                                               ------------------------  ------------------------
                                                               Six Months       Year     Six Months       Year
                                                                  Ended        Ended        Ended        Ended
                                                                April 30,     Oct. 31,    April 30,     Oct. 31,
                                                                  2013          2012        2013          2012
                                                               -----------  -----------  -----------  -----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   103,607  $   308,227  $    60,426  $   155,928
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     377,401      362,676       (5,116)      (8,860)
    Futures...................................................          --       (1,255)          --        1,190
    Foreign Currency Transactions*............................        (927)      (4,701)      (1,834)      (1,300)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     913,032     (535,878)     674,241      122,105
    Translation of Foreign Currency Denominated Amounts.......          74         (113)         (45)         (51)
                                                               -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   1,393,187      128,956      727,672      269,012
                                                               -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares...........................................        (519)      (1,576)          --           --
    Institutional Class Shares................................    (105,739)    (285,978)     (51,518)    (139,837)
  Net Long-Term Gains:
    Class R2 Shares...........................................      (2,090)      (1,207)          --           --
    Institutional Class Shares................................    (342,441)    (187,999)          --           --
                                                               -----------  -----------  -----------  -----------
     Total Distributions......................................    (450,789)    (476,760)     (51,518)    (139,837)
                                                               -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................................   1,958,779    5,108,640    2,598,499    4,068,293
  Shares Issued in Lieu of Cash Distributions.................     422,106      439,131       46,677      126,291
  Shares Redeemed.............................................  (1,471,144)  (2,319,607)    (693,619)  (1,096,525)
                                                               -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions............................................     909,741    3,228,164    1,951,557    3,098,059
                                                               -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets..................   1,852,139    2,880,360    2,627,711    3,227,234
Net Assets
  Beginning of Period.........................................  16,688,730   13,808,370    8,594,707    5,367,473
                                                               -----------  -----------  -----------  -----------
  End of Period............................................... $18,540,869  $16,688,730  $11,222,418  $ 8,594,707
                                                               ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...............................................      66,301      181,833      129,044      218,730
  Shares Issued in Lieu of Cash Distributions.................      14,606       16,750        2,337        7,108
  Shares Redeemed.............................................     (50,080)     (82,979)     (34,705)     (60,020)
                                                               -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed................................................      30,827      115,604       96,676      165,818
                                                               ===========  ===========  ===========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)............................. $    37,641  $    40,292  $    35,484  $    26,576

----------
* Net of foreign capital gain taxes withheld of $0, $310, $0 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                Enhanced U.S. Large Company Portfolio
                         --------------------------------------------------------------------------------     ------------------
                                                                                     Period
                         Six Months      Year      Year      Year       Year        Dec. 1,          Year        Six Months
                            Ended       Ended     Ended     Ended      Ended        2007 to         Ended           Ended
                          April 30,    Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,      Oct. 31,       Nov. 30,       April 30,
                            2013         2012      2011      2010       2009          2008           2007           2013
---------------------------------------------------------------------------------------------------------------------------------
                         (Unaudited)                                                                             (Unaudited)
Net Asset Value,
 Beginning of Period....  $   9.29     $   8.15  $   7.53  $   6.48  $   6.47    $  10.91        $  10.95     $     22.34
                          --------     --------  --------  --------  --------    --------        --------     -----------
Income from Investment
 Operations
----------------------
 Net Investment
  Income
  (Loss) (A)............      0.03         0.07      0.07      0.07      0.05        0.39            0.30            0.22
 Net Gains (Losses) on
  Securities (Realized
  and Unrealized).......      1.30         1.20      0.56      1.05      0.61       (3.74)           0.45            3.86
                          --------     --------  --------  --------  --------    --------        --------     -----------
  Total from
   Investment
   Operations...........      1.33         1.27      0.63      1.12      0.66       (3.35)           0.75            4.08
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
  Income................     (0.06)       (0.13)    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)          (0.25)
 Net Realized Gains.....        --           --        --        --     (0.06)      (0.73)          (0.43)             --
                          --------     --------  --------  --------  --------    --------        --------     -----------
  Total Distributions...     (0.06)       (0.13)    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)          (0.25)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................  $  10.56     $   9.29  $   8.15  $   7.53  $   6.48    $   6.47        $  10.91     $     26.17
======================== ===========   ========  ========  ========  ========    ========        ========     ===========
Total Return............     14.35%(C)    15.84%     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%          18.38%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).....  $206,656     $190,011  $171,128  $157,730  $165,231    $200,331        $337,050     $10,292,975
Ratio of Expenses to
 Average Net
 Assets.................      0.25%(B)     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)        0.27%(B)(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)............      0.25%(B)     0.25%     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)        0.27%(B)(D)
Ratio of Net Investment
 Income to Average
 Net Assets.............      0.68%(B)     0.80%     0.86%     0.98%     0.86%       4.74%(B)        2.67%           1.87%(B)
Portfolio Turnover
 Rate...................        35%(C)       76%      140%       78%       46%*       N/A             N/A             N/A
---------------------------------------------------------------------------------------------------------------------------------

                                               U.S. Large Cap Value Portfolio
                         -----------------------------------------------------------------------------------------
                                                                                          Period
                              Year           Year           Year           Year          Dec. 1,            Year
                             Ended          Ended          Ended          Ended          2007 to           Ended
                            Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                              2012           2011           2010           2009            2008             2007
---------------------------------------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period.... $    19.29     $    18.58     $    15.81     $    14.58     $    24.44        $    25.40
                         ----------     ----------     ----------     ----------     ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment
  Income
  (Loss) (A)............       0.41           0.33           0.33           0.31           0.36              0.33
 Net Gains (Losses) on
  Securities (Realized
  and Unrealized).......       3.04           0.70           2.76           1.28          (8.83)            (0.43)
                         ----------     ----------     ----------     ----------     ----------        ----------
  Total from
   Investment
   Operations...........       3.45           1.03           3.09           1.59          (8.47)            (0.10)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
  Income................      (0.40)         (0.32)         (0.32)         (0.34)         (0.35)            (0.32)
 Net Realized Gains.....         --             --             --          (0.02)         (1.04)            (0.54)
                         ----------     ----------     ----------     ----------     ----------        ----------
  Total Distributions...      (0.40)         (0.32)         (0.32)         (0.36)         (1.39)            (0.86)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................. $    22.34     $    19.29     $    18.58     $    15.81     $    14.58        $    24.44
======================== ==========     ==========     ==========     ==========     ==========        ==========
Total Return............      18.14%          5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..... $8,334,585     $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to
 Average Net
 Assets.................       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)............       0.27%(D)       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment
 Income to Average
 Net Assets.............       1.99%          1.63%          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover
 Rate...................        N/A            N/A            N/A            N/A            N/A               N/A
---------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            U.S. Targeted Value Portfolio-Class R1 Shares+
                                                   ----------------------------------------------------------
                                                                                                         Period
                                                   Six Months      Year     Year    Year      Year      Jan. 31,
                                                      Ended       Ended    Ended    Ended    Ended     2008(a) to
                                                    April 30,    Oct. 31, Oct. 31, Oct.31,  Oct. 31,    Oct. 31,
                                                      2013         2012     2011    2010      2009        2008
---------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 17.28     $ 15.32  $ 14.75  $ 11.73  $ 10.92   $ 14.69
                                                     -------     -------  -------  -------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.14        0.15     0.10     0.07     0.12      0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      2.91        2.06     0.60     3.07     0.87     (3.76)
                                                     -------     -------  -------  -------  -------   -------
   Total from Investment Operations...............      3.05        2.21     0.70     3.14     0.99     (3.63)
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.16)      (0.13)   (0.10)   (0.12)   (0.18)    (0.14)
  Net Realized Gains..............................     (0.98)      (0.12)   (0.03)      --       --        --
                                                     -------     -------  -------  -------  -------   -------
   Total Distributions............................     (1.14)      (0.25)   (0.13)   (0.12)   (0.18)    (0.14)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 19.19     $ 17.28  $ 15.32  $ 14.75  $ 11.73   $ 10.92
=================================================  ===========   ======== ======== =======  ======== ==========
Total Return......................................     18.68%(C)   14.67%    4.69%   26.93%    9.36%   (24.96)%(C)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $62,651     $49,423  $45,132  $41,316  $31,393   $25,599
Ratio of Expenses to Average Net Assets...........      0.48%(B)    0.48%    0.48%    0.49%    0.52%     0.50%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.53%(B)    0.93%    0.61%    0.59%    1.12%     1.24%(B)(E)
Portfolio Turnover Rate...........................         7%(C)      20%      23%      20%      17%       20%(C)
---------------------------------------------------------------------------------------------------------------------

                                                            U.S. Targeted Value Portfolio-Class R2 Shares+
                                                   ----------------------------------------------------------
                                                                                                         Period
                                                   Six Months      Year     Year     Year     Year      June 30,
                                                      Ended       Ended    Ended    Ended    Ended     2008(a) to
                                                    April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31,    Oct. 31,
                                                      2013         2012     2011     2010     2009        2008
--------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 17.26     $ 15.31  $ 14.76   $11.74   $10.91   $ 13.94
                                                     -------     -------  -------   ------   ------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.12        0.13     0.07     0.05     0.10      0.05
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      2.91        2.05     0.60     3.07     0.88     (3.02)
                                                     -------     -------  -------   ------   ------   -------
   Total from Investment Operations...............      3.03        2.18     0.67     3.12     0.98     (2.97)
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.15)      (0.11)   (0.09)   (0.10)   (0.15)    (0.06)
  Net Realized Gains..............................     (0.98)      (0.12)   (0.03)      --       --        --
                                                     -------     -------  -------   ------   ------   -------
   Total Distributions............................     (1.13)      (0.23)   (0.12)   (0.10)   (0.15)    (0.06)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 19.16     $ 17.26  $ 15.31   $14.76   $11.74   $ 10.91
=================================================  ===========   ======== ======== ======== ======== ==========
Total Return......................................     18.59%(C)   14.46%    4.50%   26.66%    9.23%   (21.40)%(C)
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $17,311     $12,754  $10,918   $5,967   $2,930   $ 1,715
Ratio of Expenses to Average Net Assets...........      0.63%(B)    0.63%    0.63%    0.64%    0.67%     0.66%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.37%(B)    0.78%    0.42%    0.44%    0.91%     1.35%(B)(E)
Portfolio Turnover Rate...........................         7%(C)      20%      23%      20%      17%       20%(C)
--------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                U.S. Targeted Value Portfolio-Institutional Class Shares
                               -------------------------------------------------------------------------------------
                                                                                                 Period
                                Six Months       Year        Year        Year        Year       Dec. 1,          Year
                                   Ended        Ended       Ended       Ended       Ended       2007 to         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,       Nov. 30,
                                   2013          2012        2011        2010        2009         2008           2007
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    17.28     $    15.32  $    14.76  $    11.70  $    10.84  $  15.89      $  18.69
                               ----------     ----------  ----------  ----------  ----------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)..................       0.15           0.17        0.12        0.09        0.12      0.18          0.20
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).................       2.91           2.06        0.59        3.06        0.88     (4.68)        (1.32)
                               ----------     ----------  ----------  ----------  ----------  --------      --------
  Total from Investment
   Operations.................       3.06           2.23        0.71        3.15        1.00     (4.50)        (1.12)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........      (0.17)         (0.15)      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)
 Net Realized Gains...........      (0.98)         (0.12)      (0.03)         --          --     (0.40)        (1.48)
                               ----------     ----------  ----------  ----------  ----------  --------      --------
  Total Distributions.........      (1.15)         (0.27)      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    19.19     $    17.28  $    15.32  $    14.76  $    11.70  $  10.84      $  15.89
============================== ===========    ==========  ==========  ==========  ==========  ========      ========
Total Return..................      18.72%(C)      14.78%       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,493,401     $2,989,632  $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805
Ratio of Expenses to Average
 Net Assets...................       0.37%(B)       0.38%       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**
Ratio of Net Investment
 Income to Average Net
 Assets.......................       1.66%(B)       1.03%       0.71%       0.69%       1.19%     1.39%(B)      1.12%
Portfolio Turnover Rate.......          7%(C)         20%         23%         20%         17%       20%(C)         9%(C)*
---------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Small Cap Value Portfolio
                               ---------------------------------------------------------------------------------------------
                                                                                                     Period
                                Six Months       Year        Year        Year         Year          Dec. 1,            Year
                                   Ended        Ended       Ended       Ended        Ended          2007 to           Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                   2013          2012        2011        2010         2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    26.57     $    23.50  $    22.49  $    17.69  $    16.32    $    26.49        $    31.59
                               ----------     ----------  ----------  ----------  ----------    ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)..................       0.28           0.20        0.16        0.09        0.04          0.18              0.30
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).................       4.43           3.38        1.00        4.79        1.54         (7.86)            (2.72)
                               ----------     ----------  ----------  ----------  ----------    ----------        ----------
  Total from Investment
   Operations.................       4.71           3.58        1.16        4.88        1.58         (7.68)            (2.42)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........      (0.28)         (0.18)      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)
 Net Realized Gains...........      (1.52)         (0.33)         --          --          --         (2.27)            (2.40)
                               ----------     ----------  ----------  ----------  ----------    ----------        ----------
  Total Distributions.........      (1.80)         (0.51)      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    29.48     $    26.57  $    23.50  $    22.49  $    17.69    $    16.32        $    26.49
============================== ===========    ==========  ==========  ==========  ==========    ==========        ==========
Total Return..................      18.83%(C)      15.60%       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $8,001,377     $7,088,470  $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846
Ratio of Expenses to Average
 Net Assets...................       0.52%(B)       0.52%       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)
Ratio of Net Investment
 Income to Average Net
 Assets.......................       2.03%(B)       0.78%       0.62%       0.43%       0.27%         0.86%(B)          0.98%
Portfolio Turnover Rate.......          6%(C)         15%         14%         19%         21%+         N/A               N/A
--------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)



                                                           U.S. Core Equity 1 Portfolio
                            -----------------------------------------------------------------------------------------
                                                                                               Period
                             Six Months       Year        Year        Year        Year        Dec. 1,         Year
                                Ended        Ended       Ended       Ended       Ended        2007 to        Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                2013          2012        2011        2010        2009          2008          2007
-----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value, Beginning
 of Period................. $    12.11     $    10.78  $    10.18  $     8.54  $     7.81  $    11.83      $    11.50
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...............       0.13           0.21        0.17        0.15        0.15        0.17            0.19
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..............       1.81           1.32        0.59        1.61        0.73       (4.03)           0.35
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total from Investment
    Operations.............       1.94           1.53        0.76        1.76        0.88       (3.86)           0.54
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....      (0.13)         (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)
 Net Realized Gains........         --             --          --          --          --          --           (0.03)
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total Distributions.....      (0.13)         (0.20)      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    13.92     $    12.11  $    10.78  $    10.18  $     8.54  $     7.81      $    11.83
=========================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return...............      16.11%(C)      14.29%       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $6,091,186     $4,876,973  $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031
Ratio of Expenses to
 Average Net Assets........       0.19%(B)       0.19%       0.20%       0.20%       0.22%       0.20%(B)        0.20%
Ratio of Net Investment
 Income to Average Net
 Assets....................       2.01%(B)       1.79%       1.49%       1.53%       2.02%       1.78%(B)        1.53%
Portfolio Turnover Rate....          1%(C)          3%          5%          4%          7%          5%(C)          10%
-----------------------------------------------------------------------------------------------------------------------

                                                           U.S. Core Equity 2 Portfolio
                            -----------------------------------------------------------------------------------------
                                                                                               Period
                             Six Months       Year        Year        Year        Year        Dec. 1,         Year
                                Ended        Ended       Ended       Ended       Ended        2007 to        Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                2013          2012        2011        2010        2009          2008          2007
----------------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value, Beginning
 of Period................. $    11.99     $    10.61  $    10.06  $     8.39  $     7.73  $    11.77      $    11.65
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...............       0.13           0.20        0.16        0.14        0.14        0.17            0.19
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..............       1.84           1.36        0.54        1.64        0.66       (4.04)           0.13
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total from Investment
    Operations.............       1.97           1.56        0.70        1.78        0.80       (3.87)           0.32
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....      (0.13)         (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)
 Net Realized Gains........      (0.10)            --          --          --          --          --           (0.03)
                            ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total Distributions.....      (0.23)         (0.18)      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    13.73     $    11.99  $    10.61  $    10.06  $     8.39  $     7.73      $    11.77
=========================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return...............      16.59%(C)      14.81%       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $8,409,462     $6,923,984  $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420
Ratio of Expenses to
 Average Net Assets........       0.22%(B)       0.22%       0.22%       0.23%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.98%(B)       1.74%       1.42%       1.47%       1.89%       1.77%(B)        1.55%
Portfolio Turnover Rate....          1%(C)          5%          9%          7%          4%          8%(C)           7%
----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             U.S. Vector Equity Portfolio
                                -------------------------------------------------------------------------------------
                                                                                                  Period
                                 Six Months       Year        Year        Year        Year       Dec. 1,        Year
                                    Ended        Ended       Ended       Ended       Ended       2007 to       Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                    2013          2012        2011        2010        2009         2008         2007
-----------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    11.61     $    10.28  $     9.82  $     8.03  $     7.48  $  11.38      $  11.79
                                ----------     ----------  ----------  ----------  ----------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................       0.11           0.16        0.12        0.10        0.11      0.15          0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.91           1.32        0.46        1.79        0.57     (3.89)        (0.25)
                                ----------     ----------  ----------  ----------  ----------  --------      --------
   Total from Investment
    Operations.................       2.02           1.48        0.58        1.89        0.68     (3.74)        (0.09)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.11)         (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)
 Net Realized Gains............      (0.02)            --          --          --          --        --         (0.18)
                                ----------     ----------  ----------  ----------  ----------  --------      --------
   Total Distributions.........      (0.13)         (0.15)      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    13.50     $    11.61  $    10.28  $     9.82  $     8.03  $   7.48      $  11.38
==============================  ===========    ==========  ==========  ==========  ==========  ========      ========
Total Return...................      17.52%(C)      14.55%       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $2,456,010     $2,009,177  $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average
 Net Assets....................       0.32%(B)       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery of
 Previously Waived Fees).......       0.32%(B)       0.32%       0.33%       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment
 Income to Average Net Assets..       1.81%(B)       1.45%       1.11%       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate........          2%(C)          9%         10%         11%         11%       11%(C)        14%
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    U.S. Small Cap Portfolio
                                ---------------------------------------------------------------------------------------------
                                                                                                      Period
                                 Six Months       Year        Year        Year         Year          Dec. 1,            Year
                                    Ended        Ended       Ended       Ended        Ended          2007 to           Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                    2013          2012        2011        2010         2009            2008             2007
----------------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    23.11     $    20.55  $    19.06  $    14.89  $    13.35    $    20.64        $    22.46
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.22           0.25        0.18        0.13        0.06          0.14              0.21
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       3.39           2.53        1.49        4.17        1.65         (6.08)            (0.66)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total from Investment
    Operations.................       3.61           2.78        1.67        4.30        1.71         (5.94)            (0.45)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.23)         (0.22)      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)
 Net Realized Gains............      (1.20)            --          --          --          --         (1.18)            (1.16)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total Distributions.........      (1.43)         (0.22)      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    25.29     $    23.11  $    20.55  $    19.06  $    14.89    $    13.35        $    20.64
=============================== ===========    ==========  ==========  ==========  ==========    ==========        ==========
Total Return...................      16.53%(C)      13.61%       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $5,533,151     $4,563,345  $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093
Ratio of Expenses to Average
 Net Assets....................       0.37%(B)       0.37%       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)
Ratio of Net Investment Income
 to Average Net Assets.........       1.83%(B)       1.14%       0.84%       0.76%       0.50%         0.86%(B)          0.95%
Portfolio Turnover Rate........          7%(C)         16%         23%         19%         17%*         N/A               N/A
----------------------------------------------------------------------------------------------------------------------------------

                                                                    U.S. Micro Cap Portfolio
                                ---------------------------------------------------------------------------------------------
                                                                                                      Period
                                 Six Months       Year        Year        Year         Year          Dec. 1,            Year
                                    Ended        Ended       Ended       Ended        Ended          2007 to           Ended
                                  April 30,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,        Oct. 31,         Nov. 30,
                                    2013          2012        2011        2010         2009            2008             2007
---------------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    14.84     $    13.24  $    12.25  $     9.57  $     9.19    $    14.80        $    16.83
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.13           0.14        0.09        0.06        0.03          0.10              0.14
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       2.17           1.59        0.99        2.68        0.54         (4.32)            (0.69)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total from Investment
    Operations.................       2.30           1.73        1.08        2.74        0.57         (4.22)            (0.55)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.15)         (0.13)      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)
 Net Realized Gains............      (0.76)            --          --          --          --         (1.26)            (1.35)
                                ----------     ----------  ----------  ----------  ----------    ----------        ----------
   Total Distributions.........      (0.91)         (0.13)      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    16.23     $    14.84  $    13.24  $    12.25  $     9.57    $     9.19        $    14.80
=============================== ===========    ==========  ==========  ==========  ==========    ==========        ==========
Total Return...................      16.47%(C)      13.13%       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $3,950,973     $3,437,958  $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371
Ratio of Expenses to Average
 Net Assets....................       0.52%(B)       0.52%       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)
Ratio of Net Investment Income
 to Average Net Assets.........       1.66%(B)       0.99%       0.69%       0.58%       0.38%         0.91%(B)          0.89%
Portfolio Turnover Rate........          7%(C)         15%         14%          9%         12%*         N/A               N/A
---------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              DFA Real Estate Securities Portfolio
                                   -----------------------------------------------------------------------------------------
                                                                                                      Period
                                    Six Months       Year        Year        Year        Year        Dec. 1,          Year
                                       Ended        Ended       Ended       Ended       Ended        2007 to         Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                       2013          2012        2011        2010        2009          2008           2007
-------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    25.83     $    23.25  $    21.24  $    15.29  $    16.16  $    27.20      $    33.80
                                   ----------     ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................       0.40           0.57        0.40        0.58        0.58        0.64            0.62
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................       4.35           2.74        1.93        5.92       (0.62)      (9.28)          (5.64)
                                   ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total from Investment
    Operations....................       4.75           3.31        2.33        6.50       (0.04)      (8.64)          (5.02)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.39)         (0.73)      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)
 Net Realized Gains...............         --             --          --          --          --       (2.10)          (0.88)
                                   ----------     ----------  ----------  ----------  ----------  ----------      ----------
   Total Distributions............      (0.39)         (0.73)      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    30.19     $    25.83  $    23.25  $    21.24  $    15.29  $    16.16      $    27.20
================================== ===========    ==========  ==========  ==========  ==========  ==========      ==========
Total Return......................      18.61%(C)      14.45%      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $4,650,887     $3,716,389  $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457
Ratio of Expenses to Average Net
 Assets...........................       0.18%(B)       0.22%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................       0.19%(B)       0.23%       0.32%       0.33%       0.36%       0.33%(B)        0.33%
Ratio of Net Investment Income to
 Average Net Assets...............       2.96%(B)       2.29%       1.76%       3.13%       4.54%       3.01%(B)        1.99%
Portfolio Turnover Rate...........          0%(C)          0%          3%          2%          2%         13%(C)          17%
-------------------------------------------------------------------------------------------------------------------------------

                                                                Large Cap International Portfolio
                                   ------------------------------------------------------------------------------------------
                                                                                                       Period
                                    Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                       Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                     April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                       2013          2012         2011        2010        2009          2008          2007
------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    18.33     $    17.91  $    19.42   $    18.02  $    14.81  $    27.18      $    23.60
                                   ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................       0.30           0.60        0.63         0.48        0.48        0.68            0.68
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................       2.42           0.40       (1.53)        1.43        3.16      (12.06)           3.57
                                   ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations....................       2.72           1.00       (0.90)        1.91        3.64      (11.38)           4.25
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.21)         (0.58)      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)
 Net Realized Gains...............         --             --          --           --          --       (0.35)             --
                                   ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions............      (0.21)         (0.58)      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    20.84     $    18.33  $    17.91   $    19.42  $    18.02  $    14.81      $    27.18
================================== ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................      14.94%(C)       5.89%      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,441,406     $2,055,759  $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180
Ratio of Expenses to Average Net
 Assets...........................       0.29%(B)       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................       0.29%(B)       0.30%       0.30%        0.30%       0.32%       0.29%(B)        0.29%
Ratio of Net Investment Income to
 Average Net Assets...............       3.11%(B)       3.38%       3.19%        2.65%       3.14%       3.18%(B)        2.62%
Portfolio Turnover Rate...........          5%(C)          4%          3%           7%         12%         12%(C)           5%
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            International Core Equity Portfolio
                                ------------------------------------------------------------------------------------------
                                                                                                    Period
                                 Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                    Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                  April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                    2013          2012         2011        2010        2009          2008          2007
---------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.10     $     9.89  $    10.78   $     9.79  $     7.46  $    14.35      $    12.82
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................       0.16           0.31        0.33         0.23        0.23        0.37            0.35
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.39           0.20       (0.89)        0.96        2.32       (6.76)           1.54
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.................       1.55           0.51       (0.56)        1.19        2.55       (6.39)           1.89
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.09)         (0.30)      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)
 Net Realized Gains............         --             --          --           --          --       (0.15)          (0.04)
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.........      (0.09)         (0.30)      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    11.56     $    10.10  $     9.89   $    10.78  $     9.79  $     7.46      $    14.35
==============================  ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return...................      15.48%(C)       5.49%      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $7,918,863     $6,482,738  $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187
Ratio of Expenses to Average
 Net Assets....................       0.39%(B)       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and
 Fees Paid Indirectly).........       0.39%(B)       0.40%       0.40%        0.40%       0.41%       0.41%(B)        0.41%
Ratio of Net Investment
 Income to Average Net Assets..       2.93%(B)       3.18%       2.96%        2.31%       2.84%       3.39%(B)        2.49%
Portfolio Turnover Rate........          2%(C)          5%          3%           2%          5%          4%(C)           4%
---------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout each period

                                                           International Small Company Portfolio
                                ------------------------------------------------------------------------------------------
                                                                                                    Period
                                 Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                    Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                  April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                    2013          2012         2011        2010        2009          2008          2007
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    15.28     $    15.21  $    16.14   $    13.99  $    10.07  $    20.80      $    19.43
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.19           0.38        0.40         0.28        0.28        0.44            0.43
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       2.13           0.39       (0.83)        2.13        3.91       (9.55)           2.07
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.................       2.32           0.77       (0.43)        2.41        4.19       (9.11)           2.50
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.14)         (0.42)      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)
 Net Realized Gains............      (0.09)         (0.28)         --           --          --       (1.17)          (0.67)
                                ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.........      (0.23)         (0.70)      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    17.37     $    15.28  $    15.21   $    16.14  $    13.99  $    10.07      $    20.80
=============================== ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return...................      15.38%(C)       5.63%      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $7,387,997     $6,423,160  $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209
Ratio of Expenses to Average
 Net Assets (D)................       0.56%(B)       0.56%       0.55%        0.56%       0.57%       0.55%(B)        0.55%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery of
 Previously Waived
 Fees) (D).....................       0.56%(B)       0.56%       0.55%        0.56%       0.57%       0.55%           0.55%
Ratio of Net Investment Income
 to Average Net Assets.........       2.33%(B)       2.58%       2.37%        1.94%       2.48%       2.90%(B)        2.03%
----------------------------------------------------------------------------------------------------------------------------

                                                       Japanese Small Company Portfolio
                                ----------------------------------------------------------------------------
                                                                                         Period
                                Six Months      Year      Year      Year      Year      Dec. 1,        Year
                                   Ended       Ended     Ended     Ended     Ended      2007 to       Ended
                                 April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                   2013         2012      2011      2010      2009        2008         2007
--------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................  $  14.99     $  15.24  $  14.13  $  14.32  $  11.97  $  16.75      $  17.23
                                 --------     --------  --------  --------  --------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................      0.18         0.29      0.27      0.22      0.22      0.29          0.27
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................      3.66        (0.26)     1.08     (0.18)     2.39     (4.78)        (0.52)
                                 --------     --------  --------  --------  --------  --------      --------
   Total from Investment
    Operations.................      3.84         0.03      1.35      0.04      2.61     (4.49)        (0.25)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........     (0.13)       (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
 Net Realized Gains............        --           --        --        --        --        --            --
                                 --------     --------  --------  --------  --------  --------      --------
   Total Distributions.........     (0.13)       (0.28)    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................  $  18.70     $  14.99  $  15.24  $  14.13  $  14.32  $  11.97      $  16.75
=============================== ===========   ========  ========  ========  ========  ========      ========
Total Return...................     25.82%(C)     0.20%     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................  $495,511     $293,968  $163,120  $114,933  $114,058  $133,373      $199,080
Ratio of Expenses to Average
 Net Assets (D)................      0.57%(B)     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery of
 Previously Waived
 Fees) (D).....................      0.57%(B)     0.57%     0.56%     0.57%     0.59%     0.58%(B)      0.56%
Ratio of Net Investment Income
 to Average Net Assets.........      2.24%(B)     1.88%     1.74%     1.52%     1.68%     2.18%(B)      1.51%
--------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               Asia Pacific Small Company Portfolio
                                           ----------------------------------------------------------------------------
                                                                                                     Period
                                           Six Months      Year       Year      Year      Year      Dec. 1,      Year
                                              Ended       Ended      Ended     Ended     Ended      2007 to     Ended
                                            April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,   Nov. 30,
                                              2013         2012       2011      2010      2009        2008       2007
-------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period......  $  23.22     $  23.04  $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26
                                            --------     --------  --------   --------  --------  -------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).........      0.33         0.87      0.85       0.69      0.50     0.83          0.79
 Net Gains (Losses) on Securities
  (Realized and Unrealized)...............      2.04         0.58     (2.16)      4.99      8.95   (17.04)         8.43
                                            --------     --------  --------   --------  --------  -------      --------
   Total from Investment Operations.......      2.37         1.45     (1.31)      5.68      9.45   (16.21)         9.22
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....................     (0.78)       (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
 Net Realized Gains.......................        --           --        --         --        --       --            --
 Return of Capital........................        --           --        --         --        --       --            --
                                            --------     --------  --------   --------  --------  -------      --------
   Total Distributions....................     (0.78)       (1.27)    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  24.81     $  23.22  $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73
========================================== ===========   ========  ========   ========  ========  ========     ========
Total Return..............................     10.47%(C)     7.09%    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $270,911     $238,191  $139,262   $131,511  $101,853  $64,044      $146,307
Ratio of Expenses to Average Net
 Assets (D)...............................      0.59%(B)     0.59%     0.60%      0.63%     0.65%    0.62%(B)      0.62%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).........................      0.59%(B)     0.59%     0.60%      0.61%     0.65%    0.61%(B)      0.59%
Ratio of Net Investment Income to Average
 Net Assets...............................      2.72%(B)     3.91%     3.34%      3.14%     3.53%    3.85%(B)      3.13%
-------------------------------------------------------------------------------------------------------------------------

                                                            United Kingdom Small Company Portfolio
                                           -----------------------------------------------------------------------
                                                                                                 Period
                                           Six Months      Year     Year      Year     Year     Dec. 1,      Year
                                              Ended       Ended    Ended     Ended    Ended     2007 to     Ended
                                            April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                              2013         2012     2011      2010     2009       2008       2007
-------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period......   $ 27.81     $ 23.44  $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97
                                             -------     -------  -------   -------  -------  -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).........      0.34        0.69     0.82      0.50     0.55     0.77         0.78
 Net Gains (Losses) on Securities
  (Realized and Unrealized)...............      3.77        4.47    (0.85)     4.41     5.44   (15.84)       (0.08)
                                             -------     -------  -------   -------  -------  -------      -------
   Total from Investment Operations.......      4.11        5.16    (0.03)     4.91     5.99   (15.07)        0.70
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....................     (0.35)      (0.79)   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)
 Net Realized Gains.......................        --          --       --        --       --    (1.22)       (1.35)
 Return of Capital........................        --          --       --        --       --    (0.01)          --
                                             -------     -------  -------   -------  -------  -------      -------
   Total Distributions....................     (0.35)      (0.79)   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............   $ 31.57     $ 27.81  $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29
========================================== ===========   ======== ========  ======== ======== ========     ========
Total Return..............................     14.93%(C)   22.82%   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....   $33,309     $31,316  $33,869   $33,751  $27,863  $25,883      $37,139
Ratio of Expenses to Average Net
 Assets (D)...............................      0.59%(B)    0.60%    0.60%     0.60%    0.61%    0.59%(B)     0.59%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).........................      0.64%(B)    0.63%    0.62%     0.64%    0.70%    0.65%(B)     0.62%
Ratio of Net Investment Income to Average
 Net Assets...............................      2.36%(B)    2.83%    3.26%     2.39%    3.62%    3.41%(B)     2.28%
-------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 Continental Small Company Portfolio
                                   -----------------------------------------------------------------------------------
                                                                                                            Period
                                     Six Months         Year         Year         Year         Year        Dec. 1,
                                        Ended          Ended        Ended        Ended        Ended        2007 to
                                      April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,      Oct. 31,
                                        2013            2012         2011         2010         2009          2008
-----------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period...........................  $  14.51        $  14.66     $  16.93     $  15.02     $  10.73     $ 22.95
                                    --------        --------     --------     --------     --------     -------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................      0.17            0.39         0.39         0.27         0.28        0.52
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................      2.17           (0.17)       (2.20)        1.89         4.29      (11.32)
                                    --------        --------     --------     --------     --------     -------
   Total from Investment
    Operations....................      2.34            0.22        (1.81)        2.16         4.57      (10.80)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............     (0.07)          (0.37)       (0.46)       (0.25)       (0.28)      (0.45)
 Net Realized Gains...............        --              --           --           --           --       (0.96)
 Return of Capital................        --              --           --           --           --       (0.01)
                                    --------        --------     --------     --------     --------     -------
   Total Distributions............     (0.07)          (0.37)       (0.46)       (0.25)       (0.28)      (1.42)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....  $  16.78        $  14.51     $  14.66     $  16.93     $  15.02     $ 10.73
================================== ===========      ========     ========     ========     ========     ========
Total Return......................     16.22%(C)        1.85%      (11.09)%      14.85%       43.12%     (49.89)%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................  $115,651        $106,316     $117,452     $128,106     $110,926     $93,988
Ratio of Expenses to Average Net
 Assets...........................      0.59%(B)(D)     0.59%(D)     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................      0.59%(B)(D)     0.59%(D)     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets...............      2.12%(B)        2.78%        2.25%        1.78%        2.39%       3.04%(B)
Portfolio Turnover Rate...........       N/A             N/A          N/A          N/A          N/A         N/A
-----------------------------------------------------------------------------------------------------------------------

                                   ---------

                                       Year
                                      Ended
                                     Nov. 30,
                                       2007
------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $  20.47
                                   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................     0.40
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................     3.00
                                   --------
   Total from Investment
    Operations....................     3.40
------------------------------------------------
Less Distributions
------------------
 Net Investment Income............    (0.38)
 Net Realized Gains...............    (0.54)
 Return of Capital................       --
                                   --------
   Total Distributions............    (0.92)
------------------------------------------------
Net Asset Value, End of Period.... $  22.95
================================== ========
Total Return......................    16.99%
------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $170,909
Ratio of Expenses to Average Net
 Assets...........................     0.61%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................     0.57%(D)
Ratio of Net Investment Income to
 Average Net Assets...............     1.70%
Portfolio Turnover Rate...........      N/A
------------------------------------------------

                                                       DFA International Real Estate Securities Portfolio
                                   -----------------------------------------------------------------------------------
                                                                                                  Period         Period
                                    Six Months       Year         Year       Year      Year      Dec. 1,        March 1,
                                       Ended        Ended        Ended      Ended     Ended      2007 to       2007(a) to
                                     April 30,     Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,    Oct. 31,       Nov. 30,
                                       2013          2012         2011       2010      2009        2008           2007
-----------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     5.67     $     4.90  $     5.58   $   5.24  $   4.18  $   9.35       $  10.00
                                   ----------     ----------  ----------   --------  --------  --------       --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)......................       0.11           0.27        0.30       0.31      0.26      0.34           0.23
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized).....................       0.67           0.75       (0.33)      0.58      0.91     (5.08)         (0.76)
                                   ----------     ----------  ----------   --------  --------  --------       --------
   Total from Investment
    Operations....................       0.78           1.02       (0.03)      0.89      1.17     (4.74)         (0.53)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.66)         (0.25)      (0.65)     (0.55)    (0.11)    (0.43)         (0.12)
 Net Realized Gains...............         --             --          --         --        --        --             --
 Return of Capital................         --             --          --         --        --        --             --
                                   ----------     ----------  ----------   --------  --------  --------       --------
   Total Distributions............      (0.66)         (0.25)      (0.65)     (0.55)    (0.11)    (0.43)         (0.12)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     5.79     $     5.67  $     4.90   $   5.58  $   5.24  $   4.18       $   9.35
================================== ===========    ==========  ==========   ========  ========  ========      ==========
Total Return......................      15.42%(C)      22.34%      (0.43)%    18.96%    29.25%   (52.85)%(C)     (5.38)%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $1,969,397     $1,531,708  $1,060,156   $958,554  $742,329  $394,480       $336,840
Ratio of Expenses to Average Net
 Assets...........................       0.40%(B)       0.41%       0.42%      0.41%     0.43%     0.44%(B)       0.48%(B)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid
 Indirectly)......................       0.40%(B)       0.41%       0.42%      0.41%     0.43%     0.44%(B)       0.48%(B)(E)
Ratio of Net Investment Income to
 Average Net Assets...............       4.12%(B)       5.45%       5.73%      6.42%     6.40%     5.20%(B)       3.50%(B)(E)
Portfolio Turnover Rate...........          5%(C)          3%          7%         6%        5%        1%(C)          2%(C)
-----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          DFA Global Real Estate Securities Portfolio
                                   --------------------------------------------------------------------------------
                                                                                                                Period
                                      Six Months          Year          Year         Year         Year         June 4,
                                         Ended           Ended         Ended        Ended        Ended        2008(a) to
                                       April 30,        Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,       Oct. 31,
                                         2013             2012          2011         2010         2009           2008
------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     9.33        $     8.21     $   8.28     $   6.75     $   6.04      $ 10.00
                                   ----------        ----------     --------     --------     --------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................       0.48              0.29         0.41         0.40         0.19           --
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......       1.03              1.07         0.06         1.60         0.62        (3.96)
                                   ----------        ----------     --------     --------     --------      -------
   Total from Investment
    Operations....................       1.51              1.36         0.47         2.00         0.81        (3.96)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............      (0.60)            (0.24)       (0.54)       (0.47)       (0.10)          --
 Net Realized Gains...............         --                --           --           --           --           --
                                   ----------        ----------     --------     --------     --------      -------
   Total Distributions............      (0.60)            (0.24)       (0.54)       (0.47)       (0.10)          --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    10.24        $     9.33     $   8.21     $   8.28     $   6.75      $  6.04
================================== ===========       ==========     ========     ========     ========     ==========
Total Return......................      17.18%(C)         17.33%        6.17%       31.38%       13.81%      (39.60)%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $1,729,514        $1,315,547     $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net
 Assets...........................       0.32%(B)(D)       0.34%(D)     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid Indirectly)...       0.55%(B)(D)       0.60%(D)     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to
 Average Net Assets...............      10.24%(B)          3.38%        5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate...........        N/A               N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------

                                                           DFA International Small Cap Value Portfolio
                                   -------------------------------------------------------------------------------------------
                                                                                                        Period
                                     Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                        Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                      April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                        2013          2012         2011        2010        2009          2008          2007
-------------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period........................... $     15.16     $    14.85  $    16.16   $    14.92  $    10.82  $    22.05      $    21.71
                                   -----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
  (Loss) (A)......................        0.22           0.34        0.34         0.24        0.26        0.52            0.46
 Net Gains (Losses) on Securities
  (Realized and Unrealized).......        2.70           0.61       (0.98)        1.22        4.14       (9.60)           1.66
                                   -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations....................        2.92           0.95       (0.64)        1.46        4.40       (9.08)           2.12
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............       (0.13)         (0.36)      (0.38)       (0.22)      (0.24)      (0.58)          (0.53)
 Net Realized Gains...............       (0.21)         (0.28)      (0.29)          --       (0.06)      (1.57)          (1.25)
                                   -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions............       (0.34)         (0.64)      (0.67)       (0.22)      (0.30)      (2.15)          (1.78)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $     17.74     $    15.16  $    14.85   $    16.16  $    14.92  $    10.82      $    22.05
================================== ===========     ==========  ==========   ==========  ==========  ==========      ==========
Total Return......................       19.60%(C)       6.92%      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $10,008,959     $8,266,610  $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859
Ratio of Expenses to Average Net
 Assets...........................        0.70%(B)       0.71%       0.70%        0.70%       0.71%       0.69%(B)        0.69%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees and Fees Paid Indirectly)...        0.70%(B)       0.71%       0.70%        0.70%       0.71%       0.69%(B)        0.69%
Ratio of Net Investment Income to
 Average Net Assets...............        2.66%(B)       2.30%       2.05%        1.57%       2.19%       3.22%(B)        2.03%
Portfolio Turnover Rate...........           4%(C)         18%         16%          18%         22%         16%(C)          18%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                            International Vector Equity Portfolio
                                                            ------------------------------------------------------

                                                            Six Months      Year       Year      Year      Year
                                                               Ended       Ended      Ended     Ended     Ended
                                                             April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                               2013         2012       2011      2010      2009
-------------------------------------------------------------------------------------------------------------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.......................  $   9.33     $   9.34  $  10.28   $   9.22  $   6.74
                                                             --------     --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.13         0.27      0.29       0.18      0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      1.34         0.14     (0.87)      1.05      2.46
                                                             --------     --------  --------   --------  --------
   Total from Investment Operations........................      1.47         0.41     (0.58)      1.23      2.63
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.07)       (0.27)    (0.29)     (0.17)    (0.15)
  Net Realized Gains.......................................     (0.03)       (0.15)    (0.07)        --        --
                                                             --------     --------  --------   --------  --------
   Total Distributions.....................................     (0.10)       (0.42)    (0.36)     (0.17)    (0.15)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  10.70     $   9.33  $   9.34   $  10.28  $   9.22
=========================================================== ===========   ========  ========   ========  ========
Total Return...............................................     15.96%(C)     4.90%    (5.99)%    13.62%    39.52%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $707,597     $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets....................      0.52%(B)     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).....................      0.52%(B)     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net Assets.......      2.72%(B)     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate....................................         3%(C)        5%       10%         5%        8%
-------------------------------------------------------------------------------------------------------------------

                                                            ---------
                                                                Period
                                                               Aug. 14,
                                                              2008(a) to
                                                               Oct. 31,
                                                                 2008
----------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......................  $ 10.00
                                                             -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................     0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................    (3.32)
                                                             -------
   Total from Investment Operations........................    (3.26)
----------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................       --
  Net Realized Gains.......................................       --
                                                             -------
   Total Distributions.....................................       --
----------------------------------------------------------------------------
Net Asset Value, End of Period.............................  $  6.74
=========================================================== ==========
Total Return...............................................   (32.60)%(C)
----------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................  $66,774
Ratio of Expenses to Average Net Assets....................     0.60%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).....................     1.15%(B)(E)
Ratio of Net Investment Income to Average Net Assets.......     3.01%(B)(E)
Portfolio Turnover Rate....................................        0%(C)
----------------------------------------------------------------------------

                                                                           World ex U.S. Value Portfolio
                                                            -------------------------------------------------
                                                                                                          Period
                                                             Six Months         Year        Year         Aug. 23,
                                                                Ended          Ended       Ended        2010(a) to
                                                              April 30,       Oct. 31,    Oct. 31,       Oct. 31,
                                                                2013            2012        2011           2010
-----------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period.......................   $  9.94        $  9.96     $ 11.35      $ 10.00
                                                              -------        -------     -------      -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................      0.13           0.29        0.30         0.02
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................      1.15          (0.05)      (1.35)        1.33
                                                              -------        -------     -------      -------
   Total from Investment Operations........................      1.28           0.24       (1.05)        1.35
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................     (0.11)         (0.26)      (0.26)          --
  Net Realized Gains.......................................        --             --       (0.08)          --
                                                              -------        -------     -------      -------
   Total Distributions.....................................     (0.11)         (0.26)      (0.34)          --
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................   $ 11.11        $  9.94     $  9.96      $ 11.35
=========================================================== ===========      ========    ========    ==========
Total Return...............................................     12.92%(C)       2.70%      (9.59)%      13.50%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................   $92,175        $57,197     $47,165      $29,616
Ratio of Expenses to Average Net Assets....................      0.60%(B)(D)    0.60%(D)    0.60%(D)     0.90%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).....................      0.81%(B)(D)    0.84%(D)    0.91%(D)     1.37%(B)(D)(E)
Ratio of Net Investment Income to Average Net Assets.......      2.53%(B)       2.97%       2.64%        0.76%(B)(E)
Portfolio Turnover Rate....................................       N/A            N/A         N/A          N/A
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                     World ex U.S.           World ex U.S.          Selectively Hedged
                                Targeted Value Portfolio Core Equity Portfolio    Global Equity Portfolio
                                ------------------------ --------------------- ----------------------
                                         Period                 Period                           Period
                                        Nov. 1,                April 9,        Six Months       Nov. 14,
                                       2012(a) to             2013(a) to          Ended        2011(a) to
                                       April 30,               April 30,        April 30,       Oct. 31,
                                          2013                   2013             2013            2012
------------------------------------------------------------------------------------------------------------
                                      (Unaudited)             (Unaudited)      (Unaudited)
Net Asset Value, Beginning of
 Period........................         $ 10.00                 $10.00           $ 10.87      $ 10.00
                                        -------                 ------           -------      -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................            0.05                     --              0.07         0.22
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................            1.49                   0.16              1.59         0.87
                                        -------                 ------           -------      -------
   Total from Investment
    Operations.................            1.54                   0.16              1.66         1.09
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........           (0.05)                    --             (0.10)       (0.22)
 Net Realized Gains............              --                     --             (0.03)          --
                                        -------                 ------           -------      -------
   Total Distributions.........           (0.05)                    --             (0.13)       (0.22)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.         $ 11.49                 $10.16           $ 12.40      $ 10.87
==============================  ======================== ===================== ===========   ==========
Total Return...................           15.49%(C)               1.60%(C)         15.42%(C)    11.11%(C)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................         $60,321                 $  907           $75,407      $34,950
Ratio of Expenses to Average
 Net Assets (D)................            0.80%(B)(E)            0.47%(B)(E)       0.40%(B)     0.40%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)...            1.32%(B)(E)            7.66%(B)(E)       0.77%(B)     1.00%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..            0.95%(B)(E)           (0.07)%(B)(E)      1.25%(B)     2.13%(B)(E)
Portfolio Turnover Rate........                                                      N/A          N/A
------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Emerging Markets Portfolio
                           ------------------------------------------------------------------------------------------
                                                                                               Period
                            Six Months       Year         Year        Year        Year        Dec. 1,         Year
                               Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                             April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                               2013          2012         2011        2010        2009          2008          2007
-----------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    26.06     $    26.68  $    30.90   $    25.23  $    17.05  $    35.23      $    25.40
                           ----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............       0.17           0.55        0.61         0.48        0.42        0.70            0.64
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.41           0.37       (2.53)        6.07        8.42      (16.85)           9.88
                           ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from
    Investment
    Operations............       1.58           0.92       (1.92)        6.55        8.84      (16.15)          10.52
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................      (0.13)         (0.50)      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)
  Net Realized Gains......      (0.28)         (1.04)      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)
                           ----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total
    Distributions.........      (0.41)         (1.54)      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    27.23     $    26.06  $    26.68   $    30.90  $    25.23  $    17.05      $    35.23
========================== ===========    ==========  ==========   ==========  ==========  ==========      ==========
Total Return..............       6.08%(C)       4.08%      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $3,120,026     $2,797,177  $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442
Ratio of Expenses to
 Average Net
 Assets (D)...............       0.59%(B)       0.61%       0.61%        0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.25%(B)       2.14%       2.07%        1.76%       2.15%       2.59%(B)        2.12%
-----------------------------------------------------------------------------------------------------------------------

                                                     Emerging Markets Small Cap Portfolio
                           ----------------------------------------------------------------------------------------
                                                                                              Period
                            Six Months       Year         Year        Year        Year       Dec. 1,        Year
                               Ended        Ended        Ended       Ended       Ended       2007 to       Ended
                             April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                               2013          2012         2011        2010        2009         2008         2007
--------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    20.33     $    19.85  $    24.26   $    17.45  $     9.33  $  23.74      $    17.96
                           ----------     ----------  ----------   ----------  ----------  --------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).............       0.12           0.40        0.42         0.34        0.26      0.44            0.31
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       2.42           0.83       (3.67)        6.79        8.14    (12.95)           6.86
                           ----------     ----------  ----------   ----------  ----------  --------      ----------
   Total from
    Investment
    Operations............       2.54           1.23       (3.25)        7.13        8.40    (12.51)           7.17
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income.................      (0.16)         (0.35)      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)
  Net Realized Gains......      (0.61)         (0.40)      (0.76)          --          --     (1.49)          (1.13)
                           ----------     ----------  ----------   ----------  ----------  --------      ----------
   Total
    Distributions.........      (0.77)         (0.75)      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    22.10     $    20.33  $    19.85   $    24.26  $    17.45  $   9.33      $    23.74
========================== ===========    ==========  ==========   ==========  ==========  ========      ==========
Total Return..............      12.81%(C)       6.71%     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $3,928,943     $2,907,673  $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152
Ratio of Expenses to
 Average Net
 Assets (D)...............       0.79%(B)       0.82%       0.79%        0.78%       0.80%     0.77%(B)        0.78%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.16%(B)       2.01%       1.86%        1.70%       2.05%     2.61%(B)        1.48%
--------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                  Emerging Markets Value Portfolio-Class R2 Shares+
                          -----------------------------------------------------------        ---------------
                                                                                 Period
                          Six Months      Year     Year      Year     Year      Jan. 29,       Six Months
                             Ended       Ended    Ended     Ended    Ended     2008(a) to         Ended
                           April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31,    Oct. 31,        April 30,
                             2013         2012     2011      2010     2009        2008            2013
-------------------------------------------------------------------------------------------------------------
                          (Unaudited)                                                          (Unaudited)
Net Asset Value,
 Beginning of Period.....  $  28.21     $ 29.02  $ 36.35   $ 46.84  $ 85.43   $187.35        $     28.22
                           --------     -------  -------   -------  -------   -------        -----------
Income from Investment
 Operations
----------------------
  Net Investment
   Income
   (Loss) (A)............      0.13        0.50     0.20      0.56     0.56      3.93               0.17
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......      2.19       (0.45)   (5.45)     9.18    21.36    (92.36)              2.18
                           --------     -------  -------   -------  -------   -------        -----------
Total from Investment
 Operations..............      2.32        0.05    (5.25)     9.74    21.92    (88.43)              2.35
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income................     (0.15)      (0.47)   (0.45)    (7.12)   (6.00)   (13.49)             (0.18)
  Net Realized Gains.....     (0.59)      (0.39)   (1.63)   (13.11)  (54.52)       --              (0.59)
                           --------     -------  -------   -------  -------   -------        -----------
Total Distributions......     (0.74)      (0.86)   (2.08)   (20.23)  (60.52)   (13.49)             (0.77)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................  $  29.79     $ 28.21  $ 29.02   $ 36.35  $ 46.83   $ 85.43        $     29.80
========================  ===========   ======== ========  ======== ======== ==========      ===========
Total Return.............      8.27%(C)    0.43%  (15.24)%   29.71%   78.29%   (50.51)%(C)          8.40%(C)
-------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)......  $109,510     $99,111  $78,157   $39,668  $ 5,082   $ 1,799        $18,431,359
Ratio of Expenses to
 Average Net
 Assets (D)..............      0.84%(B)    0.86%    0.86%     0.86%    0.90%     0.92%(B)(E)        0.59%(B)
Ratio of Net Investment
 Income to Average Net
 Assets..................      0.91%(B)    1.78%    1.56%     1.39%    1.39%     3.35%(B)(E)        1.17%(B)
-------------------------------------------------------------------------------------------------------------

                             Emerging Markets Value Portfolio-Institutional Class Shares
                          -------------------------------------------------------------------------------
                                                                                  Period
                              Year         Year          Year        Year        Dec. 1,         Year
                             Ended        Ended         Ended       Ended        2007 to        Ended
                            Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                              2012         2011          2010        2009          2008          2007
---------------------------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of Period..... $     29.02  $     36.27   $     28.90  $    19.36  $    45.85      $    31.26
                          -----------  -----------   -----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
  Net Investment
   Income
   (Loss) (A)............        0.57         0.64          0.45        0.38        0.98            0.78
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).......       (0.44)       (5.72)         8.01       12.41      (25.48)          14.82
                          -----------  -----------   -----------  ----------  ----------      ----------
Total from Investment
 Operations..............        0.13        (5.08)         8.46       12.79      (24.50)          15.60
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income................       (0.54)       (0.54)        (0.39)      (0.34)      (1.00)          (0.63)
  Net Realized Gains.....       (0.39)       (1.63)        (0.70)      (2.91)      (0.99)          (0.38)
                          -----------  -----------   -----------  ----------  ----------      ----------
Total Distributions......       (0.93)       (2.17)        (1.09)      (3.25)      (1.99)          (1.01)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................. $     28.22  $     29.02   $     36.27  $    28.90  $    19.36      $    45.85
========================  ===========  ===========   ===========  ==========  ==========      ==========
Total Return.............        0.70%      (14.84)%       30.04%      78.59%     (55.65)%(C)      50.98%
---------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $16,589,619  $13,730,213   $11,542,870  $7,401,266  $3,735,580      $7,485,802
Ratio of Expenses to
 Average Net
 Assets (D)..............        0.61%        0.61%         0.60%       0.62%       0.60%(B)        0.60%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.03%        1.88%         1.40%       1.76%       2.82%(B)        2.00%
---------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Emerging Markets Core Equity Portfolio
                                -------------------------------------------------------------------------------------------
                                                                                                     Period
                                  Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                     Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                   April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                     2013          2012         2011        2010        2009          2008          2007
----------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.00     $    18.73  $    21.31   $    16.49  $     9.88  $    21.20      $    15.13
                                -----------     ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.12           0.41        0.43         0.30        0.25        0.43            0.35
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        1.43           0.23       (2.65)        4.81        6.56      (11.27)           6.10
                                -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.................        1.55           0.64       (2.22)        5.11        6.81      (10.84)           6.45
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.11)         (0.37)      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)
 Net Realized Gains............          --             --          --           --          --       (0.08)          (0.06)
                                -----------     ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.........       (0.11)         (0.37)      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $     20.44     $    19.00  $    18.73   $    21.31  $    16.49  $     9.88      $    21.20
==============================  ===========     ==========  ==========   ==========  ==========  ==========      ==========
Total Return...................        8.17%(C)       3.55%     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $11,222,418     $8,594,707  $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466
Ratio of Expenses to Average
 Net Assets....................        0.64%(B)       0.68%       0.67%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees and
 Fees Paid Indirectly).........        0.65%(B)       0.68%       0.68%        0.65%       0.67%       0.65%(B)        0.65%
Ratio of Net Investment
 Income to Average Net Assets..        1.22%(B)       2.18%       2.04%        1.63%       2.03%       2.62%(B)        1.87%
Portfolio Turnover Rate........           1%(C)          1%          1%           4%          6%          3%(C)           2%
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-five operational portfolios, of which twenty-nine (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund. International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in four portfolios within the Fund, DFAITC, and Dimensional Emerging Markets Value Fund ("DEM"). World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                          Percentage
                                                                                          Ownership
Feeder Funds                                 Master Funds                                 at 4/30/13
------------                                 ------------                                 ----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                 80%
Japanese Small Company Portfolio             The Japanese Small Company Series               22%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series           24%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series          2%
Continental Small Company Portfolio          The Continental Small Company Series             4%
Emerging Markets Portfolio                   The Emerging Markets Series                     97%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series           99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund         99%

Fund of Funds
-------------                                -
International Small Company Portfolio        The Continental Small Company Series            96%
                                             The Japanese Small Company Series               79%
                                             The United Kingdom Small Company Series         98%
                                             The Asia Pacific Small Company Series           77%
                                             The Canadian Small Company Series               99%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio            22%
                                             DFA International Real Estate Securities        35%
                                               Portfolio
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund          --
                                             DFA International Small Cap Value Portfolio      --
                                             The DFA International Value Series               1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio      --
                                             Dimensional Emerging Markets Value Fund          --
                                             International Vector Equity Portfolio            1%
                                             The Emerging Markets Small Cap Series            --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                     --
                                             International Core Equity Portfolio              --
                                             Emerging Markets Core Equity Portfolio           --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds and Fund of Funds.

   Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap
Portfolio invest directly in securities rather than through a Master Fund. See the Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed Derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Most Master Fund shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolio.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible "Director/Trustee" of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the six months ended April 30, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the six months ended April 30, 2013, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
U.S. Targeted Value Portfolio (1)......................    0.50%          --                 --
U.S. Core Equity 1 Portfolio (2).......................    0.23%          --                 --
U.S. Core Equity 2 Portfolio (2).......................    0.26%          --                 --
U.S. Vector Equity Portfolio (2).......................    0.36%          --                 --
DFA Real Estate Securities Portfolio (2)...............    0.18%          --             $  555
International Core Equity Portfolio (2)................    0.49%          --                 --
International Small Company Portfolio (3)..............    0.45%          --                 --
Japanese Small Company Portfolio (4)...................    0.47%          --                 --
Asia Pacific Small Company Portfolio (4)...............    0.47%          --                 --
United Kingdom Small Company Portfolio (4).............    0.47%          --                 31
Continental Small Company Portfolio (4)................    0.47%          --                 --
DFA International Real Estate Securities Portfolio (2).    0.65%          --                 --
DFA Global Real Estate Securities Portfolio (5)........    0.32%          --              7,833
International Vector Equity Portfolio (2)..............    0.60%          --                 --
World ex U.S. Value Portfolio (6)......................    0.60%          --                364
World ex U.S. Targeted Value Portfolio (7).............    0.80%          --                101
World ex U.S. Core Equity Portfolio (8)................    0.47%          --                  2
Selectively Hedged Global Equity Portfolio (9).........    0.40%         $ 1                252
Emerging Markets Core Equity Portfolio (2).............    0.85%          --                 --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (1)......................    0.62%          --                 --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (1)......................    0.77%          --                 --
Emerging Markets Value Portfolio (10)..................    0.96%          --                 --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (5) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio

Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $ 1
         Large Cap International Portfolio..................      6
         International Core Equity Portfolio................     14
         DFA International Real Estate Securities Portfolio.     12
         DFA International Small Cap Value Portfolio........     16
         International Vector Equity Portfolio..............      2
         Emerging Markets Core Equity Portfolio.............     90

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $123 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  217
            U.S. Targeted Value Portfolio......................   57
            U.S. Small Cap Value Portfolio.....................  211
            U.S. Core Equity 1 Portfolio.......................   80
            U.S. Core Equity 2 Portfolio.......................  140
            U.S. Vector Equity Portfolio.......................   44
            U.S. Small Cap Portfolio...........................   97
            U.S. Micro Cap Portfolio...........................  107
            DFA Real Estate Securities Portfolio...............   74
            Large Cap International Portfolio..................   50
            International Core Equity Portfolio................  129
            International Small Company Portfolio..............  151
            Japanese Small Company Portfolio...................    5
            Asia Pacific Small Company Portfolio...............    4
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   25
            DFA Global Real Estate Securities Portfolio........   15
            DFA International Small Cap Value Portfolio........  232
            International Vector Equity Portfolio..............    9
            World ex U.S. Value Portfolio......................   --
            World ex U.S. Targeted Value Portfolio.............   --
            World ex U.S. Core Equity Equity Portfolio.........   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   69
            Emerging Markets Small Cap Portfolio...............   41
            Emerging Markets Value Portfolio...................  270
            Emerging Markets Core Equity Portfolio.............  103

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                    U.S. Government   Other Investment
                                                       Securities        Securities
                                                    ---------------- -------------------
                                                    Purchases Sales  Purchases   Sales
                                                    --------- ------ ---------- --------
Enhanced U.S. Large Company Portfolio..............    --     $4,727 $   72,399 $ 57,671
U.S. Targeted Value Portfolio......................    --         --    231,122  230,526
U.S. Small Cap Value Portfolio.....................    --         --    419,118  694,051
U.S. Core Equity 1 Portfolio.......................    --         --    483,649   53,467
U.S. Core Equity 2 Portfolio.......................    --         --    454,351   97,287
U.S. Vector Equity Portfolio.......................    --         --    141,977   36,255
U.S. Small Cap Portfolio...........................    --         --    582,419  324,982
U.S. Micro Cap Portfolio...........................    --         --    264,143  253,101
DFA Real Estate Securities Portfolio...............    --         --    298,470    5,087
Large Cap International Portfolio..................    --         --    210,651  110,782
International Core Equity Portfolio................    --         --    630,813  149,191
DFA International Real Estate Securities Portfolio.    --         --    294,990   81,895
DFA International Small Cap Value Portfolio........    --         --    603,395  396,154
International Vector Equity Portfolio..............    --         --     77,841   18,608
Emerging Markets Core Equity Portfolio.............    --         --  1,976,588   59,266

   For the six months ended April 30, 2013, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                  DFA Global Real Estate Securities Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       10/31/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio...........................  $777,963  $1,042,426 $142,921  $21,153 $11,849          --
DFA International Real Estate
  Securities Portfolio................   531,474     682,337  151,315   24,485  62,476          --

                                                         World ex U.S. Value Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       10/31/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio...........................  $  4,703  $    7,811 $  2,397  $   204 $    40        $ 64

                                                    World ex U.S. Targeted Value Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       11/01/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
International Vector Equity Portfolio.        --  $    5,423 $  4,934       -- $    18        $  7
DFA International Small Cap Value
  Portfolio...........................        --      37,315   33,318       --     114         184

                                                      World ex U.S. Core Equity Portfolio
                                       -----------------------------------------------------------------
                                       Balance at Balance at                   Dividend Distributions of
                                       04/10/2013 04/30/2013 Purchases  Sales   Income   Realized Gains
Affiliated Investment Companies        ---------- ---------- --------- ------- -------- ----------------
International Core Equity Portfolio...        --  $      617 $    645  $    46      --          --
Emerging Markets Core Equity
  Portfolio...........................        --         185      194       13      --          --


                                               Selectively Hedged Global Equity Portfolio
                                     ---------------------------------------------------------------
                                     Balance at Balance at                 Dividend Distributions of
                                     10/31/2012 04/30/2013 Purchases Sales  Income   Realized Gains
Affiliated Investment Companies      ---------- ---------- --------- ----- -------- ----------------
U.S. Core Equity 2 Portfolio........  $14,297    $30,044    $13,469  $623    $173         $115
International Core Equity Portfolio.   12,942     28,366     13,262   385     137           --
Emerging Markets Core Equity
  Portfolio.........................    6,554     13,985      7,163   171      42           --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............          --        $ 1,418        $ (1,418)
U.S. Large Cap Value Portfolio.....................          --             --              --
U.S. Targeted Value Portfolio......................     $14,816         (1,983)        (12,833)
U.S. Small Cap Value Portfolio.....................      38,929         (4,198)        (34,731)
U.S. Core Equity 1 Portfolio.......................       3,210         (3,210)             --
U.S. Core Equity 2 Portfolio.......................       5,891         (3,883)         (2,008)
U.S. Vector Equity Portfolio.......................       2,907         (2,567)           (340)
U.S. Small Cap Portfolio...........................      16,124         (2,807)        (13,317)
U.S. Micro Cap Portfolio...........................      17,306         (2,586)        (14,720)
DFA Real Estate Securities Portfolio...............      (4,553)        30,065         (25,512)
Large Cap International Portfolio..................          --            168            (168)
International Core Equity Portfolio................       3,294          6,514          (9,808)
International Small Company Portfolio..............       7,038          8,475         (15,513)
Japanese Small Company Portfolio...................      (3,801)           156           3,645
Asia Pacific Small Company Portfolio...............          --          1,613          (1,613)
United Kingdom Small Company Portfolio.............          --              6              (6)
Continental Small Company Portfolio................          --            143            (143)
DFA International Real Estate Securities Portfolio.       6,163         (5,018)         (1,145)
DFA Global Real Estate Securities Portfolio........         333           (333)             --
DFA International Small Cap Value Portfolio........      12,583          3,318         (15,901)
International Vector Equity Portfolio..............         603            261            (864)
World ex U.S. Value Portfolio......................          --             (2)              2
Selectively Hedged Global Equity Portfolio.........          (2)           164            (162)

                                                           Increase       Increase
                                                          (Decrease)     (Decrease)
                                           Increase     Undistributed   Accumulated
                                          (Decrease)    Net Investment  Net Realized
                                        Paid-In Capital     Income     Gains (Losses)
                                        --------------- -------------- --------------
Emerging Markets Portfolio.............     $ 3,533        $ (2,668)      $   (865)
Emerging Markets Small Cap Portfolio...       4,566          (1,171)        (3,395)
Emerging Markets Value Portfolio.......      26,372         (14,251)       (12,121)
Emerging Markets Core Equity Portfolio.       3,513          (4,796)         1,283

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2011..................................    $    270            --    $    270
  2012..................................       2,785            --       2,785
  U.S. Large Cap Value Portfolio
  2011..................................     117,051            --     117,051
  2012..................................     150,153            --     150,153
  U.S. Targeted Value Portfolio
  2011..................................      19,648      $  6,119      25,767
  2012..................................      27,304        31,976      59,280
  U.S. Small Cap Value Portfolio
  2011..................................      47,016        11,920      58,936
  2012..................................      56,139       122,752     178,891
  U.S. Core Equity 1 Portfolio
  2011..................................      49,822            --      49,822
  2012..................................      76,278            --      76,278
  U.S. Core Equity 2 Portfolio
  2011..................................      84,798            --      84,798
  2012..................................     103,512         2,008     105,520
  U.S. Vector Equity Portfolio
  2011..................................      19,719            --      19,719
  2012..................................      29,237           337      29,574
  U.S. Small Cap Portfolio
  2011..................................      36,302         2,974      39,276
  2012..................................      44,580        14,276      58,856
  U.S. Micro Cap Portfolio
  2011..................................      23,667            --      23,667
  2012..................................      33,018        14,720      47,738
  DFA Real Estate Securities Portfolio
  2011..................................      40,246            --      40,246
  2012..................................     103,653            --     103,653
  Large Cap International Portfolio
  2011..................................      54,107            --      54,107
  2012..................................      60,808            --      60,808
  International Core Equity Portfolio
  2011..................................     165,946            --     165,946
  2012..................................     179,492            --     179,492

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
International Small Company Portfolio
2011...............................................    $188,546      $  5,851    $194,397
2012...............................................     169,495       110,049     279,544
Japanese Small Company Portfolio
2011...............................................       2,305            --       2,305
2012...............................................       4,541            --       4,541
Asia Pacific Small Company Portfolio
2011...............................................       6,964            --       6,964
2012...............................................       9,333            --       9,333
United Kingdom Small Company Portfolio
2011...............................................       1,071            --       1,071
2012...............................................         992            --         992
Continental Small Company Portfolio
2011...............................................       3,562            --       3,562
2012...............................................       2,958            --       2,958
DFA International Real Estate Securities Portfolio
2011...............................................     107,338            --     107,338
2012...............................................      60,194            --      60,194
DFA Global Real Estate Securities Portfolio
2011...............................................      41,782            --      41,782
2012...............................................      26,050            --      26,050
DFA International Small Cap Value Portfolio
2011...............................................     190,869       143,816     334,685
2012...............................................     206,370       131,063     337,433
International Vector Equity Portfolio
2011...............................................      12,224         2,659      14,883
2012...............................................      14,733         6,546      21,279
World ex U.S. Value Portfolio
2011...............................................       1,025           195       1,220
2012...............................................       1,438            --       1,438
Selectively Hedged Global Equity Portfolio
2012...............................................         534            --         534
Emerging Markets Portfolio
2011...............................................      45,589       141,595     187,184
2012...............................................      51,664        91,664     143,328
Emerging Markets Small Cap Portfolio
2011...............................................      36,754        61,095      97,849
2012...............................................      42,163        40,014      82,177
Emerging Markets Value Portfolio
2011...............................................     302,552       486,583     789,135
2012...............................................     300,146       202,987     503,133
Emerging Markets Core Equity Portfolio
2011...............................................      89,989            --      89,989
2012...............................................     143,349            --     143,349

   Selectively Hedged Global Equity Portfolio commenced operations on November 14, 2011 and did not pay any distributions for the year ended October 31, 2011.

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------
U.S. Targeted Value Portfolio......................    $ 2,730        $12,108    $14,838
U.S. Small Cap Value Portfolio.....................      5,603         33,373     38,976
U.S. Core Equity 1 Portfolio.......................      3,212             --      3,212
U.S. Core Equity 2 Portfolio.......................      3,889          2,008      5,897
U.S. Vector Equity Portfolio.......................      2,572            337      2,909
U.S. Small Cap Portfolio...........................      3,324         14,276     17,600
U.S. Micro Cap Portfolio...........................      2,595         14,720     17,315
DFA Real Estate Securities Portfolio...............      3,870             --      3,870
International Core Equity Portfolio................      3,294             --      3,294
International Small Company Portfolio..............      5,610          1,428      7,038
DFA International Real Estate Securities Portfolio.      6,164             --      6,164
DFA Global Real Estate Securities Portfolio........        334             --        334
DFA International Small Cap Value Portfolio........      7,741          4,842     12,583
International Vector Equity Portfolio..............        529             73        602
Emerging Markets Portfolio.........................      2,219          1,313      3,532
Emerging Markets Small Cap Portfolio...............      1,663          2,902      4,565
Emerging Markets Value Portfolio...................     12,592         13,781     26,373
Emerging Markets Core Equity Portfolio.............      3,512             --      3,512

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                    Undistributed                                Total Net
                                                    Net Investment                             Distributable
                                                      Income and   Undistributed                 Earnings
                                                      Short-Term     Long-Term   Capital Loss  (Accumulated
                                                    Capital Gains  Capital Gains Carryforwards    Losses)
                                                    -------------- ------------- ------------- -------------
Enhanced U.S. Large Company Portfolio..............    $    829            --     $   (46,941)  $   (46,112)
U.S. Large Cap Value Portfolio.....................      25,672            --      (1,332,489)   (1,306,817)
U.S. Targeted Value Portfolio......................      15,300      $162,041              --       177,341
U.S. Small Cap Value Portfolio.....................      19,961       380,033              --       399,994
U.S. Core Equity 1 Portfolio.......................      10,765            --         (13,834)       (3,069)
U.S. Core Equity 2 Portfolio.......................      16,557        55,731              --        72,288
U.S. Vector Equity Portfolio.......................       2,760         3,354              --         6,114
U.S. Small Cap Portfolio...........................      14,498       228,599              --       243,097
U.S. Micro Cap Portfolio...........................       5,022       176,210              --       181,232
DFA Real Estate Securities Portfolio...............      23,668            --        (206,280)     (182,612)
Large Cap International Portfolio..................      11,172            --        (200,200)     (189,028)
International Core Equity Portfolio................      30,479            --        (102,483)      (72,004)
International Small Company Portfolio..............      41,410        38,970              --        80,380
Japanese Small Company Portfolio...................       2,654            --         (73,701)      (71,047)
Asia Pacific Small Company Portfolio...............       6,418            --         (24,578)      (18,160)
United Kingdom Small Company Portfolio.............         285            --          (2,141)       (1,856)
Continental Small Company Portfolio................         398            --         (28,845)      (28,447)
DFA International Real Estate Securities Portfolio.     169,177            --        (180,698)      (11,521)
DFA Global Real Estate Securities Portfolio........      11,635            --          (1,115)       10,520
DFA International Small Cap Value Portfolio........      49,165       116,761              --       165,926

                                            Undistributed                                Total Net
                                            Net Investment                             Distributable
                                              Income and   Undistributed                 Earnings
                                              Short-Term     Long-Term   Capital Loss  (Accumulated
                                            Capital Gains  Capital Gains Carryforwards    Losses)
                                            -------------- ------------- ------------- -------------
International Vector Equity Portfolio......    $ 2,688       $  2,006            --      $  4,694
World ex U.S. Value Portfolio..............        391             --      $ (5,842)       (5,451)
Selectively Hedged Global Equity Portfolio.        113             56            --           169
Emerging Markets Portfolio.................      8,397         30,480            --        38,877
Emerging Markets Small Cap Portfolio.......     20,186         92,087            --       112,273
Emerging Markets Value Portfolio...........     80,287        344,510            --       424,797
Emerging Markets Core Equity Portfolio.....     33,354             --       (41,205)       (7,851)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2013   2014   2015   2016      2017     2018    2019   Unlimited   Total
                                   ------ ------ ------ ------- ---------- ------- ------- --------- ----------
Enhanced U.S. Large Company
 Portfolio........................     --     --     -- $46,941         --      --      --       --  $   46,941
U.S. Large Cap Value Portfolio....     --     --     --      -- $1,332,489      --      --       --   1,332,489
U.S. Core Equity 1 Portfolio......     --     --     --      --     13,834      --      --       --      13,834
DFA Real Estate Securities
 Portfolio........................     --     --     --  72,400     62,969 $44,388 $26,523       --     206,280
Large Cap International
 Portfolio........................     --     --     --  19,004    135,393  14,311  12,549  $18,943     200,200
International Core Equity
 Portfolio........................     --     --     --      --     53,177      --      --   49,306     102,483
Japanese Small Company
 Portfolio........................ $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543    5,431      73,701
Asia Pacific Small Company
 Portfolio........................     --     --     --  16,317      8,261      --      --       --      24,578
United Kingdom Small Company
 Portfolio........................     --     --     --      --      1,867      --      --      274       2,141
Continental Small Company
 Portfolio........................     --     --     --  13,544      7,224   5,252      --    2,825      28,845
DFA International Real Estate
 Securities Portfolio.............     --     --     46  13,446     34,576  38,689  69,466   24,475     180,698
DFA Global Real Estate Securities
 Portfolio........................     --     --     --      --         --   1,091      --       24       1,115
World ex U.S. Value Portfolio.....     --     --     --      --         --      --   5,842       --       5,842
Emerging Markets Core Equity
 Portfolio........................     --     --     --   7,080     26,445      --      --    7,680      41,205

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

                Enhanced U.S. Large Company Portfolio. $ 24,140
                U.S. Large Cap Value Portfolio........  318,345
                U.S. Core Equity 1 Portfolio..........   35,374
                U.S. Core Equity 2 Portfolio..........   15,761
                U.S. Vector Equity Portfolio..........   36,502
                U.S. Micro Cap Portfolio..............   34,914
                DFA Real Estate Securities Portfolio..    9,644
                Asia Pacific Small Company Portfolio..    2,201
                World ex U.S. Value Portfolio.........      146

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   195,388  $    3,914  $      (243)   $    3,671
U.S. Large Cap Value Portfolio.....................   7,006,180   3,287,100         (155)    3,286,945
U.S. Targeted Value Portfolio......................   3,204,459   1,055,883     (167,820)      888,063
U.S. Small Cap Value Portfolio.....................   7,389,901   2,552,324     (800,656)    1,751,668
U.S. Core Equity 1 Portfolio.......................   5,463,130   1,704,514     (209,089)    1,495,425
U.S. Core Equity 2 Portfolio.......................   7,445,194   2,522,953     (456,154)    2,066,799
U.S. Vector Equity Portfolio.......................   2,216,591     746,729     (174,962)      571,767
U.S. Small Cap Portfolio...........................   5,481,185   1,635,731     (414,279)    1,221,452
U.S. Micro Cap Portfolio...........................   3,685,415   1,390,702     (483,576)      907,126
DFA Real Estate Securities Portfolio...............   3,486,844   1,758,890     (119,230)    1,639,660
Large Cap International Portfolio..................   2,360,090     671,029     (237,455)      433,574
International Core Equity Portfolio................   8,489,086   1,612,704     (982,217)      630,487
International Small Company Portfolio..............   6,537,054     955,473     (120,495)      834,978
Japanese Small Company Portfolio...................     483,009      15,363       (2,643)       12,720
Asia Pacific Small Company Portfolio...............     246,479      24,989         (503)       24,486
United Kingdom Small Company Portfolio.............      23,165      10,324         (175)       10,149
Continental Small Company Portfolio................     104,846      10,995         (124)       10,871
DFA International Real Estate Securities Portfolio.   2,151,899     242,274      (91,215)      151,059
DFA Global Real Estate Securities Portfolio........   1,281,802     476,211      (29,777)      446,434
DFA International Small Cap Value Portfolio........  10,643,022   2,570,259   (1,874,206)      696,053
International Vector Equity Portfolio..............     673,900     179,533      (52,804)      126,729
World ex U.S. Value Portfolio......................      84,024       8,264         (136)        8,128
World ex U.S. Targeted Value Portfolio.............      55,345       4,801           --         4,801
World ex U.S. Core Equity Portfolio................         781          21           --            21
Selectively Hedged Global Equity Portfolio.........      64,232       8,441         (278)        8,163
Emerging Markets Portfolio.........................   2,000,880   1,116,225       (1,526)    1,114,699
Emerging Markets Small Cap Portfolio...............   3,319,158     622,746      (13,000)      609,746
Emerging Markets Value Portfolio...................  17,974,364     572,159      (13,885)      558,274
Emerging Markets Core Equity Portfolio.............  10,734,116   2,293,442     (984,989)    1,308,453

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended         Year Ended
                                                          April 30, 2013         Oct. 31, 2012
                                                       --------------------  --------------------
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  -------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     6,434      352  $     5,787      353
 Shares Issued in Lieu of Cash Distributions..........       3,278      198          730       48
 Shares Redeemed......................................      (2,582)    (147)      (7,953)    (486)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $     7,130      403  $    (1,436)     (85)
                                                       ===========  =======  ===========  =======
Class R2 Shares
 Shares Issued........................................ $     3,714      203  $     4,727      288
 Shares Issued in Lieu of Cash Distributions..........         869       53          162       11
 Shares Redeemed......................................      (1,627)     (92)      (4,413)    (273)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     2,956      164  $       476       26
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $   415,407   23,068  $   772,443   47,901
 Shares Issued in Lieu of Cash Distributions..........     174,999   10,593       39,875    2,618
 Shares Redeemed......................................    (443,795) (24,703)    (649,785) (39,847)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   146,611    8,958  $   162,533   10,672
                                                       ===========  =======  ===========  =======

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    16,973      573  $    61,477    2,199
 Shares Issued in Lieu of Cash Distributions..........       2,609       90        2,784      106
 Shares Redeemed......................................     (14,794)    (500)     (40,795)  (1,486)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     4,788      163  $    23,466      819
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,941,806   65,728  $ 5,047,163  179,634
 Shares Issued in Lieu of Cash Distributions..........     419,497   14,516      436,347   16,644
 Shares Redeemed......................................  (1,456,350) (49,580)  (2,278,812) (81,493)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   904,953   30,664  $ 3,204,698  114,785
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2013,

Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
  Settlement Currency                    Contract     Value at     Exchange
     Date    Amount**      Currency       Amount   April 30, 2013 Gain (Loss)
  ---------- -------- ------------------ --------  -------------- -----------
   05/22/13     (649) Australian Dollar  $   (667)    $   (672)      $  (5)
   05/16/13    4,220  Canadian Dollar       4,108        4,187          79
   05/16/13   (3,161) Canadian Dollar      (3,081)      (3,136)        (55)
   05/16/13   (6,355) Canadian Dollar      (6,218)      (6,306)        (88)
   06/17/13   31,336  Denmark Krone         5,547        5,539          (8)
   06/17/13  (31,336) Denmark Krone        (5,524)      (5,538)        (14)
   06/17/13  (34,763) Euro                (45,679)     (45,795)       (116)
   06/14/13   (4,031) New Zealand Dollar   (3,414)      (3,445)        (31)
   05/23/13  (22,745) Norwegian Krone      (3,843)      (3,941)        (98)
   07/23/13  (35,300) Swedish Krona        (5,328)      (5,437)       (109)
   05/16/13   (3,089) UK Pound Sterling    (4,731)      (4,798)        (67)
                                         --------     --------       -----
                                         $(68,830)    $(69,342)      $(512)
                                         ========     ========       =====

Selectively Hedged Global Equity Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date    Amount**      Currency      Amount   April 30, 2013 Gain (Loss)
   ---------- --------  ---------------- --------  -------------- -----------
    05/24/13    (1,577) Denmark Krone    $   (271)    $   (279)      $ (8)
    05/14/13    (4,455) Euro               (5,795)      (5,867)       (72)
    05/22/13   (17,386) Hong Kong Dollar   (2,240)      (2,241)        (1)
    05/13/13   (52,794) Japanese Yen         (550)        (542)         8
    05/13/13   (58,495) Japanese Yen         (586)        (600)       (14)
    05/13/13  (399,802) Japanese Yen       (4,285)      (4,101)       184
    06/14/13    (1,662) Swiss Franc        (1,788)      (1,788)        --
                                         --------     --------       ----
                                         $(15,515)    $(15,418)      $ 97
                                         ========     ========       ====

* During the six months ended April 30, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $81,513 and $12,065 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2013, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                        Approximate
                                             Expiration Number of  Contract Unrealized     Cash
                          Description           Date    Contracts*  Value   Gain (Loss) Collateral
                     ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio. S&P 500 Index(R)         06/21/13     498     $198,229   $7,774         --
Selectively Hedged
  Global Equity
  Portfolio......... S&P 500 Index(R) Emini   06/21/13      36        2,866      129       $125

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount basis contract amount of outstanding futures contracts were $181,605 and $2,167 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2013:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2013 (amounts in thousands):

                                                  Asset Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2013 Contracts Contracts
                                             -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $7,853       $  79    $7,774*
 Selectively Hedged Global Equity Portfolio.        321         192       129*

                                                Liability Derivatives Value
                                             ---------------------------------
                                              Total Value    Foreign
                                                   at       Exchange   Equity
                                             April 30, 2013 Contracts Contracts
                                             -------------- --------- ---------
 Enhanced U.S. Large Company Portfolio......     $ (591)      $(591)       --
 Selectively Hedged Global Equity Portfolio.        (95)        (95)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2013 (amounts in thousands):

Derivative Type               Location of Gain (Loss) on Derivatives Recognized in Income
---------------             -----------------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of: Translation
                              of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2013 (amounts in thousands):

                                                        Realized Gain (Loss) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign
                                                                 Exchange    Equity
                                                       Total     Contracts  Contracts
                                                       -------   ---------  ---------
Enhanced U.S. Large Company Portfolio................ $19,275      $(667)    $19,942
U.S. Targeted Value Portfolio*.......................    (402)        --        (402)
U.S. Small Cap Value Portfolio*......................   1,840         --       1,840
U.S. Small Cap Portfolio*............................    (494)        --        (494)
U.S. Micro Cap Portfolio*............................    (423)        --        (423)
International Small Company Portfolio*...............     (29)        --         (29)
Continental Small Company Portfolio*.................      29         --          29
DFA International Real Estate Securitites Portfolio*.     888         --         888
Selectively Hedged Global Equity Portfolio...........     652        390         262
Emerging Markets Small Cap Portfolio*................     457         --         457

                                                          Change in Unrealized
                                                      Appreciation (Depreciation) on
                                                      Derivatives Recognized in Income
                                                      -------------------------------
                                                                  Foreign
                                                                 Exchange    Equity
                                                       Total     Contracts  Contracts
                                                       -------   ---------  ---------
Enhanced U.S. Large Company Portfolio................ $ 5,617      $ 669     $ 4,948
International Small Company Portfolio*...............      30         --          30
Continental Small Company Portfolio*.................     (29)        --         (29)
Selectively Hedged Global Equity Portfolio...........     337        191         146

* As of April 30, 2013, there were no futures contracts outstanding. During the six months ended April 30, 2013, the Portfolios had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio.........     0.91%       $ 4,884         14        $ 2        $10,912
U.S. Small Cap Value Portfolio........     0.92%         3,619          4         --          4,137
U.S. Small Cap Portfolio..............     0.91%         4,540          1         --          4,540
DFA Real Estate Securities Portfolio..     0.91%         4,838          6          1          7,104
Large Cap International Portfolio.....     0.89%        28,175         13          9         37,795
International Core Equity Portfolio...     0.91%        11,573         10          3         21,383
DFA Global Real Estate Securities
  Portfolio...........................     0.84%         1,573          1         --          1,573
DFA International Small Cap Value
  Portfolio...........................     0.90%        12,305          9          3         18,353
International Vector Equity Portfolio.     0.90%           286          2         --            512
World ex U.S. Value Portfolio.........     0.90%           101          9         --            307

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013 that each Portfolio's available line of credit was utilized.

   At April 30, 2013, International Vector Equity Portfolio had loans outstanding of $512 (amount in thousands).

J. Securities Lending:

   As of April 30, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                           Market
                                                           Value
                                                          --------
             U.S. Targeted Value Portfolio............... $ 12,282
             U.S. Small Cap Value Portfolio..............   28,653
             U.S. Core Equity 1 Portfolio................    8,479
             U.S. Core Equity 2 Portfolio................   14,175
             U.S. Vector Equity Portfolio................    4,989
             U.S. Small Cap Portfolio....................   20,253
             U.S. Micro Cap Portfolio....................   16,554
             DFA Real Estate Securities Portfolio........      599
             Large Cap International Portfolio...........    9,499
             International Core Equity Portfolio.........   57,871
             DFA International Small Cap Value Portfolio.   64,753
             International Vector Equity Portfolio.......    4,738
             Emerging Markets Core Equity Portfolio......  249,581

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                    Approximate
                                                                                     Percentage
                                                                       Number of   of Outstanding
                                                                      Shareholders     Shares
                                                                      ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares..      4             83%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.........      3             74%
U.S. Targeted Value Portfolio -- Class R1 Shares.....................      2             98%
U.S. Targeted Value Portfolio -- Class R2 Shares.....................      7             89%
U.S. Targeted Value Portfolio -- Institutional Class Shares..........      3             61%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.........      3             61%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares...........      4             73%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares...........      6             83%
U.S. Vector Equity Portfolio -- Institutional Class Shares...........      4             90%
U.S. Small Cap Portfolio -- Institutional Class Shares...............      4             57%
U.S. Micro Cap Portfolio -- Institutional Class Shares...............      4             71%
DFA Real Estate Securities Portfolio -- Institutional Class Shares...      4             84%
Large Cap International Portfolio -- Institutional Class Shares......      3             73%
International Core Equity Portfolio -- Institutional Class Shares....      4             77%
International Small Company Portfolio -- Institutional Class Shares..      4             57%
Japanese Small Company Portfolio -- Institutional Class Shares.......      4             84%
Asia Pacific Small Company Portfolio -- Institutional Class Shares...      3             86%
United Kingdom Small Company Portfolio -- Institutional Class Shares.      3             91%

                                                                                                Approximate
                                                                                                 Percentage
                                                                                   Number of   of Outstanding
                                                                                  Shareholders     Shares
                                                                                  ------------ --------------
Continental Small Company Portfolio -- Institutional Class Shares................      4             91%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares.      4             92%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares........      3             88%
DFA International Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
International Vector Equity Portfolio -- Institutional Class Shares..............      3             87%
World ex U.S. Value Portfolio -- Institutional Class Shares......................      5             81%
World ex U.S. Targeted Value Portfolio--Institutional Class Shares...............      3            100%
World ex U.S. Core Equity Portfolio--Institutional Class Shares..................      2            100%
Selectively Hedged Global Equity Portfolio.......................................      2             93%
Emerging Markets Portfolio -- Institutional Class Shares.........................      3             67%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares...............      4             49%
Emerging Markets Value Portfolio -- Class R2 Shares..............................      4             82%
Emerging Markets Value Portfolio -- Institutional Class Shares...................      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares.............      3             63%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                            Six Months Ended April 30, 2013
     EXPENSE TABLE
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     -
     Actual Fund Return............ $1,000.00 $  946.30    0.34%    $1.64
     Hypothetical 5% Annual Return. $1,000.00 $1,023.11    0.34%    $1.71

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA Commodity Strategy Portfolio
Corporate....................................  43.5%
Foreign Corporate............................  24.1%
Foreign Government...........................   6.2%
Government...................................  17.7%
Supranational................................   8.5%
                                              -----
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
BONDS -- (82.4%)
AUSTRALIA -- (4.3%)
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.............................   $     960 $ 1,004,832
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,837,599
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,435,559
Westpac Banking Corp.
    4.200%, 02/27/15.............................       9,500  10,125,698
                                                              -----------
TOTAL AUSTRALIA..................................              25,403,688
                                                              -----------

AUSTRIA -- (0.5%)
KA Finanz AG
    2.250%, 03/24/14............................. EUR     700     938,787
Oesterreichische Kontrollbank AG
    4.500%, 03/09/15.............................       2,000   2,150,420
                                                              -----------
TOTAL AUSTRIA....................................               3,089,207
                                                              -----------

CANADA -- (5.8%)
Bank of Nova Scotia
    1.850%, 01/12/15.............................       6,400   6,537,594
    3.400%, 01/22/15.............................       1,800   1,886,994
Barrick Gold Finance Co.
    4.875%, 11/15/14.............................       2,200   2,334,917
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   2,007,557
Encana Corp.
    4.750%, 10/15/13.............................       1,415   1,441,037
Husky Energy, Inc.
    5.900%, 06/15/14.............................       2,500   2,639,670
Ontario, Province of Canada
    0.950%, 05/26/15.............................       2,000   2,020,908
Petro-Canada
    4.000%, 07/15/13.............................         200     201,418
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................         855     914,169
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,510,250
Thomson Reuters Corp.
    5.700%, 10/01/14.............................         800     856,051
Toronto-Dominion Bank (The)
    5.375%, 05/14/15............................. EUR   4,000   5,789,146
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,646,793
TransCanada PipeLines, Ltd.
    4.000%, 06/15/13.............................       1,525   1,530,890
    3.400%, 06/01/15.............................       1,000   1,056,852
                                                              -----------
TOTAL CANADA.....................................              34,374,246
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
FRANCE -- (4.4%)
Agence Francaise de Developpement
    1.250%, 06/09/14.............................   $   5,500 $ 5,550,474
    2.500%, 07/15/15.............................       3,000   3,127,449
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,198,349
Caisse d'Amortissement de la Dette Sociale
    3.625%, 04/25/15............................. EUR   5,000   7,019,346
France Telecom SA
    4.375%, 07/08/14.............................       3,231   3,363,258
Societe Financement de l'Economie Francaise
    3.125%, 06/30/14............................. EUR   2,000   2,724,238
Veolia Environnement SA
    5.250%, 06/03/13.............................         425     426,347
                                                              -----------
TOTAL FRANCE.....................................              26,409,461
                                                              -----------
GERMANY -- (2.5%)
Deutsche Bank AG
    4.875%, 05/20/13.............................       1,475   1,478,217
    3.875%, 08/18/14.............................       1,750   1,820,590
Landwirtschaftliche Rentenbank
    3.750%, 02/11/16............................. EUR   8,000  11,558,052
                                                              -----------
TOTAL GERMANY....................................              14,856,859
                                                              -----------

JAPAN -- (0.6%)
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,734,742
                                                              -----------

NETHERLANDS -- (5.2%)
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,956,855
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    3.125%, 02/05/15............................. CAD   7,000   7,112,839
    2.125%, 10/13/15.............................       2,000   2,065,940
Deutsche Telekom International Finance BV
    5.250%, 07/22/13.............................         525     530,365
    4.875%, 07/08/14.............................       1,900   1,992,826
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15.............................       9,000   9,312,300
                                                              -----------
TOTAL NETHERLANDS................................              30,971,125
                                                              -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.6%)
Council Of Europe Development Bank
    4.000%, 04/15/15.............................       8,000   8,558,960

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
EUROFIMA
    4.500%, 03/06/15.............................   $   9,000 $ 9,675,000
European Financial Stability Facility
    1.625%, 02/04/15............................. EUR   5,000   6,755,890
    1.125%, 06/01/15............................. EUR   3,000   4,028,288
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,268,823
    2.500%, 07/15/15............................. EUR   6,000   8,316,953
Inter-American Development Bank
    1.000%, 01/07/15.............................       1,000   1,006,920
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000  10,220,326
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              50,831,160
                                                              -----------

SWEDEN -- (3.0%)
Nordea Bank AB
    2.750%, 08/11/15............................. EUR   5,000   6,908,419
Svensk Exportkredit AB
    3.625%, 05/27/14............................. EUR   1,212   1,653,924
Svenska Handelsbanken AB
    1.500%, 07/06/15............................. EUR   7,000   9,394,186
                                                              -----------
TOTAL SWEDEN.....................................              17,956,529
                                                              -----------

SWITZERLAND -- (0.6%)
Credit Suisse New York
    5.000%, 05/15/13.............................       1,275   1,276,992
    5.500%, 05/01/14.............................         250     262,330
    3.500%, 03/23/15.............................       1,000   1,053,200
UBS AG
    2.250%, 08/12/13.............................         905     909,848
                                                              -----------
TOTAL SWITZERLAND................................               3,502,370
                                                              -----------

UNITED KINGDOM -- (3.4%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................       1,500   1,578,823
BP Capital Markets P.L.C.
    5.250%, 11/07/13.............................       3,500   3,588,011
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................       3,100   3,184,816
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................       3,850   3,880,438
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................       3,800   3,914,224
Vodafone Group P.L.C.
    4.150%, 06/10/14.............................       1,825   1,896,075
    3.375%, 11/24/15.............................       2,000   2,129,572
                                                              -----------
TOTAL UNITED KINGDOM.............................              20,171,959
                                                              -----------

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (43.5%)
ACE INA Holdings, Inc.
    5.875%, 06/15/14............................. $     1,250 $1,322,381
    2.600%, 11/23/15.............................       3,295  3,448,916
Aflac, Inc.
    3.450%, 08/15/15.............................       3,800  4,035,292
Agilent Technologies, Inc.
    2.500%, 07/15/13.............................       1,000  1,004,128
Allstate Corp. (The)
    6.200%, 05/16/14.............................       2,000  2,116,346
    5.000%, 08/15/14.............................       2,130  2,250,434
Altria Group, Inc.
    4.125%, 09/11/15.............................       2,170  2,335,847
American Express Credit Corp.
    5.875%, 05/02/13.............................         650    650,000
    5.125%, 08/25/14.............................       1,700  1,802,122
    1.750%, 06/12/15.............................       1,200  1,226,550
American International Group, Inc.
    3.000%, 03/20/15.............................       4,000  4,147,808
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................       1,625  1,823,957
Amgen, Inc.
    4.850%, 11/18/14.............................       1,000  1,064,623
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15.............................       2,000  2,007,370
Assurant, Inc.
    5.625%, 02/15/14.............................       2,000  2,073,392
AT&T, Inc.
    2.500%, 08/15/15.............................       4,000  4,155,288
AutoZone, Inc.
    4.375%, 06/01/13.............................         100    100,292
Baltimore Gas & Electric Co.
    6.125%, 07/01/13.............................         500    504,505
Bank of America Corp.
    1.500%, 10/09/15.............................       5,000  5,029,735
BB&T Corp.
    3.375%, 09/25/13.............................         550    556,716
    5.700%, 04/30/14.............................       3,087  3,248,728
Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15.............................       5,000  5,372,920
BlackRock, Inc.
    3.500%, 12/10/14.............................       2,000  2,098,258
Boston Scientific Corp.
    4.500%, 01/15/15.............................       3,005  3,179,657
Bristol-Myers Squibb Co.
    5.250%, 08/15/13.............................       1,175  1,189,326
Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.............................       1,200  1,207,530
    4.875%, 01/15/15.............................         200    214,399
Capital One Financial Corp.
    6.250%, 11/15/13.............................         150    154,519
    7.375%, 05/23/14.............................       1,189  1,272,300
    2.150%, 03/23/15.............................         700    714,876
Cardinal Health, Inc.
    4.000%, 06/15/15.............................       3,000  3,190,548

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
    6.200%, 09/30/13............................. $     1,000 $1,024,103
Cisco Systems, Inc.
    1.625%, 03/14/14.............................       1,550  1,568,230
Citigroup, Inc.
    6.500%, 08/19/13.............................         625    636,184
    6.375%, 08/12/14.............................       1,250  1,336,526
CNA Financial Corp.
    5.850%, 12/15/14.............................         277    297,646
Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.............................       1,607  1,613,433
Comerica, Inc.
    3.000%, 09/16/15.............................       2,277  2,396,479
Computer Sciences Corp.
    2.500%, 09/15/15.............................       3,558  3,653,717
Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14.............................         400    411,594
CSX Corp.
    5.500%, 08/01/13.............................         425    430,169
Daimler Finance North America LLC
    6.500%, 11/15/13.............................       2,100  2,167,471
Dell, Inc.
    2.100%, 04/01/14.............................       1,500  1,512,312
    2.300%, 09/10/15.............................       2,800  2,805,645
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
    4.750%, 10/01/14.............................       1,500  1,581,633
Dominion Resources, Inc.
    5.150%, 07/15/15.............................       1,400  1,531,205
eBay, Inc.
    0.875%, 10/15/13.............................       1,435  1,438,941
Ecolab, Inc.
    1.000%, 08/09/15.............................       2,000  2,006,670
Emerson Electric Co.
    5.625%, 11/15/13.............................       1,200  1,233,625
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................       1,475  1,577,352
Energy Transfer Partners L.P.
    6.000%, 07/01/13.............................         425    428,252
    5.950%, 02/01/15.............................       1,200  1,297,625
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................       2,666  2,852,473
EOG Resources, Inc.
    2.950%, 06/01/15.............................       2,440  2,556,610
Exelon Generation Co. LLC
    5.350%, 01/15/14.............................       1,100  1,136,520
Fifth Third Bancorp
    6.250%, 05/01/13.............................         875    875,000
Fifth Third Bank
    0.900%, 02/26/16.............................       2,000  2,000,968
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................       3,996  4,032,487

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
General Electric Capital Corp.
    2.100%, 01/07/14............................. $       600 $  607,404
    2.150%, 01/09/15.............................       6,000  6,154,386
    1.625%, 07/02/15.............................       2,000  2,037,442
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................       3,000  3,081,744
Goldman Sachs Group, Inc. (The)
    5.250%, 10/15/13.............................         250    255,295
    3.300%, 05/03/15.............................       3,500  3,651,375
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15.............................       1,400  1,481,621
Hess Corp.
    7.000%, 02/15/14.............................         175    183,277
Hewlett-Packard Co.
    1.250%, 09/13/13.............................       1,500  1,502,580
    2.625%, 12/09/14.............................       1,300  1,329,033
HSBC Finance Corp.
    4.750%, 07/15/13.............................       1,575  1,588,523
HSBC USA, Inc.
    2.375%, 02/13/15.............................       1,500  1,545,357
John Deere Capital Corp.
    1.875%, 06/17/13.............................       1,250  1,252,396
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................       2,800  2,937,869
    3.400%, 06/24/15.............................       1,000  1,052,007
KeyCorp
    6.500%, 05/14/13.............................       1,000  1,001,936
    3.750%, 08/13/15.............................       3,000  3,195,045
Kimberly-Clark Corp.
    5.000%, 08/15/13.............................       1,000  1,013,090
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................       1,050  1,161,893
Marathon Oil Corp.
    0.900%, 11/01/15.............................       1,140  1,142,500
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................       4,000  4,438,156
Medtronic, Inc.
    4.750%, 09/15/15.............................       1,087  1,189,847
MetLife, Inc.
    2.375%, 02/06/14.............................         420    426,224
    5.500%, 06/15/14.............................       1,250  1,318,041
    5.000%, 06/15/15.............................         500    544,084
Morgan Stanley
    4.100%, 01/26/15.............................       2,500  2,619,758
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................       2,800  2,923,200
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................         750    757,755
Northrop Grumman Corp.
    3.700%, 08/01/14.............................         800    830,075
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................       1,000  1,007,255

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount^   Value+
                                                      -------   ------
                                                       (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    2.050%, 06/17/13.............................   $     100 $  100,227
    0.750%, 08/14/15.............................       2,000  2,008,098
Pacific Gas & Electric Co.
    4.800%, 03/01/14.............................       3,000  3,104,217
Philip Morris International, Inc.
    4.875%, 05/16/13.............................       1,265  1,267,105
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................       1,330  1,429,283
PNC Funding Corp.
    5.400%, 06/10/14.............................       2,075  2,185,695
PPG Industries, Inc.
    1.900%, 01/15/16.............................       2,050  2,104,108
Praxair, Inc.
    2.125%, 06/14/13.............................       1,000  1,002,120
Procter & Gamble Co. (The)
    4.500%, 05/12/14............................. EUR   4,000  5,495,950
Prudential Financial, Inc.
    6.200%, 01/15/15.............................       2,448  2,661,519
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................       4,000  4,399,804
Qwest Corp.
    7.500%, 10/01/14.............................       2,300  2,484,800
Reynolds American, Inc.
    1.050%, 10/30/15.............................       4,000  4,004,812
Safeway, Inc.
    5.625%, 08/15/14.............................       4,500  4,755,060
Sempra Energy
    2.000%, 03/15/14.............................         416    420,823
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................       1,048  1,089,452
Southern Power Co.
    4.875%, 07/15/15.............................       3,660  3,984,477
Spectra Energy Capital LLC
    5.500%, 03/01/14.............................       1,500  1,558,284
    5.668%, 08/15/14.............................         955  1,013,831
St Jude Medical, Inc.
    2.200%, 09/15/13.............................       3,325  3,346,762
    3.750%, 07/15/14.............................         100    103,992
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................       4,000  4,288,500
Target Corp.
    4.000%, 06/15/13.............................       1,000  1,004,237
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................       2,350  2,478,470
Texas Instruments, Inc.
    0.875%, 05/15/13.............................         500    500,102
Textron, Inc.
    6.200%, 03/15/15.............................       1,500  1,629,525
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................       2,250  2,342,457

                                                         Face
                                                        Amount^    Value+
                                                        -------    ------
                                                         (000)
UNITED STATES -- (Continued)
Time Warner Cable, Inc.
      3.500%, 02/01/15............................. $     4,000 $  4,180,420
Toyota Motor Credit Corp.
      1.000%, 02/17/15.............................       3,000    3,031,458
      0.875%, 07/17/15.............................       2,000    2,013,304
Union Bank NA
      2.125%, 12/16/13.............................       1,400    1,413,829
UnitedHealth Group, Inc.
      5.000%, 08/15/14.............................       1,170    1,237,555
Valero Energy Corp.
      4.750%, 04/01/14.............................       1,125    1,167,237
      4.500%, 02/01/15.............................         900      956,574
Verizon Communications, Inc.
      0.700%, 11/02/15.............................       3,000    2,991,045
Viacom, Inc.
      4.375%, 09/15/14.............................       1,229    1,289,263
Walt Disney Co. (The)
      0.875%, 12/01/14.............................       1,500    1,512,593
WellPoint, Inc.
      5.000%, 12/15/14.............................       2,500    2,671,612
      5.250%, 01/15/16.............................       1,500    1,666,914
Wells Fargo & Co.
      3.750%, 10/01/14.............................       2,300    2,403,939
      1.250%, 02/13/15.............................       1,000    1,011,991
Western Union Co. (The)
      6.500%, 02/26/14.............................       3,500    3,664,090
Williams Partners L.P.
      3.800%, 02/15/15.............................       2,300    2,418,089
Xerox Corp.
      4.250%, 02/15/15.............................       3,500    3,691,499
Zimmer Holdings, Inc.
      1.400%, 11/30/14.............................       1,000    1,010,298
TOTAL UNITED STATES................................              259,226,221
                                                                ------------
TOTAL BONDS........................................              490,527,567
                                                                ------------

AGENCY OBLIGATIONS -- (11.3%)
Federal Home Loan Mortgage Corporation
      5.250%, 04/18/16.............................      15,000   17,142,300
Federal National Mortgage Association
      0.500%, 03/30/16.............................      50,000   50,125,450
                                                                ------------
TOTAL AGENCY OBLIGATIONS...........................               67,267,750
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (6.3%)
U.S. Treasury Notes
@@^^  0.375%, 07/31/13.............................      37,800   37,829,522
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $591,568,241)..............................              $595,624,839
                                                                ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                          -------------------------------------------
                                          Level 1     Level 2    Level 3     Total
                                          -------- ------------  ------- ------------
Bonds
  Australia..............................       -- $ 25,403,688    --    $ 25,403,688
  Austria................................       --    3,089,207    --       3,089,207
  Canada.................................       --   34,374,246    --      34,374,246
  France.................................       --   26,409,461    --      26,409,461
  Germany................................       --   14,856,859    --      14,856,859
  Japan..................................       --    3,734,742    --       3,734,742
  Netherlands............................       --   30,971,125    --      30,971,125
  Supranational Organization Obligations.       --   50,831,160    --      50,831,160
  Sweden.................................       --   17,956,529    --      17,956,529
  Switzerland............................       --    3,502,370    --       3,502,370
  United Kingdom.........................       --   20,171,959    --      20,171,959
  United States..........................       --  259,226,221    --     259,226,221
Agency Obligations.......................       --   67,267,750    --      67,267,750
U.S. Treasury Obligations................       --   37,829,522    --      37,829,522
Forward Currency Contracts**.............       --   (1,373,105)   --      (1,373,105)
Futures Contracts**...................... $297,996           --    --         297,996
Swap Agreements**........................       --    7,155,258    --       7,155,258
                                          -------- ------------    --    ------------
TOTAL.................................... $297,996 $601,406,992    --    $601,704,988
                                          ======== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    595,625
Temporary Cash Investments at Value & Cost.............................................       21,870
Foreign Currencies at Value............................................................          931
Receivables:
  Investment Securities Sold...........................................................        3,029
  Interest.............................................................................        5,579
  Fund Shares Sold.....................................................................        1,053
Unrealized Gain on Swap Contracts......................................................       12,642
Prepaid Expenses and Other Assets......................................................           11
                                                                                        ------------
     Total Assets......................................................................      640,740
                                                                                        ------------
LIABILITIES:
Due to Custodian.......................................................................           86
Payables:
  Investment Securities Purchased......................................................        9,322
  Fund Shares Redeemed.................................................................          176
  Due to Advisor.......................................................................          148
  Futures Margin Variation.............................................................          346
Unrealized Loss on Swap Contracts......................................................        5,487
Unrealized Loss on Forward Currency Contracts..........................................        1,373
Accrued Expenses and Other Liabilities.................................................           13
                                                                                        ------------
     Total Liabilities.................................................................       16,951
                                                                                        ------------
NET ASSETS............................................................................. $    623,789
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   70,364,966
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.87
                                                                                        ============
Investments at Cost.................................................................... $    591,568
                                                                                        ============
Foreign Currencies at Cost............................................................. $        918
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    650,376
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        2,845
Accumulated Net Realized Gain (Loss)...................................................      (39,607)
Net Unrealized Foreign Exchange Gain (Loss)............................................       (1,348)
Net Unrealized Appreciation (Depreciation).............................................       11,523
                                                                                        ------------
NET ASSETS............................................................................. $    623,789
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Interest...................................................................................... $  2,894
                                                                                                 --------
     Total Investment Income....................................................................    2,894
                                                                                                 --------
Expenses
  Investment Advisory Services Fees.............................................................      965
  Accounting & Transfer Agent Fees..............................................................       37
  Custodian Fees................................................................................       11
  Filing Fees...................................................................................       32
  Shareholders' Reports.........................................................................        7
  Directors'/Trustees' Fees & Expenses..........................................................        2
  Professional Fees.............................................................................       15
  Other.........................................................................................        4
                                                                                                 --------
     Total Expenses.............................................................................    1,073
                                                                                                 --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (144)
  Fees Paid Indirectly..........................................................................       (7)
                                                                                                 --------
  Net Expenses..................................................................................      922
                                                                                                 --------
  Net Investment Income (Loss)..................................................................    1,972
                                                                                                 --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................................................       95
    Futures.....................................................................................   (1,738)
    Swap Contracts..............................................................................  (37,340)
    Foreign Currency Transactions...............................................................     (528)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................................................    1,363
    Futures.....................................................................................      151
    Swap Contracts..............................................................................    5,880
    Translation of Foreign Currency Denominated Amounts.........................................      139
                                                                                                 --------
  Net Realized and Unrealized Gain (Loss).......................................................  (31,978)
                                                                                                 --------
Net Increase (Decrease) in Net Assets Resulting from Operations................................. $(30,006)
                                                                                                 ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2013        2012
                                                                                        ----------- ---------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................  $  1,972   $   2,616
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................        95       1,207
    Futures............................................................................    (1,738)     (2,170)
    Swap Contracts.....................................................................   (37,340)    (17,151)
    Foreign Currency Transactions......................................................      (528)      1,374
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     1,363       1,848
    Futures............................................................................       151         112
    Swap Contracts.....................................................................     5,880       3,344
    Translation of Foreign Currency Denominated Amounts................................       139      (1,489)
                                                                                         --------   ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (30,006)    (10,309)
                                                                                         --------   ---------
Distributions From:
  Net Investment Income................................................................      (943)     (2,038)
  Net Short-Term Gains.................................................................      (472)       (151)
  Net Long-Term Gains..................................................................      (472)         --
                                                                                         --------   ---------
     Total Distributions...............................................................    (1,887)     (2,189)
                                                                                         --------   ---------
Capital Share Transactions (1):
  Shares Issued........................................................................   246,453     371,713
  Shares Issued in Lieu of Cash Distributions..........................................     1,797       2,084
  Shares Redeemed......................................................................   (50,647)   (134,001)
                                                                                         --------   ---------
     Net Increase (Decrease) from Capital Share Transactions...........................   197,603     239,796
                                                                                         --------   ---------
     Total Increase (Decrease) in Net Assets...........................................   165,710     227,298
Net Assets
  Beginning of Period..................................................................   458,079     230,781
                                                                                         --------   ---------
  End of Period........................................................................  $623,789   $ 458,079
                                                                                         ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................    26,966      39,879
  Shares Issued in Lieu of Cash Distributions..........................................       195         232
  Shares Redeemed......................................................................    (5,525)    (14,994)
                                                                                         --------   ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    21,636      25,117
                                                                                         ========   =========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).  $  2,845   $   1,816

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                                                        Six Months       Year
                                                                                                           Ended        Ended
                                                                                                         April 30,     Oct. 31,
                                                                                                           2013          2012
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        (Unaudited)
Net Asset Value, Beginning of Period..................................................................  $   9.40      $   9.77
                                                                                                        --------      --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................................      0.03          0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................................     (0.52)        (0.37)
                                                                                                        --------      --------
   Total from Investment Operations...................................................................     (0.49)        (0.30)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................................     (0.02)        (0.06)
  Net Realized Gains..................................................................................     (0.02)        (0.01)
                                                                                                        --------      --------
   Total Distributions................................................................................     (0.04)        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................  $   8.87      $   9.40
====================================================================================================== ===========    ========
Total Return..........................................................................................     (5.37)%(C)    (3.08)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................  $623,789      $458,079
Ratio of Expenses to Average Net Assets...............................................................      0.34%(B)      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly)..................................................      0.39%(B)      0.41%
Ratio of Net Investment Income to Average Net Assets..................................................      0.73%(B)      0.79%
Portfolio Turnover Rate...............................................................................        27%(C)        69%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Period
                                                                                                          Nov. 9,
                                                                                                         2010(a) to
                                                                                                          Oct. 31,
                                                                                                            2011
-----------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period..................................................................  $  10.00
                                                                                                        --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)....................................................................      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)..........................................     (0.27)
                                                                                                        --------
   Total from Investment Operations...................................................................     (0.20)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...............................................................................     (0.03)
  Net Realized Gains..................................................................................        --
                                                                                                        --------
   Total Distributions................................................................................     (0.03)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................  $   9.77
====================================================================================================== ==========
Total Return..........................................................................................     (2.02)%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................  $230,781
Ratio of Expenses to Average Net Assets...............................................................      0.47%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly)..................................................      0.53%(B)(E)
Ratio of Net Investment Income to Average Net Assets..................................................      0.64%(B)(E)
Portfolio Turnover Rate...............................................................................        50%(C)
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt Securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2013, the Portfolio held $116,576,214 in the Subsidiary, representing 18.19% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the six months ended April 30, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. At April 30, 2013, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2013, approximately $144 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $7

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $123 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio. $2

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                        U.S. Government  Other Investment
                                          Securities        Securities
                                       ----------------- -----------------
                                       Purchases  Sales  Purchases  Sales
                                       --------- ------- --------- -------
     DFA Commodity Strategy Portfolio. $114,384  $46,886 $183,315  $95,291

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(18,602)        $1,007        $17,595

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                       Net Investment
                                           Income
                                       and Short-Term   Long-Term
                                       Capital Gains  Capital Gains Total
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2011.............................     $  636           --      $  636
     2012.............................      2,410          $37       2,447

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                            Income
                                        and Short-Term   Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.      $221           $37      $258

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                Total Net
                                  Net Investment                             Distributable
                                    Income and   Undistributed                 Earnings
                                    Short-Term     Long-Term   Capital Loss  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards    Losses)
                                  -------------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio.      $864          $422           --          $1,286

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                          Net
                                                                       Unrealized
                                  Federal   Unrealized   Unrealized   Appreciation
                                  Tax Cost Appreciation Depreciation (Depreciation)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $591,568    $4,462       $(405)        $4,057

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2013, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Commodity Strategy Portfolio*

                                                                Unrealized
                                                     Value at     Foreign
    Settlement Currency                    Contract  April 30,   Exchange
       Date    Amount**      Currency       Amount     2013     Gain (Loss)
    ---------- -------- ------------------ --------  ---------  -----------
     07/23/13   (7,266) Canadian Dollar    $ (7,066) $  (7,199)   $  (133)
     05/23/13  (61,537) Euro                (79,975)   (81,051)    (1,076)
     05/22/13  (14,776) New Zealand Dollar  (12,484)   (12,648)      (164)
                                           --------  ---------    -------
                                           $(99,525) $(100,898)   $(1,373)
                                           ========  =========    =======

* During the six months ended April 30, 2013, the Portfolio's average contract amount of forward currency contracts was $149,407 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2013, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                Expiration Number of  Contract Unrealized
     Description                   Date    Contracts*  Amount  Gain (Loss)
     -----------                ---------- ---------- -------- -----------
     Brent Crude Oil Futures...  06/13/13       3      $  306     $  3
     CBT Corn Futures..........  09/13/13     131       3,800      173
     CBT Red Wheat Futures.....  07/12/13       6         237       14
     CBT Soybean Futures.......  09/13/13      50       3,162        4
     CBT Soybean Meal Futures..  07/12/13       4         166        7
     CBT Soybean Oil Futures...  07/12/13       6         177        2
     CBT Wheat Futures.........  07/12/13       6         219       11
     Coffee 'C' Futures........  07/19/13       3         152       (4)
     Copper High Grade Futures.  07/29/13       5         398        3
     Cotton No. 2 Futures......  07/09/13       3         131        5
     Gasoline RBOB Futures.....  06/28/13       2         234        4

                                  Expiration Number of  Contract Unrealized
   Description                       Date    Contracts*  Amount  Gain (Loss)
   -----------                    ---------- ---------- -------- -----------
   Gold 100oz Futures............  06/26/13       4         589       14
   Heating Oil Futures...........  06/28/13       2         239        4
   LME Nickel Futures............  07/17/13       1          92        1
   LME Prime Aluminum Futures....  07/17/13       6         280       (7)
   LME Zinc Futures..............  07/17/13       3         140       (2)
   Lean Hogs Futures.............  06/14/13       4         148        4
   Light Sweet Crude Oil Futures.  12/19/13      13       1,191       37
   Live Cattle Futures...........  06/28/13       4         195        1
   Natural Gas Futures...........  08/28/13      18         795       17
   Silver Futures................  07/29/13       2         242        7
   Sugar #11 Futures.............  06/28/13      12         237       --
                                                        -------     ----
                                                        $13,130     $298
                                                        =======     ====

The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2013 the Subsidiary's average notional contract amount of outstanding futures contracts was $13,723 (in thousands).

   At April 30, 2013, the Subsidiary had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                Unrealized
                                     Expiration     Notional   Appreciation
    Counterparty                        Date        Amount*   (Depreciation)
    ------------                     ----------     --------  --------------
    Citibank, N.A...................  06/28/13  USD $  2,886     $ 3,265
    Deutsche Bank AG, London Branch.  05/22/13  USD    4,250       1,137
    Deutsche Bank AG, London Branch.  05/22/13  USD    1,600         (96)
    Deutsche Bank AG, London Branch.  05/22/13  USD   (1,600)       (800)
    Deutsche Bank AG, London Branch.  05/22/13  USD   (4,250)     (1,020)
    Deutsche Bank AG, London Branch.  05/29/13  USD    1,601       1,925
    Deutsche Bank AG, London Branch.  05/29/13  USD      218         261
    Deutsche Bank AG, London Branch.  06/19/13  USD     (400)        868
    Deutsche Bank AG, London Branch.  07/31/13  USD  (13,000)     (2,587)
    Deutsche Bank AG, London Branch.  09/30/13  USD   12,999       2,834
    Deutsche Bank AG, London Branch.  11/19/13  USD      400        (984)
    UBS AG..........................  07/29/13  USD    1,956       2,352
                                                    --------     -------
                                                    $  6,660     $ 7,155
                                                    ========     =======

* During the six months ended April 30, 2013 the Subsidiary's average notional value of outstanding swap contracts was $358,702 (in thousands).

   The following is a summary of the location of derivatives on the Portfolio's Statements of Assets and Liabilities as of April 30, 2013:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------

 Commodity Contracts       Payables: Futures Margin
                             Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2013 (amounts in thousands):

                                                            Asset Derivatives Value
                                                         -----------------------------------
                                                                    Foreign
                                          Total Value at Commodity Exchange        Other
                                          April 30, 2013 Contracts Contracts     Contracts
                                          -------------- --------- ---------     ---------
Dimensional Cayman Commodity Fund I, LTD.    $12,940       $298*         --       $12,642

                                                                   LiabilityDerivatives Value
                                                                   -------------------------
                                                                    Foreign
                                          Total Value at           Exchange        Other
                                          April 30, 2013           Contracts     Contracts
                                          --------------           ---------     ---------
Dimensional Cayman Commodity Fund I, LTD.    $(6,860)               $(1,373)      $(5,487)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2013 (amounts in thousands):

Derivative Type      Location of Gain (Loss) on Derivatives Recognized in Income
---------------      -----------------------------------------------------------
Commodity Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                       (Depreciation) of: Futures
Foreign Exchange     Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
  Contracts            Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                       Denominated Amounts
Other Contracts      Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized Appreciation
                       (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2013 (amounts in thousands):

                                                  Realized Gain (Loss) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(40,575)  $(1,738)  $(1,497) $(37,340)

                                                   Change in Unrealized
                                              Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                          --------------------------------------
                                                               Foreign
                                                    Commodity Exchange    Other
                                            Total   Contracts Contracts Contracts
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $  6,156   $   151   $   125  $  5,880

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2013.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolio's prospectus, the Portfolio may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolio had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

At April 30, 2013, three shareholders held 87% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2013
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/12  04/30/13    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,137.00    0.71%    $3.76
   Institutional Class Shares......... $1,000.00 $1,137.80    0.44%    $2.33
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.27    0.71%    $3.56
   Institutional Class Shares......... $1,000.00 $1,022.61    0.44%    $2.21

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,144.20    0.10%    $0.53
     Hypothetical 5% Annual Return. $1,000.00 $1,024.30    0.10%    $0.50

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                           Affiliated Investment Company
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. Large Company Portfolio
              Consumer Discretionary.......................  11.8%
              Consumer Staples.............................  11.1%
              Energy.......................................  10.6%
              Financials...................................  16.1%
              Health Care..................................  12.7%
              Industrials..................................   9.8%
              Information Technology.......................  17.8%
              Materials....................................   3.4%
              Telecommunication Services...................   3.1%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,161,223,267
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,329,211,106)............................. $6,161,223,267
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (90.8%)
 Consumer Discretionary -- (10.7%)
 *   Amazon.com, Inc...................   113,984 $ 28,930,279            0.6%
     Comcast Corp. Class A.............   827,357   34,169,844            0.8%
     Home Depot, Inc. (The)............   468,669   34,376,871            0.8%
     McDonald's Corp...................   314,328   32,105,462            0.7%
     News Corp. Class A................   626,819   19,412,584            0.4%
     Walt Disney Co. (The).............   565,920   35,562,413            0.8%
     Other Securities..................            340,269,297            7.6%
                                                  ------------           -----
 Total Consumer Discretionary..........            524,826,750           11.7%
                                                  ------------           -----
 Consumer Staples -- (10.1%)
     Altria Group, Inc.................   629,995   23,001,117            0.5%
     Coca-Cola Co. (The)............... 1,201,396   50,855,093            1.1%
     CVS Caremark Corp.................   385,922   22,452,942            0.5%
     PepsiCo, Inc......................   483,590   39,881,667            0.9%
     Philip Morris International, Inc..   516,504   49,372,617            1.1%
     Procter & Gamble Co. (The)........   856,245   65,733,929            1.4%
     Wal-Mart Stores, Inc..............   524,287   40,747,586            0.9%
     Other Securities..................            202,265,326            4.6%
                                                  ------------           -----
 Total Consumer Staples................            494,310,277           11.0%
                                                  ------------           -----
 Energy -- (9.6%)
     Chevron Corp......................   608,945   74,297,379            1.6%
     ConocoPhillips....................   382,724   23,135,666            0.5%
 #   Exxon Mobil Corp.................. 1,404,412  124,978,624            2.8%
     Occidental Petroleum Corp.........   252,490   22,537,257            0.5%
     Schlumberger, Ltd.................   416,345   30,988,558            0.7%
     Other Securities..................            198,320,588            4.4%
                                                  ------------           -----
 Total Energy..........................            474,258,072           10.5%
                                                  ------------           -----
 Financials -- (14.6%)
     American Express Co...............   301,242   20,607,965            0.5%
     Bank of America Corp.............. 3,391,650   41,751,211            0.9%
 *   Berkshire Hathaway, Inc. Class B..   571,719   60,785,164            1.3%
     Citigroup, Inc....................   952,508   44,444,023            1.0%
     Goldman Sachs Group, Inc. (The)...   137,158   20,034,669            0.4%
     JPMorgan Chase & Co............... 1,199,732   58,798,865            1.3%
     U.S. Bancorp......................   584,084   19,438,315            0.4%
     Wells Fargo & Co.................. 1,536,523   58,357,144            1.3%
     Other Securities..................            392,772,355            8.8%
                                                  ------------           -----
 Total Financials......................            716,989,711           15.9%
                                                  ------------           -----
 Health Care -- (11.5%)
     AbbVie, Inc.......................   495,465   22,816,163            0.5%
     Amgen, Inc........................   234,598   24,447,458            0.5%
     Bristol-Myers Squibb Co...........   513,234   20,385,654            0.4%
 #*  Gilead Sciences, Inc..............   477,199   24,165,357            0.5%
     Johnson & Johnson.................   876,201   74,678,611            1.7%
     Merck & Co., Inc..................   947,371   44,526,437            1.0%
     Pfizer, Inc....................... 2,253,435   65,507,355            1.5%
     UnitedHealth Group, Inc...........   321,266   19,253,471            0.4%
     Other Securities..................            268,679,378            6.0%
                                                  ------------           -----
 Total Health Care.....................            564,459,884           12.5%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Industrials -- (8.9%)
      3M Co......................................    198,976 $   20,834,777            0.5%
      Boeing Co. (The)...........................    213,320     19,499,581            0.4%
      General Electric Co........................  3,259,372     72,651,402            1.6%
      Union Pacific Corp.........................    147,103     21,765,360            0.5%
#     United Technologies Corp...................    264,337     24,131,325            0.5%
      Other Securities...........................               280,194,339            6.2%
                                                             --------------          ------
Total Industrials................................               439,076,784            9.7%
                                                             --------------          ------
Information Technology -- (16.2%)
^^    Apple, Inc.................................    294,350    130,323,462            2.9%
      Cisco Systems, Inc.........................  1,671,325     34,964,119            0.8%
*     Google, Inc. Class A.......................     83,700     69,016,509            1.5%
#     Intel Corp.................................  1,550,340     37,130,643            0.8%
#     International Business Machines Corp.......    328,386     66,511,300            1.5%
      Microsoft Corp.............................  2,363,005     78,215,465            1.7%
      Oracle Corp................................  1,157,504     37,942,981            0.8%
      QUALCOMM, Inc..............................    538,553     33,185,636            0.7%
      Visa, Inc. Class A.........................    161,649     27,231,391            0.6%
      Other Securities...........................               281,572,689            6.4%
                                                             --------------          ------
Total Information Technology.....................               796,094,195           17.7%
                                                             --------------          ------
Materials -- (3.1%)
      Other Securities...........................               151,117,051            3.4%
                                                             --------------          ------
Telecommunication Services -- (2.8%)
      AT&T, Inc..................................  1,721,362     64,482,220            1.4%
      Verizon Communications, Inc................    895,935     48,299,856            1.1%
      Other Securities...........................                23,977,722            0.5%
                                                             --------------          ------
Total Telecommunication Services.................               136,759,798            3.0%
                                                             --------------          ------
Utilities -- (3.3%)
      Other Securities...........................               162,966,629            3.6%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             4,460,859,151           99.0%
                                                             --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.9%)
^^    State Street Institutional Liquid Reserves. 42,543,274     42,543,274            0.9%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@  DFA Short Term Investment Fund............. 35,470,037    410,388,323            9.1%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,949,024,491)........................              $4,913,790,748          109.0%
                                                             ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  524,826,750           --   --    $  524,826,750
  Consumer Staples............    494,310,277           --   --       494,310,277
  Energy......................    474,258,072           --   --       474,258,072
  Financials..................    716,989,711           --   --       716,989,711
  Health Care.................    564,459,884           --   --       564,459,884
  Industrials.................    439,076,784           --   --       439,076,784
  Information Technology......    796,094,195           --   --       796,094,195
  Materials...................    151,117,051           --   --       151,117,051
  Telecommunication Services..    136,759,798           --   --       136,759,798
  Utilities...................    162,966,629           --   --       162,966,629
Temporary Cash Investments....     42,543,274           --   --        42,543,274
Securities Lending Collateral.             -- $410,388,323   --       410,388,323
Futures Contracts**...........        924,481           --   --           924,481
                               -------------- ------------   --    --------------
TOTAL......................... $4,504,326,906 $410,388,323   --    $4,914,715,229
                               ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                 DFA        U.S. Large
                                                                                            International    Company
                                                                                           Value Portfolio  Portfolio*
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    6,161,223            --
Investments at Value (including $0 and $404,497 of securities on loan, respectively)......             --  $  4,460,859
Temporary Cash Investments at Value & Cost................................................             --        42,543
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       410,388
Segregated Cash for Futures Contracts.....................................................             --         1,764
Receivables:
  Investment Securities Sold..............................................................             --         1,448
  Dividends, Interest and Tax Reclaims....................................................             --         4,093
  Securities Lending Income...............................................................             --            25
  Fund Shares Sold........................................................................          7,223         2,334
  Futures Margin Variation................................................................             --           111
Prepaid Expenses and Other Assets.........................................................             46            34
                                                                                           --------------  ------------
     Total Assets.........................................................................      6,168,492     4,923,599
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................             --       410,388
  Investment Securities Purchased.........................................................             --         1,303
  Fund Shares Redeemed....................................................................          5,310         3,622
  Due to Advisor..........................................................................            968           296
Accrued Expenses and Other Liabilities....................................................            273           475
                                                                                           --------------  ------------
     Total Liabilities....................................................................          6,551       416,084
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,161,941  $  4,507,515
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $7,640 and $0 and shares outstanding of
 431,505 and 0, respectively.............................................................. $        17.71  $        N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $6,154,301 and $4,507,515 and shares
 outstanding of 347,617,717 and 357,489,731, respectively................................. $        17.70  $      12.61
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    5,329,211  $         --
                                                                                           ==============  ============
Investments at Cost....................................................................... $           --  $  2,496,093
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    6,092,346  $  3,012,131
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         52,681        10,934
Accumulated Net Realized Gain (Loss)......................................................       (815,112)     (481,240)
Net Unrealized Foreign Exchange Gain (Loss)...............................................             14            --
Net Unrealized Appreciation (Depreciation)................................................        832,012     1,965,690
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,161,941  $  4,507,515
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              DFA        U.S.
                                                                                         International   Large
                                                                                             Value      Company
                                                                                          Portfolio*   Portfolio
                                                                                         ------------- ---------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $6,791 and $0, respectively)..............   $ 92,101          --
  Interest..............................................................................          4          --
  Income from Securities Lending........................................................      4,862          --
  Expenses Allocated from Affiliated Investment Company.................................     (6,598)         --
                                                                                           --------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..........     90,369          --
                                                                                           --------    --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $50, respectively).................         --    $ 49,029
  Interest..............................................................................         --          34
  Income from Securities Lending........................................................         --         194
                                                                                           --------    --------
     Total Investment Income............................................................         --      49,257
                                                                                           --------    --------
Expenses
  Investment Advisory Services Fees.....................................................         --         530
  Administrative Services Fees..........................................................      5,751       1,066
  Accounting & Transfer Agent Fees......................................................         31         195
  S&P 500(R) Fees.......................................................................         --          45
  Shareholder Servicing Fees --
    Class R2 Shares.....................................................................          9          --
  Custodian Fees........................................................................         --          27
  Filing Fees...........................................................................         63          58
  Shareholders' Reports.................................................................         84          52
  Directors'/Trustees' Fees & Expenses..................................................         24          18
  Professional Fees.....................................................................         56          90
  Other.................................................................................         26          30
                                                                                           --------    --------
     Total Expenses.....................................................................      6,044       2,111
                                                                                           --------    --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C).............................................................................         --          (4)
                                                                                           --------    --------
  Net Expenses..........................................................................      6,044       2,107
                                                                                           --------    --------
  Net Investment Income (Loss)..........................................................     84,325      47,150
                                                                                           --------    --------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities........................         --         409
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................................     93,812     101,692
    Futures.............................................................................         --       4,832
    Foreign Currency Transactions**.....................................................     (1,145)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................................    569,073     420,900
    Futures.............................................................................         --         979
    Translation of Foreign Currency Denominated Amounts.................................         62          --
                                                                                           --------    --------
  Net Realized and Unrealized Gain (Loss)...............................................    661,802     528,812
                                                                                           --------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations.........................   $746,127    $575,962
                                                                                           ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $2 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  DFA International Value    U.S. Large Company
                                                                         Portfolio                Portfolio
                                                                  -----------------------  ----------------------
                                                                  Six Months      Year     Six Months     Year
                                                                     Ended       Ended        Ended      Ended
                                                                   April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                     2013         2012        2013        2012
                                                                  ----------- -----------  ----------- ----------
                                                                  (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................... $   84,325  $   186,021  $   47,150  $   83,523
  Capital Gain Distributions Received from Investment Securities.         --           --         409         543
  Net Realized Gain (Loss) on:
    Investment Securities Sold...................................     93,812       74,190     101,692      68,937
    Futures......................................................         --           --       4,832      12,993
    Foreign Currency Transactions................................     (1,145)        (951)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................    569,073      (96,127)    420,900     393,550
    Futures......................................................         --           --         979      (3,799)
    Translation of Foreign Currency Denominated Amounts..........         62         (209)         --          --
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations.................................................    746,127      162,924     575,962     555,747
                                                                  ----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares..............................................        (62)        (205)         --          --
    Institutional Class Shares...................................    (58,806)    (180,761)    (48,465)    (81,785)
                                                                  ----------  -----------  ----------  ----------
     Total Distributions.........................................    (58,868)    (180,966)    (48,465)    (81,785)
                                                                  ----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued..................................................    603,009    1,339,320     371,505     610,737
  Shares Issued in Lieu of Cash Distributions....................     55,228      168,269      41,917      70,255
  Shares Redeemed................................................   (670,850)  (1,295,677)   (470,740)   (879,631)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions.....    (12,613)     211,912     (57,318)   (198,639)
                                                                  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets.....................    674,646      193,870     470,179     275,323
Net Assets
  Beginning of Period............................................  5,487,295    5,293,425   4,037,336   3,762,013
                                                                  ----------  -----------  ----------  ----------
  End of Period.................................................. $6,161,941  $ 5,487,295  $4,507,515  $4,037,336
                                                                  ==========  ===========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued..................................................     35,976       89,258      31,720      57,663
  Shares Issued in Lieu of Cash Distributions....................      3,393       11,721       3,644       6,768
  Shares Redeemed................................................    (40,456)     (86,334)    (39,888)    (82,571)
                                                                  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...................................................     (1,087)      14,645      (4,524)    (18,140)
                                                                  ==========  ===========  ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).......................................... $   52,681  $    27,224  $   10,934  $   12,249

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                    DFA International Value Portfolio-Class R2 Shares+
                            -----------------------------------------------------------        --------------
                                                                                 Period
                            Six Months     Year     Year      Year     Year     April 30,       Six Months
                               Ended      Ended    Ended     Ended    Ended    2008 (a) to         Ended
                             April 30,   Oct. 31, Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,         April 30,
                               2013        2012     2011      2010     2009       2008             2013
--------------------------------------------------------------------------------------------------------------
                            (Unaudited)                                                         (Unaudited)
Net Asset Value, Beginning
 of Period.................   $15.72      $15.83   $17.82    $17.13   $13.58    $ 26.31        $    15.72
                              ------      ------   ------    ------   ------    -------        ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............     0.22        0.51     0.53      0.37     0.42       0.66              0.24
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........     1.92       (0.13)   (2.00)     1.29     4.10     (11.73)             1.91
                              ------      ------   ------    ------   ------    -------        ----------
   Total from Investment
    Operations.............     2.14        0.38    (1.47)     1.66     4.52     (11.07)             2.15
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................    (0.15)      (0.49)   (0.52)    (0.97)   (0.97)     (1.66)            (0.17)
  Net Realized Gains.......       --          --       --        --       --         --                --
                              ------      ------   ------    ------   ------    -------        ----------
   Total Distributions.....    (0.15)      (0.49)   (0.52)    (0.97)   (0.97)     (1.66)            (0.17)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................   $17.71      $15.72   $15.83    $17.82   $17.13    $ 13.58        $    17.70
=========================== ===========  ======== ========  ======== ======== ===========      ===========
Total Return...............    13.70%(C)    2.70%   (8.53)%   10.60%   34.86%    (44.63)%(C)        13.78%(C)
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...............   $7,640      $6,407   $6,102    $4,952   $3,443    $ 3,372        $6,154,301
Ratio of Expenses to
 Average Net
 Assets (D)................     0.71%(B)    0.71%    0.71%     0.72%    0.74%      0.73%(B)(E)       0.44%(B)
Ratio of Net Investment
 Income to Average Net
 Assets....................     2.72%(B)    3.33%    2.97%     2.11%    2.96%      7.47%(B)(E)       2.95%(B)
--------------------------------------------------------------------------------------------------------------

                             DFA International Value Portfolio-Institutional Class Shares
                            ----------------------------------------------------------------------------
                                                                                 Period
                               Year         Year        Year        Year        Dec. 1,         Year
                              Ended        Ended       Ended       Ended        2007 to        Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                               2012         2011        2010        2009          2008          2007
--------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning
 of Period................. $    15.83  $    17.81   $    16.46  $    12.54  $    25.51      $    22.71
                            ----------  ----------   ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.54        0.58         0.39        0.40        0.74            0.72
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........      (0.12)      (1.99)        1.34        3.92      (12.44)           3.09
                            ----------  ----------   ----------  ----------  ----------      ----------
   Total from Investment
    Operations.............       0.42       (1.41)        1.73        4.32      (11.70)           3.81
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.53)      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)
  Net Realized Gains.......         --          --           --          --       (0.49)          (0.38)
                            ----------  ----------   ----------  ----------  ----------      ----------
   Total Distributions.....      (0.53)      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    15.72  $    15.83   $    17.81  $    16.46  $    12.54      $    25.51
=========================== ==========  ==========   ==========  ==========  ==========      ==========
Total Return...............       2.98%      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $5,480,888  $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069
Ratio of Expenses to
 Average Net
 Assets (D)................       0.45%       0.45%        0.45%       0.46%       0.44%(B)        0.44%
Ratio of Net Investment
 Income to Average Net
 Assets....................       3.54%       3.26%        2.34%       3.00%       3.86%(B)        2.89%
--------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                                U.S. Large Company Portfolio
                                                              -----------------------------------------------------------------

                                                               Six Months       Year        Year         Year          Year
                                                                  Ended        Ended       Ended        Ended         Ended
                                                                April 30,     Oct. 31,    Oct. 31,     Oct. 31,      Oct. 31,
                                                                  2013          2012        2011         2010          2009
--------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................... $    11.15     $     9.90  $     9.34  $     8.16    $   7.62
                                                              ----------     ----------  ----------  ----------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............................       0.13           0.22        0.19        0.18        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)..       1.46           1.25        0.56        1.15        0.55
                                                              ----------     ----------  ----------  ----------    --------
   Total from Investment Operations..........................       1.59           1.47        0.75        1.33        0.73
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................................      (0.13)         (0.22)      (0.19)      (0.15)      (0.19)
                                                              ----------     ----------  ----------  ----------    --------
   Total Distributions.......................................      (0.13)         (0.22)      (0.19)      (0.15)      (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    12.61     $    11.15  $     9.90  $     9.34    $   8.16
============================================================  ===========    ==========  ==========  ==========    ========
Total Return.................................................      14.42%(C)      15.02%       8.09%      16.47%      10.07%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,507,515     $4,037,336  $3,762,013  $3,712,973    $785,689
Ratio of Expenses to Average Net Assets......................       0.10%(B)       0.10%       0.10%       0.10%**     0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees).....................................       0.10%(B)       0.10%       0.10%       0.11%**     0.13%(D)
Ratio of Net Investment Income to Average Net Assets.........       2.24%(B)       2.10%       1.95%       1.99%       2.53%
Portfolio Turnover Rate......................................          1%(C)          4%          4%          1%*       N/A
--------------------------------------------------------------------------------------------------------------------------------

                                                              ---------------------------
                                                                  Period
                                                                 Dec. 1,           Year
                                                                 2007 to          Ended
                                                                 Oct. 31,        Nov. 30,
                                                                   2008            2007
--------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $  11.63        $    11.00
                                                              --------        ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............................     0.20              0.22
 Net Gains (Losses) on Securities (Realized and Unrealized)..    (3.99)             0.62
                                                              --------        ----------
   Total from Investment Operations..........................    (3.79)             0.84
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................................    (0.22)            (0.21)
                                                              --------        ----------
   Total Distributions.......................................    (0.22)            (0.21)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $   7.62        $    11.63
============================================================  ========        ==========
Total Return.................................................   (33.10)%(C)         7.71%
--------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $729,218        $1,002,142
Ratio of Expenses to Average Net Assets......................     0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees).....................................     0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average Net Assets.........     2.10%(B)          1.90%
Portfolio Turnover Rate......................................      N/A               N/A
--------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2013, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of the Feeder Fund commenced operations on April 30, 2008.

   On November 1, 2008, the Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                        Value
Target Fund                     Shares          Acquiring Fund            Shares    (in thousands)
-----------                   ---------- ------------------------------ ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168 Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         Unrealized Appreciation
Target Fund                   Net Assets     (Depreciation)             Acquiring Fund          Net Assets
-----------                   ---------- ----------------------- ------------------------------ ----------
                                                                 U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984         Institutional Index Portfolio   $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

   (a) $43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

   (b) $596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2013, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              Previously
                                                              Recovery       Waived Fees/
                                                Expense    of Previously   Expenses Assumed
                                               Limitation   Waived Fees/   Subject to Future
                                                 Amount   Expenses Assumed     Recovery
                                               ---------- ---------------- -----------------
DFA International Value Portfolio -- Class R2
  Shares (1)..................................    0.79%          --                --
U.S. Large Company Portfolio (2)..............    0.10%         $37              $393

   (1) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the

"Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $153
                    U.S. Large Company Portfolio......  220

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              Purchases  Sales
                                              --------- --------
                U.S. Large Company Portfolio.  $50,259  $156,870

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.       --            $(176)          $176
U.S. Large Company Portfolio......       --               --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2011..............................    $172,660         --       $172,660
    2012..............................     180,966         --        180,966
    U.S. Large Company Portfolio
    2011..............................      74,515         --         74,515
    2012..............................      81,785         --         81,785

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                Total Net
                                   Net Investment                             Distributable
                                     Income and   Undistributed                 Earnings
                                     Short-Term     Long-Term   Capital Loss  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards    Losses)
                                   -------------- ------------- ------------- -------------
DFA International Value Portfolio.    $30,233          --         $(906,903)    $(876,670)
U.S. Large Company Portfolio......     12,462          --          (347,015)     (334,553)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                   ----------------------------------------
                                    2015     2016    2017    2018    2019   Unlimited  Total
                                   ------- -------- ------- ------- ------- --------- --------
DFA International Value Portfolio.      -- $906,903                            --     $906,903
U.S. Large Company Portfolio...... $34,996  100,024 $87,500 $80,822 $43,673    --      347,015

   During the year ended October 31, 2012, the Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. $74,144
                   U.S. Large Company Portfolio......  69,018

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $5,332,884  $  829,215   $    (876)    $  828,339
U.S. Large Company Portfolio......  3,190,237   2,091,600    (368,047)     1,723,553

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2013        Oct. 31, 2012
                                                       ------------------  --------------------
                                                         Amount    Shares     Amount     Shares
                                                       ---------  -------  -----------  -------
DFA International Value Portfolio
Class R2 Shares
 Shares Issued........................................ $     898       53  $     2,362      154
 Shares Issued in Lieu of Cash Distributions..........        62        4          204       14
 Shares Redeemed......................................      (562)     (33)      (2,235)    (146)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     398       24  $       331       22
                                                       =========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 602,111   35,923  $ 1,336,958   89,104
 Shares Issued in Lieu of Cash Distributions..........    55,166    3,389      168,065   11,707
 Shares Redeemed......................................  (670,288) (40,423)  (1,293,442) (86,188)
                                                       ---------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ (13,011)  (1,111) $   211,581   14,623
                                                       =========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2013, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       Approximate
                                            Expiration Number of  Contract Unrealized     Cash
                         Description           Date    Contracts*  Value   Gain (Loss) Collateral
                    ----------------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   06/21/13     583     $46,413     $924         --

* During the six months ended April 30, 2013, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $48,808 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on the Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

                                                     Asset Derivatives Value
                                                     ------------------------
                               Location on the
                           Statements of Assets and
                                 Liabilities             Equity Contracts
                           ------------------------  ------------------------
 U.S. Large Company        Payables: Futures Margin           $924*
   Portfolio                 Variation

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the six months ended April 30, 2013:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

                                           Realized Gain (Loss) on
                                       Derivatives Recognized in Income
                                       --------------------------------
                                                    Equity
                                                  Contracts
                                       --------------------------------
         U.S. Large Company Portfolio.              $4,832

                                             Change in Unrealized
                                        Appreciation (Depreciation) on
                                       Derivatives Recognized in Income
                                       --------------------------------
                                                    Equity
                                                  Contracts
                                       --------------------------------
         U.S. Large Company Portfolio.              $  979

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.92%       $10,747         7          $2        $20,815

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2013.

J. Securities Lending:

   As of April 30, 2013, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $1,297 (in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

N. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

O. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      6             96%
DFA International Value Portfolio -- Institutional Class Shares.      4             66%
U.S. Large Company Portfolio....................................      3             76%

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                         DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/12  04/30/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,184.80    0.11%    $0.60
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,140.00    0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65    0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/12  04/30/13    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,261.20    0.15%    $0.84
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,106.80    0.16%    $0.84
Hypothetical 5% Annual Return........... $1,000.00 $1,024.00    0.16%    $0.80

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,151.90    0.12%    $0.64
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,165.30    0.15%    $0.81
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $  980.70    0.15%    $0.74
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,062.60    0.18%    $0.92
Hypothetical 5% Annual Return........... $1,000.00 $1,023.90    0.18%    $0.90

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,130.50    0.33%    $1.74
Hypothetical 5% Annual Return........... $1,000.00 $1,023.16    0.33%    $1.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  13.4%
Consumer Staples.............................   7.7%
Energy.......................................  20.3%
Financials...................................  24.0%
Health Care..................................   7.8%
Industrials..................................  12.5%
Information Technology.......................   4.9%
Materials....................................   3.4%
Telecommunication Services...................   5.6%
Utilities....................................   0.4%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................   9.8%
Consumer Staples.............................   5.6%
Energy.......................................  12.0%
Financials...................................  36.3%
Health Care..................................   1.2%
Industrials..................................   9.9%
Information Technology.......................   3.5%
Materials....................................  11.3%
Other........................................    --
Telecommunication Services...................   7.6%
Utilities....................................   2.8%
                                              -----
                                              100.0%

         The Japanese Small Company Series
Consumer Discretionary.......................  22.8%
Consumer Staples.............................   8.7%
Energy.......................................   0.6%
Financials...................................  12.7%
Health Care..................................   4.8%
Industrials..................................  28.3%
Information Technology.......................  10.5%
Materials....................................  11.2%
Telecommunication Services...................    --
Utilities....................................   0.4%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

       The Asia Pacific Small Company Series
Consumer Discretionary.......................  28.7%
Consumer Staples.............................   4.7%
Energy.......................................   6.0%
Financials...................................  12.9%
Health Care..................................   5.1%
Industrials..................................  21.0%
Information Technology.......................   5.1%
Materials....................................  10.6%
Other........................................    --
Telecommunication Services...................   3.3%
Utilities....................................   2.6%
                                              -----
                                              100.0%

      The United Kingdom Small Company Series
Consumer Discretionary.......................  26.8%
Consumer Staples.............................   3.6%
Energy.......................................   4.9%
Financials...................................  15.0%
Health Care..................................   2.4%
Industrials..................................  26.9%
Information Technology.......................   8.3%
Materials....................................   7.4%
Telecommunication Services...................   2.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

       The Continental Small Company Series
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   6.8%
Energy.......................................   4.4%
Financials...................................  19.3%
Health Care..................................   9.1%
Industrials..................................  24.2%
Information Technology.......................   9.7%
Materials....................................   8.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   1.9%
Utilities....................................   2.2%
                                              -----
                                              100.0%

         The Canadian Small Company Series
Consumer Discretionary.......................  10.2%
Consumer Staples.............................   4.3%
Energy.......................................  24.6%
Financials...................................   8.3%
Health Care..................................   2.5%
Industrials..................................  12.4%
Information Technology.......................   5.3%
Materials....................................  25.9%
Other........................................    --
Real Estate Investment Trusts................   0.6%
Telecommunication Services...................   0.3%
Utilities....................................   5.6%
                                              -----
                                              100.0%

            The Emerging Markets Series
Consumer Discretionary.......................   8.2%
Consumer Staples.............................   9.7%
Energy.......................................  11.3%
Financials...................................  26.5%
Health Care..................................   1.4%
Industrials..................................   7.3%
Information Technology.......................  14.0%
Materials....................................  11.2%
Other........................................    --
Telecommunication Services...................   7.0%
Utilities....................................   3.4%
                                              -----
                                              100.0%

       The Emerging Markets Small Cap Series
Consumer Discretionary.......................  18.1%
Consumer Staples.............................   9.3%
Energy.......................................   2.2%
Financials...................................  17.7%
Health Care..................................   6.2%
Industrials..................................  17.1%
Information Technology.......................  12.4%
Materials....................................  12.9%
Other........................................    --
Real Estate Investment Trusts................    --
Telecommunication Services...................   0.7%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.9%)
    Carnival Corp........................  2,385,423 $   82,320,948            0.6%
    Comcast Corp. Class A................ 10,008,890    413,367,157            3.2%
    Comcast Corp. Special Class A........  3,843,964    151,029,346            1.2%
#*  General Motors Co....................  2,302,737     71,016,409            0.6%
#   News Corp. Class A...................  2,241,856     69,430,280            0.5%
    Time Warner Cable, Inc...............  1,921,256    180,386,726            1.4%
    Time Warner, Inc.....................  4,853,977    290,170,745            2.3%
    Other Securities.....................               465,752,512            3.6%
                                                     --------------           -----
Total Consumer Discretionary.............             1,723,474,123           13.4%
                                                     --------------           -----
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co............  3,155,848    107,109,481            0.8%
    CVS Caremark Corp....................  6,004,478    349,340,530            2.7%
    Mondelez International, Inc. Class A.  7,330,703    230,550,609            1.8%
    Other Securities.....................               305,954,763            2.4%
                                                     --------------           -----
Total Consumer Staples...................               992,955,383            7.7%
                                                     --------------           -----
Energy -- (19.5%)
    Anadarko Petroleum Corp..............  2,478,744    210,098,341            1.6%
    Apache Corp..........................  1,208,836     89,308,804            0.7%
    Chevron Corp.........................  3,863,466    471,381,487            3.7%
    ConocoPhillips.......................  5,899,107    356,601,018            2.8%
#   Hess Corp............................  1,567,373    113,132,983            0.9%
    Marathon Oil Corp....................  3,447,108    112,617,018            0.9%
    Marathon Petroleum Corp..............  1,791,952    140,417,359            1.1%
    National Oilwell Varco, Inc..........  1,661,481    108,361,791            0.8%
    Occidental Petroleum Corp............  1,349,242    120,433,341            0.9%
    Phillips 66..........................  2,926,797    178,388,277            1.4%
*   Transocean, Ltd......................  1,261,179     64,912,883            0.5%
    Valero Energy Corp...................  2,806,975    113,177,232            0.9%
    Other Securities.....................               525,193,006            4.1%
                                                     --------------           -----
Total Energy.............................             2,604,023,540           20.3%
                                                     --------------           -----
Financials -- (23.1%)
*   American International Group, Inc....  6,622,622    274,309,003            2.1%
#   Bank of America Corp................. 38,925,898    479,177,804            3.7%
#   Bank of New York Mellon Corp. (The)..  3,040,229     85,795,262            0.7%
    Citigroup, Inc....................... 10,372,454    483,978,704            3.8%
#   CME Group, Inc.......................  1,599,345     97,336,137            0.8%
    Goldman Sachs Group, Inc. (The)......    786,395    114,868,718            0.9%
#   JPMorgan Chase & Co..................  3,775,507    185,037,598            1.4%
    Loews Corp...........................  2,050,343     91,588,822            0.7%
    MetLife, Inc.........................  4,759,859    185,586,902            1.4%
    Morgan Stanley.......................  6,429,315    142,409,327            1.1%
    Prudential Financial, Inc............  2,287,609    138,217,336            1.1%
#   SunTrust Banks, Inc..................  2,564,707     75,017,680            0.6%
    Other Securities.....................               721,595,925            5.6%
                                                     --------------           -----
Total Financials.........................             3,074,919,218           23.9%
                                                     --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                               Percentage
                                                   Shares        Value+      of Net Assets**
                                                   ------        ------      ---------------
Health Care -- (7.5%)
#     Aetna, Inc.................................  1,693,713 $    97,286,875            0.8%
      Pfizer, Inc................................  9,837,358     285,971,997            2.2%
      Thermo Fisher Scientific, Inc..............  1,932,026     155,875,858            1.2%
#     WellPoint, Inc.............................  1,824,634     133,052,311            1.0%
      Other Securities...........................                326,119,456            2.6%
                                                             ---------------          ------
Total Health Care................................                998,306,497            7.8%
                                                             ---------------          ------
Industrials -- (12.0%)
      CSX Corp...................................  5,517,066     135,664,653            1.1%
#     General Electric Co........................ 19,480,526     434,220,925            3.4%
      Norfolk Southern Corp......................  1,681,939     130,215,717            1.0%
#     Northrop Grumman Corp......................  1,364,645     103,358,212            0.8%
      Union Pacific Corp.........................  2,173,679     321,617,545            2.5%
      Other Securities...........................                478,671,027            3.7%
                                                             ---------------          ------
Total Industrials................................              1,603,748,079           12.5%
                                                             ---------------          ------
Information Technology -- (4.7%)
#     Hewlett-Packard Co.........................  5,006,539     103,134,703            0.8%
*     Yahoo!, Inc................................  4,116,468     101,800,254            0.8%
      Other Securities...........................                425,616,152            3.3%
                                                             ---------------          ------
Total Information Technology.....................                630,551,109            4.9%
                                                             ---------------          ------
Materials -- (3.3%)
#     Freeport-McMoRan Copper & Gold, Inc........  2,348,639      71,469,085            0.6%
      International Paper Co.....................  2,224,458     104,505,037            0.8%
      Other Securities...........................                267,195,954            2.0%
                                                             ---------------          ------
Total Materials..................................                443,170,076            3.4%
                                                             ---------------          ------
Telecommunication Services -- (5.4%)
      AT&T, Inc.................................. 13,051,893     488,923,912            3.8%
#     CenturyLink, Inc...........................  2,353,137      88,407,357            0.7%
*     Sprint Nextel Corp......................... 13,961,200      98,426,460            0.7%
      Other Securities...........................                 44,313,466            0.4%
                                                             ---------------          ------
Total Telecommunication Services.................                720,071,195            5.6%
                                                             ---------------          ------
Utilities -- (0.4%)
      Other Securities...........................                 46,400,297            0.4%
                                                             ---------------          ------
TOTAL COMMON STOCKS..............................             12,837,619,517           99.9%
                                                             ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves. 37,139,776      37,139,776            0.3%
                                                             ---------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund............. 40,224,004     465,391,729            3.6%
                                                             ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,150,048,349)........................              $13,340,151,022          103.8%
                                                             ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,723,474,123           --   --    $ 1,723,474,123
  Consumer Staples............     992,955,383           --   --        992,955,383
  Energy......................   2,604,023,540           --   --      2,604,023,540
  Financials..................   3,074,919,218           --   --      3,074,919,218
  Health Care.................     998,306,497           --   --        998,306,497
  Industrials.................   1,603,748,079           --   --      1,603,748,079
  Information Technology......     630,551,109           --   --        630,551,109
  Materials...................     443,170,076           --   --        443,170,076
  Telecommunication Services..     720,071,195           --   --        720,071,195
  Utilities...................      46,400,297           --   --         46,400,297
Temporary Cash Investments....      37,139,776           --   --         37,139,776
Securities Lending Collateral.              -- $465,391,729   --        465,391,729
                               --------------- ------------   --    ---------------
TOTAL......................... $12,874,759,293 $465,391,729   --    $13,340,151,022
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
COMMON STOCKS -- (88.0%)
AUSTRALIA -- (5.0%)
    Suncorp Group, Ltd...............  3,736,013 $   50,317,710            0.6%
    Wesfarmers, Ltd..................  2,584,670    116,279,925            1.4%
    Other Securities.................               291,706,689            3.6%
                                                 --------------          ------
TOTAL AUSTRALIA......................               458,304,324            5.6%
                                                 --------------          ------
AUSTRIA -- (0.2%)
    Other Securities.................                22,620,434            0.3%
                                                 --------------          ------
BELGIUM -- (1.1%)
    Other Securities.................                97,018,246            1.2%
                                                 --------------          ------
CANADA -- (8.7%)
    Canadian Natural Resources, Ltd..  1,849,320     54,243,293            0.7%
    Goldcorp, Inc....................  1,686,234     49,911,656            0.6%
#   Manulife Financial Corp..........  4,587,163     67,797,764            0.8%
#   Sun Life Financial, Inc..........  1,565,269     44,155,983            0.6%
    Suncor Energy, Inc...............  3,750,370    116,928,008            1.4%
#   Thomson Reuters Corp.............  1,832,184     61,378,937            0.8%
    Other Securities.................               404,553,580            4.9%
                                                 --------------          ------
TOTAL CANADA.........................               798,969,221            9.8%
                                                 --------------          ------
DENMARK -- (1.2%)
    Other Securities.................               108,958,158            1.3%
                                                 --------------          ------
FINLAND -- (0.5%)
    Other Securities.................                48,558,445            0.6%
                                                 --------------          ------
FRANCE -- (8.2%)
#   AXA SA...........................  4,004,754     74,995,536            0.9%
    BNP Paribas SA...................  1,973,903    110,060,678            1.4%
    Cie de St-Gobain.................  1,039,077     41,613,919            0.5%
    France Telecom SA................  3,875,091     41,383,566            0.5%
#   GDF Suez.........................  3,247,971     69,637,459            0.9%
*   Societe Generale SA..............  1,823,515     66,242,789            0.8%
    Vivendi SA.......................  3,686,124     83,497,667            1.0%
    Other Securities.................               259,788,588            3.2%
                                                 --------------          ------
TOTAL FRANCE.........................               747,220,202            9.2%
                                                 --------------          ------
GERMANY -- (7.4%)
#   Allianz SE.......................    517,629     76,567,951            0.9%
#   Allianz SE ADR...................  2,811,910     41,475,672            0.5%
    Bayerische Motoren Werke AG......    663,299     61,335,322            0.8%
    Daimler AG.......................  2,088,586    115,801,750            1.4%
    Deutsche Bank AG.................  1,538,807     70,835,958            0.9%
#   E.ON SE..........................  3,592,972     65,250,322            0.8%
#   Muenchener Rueckversicherungs AG.    395,244     79,169,861            1.0%
    Other Securities.................               164,745,466            2.0%
                                                 --------------          ------
TOTAL GERMANY........................               675,182,302            8.3%
                                                 --------------          ------
GREECE -- (0.0%)
    Other Securities.................                 3,881,280            0.0%
                                                 --------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   63,182,649            0.8%
    Other Securities........................               129,361,801            1.6%
                                                        --------------          ------
TOTAL HONG KONG.............................               192,544,450            2.4%
                                                        --------------          ------
IRELAND -- (0.1%)
    Other Securities........................                13,278,889            0.2%
                                                        --------------          ------
ISRAEL -- (0.3%)
    Other Securities........................                31,737,065            0.4%
                                                        --------------          ------
ITALY -- (1.1%)
*   UniCredit SpA...........................  8,189,815     42,805,198            0.5%
    Other Securities........................                55,555,418            0.7%
                                                        --------------          ------
TOTAL ITALY.................................                98,360,616            1.2%
                                                        --------------          ------
JAPAN -- (17.8%)
    Mitsubishi Corp.........................  3,047,600     54,863,679            0.7%
    Mitsubishi Heavy Industries, Ltd........  7,405,000     51,065,254            0.6%
    Mitsubishi UFJ Financial Group, Inc..... 22,830,706    154,902,674            1.9%
    Mitsui & Co., Ltd.......................  3,522,000     48,521,389            0.6%
    Nomura Holdings, Inc....................  7,769,100     63,494,551            0.8%
    Other Securities........................             1,260,958,457           15.4%
                                                        --------------          ------
TOTAL JAPAN.................................             1,633,806,004           20.0%
                                                        --------------          ------
NETHERLANDS -- (2.5%)
*   ING Groep NV............................  5,697,333     46,933,717            0.6%
    Koninklijke Philips Electronics NV......  1,957,968     54,192,709            0.7%
    Other Securities........................               125,436,586            1.5%
                                                        --------------          ------
TOTAL NETHERLANDS...........................               226,563,012            2.8%
                                                        --------------          ------
NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,442,372            0.1%
                                                        --------------          ------
NORWAY -- (1.0%)
    Other Securities........................                89,934,209            1.1%
                                                        --------------          ------
PORTUGAL -- (0.1%)
    Other Securities........................                 6,134,640            0.1%
                                                        --------------          ------
SINGAPORE -- (1.2%)
    Other Securities........................               109,000,646            1.3%
                                                        --------------          ------
SPAIN -- (1.8%)
    Banco Santander SA......................  8,322,004     60,097,740            0.8%
    Other Securities........................               107,810,382            1.3%
                                                        --------------          ------
TOTAL SPAIN.................................               167,908,122            2.1%
                                                        --------------          ------
SWEDEN -- (3.1%)
    Nordea Bank AB..........................  5,366,449     64,574,595            0.8%
#   Telefonaktiebolaget LM Ericsson Class B.  4,713,081     58,613,629            0.7%
    Other Securities........................               156,800,588            1.9%
                                                        --------------          ------
TOTAL SWEDEN................................               279,988,812            3.4%
                                                        --------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
SWITZERLAND -- (6.4%)
      Credit Suisse Group AG........................................   1,685,212 $   46,800,075            0.6%
      Holcim, Ltd...................................................     887,877     69,258,838            0.8%
      Swiss Re AG...................................................   1,108,107     88,184,915            1.1%
      UBS AG........................................................   5,895,747    105,170,761            1.3%
      Zurich Insurance Group AG.....................................     236,698     66,143,271            0.8%
      Other Securities..............................................                212,188,323            2.6%
                                                                                 --------------          ------
TOTAL SWITZERLAND...................................................                587,746,183            7.2%
                                                                                 --------------          ------
UNITED KINGDOM -- (18.1%)
      Barclays P.L.C................................................  11,591,752     51,727,912            0.6%
#     Barclays P.L.C. Sponsored ADR.................................   4,591,659     82,558,029            1.0%
#     BP P.L.C. Sponsored ADR.......................................   5,486,298    239,202,592            2.9%
#     HSBC Holdings P.L.C. Sponsored ADR............................   1,661,423     91,145,665            1.1%
      Kingfisher P.L.C..............................................  10,285,817     50,118,996            0.6%
*     Lloyds Banking Group P.L.C....................................  82,680,839     70,236,780            0.9%
      Old Mutual P.L.C..............................................  13,164,620     41,989,733            0.5%
#     Royal Dutch Shell P.L.C. ADR..................................   3,323,210    231,926,826            2.8%
      Vodafone Group P.L.C..........................................  34,976,333    106,723,100            1.3%
      Vodafone Group P.L.C. Sponsored ADR...........................   8,116,661    248,288,660            3.1%
      Xstrata P.L.C.................................................   5,211,952     78,431,883            1.0%
      Other Securities..............................................                366,277,452            4.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM................................................              1,658,627,628           20.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              8,062,785,260           98.9%
                                                                                 --------------          ------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities..............................................                 26,234,060            0.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..............................................                  1,722,022            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................  92,826,275  1,074,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $29,728 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $30,383) to be repurchased at $29,787.... $        30         29,787            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................              1,074,029,787           13.2%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,013,442,781)...........................................               $9,164,771,129          112.4%
                                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $    3,531,691 $  454,772,633   --    $  458,304,324
  Austria.....................             --     22,620,434   --        22,620,434
  Belgium.....................      3,306,779     93,711,467   --        97,018,246
  Canada......................    798,969,221             --   --       798,969,221
  Denmark.....................             --    108,958,158   --       108,958,158
  Finland.....................      1,353,012     47,205,433   --        48,558,445
  France......................      5,640,035    741,580,167   --       747,220,202
  Germany.....................    101,938,532    573,243,770   --       675,182,302
  Greece......................             --      3,881,280   --         3,881,280
  Hong Kong...................             --    192,544,450   --       192,544,450
  Ireland.....................      5,183,802      8,095,087   --        13,278,889
  Israel......................      2,263,802     29,473,263   --        31,737,065
  Italy.......................     15,633,330     82,727,286   --        98,360,616
  Japan.......................    107,502,998  1,526,303,006   --     1,633,806,004
  Netherlands.................     12,761,638    213,801,374   --       226,563,012
  New Zealand.................             --      6,442,372   --         6,442,372
  Norway......................        277,936     89,656,273   --        89,934,209
  Portugal....................             --      6,134,640   --         6,134,640
  Singapore...................             --    109,000,646   --       109,000,646
  Spain.......................     10,049,849    157,858,273   --       167,908,122
  Sweden......................     11,721,114    268,267,698   --       279,988,812
  Switzerland.................     82,499,635    505,246,548   --       587,746,183
  United Kingdom..............    944,918,493    713,709,135   --     1,658,627,628
Preferred Stocks..............
  Germany.....................             --     26,234,060   --        26,234,060
Rights/Warrants...............
  Spain.......................             --      1,722,022   --         1,722,022
Securities Lending Collateral.             --  1,074,029,787   --     1,074,029,787
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,551,867 $7,057,219,262   --    $9,164,771,129
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (86.9%)
Consumer Discretionary -- (19.8%)
#   Accordia Golf Co., Ltd...............     5,759 $  6,542,864            0.3%
    Aoyama Trading Co., Ltd..............   315,900    9,453,137            0.4%
    Autobacs Seven Co., Ltd..............   378,000    6,369,867            0.3%
*   Haseko Corp.......................... 7,564,500   11,050,940            0.5%
    Onward Holdings Co., Ltd.............   750,000    7,008,553            0.3%
    Resorttrust, Inc.....................   190,308    6,484,754            0.3%
    Shimachu Co., Ltd....................   269,200    7,112,765            0.3%
#   Tokyo Dome Corp......................   984,200    7,604,167            0.3%
    TS Tech Co., Ltd.....................   237,100    7,200,077            0.3%
    Other Securities.....................            434,210,042           19.5%
                                                    ------------           -----
Total Consumer Discretionary.............            503,037,166           22.5%
                                                    ------------           -----
Consumer Staples -- (7.6%)
    Nichirei Corp........................ 1,248,000    7,341,778            0.3%
    Pigeon Corp..........................    95,800    8,241,597            0.4%
    Sapporo Holdings, Ltd................ 1,751,000    7,971,794            0.4%
#   Takara Holdings, Inc.................   834,500    7,160,239            0.3%
    Other Securities.....................            162,030,880            7.2%
                                                    ------------           -----
Total Consumer Staples...................            192,746,288            8.6%
                                                    ------------           -----
Energy -- (0.5%)
    Other Securities.....................             13,433,176            0.6%
                                                    ------------           -----
Financials -- (11.0%)
    Daikyo, Inc.......................... 1,923,000    7,436,992            0.3%
    Daishi Bank, Ltd. (The).............. 1,819,000    7,195,403            0.3%
    Heiwa Real Estate Co., Ltd...........   252,000    6,420,815            0.3%
    Higo Bank, Ltd. (The)................   961,000    6,516,746            0.3%
    Hokkoku Bank, Ltd. (The)............. 1,524,000    6,465,966            0.3%
    Hyakugo Bank, Ltd. (The)............. 1,343,609    6,726,384            0.3%
    Juroku Bank, Ltd. (The).............. 1,697,000    7,214,824            0.3%
    Kiyo Holdings, Inc................... 3,822,900    6,672,335            0.3%
    Musashino Bank, Ltd. (The)...........   179,600    7,635,869            0.3%
    Ogaki Kyoritsu Bank, Ltd. (The)...... 1,749,000    6,504,081            0.3%
    San-In Godo Bank, Ltd. (The).........   902,000    7,692,916            0.3%
    Tokai Tokyo Financial Holdings, Inc..   974,500    8,862,135            0.4%
    Other Securities.....................            194,388,451            8.8%
                                                    ------------           -----
Total Financials.........................            279,732,917           12.5%
                                                    ------------           -----
Health Care -- (4.2%)
    Kaken Pharmaceutical Co., Ltd........   364,000    6,454,551            0.3%
    Nihon Kohden Corp....................   180,400    6,927,511            0.3%
#   Nipro Corp...........................   728,700    7,274,059            0.3%
    Ship Healthcare Holdings, Inc........   184,300    7,093,962            0.3%
    Other Securities.....................             78,315,659            3.5%
                                                    ------------           -----
Total Health Care........................            106,065,742            4.7%
                                                    ------------           -----
Industrials -- (24.6%)
    Fujikura, Ltd........................ 2,032,000    7,614,657            0.3%
#   Furukawa Electric Co., Ltd........... 2,638,000    6,675,660            0.3%
    Glory, Ltd...........................   246,600    6,776,425            0.3%
    Hitachi Zosen Corp................... 4,351,500    7,235,520            0.3%
    Kawasaki Kisen Kaisha, Ltd........... 3,720,000    8,185,247            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     Percentage
                                                                          Shares       Value++     of Net Assets**
                                                                          ------       -------     ---------------
Industrials -- (Continued)
#     Minebea Co., Ltd.................................................   1,975,000 $    6,312,098            0.3%
#     Mitsui Engineering & Shipbuilding Co., Ltd.......................   4,072,000      7,534,417            0.3%
#     Mori Seiki Co., Ltd..............................................     541,700      6,807,497            0.3%
#     NTN Corp.........................................................   2,638,000      6,727,343            0.3%
      Sankyu, Inc......................................................   1,490,000      6,659,659            0.3%
      Sanwa Holdings Corp..............................................   1,215,000      7,373,305            0.3%
      Seino Holdings Co., Ltd..........................................     763,000      6,674,879            0.3%
      Tadano, Ltd......................................................     578,579      7,242,471            0.3%
      Other Securities.................................................                534,306,169           24.0%
                                                                                    --------------          ------
Total Industrials......................................................                626,125,347           28.0%
                                                                                    --------------          ------
Information Technology -- (9.1%)
      Alps Electric Co., Ltd...........................................   1,084,100      8,264,325            0.4%
      Horiba, Ltd......................................................     218,850      7,912,424            0.4%
      IT Holdings Corp.................................................     445,001      6,680,243            0.3%
      Taiyo Yuden Co., Ltd.............................................     619,100      8,967,824            0.4%
      Other Securities.................................................                199,744,457            8.9%
                                                                                    --------------          ------
Total Information Technology...........................................                231,569,273           10.4%
                                                                                    --------------          ------
Materials -- (9.7%)
      Mitsui Mining & Smelting Co., Ltd................................   3,218,000      7,252,983            0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   2,274,000      6,816,692            0.3%
#     Tosoh Corp.......................................................   2,648,000      8,733,620            0.4%
#     Toyobo Co., Ltd..................................................   4,659,000      8,131,029            0.4%
      Other Securities.................................................                215,713,604            9.6%
                                                                                    --------------          ------
Total Materials........................................................                246,647,928           11.0%
                                                                                    --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities.................................................                    778,587            0.0%
                                                                                    --------------          ------
Utilities -- (0.4%)
      Other Securities.................................................                  9,930,498            0.5%
                                                                                    --------------          ------
TOTAL COMMON STOCKS....................................................              2,210,066,922           98.8%
                                                                                    --------------          ------

                                                                          Shares/
                                                                           Face
                                                                          Amount       Value+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@  DFA Short Term Investment Fund...................................  28,694,901    332,000,000           14.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $156,035 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $159,474) to be repurchased at $156,348............... $       156        156,347            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                332,156,347           14.8%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,346,323,895)..............................................               $2,542,223,269          113.6%
                                                                                    ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary...... $2,291,045 $  500,746,121   --    $  503,037,166
  Consumer Staples............         --    192,746,288   --       192,746,288
  Energy......................         --     13,433,176   --        13,433,176
  Financials..................         --    279,732,917   --       279,732,917
  Health Care.................         --    106,065,742   --       106,065,742
  Industrials.................         --    626,125,347   --       626,125,347
  Information Technology......         --    231,569,273   --       231,569,273
  Materials...................         --    246,647,928   --       246,647,928
  Telecommunication Services..         --        778,587   --           778,587
  Utilities...................         --      9,930,498   --         9,930,498
Securities Lending Collateral.         --    332,156,347   --       332,156,347
                               ---------- --------------   --    --------------
TOTAL......................... $2,291,045 $2,539,932,224   --    $2,542,223,269
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (80.0%)
AUSTRALIA -- (41.8%)
    Adelaide Brighton, Ltd................  1,442,564 $  5,090,254            0.5%
    Ansell, Ltd...........................    414,608    6,798,095            0.6%
    Aristocrat Leisure, Ltd...............  2,580,305   10,545,875            0.9%
    Arrium, Ltd...........................  6,037,433    5,338,333            0.5%
    Australian Infrastructure Fund........  3,606,473   11,777,824            1.0%
    Beach Energy, Ltd.....................  5,953,760    8,410,117            0.7%
*   BlueScope Steel, Ltd..................  2,479,552   12,767,776            1.1%
#   Bradken, Ltd..........................  1,022,589    5,457,992            0.5%
#   carsales.com, Ltd.....................  1,220,399   12,244,595            1.1%
#   CSR, Ltd..............................  2,700,745    5,687,955            0.5%
#   David Jones, Ltd......................  3,152,271    9,743,769            0.9%
#   Downer EDI, Ltd.......................  2,033,977   10,369,340            0.9%
#   DuluxGroup, Ltd.......................  2,216,962   10,791,603            1.0%
    Envestra, Ltd.........................  6,189,006    6,730,567            0.6%
#   Fairfax Media, Ltd....................  7,895,659    5,326,072            0.5%
#*  Goodman Fielder, Ltd..................  9,040,600    7,269,865            0.6%
#   GrainCorp, Ltd. Class A...............    828,668   11,009,709            1.0%
    Invocare, Ltd.........................    633,106    7,663,599            0.7%
    IOOF Holdings, Ltd....................  1,074,600    9,828,713            0.9%
#   Iress, Ltd............................    603,773    5,235,671            0.5%
#   JB Hi-Fi, Ltd.........................    582,072    9,663,897            0.9%
#   Mineral Resources, Ltd................    535,822    5,425,566            0.5%
#   Monadelphous Group, Ltd...............    232,938    5,061,629            0.5%
#   Myer Holdings, Ltd....................  3,564,925   11,873,253            1.0%
#   Navitas, Ltd..........................  1,189,617    6,676,214            0.6%
#   Perpetual, Ltd........................    226,579    9,682,608            0.9%
#   Primary Health Care, Ltd..............  1,709,571    9,343,356            0.8%
    REA Group, Ltd........................    162,151    5,232,021            0.5%
    Reece Australia, Ltd..................    238,257    5,746,614            0.5%
    Spark Infrastructure Group............  3,454,752    6,412,146            0.6%
#   Super Retail Group, Ltd...............  1,291,875   17,641,955            1.6%
    TPG Telecom, Ltd......................  1,569,063    5,895,973            0.5%
#   UGL, Ltd..............................    614,661    6,415,406            0.6%
    Other Securities......................             319,052,173           27.3%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             592,210,535           51.8%
                                                      ------------           -----

CANADA -- (0.0%)
    Other Securities......................                 122,963            0.0%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,998,166            0.2%
                                                      ------------           -----

HONG KONG -- (19.6%)
#   Esprit Holdings, Ltd.................. 10,193,650   14,335,770            1.3%
#   Giordano International, Ltd...........  7,892,000    7,931,135            0.7%
#   Luk Fook Holdings International, Ltd..  2,042,000    5,821,518            0.5%
    Melco International Development, Ltd..  6,017,000   11,742,966            1.0%
    Pacific Basin Shipping, Ltd...........  9,981,000    5,709,571            0.5%
#   SA SA International Holdings, Ltd.....  6,588,000    6,902,960            0.6%
    Vitasoy International Holdings, Ltd...  4,061,000    4,948,221            0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
HONG KONG -- (Continued)
      Xinyi Glass Holdings, Ltd......................................  11,762,000 $    8,066,281            0.7%
      Other Securities...............................................                211,784,246           18.6%
                                                                                  --------------          ------
TOTAL HONG KONG......................................................                277,242,668           24.3%
                                                                                  --------------          ------

NEW ZEALAND -- (6.1%)
#     Fisher & Paykel Healthcare Corp., Ltd..........................   3,204,679      7,286,306            0.6%
      Infratil, Ltd..................................................   2,502,956      4,946,282            0.4%
      Port of Tauranga, Ltd..........................................     528,322      7,021,580            0.6%
#     Ryman Healthcare, Ltd..........................................   1,710,210      8,947,573            0.8%
      Sky Network Television, Ltd....................................   1,006,593      4,938,815            0.4%
      SKYCITY Entertainment Group, Ltd...............................   3,254,988     12,450,784            1.1%
      Other Securities...............................................                 41,274,728            3.7%
                                                                                  --------------          ------
TOTAL NEW ZEALAND....................................................                 86,866,068            7.6%
                                                                                  --------------          ------

SINGAPORE -- (12.4%)
*     Biosensors International Group, Ltd............................   5,439,237      5,313,428            0.5%
      Singapore Post, Ltd............................................   8,035,120      8,420,456            0.7%
      Venture Corp., Ltd.............................................   1,221,000      8,247,318            0.7%
      Other Securities...............................................                154,187,196           13.5%
                                                                                  --------------          ------
TOTAL SINGAPORE......................................................                176,168,398           15.4%
                                                                                  --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...............................................                    316,866            0.0%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              1,134,925,664           99.3%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...............................................                     54,322            0.0%
                                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------

SINGAPORE -- (0.0%)
      Other Securities...............................................                      4,384            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                     58,706            0.0%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (20.0%)
(S)@  DFA Short Term Investment Fund.................................  24,459,810    283,000,000           24.8%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $226,399 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $231,389) to be repurchased at
       $226,853...................................................... $       227        226,852            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                283,226,852           24.8%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,293,282,212)............................................               $1,418,211,222          124.1%
                                                                                  ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Australia................... $   18,786 $  592,191,749   --    $  592,210,535
  Canada......................          2        122,961   --           122,963
  China.......................    239,332      1,758,834   --         1,998,166
  Hong Kong...................    162,511    277,080,157   --       277,242,668
  New Zealand.................         --     86,866,068   --        86,866,068
  Singapore...................    425,416    175,742,982   --       176,168,398
  United States...............    316,866             --   --           316,866
Rights/Warrants
  Australia...................         --         54,322   --            54,322
  Hong Kong...................         --             --   --                --
  Singapore...................         --          4,384   --             4,384
Securities Lending Collateral.         --    283,226,852   --       283,226,852
                               ---------- --------------   --    --------------
TOTAL......................... $1,162,913 $1,417,048,309   --    $1,418,211,222
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (26.0%)
*   Barratt Developments P.L.C.........  4,717,626 $ 22,837,159            1.4%
    Bellway P.L.C......................    511,971   10,709,303            0.6%
    Berkeley Group Holdings P.L.C......    597,347   19,368,537            1.2%
    Bovis Homes Group P.L.C............    875,787   10,450,186            0.6%
    Daily Mail & General Trust P.L.C...  1,312,593   14,027,068            0.8%
    Greene King P.L.C..................  1,421,372   16,064,330            1.0%
    Inchcape P.L.C.....................  2,090,755   16,298,929            1.0%
    Informa P.L.C......................  2,624,520   19,528,851            1.2%
    ITV P.L.C..........................  7,691,118   15,039,393            0.9%
    Ladbrokes P.L.C....................  3,967,821   11,683,417            0.7%
    Persimmon P.L.C....................  1,455,388   24,448,613            1.5%
    Taylor Wimpey P.L.C................ 15,614,170   22,592,584            1.4%
    UBM P.L.C..........................    964,330   10,967,554            0.7%
    William Hill P.L.C.................  4,017,244   26,619,844            1.6%
    Other Securities...................             201,412,340           11.9%
                                                   ------------           -----
Total Consumer Discretionary...........             442,048,108           26.5%
                                                   ------------           -----
Consumer Staples -- (3.5%)
    Booker Group P.L.C.................  6,674,336   12,345,287            0.7%
    Other Securities...................              47,225,018            2.9%
                                                   ------------           -----
Total Consumer Staples.................              59,570,305            3.6%
                                                   ------------           -----
Energy -- (4.7%)
*   Afren P.L.C........................  5,276,338   11,012,086            0.7%
*   Cairn Energy P.L.C.................  2,238,951   10,053,925            0.6%
    John Wood Group P.L.C..............  1,017,921   12,286,025            0.7%
*   Premier Oil P.L.C..................  2,273,981   13,197,663            0.8%
    Other Securities...................              34,092,491            2.1%
                                                   ------------           -----
Total Energy...........................              80,642,190            4.9%
                                                   ------------           -----
Financials -- (14.6%)
    Aberdeen Asset Management P.L.C....  1,807,795   12,618,963            0.8%
    Amlin P.L.C........................  2,325,250   15,337,552            0.9%
    Catlin Group, Ltd..................  1,706,158   13,947,116            0.8%
    Close Brothers Group P.L.C.........    681,659   11,005,044            0.7%
#   Henderson Group P.L.C..............  4,716,689   12,121,738            0.7%
    Hiscox, Ltd........................  1,607,805   14,014,465            0.8%
    IG Group Holdings P.L.C............  1,481,677   12,410,176            0.8%
    London Stock Exchange Group P.L.C..    556,831   11,619,148            0.7%
    Man Group P.L.C....................  7,738,625   12,305,131            0.7%
    Other Securities...................             133,154,080            8.0%
                                                   ------------           -----
Total Financials.......................             248,533,413           14.9%
                                                   ------------           -----
Health Care -- (2.3%)
    Other Securities...................              38,931,141            2.3%
                                                   ------------           -----
Industrials -- (26.1%)
    Ashtead Group P.L.C................  2,503,056   22,891,572            1.4%
    Babcock International Group P.L.C..    941,424   15,665,348            0.9%
    Balfour Beatty P.L.C...............  3,201,702   10,751,168            0.6%
    BBA Aviation P.L.C.................  2,792,163   10,901,701            0.7%
    Bodycote P.L.C.....................  1,253,236   10,097,323            0.6%
    Cobham P.L.C.......................  4,859,398   18,931,800            1.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
Industrials -- (Continued)
      easyJet P.L.C..................................................    692,439 $   12,041,163            0.7%
      IMI P.L.C......................................................    576,558     11,113,814            0.7%
      Invensys P.L.C.................................................  3,349,956     20,056,348            1.2%
      Meggitt P.L.C..................................................  2,213,833     16,134,787            1.0%
      Melrose Industries P.L.C.......................................  4,640,545     17,590,114            1.1%
      Rotork P.L.C...................................................    332,184     15,028,423            0.9%
      Spirax-Sarco Engineering P.L.C.................................    320,648     13,098,841            0.8%
      Travis Perkins P.L.C...........................................    944,677     21,078,338            1.3%
      Other Securities...............................................               229,461,959           13.7%
                                                                                 --------------          ------
Total Industrials....................................................               444,842,699           26.7%
                                                                                 --------------          ------
Information Technology -- (8.1%)
      Halma P.L.C....................................................  1,567,406     12,201,858            0.7%
      Spectris P.L.C.................................................    521,339     17,113,401            1.0%
      Other Securities...............................................               108,637,221            6.6%
                                                                                 --------------          ------
Total Information Technology.........................................               137,952,480            8.3%
                                                                                 --------------          ------
Materials -- (7.2%)
      Croda International P.L.C......................................    442,133     17,044,012            1.0%
      DS Smith P.L.C.................................................  4,492,720     16,322,747            1.0%
      Mondi P.L.C....................................................  1,136,556     15,104,239            0.9%
      Other Securities...............................................                73,639,619            4.4%
                                                                                 --------------          ------
Total Materials......................................................               122,110,617            7.3%
                                                                                 --------------          ------
Telecommunication Services -- (2.3%)
      Inmarsat P.L.C.................................................  1,776,643     19,970,025            1.2%
      Other Securities...............................................                18,716,340            1.1%
                                                                                 --------------          ------
Total Telecommunication Services.....................................                38,686,365            2.3%
                                                                                 --------------          ------
Utilities -- (2.3%)
      Drax Group P.L.C...............................................  1,866,554     17,814,212            1.1%
      Pennon Group P.L.C.............................................  1,587,350     16,907,357            1.0%
      Other Securities...............................................                 4,174,174            0.2%
                                                                                 --------------          ------
Total Utilities......................................................                38,895,743            2.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             1,652,213,061           99.1%
                                                                                 --------------          ------
PREFERRED STOCKS -- (0.0%)
      Other Securities...............................................                    22,592            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund.................................  4,235,091     49,000,000            3.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $330,564 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $337,850) to be repurchased at
       $331,226...................................................... $      331        331,225            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                49,331,225            3.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,263,123,007)............................................              $1,701,566,878          102.1%
                                                                                 ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  442,048,108   --    $  442,048,108
  Consumer Staples............         --     59,570,305   --        59,570,305
  Energy......................         --     80,642,190   --        80,642,190
  Financials..................         --    248,533,413   --       248,533,413
  Health Care.................         --     38,931,141   --        38,931,141
  Industrials................. $  759,910    444,082,789   --       444,842,699
  Information Technology......         --    137,952,480   --       137,952,480
  Materials...................    556,968    121,553,649   --       122,110,617
  Telecommunication Services..         --     38,686,365   --        38,686,365
  Utilities...................         --     38,895,743   --        38,895,743
Preferred Stocks..............         --         22,592   --            22,592
Securities Lending Collateral.         --     49,331,225   --        49,331,225
                               ---------- --------------   --    --------------
TOTAL......................... $1,316,878 $1,700,250,000   --    $1,701,566,878
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                              Percentage
                                      Shares     Value++    of Net Assets**
                                      ------     -------    ---------------
     COMMON STOCKS -- (81.8%)
     AUSTRIA -- (2.1%)
         Other Securities..........            $ 64,941,838            2.5%
                                               ------------           -----
     BELGIUM -- (2.8%)
         Ackermans & van Haaren NV.    118,073   10,045,836            0.4%
         Other Securities..........              78,230,973            3.0%
                                               ------------           -----
     TOTAL BELGIUM.................              88,276,809            3.4%
                                               ------------           -----
     DENMARK -- (3.7%)
         GN Store Nord A.S.........    812,990   14,869,013            0.6%
     *   Jyske Bank A.S............    252,239    9,827,073            0.4%
     *   Topdanmark A.S............    533,860   13,704,522            0.5%
         Other Securities..........              79,982,686            3.1%
                                               ------------           -----
     TOTAL DENMARK.................             118,383,294            4.6%
                                               ------------           -----
     FINLAND -- (5.5%)
         Amer Sports Oyj...........    509,189    8,675,633            0.3%
     #   Elisa Oyj.................    517,952    9,824,490            0.4%
     #   Konecranes Oyj............    245,559    8,930,350            0.4%
     #   Orion Oyj Class B.........    384,369   11,045,908            0.4%
     #   Outotec Oyj...............    697,608   10,205,942            0.4%
         YIT Oyj...................    483,134    9,146,360            0.4%
         Other Securities..........             116,544,243            4.4%
                                               ------------           -----
     TOTAL FINLAND.................             174,372,926            6.7%
                                               ------------           -----
     FRANCE -- (8.9%)
     #*  Alcatel-Lucent............ 11,358,071   15,642,960            0.6%
     #   Neopost SA................    156,473   10,314,370            0.4%
         Rubis SCA.................    135,632    8,722,338            0.3%
         Teleperformance...........    256,661   11,287,556            0.4%
         Other Securities..........             233,117,327            9.0%
                                               ------------           -----
     TOTAL FRANCE..................             279,084,551           10.7%
                                               ------------           -----
     GERMANY -- (12.0%)
     *   Aareal Bank AG............    423,110   10,197,280            0.4%
         Aurubis AG................    153,470    9,681,970            0.4%
         Deutsche Wohnen AG........    700,454   12,352,943            0.5%
     #   Freenet AG................    416,629   10,387,704            0.4%
         Rhoen Klinikum AG.........    449,257    9,591,339            0.4%
     #   Software AG...............    286,671   10,046,537            0.4%
         Stada Arzneimittel AG.....    256,735   10,411,937            0.4%
         Symrise AG................    217,690    9,304,894            0.4%
         Other Securities..........             294,886,731           11.2%
                                               ------------           -----
     TOTAL GERMANY.................             376,861,335           14.5%
                                               ------------           -----
     GREECE -- (1.8%)
         Other Securities..........              57,606,670            2.2%
                                               ------------           -----
     IRELAND -- (2.6%)
         DCC P.L.C.................    308,989   11,304,049            0.4%
         Dragon Oil P.L.C..........    967,071    9,394,702            0.4%
         Glanbia P.L.C.............    700,613    9,380,303            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               Percentage
                                                   Shares        Value++     of Net Assets**
                                                   ------        -------     ---------------
IRELAND -- (Continued)
    Paddy Power P.L.C...........................     180,573 $    15,178,816            0.6%
    Other Securities............................                  35,461,509            1.3%
                                                             ---------------           -----
TOTAL IRELAND...................................                  80,719,379            3.1%
                                                             ---------------           -----
ISRAEL -- (2.5%)
    Other Securities............................                  80,180,475            3.1%
                                                             ---------------           -----
ITALY -- (7.1%)
    Banca Popolare dell'Emilia Romagna S.c.r.l..   1,388,798      11,778,122            0.5%
#*  Banca Popolare di Milano Scarl..............  13,261,458       8,880,634            0.3%
*   Banco Popolare..............................   6,663,294       9,625,574            0.4%
#*  Finmeccanica SpA............................   1,768,900       9,214,349            0.4%
    Other Securities............................                 182,935,403            7.0%
                                                             ---------------           -----
TOTAL ITALY.....................................                 222,434,082            8.6%
                                                             ---------------           -----
NETHERLANDS -- (4.6%)
    Aalberts Industries NV......................     471,042      10,571,607            0.4%
    Delta Lloyd NV..............................     761,184      14,636,283            0.6%
    Nutreco NV..................................     179,628      17,080,181            0.6%
#*  SBM Offshore NV.............................     932,130      14,957,435            0.6%
    Other Securities............................                  89,225,162            3.4%
                                                             ---------------           -----
TOTAL NETHERLANDS...............................                 146,470,668            5.6%
                                                             ---------------           -----
NORWAY -- (3.0%)
    Other Securities............................                  95,158,720            3.7%
                                                             ---------------           -----
POLAND -- (0.0%)
    Other Securities............................                      68,329            0.0%
                                                             ---------------           -----
PORTUGAL -- (1.1%)
    Other Securities............................                  34,486,746            1.3%
                                                             ---------------           -----
RUSSIA -- (0.1%)
    Other Securities............................                   1,724,655            0.1%
                                                             ---------------           -----
SPAIN -- (4.3%)
#   Bolsas y Mercados Espanoles SA..............     322,643       8,757,294            0.3%
    Viscofan SA.................................     213,526      11,095,865            0.4%
    Other Securities............................                 114,297,497            4.5%
                                                             ---------------           -----
TOTAL SPAIN.....................................                 134,150,656            5.2%
                                                             ---------------           -----
SWEDEN -- (8.8%)
    Castellum AB................................     739,664      11,075,385            0.4%
#   Husqvarna AB Class B........................   1,691,304       9,786,174            0.4%
    Meda AB Class A.............................     857,997      10,270,604            0.4%
    NCC AB Class B..............................     364,909       8,682,687            0.3%
    Securitas AB Class B........................   1,155,760      11,373,136            0.4%
#   Trelleborg AB Class B.......................     999,202      14,877,291            0.6%
    Other Securities............................                 211,846,031            8.2%
                                                             ---------------           -----
TOTAL SWEDEN....................................                 277,911,308           10.7%
                                                             ---------------           -----
SWITZERLAND -- (10.9%)
    Clariant AG.................................   1,135,163      16,608,004            0.6%
*   Dufry AG....................................      77,241      10,290,310            0.4%
#   Galenica AG.................................      18,828      12,362,581            0.5%
    GAM Holding AG..............................     786,581      13,910,626            0.5%
    Helvetia Holding AG.........................      25,236      10,587,385            0.4%
    Lonza Group AG..............................     239,181      16,666,614            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------
SWITZERLAND -- (Continued)
      PSP Swiss Property AG..........................................    148,327 $   13,924,435            0.5%
      Swiss Life Holding AG..........................................     83,792     13,274,654            0.5%
      Other Securities...............................................               236,903,412            9.3%
                                                                                 --------------          ------
TOTAL SWITZERLAND....................................................               344,528,021           13.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             2,577,360,462           99.3%
                                                                                 --------------          ------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
      Other Securities...............................................                        --            0.0%
                                                                                 --------------          ------
ISRAEL -- (0.0%)
      Other Securities...............................................                    33,329            0.0%
                                                                                 --------------          ------
ITALY -- (0.0%)
      Other Securities...............................................                     2,055            0.0%
                                                                                 --------------          ------
NORWAY -- (0.0%)
      Other Securities...............................................                    12,944            0.0%
                                                                                 --------------          ------
SPAIN -- (0.0%)
      Other Securities...............................................                   118,075            0.0%
                                                                                 --------------          ------
SWITZERLAND -- (0.0%)
      Other Securities...............................................                   186,637            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................................                   353,040            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (18.2%)
(S)@  DFA Short Term Investment Fund................................. 49,351,772    571,000,000           22.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $461,503 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $471,675) to be repurchased at
       $462,428......................................................       $462        462,426            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               571,462,426           22.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,903,078,568)...............................................            $3,149,175,928          121.3%
                                                                                 ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Austria..................... $  125,690 $   64,816,148   --    $   64,941,838
  Belgium.....................         --     88,276,809   --        88,276,809
  Denmark.....................     65,207    118,318,087   --       118,383,294
  Finland.....................         --    174,372,926   --       174,372,926
  France......................    214,884    278,869,667   --       279,084,551
  Germany.....................    290,049    376,571,286   --       376,861,335
  Greece......................    245,504     57,361,166   --        57,606,670
  Ireland.....................     33,319     80,686,060   --        80,719,379
  Israel......................    904,556     79,275,919   --        80,180,475
  Italy.......................         --    222,434,082   --       222,434,082
  Netherlands.................         --    146,470,668   --       146,470,668
  Norway......................     49,225     95,109,495   --        95,158,720
  Poland......................     68,329             --   --            68,329
  Portugal....................     26,748     34,459,998   --        34,486,746
  Russia......................         --      1,724,655   --         1,724,655
  Spain.......................  2,584,189    131,566,467   --       134,150,656
  Sweden......................  1,224,773    276,686,535   --       277,911,308
  Switzerland.................  1,425,528    343,102,493   --       344,528,021
Rights/Warrants
  Belgium.....................         --             --   --                --
  Israel......................         --         33,329   --            33,329
  Italy.......................         --          2,055   --             2,055
  Norway......................         --         12,944   --            12,944
  Spain.......................         --        118,075   --           118,075
  Switzerland.................         --        186,637   --           186,637
Securities Lending Collateral.         --    571,462,426   --       571,462,426
                               ---------- --------------   --    --------------
TOTAL......................... $7,258,001 $3,141,917,927   --    $3,149,175,928
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
COMMON STOCKS -- (75.9%)
Consumer Discretionary -- (7.7%)
#   Cineplex, Inc........................   266,359 $  9,052,690            1.4%
#   Corus Entertainment, Inc. Class B....   348,300    8,553,221            1.3%
    Dorel Industries, Inc. Class B.......   116,400    5,025,957            0.8%
#*  Imax Corp............................   260,537    6,659,217            1.0%
    Linamar Corp.........................   217,980    5,160,378            0.8%
#   RONA, Inc............................   677,175    7,057,757            1.1%
    Other Securities.....................             26,299,100            3.8%
                                                    ------------           -----
Total Consumer Discretionary.............             67,808,320           10.2%
                                                    ------------           -----
Consumer Staples -- (3.3%)
    Cott Corp............................   473,596    5,203,938            0.8%
    Maple Leaf Foods, Inc................   433,719    5,734,416            0.9%
    North West Co., Inc. (The)...........   203,911    5,145,087            0.8%
    Other Securities.....................             12,550,956            1.8%
                                                    ------------           -----
Total Consumer Staples...................             28,634,397            4.3%
                                                    ------------           -----
Energy -- (18.7%)
*   Advantage Oil & Gas, Ltd............. 1,098,231    4,349,538            0.7%
#   Enbridge Income Fund Holdings, Inc...   203,490    5,009,233            0.8%
*   Gran Tierra Energy, Inc.............. 1,176,900    6,541,903            1.0%
#   Mullen Group, Ltd....................   393,639    8,541,316            1.3%
#   Parkland Fuel Corp...................   302,007    4,991,232            0.7%
#   Pason Systems, Inc...................   285,137    4,882,241            0.7%
#   PetroBakken Energy, Ltd..............   705,505    6,022,478            0.9%
    Secure Energy Services, Inc..........   437,854    5,645,663            0.8%
#   Trican Well Service, Ltd.............   643,185    8,401,722            1.3%
#   Whitecap Resources, Inc..............   553,803    5,683,977            0.9%
    Other Securities.....................            103,790,743           15.4%
                                                    ------------           -----
Total Energy.............................            163,860,046           24.5%
                                                    ------------           -----
Financials -- (6.3%)
#   Canadian Western Bank................   271,572    7,671,784            1.2%
#   Davis + Henderson Corp...............   263,098    6,147,528            0.9%
#*  FirstService Corp....................   135,548    4,484,406            0.7%
    Home Capital Group, Inc..............   120,600    6,919,132            1.0%
    Laurentian Bank of Canada............   127,182    5,581,137            0.8%
    Other Securities.....................             24,297,778            3.6%
                                                    ------------           -----
Total Financials.........................             55,101,765            8.2%
                                                    ------------           -----
Health Care -- (1.9%)
    Other Securities.....................             16,661,058            2.5%
                                                    ------------           -----
Industrials -- (9.4%)
*   ATS Automation Tooling Systems, Inc..   423,220    4,272,319            0.6%
    Genivar, Inc.........................   166,032    4,120,105            0.6%
#   Ritchie Bros Auctioneers, Inc........   244,637    4,953,690            0.7%
#   Russel Metals, Inc...................   277,136    7,496,110            1.1%
    Stantec, Inc.........................   200,461    8,571,998            1.3%
#   Transcontinental, Inc. Class A.......   305,702    3,935,634            0.6%
    TransForce, Inc......................   337,726    6,664,343            1.0%
    Other Securities.....................             42,575,993            6.5%
                                                    ------------           -----
Total Industrials........................             82,590,192           12.4%
                                                    ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                                   Percentage
                                                                          Shares      Value++    of Net Assets**
                                                                          ------      -------    ---------------
Information Technology -- (4.1%)
*     Celestica, Inc...................................................     874,907 $  7,555,403            1.1%
      MacDonald Dettwiler & Associates, Ltd............................      85,470    6,173,658            0.9%
      Other Securities.................................................               21,901,527            3.3%
                                                                                    ------------          ------
Total Information Technology...........................................               35,630,588            5.3%
                                                                                    ------------          ------
Materials -- (19.7%)
#     Alamos Gold, Inc.................................................     470,720    6,574,054            1.0%
#     AuRico Gold, Inc.................................................   1,179,127    6,062,711            0.9%
*     B2Gold Corp......................................................   1,670,450    4,194,986            0.6%
#     Canexus Corp.....................................................     434,301    4,065,173            0.6%
*     Canfor Corp......................................................     411,155    8,586,730            1.3%
      CCL Industries, Inc. Class B.....................................     111,467    6,966,065            1.0%
*     Dominion Diamond Corp............................................     350,441    5,555,157            0.8%
#*    First Majestic Silver Corp.......................................     431,070    5,314,301            0.8%
      HudBay Minerals, Inc.............................................     804,774    6,390,582            1.0%
*     Norbord, Inc.....................................................     117,968    3,934,413            0.6%
      Sherritt International Corp......................................   1,571,926    7,349,021            1.1%
      West Fraser Timber Co., Ltd......................................     126,174   11,016,194            1.7%
      Other Securities.................................................               96,483,924           14.4%
                                                                                    ------------          ------
Total Materials........................................................              172,493,311           25.8%
                                                                                    ------------          ------
Real Estate Investment Trusts -- (0.4%)
#     Granite REIT.....................................................      99,246    3,935,554            0.6%
                                                                                    ------------          ------
Telecommunication Services -- (0.2%)
      Other Securities.................................................                1,943,926            0.3%
                                                                                    ------------          ------
Utilities -- (4.2%)
#     Algonquin Power & Utilities Corp.................................     747,582    5,906,747            0.9%
      Capital Power Corp...............................................     320,785    7,008,266            1.1%
#     Northland Power, Inc.............................................     250,207    4,855,374            0.7%
#     Superior Plus Corp...............................................     565,997    7,303,550            1.1%
      Other Securities.................................................               12,144,136            1.8%
                                                                                    ------------          ------
Total Utilities........................................................               37,218,073            5.6%
                                                                                    ------------          ------
TOTAL COMMON STOCKS....................................................              665,877,230           99.7%
                                                                                    ------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................                   12,594            0.0%
                                                                                    ------------          ------

                                                                          Shares/
                                                                           Face
                                                                          Amount      Value+
                                                                          -------     ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (24.1%)
(S)@  DFA Short Term Investment Fund...................................  18,236,819  211,000,000           31.6%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $20,857 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
       valued at $21,317) to be repurchased at $20,899................. $        21       20,899            0.0%
                                                                                    ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              211,020,899           31.6%
                                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $996,687,411)................................................               $876,910,723          131.3%
                                                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3    Total
                                 ------------ ------------ ------- ------------
Common Stocks
  Consumer Discretionary........ $ 67,808,320           --   --    $ 67,808,320
  Consumer Staples..............   28,634,397           --   --      28,634,397
  Energy........................  163,815,564 $     44,482   --     163,860,046
  Financials....................   55,101,765           --   --      55,101,765
  Health Care...................   16,661,058           --   --      16,661,058
  Industrials...................   82,590,192           --   --      82,590,192
  Information Technology........   35,630,588           --   --      35,630,588
  Materials.....................  172,493,283           28   --     172,493,311
  Real Estate Investment Trusts.    3,935,554           --   --       3,935,554
  Telecommunication Services....    1,943,926           --   --       1,943,926
  Utilities.....................   37,218,073           --   --      37,218,073
Rights/Warrants.................           --       12,594   --          12,594
Securities Lending Collateral...           --  211,020,899   --     211,020,899
                                 ------------ ------------   --    ------------
TOTAL........................... $665,832,720 $211,078,003   --    $876,910,723
                                 ============ ============   ==    ============


                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
    Other Securities....................................            $         --            0.0%
                                                                    ------------           -----

BRAZIL -- (8.3%)
    BM&FBovespa SA......................................  1,706,408   11,829,503            0.4%
#   BRF SA ADR..........................................    564,360   14,013,059            0.4%
#   Cia de Bebidas das Americas ADR.....................    622,039   26,138,079            0.8%
#   Petroleo Brasileiro SA ADR..........................  1,246,739   23,875,052            0.7%
    Petroleo Brasileiro SA Sponsored ADR................  1,722,575   34,399,823            1.1%
#   Vale SA Sponsored ADR...............................  1,249,020   21,345,752            0.7%
    Other Securities....................................             156,228,087            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................             287,829,355            8.9%
                                                                    ------------           -----

CHILE -- (1.9%)
    Other Securities....................................              66,458,093            2.0%
                                                                    ------------           -----

CHINA -- (13.8%)
    Bank of China, Ltd. Class H......................... 56,613,100   26,525,169            0.8%
    China Construction Bank Corp. Class H............... 54,255,590   45,537,284            1.4%
#   China Life Insurance Co., Ltd. ADR..................    329,354   13,727,475            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    797,691   44,064,451            1.4%
#   China Petroleum & Chemical Corp. ADR................    106,449   11,769,001            0.4%
    CNOOC, Ltd. ADR.....................................    107,285   20,098,772            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 48,967,185   34,517,198            1.1%
    PetroChina Co., Ltd. ADR............................    145,110   18,553,765            0.6%
    Tencent Holdings, Ltd...............................    689,200   23,758,321            0.7%
    Other Securities....................................             241,004,490            7.4%
                                                                    ------------           -----
TOTAL CHINA.............................................             479,555,926           14.8%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              22,560,723            0.7%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              10,817,588            0.3%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               2,439,947            0.1%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,031,169            0.3%
                                                                    ------------           -----

INDIA -- (7.3%)
    HDFC Bank, Ltd......................................  1,348,212   17,113,603            0.5%
    ITC, Ltd............................................  1,926,179   11,723,330            0.4%
    Reliance Industries, Ltd............................  1,432,266   20,926,146            0.7%
    Other Securities....................................             202,366,499            6.2%
                                                                    ------------           -----
TOTAL INDIA.............................................             252,129,578            7.8%
                                                                    ------------           -----

INDONESIA -- (3.4%)
    Astra International Tbk PT.......................... 17,653,110   13,357,167            0.4%
    Bank Central Asia Tbk PT............................ 10,755,500   11,904,930            0.4%
    Other Securities....................................              91,935,453            2.8%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             117,197,550            3.6%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
MALAYSIA -- (3.8%)
    CIMB Group Holdings Bhd....................  4,317,654 $ 10,991,673            0.3%
    Malayan Banking Bhd........................  3,948,467   12,491,220            0.4%
    Other Securities...........................             106,879,878            3.3%
                                                           ------------           -----
TOTAL MALAYSIA.................................             130,362,771            4.0%
                                                           ------------           -----

MEXICO -- (5.8%)
#   America Movil S.A.B. de C.V. Series L...... 30,952,095   33,163,960            1.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR.........  1,189,806   13,385,315            0.4%
    Fomento Economico Mexicano S.A.B. de C.V...  1,793,669   20,341,140            0.6%
    Grupo Financiero Banorte S.A.B. de C.V.....  1,899,876   14,316,781            0.5%
    Grupo Mexico S.A.B. de C.V. Series B.......  3,579,616   12,850,569            0.4%
    Wal-Mart de Mexico S.A.B. de C.V. Series V.  4,498,650   14,271,431            0.4%
    Other Securities...........................              91,726,621            2.9%
                                                           ------------           -----
TOTAL MEXICO...................................             200,055,817            6.2%
                                                           ------------           -----

PERU -- (0.3%)
    Other Securities...........................              11,564,386            0.4%
                                                           ------------           -----

PHILIPPINES -- (1.4%)
    Other Securities...........................              48,983,992            1.5%
                                                           ------------           -----

POLAND -- (1.4%)
    Other Securities...........................              48,752,482            1.5%
                                                           ------------           -----

RUSSIA -- (4.0%)
    Gazprom OAO Sponsored ADR..................  4,589,920   36,553,949            1.1%
    Lukoil OAO Sponsored ADR...................    376,321   23,927,966            0.8%
*   Sberbank of Russia Sponsored ADR...........  2,075,152   26,783,406            0.8%
    Other Securities...........................              53,051,008            1.6%
                                                           ------------           -----
TOTAL RUSSIA...................................             140,316,329            4.3%
                                                           ------------           -----

SOUTH AFRICA -- (6.6%)
    MTN Group, Ltd.............................  1,575,988   28,440,253            0.9%
    Naspers, Ltd. Class N......................    326,129   21,854,757            0.7%
#   Sasol, Ltd. Sponsored ADR..................    536,546   23,296,827            0.7%
    Standard Bank Group, Ltd...................  1,027,873   12,853,018            0.4%
    Other Securities...........................             142,945,694            4.4%
                                                           ------------           -----
TOTAL SOUTH AFRICA.............................             229,390,549            7.1%
                                                           ------------           -----

SOUTH KOREA -- (13.4%)
    Hyundai Mobis..............................     59,213   13,463,202            0.4%
    Hyundai Motor Co...........................    138,348   25,121,651            0.8%
    Kia Motors Corp............................    243,530   12,147,541            0.4%
    POSCO......................................     50,240   14,440,334            0.4%
    Samsung Electronics Co., Ltd...............     67,106   92,808,886            2.9%
    Samsung Electronics Co., Ltd. GDR..........     49,372   34,194,144            1.1%
    Shinhan Financial Group Co., Ltd...........    311,456   10,787,931            0.3%
*   SK Hynix, Inc..............................    449,290   12,237,015            0.4%
    Other Securities...........................             250,005,137            7.7%
                                                           ------------           -----
TOTAL SOUTH KOREA..............................             465,205,841           14.4%
                                                           ------------           -----

TAIWAN -- (11.3%)
    Hon Hai Precision Industry Co., Ltd........  9,204,506   23,791,587            0.7%
#   MediaTek, Inc..............................    990,995   12,093,658            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd....................  21,315,808 $   79,112,153            2.5%
      Other Securities...............................................                276,933,114            8.5%
                                                                                  --------------          ------
TOTAL TAIWAN.........................................................                391,930,512           12.1%
                                                                                  --------------          ------

THAILAND -- (3.0%)
      Other Securities...............................................                102,810,136            3.2%
                                                                                  --------------          ------

TURKEY -- (2.1%)
      Turkiye Garanti Bankasi A.S....................................   2,049,990     11,342,423            0.4%
      Other Securities...............................................                 62,125,687            1.9%
                                                                                  --------------          ------
TOTAL TURKEY.........................................................                 73,468,110            2.3%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              3,092,860,854           95.5%
                                                                                  --------------          ------

PREFERRED STOCKS -- (3.6%)
BRAZIL -- (3.5%)
      Banco Bradesco SA..............................................   1,859,495     30,567,932            1.0%
      Itau Unibanco Holding SA.......................................   1,841,700     30,882,936            1.0%
      Vale SA........................................................   1,412,691     22,940,562            0.7%
      Other Securities...............................................                 37,412,800            1.0%
                                                                                  --------------          ------
TOTAL BRAZIL.........................................................                121,804,230            3.7%
                                                                                  --------------          ------

CHILE -- (0.0%)
      Other Securities...............................................                     62,886            0.0%
                                                                                  --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...............................................                  1,939,621            0.1%
                                                                                  --------------          ------
TOTAL PREFERRED STOCKS...............................................                123,806,737            3.8%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund.................................  21,953,328    254,000,000            7.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $672,232 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $687,049) to be repurchased at
       $673,580...................................................... $       674        673,577            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                254,673,577            7.9%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,273,277,183)............................................               $3,471,341,168          107.2%
                                                                                  ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Argentina...................             --             --   --                --
  Brazil...................... $  287,829,355             --   --    $  287,829,355
  Chile.......................     66,458,093             --   --        66,458,093
  China.......................    122,663,557 $  356,892,369   --       479,555,926
  Colombia....................     22,560,723             --   --        22,560,723
  Czech Republic..............             --     10,817,588   --        10,817,588
  Egypt.......................             --      2,439,947   --         2,439,947
  Hungary.....................             --     11,031,169   --        11,031,169
  India.......................     21,058,300    231,071,278   --       252,129,578
  Indonesia...................         54,580    117,142,970   --       117,197,550
  Malaysia....................             --    130,362,771   --       130,362,771
  Mexico......................    200,055,817             --   --       200,055,817
  Peru........................     11,564,386             --   --        11,564,386
  Philippines.................        131,952     48,852,040   --        48,983,992
  Poland......................             --     48,752,482   --        48,752,482
  Russia......................      5,504,158    134,812,171   --       140,316,329
  South Africa................     37,454,179    191,936,370   --       229,390,549
  South Korea.................     14,988,974    450,216,867   --       465,205,841
  Taiwan......................      9,963,049    381,967,463   --       391,930,512
  Thailand....................    102,810,136             --   --       102,810,136
  Turkey......................      1,153,350     72,314,760   --        73,468,110
Preferred Stocks
  Brazil......................    121,804,230             --   --       121,804,230
  Chile.......................         62,886             --   --            62,886
  Colombia....................      1,939,621             --   --         1,939,621
Securities Lending Collateral.             --    254,673,577   --       254,673,577
                               -------------- --------------   --    --------------
TOTAL......................... $1,028,057,346 $2,443,283,822   --    $3,471,341,168
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                             Percentage
                                                     Shares     Value++    of Net Assets**
                                                     ------     -------    ---------------
COMMON STOCKS -- (90.0%)
ARGENTINA -- (0.0%)
    Other Securities..............................            $          1            0.0%
                                                              ------------           -----

BRAZIL -- (8.4%)
    All America Latina Logistica SA...............  1,682,200    8,508,741            0.2%
    Anhanguera Educacional Participacoes SA.......    793,245   14,277,022            0.4%
    Cia de Saneamento de Minas Gerais-COPASA......    400,821    9,235,461            0.2%
    Diagnosticos da America SA....................  1,452,841    8,002,153            0.2%
    EDP--Energias do Brasil SA....................  1,513,306    9,235,270            0.2%
    Equatorial Energia SA.........................    979,284   10,371,625            0.3%
    Estacio Participacoes SA......................    524,568   12,443,332            0.3%
    Kroton Educacional SA.........................    703,372    9,818,908            0.3%
    Mills Estruturas e Servicos de Engenharia SA..    472,126    7,758,842            0.2%
    MRV Engenharia e Participacoes SA.............  1,988,433    8,556,995            0.2%
    Odontoprev SA.................................  1,987,465    9,913,733            0.3%
    PDG Realty SA Empreendimentos e Participacoes.  7,343,053    8,294,539            0.2%
    Sul America SA................................  1,297,120    9,692,334            0.2%
    Totvs SA......................................    463,900    8,729,644            0.2%
    Other Securities..............................             227,488,321            5.7%
                                                              ------------           -----
TOTAL BRAZIL......................................             362,326,920            9.1%
                                                              ------------           -----

CHILE -- (1.3%)
    Parque Arauco SA..............................  3,043,041    7,869,455            0.2%
    Other Securities..............................              46,969,823            1.2%
                                                              ------------           -----
TOTAL CHILE.......................................              54,839,278            1.4%
                                                              ------------           -----

CHINA -- (13.6%)
    China Gas Holdings, Ltd.......................  9,067,500    8,924,482            0.2%
#   Geely Automobile Holdings, Ltd................ 17,610,000    8,899,704            0.2%
#   Shougang Fushan Resources Group, Ltd.......... 20,786,000    8,133,750            0.2%
    Sino Biopharmaceutical........................ 13,536,000    9,340,178            0.2%
#   Sino-Ocean Land Holdings, Ltd................. 12,290,091    8,113,188            0.2%
    Other Securities..............................             547,117,762           13.8%
                                                              ------------           -----
TOTAL CHINA.......................................             590,529,064           14.8%
                                                              ------------           -----

COLOMBIA -- (0.0%)
    Other Securities..............................                 685,689            0.0%
                                                              ------------           -----

HONG KONG -- (0.0%)
    Other Securities..............................                 119,010            0.0%
                                                              ------------           -----

HUNGARY -- (0.1%)
    Other Securities..............................               2,041,100            0.1%
                                                              ------------           -----

INDIA -- (7.7%)
    Other Securities..............................             333,723,996            8.4%
                                                              ------------           -----

INDONESIA -- (4.7%)
    Alam Sutera Realty Tbk PT..................... 78,688,000    8,513,247            0.2%
    Ciputra Development Tbk PT.................... 58,522,080    8,298,065            0.2%
    Mayora Indah Tbk PT...........................  3,432,500   10,620,437            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
INDONESIA -- (Continued)
    Summarecon Agung Tbk PT................................. 33,746,532 $  9,036,342            0.2%
    Other Securities........................................             168,486,582            4.2%
                                                                        ------------            ----
TOTAL INDONESIA.............................................             204,954,673            5.1%
                                                                        ------------            ----

ISRAEL -- (0.0%)
    Other Securities........................................                 339,568            0.0%
                                                                        ------------            ----

MACEDONIA -- (0.0%)
    Other Securities........................................                      --            0.0%
                                                                        ------------            ----

MALAYSIA -- (4.5%)
    Bursa Malaysia Bhd......................................  3,459,000    8,133,872            0.2%
    Other Securities........................................             185,261,929            4.7%
                                                                        ------------            ----
TOTAL MALAYSIA..............................................             193,395,801            4.9%
                                                                        ------------            ----

MEXICO -- (3.3%)
*   Alsea S.A.B. de C.V.....................................  2,790,399    8,479,919            0.2%
    Arca Continental S.A.B. de C.V..........................  1,167,783    9,556,888            0.2%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........  5,094,797   11,001,670            0.3%
*   Gruma S.A.B. de C.V. Class B............................  1,548,765    7,690,062            0.2%
#*  Industrias CH S.A.B. de C.V. Series B...................  1,217,718    9,810,100            0.3%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V..  1,385,468   12,360,735            0.3%
    Other Securities........................................              84,403,826            2.1%
                                                                        ------------            ----
TOTAL MEXICO................................................             143,303,200            3.6%
                                                                        ------------            ----

PHILIPPINES -- (1.7%)
    Other Securities........................................              75,301,883            1.9%
                                                                        ------------            ----

POLAND -- (1.5%)
    Lubelski Wegiel Bogdanka SA.............................    223,114    8,292,032            0.2%
    Other Securities........................................              58,487,991            1.5%
                                                                        ------------            ----
TOTAL POLAND................................................              66,780,023            1.7%
                                                                        ------------            ----

SOUTH AFRICA -- (7.0%)
    Aveng, Ltd..............................................  2,442,089    8,029,548            0.2%
    AVI, Ltd................................................  1,906,582   11,470,062            0.3%
    Barloworld, Ltd.........................................    944,679    9,902,712            0.3%
    Clicks Group, Ltd.......................................  1,911,109   12,190,178            0.3%
    Coronation Fund Managers, Ltd...........................  1,600,756    9,584,326            0.2%
*   Murray & Roberts Holdings, Ltd..........................  3,176,473    7,784,333            0.2%
    Nampak, Ltd.............................................  3,859,288   14,189,995            0.4%
    PPC, Ltd................................................  3,063,900   11,213,817            0.3%
    Resilient Property Income Fund, Ltd.....................  1,225,038    8,098,156            0.2%
    Reunert, Ltd............................................  1,055,952    9,191,126            0.2%
*   Sappi, Ltd..............................................  3,763,365   11,311,683            0.3%
    Spar Group, Ltd. (The)..................................    780,271   10,303,650            0.3%
    Tongaat Hulett, Ltd.....................................    732,582   10,645,232            0.3%
    Other Securities........................................             169,112,785            4.1%
                                                                        ------------            ----
TOTAL SOUTH AFRICA..........................................             303,027,603            7.6%
                                                                        ------------            ----

SOUTH KOREA -- (14.1%)
    DGB Financial Group, Inc................................    669,413    9,371,728            0.3%
#   Hotel Shilla Co., Ltd...................................    161,958    8,571,748            0.2%
    Macquarie Korea Infrastructure Fund.....................  1,468,851    9,310,581            0.3%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                 Percentage
                                       Shares      Value++     of Net Assets**
                                       ------      -------     ---------------
         SOUTH KOREA -- (Continued)
                 Yuhan Corp..........    41,755 $    7,957,729            0.2%
                 Other Securities....              573,533,640           14.3%
                                                --------------           -----
         TOTAL SOUTH KOREA...........              608,745,426           15.3%
                                                --------------           -----

         TAIWAN -- (13.8%)
                 Other Securities....              596,134,287           15.0%
                                                --------------           -----

         THAILAND -- (5.0%)
                 Other Securities....              216,234,036            5.4%
                                                --------------           -----

         TURKEY -- (3.3%)
                 Other Securities....              140,872,227            3.5%
                                                --------------           -----
         TOTAL COMMON STOCKS.........            3,893,353,785           97.8%
                                                --------------           -----

         PREFERRED STOCKS -- (1.6%)
         BRAZIL -- (1.6%)
                 Marcopolo SA........ 1,319,600      8,778,646            0.2%
                 Other Securities....               58,327,463            1.5%
                                                --------------           -----
         TOTAL BRAZIL................               67,106,109            1.7%
                                                --------------           -----

         CHILE -- (0.0%)
                 Other Securities....                   25,564            0.0%
                                                --------------           -----

         COLOMBIA -- (0.0%)
                 Other Securities....                   80,301            0.0%
                                                --------------           -----

         HONG KONG -- (0.0%)
                 Other Securities....                  949,193            0.0%
                                                --------------           -----

         MALAYSIA -- (0.0%)
                 Other Securities....                   18,806            0.0%
                                                --------------           -----
         TOTAL PREFERRED STOCKS......               68,179,973            1.7%
                                                --------------           -----

         RIGHTS/WARRANTS -- (0.0%)
         CHINA -- (0.0%)
                 Other Securities....                  444,778            0.0%
                                                --------------           -----

         MALAYSIA -- (0.0%)
                 Other Securities....                   63,284            0.0%
                                                --------------           -----

         POLAND -- (0.0%)
                 Other Securities....                       --            0.0%
                                                --------------           -----

         SOUTH KOREA -- (0.0%)
                 Other Securities....                  106,626            0.0%
                                                --------------           -----

         THAILAND -- (0.0%)
                 Other Securities....                  784,764            0.0%
                                                --------------           -----
         TOTAL RIGHTS/WARRANTS.......                1,399,452            0.0%
                                                --------------           -----


THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        Shares/
                                                                         Face
                                                                        Amount        Value+       Percentage
                                                                        -------       ------     of Net Assets**
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund.................................  31,460,674 $  364,000,000            9.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $743,925 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $760,322) to be repurchased at
       $745,417...................................................... $       745        745,414            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                364,745,414            9.2%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,681,070,667)............................................               $4,327,678,624          108.7%
                                                                                  ==============          ======

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................  362,326,920             --   --       362,326,920
  Chile.......................   54,839,278             --   --        54,839,278
  China.......................      498,628 $  590,030,436   --       590,529,064
  Colombia....................      685,689             --   --           685,689
  Hong Kong...................           --        119,010   --           119,010
  Hungary.....................           --      2,041,100   --         2,041,100
  India.......................      924,778    332,799,218   --       333,723,996
  Indonesia...................    1,923,912    203,030,761   --       204,954,673
  Israel......................           --        339,568   --           339,568
  Macedonia...................           --             --   --                --
  Malaysia....................           --    193,395,801   --       193,395,801
  Mexico......................  143,303,200             --   --       143,303,200
  Philippines.................       25,044     75,276,839   --        75,301,883
  Poland......................      163,265     66,616,758   --        66,780,023
  South Africa................       14,344    303,013,259   --       303,027,603
  South Korea.................    2,789,210    605,956,216   --       608,745,426
  Taiwan......................           --    596,134,287   --       596,134,287
  Thailand....................  216,134,381         99,655   --       216,234,036
  Turkey......................           --    140,872,227   --       140,872,227
Preferred Stocks
  Brazil......................   67,106,109             --   --        67,106,109
  Chile.......................       25,564             --   --            25,564
  Colombia....................       80,301             --   --            80,301
  Hong Kong...................      949,193             --   --           949,193
  Malaysia....................           --         18,806   --            18,806
Rights/Warrants
  China.......................           --        444,778   --           444,778
  Malaysia....................           --         63,284   --            63,284
  Poland......................           --             --   --                --
  South Korea.................           --        106,626   --           106,626
  Thailand....................           --        784,764   --           784,764
Securities Lending Collateral.           --    364,745,414   --       364,745,414
                               ------------ --------------   --    --------------
TOTAL......................... $851,789,817 $3,475,888,807   --    $4,327,678,624
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                 Series     Value Series*    Series       Series
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $460,504, $1,079,372,
 $314,372 and $261,924 of securities on loan,
 respectively)..............................................  $12,837,620    $8,090,741    $2,210,067   $1,134,984
Temporary Cash Investments at Value & Cost..................       37,140            --            --           --
Collateral Received from Securities on Loan at Value & Cost.           --            30           156          227
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      465,392     1,074,000       332,000      283,000
Foreign Currencies at Value.................................           --        17,594         2,254        2,983
Cash........................................................           --         5,476           338        7,537
Receivables:
  Investment Securities Sold................................       39,390         7,780         6,037          520
  Dividends, Interest and Tax Reclaims......................       10,844        34,835        20,683        1,763
  Securities Lending Income.................................          170         3,404           237          321
Unrealized Gain on Foreign Currency Contracts...............           --             3            --            1
Prepaid Expenses and Other Assets...........................           20            11             2            2
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   13,390,576     9,233,874     2,571,774    1,431,338
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      465,392     1,074,030       332,156      283,227
  Investment Securities Purchased...........................       65,772         2,569         1,514        4,976
  Due to Advisor............................................        1,036         1,281           174           92
Accrued Expenses and Other Liabilities......................          511           508           148          119
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      532,711     1,078,388       333,992      288,414
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $12,857,865    $8,155,486    $2,237,782   $1,142,924
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $ 8,647,517    $6,939,413    $2,014,168   $1,010,055
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   17,474    $    2,260   $    2,963
                                                              ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series      Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $46,589,
 $542,176, $227,225, $291,960 and
 $417,976 of securities on loan,
 respectively)..............................  $1,652,236   $2,577,714    $665,890     $3,216,667     $3,962,933
Collateral Received from Securities on Loan
 at Value & Cost............................         331          462          21            674            745
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      49,000      571,000     211,000        254,000        364,000
Foreign Currencies at Value.................       4,171       10,659         698          5,209         10,485
Cash........................................         128        1,208         479         10,713         10,908
Receivables:
  Investment Securities Sold................       3,437        3,596         258            423          3,292
  Dividends, Interest and Tax Reclaims......       9,564        8,890         560          7,169          7,434
  Securities Lending Income.................          29        1,314         269            250          1,436
Unrealized Gain on Foreign Currency
 Contracts..................................          --            5          --              2             --
Prepaid Expenses and Other Assets...........           2            2           1              6              7
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   1,718,898    3,174,850     879,176      3,495,113      4,361,240
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      49,331      571,462     211,021        254,674        364,745
  Investment Securities Purchased...........       3,009        7,094         130          3,026         12,421
  Due to Advisor............................         133          206          54            259            530
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --          --             --              2
Accrued Expenses and Other Liabilities......          60          183          76            472            829
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      52,533      578,945     211,281        258,431        378,527
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,666,365   $2,595,905    $667,895     $3,236,682     $3,982,713
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,213,792   $2,331,617    $785,666     $2,018,603     $3,316,325
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,144   $   10,604    $    696     $    5,195     $   10,401
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                              The Japanese   The Asia
                                                                     The U.S.      The DFA       Small     Pacific Small
                                                                    Large Cap   International   Company       Company
                                                                   Value Series Value Series     Series       Series
                                                                   ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $8,987, $2,064
   and $468, respectively)........................................  $  122,006    $121,813      $ 23,598     $ 15,820
  Interest........................................................          27           4            --            1
  Income from Securities Lending..................................       1,009       6,433         1,687        1,992
                                                                    ----------    --------      --------     --------
     Total Investment Income......................................     123,042     128,250        25,285       17,813
                                                                    ----------    --------      --------     --------
Expenses
  Investment Advisory Services Fees...............................       5,788       7,612           947          546
  Accounting & Transfer Agent Fees................................         464         316            85           55
  Custodian Fees..................................................          56         596           372          258
  Shareholders' Reports...........................................          22          15             4            2
  Directors'/Trustees' Fees & Expenses............................          46          32             7            4
  Professional Fees...............................................         181         108            23           13
  Other...........................................................          41          51            12            7
                                                                    ----------    --------      --------     --------
     Total Expenses...............................................       6,598       8,730         1,450          885
                                                                    ----------    --------      --------     --------
  Fees Paid Indirectly............................................          --         (10)           (5)          (2)
                                                                    ----------    --------      --------     --------
  Net Expenses....................................................       6,598       8,720         1,445          883
                                                                    ----------    --------      --------     --------
  Net Investment Income (Loss)....................................     116,444     119,530        23,840       16,930
                                                                    ----------    --------      --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................     469,207     125,856        42,871        7,336
    Foreign Currency Transactions*................................          --      (1,511)       (1,367)         167
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................   1,375,405     751,722       392,404       82,603
    Translation of Foreign Currency Denominated Amounts...........          --          80          (399)         (31)
                                                                    ----------    --------      --------     --------
  Net Realized and Unrealized Gain (Loss).........................   1,844,612     876,147       433,509       90,075
                                                                    ----------    --------      --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................  $1,961,056    $995,677      $457,349     $107,005
                                                                    ==========    ========      ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                    The United     The
                                                     Kingdom   Continental The Canadian              The Emerging
                                                      Small       Small       Small     The Emerging   Markets
                                                     Company     Company     Company      Markets     Small Cap
                                                      Series     Series       Series       Series       Series
                                                    ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $109, $3,973, $1,529, $3,717 and $3,007,
   respectively)...................................  $ 23,053   $ 28,183     $  9,200     $ 26,463     $ 26,180
  Interest.........................................        --         48           --           --           --
  Income from Securities Lending...................       190      4,986        1,609        1,948        8,556
                                                     --------   --------     --------     --------     --------
     Total Investment Income.......................    23,243     33,217       10,809       28,411       34,736
                                                     --------   --------     --------     --------     --------
Expenses
  Investment Advisory Services Fees................       780      1,225          342        1,555        3,591
  Accounting & Transfer Agent Fees.................        73        109           38          136          152
  Custodian Fees...................................        66        385          110          938        2,059
  Shareholders' Reports............................         3          5            1            6            6
  Directors'/Trustees' Fees & Expenses.............         6         10            3           13           12
  Professional Fees................................        18         31           10           57           89
  Other............................................        10         14            4           24           21
                                                     --------   --------     --------     --------     --------
     Total Expenses................................       956      1,779          508        2,729        5,930
                                                     --------   --------     --------     --------     --------
  Fees Paid Indirectly.............................        (1)        (1)          (2)         (15)         (23)
                                                     --------   --------     --------     --------     --------
  Net Expenses.....................................       955      1,778          506        2,714        5,907
                                                     --------   --------     --------     --------     --------
  Net Investment Income (Loss).....................    22,288     31,439       10,303       25,697       28,829
                                                     --------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................    36,199     39,886        6,848       24,873       64,640
    Futures........................................        --         --           --           --          463
    Foreign Currency Transactions*.................       (19)      (114)         (47)          35         (797)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................   162,873    298,093      (30,719)     132,313      329,068
    Translation of Foreign Currency Denominated
     Amounts.......................................       169         87            8           (2)          46
                                                     --------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........   199,222    337,952      (23,910)     157,219      393,420
                                                     --------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations...................................  $221,510   $369,391     $(13,607)    $182,916     $422,249
                                                     ========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $9, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The U.S. Large Cap Value   The DFA International    The Japanese Small
                                                    Series                Value Series           Company Series
                                           ------------------------  ----------------------  ----------------------
                                           Six Months       Year     Six Months     Year     Six Months     Year
                                              Ended        Ended        Ended      Ended        Ended      Ended
                                            April 30,     Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2013          2012        2013        2012        2013        2012
                                           -----------  -----------  ----------- ----------  ----------- ----------
                                           (Unaudited)               (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   116,444  $   212,847  $  119,530  $  260,321  $   23,840  $   35,567
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     469,207      408,690     125,856     133,256      42,871      15,297
    Futures...............................          --           --          --          --          --        (283)
    Foreign Currency Transactions*........          --           --      (1,511)     (1,249)     (1,367)        593
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   1,375,405    1,049,282     751,722    (157,327)    392,404     (47,991)
    Translation of Foreign Currency
     Denominated Amounts..................          --           --          80        (266)       (399)        (76)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   1,961,056    1,670,819     995,677     234,735     457,349       3,107
                                           -----------  -----------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     577,674      505,769     277,763     699,069     180,383     385,924
  Withdrawals.............................    (270,017)    (922,543)   (356,203)   (651,462)    (86,681)   (205,115)
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     307,657     (416,774)    (78,440)     47,607      93,702     180,809
                                           -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   2,268,713    1,254,045     917,237     282,342     551,051     183,916
Net Assets
  Beginning of Period.....................  10,589,152    9,335,107   7,238,249   6,955,907   1,686,731   1,502,815
                                           -----------  -----------  ----------  ----------  ----------  ----------
  End of Period........................... $12,857,865  $10,589,152  $8,155,486  $7,238,249  $2,237,782  $1,686,731
                                           ===========  ===========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013         2012        2013        2012
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   16,930  $   39,082  $   22,288   $   41,958  $   31,439  $   62,863
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      7,336      27,956      36,199      (16,423)     39,886      (4,064)
    Futures...............................         --        (140)         --          236          --          69
    Foreign Currency Transactions*........        167        (236)        (19)         339        (114)       (359)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     82,603       3,183     162,873      247,250     298,093         694
    Translation of Foreign Currency
     Denominated Amounts..................        (31)        (94)        169          (35)         87        (285)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    107,005      69,751     221,510      273,325     369,391      58,918
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     91,761     161,440      13,691       92,609      42,912     260,944
  Withdrawals.............................    (59,702)   (134,065)    (33,674)     (34,941)    (61,577)    (76,446)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     32,059      27,375     (19,983)      57,668     (18,665)    184,498
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    139,064      97,126     201,527      330,993     350,726     243,416
Net Assets
  Beginning of Period.....................  1,003,860     906,734   1,464,838    1,133,845   2,245,179   2,001,763
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,142,924  $1,003,860  $1,666,365   $1,464,838  $2,595,905  $2,245,179
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $9 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The Canadian Small        The Emerging        The Emerging Markets
                                              Company Series         Markets Series         Small Cap Series
                                           --------------------  ----------------------  ----------------------
                                           Six Months    Year    Six Months     Year     Six Months     Year
                                              Ended     Ended       Ended      Ended        Ended      Ended
                                            April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2013       2012       2013        2012        2013        2012
                                           ----------- --------  ----------- ----------  ----------- ----------
                                           (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............  $ 10,303   $ 16,111  $   25,697  $   67,879  $   28,829  $   58,512
  Net Realized Gain (Loss) on:
    Investment Securities Sold............     6,848     26,982      24,873      34,169      64,640     106,663
    Futures...............................        --         --          --          --         463        (389)
    Foreign Currency Transactions*........       (47)       111          35        (571)       (797)     (1,553)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   (30,719)   (63,323)    132,313      24,259     329,068       6,038
    Translation of Foreign Currency
     Denominated Amounts..................         8         (7)         (2)         20          46         (15)
                                            --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   (13,607)   (20,126)    182,916     125,756     422,249     169,256
                                            --------   --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    22,416     11,500     300,335     523,537     707,773   1,002,685
  Withdrawals.............................   (30,000)   (38,550)   (159,876)   (175,967)   (100,659)    (93,517)
                                            --------   --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (7,584)   (27,050)    140,459     347,570     607,114     909,168
                                            --------   --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   (21,191)   (47,176)    323,375     473,326   1,029,363   1,078,424
Net Assets
  Beginning of Period.....................   689,086    736,262   2,913,307   2,439,981   2,953,350   1,874,926
                                            --------   --------  ----------  ----------  ----------  ----------
  End of Period...........................  $667,895   $689,086  $3,236,682  $2,913,307  $3,982,713  $2,953,350
                                            ========   ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                              The U.S. Large Cap Value Series@
                               ----------------------------------------------------------------------------------------------
                                                                                                    Period
                                 Six Months        Year        Year        Year        Year        Dec. 1,          Year
                                    Ended         Ended       Ended       Ended       Ended        2007 to         Ended
                                  April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                    2013           2012        2011        2010        2009          2008           2007
                               ----------------------------------------------------------------------------------------------
                                 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------
Total Return..................       18.48%(C)       18.31%       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $12,857,865     $10,589,152  $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average
 Net Assets...................        0.11%(B)        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment
 Income to Average Net Assets.        2.03%(B)        2.15%       1.79%       2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate.......           9%(C)          10%         14%         28%         29%         19%(C)            9%
-----------------------------------------------------------------------------------------------------------------------------

                                                           The DFA International Value Series@
                               -------------------------------------------------------------------------------------------
                                                                                                   Period
                                Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                   Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                   2013          2012         2011        2010        2009          2008          2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................      14.00%(C)       3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $8,155,486     $7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721
Ratio of Expenses to Average
 Net Assets...................       0.23%(B)       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.23%(B)       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment
 Income to Average Net Assets.       3.16%(B)       3.75%       3.47%        2.55%       3.22%       4.15%(B)        3.04%
Portfolio Turnover Rate.......          7%(C)         14%          9%          20%         18%         16%(C)          16%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. @ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                            The Japanese Small Company Series
                               -------------------------------------------------------------------------------------------
                                                                                                  Period
                                Six Months       Year        Year        Year        Year        Dec. 1,          Year
                                   Ended        Ended       Ended       Ended       Ended        2007 to         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                   2013          2012        2011        2010        2009          2008           2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................      26.12%(C)       0.54%      10.07%       0.72%      22.69%     (26.87)%(C)      (1.16)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,237,782     $1,686,731  $1,502,815  $1,211,600  $1,183,036  $1,062,964      $1,504,821
Ratio of Expenses to Average
 Net Assets...................       0.15%(B)       0.15%       0.14%       0.14%       0.15%       0.13%(B)        0.13%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.15%(B)       0.15%       0.14%       0.14%       0.15%       0.13%(B)        0.13%
Ratio of Net Investment
 Income to Average Net Assets.       2.54%(B)       2.17%       2.07%       1.95%       2.15%       2.64%(B)        1.94%
Portfolio Turnover Rate.......         10%(C)          7%          5%         10%          7%         10%(C)           9%
--------------------------------------------------------------------------------------------------------------------------

                                                      The Asia Pacific Small Company Series
                               -----------------------------------------------------------------------------------
                                                                                            Period
                                Six Months       Year        Year      Year      Year      Dec. 1,        Year
                                   Ended        Ended       Ended     Ended     Ended      2007 to       Ended
                                 April 30,     Oct. 31,    Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                   2013          2012        2011      2010      2009        2008         2007
                               -----------------------------------------------------------------------------------
                                (Unaudited)
------------------------------------------------------------------------------------------------------------------
Total Return..................      10.68%(C)       7.48%    (5.15)%    28.91%    84.98%   (57.75)%(C)      47.23%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,142,924     $1,003,860  $906,734   $935,138  $680,997  $441,237      $1,205,154
Ratio of Expenses to Average
 Net Assets...................       0.16%(B)       0.16%     0.16%      0.17%     0.18%     0.15%(B)        0.15%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.16%(B)       0.16%     0.16%      0.17%     0.18%     0.15%(B)        0.15%
Ratio of Net Investment
 Income to Average Net Assets.       3.13%(B)       4.26%     3.78%      3.64%     4.00%     4.33%(B)        3.58%
Portfolio Turnover Rate.......          7%(C)         18%       17%        18%       23%       20%(C)          25%
------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                      The United Kingdom Small Company Series
                               --------------------------------------------------------------------------------------
                                                                                               Period
                                Six Months       Year        Year        Year       Year      Dec. 1,        Year
                                   Ended        Ended       Ended       Ended      Ended      2007 to       Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,     Nov. 30,
                                   2013          2012        2011        2010       2009        2008         2007
                               --------------------------------------------------------------------------------------
                                (Unaudited)
---------------------------------------------------------------------------------------------------------------------
Total Return..................      15.19%(C)      23.41%       0.20%      25.94%    43.51%   (50.77)%(C)       2.42%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,666,365     $1,464,838  $1,133,845  $1,036,694  $770,472  $555,390      $1,158,580
Ratio of Expenses to Average
 Net Assets...................       0.12%(B)       0.13%       0.13%       0.13%     0.14%     0.12%(B)        0.12%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.12%(B)       0.13%       0.13%       0.13%     0.14%     0.12%(B)        0.12%
Ratio of Net Investment
 Income to Average Net Assets.       2.88%(B)       3.37%       3.76%       2.86%     4.02%     3.79%(B)        2.72%
Portfolio Turnover Rate.......          7%(C)          6%          7%         15%       10%       25%(C)          12%
---------------------------------------------------------------------------------------------------------------------

                                                          The Continental Small Company Series
                               -------------------------------------------------------------------------------------------
                                                                                                   Period
                                Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                   Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                   2013          2012         2011        2010        2009          2008          2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................      16.53%(C)       2.29%     (10.75)%      15.37%      43.78%     (49.66)%(C)      17.49%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,595,905     $2,245,179  $2,001,763   $2,072,484  $1,630,892  $1,111,585      $2,256,122
Ratio of Expenses to Average
 Net Assets...................       0.15%(B)       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.15%(B)       0.16%       0.15%        0.15%       0.16%       0.14%(B)        0.14%
Ratio of Net Investment
 Income to Average Net Assets.       2.59%(B)       3.15%       2.72%        2.24%       2.93%       3.49%(B)        2.16%
Portfolio Turnover Rate.......          7%(C)          9%         10%          12%          7%         18%(C)          12%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                         The Canadian Small Company Series
                               --------------------------------------------------------------------------------------
                                                                                          Period         Period
                                Six Months       Year      Year      Year      Year      Dec. 1,        April 2,
                                   Ended        Ended     Ended     Ended     Ended      2007 to       2007(a) to
                                 April 30,     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,       Nov. 30,
                                   2013          2012      2011      2010      2009        2008           2007
                               --------------------------------------------------------------------------------------
                                (Unaudited)
---------------------------------------------------------------------------------------------------------------------
Total Return..................     (1.93)%(C)    (2.51)%     0.27%    43.17%    61.67%   (56.44)%(C)     10.20%(C)
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $667,895      $689,086   $736,262  $663,722  $365,181  $232,873       $213,529
Ratio of Expenses to Average
 Net Assets...................      0.15%(B)      0.15%      0.14%     0.15%     0.17%     0.18%(B)       0.26%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............      0.15%(B)      0.15%      0.14%     0.15%     0.17%     0.18%(B)       0.26%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets.      3.04%(B)      2.29%      1.72%     1.05%     1.37%     0.97%(B)       0.47%(B)(E)
Portfolio Turnover Rate.......        11%(C)        22%        24%       10%       23%       21%(C)          6%(C)
---------------------------------------------------------------------------------------------------------------------

                                                               The Emerging Markets Series
                               -------------------------------------------------------------------------------------------
                                                                                                   Period
                                Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                   Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                   2013          2012         2011        2010        2009          2008          2007
                               -------------------------------------------------------------------------------------------
                                (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..................       6.26%(C)       4.55%      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,236,682     $2,913,307  $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790
Ratio of Expenses to Average
 Net Assets...................       0.18%(B)       0.20%       0.20%        0.19%       0.20%       0.18%(B)        0.19%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.18%(B)       0.20%       0.20%        0.19%       0.20%       0.18%(B)        0.19%
Ratio of Net Investment
 Income to Average Net Assets.       1.67%(B)       2.55%       2.48%        2.18%       2.57%       3.00%(B)        2.52%
Portfolio Turnover Rate.......          2%(C)          5%         16%          12%         14%         19%(C)           7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                         The Emerging Markets Small Cap Series
                               -----------------------------------------------------------------------------------------
                                                                                                  Period
                                Six Months       Year         Year        Year        Year       Dec. 1,        Year
                                   Ended        Ended        Ended       Ended       Ended       2007 to       Ended
                                 April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                   2013          2012         2011        2010        2009         2008         2007
                               -----------------------------------------------------------------------------------------
                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------
Total Return..................      13.05%(C)       7.19%     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,982,713     $2,953,350  $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571
Ratio of Expenses to Average
 Net Assets...................       0.33%(B)       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly).............       0.33%(B)       0.36%       0.33%        0.32%       0.33%     0.30%(B)        0.31%
Ratio of Net Investment
 Income to Average Net Assets.       1.62%(B)       2.48%       2.32%        2.16%       2.52%     3.07%(B)        1.94%
Portfolio Turnover Rate.......          4%(C)         13%         18%          15%         13%       19%(C)          16%
------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective Series is a result of the treatment of a partnership for book purposes. Each Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recent quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the six months ended April 30, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $10
              The Japanese Small Company Series.......      5
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      1
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     15
              The Emerging Markets Small Cap Series...     23

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2013, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $278
                 The DFA International Value Series......  213
                 The Japanese Small Company Series.......   46
                 The Asia Pacific Small Company Series...   23
                 The United Kingdom Small Company Series.   27
                 The Continental Small Company Series....   55
                 The Canadian Small Company Series.......   13
                 The Emerging Markets Series.............   74
                 The Emerging Markets Small Cap Series...   42

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,428,361 $1,029,781
         The DFA International Value Series......    581,405    544,320
         The Japanese Small Company Series.......    285,795    182,218
         The Asia Pacific Small Company Series...    123,409     78,570
         The United Kingdom Small Company Series.    110,235    112,119
         The Continental Small Company Series....    183,602    179,145
         The Canadian Small Company Series.......     73,665     71,826
         The Emerging Markets Series.............    227,043     64,839
         The Emerging Markets Small Cap Series...    778,617    154,697

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                   Net
                                                                                Unrealized
                                          Federal    Unrealized   Unrealized   Appreciation
                                          Tax Cost  Appreciation Depreciation (Depreciation)
                                         ---------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $9,150,245  $4,325,142   $(135,235)    $4,189,907
The DFA International Value Series......  8,018,298   1,779,021    (632,548)     1,146,473
The Japanese Small Company Series.......  2,353,150     426,844    (237,771)       189,073
The Asia Pacific Small Company Series...  1,320,354     328,760    (230,904)        97,856
The United Kingdom Small Company Series.  1,273,661     564,018    (136,112)       427,906
The Continental Small Company Series....  2,907,663     700,769    (459,256)       241,513
The Canadian Small Company Series.......  1,004,011     101,503    (228,603)      (127,100)
The Emerging Markets Series.............  2,275,995   1,326,980    (131,634)     1,195,346
The Emerging Markets Small Cap Series...  3,704,792   1,014,557    (391,671)       622,886

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2013 (amounts in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                Realized Gain (Loss) on
                                            Derivatives Recognized in Income
                                            --------------------------------
                                                         Equity
                                                       Contracts
                                            --------------------------------
    The Emerging Markets Small Cap Series*.               $463

* As of April 30, 2013, there were no futures contracts outstanding. During the six months ended April 30, 2013, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Series under this line of credit during the period ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.92%        $7,286         12        $ 2        $19,170
The DFA International Value Series....     0.94%         6,138         27          4         20,182
The Japanese Small Company Series.....     0.91%         1,336         10         --          3,693
The Asia Pacific Small Company Series.     0.91%           614          5         --          2,155
The United Kingdom Small Company
  Series..............................     0.92%           326          2         --            503
The Continental Small Company Series..     0.92%            59          4         --            208
The Emerging Markets Series...........     0.91%         5,831         26          4         31,246
The Emerging Markets Small Cap Series.     0.90%         8,707          2         --         12,916

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2013.

I. Securities Lending:

   As of April 30, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     Market Value
                                                     ------------
              The U.S. Large Cap Value Series.......   $ 4,855
              The DFA International Value Series....    58,525
              The Canadian Small Company Series.....    28,586
              The Emerging Markets Series...........    56,655
              The Emerging Markets Small Cap Series.    98,136

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

For the six months ended April 30, 2013, the Series had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2013
     EXPENSE TABLE
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     -
     Actual Fund Return............ $1,000.00 $1,086.10    0.18%    $0.93
     Hypothetical 5% Annual Return. $1,000.00 $1,023.90    0.18%    $0.90

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    Dimensional Emerging Markets Value Fund
              Consumer Discretionary.......................   6.3%
              Consumer Staples.............................   5.7%
              Energy.......................................  16.2%
              Financials...................................  34.5%
              Health Care..................................   0.6%
              Industrials..................................  11.6%
              Information Technology.......................   7.1%
              Materials....................................  14.7%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   1.4%
              Utilities....................................   1.9%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)


                                                                                   Percentage
                                                   Shares           Value++      of Net Assets**
                                                   ------           -------      ---------------
COMMON STOCKS -- (91.3%)
BRAZIL -- (8.7%)
    Banco Santander Brasil SA ADR..............   18,012,780    $    133,654,828            0.7%
    BM&FBovespa SA.............................   26,824,074         185,955,220            1.0%
#   Gerdau SA Sponsored ADR....................   12,145,574          95,342,756            0.5%
#   Petroleo Brasileiro SA ADR.................   18,401,141         352,381,850            1.9%
#   Petroleo Brasileiro SA Sponsored ADR.......   20,796,933         415,314,752            2.2%
    Other Securities...........................                      538,973,068            2.9%
                                                                ----------------          ------
TOTAL BRAZIL...................................                    1,721,622,474            9.2%
                                                                ----------------          ------
CHILE -- (1.6%)
    Enersis SA Sponsored ADR...................    5,249,009          99,101,290            0.5%
    Other Securities...........................                      219,401,520            1.2%
                                                                ----------------          ------
TOTAL CHILE....................................                      318,502,810            1.7%
                                                                ----------------          ------
CHINA -- (14.1%)
    Agricultural Bank of China, Ltd. Class H...  255,464,000         122,746,565            0.7%
    Bank of China, Ltd. Class H................  989,630,331         463,675,570            2.5%
    Bank of Communications Co., Ltd. Class H...  110,893,574          88,310,920            0.5%
    China Construction Bank Corp. Class H......  214,422,940         179,967,415            1.0%
#   China Minsheng Banking Corp., Ltd. Class H.   57,085,500          73,292,194            0.4%
#   China Petroleum & Chemical Corp. ADR.......      993,796         109,874,086            0.6%
    China Petroleum & Chemical Corp. Class H...  163,824,289         180,790,542            1.0%
#   China Unicom Hong Kong, Ltd. ADR...........    7,316,862         105,582,319            0.6%
    Other Securities...........................                    1,486,194,031            7.7%
                                                                ----------------          ------
TOTAL CHINA....................................                    2,810,433,642           15.0%
                                                                ----------------          ------
COLOMBIA -- (0.1%)
    Other Securities...........................                       13,678,500            0.1%
                                                                ----------------          ------
CZECH REPUBLIC -- (0.2%)
    Other Securities...........................                       31,695,790            0.2%
                                                                ----------------          ------
HUNGARY -- (0.5%)
#   OTP Bank P.L.C.............................    3,828,061          79,923,314            0.4%
    Other Securities...........................                       15,773,985            0.1%
                                                                ----------------          ------
TOTAL HUNGARY..................................                       95,697,299            0.5%
                                                                ----------------          ------
INDIA -- (6.8%)
#   ICICI Bank, Ltd. Sponsored ADR.............    3,394,535         158,932,128            0.9%
    Reliance Industries, Ltd...................   20,144,977         294,328,521            1.6%
    State Bank of India........................    2,228,831          94,279,659            0.5%
    Other Securities...........................                      807,802,476            4.2%
                                                                ----------------          ------
TOTAL INDIA....................................                    1,355,342,784            7.2%
                                                                ----------------          ------
INDONESIA -- (3.2%)
    Other Securities...........................                      641,870,329            3.4%
                                                                ----------------          ------
ISRAEL -- (0.0%)
    Other Securities...........................                          932,046            0.0%
                                                                ----------------          ------
MALAYSIA -- (3.2%)
    Other Securities...........................                      642,198,061            3.4%
                                                                ----------------          ------
MEXICO -- (7.1%)
    Alfa S.A.B. de C.V. Class A................   51,397,020         119,325,169            0.6%
#*  Cemex S.A.B. de C.V. Sponsored ADR.........   16,663,541         187,464,831            1.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                               Percentage
                                                            Shares           Value++         of Net Assets**
                                                            ------           -------         ---------------
MEXICO -- (Continued)
#   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    2,494,369    $    282,836,501               1.5%
    Grupo Financiero Banorte S.A.B. de C.V..............   23,160,991         174,532,887               0.9%
    Other Securities....................................                      637,729,822               3.5%
                                                                         ----------------             ------
TOTAL MEXICO............................................                    1,401,889,210               7.5%
                                                                         ----------------             ------
PHILIPPINES -- (1.3%)
    Other Securities....................................                      256,419,611               1.4%
                                                                         ----------------             ------
POLAND -- (1.4%)
*   Polski Koncern Naftowy Orlen S.A....................    5,924,385          91,988,888               0.5%
    Other Securities....................................                      179,643,567               1.0%
                                                                         ----------------             ------
TOTAL POLAND                                                                  271,632,455               1.5%
                                                                         ----------------             ------
RUSSIA -- (3.8%)
    Gazprom OAO Sponsored ADR...........................   92,768,535         738,805,087               3.9%
    Other Securities....................................                       18,308,553               0.1%
                                                                         ----------------             ------
TOTAL RUSSIA............................................                      757,113,640               4.0%
                                                                         ----------------             ------
SOUTH AFRICA -- (6.4%)
    ABSA Group, Ltd.....................................    5,161,520          85,037,070               0.5%
#   Gold Fields, Ltd. Sponsored ADR.....................   13,638,573         101,743,755               0.6%
    Sanlam, Ltd.........................................   26,831,075         137,665,287               0.7%
    Standard Bank Group, Ltd............................   15,879,866         198,569,484               1.1%
    Other Securities....................................                      758,607,003               4.0%
                                                                         ----------------             ------
TOTAL SOUTH AFRICA......................................                    1,281,622,599               6.9%
                                                                         ----------------             ------
SOUTH KOREA -- (13.7%)
    Hana Financial Group, Inc...........................    4,078,729         130,626,112               0.7%
#   Hyundai Steel Co....................................    1,197,245          83,179,821               0.5%
    KB Financial Group, Inc.............................    2,902,753          94,926,902               0.5%
#   KB Financial Group, Inc. ADR........................    3,182,416         104,383,245               0.6%
#   LG Electronics, Inc.................................    1,776,548         142,395,511               0.8%
#   POSCO...............................................      681,110         195,769,432               1.1%
#   POSCO ADR...........................................    1,626,923         117,122,187               0.6%
    Shinhan Financial Group Co., Ltd....................    5,415,719         187,584,781               1.0%
    SK Holdings Co., Ltd................................      530,249          76,530,829               0.4%
    SK Innovation Co., Ltd..............................      763,318         104,371,936               0.6%
    Other Securities....................................                    1,488,107,381               7.8%
                                                                         ----------------             ------
TOTAL SOUTH KOREA.......................................                    2,724,998,137              14.6%
                                                                         ----------------             ------
TAIWAN -- (13.0%)
    First Financial Holding Co., Ltd....................  114,221,437          70,358,478               0.4%
#   Fubon Financial Holding Co., Ltd....................   83,424,471         119,358,177               0.7%
#*  Innolux Corp........................................  113,184,745          70,870,943               0.4%
    Mega Financial Holding Co., Ltd.....................  124,743,381          96,296,586               0.5%
#   United Microelectronics Corp........................  218,090,681          83,574,149               0.5%
    Yuanta Financial Holding Co., Ltd...................  143,984,654          73,306,738               0.4%
    Other Securities....................................                    2,070,352,183              10.9%
                                                                         ----------------             ------
TOTAL TAIWAN............................................                    2,584,117,254              13.8%
                                                                         ----------------             ------
THAILAND -- (3.4%)
    Bangkok Bank PCL....................................    9,300,200          71,613,124               0.4%
    PTT Global Chemical PCL.............................   31,932,741          79,423,853               0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                                          Percentage
                                                                      Shares            Value++         of Net Assets**
                                                                      ------            -------         ---------------
THAILAND -- (Continued)
      PTT PCL.....................................................     8,157,700    $     90,610,228               0.5%
      Other Securities............................................                       426,380,643               2.3%
                                                                                    ----------------             ------
TOTAL THAILAND....................................................                       668,027,848               3.6%
                                                                                    ----------------             ------
TURKEY -- (2.8%)
      KOC Holding A.S.............................................    12,307,828          74,630,627               0.4%
      Turkiye Is Bankasi..........................................    27,763,003         107,387,000               0.6%
      Other Securities............................................                       372,002,517               2.0%
                                                                                    ----------------             ------
TOTAL TURKEY......................................................                       554,020,144               3.0%
                                                                                    ----------------             ------
TOTAL COMMON STOCKS...............................................                    18,131,814,633              97.0%
                                                                                    ----------------             ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
      Petroleo Brasileiro SA......................................    18,204,529         181,795,072               1.0%
      Other Securities............................................                       210,809,044               1.1%
                                                                                    ----------------             ------
TOTAL BRAZIL......................................................                       392,604,116               2.1%
                                                                                    ----------------             ------
COLOMBIA -- (0.1%)
      Other Securities............................................                        10,866,863               0.1%
                                                                                    ----------------             ------
HONG KONG -- (0.0%)
      Other Securities............................................                           317,409               0.0%
                                                                                    ----------------             ------
MALAYSIA -- (0.0%)
      Other Securities............................................                             8,781               0.0%
                                                                                    ----------------             ------
TOTAL PREFERRED STOCKS............................................                       403,797,169               2.2%
                                                                                    ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
      Other Securities............................................                         1,513,523               0.0%
                                                                                    ----------------             ------
MALAYSIA -- (0.0%)
      Other Securities............................................                            76,397               0.0%
                                                                                    ----------------             ------
POLAND -- (0.0%)
      Other Securities............................................                                --               0.0%
                                                                                    ----------------             ------
THAILAND -- (0.0%)
      Other Securities............................................                           685,167               0.0%
                                                                                    ----------------             ------
TOTAL RIGHTS/WARRANTS.............................................                         2,275,087               0.0%
                                                                                    ----------------             ------

                                                                      Shares/
                                                                       Face
                                                                      Amount            Value+
                                                                      -------           ------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@  DFA Short Term Investment Fund..............................   115,211,755       1,333,000,000               7.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $169,927 FNMA, rates ranging
       from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $173,672) to be repurchased at
       $170,268................................................... $         170             170,267               0.0%
                                                                                    ----------------             ------
TOTAL SECURITIES LENDING COLLATERAL...............................                     1,333,170,267               7.1%
                                                                                    ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,190,568,956)........................................                    $ 19,871,057,156             106.3%
                                                                                    ================             ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,721,622,474              --   --    $ 1,721,622,474
  Chile.......................    318,502,810              --   --        318,502,810
  China.......................    234,132,597 $ 2,576,301,045   --      2,810,433,642
  Colombia....................     13,678,500              --   --         13,678,500
  Czech Republic..............             --      31,695,790   --         31,695,790
  Hungary.....................             --      95,697,299   --         95,697,299
  India.......................    177,946,057   1,177,396,727   --      1,355,342,784
  Indonesia...................      7,281,902     634,588,427   --        641,870,329
  Israel......................         20,321         911,725   --            932,046
  Malaysia....................             --     642,198,061   --        642,198,061
  Mexico......................  1,401,889,210              --   --      1,401,889,210
  Philippines.................             --     256,419,611   --        256,419,611
  Poland......................        544,429     271,088,026   --        271,632,455
  Russia......................        875,172     756,238,468   --        757,113,640
  South Africa................    174,746,377   1,106,876,222   --      1,281,622,599
  South Korea.................    332,607,899   2,392,390,238   --      2,724,998,137
  Taiwan......................     45,216,170   2,538,901,084   --      2,584,117,254
  Thailand....................    668,027,848              --   --        668,027,848
  Turkey......................             --     554,020,144   --        554,020,144
Preferred Stocks
  Brazil......................    392,604,116              --   --        392,604,116
  Colombia....................     10,866,863              --   --         10,866,863
  Hong Kong...................        317,409              --   --            317,409
  Malaysia....................             --           8,781   --              8,781
Rights/Warrants
  China.......................             --       1,513,523   --          1,513,523
  Malaysia....................             --          76,397   --             76,397
  Poland......................             --              --   --                 --
  Thailand....................             --         685,167   --            685,167
Securities Lending Collateral.             --   1,333,170,267   --      1,333,170,267
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,500,880,154 $14,370,177,002   --    $19,871,057,156
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,555,098 of securities on loan)*....... $18,537,887
Collateral Received from Securities on Loan at Value & Cost..............         170
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,333,000
Foreign Currencies at Value..............................................      19,113
Cash.....................................................................     129,043
Receivables:
  Investment Securities Sold.............................................         233
  Dividends, Interest and Tax Reclaims...................................      46,296
  Securities Lending Income..............................................       1,942
Unrealized Gain on Foreign Currency Contracts............................          18
Prepaid Expenses and Other Assets........................................          28
                                                                          -----------
     Total Assets........................................................  20,067,730
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,333,170
  Investment Securities Purchased........................................      38,774
  Due to Advisor.........................................................       1,493
Unrealized Loss on Foreign Currency Contracts............................           1
Accrued Expenses and Other Liabilities...................................       2,526
                                                                          -----------
     Total Liabilities...................................................   1,375,964
                                                                          -----------
NET ASSETS............................................................... $18,691,766
                                                                          ===========
Investments at Cost...................................................... $17,857,399
                                                                          ===========
Foreign Currencies at Cost............................................... $    19,052
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $11,812).......... $  141,854
    Interest......................................................         10
    Income from Securities Lending................................     15,074
                                                                   ----------
       Total Investment Income....................................    156,938
                                                                   ----------
  Expenses
    Investment Advisory Services Fees.............................      9,007
    Accounting & Transfer Agent Fees..............................        752
    Custodian Fees................................................      5,609
    Shareholders' Reports.........................................         34
    Directors'/Trustees' Fees & Expenses..........................         73
    Professional Fees.............................................        265
    Other.........................................................        155
                                                                   ----------
       Total Expenses.............................................     15,895
                                                                   ----------
    Fees Paid Indirectly..........................................        (41)
                                                                   ----------
    Net Expenses..................................................     15,854
                                                                   ----------
    Net Investment Income (Loss)..................................    141,084
                                                                   ----------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................    381,846
      Foreign Currency Transactions...............................       (938)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    925,302
      Translation of Foreign Currency Denominated Amounts.........         75
                                                                   ----------
    Net Realized and Unrealized Gain (Loss).......................  1,306,285
                                                                   ----------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $1,447,369
                                                                   ==========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                             Six Months       Year
                                                                                Ended        Ended
                                                                              April 30,     Oct. 31,
                                                                                2013          2012
                                                                             -----------  -----------
                                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................. $   141,084  $   375,228
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................     381,846      398,744
    Futures.................................................................          --       (1,269)
    Foreign Currency Transactions*..........................................        (938)      (4,761)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     925,302     (574,018)
    Translation of Foreign Currency Denominated Amounts.....................          75         (185)
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......   1,447,369      193,739
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   1,168,731    3,560,477
  Withdrawals...............................................................    (808,656)    (873,473)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................     360,075    2,687,004
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................   1,807,444    2,880,743
Net Assets
  Beginning of Period.......................................................  16,884,322   14,003,579
                                                                             -----------  -----------
  End of Period............................................................. $18,691,766  $16,884,322
                                                                             ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $314, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND@

                             FINANCIAL HIGHLIGHTS


                                                                       Dimensional Emerging Markets Value Fund
                                           -----------------------------------------------------------------------------------
                                                                                                                   Period
                                             Six Months        Year         Year          Year        Year        Dec. 1,
                                                Ended         Ended        Ended         Ended       Ended        2007 to
                                              April 30,      Oct. 31,     Oct. 31,      Oct. 31,    Oct. 31,      Oct. 31,
                                                2013           2012         2011          2010        2009          2008
                                           -----------------------------------------------------------------------------------
                                             (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return..............................        8.61%(C)        1.10%      (14.47)%       30.55%      79.39%     (55.47)%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $18,691,766     $16,884,322  $14,003,579   $11,917,955  $7,965,125  $4,048,404
Ratio of Expenses to Average Net Assets...        0.18%(B)        0.20%        0.20%         0.19%       0.21%       0.19%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.18%(B)        0.20%        0.20%         0.19%       0.21%       0.19%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................        1.58%(B)        2.43%        2.29%         1.81%       2.17%       3.19%(B)
Portfolio Turnover Rate...................           5%(C)           8%           5%           15%         20%         14%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                           ------------

                                              Year
                                             Ended
                                            Nov. 30,
                                              2007
                                           ------------

------------------------------------------------------
Total Return..............................      51.59%
------------------------------------------------------
Net Assets, End of Period (thousands)..... $8,188,710
Ratio of Expenses to Average Net Assets...       0.19%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.19%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.50%
Portfolio Turnover Rate...................         14%
------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. @ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2013, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $285 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the six months ended April 30, 2013, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Earned Income Credit:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were $41 (amount in thousands).

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases   Sales
                                                   ---------- --------
          Dimensional Emerging Markets Value Fund. $1,355,988 $938,224

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as partnership for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,244,327  $3,584,802  $(2,958,072)    $626,730

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Fund under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.86%       $36,348         19        $17        $86,942

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2013.

H. Securities Lending:

   As of April 30, 2013, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $336,338 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. In-Kind Redemptions:

   In accordance with guidelines described in the Fund's registration statement, the Fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Fund had no in-kind redemptions.

K. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043013-001S

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2013 (Unaudited)

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2013

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents


                                                                                             Page
                                                                                             ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes..................................................   1
Dimensional Investment Group Inc.
   Disclosure of Fund Expenses..............................................................   2
   Disclosure of Portfolio Holdings.........................................................   4
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio..........................................   5
       LWAS/DFA Two-Year Fixed Income Portfolio.............................................   6
       LWAS/DFA Two-Year Government Portfolio...............................................   8
   Statements of Assets and Liabilities.....................................................   9
   Statements of Operations.................................................................  11
   Statements of Changes in Net Assets......................................................  12
   Financial Highlights.....................................................................  13
   Notes to Financial Statements............................................................  15
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book to Market Portfolio
   Disclosure of Fund Expenses..............................................................  22
   Disclosure of Portfolio Holdings.........................................................  23
   Schedule of Investments..................................................................  24
   Statement of Assets and Liabilities......................................................  25
   Statement of Operations..................................................................  26
   Statements of Changes in Net Assets......................................................  27
   Financial Highlights.....................................................................  28
   Notes to Financial Statements............................................................  29
The DFA Investment Trust Company
   Disclosure of Fund Expenses..............................................................  34
   Disclosure of Portfolio Holdings.........................................................  35
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series......................................................  36
       The DFA International Value Series...................................................  39
   Statements of Assets and Liabilities.....................................................  43
   Statements of Operations.................................................................  44
   Statements of Changes in Net Assets......................................................  45
   Financial Highlights.....................................................................  46
   Notes to Financial Statements............................................................  47
Voting Proxies on Fund Portfolio Securities.................................................  55
Board Approval of Investment Advisory Agreements............................................  56

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2013.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the
        Board of Trustees.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Annualized
(C)     Non-Annualized
(D)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
RIC     Registered Investment Company
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2013
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/12  04/30/13    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,183.50    0.34%    $1.84
Hypothetical 5% Annual Return................. $1,000.00 $1,023.11    0.34%    $1.71

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,002.30    0.30%    $1.49
Hypothetical 5% Annual Return................. $1,000.00 $1,023.31    0.30%    $1.51

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/12  04/30/13    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,001.50    0.28%    $1.39
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.41    0.28%    $1.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS


                   LWAS/DFA Two-Year Fixed Income Portfolio
                                                                  5.2%
              Corporate........................................  10.2%
              Foreign Corporate................................  24.6%
              Foreign Government...............................  17.5%
              Government.......................................  36.1%
              Supranational....................................   6.4%
                                                                -----
                                                                100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                Value+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company..................... $65,489,383
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $37,374,874)................................ $65,489,383
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
AGENCY OBLIGATIONS -- (34.3%)
Federal Home Loan Bank
     2.375%, 03/14/14............................. $15,300 $15,595,657
     2.500%, 06/13/14.............................   2,300   2,359,644
     0.250%, 02/20/15.............................   4,600   4,598,896
Federal Home Loan Mortgage Corporation
     1.375%, 02/25/14.............................     600     606,002
     0.375%, 02/27/14.............................   3,000   3,005,556
Federal National Mortgage Association
     2.750%, 03/13/14.............................   1,000   1,022,509
     4.125%, 04/15/14.............................   1,700   1,764,416
     1.125%, 06/27/14.............................   1,200   1,213,378
                                                           -----------
TOTAL AGENCY OBLIGATIONS..........................          30,166,058
                                                           -----------

BONDS -- (60.8%)
Agence Francaise de Developpement
     1.250%, 06/09/14.............................   2,000   2,018,354
Australia & New Zealand Banking Group, Ltd.
     3.700%, 01/13/15.............................   1,000   1,052,900
Bank Nederlandse Gemeenten
     5.000%, 05/16/14.............................     500     523,731
     3.125%, 01/12/15.............................     500     522,500
     1.375%, 03/23/15.............................   1,000   1,017,480
Bank of Nova Scotia Floating Rate Note
(r)  0.649%, 08/01/14.............................   2,000   2,005,210
Berkshire Hathaway, Inc. Floating Rate Note
(r)  0.990%, 08/15/14.............................   1,500   1,512,489
Caisse d'Amortissement de la Dette Sociale
     3.500%, 07/01/14.............................   1,000   1,036,496
     1.250%, 07/11/14.............................   1,200   1,212,828
Commonwealth Bank of Australia
     3.750%, 10/15/14.............................   1,500   1,570,542
     3.500%, 03/19/15.............................     300     316,329
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.875%, 12/15/14.............................   2,000   2,039,088
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA Floating Rate Note
(r)  0.658%, 01/17/14.............................     500     501,302
Council Of Europe Development Bank
     4.500%, 06/30/14.............................   1,000   1,048,362
     2.750%, 02/10/15.............................     900     938,484
EUROFIMA
     4.500%, 03/06/15.............................   1,000   1,075,000
European Investment Bank
     4.750%, 10/15/14.............................     900     957,690
     2.875%, 01/15/15.............................   1,300   1,356,030

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
General Electric Capital Corp.
     4.875%, 03/04/15............................. $2,000 $2,154,308
JPMorgan Chase & Co.
     2.050%, 01/24/14.............................  1,000  1,012,450
JPMorgan Chase & Co. Floating Rate Note
(r)  1.030%, 05/02/14.............................    700    704,876
KFW
     1.500%, 04/04/14.............................  1,800  1,820,052
Kommunalbanken A.S.
     1.000%, 06/16/14.............................  1,560  1,571,700
     1.000%, 02/09/15.............................    500    505,566
Kommunekredit
     0.750%, 09/02/14.............................  1,000  1,005,565
Manitoba, Province of Canada
     1.375%, 04/28/14.............................  1,000  1,011,357
National Australia Bank, Ltd. Floating Rate Note
(r)  1.442%, 02/14/14.............................  2,000  2,018,218
Nederlandse Waterschapsbank NV
     1.375%, 05/16/14.............................  1,800  1,819,814
     1.250%, 10/20/14.............................    800    810,448
Nordea Bank AB
     3.700%, 11/13/14.............................  2,000  2,091,610
Oesterreichische Kontrollbank AG
     1.375%, 01/21/14.............................    500    503,615
Ontario, Province of Canada
     4.500%, 02/03/15.............................    800    857,512
     2.950%, 02/05/15.............................  1,300  1,358,384
Royal Bank of Canada
     1.150%, 03/13/15.............................    250    253,095
     0.560%, 05/01/15.............................  2,000  1,999,720
Sanofi
     1.625%, 03/28/14.............................  2,000  2,024,600
Societe Financement de l'Economie Francaise
     2.875%, 09/22/14.............................    500    517,430
State of North Rhine-Westphalia
     1.625%, 09/17/14.............................    500    507,742
Svensk Exportkredit AB
     3.250%, 09/16/14.............................    700    728,188
Svenska Handelsbanken AB Floating Rate Note
(r)  0.787%, 08/30/13.............................  2,000  2,003,790
(r)  0.461%, 10/06/14.............................    300    299,913
Total Capital Canada, Ltd.
     1.625%, 01/28/14.............................  2,000  2,020,268
Toyota Motor Credit Corp.
     1.375%, 08/12/13.............................    955    957,674
     1.250%, 11/17/14.............................    645    653,193
     1.000%, 02/17/15.............................    300    303,146
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.454%, 12/05/14.............................    400    400,520

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
US Bancorp
    2.000%, 06/14/13............................. $  800 $   801,579
                                                         -----------
TOTAL BONDS......................................         53,421,148
                                                         -----------

COMMERCIAL PAPER -- (4.8%)
Banque et Caisse d'Epargne de l'Etat
    0.240%, 06/26/13.............................  1,000     999,627
    0.255%, 07/18/13.............................  1,000     999,533
    0.270%, 07/19/13.............................    500     499,763
Standard Chartered Bank
##  0.229%, 05/01/13.............................    600     600,000
##  0.220%, 06/04/13.............................    700     699,861
Toronto Dominion Bank (The)
##  0.190%, 06/20/13.............................    400     399,894
                                                         -----------
TOTAL COMMERCIAL PAPER...........................          4,198,678
                                                         -----------

                                                  Shares
                                                  ------      -
TEMPORARY CASH INVESTMENTS -- (0.1%)
    State Street Institutional Liquid Reserves... 46,166      46,166
                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $87,646,153).............................         $87,832,050
                                                         ===========

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                  ---------------------------------------
                                  Level 1    Level 2   Level 3    Total
                                  -------  ----------- ------- -----------
      Agency Obligations.........      --  $30,166,058   --    $30,166,058
      Bonds......................      --   53,421,148   --     53,421,148
      Commercial Paper...........      --    4,198,678   --      4,198,678
      Temporary Cash Investments. $46,166           --   --         46,166
                                  -------  -----------   --    -----------
      TOTAL...................... $46,166  $87,785,884   --    $87,832,050
                                  =======  ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                              Face
                                                             Amount     Value+
                                                             ------- ------------
                                                             (000)
AGENCY OBLIGATIONS -- (99.7%)
Federal Home Loan Bank
 2.500%, 06/13/14........................................... $ 6,605 $  6,776,281
 5.250%, 06/18/14...........................................   5,050    5,341,643
 1.375%, 09/12/14...........................................  19,800   20,115,533
 0.875%, 12/12/14...........................................  28,500   28,797,540
 0.250%, 01/16/15...........................................  10,000   10,005,120
 4.500%, 02/18/15...........................................  29,500   31,739,728
 2.750%, 03/13/15...........................................  35,000   36,614,095
                                                                     ------------
TOTAL AGENCY OBLIGATIONS....................................          139,389,940
                                                                     ------------

                                                             Shares
                                                             -------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund 488,992      488,992
                                                                     ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $139,735,102)...........         $139,878,932
                                                                     ============

Summary of the Portfolio's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                     ------------------------------------------
                                     Level 1    Level 2    Level 3    Total
                                     -------- ------------ ------- ------------
 Agency Obligations.................       -- $139,389,940   --    $139,389,940
 Temporary Cash Investments......... $488,992           --   --         488,992
                                     -------- ------------   --    ------------
 TOTAL.............................. $488,992 $139,389,940   --    $139,878,932
                                     ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
 (Affiliated Investment Company) at Value.............................................. $     65,489
Prepaid Expenses and Other Assets......................................................           12
                                                                                        ------------
     Total Assets......................................................................       65,501
                                                                                        ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................           52
  Due to Advisor.......................................................................            1
Accrued Expenses and Other Liabilities.................................................           15
                                                                                        ------------
     Total Liabilities.................................................................           68
                                                                                        ------------
NET ASSETS............................................................................. $     65,433
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    4,036,504
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      16.21
                                                                                        ============
Investment in Affiliated Investment Company at Cost.................................... $     37,375
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     38,504
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          107
Accumulated Net Realized Gain (Loss)...................................................       (1,292)
Net Unrealized Appreciation (Depreciation).............................................       28,114
                                                                                        ------------
NET ASSETS............................................................................. $     65,433
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA     LWAS/DFA
                                                                                          Two-Year     Two-Year
                                                                                        Fixed Income  Government
                                                                                         Portfolio    Portfolio
                                                                                        ------------ ------------
ASSETS:
Investments at Value................................................................... $     87,786 $    139,390
Temporary Cash Investments at Value & Cost.............................................           46          489
Receivables:
  Investment Securities Sold...........................................................        2,029           --
  Interest.............................................................................          439          699
  Fund Shares Sold.....................................................................           59            5
Prepaid Expenses and Other Assets......................................................           12           13
                                                                                        ------------ ------------
     Total Assets......................................................................       90,371      140,596
                                                                                        ------------ ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................        2,000           --
  Fund Shares Redeemed.................................................................           17           16
  Due to Advisor.......................................................................           10           16
Accrued Expenses and Other Liabilities.................................................           14           25
                                                                                        ------------ ------------
     Total Liabilities.................................................................        2,041           57
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     88,330 $    140,539
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    8,810,550   14,193,328
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.03 $       9.90
                                                                                        ============ ============
Investments at Cost.................................................................... $     87,600 $    139,246
                                                                                        ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     88,034 $    140,150
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           37           (9)
Accumulated Net Realized Gain (Loss)...................................................           73          254
Net Unrealized Appreciation (Depreciation).............................................          186          144
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     88,330 $    140,539
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                           LWAS/DFA  LWAS/DFA
                                                                          U.S. High  Two-Year   LWAS/DFA
                                                                           Book to     Fixed    Two-Year
                                                                            Market    Income   Government
                                                                          Portfolio* Portfolio Portfolio
                                                                          ---------- --------- ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Company:
  Dividends..............................................................  $   671       --         --
  Income from Securities Lending.........................................        6       --         --
  Expenses Allocated from Affiliated Investment Company..................      (36)      --         --
                                                                           -------     ----      -----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................      641       --         --
                                                                           -------     ----      -----
Fund Investment Income
  Interest...............................................................       --     $268      $ 255
                                                                           -------     ----      -----
     Total Investment Income.............................................       --      268        255
                                                                           -------     ----      -----
Fund Expenses
  Investment Advisory Services Fees......................................       --       66        107
  Administrative Services Fees...........................................        3       --         --
  Accounting & Transfer Agent Fees.......................................        6       13         15
  Shareholder Servicing Fees.............................................       47       35         57
  Custodian Fees.........................................................       --        1          1
  Filing Fees............................................................        9        9          9
  Shareholders' Reports..................................................        3        4          6
  Directors'/Trustees' Fees & Expenses...................................       --       --          1
  Professional Fees......................................................        2        2          4
  Other..................................................................        1        2          2
                                                                           -------     ----      -----
     Total Expenses......................................................       71      132        202
                                                                           -------     ----      -----
  Net Investment Income (Loss)...........................................      570      136         53
                                                                           -------     ----      -----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    2,884       82        269
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................    7,167      (38)      (115)
                                                                           -------     ----      -----
  Net Realized and Unrealized Gain (Loss)................................   10,051       44        154
                                                                           -------     ----      -----
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $10,621     $180      $ 207
                                                                           =======     ====      =====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 LWAS/DFA U.S. High Book   LWAS/DFA Two-Year      LWAS/DFA Two-Year
                                                to Market Portfolio      Fixed Income Portfolio Government Portfolio
                                               ------------------------  --------------------   --------------------
                                               Six Months      Year      Six Months     Year    Six Months    Year
                                                  Ended       Ended         Ended      Ended       Ended     Ended
                                                April 30,    Oct. 31,     April 30,   Oct. 31,   April 30,  Oct. 31,
                                                  2013         2012         2013        2012       2013       2012
                                               -----------   --------    -----------  --------  ----------- --------
                                               (Unaudited)               (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................   $   570     $  1,193      $   136    $    361   $     53   $    295
  Net Realized Gain (Loss) on:
    Investment Securities Sold................     2,884        3,324           82         400        269        974
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.....................     7,167        5,684          (38)       (100)      (115)      (426)
                                                 -------      --------     -------    --------   --------   --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    10,621       10,201          180         661        207        843
                                                 -------      --------     -------    --------   --------   --------
Distributions From:
  Net Investment Income.......................      (645)      (1,185)        (150)       (393)      (101)      (413)
  Net Short-Term Gains........................        --           --         (360)       (461)      (955)      (774)
  Net Long-Term Gains.........................        --           --          (44)        (90)       (29)        --
                                                 -------      --------     -------    --------   --------   --------
     Total Distributions......................      (645)      (1,185)        (554)       (944)    (1,085)    (1,187)
                                                 -------      --------     -------    --------   --------   --------
Capital Share Transactions (1):
  Shares Issued...............................     2,516        2,926        6,326      10,153     11,199     17,044
  Shares Issued in Lieu of Cash
   Distributions..............................       559        1,031          449         753        790        845
  Shares Redeemed.............................    (8,534)     (14,816)      (7,397)    (14,194)   (15,845)   (50,714)
                                                 -------      --------     -------    --------   --------   --------
     Net Increase (Decrease) from Capital
      Share Transactions......................    (5,459)     (10,859)        (622)     (3,288)    (3,856)   (32,825)
                                                 -------      --------     -------    --------   --------   --------
     Total Increase (Decrease) in Net
      Assets..................................     4,517       (1,843)        (996)     (3,571)    (4,734)   (33,169)
Net Assets
  Beginning of Period.........................    60,916       62,759       89,326      92,897    145,273    178,442
                                                 -------      --------     -------    --------   --------   --------
  End of Period...............................   $65,433     $ 60,916      $88,330    $ 89,326   $140,539   $145,273
                                                 =======      ========     =======    ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued...............................       168          232          631       1,010      1,131      1,712
  Shares Issued in Lieu of Cash
   Distributions..............................        39           83           45          75         80         85
  Shares Redeemed.............................      (571)      (1,163)        (738)     (1,412)    (1,600)    (5,094)
                                                 -------      --------     -------    --------   --------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................      (364)        (848)         (62)       (327)      (389)    (3,297)
                                                 =======      ========     =======    ========   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)...........................   $   107     $    182      $    37    $     51   $     (9)  $     39

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                                                   Period
                                                              Six Months      Year     Year     Year     Year     Dec. 1,
                                                                 Ended       Ended    Ended    Ended    Ended     2007 to
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31,   Oct. 31,
                                                                 2013         2012     2011     2010     2009       2008
-----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 13.84     $ 11.96  $ 11.52  $  9.80  $  9.04  $ 15.35
                                                                -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.14        0.25     0.20     0.19     0.18     0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).      2.38        1.87     0.44     1.72     0.79    (5.48)
                                                                -------     -------  -------  -------  -------  -------
   Total from Investment Operations..........................      2.52        2.12     0.64     1.91     0.97    (5.27)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.15)      (0.24)   (0.20)   (0.19)   (0.21)   (0.21)
  Net Realized Gains.........................................        --          --       --       --       --    (0.83)
                                                                -------     -------  -------  -------  -------  -------
   Total Distributions.......................................     (0.15)      (0.24)   (0.20)   (0.19)   (0.21)   (1.04)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 16.21     $ 13.84  $ 11.96  $ 11.52  $  9.80  $  9.04
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................     18.35%(C)   18.01%    5.48%   19.71%   11.61%  (36.69)%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $65,433     $60,916  $62,759  $67,314  $65,927  $68,462
Ratio of Expenses to Average Net Assets (D)..................      0.34%(B)    0.34%    0.34%    0.35%    0.38%    0.33%(B)
Ratio of Net Investment Income to Average Net Assets.........      1.83%(B)    1.93%    1.56%    1.78%    2.20%    1.72%(B)
-----------------------------------------------------------------------------------------------------------------------------

                                                                 Year
                                                                Ended
                                                               Nov. 30,
                                                                 2007
------------------------------------------------------------------------

Net Asset Value, Beginning of Period.........................    16.10
                                                              --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).    (0.26)
                                                              --------
   Total from Investment Operations..........................    (0.06)
------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.20)
  Net Realized Gains.........................................    (0.49)
                                                              --------
   Total Distributions.......................................    (0.69)
------------------------------------------------------------------------
Net Asset Value, End of Period............................... $  15.35
============================================================= ========
Total Return.................................................    (0.51)%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $119,833
Ratio of Expenses to Average Net Assets (D)..................     0.32%
Ratio of Net Investment Income to Average Net Assets.........     1.20%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  LWAS/DFA Two-Year Fixed Income Portfolio
                                   ---------------------------------------------------------------------  -------------
                                                                                       Period
                                   Six Months      Year     Year     Year     Year    Dec. 1,      Year   Six Months
                                      Ended       Ended    Ended    Ended    Ended    2007 to     Ended      Ended
                                    April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,   Nov. 30,  April 30,
                                      2013         2012     2011     2010     2009      2008       2007      2013
------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)                                                            (Unaudited)
Net Asset Value, Beginning of
 Period...........................   $ 10.07     $ 10.10  $ 10.13  $ 10.03  $  9.84  $  9.95     $  9.94   $   9.96
                                     -------     -------  -------  -------  -------  -------     -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).....................      0.02        0.04     0.05     0.08     0.19     0.28        0.49         --
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      0.01        0.03     0.03     0.11     0.23    (0.04)         --       0.02
                                     -------     -------  -------  -------  -------  -------     -------   --------
   Total from Investment
    Operations....................      0.03        0.07     0.08     0.19     0.42     0.24        0.49       0.02
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........     (0.02)      (0.04)   (0.06)   (0.09)   (0.23)   (0.35)      (0.48)     (0.01)
  Net Realized Gains..............     (0.05)      (0.06)   (0.05)      --       --       --          --      (0.07)
                                     -------     -------  -------  -------  -------  -------     -------   --------
  Total Distributions.............     (0.07)      (0.10)   (0.11)   (0.09)   (0.23)   (0.35)      (0.48)     (0.08)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....   $ 10.03     $ 10.07  $ 10.10  $ 10.13  $ 10.03  $  9.84     $  9.95   $   9.90
================================== ===========   ======== ======== ======== ======== ========    ======== ===========
Total Return......................      0.23%(C)    0.75%    0.73%    1.89%    4.31%    2.46%(C)    5.03%      0.15%(C)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................   $88,330     $89,326  $92,897  $89,264  $77,398  $84,065     $96,442   $140,539
Ratio of Expenses to Average Net
 Assets...........................      0.30%(B)    0.30%    0.30%    0.31%    0.34%    0.31%(B)    0.31%      0.28%(B)
Ratio of Net Investment Income to
 Average Net Assets...............      0.31%(B)    0.40%    0.54%    0.82%    1.92%    3.04%(B)    4.94%      0.08%(B)
Portfolio Turnover Rate...........        34%(C)     102%      98%     113%      77%      20%(C)      22%        99%(C)
------------------------------------------------------------------------------------------------------------------------

                                         LWAS/DFA Two-Year Government Portfolio
                                   ---------------------------------------------------------------
                                                                              Period
                                     Year      Year      Year      Year      Dec. 1,       Year
                                    Ended     Ended     Ended     Ended      2007 to      Ended
                                   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,    Nov. 30,
                                     2012      2011      2010      2009        2008        2007
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $ 9.98 $  $  10.07  $  10.10  $   9.80  $   9.89      $   9.87
                                   --------  --------  --------  --------  --------      --------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).....................     0.02      0.04      0.07      0.18      0.24          0.46
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................     0.04      0.02      0.13      0.33     (0.03)         0.01
                                   --------  --------  --------  --------  --------      --------
   Total from Investment
    Operations....................     0.06      0.06      0.20      0.51      0.21          0.47
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........    (0.03)    (0.04)    (0.08)    (0.21)    (0.30)        (0.45)
  Net Realized Gains..............    (0.05)    (0.11)    (0.15)       --        --            --
                                   --------  --------  --------  --------  --------      --------
  Total Distributions.............    (0.08)    (0.15)    (0.23)    (0.21)    (0.30)        (0.45)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $   9.96  $   9.98  $  10.07  $  10.10  $   9.80      $   9.89
================================== ========  ========  ========  ========  ========      ========
Total Return......................     0.50%     0.66%     1.98%     5.21%     2.13%(C)      4.85%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $145,273  $178,442  $173,724   136,508  $133,785      $110,338
Ratio of Expenses to Average Net
 Assets...........................     0.28%     0.29%     0.29%     0.31%     0.30%(B)      0.31%
Ratio of Net Investment Income to
 Average Net Assets...............     0.19%     0.41%     0.72%     1.76%     2.69%(B)      4.66%
Portfolio Turnover Rate...........      111%      127%      166%      112%        7% (C)        0%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2013, the Feeder Fund owned 1% of the Series.

   Effective December 31, 2008, the Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These valuations are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no compensation for the investment advisory services provided to the Feeder Fund but is compensated for the investment advisory services it provides to the Feeder Fund's Master Fund. For the six months ended April 30, 2013, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
                                                -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%           --
   LWAS/DFA Two-Year Fixed Income Portfolio....        --          0.15%
   LWAS/DFA Two-Year Government Portfolio......        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $2
                LWAS/DFA Two-Year Fixed Income Portfolio....  3
                LWAS/DFA Two-Year Government Portfolio......  5

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                           U.S. Government Securities Other Investment Securities
                                           -------------------------- ---------------------------
                                           Purchases      Sales       Purchases       Sales
                                           ---------       --------   ---------        -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $  4,594      $ 10,555      $23,281       $18,006
 LWAS/DFA Two-Year Government Portfolio...  140,199       143,384           --            --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. As of October 31, 2012, the Portfolios had no permanent differences to report.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2011........................................     $1,098           --      $1,098
2012........................................      1,185           --       1,185
LWAS/DFA Two-Year Fixed Income Portfolio
2011........................................        859         $ 81         940
2012........................................        854           90         944
LWAS/DFA Two-Year Government Portfolio
2011........................................      2,679          110       2,789
2012........................................      1,187           --       1,187

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             Undistributed
                                                  Net                                    Total Net
                                              Investment                               Distributable
                                              Income and   Undistributed                 Earnings
                                              Short-Term     Long-Term   Capital Loss  (Accumulated
                                             Capital Gains Capital Gains Carryforwards    Losses)
                                             ------------- ------------- ------------- -------------
LWAS/DFA U.S. High Book to Market Portfolio.     $186            --         $(4,175)      $(3,989)
LWAS/DFA Two-Year Fixed Income Portfolio....      409           $40              --           449
LWAS/DFA Two-Year Government Portfolio......      988            25              --         1,013

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                             Expires on October 31,
                                             ----------------------
                                                      2017          Unlimited Total
                                             ---------------------- --------- ------
LWAS/DFA U.S. High Book to Market Portfolio.         $4,175            --     $4,175

   During the year ended October 31, 2012, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

              LWAS/DFA U.S. High Book to Market Portfolio. $3,323

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                     Net
                                                                                  Unrealized
                                             Federal   Unrealized   Unrealized   Appreciation
                                             Tax Cost Appreciation Depreciation (Depreciation)
                                             -------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 37,376   $28,114        $(1)        $28,113
LWAS/DFA Two-Year Fixed Income Portfolio....   87,646       190         (4)            186
LWAS/DFA Two-Year Government Portfolio......  139,735       144         --             144

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

J. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of outstanding shares. One or more of the shareholders is an omnibus account, which typically hold the stated fund shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
    -                                            ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             96%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             97%
    LWAS/DFA Two-Year Government Portfolio......      2             92%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                              Six Months Ended April 30, 2013
EXPENSE TABLES
                                                      Beginning  Ending              Expenses
                                                       Account  Account   Annualized   Paid
                                                        Value    Value     Expense    During
                                                      11/01/12  04/30/13    Ratio*   Period*
                                                      --------- --------- ---------- --------
LWAS/DFA International High Book to Market Portfolio
----------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,138.70    0.49%    $2.60
Hypothetical 5% Annual Return........................ $1,000.00 $1,022.36    0.49%    $2.46

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

                     Affiliated Investment Company. 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                Value+
                                                              -----------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $72,258,211
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $61,888,019)................................ $72,258,211
                                                              ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
 (Affiliated Investment Company) at Value.............................................. $     72,258
Prepaid Expenses and Other Assets......................................................           23
                                                                                        ------------
     Total Assets......................................................................       72,281
                                                                                        ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................           43
  Due to Advisor.......................................................................            1
Accrued Expenses and Other Liabilities.................................................           18
                                                                                        ------------
     Total Liabilities.................................................................           62
                                                                                        ------------
NET ASSETS............................................................................. $     72,219
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    8,359,698
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.64
                                                                                        ============
Investment in Affiliated Investment Company at Cost.................................... $     61,888
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     60,059
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          619
Accumulated Net Realized Gain (Loss)...................................................        1,166
Net Unrealized Foreign Exchange Gain (Loss)............................................            5
Net Unrealized Appreciation (Depreciation)                                                    10,370
                                                                                        ------------
NET ASSETS............................................................................. $     72,219
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  200,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

    Investment Income
      Dividends (Net of Foreign Taxes Withheld of $81).............. $1,097
      Income from Securities Lending................................     58
      Expenses Allocated from Affiliated Investment Company.........    (79)
                                                                     ------
         Total Investment Income....................................  1,076
                                                                     ------
    Expenses
      Administrative Services Fees..................................      3
      Accounting & Transfer Agent Fees..............................      6
      Shareholder Servicing Fees....................................     66
      Filing Fees...................................................      7
      Shareholders' Reports.........................................      3
      Professional Fees.............................................      2
      Other.........................................................      1
                                                                     ------
         Total Expenses.............................................     88
                                                                     ------
      Net Investment Income (Loss)..................................    988
                                                                     ------
    Realized and Unrealized Gain (Loss)
      Net Realized Gain (Loss) on:
        Investment Securities Sold..................................  1,197
        Foreign Currency Transactions...............................    (14)
      Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..................  6,753
        Translation of Foreign Currency Denominated Amounts.........      1
                                                                     ------
      Net Realized and Unrealized Gain (Loss).......................  7,937
                                                                     ------
    Net Increase (Decrease) in Net Assets Resulting from Operations. $8,925
                                                                     ======

----------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months    Year
                                                                                           Ended     Ended
                                                                                         April 30,  Oct. 31,
                                                                                           2013       2012
-                                                                                       ----------- --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................   $   988   $  2,343
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................     1,197      4,492
    Foreign Currency Transactions......................................................       (14)       (13)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     6,753     (5,013)
    Translation of Foreign Currency Denominated Amounts................................         1         (3)
                                                                                          -------   --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     8,925      1,806
                                                                                          -------   --------
Distributions From:
  Net Investment Income................................................................      (705)    (2,327)
  Net Long-Term Gains..................................................................    (4,494)    (2,965)
                                                                                          -------   --------
     Total Distributions...............................................................    (5,199)    (5,292)
                                                                                          -------   --------
Capital Share Transactions (1):
  Shares Issued........................................................................     4,047      7,815
  Shares Issued in Lieu of Cash Distributions..........................................     4,449      4,540
  Shares Redeemed......................................................................    (6,903)   (14,825)
                                                                                          -------   --------
     Net Increase (Decrease) from Capital Share Transactions...........................     1,593     (2,470)
                                                                                          -------   --------
     Total Increase (Decrease) in Net Assets...........................................     5,319     (5,956)
Net Assets
  Beginning of Period..................................................................    66,900     72,856
                                                                                          -------   --------
  End of Period........................................................................   $72,219   $ 66,900
                                                                                          =======   ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................       493        997
  Shares Issued in Lieu of Cash Distributions..........................................       566        603
  Shares Redeemed......................................................................      (835)    (1,858)
                                                                                          -------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       224       (258)
                                                                                          =======   ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $   619   $    336

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

-------------------------------------------------- Six Months      Year     Year      Year     Year      Period         Year
                                                      Ended       Ended    Ended     Ended    Ended   Dec. 1, 2007     Ended
                                                    April 30,    Oct. 31, Oct. 31,  Oct. 31, Oct. 31,      to         Nov. 30,
                                                      2013         2012     2011      2010     2009   Oct. 31, 2008     2007
                                                  -----------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $  8.22     $  8.68  $ 10.38   $  9.66  $ 11.40     $ 24.32      $  21.89
                                                     -------     -------  -------   -------  -------     -------      --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.12        0.28     0.32      0.22     0.25        0.66          0.65
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.96       (0.10)   (1.09)     0.79     2.14      (11.36)         2.98
                                                     -------     -------  -------   -------  -------     -------      --------
   Total from Investment Operations...............      1.08        0.18    (0.77)     1.01     2.39      (10.70)         3.63
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.09)      (0.28)   (0.31)    (0.23)   (0.27)      (0.70)        (0.58)
  Net Realized Gains..............................     (0.57)      (0.36)   (0.62)    (0.06)   (3.86)      (1.52)        (0.62)
                                                     -------     -------  -------   -------  -------     -------      --------
   Total Distributions............................     (0.66)      (0.64)   (0.93)    (0.29)   (4.13)      (2.22)        (1.20)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $  8.64     $  8.22  $  8.68   $ 10.38  $  9.66     $ 11.40      $  24.32
=================================================  ===========   ======== ========  ======== ======== =============   ========
Total Return......................................     13.87%(C)    2.89%   (8.30)%   10.85%   34.92%     (47.99)%(C)    17.05%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $72,219     $66,900  $72,856   $85,892  $85,504     $84,319      $185,239
Ratio of Expenses to Average Net Assets (D).......      0.49%(B)    0.50%    0.49%     0.50%    0.52%       0.47%(B)      0.46%
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.88%(B)    3.49%    3.24%     2.29%    2.99%       3.74%(B)      2.76%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-five operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2013, the Portfolio owned 1% of the Series.

   On November 1, 2008, the Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2013, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $123 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                          Increase        Increase
                         (Decrease)      (Decrease)
                        Undistributed    Accumulated
                        Net Investment  Net Realized
                           Income       Gains (Losses)
                        --------------  --------------
                            $(3)             $3

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                         Net Investment
                           Income and
                           Short-Term     Long-Term
                         Capital Gains  Capital Gains Total
                         -------------- ------------- ------
                   2011.     $3,005        $4,756     $7,761
                   2012.      2,327         2,965      5,292

At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                 Undistributed                   Total Net
                 Net Investment                 Distributable
                  Income and     Undistributed    Earnings
                  Short-Term      Long-Term     (Accumulated
                 Capital Gains   Capital Gains    Losses)
                 --------------  -------------  -------------
                     $374           $4,488         $4,862

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                              Net
                                                                                           Unrealized
                                                      Federal   Unrealized   Unrealized   Appreciation
                                                      Tax Cost Appreciation Depreciation (Depreciation)
                                                      -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio. $61,934    $10,336        $(12)       $10,324

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the

Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2013.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolio's prospectus, the Portfolio may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolio had no in-kind redemptions.

H. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

I. Other:

   At April 30, 2013, two shareholders held approximately 97% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/12  04/30/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,184.80    0.11%    $0.60
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,140.00    0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65    0.23%    $1.15

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................   7.7%
              Energy.......................................  20.3%
              Financials...................................  24.0%
              Health Care..................................   7.8%
              Industrials..................................  12.5%
              Information Technology.......................   4.9%
              Materials....................................   3.4%
              Telecommunication Services...................   5.6%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................   9.8%
              Consumer Staples.............................   5.6%
              Energy.......................................  12.0%
              Financials...................................  36.3%
              Health Care..................................   1.2%
              Industrials..................................   9.9%
              Information Technology.......................   3.5%
              Materials....................................  11.3%
              Other........................................    --
              Telecommunication Services...................   7.6%
              Utilities....................................   2.8%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.9%)
    Carnival Corp........................  2,385,423 $   82,320,948            0.6%
    Comcast Corp. Class A................ 10,008,890    413,367,157            3.2%
    Comcast Corp. Special Class A........  3,843,964    151,029,346            1.2%
#*  General Motors Co....................  2,302,737     71,016,409            0.6%
#   News Corp. Class A...................  2,241,856     69,430,280            0.5%
    Time Warner Cable, Inc...............  1,921,256    180,386,726            1.4%
    Time Warner, Inc.....................  4,853,977    290,170,745            2.3%
    Other Securities.....................               465,752,512            3.6%
                                                     --------------           -----
Total Consumer Discretionary.............             1,723,474,123           13.4%
                                                     --------------           -----
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co............  3,155,848    107,109,481            0.8%
    CVS Caremark Corp....................  6,004,478    349,340,530            2.7%
    Mondelez International, Inc. Class A.  7,330,703    230,550,609            1.8%
    Other Securities.....................               305,954,763            2.4%
                                                     --------------           -----
Total Consumer Staples...................               992,955,383            7.7%
                                                     --------------           -----
Energy -- (19.5%)
    Anadarko Petroleum Corp..............  2,478,744    210,098,341            1.6%
    Apache Corp..........................  1,208,836     89,308,804            0.7%
    Chevron Corp.........................  3,863,466    471,381,487            3.7%
    ConocoPhillips.......................  5,899,107    356,601,018            2.8%
#   Hess Corp............................  1,567,373    113,132,983            0.9%
    Marathon Oil Corp....................  3,447,108    112,617,018            0.9%
    Marathon Petroleum Corp..............  1,791,952    140,417,359            1.1%
    National Oilwell Varco, Inc..........  1,661,481    108,361,791            0.8%
    Occidental Petroleum Corp............  1,349,242    120,433,341            0.9%
    Phillips 66..........................  2,926,797    178,388,277            1.4%
*   Transocean, Ltd......................  1,261,179     64,912,883            0.5%
    Valero Energy Corp...................  2,806,975    113,177,232            0.9%
    Other Securities.....................               525,193,006            4.1%
                                                     --------------           -----
Total Energy.............................             2,604,023,540           20.3%
                                                     --------------           -----
Financials -- (23.1%)
*   American International Group, Inc....  6,622,622    274,309,003            2.1%
#   Bank of America Corp................. 38,925,898    479,177,804            3.7%
#   Bank of New York Mellon Corp. (The)..  3,040,229     85,795,262            0.7%
    Citigroup, Inc....................... 10,372,454    483,978,704            3.8%
#   CME Group, Inc.......................  1,599,345     97,336,137            0.8%
    Goldman Sachs Group, Inc. (The)......    786,395    114,868,718            0.9%
#   JPMorgan Chase & Co..................  3,775,507    185,037,598            1.4%
    Loews Corp...........................  2,050,343     91,588,822            0.7%
    MetLife, Inc.........................  4,759,859    185,586,902            1.4%
    Morgan Stanley.......................  6,429,315    142,409,327            1.1%
    Prudential Financial, Inc............  2,287,609    138,217,336            1.1%
#   SunTrust Banks, Inc..................  2,564,707     75,017,680            0.6%
    Other Securities.....................               721,595,925            5.6%
                                                     --------------           -----
Total Financials.........................             3,074,919,218           23.9%
                                                     --------------           -----
Health Care -- (7.5%)
#   Aetna, Inc...........................  1,693,713     97,286,875            0.8%
    Pfizer, Inc..........................  9,837,358    285,971,997            2.2%
    Thermo Fisher Scientific, Inc........  1,932,026    155,875,858            1.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                               Percentage
                                                   Shares        Value+      of Net Assets**
                                                   ------        ------      ---------------
Health Care -- (Continued)
#     WellPoint, Inc.............................  1,824,634 $   133,052,311            1.0%
      Other Securities...........................                326,119,456            2.6%
                                                             ---------------          ------
Total Health Care................................                998,306,497            7.8%
                                                             ---------------          ------
Industrials -- (12.0%)
      CSX Corp...................................  5,517,066     135,664,653            1.1%
#     General Electric Co........................ 19,480,526     434,220,925            3.4%
      Norfolk Southern Corp......................  1,681,939     130,215,717            1.0%
#     Northrop Grumman Corp......................  1,364,645     103,358,212            0.8%
      Union Pacific Corp.........................  2,173,679     321,617,545            2.5%
      Other Securities...........................                478,671,027            3.7%
                                                             ---------------          ------
Total Industrials................................              1,603,748,079           12.5%
                                                             ---------------          ------
Information Technology -- (4.7%)
#     Hewlett-Packard Co.........................  5,006,539     103,134,703            0.8%
*     Yahoo!, Inc................................  4,116,468     101,800,254            0.8%
      Other Securities...........................                425,616,152            3.3%
                                                             ---------------          ------
Total Information Technology.....................                630,551,109            4.9%
                                                             ---------------          ------
Materials -- (3.3%)
#     Freeport-McMoRan Copper & Gold, Inc........  2,348,639      71,469,085            0.6%
      International Paper Co.....................  2,224,458     104,505,037            0.8%
      Other Securities...........................                267,195,954            2.0%
                                                             ---------------          ------
Total Materials..................................                443,170,076            3.4%
                                                             ---------------          ------
Telecommunication Services -- (5.4%)
      AT&T, Inc.................................. 13,051,893     488,923,912            3.8%
#     CenturyLink, Inc...........................  2,353,137      88,407,357            0.7%
*     Sprint Nextel Corp......................... 13,961,200      98,426,460            0.7%
      Other Securities...........................                 44,313,466            0.4%
                                                             ---------------          ------
Total Telecommunication Services.................                720,071,195            5.6%
                                                             ---------------          ------
Utilities -- (0.4%)
      Other Securities...........................                 46,400,297            0.4%
                                                             ---------------          ------
TOTAL COMMON STOCKS..............................             12,837,619,517           99.9%
                                                             ---------------          ------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves. 37,139,776      37,139,776            0.3%
                                                             ---------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------         -                -
                                                    (000)
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund............. 40,224,004     465,391,729            3.6%
                                                             ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,150,048,349)........................              $13,340,151,022          103.8%
                                                             ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,723,474,123           --   --    $ 1,723,474,123
  Consumer Staples............     992,955,383           --   --        992,955,383
  Energy......................   2,604,023,540           --   --      2,604,023,540
  Financials..................   3,074,919,218           --   --      3,074,919,218
  Health Care.................     998,306,497           --   --        998,306,497
  Industrials.................   1,603,748,079           --   --      1,603,748,079
  Information Technology......     630,551,109           --   --        630,551,109
  Materials...................     443,170,076           --   --        443,170,076
  Telecommunication Services..     720,071,195           --   --        720,071,195
  Utilities...................      46,400,297           --   --         46,400,297
Temporary Cash Investments....      37,139,776           --   --         37,139,776
Securities Lending Collateral.              -- $465,391,729   --        465,391,729
                               --------------- ------------   --    ---------------
TOTAL......................... $12,874,759,293 $465,391,729   --    $13,340,151,022
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (88.0%)
  AUSTRALIA -- (5.0%)
      Suncorp Group, Ltd............... 3,736,013 $ 50,317,710            0.6%
      Wesfarmers, Ltd.................. 2,584,670  116,279,925            1.4%
      Other Securities.................            291,706,689            3.6%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            458,304,324            5.6%
                                                  ------------            ----

  AUSTRIA -- (0.2%)
      Other Securities.................             22,620,434            0.3%
                                                  ------------            ----

  BELGIUM -- (1.1%)
      Other Securities.................             97,018,246            1.2%
                                                  ------------            ----

  CANADA -- (8.7%)
      Canadian Natural Resources, Ltd.. 1,849,320   54,243,293            0.7%
      Goldcorp, Inc.................... 1,686,234   49,911,656            0.6%
  #   Manulife Financial Corp.......... 4,587,163   67,797,764            0.8%
  #   Sun Life Financial, Inc.......... 1,565,269   44,155,983            0.6%
      Suncor Energy, Inc............... 3,750,370  116,928,008            1.4%
  #   Thomson Reuters Corp............. 1,832,184   61,378,937            0.8%
      Other Securities.................            404,553,580            4.9%
                                                  ------------            ----
  TOTAL CANADA.........................            798,969,221            9.8%
                                                  ------------            ----

  DENMARK -- (1.2%)
      Other Securities.................            108,958,158            1.3%
                                                  ------------            ----

  FINLAND -- (0.5%)
      Other Securities.................             48,558,445            0.6%
                                                  ------------            ----

  FRANCE -- (8.2%)
  #   AXA SA........................... 4,004,754   74,995,536            0.9%
      BNP Paribas SA................... 1,973,903  110,060,678            1.4%
      Cie de St-Gobain................. 1,039,077   41,613,919            0.5%
      France Telecom SA................ 3,875,091   41,383,566            0.5%
  #   GDF Suez......................... 3,247,971   69,637,459            0.9%
  *   Societe Generale SA.............. 1,823,515   66,242,789            0.8%
      Vivendi SA....................... 3,686,124   83,497,667            1.0%
      Other Securities.................            259,788,588            3.2%
                                                  ------------            ----
  TOTAL FRANCE.........................            747,220,202            9.2%
                                                  ------------            ----

  GERMANY -- (7.4%)
  #   Allianz SE.......................   517,629   76,567,951            0.9%
  #   Allianz SE ADR................... 2,811,910   41,475,672            0.5%
      Bayerische Motoren Werke AG......   663,299   61,335,322            0.8%
      Daimler AG....................... 2,088,586  115,801,750            1.4%
      Deutsche Bank AG................. 1,538,807   70,835,958            0.9%
  #   E.ON SE.......................... 3,592,972   65,250,322            0.8%
  #   Muenchener Rueckversicherungs AG.   395,244   79,169,861            1.0%
      Other Securities.................            164,745,466            2.0%
                                                  ------------            ----
  TOTAL GERMANY........................            675,182,302            8.3%
                                                  ------------            ----

  GREECE -- (0.0%)
      Other Securities.................              3,881,280            0.0%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   63,182,649            0.8%
    Other Securities........................               129,361,801            1.6%
                                                        --------------           -----
TOTAL HONG KONG.............................               192,544,450            2.4%
                                                        --------------           -----

IRELAND -- (0.1%)
    Other Securities........................                13,278,889            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                31,737,065            0.4%
                                                        --------------           -----

ITALY -- (1.1%)
*   UniCredit SpA...........................  8,189,815     42,805,198            0.5%
    Other Securities........................                55,555,418            0.7%
                                                        --------------           -----
TOTAL ITALY.................................                98,360,616            1.2%
                                                        --------------           -----

JAPAN -- (17.8%)
    Mitsubishi Corp.........................  3,047,600     54,863,679            0.7%
    Mitsubishi Heavy Industries, Ltd........  7,405,000     51,065,254            0.6%
    Mitsubishi UFJ Financial Group, Inc..... 22,830,706    154,902,674            1.9%
    Mitsui & Co., Ltd.......................  3,522,000     48,521,389            0.6%
    Nomura Holdings, Inc....................  7,769,100     63,494,551            0.8%
    Other Securities........................             1,260,958,457           15.4%
                                                        --------------           -----
TOTAL JAPAN.................................             1,633,806,004           20.0%
                                                        --------------           -----

NETHERLANDS -- (2.5%)
*   ING Groep NV............................  5,697,333     46,933,717            0.6%
    Koninklijke Philips Electronics NV......  1,957,968     54,192,709            0.7%
    Other Securities........................               125,436,586            1.5%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               226,563,012            2.8%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,442,372            0.1%
                                                        --------------           -----

NORWAY -- (1.0%)
    Other Securities........................                89,934,209            1.1%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 6,134,640            0.1%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               109,000,646            1.3%
                                                        --------------           -----

SPAIN -- (1.8%)
    Banco Santander SA......................  8,322,004     60,097,740            0.8%
    Other Securities........................               107,810,382            1.3%
                                                        --------------           -----
TOTAL SPAIN.................................               167,908,122            2.1%
                                                        --------------           -----

SWEDEN -- (3.1%)
    Nordea Bank AB..........................  5,366,449     64,574,595            0.8%
#   Telefonaktiebolaget LM Ericsson Class B.  4,713,081     58,613,629            0.7%
    Other Securities........................               156,800,588            1.9%
                                                        --------------           -----
TOTAL SWEDEN................................               279,988,812            3.4%
                                                        --------------           -----

SWITZERLAND -- (6.4%)
    Credit Suisse Group AG..................  1,685,212     46,800,075            0.6%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------

SWITZERLAND -- (Continued)
      Holcim, Ltd...................................................     887,877 $   69,258,838            0.8%
      Swiss Re AG...................................................   1,108,107     88,184,915            1.1%
      UBS AG........................................................   5,895,747    105,170,761            1.3%
      Zurich Insurance Group AG.....................................     236,698     66,143,271            0.8%
      Other Securities..............................................                212,188,323            2.6%
                                                                                 --------------          ------
TOTAL SWITZERLAND...................................................                587,746,183            7.2%
                                                                                 --------------          ------

UNITED KINGDOM -- (18.1%)
      Barclays P.L.C................................................  11,591,752     51,727,912            0.6%
#     Barclays P.L.C. Sponsored ADR.................................   4,591,659     82,558,029            1.0%
#     BP P.L.C. Sponsored ADR.......................................   5,486,298    239,202,592            2.9%
#     HSBC Holdings P.L.C. Sponsored ADR............................   1,661,423     91,145,665            1.1%
      Kingfisher P.L.C..............................................  10,285,817     50,118,996            0.6%
*     Lloyds Banking Group P.L.C....................................  82,680,839     70,236,780            0.9%
      Old Mutual P.L.C..............................................  13,164,620     41,989,733            0.5%
#     Royal Dutch Shell P.L.C. ADR..................................   3,323,210    231,926,826            2.8%
      Vodafone Group P.L.C..........................................  34,976,333    106,723,100            1.3%
      Vodafone Group P.L.C. Sponsored ADR...........................   8,116,661    248,288,660            3.1%
      Xstrata P.L.C.................................................   5,211,952     78,431,883            1.0%
      Other Securities..............................................                366,277,452            4.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM................................................              1,658,627,628           20.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              8,062,785,260           98.9%
                                                                                 --------------          ------

PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
      Other Securities..............................................                 26,234,060            0.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
      Other Securities..............................................                  1,722,022            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------             -
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................  92,826,275  1,074,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $29,728 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $30,383) to be repurchased at $29,787.... $        30         29,787            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................              1,074,029,787           13.2%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,013,442,781)...........................................               $9,164,771,129          112.4%
                                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    3,531,691 $  454,772,633   --    $  458,304,324
  Austria.....................             --     22,620,434   --        22,620,434
  Belgium.....................      3,306,779     93,711,467   --        97,018,246
  Canada......................    798,969,221             --   --       798,969,221
  Denmark.....................             --    108,958,158   --       108,958,158
  Finland.....................      1,353,012     47,205,433   --        48,558,445
  France......................      5,640,035    741,580,167   --       747,220,202
  Germany.....................    101,938,532    573,243,770   --       675,182,302
  Greece......................             --      3,881,280   --         3,881,280
  Hong Kong...................             --    192,544,450   --       192,544,450
  Ireland.....................      5,183,802      8,095,087   --        13,278,889
  Israel......................      2,263,802     29,473,263   --        31,737,065
  Italy.......................     15,633,330     82,727,286   --        98,360,616
  Japan.......................    107,502,998  1,526,303,006   --     1,633,806,004
  Netherlands.................     12,761,638    213,801,374   --       226,563,012
  New Zealand.................             --      6,442,372   --         6,442,372
  Norway......................        277,936     89,656,273   --        89,934,209
  Portugal....................             --      6,134,640   --         6,134,640
  Singapore...................             --    109,000,646   --       109,000,646
  Spain.......................     10,049,849    157,858,273   --       167,908,122
  Sweden......................     11,721,114    268,267,698   --       279,988,812
  Switzerland.................     82,499,635    505,246,548   --       587,746,183
  United Kingdom..............    944,918,493    713,709,135   --     1,658,627,628
Preferred Stocks
  Germany.....................             --     26,234,060   --        26,234,060
Rights/Warrants
  Spain.......................             --      1,722,022   --         1,722,022
Securities Lending Collateral.             --  1,074,029,787   --     1,074,029,787
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,551,867 $7,057,219,262   --    $9,164,771,129
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                The U.S.      The DFA
                                                                                               Large Cap   International
                                                                                              Value Series Value Series*
                                                                                              ------------ -------------
ASSETS:
Investments at Value (including $460,504 and $1,079,372 of securities on loan, respectively). $12,837,620   $8,090,741
Temporary Cash Investments at Value & Cost...................................................      37,140           --
Collateral Received from Securities on Loan at Value & Cost..................................          --           30
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.....................     465,392    1,074,000
Foreign Currencies at Value..................................................................          --       17,594
Cash.........................................................................................          --        5,476
Receivables:
  Investment Securities Sold.................................................................      39,390        7,780
  Dividends, Interest and Tax Reclaims.......................................................      10,844       34,835
  Securities Lending Income..................................................................         170        3,404
Unrealized Gain on Foreign Currency Contracts................................................          --            3
Prepaid Expenses and Other Assets............................................................          20           11
                                                                                              -----------   ----------
     Total Assets............................................................................  13,390,576    9,233,874
                                                                                              -----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................................     465,392    1,074,030
  Investment Securities Purchased............................................................      65,772        2,569
  Due to Advisor.............................................................................       1,036        1,281
Accrued Expenses and Other Liabilities.......................................................         511          508
                                                                                              -----------   ----------
     Total Liabilities.......................................................................     532,711    1,078,388
                                                                                              -----------   ----------
NET ASSETS................................................................................... $12,857,865   $8,155,486
                                                                                              ===========   ==========
Investments at Cost.......................................................................... $ 8,647,517   $6,939,413
                                                                                              ===========   ==========
Foreign Currencies at Cost................................................................... $        --   $   17,474
                                                                                              ===========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                              The U.S.      The DFA
                                                                             Large Cap   International
                                                                            Value Series Value Series
                                                                            ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $8,987, respectively).  $  122,006    $121,813
  Interest.................................................................          27           4
  Income from Securities Lending...........................................       1,009       6,433
                                                                             ----------    --------
     Total Investment Income...............................................     123,042     128,250
                                                                             ----------    --------
Expenses
  Investment Advisory Services Fees........................................       5,788       7,612
  Accounting & Transfer Agent Fees.........................................         464         316
  Custodian Fees...........................................................          56         596
  Shareholders' Reports....................................................          22          15
  Directors'/Trustees' Fees & Expenses.....................................          46          32
  Professional Fees........................................................         181         108
  Other....................................................................          41          51
                                                                             ----------    --------
     Total Expenses........................................................       6,598       8,730
                                                                             ----------    --------
  Fees Paid Indirectly.....................................................          --         (10)
                                                                             ----------    --------
  Net Expenses.............................................................       6,598       8,720
                                                                             ----------    --------
  Net Investment Income (Loss).............................................     116,444     119,530
                                                                             ----------    --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................     469,207     125,856
    Foreign Currency Transactions*.........................................          --      (1,511)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................   1,375,405     751,722
    Translation of Foreign Currency Denominated Amounts....................          --          80
                                                                             ----------    --------
  Net Realized and Unrealized Gain (Loss)..................................   1,844,612     876,147
                                                                             ----------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations............  $1,961,056    $995,677
                                                                             ==========    ========

----------
* Net of foreign capital gain taxes withheld of $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  The U.S. Large Cap      The DFA International
                                                                     Value Series             Value Series
                                                               ------------------------  ----------------------
                                                               Six Months       Year     Six Months     Year
                                                                  Ended        Ended        Ended      Ended
                                                                April 30,     Oct. 31,    April 30,   Oct. 31,
                                                                  2013          2012        2013        2012
                                                               -----------  -----------  ----------- ----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   116,444  $   212,847  $  119,530  $  260,321
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     469,207      408,690     125,856     133,256
    Foreign Currency Transactions*............................          --           --      (1,511)     (1,249)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   1,375,405    1,049,282     751,722    (157,327)
    Translation of Foreign Currency Denominated Amounts.......          --           --          80        (266)
                                                               -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   1,961,056    1,670,819     995,677     234,735
                                                               -----------  -----------  ----------  ----------
Transactions in Interest:
    Contributions.............................................     577,674      505,769     277,763     699,069
    Withdrawals...............................................    (270,017)    (922,543)   (356,203)   (651,462)
                                                               -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     307,657     (416,774)    (78,440)     47,607
                                                               -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets..................   2,268,713    1,254,045     917,237     282,342
Net Assets
  Beginning of Period.........................................  10,589,152    9,335,107   7,238,249   6,955,907
                                                               -----------  -----------  ----------  ----------
  End of Period............................................... $12,857,865  $10,589,152  $8,155,486  $7,238,249
                                                               ===========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  The U.S. Large Cap Value Series
                                   --------------------------------------------------------------------------------------------
                                                                                                        Period
                                     Six Months                    Year        Year        Year        Dec. 1,          Year
                                        Ended       Year Ended    Ended       Ended       Ended        2007 to         Ended
                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                                        2013           2012        2011        2010        2009          2008         2007/+/
----------------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Total Return......................       18.48%(C)       18.31%       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $12,857,865     $10,589,152  $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322
Ratio of Expenses to Average Net
 Assets...........................        0.11%(B)        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)......................        0.11%(B)        0.12%       0.12%       0.12%       0.13%       0.11%(B)         0.11%
Ratio of Net Investment Income to
 Average Net Assets...............        2.03%(B)        2.15%       1.79%       2.02%       2.42%       1.97%(B)         1.44%
Portfolio Turnover Rate...........           9%(C)          10%         14%         28%         29%         19%(C)            9%
----------------------------------------------------------------------------------------------------------------------------------

                                                               The DFA International Value Series
                                   ------------------------------------------------------------------------------------------
                                                                                                       Period
                                    Six Months       Year         Year        Year        Year        Dec. 1,         Year
                                       Ended        Ended        Ended       Ended       Ended        2007 to        Ended
                                     April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,
                                       2013          2012         2011        2010        2009          2008        2007/+/
------------------------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Total Return......................      14.00%(C)       3.17%      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $8,155,486     $7,238,249  $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721
Ratio of Expenses to Average Net
 Assets...........................       0.23%(B)       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Expenses to Average Net
 Assets (Excluding Fees Paid
 Indirectly)......................       0.23%(B)       0.24%       0.23%        0.24%       0.24%       0.23%(B)        0.23%
Ratio of Net Investment Income to
 Average Net Assets...............       3.16%(B)       3.75%       3.47%        2.55%       3.22%       4.15%(B)        3.04%
Portfolio Turnover Rate...........          7%(C)         14%          9%          20%         18%         16%(C)          16%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on
November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective Series is a result of the treatment of a partnership for book purposes. Each Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the International Series' books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee.

These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $10

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2013, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $278
                    The DFA International Value Series.  213

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $1,428,361 $1,029,781
           The DFA International Value Series.    581,405    544,320

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                     Federal    Unrealized   Unrealized   Appreciation
                                     Tax Cost  Appreciation Depreciation (Depreciation)
                                    ---------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $9,150,245  $4,325,142   $(135,235)    $4,189,907
The DFA International Value Series.  8,018,298   1,779,021    (632,548)     1,146,473

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Series under this line of credit during the period ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.92%        $7,286         12         $2        $19,170
The DFA International Value Series.     0.94%         6,138         27          4         20,182

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013 that each Series' available line of credit was utilized.

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2013.

I. Securities Lending:

   As of April 30, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $4,855 and $58,525 (in thousands), respectively. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Series had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serves as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043013-003S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2013 (Unaudited)

Dimensional Investment Group Inc.
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2013

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Disclosure of Fund Expenses...........................................   2
  Disclosure of Portfolio Holdings......................................   4
  Schedules of Investments
     Global Equity Portfolio............................................   5
     Global Allocation 60/40 Portfolio..................................   6
     Global Allocation 25/75 Portfolio..................................   7
  Statements of Assets and Liabilities..................................   8
  Statements of Operations..............................................   9
  Statements of Changes in Net Assets...................................  10
  Financial Highlights..................................................  11
  Notes to Financial Statements.........................................  15
  Voting Proxies on Fund Portfolio Securities...........................  25
  Board Approval of Investment Advisory Agreements......................  26

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Annualized
(C)  Non-Annualized
(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2013
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/12  04/30/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     Global Equity Portfolio**
     -------------------------
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $1,153.70    0.60%    $3.20
      Institutional Class Shares... $1,000.00 $1,155.60    0.32%    $1.71
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,021.82    0.60%    $3.01
      Institutional Class Shares... $1,000.00 $1,023.21    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/12  04/30/13    Ratio*   Period*
                                       --------- --------- ---------- --------
  Global Allocation 60/40 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,095.00    0.55%    $2.86
   Institutional Class Shares......... $1,000.00 $1,096.90    0.30%    $1.56
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.07    0.55%    $2.76
   Institutional Class Shares......... $1,000.00 $1,023.31    0.30%    $1.51

  Global Allocation 25/75 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,041.60    0.57%    $2.89
   Institutional Class Shares......... $1,000.00 $1,043.20    0.27%    $1.37
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.97    0.57%    $2.86
   Institutional Class Shares......... $1,000.00 $1,023.46    0.27%    $1.35

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                          Affiliated Investment Companies
                                          -------------------------------
       Global Equity Portfolio...........              100.0%
       Global Allocation 60/40 Portfolio.              100.0%
       Global Allocation 25/75 Portfolio.              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                            Shares       Value+
                                                          ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 86,834,131 $1,192,232,612
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 59,863,605    692,023,272
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 28,686,503    399,316,125
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 10,578,406    216,222,622
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc....................  1,278,216     38,589,347
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company.......................                       979
                                                                     --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,859,473,645)...............................             2,538,384,957
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves
  (Cost $3,315,745)......................................  3,315,745      3,315,745
                                                                     --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,862,789,390)...............................            $2,541,700,702
                                                                     ==============

Summary of the Global Fund's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,538,384,957   --      --    $2,538,384,957
 Temporary Cash Investments......      3,315,745   --      --         3,315,745
                                  --------------   --      --    --------------
 TOTAL........................... $2,541,700,702   --      --    $2,541,700,702
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                         Shares       Value+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 33,644,919 $  461,944,735
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 23,267,713    268,974,767
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 23,383,579    241,552,370
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 14,607,485    159,951,961
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................. 11,147,034    155,166,708
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................  4,077,289     83,339,791
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.................................  7,215,161     80,088,283
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  7,105,933     79,941,751
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  3,776,083     40,139,761
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  3,103,261     39,938,968
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................    491,779     14,846,803
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,362,131,835)............................................             1,625,885,898
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,362,131,835)............................................            $1,625,885,898
                                                                                  ==============

Summary of the Global Fund's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $1,625,885,898   --      --    $1,625,885,898
                                  --------------   --      --    --------------
 TOTAL........................... $1,625,885,898   --      --    $1,625,885,898
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 14,374,973 $144,755,974
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 13,219,724  144,755,974
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................  4,254,547   58,414,930
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................  4,083,812   52,558,663
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  2,947,834   34,076,956
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  1,407,342   19,590,203
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  1,802,136   19,156,709
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    509,677   10,417,792
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................     66,945    2,021,066
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $439,258,267).............................................             485,748,267
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves
  (Cost $527,750)....................................................    527,750      527,750
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $439,786,017).............................................            $486,276,017
                                                                                 ============

Summary of the Global Fund's investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $485,748,267   --      --    $485,748,267
   Temporary Cash Investments......      527,750   --      --         527,750
                                    ------------   --      --    ------------
   TOTAL........................... $486,276,017   --      --    $486,276,017
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               Global          Global
                                                                             Global Equity   Allocation      Allocation
                                                                               Portfolio   60/40 Portfolio 25/75 Portfolio
                                                                             ------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value..................... $  2,538,385   $  1,625,886    $    485,748
Temporary Cash Investments at Value & Cost..................................        3,316             --             528
Receivables:
  Affiliated Investment Companies Sold......................................           --            525              --
  Fund Shares Sold..........................................................        2,136          2,107             574
Prepaid Expenses and Other Assets...........................................           53             30              22
                                                                             ------------   ------------    ------------
     Total Assets...........................................................    2,543,890      1,628,548         486,872
                                                                             ------------   ------------    ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies Purchased.................................        2,868             --             378
  Fund Shares Redeemed......................................................          982            443             111
  Due to Advisor............................................................            9             24              12
  Loan Payable..............................................................           --            225              --
Accrued Expenses and Other Liabilities......................................          119             74              24
                                                                             ------------   ------------    ------------
     Total Liabilities......................................................        3,978            766             525
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  2,539,912   $  1,627,782    $    486,347
                                                                             ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $4,919; $12,797 and $2,502 and
 shares outstanding of 311,968; 881,195 and 198,992, respectively........... $      15.77   $      14.52    $      12.57
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  500,000,000    300,000,000     300,000,000
                                                                             ============   ============    ============
Institutional Class Shares -- based on net assets of $2,534,993; $1,614,985 and $483,845 and shares outstanding of 162,020,735; 111,752,006 and
 38,652,111, respectively................................................... $      15.65   $      14.45    $      12.52
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  700,000,000    500,000,000     300,000,000
                                                                             ============   ============    ============
Investments in Affiliated Investment Companies at Cost...................... $  1,859,474   $  1,362,132    $    439,258
                                                                             ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $  2,074,144   $  1,398,636    $    443,542
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................           31           (167)           (170)
Accumulated Net Realized Gain (Loss)........................................     (213,174)       (34,441)         (3,515)
Net Unrealized Appreciation (Depreciation)..................................      678,911        263,754          46,490
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  2,539,912   $  1,627,782    $    486,347
                                                                             ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                               Global     Global
                                                                                             Allocation Allocation
                                                                               Global Equity   60/40      25/75
                                                                                Portfolio*   Portfolio  Portfolio
                                                                               ------------- ---------- ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:
    Income Distributions......................................................   $ 21,189     $ 16,546   $ 3,835
                                                                                 --------     --------   -------
     Total Investment Income Received from Affiliated Investment Companies....     21,189       16,546     3,835
                                                                                 --------     --------   -------
Fund Investment Income
  Interest....................................................................          1            1        --
                                                                                 --------     --------   -------
Fund Expenses
  Administrative Services Fees................................................      3,482        1,862       448
  Accounting & Transfer Agent Fees............................................         19           15        11
  Shareholder Servicing Fees -- Class R2 Shares...............................          6           15         3
  Filing Fees.................................................................         39           35        29
  Shareholders' Reports.......................................................         56           31         7
  Directors'/Trustees' Fees & Expenses........................................          9            6         2
  Professional Fees...........................................................         23           16         6
  Other.......................................................................          9            7         1
                                                                                 --------     --------   -------
    Total Expenses............................................................      3,643        1,987       507
                                                                                 --------     --------   -------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered
   by Advisor (Note C)........................................................     (3,433)      (1,721)     (379)
                                                                                 --------     --------   -------
  Net Expenses................................................................        210          266       128
                                                                                 --------     --------   -------
  Net Investment Income (Loss)................................................     20,980       16,281     3,707
                                                                                 --------     --------   -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment Companies....      7,950        4,799     1,410
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold...............................    (10,308)        (409)      677
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares....................................    316,601      117,862    13,249
                                                                                 --------     --------   -------
  Net Realized and Unrealized Gain (Loss).....................................    314,243      122,252    15,336
                                                                                 --------     --------   -------
Net Increase (Decrease) in Net Assets Resulting from Operations...............   $335,223     $138,533   $19,043
                                                                                 ========     ========   =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                      Global Allocation 60/40 Global Allocation 25/75
                                              Global Equity Portfolio        Portfolio              Portfolio
                                              ----------------------  ----------------------  ----------------------
                                              Six Months     Year     Six Months     Year     Six Months     Year
                                                 Ended      Ended        Ended      Ended        Ended      Ended
                                               April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                                 2013        2012        2013        2012        2013        2012
                                              ----------- ----------  ----------- ----------  -----------  --------
                                              (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............... $   20,980  $   40,634  $   16,281  $   27,742   $  3,707    $  6,136
  Capital Gain Distributions Received
   from Affiliated Investment
   Companies.................................      7,950          --       4,799       2,141      1,410         902
  Net Realized Gain (Loss) on:
    Investment Securities Sold/Affiliated
     Investment Companies Shares
     Sold....................................    (10,308)    (14,803)       (409)     (4,628)       677        (271)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities/Affiliated
     Investment Companies Shares.............    316,601     180,403     117,862      77,591     13,249      11,974
                                              ----------  ----------  ----------  ----------   --------    --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.............................    335,223     206,234     138,533     102,846     19,043      18,741
                                              ----------  ----------  ----------  ----------   --------    --------
Distributions From:
  Net Investment Income:
  Class R2 Shares............................        (34)        (71)       (127)       (130)       (19)        (19)
  Institutional Class Shares.................    (20,907)    (40,678)    (16,600)    (27,735)    (3,885)     (6,199)
Net Long-Term Gains:
  Class R2 Shares............................         --          --          --          (1)        --          --
  Institutional Class Shares.................         --          --          --        (405)        --        (202)
                                              ----------  ----------  ----------  ----------   --------    --------
     Total Distributions.....................    (20,941)    (40,749)    (16,727)    (28,271)    (3,904)     (6,420)
                                              ----------  ----------  ----------  ----------   --------    --------
Capital Share Transactions:
  Shares Issued..............................    331,639     519,662     305,250     424,982     86,415     185,547
  Shares Issued in Lieu of Cash
   Distributions.............................     20,374      39,469      15,821      26,626      3,833       6,299
  Shares Redeemed............................   (274,388)   (394,201)   (189,820)   (284,756)   (39,168)    (84,660)
                                              ----------  ----------  ----------  ----------   --------    --------
     Net Increase (Decrease) from
      Capital Share Transactions.............     77,625     164,930     131,251     166,852     51,080     107,186
                                              ----------  ----------  ----------  ----------   --------    --------
     Total Increase (Decrease) in Net
      Assets.................................    391,907     330,415     253,057     241,427     66,219     119,507
Net Assets
  Beginning of Period........................  2,148,005   1,817,590   1,374,725   1,133,298    420,128     300,621
                                              ----------  ----------  ----------  ----------   --------    --------
  End of Period.............................. $2,539,912  $2,148,005  $1,627,782  $1,374,725   $486,347    $420,128
                                              ==========  ==========  ==========  ==========   ========    ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................... $       31  $       (8) $     (167) $      279   $   (170)   $     27

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                            Global Equity Portfolio
                                     ---------------------------------------------------------------------  -------------
                                         Six                                             Period                 Six
                                       Months       Year     Year     Year     Year     Dec. 1,      Year     Months
                                        Ended      Ended    Ended    Ended    Ended     2007 to     Ended      Ended
                                      April 30,   Oct. 31, Oct. 31, Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,  April 30,
                                        2013        2012     2011     2010     2009       2008       2007      2013
--------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                                                            (Unaudited)
Net Asset Value, Beginning of
 Period.............................   $13.78      $12.67   $12.71   $10.82   $ 9.17  $ 15.49      $ 14.76    $ 13.40
                                       ------      ------   ------   ------   ------  -------      -------    -------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................     0.11        0.24     0.22     0.15     0.17     0.24         0.22       0.14
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........     2.00        1.10    (0.04)    1.91     1.64    (6.06)        0.86       1.12
                                       ------      ------   ------   ------   ------  -------      -------    -------
   Total from Investment
    Operations......................     2.11        1.34     0.18     2.06     1.81    (5.82)        1.08       1.26
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............    (0.12)      (0.23)   (0.22)   (0.17)   (0.16)   (0.18)       (0.18)     (0.14)
  Net Realized Gains................       --          --       --       --       --    (0.32)       (0.17)        --
                                       ------      ------   ------   ------   ------  -------      -------    -------
   Total Distributions..............    (0.12)      (0.23)   (0.22)   (0.17)   (0.16)   (0.50)       (0.35)     (0.14)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......   $15.77      $13.78   $12.67   $12.71   $10.82  $  9.17      $ 15.49    $ 14.52
===================================  ===========  ======== ======== ======== ======== ========     ======== ===========
Total Return........................    15.37%(C)   10.78%    1.34%   19.21%   20.06%  (38.72)%(C)    7.42%      9.50%(C)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................   $4,919      $4,055   $4,294   $3,483   $6,782  $ 6,819      $27,904    $12,797
Ratio of Expenses to Average Net
 Assets (D).........................     0.60%(B)    0.60%    0.60%    0.59%    0.62%    0.60%(B)     0.58%      0.55%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees) (D)..........................     0.90%(B)    0.90%    0.90%    0.89%    0.91%    0.87%(B)     0.84%      0.78%(B)
Ratio of Net Investment Income to
 Average Net Assets.................     1.52%(B)    1.85%    1.61%    1.32%    1.83%    1.99%(B)     1.38%      1.98%(B)
--------------------------------------------------------------------------------------------------------------------------

                                           Global Allocation 60/40 Portfolio
                                     ---------------------------------------------------------
                                                                            Period
                                       Year     Year     Year     Year     Dec. 1,      Year
                                      Ended    Ended    Ended    Ended     2007 to     Ended
                                     Oct. 31, Oct. 31, Oct. 31, Oct. 31,   Oct. 31,   Nov. 30,
                                       2012     2011     2010     2009       2008       2007
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $ 12.66   $12.51   $11.13   $ 9.55  $ 13.16       $12.65
                                     -------   ------   ------   ------  -------       ------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................    0.21     0.23     0.17     0.14     0.30         0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........    0.78     0.16     1.37     1.60    (3.60)        0.60
                                     -------   ------   ------   ------  -------       ------
   Total from Investment
    Operations......................    0.99     0.39     1.54     1.74    (3.30)        0.82
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............   (0.25)   (0.23)   (0.16)   (0.12)   (0.18)       (0.22)
  Net Realized Gains................      --    (0.01)      --    (0.04)   (0.13)       (0.09)
                                     -------   ------   ------   ------  -------       ------
   Total Distributions..............   (0.25)   (0.24)   (0.16)   (0.16)   (0.31)       (0.31)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $ 13.40   $12.66   $12.51   $11.13  $  9.55       $13.16
===================================  ======== ======== ======== ======== ========     ========
Total Return........................    8.05%    3.13%   14.01%   18.46%  (25.63)%(C)    6.50%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $11,403   $3,353   $3,748   $5,187  $ 5,081       $7,631
Ratio of Expenses to Average Net
 Assets (D).........................    0.56%    0.58%    0.58%    0.60%    0.59%(B)     0.57%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumptions of Expenses and/or
 Recovery of Previously Waived
 Fees) (D)..........................    0.79%    0.81%    0.81%    0.83%    0.80%(B)     0.76%
Ratio of Net Investment Income to
 Average Net Assets.................    1.60%    1.76%    1.44%    1.42%    2.78%(B)     1.67%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                        Global Allocation 25/75 Portfolio
                      ---------------------------------------------------------------------
                          Six                                            Period
                        Months       Year     Year     Year     Year    Dec. 1,       Year
                         Ended      Ended    Ended    Ended    Ended    2007 to      Ended
                       April 30,   Oct. 31, Oct. 31, Oct. 31, Oct. 31,  Oct. 31,    Nov. 30,
                         2013        2012     2011     2010     2009      2008        2007
--------------------------------------------------------------------------------------------
                      (Unaudited)
Net Asset Value,
 Beginning of Period.   $12.16      $11.78   $11.65   $10.95   $10.04   $11.42       $11.11
                        ------      ------   ------   ------   ------   ------       ------
Income from
 Investment
 Operations
-----------
 Net Investment
   Income (Loss) (A).     0.09        0.14     0.16     0.22     0.15     0.30         0.19
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......     0.41        0.43     0.15     0.72     1.06    (1.39)        0.41
                        ------      ------   ------   ------   ------   ------       ------
   Total from
    Investment
    Operations.......     0.50        0.57     0.31     0.94     1.21    (1.09)        0.60
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
   Income............    (0.09)      (0.18)   (0.16)   (0.24)   (0.14)   (0.21)       (0.20)
 Net Realized Gains..       --       (0.01)   (0.02)      --    (0.16)   (0.08)       (0.09)
                        ------      ------   ------   ------   ------   ------       ------
   Total
    Distributions....    (0.09)      (0.19)   (0.18)   (0.24)   (0.30)   (0.29)       (0.29)
--------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period.......   $12.57      $12.16   $11.78   $11.65   $10.95   $10.04       $11.42
====================  ===========  ======== ======== ======== ======== ========     ========
Total Return.........     4.16%(C)    4.86%    2.71%    8.70%   12.19%   (9.72)%(C)    5.47%
--------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..   $2,502      $2,449   $  408   $  418   $1,701   $1,342       $1,564
Ratio of Expenses
 to Average Net
 Assets (D)..........     0.57%(B)    0.59%    0.77%    0.63%    0.62%    0.62%(B)     0.62%
Ratio of Expenses
 to Average Net
 Assets (Excluding
 Waivers and
 Assumptions of
 Expenses and/or
 Recovery of
 Previously Waived
 Fees) (D)...........     0.74%(B)    0.76%    0.94%    0.78%    0.77%    0.78%(B)     0.71%
Ratio of Net
 Investment Income
 to Average Net
 Assets..............     1.41%(B)    1.14%    1.35%    1.93%    1.49%    3.00%(B)     1.66%
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                            Global Equity Portfolio
                            ---------------------------------------------------------------------------------------
                                 Six                                                          Period
                               Months         Year        Year        Year        Year       Dec. 1,        Year
                                Ended        Ended       Ended       Ended       Ended       2007 to       Ended
                              April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                2013          2012        2011        2010        2009         2008         2007
---------------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....... $    13.67     $    12.58  $    12.62  $    10.74  $     9.14  $  15.48      $    14.78
                            ----------     ----------  ----------  ----------  ----------  --------      ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.13           0.27        0.25        0.17        0.20      0.27            0.27
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       1.98           1.09       (0.04)       1.91        1.61     (6.02)           0.85
                            ----------     ----------  ----------  ----------  ----------  --------      ----------
   Total from Investment
    Operations.............       2.11           1.36        0.21        2.08        1.81     (5.75)           1.12
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.13)         (0.27)      (0.25)      (0.20)      (0.21)    (0.27)          (0.25)
  Net Realized Gains.......         --             --          --          --          --     (0.32)          (0.17)
                            ----------     ----------  ----------  ----------  ----------  --------      ----------
   Total Distributions.....      (0.13)         (0.27)      (0.25)      (0.20)      (0.21)    (0.59)          (0.42)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    15.65     $    13.67  $    12.58  $    12.62  $    10.74  $   9.14      $    15.48
==========================  ===========    ==========  ==========  ==========  ==========  ========      ==========
Total Return...............      15.56%(C)      11.00%       1.62%      19.58%      20.30%   (38.50)%(C)       7.67%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $2,534,993     $2,143,950  $1,813,296  $1,628,464  $1,279,862  $978,901      $1,218,439
Ratio of Expenses to
 Average Net
 Assets (D)................       0.32%(B)       0.33%       0.33%       0.33%       0.35%     0.34%(B)        0.33%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumptions of
 Expenses and/or
 Recovery of Previously
 Waived Fees (D)...........       0.62%(B)       0.63%       0.63%       0.63%       0.64%     0.61%(B)        0.59%
Ratio of Net Investment
 Income to Average Net
 Assets....................       1.82%(B)       2.05%       1.90%       1.50%       2.17%     2.26%(B)        1.70%
---------------------------------------------------------------------------------------------------------------------

                                                    Global Allocation 60/40 Portfolio
                            ---------------------------------------------------------------------------------
                                 Six                                                      Period
                               Months         Year        Year       Year      Year      Dec. 1,       Year
                                Ended        Ended       Ended      Ended     Ended      2007 to      Ended
                              April 30,     Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,    Oct. 31,    Nov. 30,
                                2013          2012        2011       2010      2009        2008        2007
--------------------------------------------------------------------------------------------------------------
                             (Unaudited)
Net Asset Value,
 Beginning of Period....... $    13.33     $    12.59  $    12.45  $  11.08  $   9.53  $  13.17      $  12.67
                            ----------     ----------  ----------  --------  --------  --------      --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..............       0.15           0.28        0.26      0.19      0.18      0.27          0.25
  Net Gains (Losses) on
   Securities (Realized
   and Unrealized).........       1.13           0.75        0.16      1.37      1.59     (3.54)         0.60
                            ----------     ----------  ----------  --------  --------  --------      --------
   Total from Investment
    Operations.............       1.28           1.03        0.42      1.56      1.77     (3.27)         0.85
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment
   Income..................      (0.16)         (0.29)      (0.27)    (0.19)    (0.18)    (0.24)        (0.26)
  Net Realized Gains.......         --             --       (0.01)       --     (0.04)    (0.13)        (0.09)
                            ----------     ----------  ----------  --------  --------  --------      --------
   Total Distributions.....      (0.16)         (0.29)      (0.28)    (0.19)    (0.22)    (0.37)        (0.35)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................... $    14.45     $    13.33  $    12.59  $  12.45  $  11.08  $   9.53      $  13.17
==========================  ===========    ==========  ==========  ========  ========  ========      ========
Total Return...............       9.69%(C)       8.37%       3.34%    14.27%    18.95%   (25.47)%(C)     6.79%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)............... $1,614,985     $1,363,322  $1,129,945  $932,866  $730,400  $587,524      $761,093
Ratio of Expenses to
 Average Net
 Assets (D)................       0.30%(B)       0.30%       0.31%     0.31%     0.33%     0.32%(B)      0.31%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumptions of
 Expenses and/or
 Recovery of Previously
 Waived Fees (D)...........       0.53%(B)       0.53%       0.54%     0.54%     0.56%     0.53%(B)      0.51%
Ratio of Net Investment
 Income to Average Net
 Assets....................       2.20%(B)       2.18%       2.03%     1.64%     1.82%     2.44%(B)      1.90%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                 Global Allocation 25/75 Portfolio
                           ----------------------------------------------------------------------------
                                                                                    Period
                           Six Months      Year      Year      Year      Year      Dec. 1,       Year
                              Ended       Ended     Ended     Ended     Ended      2007 to      Ended
                            April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,    Nov. 30,
                              2013         2012      2011      2010      2009        2008        2007
--------------------------------------------------------------------------------------------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period......  $  12.11     $  11.73  $  11.60  $  10.90  $  10.01  $  11.46      $  11.15
                            --------     --------  --------  --------  --------  --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............      0.10         0.20      0.21      0.24      0.18      0.31          0.24
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........      0.42         0.41      0.16      0.74      1.06     (1.37)         0.40
                            --------     --------  --------  --------  --------  --------      --------
   Total from Investment
    Operations............      0.52         0.61      0.37      0.98      1.24     (1.06)         0.64
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....     (0.11)       (0.22)    (0.22)    (0.28)    (0.19)    (0.31)        (0.24)
 Net Realized Gains.......        --        (0.01)    (0.02)       --     (0.16)    (0.08)        (0.09)
                            --------     --------  --------  --------  --------  --------      --------
   Total Distributions....     (0.11)       (0.23)    (0.24)    (0.28)    (0.35)    (0.39)        (0.33)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period...................  $  12.52     $  12.11  $  11.73  $  11.60  $  10.90  $  10.01      $  11.46
========================   ===========   ========  ========  ========  ========  ========      ========
Total Return..............      4.32%(C)     5.22%     3.23%     9.17%    12.67%    (9.55)%(C)     5.85%
--------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).......  $483,845     $417,679  $300,213  $232,241  $160,605  $126,169      $136,039
Ratio of Expenses to
 Average Net Assets (D)...      0.27%(B)     0.28%     0.28%     0.29%     0.31%     0.30%(B)      0.31%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumptions of Expenses
 and/or Recovery of
 Previously Waived
 Fees (D).................      0.44%(B)     0.45%     0.45%     0.46%     0.46%     0.46%(B)      0.46%
Ratio of Net Investment
 Income to Average Net
 Assets...................      1.67%(B)     1.71%     1.83%     2.19%     1.81%     3.03%(B)      2.15%
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, three of which, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds").

                                                        Global Funds (Percentage of Ownership at April 30, 2013)
-                                                     ------------------------------------------------------------
                                                      Global Equity Global Allocation 60/40 Global Allocation 25/75
Master Funds                                            Portfolio          Portfolio               Portfolio
------------                                          ------------- ----------------------- -----------------------
U.S. Core Equity 1 Portfolio (IDG)...................        7%                 3%                     --
U.S. Core Equity 2 Portfolio (IDG)...................       14%                 5%                      1%
DFA Real Estate Securities Portfolio (IDG)...........        1%                --                      --
International Core Equity Portfolio (IDG)............        9%                 3%                     --
Emerging Markets Core Equity Portfolio (IDG).........        2%                 1%                     --
DFA Two-Year Global Fixed Income Portfolio (IDG).....      N/A                N/A                       3%
DFA Selectively Hedged Global Fixed Income Portfolio
  (IDG)..............................................      N/A                 26%                    N/A
DFA Five-Year Global Fixed Income Portfolio (IDG)....      N/A                  1%                    N/A
DFA Inflation-Protected Securities Portfolio (IDG)...      N/A                  1%                      2%
DFA Short-Term Extended Quality Portfolio (IDG)......      N/A                  7%                      6%
DFA Intermediate-Term Extended Quality Portfolio
  (IDG)..............................................      N/A                  7%                    N/A
The Canadian Small Company Series (ITC)..............       --                N/A                     N/A
DFA World ex U.S. Government Fixed Income Portfolio
  (IDG)..............................................      N/A                 21%                     10%

N/A -- Global Fund does not have any ownership in Master Fund.
Amounts designated as -- are less than 1%.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Global Funds from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Most Master Fund shares held by the Global Funds are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership; reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds' net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Global Funds.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to the assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. For the six months ended April 30, 2013, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, in order to limit the total administration and management fees received by the Advisor, the Advisor has contractually agreed to waive its administration fee each Global Fund pays to the extent necessary to limit the proportionate share of the total combined administration fees paid by a class of each of the Global Funds and management fees paid by each Global Fund's Master Funds to the Advisor to the rates listed below. The maximum amount waived under this waiver is the full amount of a Global Fund's administration fee to the Advisor. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2014, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2013, the Global Funds had the combined administration fee limits listed below based on a percentage of average net assets on an annualized basis.

   At any time that the rate of the fees and annualized expenses of a class of a Global Fund are less than the rates listed below for the Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund's Institutional Class and Class R2 Shares' annualized expense ratios to exceed the expense limitations listed below. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Fund, on behalf of the Global Funds, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                  Previously
                                                  Recovery       Waived Fees/
                                    Expense    of Previously   Expenses Assumed
                                   Limitation   Waived Fees/   Subject to Future
Institutional Class Shares           Amount   Expenses Assumed     Recovery
--------------------------         ---------- ---------------- -----------------
Global Equity Portfolio...........    0.27%          --             $17,009
Global Allocation 60/40 Portfolio.    0.25%          --               8,158
Global Allocation 25/75 Portfolio.    0.22%          --               1,606

Class R2 Shares
---------------
Global Equity Portfolio...........    0.27%          --                  38
Global Allocation 60/40 Portfolio.    0.25%          --                  48
Global Allocation 25/75 Portfolio.    0.22%          --                   6

   Prior to March 1, 2010, the Advisor had also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the period ended February 28, 2010, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                      Expense
                                                      Limits
                                                      -------
                   Global Equity Portfolio...........  0.44%
                   Global Allocation 60/40 Portfolio.  0.41%
                   Global Allocation 25/75 Portfolio.  0.37%

   Prior to March 1, 2010, the Advisor had contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the period ended February 28, 2010, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                      Expense
                                                      Limits
                                                      -------
                   Global Equity Portfolio...........  0.69%
                   Global Allocation 60/40 Portfolio.  0.66%
                   Global Allocation 25/75 Portfolio.  0.62%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     Global Equity Portfolio........... $47
                     Global Allocation 60/40 Portfolio.  28
                     Global Allocation 25/75 Portfolio.   7

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Global Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                           Global Equity Portfolio
                                      -----------------------------------------------------------------
                                      Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies       10/31/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
-------------------------------       ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio.........  $984,805  $1,192,233  $69,700  $11,498 $10,543       $7,950
International Core Equity Portfolio..   610,753     692,023   33,823   38,349   5,537           --
U.S. Core Equity 1 Portfolio.........   337,726     399,316   16,410    6,413   3,578           --
Emerging Markets Core Equity
Portfolio............................   183,859     216,223   21,120    2,895   1,059           --
DFA Real Estate Securities Portfolio.    31,375      38,589    2,804    1,130     472           --
The Canadian Small Company
Series...............................         1           1       --       --      --           --


                                                        Global Allocation 60/40 Portfolio
                                        -----------------------------------------------------------------
                                        Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies         10/31/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio...........  $385,352   $461,945   $29,841  $10,343  $4,113       $3,118
International Core Equity Portfolio....   226,454    268,975    17,965    8,353   2,085           --
DFA Selectively Hedged Global Fixed
Income Portfolio.......................   207,113    241,552    42,975    7,192   4,977          140
DFA Short-Term Extended Quality
Portfolio..............................   138,151    159,952    26,654    4,544   1,306          307
U.S. Core Equity 1 Portfolio...........   128,298    155,166    13,679    6,940   1,389           --
Emerging Markets Core Equity
Portfolio..............................    70,573     83,340     8,128      797     407           --
DFA Inflation-Protected Securities
Portfolio..............................    33,861     80,088     6,882      502     309          199
DFA Intermediate-Term Extended Quality
Portfolio..............................    69,916     79,942    12,460    2,452     998           44
DFA Five-Year Global Fixed Income
Portfolio..............................    69,464     40,140    12,114    1,547     377          655
DFA Real Estate Securities Portfolio...    11,965     39,939       977      203     180           --
DFA World ex U.S. Government Fixed
Income Portfolio.......................    34,747     14,847     5,643      606     405          336

                                                        Global Allocation 25/75 Portfolio
                                        -----------------------------------------------------------------
                                        Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies         10/31/2012 04/30/2013 Purchases  Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------- -------- ----------------
DFA Two-Year Global Fixed Income
Portfolio..............................  $125,438   $144,756   $20,617  $   572  $  988       $  291
DFA Short-Term Extended Quality
Portfolio..............................   126,258    144,756    19,621      823   1,183          281
DFA Inflation-Protected Securities
Portfolio..............................    46,091     58,415     7,652      784     415          268
U.S. Core Equity 2 Portfolio...........    49,069     52,558     3,931    2,043     532          407
International Core Equity Portfolio....    29,358     34,077     2,257    1,765     269           --
U.S. Core Equity 1 Portfolio...........    16,353     19,590     2,946    2,235     176           --
Emerging Markets Core Equity
Portfolio..............................     8,809     19,157       955       37      51           --
DFA Real Estate Securities Portfolio...     1,655     10,418        78       --      25           --
DFA World ex U.S. Government Fixed
Income Portfolio.......................    16,774      2,021     2,273       54     196          163

F. Federal Income Taxes:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                      Increase                       Increase
                                     (Decrease)                     (Decrease)
                                   Undistributed     Increase      Accumulated
                                   Net Investment   (Decrease)     Net Realized
                                       Income     Paid-In Capital Gains (Losses)
                                   -------------- --------------- --------------
Global Equity Portfolio...........        --             --             --
Global Allocation 60/40 Portfolio.        --             --             --
Global Allocation 25/75 Portfolio.      $(71)           $71             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    Global Equity Portfolio
    2011..............................    $34,678          --       $34,678
    2012..............................     40,749          --        40,749
    Global Allocation 60/40 Portfolio
    2011..............................     22,629          --        22,629
    2012..............................     28,271          --        28,271
    Global Allocation 25/75 Portfolio
    2011..............................      5,391          --         5,391
    2012..............................      6,492          --         6,492

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
     Global Allocation 25/75 Portfolio.      $71            --        $71

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                Total Net
                                   Net Investment                             Distributable
                                     Income and   Undistributed                 Earnings
                                     Short-Term     Long-Term   Capital Loss  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards    Losses)
                                   -------------- ------------- ------------- -------------
Global Equity Portfolio...........      $ 36           --         $(93,477)     $(93,441)
Global Allocation 60/40 Portfolio.       305           --          (27,570)      (27,265)
Global Allocation 25/75 Portfolio.        33           --           (1,571)       (1,538)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Global Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                     Expires on October 31,
                                   ---------------------------
                                    2016   2017    2018   2019 Unlimited  Total
                                   ------ ------- ------- ---- --------- -------
Global Equity Portfolio........... $2,732 $74,314 $10,998 $565  $4,868   $93,477
Global Allocation 60/40 Portfolio.     --  25,132     983   --   1,455    27,570
Global Allocation 25/75 Portfolio.     --   1,473      98   --      --     1,571

   During the year ended October 31, 2012, Global Allocation 25/75 Portfolio utilized capital loss carryforwards to offset realized capital gain for federal income tax purposes in the amount of $1,049 (amounts in thousands).

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
Global Equity Portfolio........... $1,980,128   $678,912    $(117,339)     $561,573
Global Allocation 60/40 Portfolio.  1,373,393    263,754      (11,261)      252,493
Global Allocation 25/75 Portfolio.    443,817     48,036       (5,577)       42,459

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Global Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended       Year Ended
                                                         April 30, 2013       Oct. 31, 2012
-                                                      ------------------  ------------------
                                                         Amount    Shares    Amount    Shares
-                                                      ---------  -------  ---------  -------
Global Equity Portfolio
Class R2 Shares
   Shares Issued...................................... $     534       37  $   2,389      176
   Shares Issued in Lieu of Cash Distributions........        34        2         71        6
   Shares Redeemed....................................      (308)     (21)    (3,024)    (227)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     260       18  $    (564)     (45)
                                                       =========  =======  =========  =======
Institutional Class Shares
   Shares Issued...................................... $ 331,105   22,569  $ 517,273   39,667
   Shares Issued in Lieu of Cash Distributions........    20,340    1,439     39,398    3,123
   Shares Redeemed....................................  (274,080) (18,847)  (391,177) (30,101)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  77,365    5,161  $ 165,494   12,689
                                                       =========  =======  =========  =======

                                                        Six Months Ended       Year Ended
                                                         April 30, 2013       Oct. 31, 2012
-                                                      ------------------  ------------------
                                                         Amount    Shares    Amount    Shares
-                                                      ---------  -------  ---------  -------
Global Allocation 60/40 Portfolio
Class R2 Shares
   Shares Issued...................................... $   1,109       81  $  10,892      826
   Shares Issued in Lieu of Cash Distributions........       127        9        131       10
   Shares Redeemed....................................      (852)     (60)    (3,263)    (250)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     384       30  $   7,760      586
                                                       =========  =======  =========  =======
Institutional Class Shares
   Shares Issued...................................... $ 304,141   21,965  $ 414,090   32,235
   Shares Issued in Lieu of Cash Distributions........    15,694    1,164     26,495    2,130
   Shares Redeemed....................................  (188,968) (13,656)  (281,493) (21,807)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 130,867    9,473  $ 159,092   12,558
                                                       =========  =======  =========  =======

                                                       Six Months Ended     Year Ended
                                                        April 30, 2013     Oct. 31, 2012
-                                                      ----------------  ----------------
                                                        Amount   Shares   Amount   Shares
-                                                      --------  ------  --------  ------
Global Allocation 25/75 Portfolio
Class R2 Shares
   Shares Issued...................................... $     75       6  $  2,024     168
   Shares Issued in Lieu of Cash Distributions........       19       2        20       2
   Shares Redeemed....................................     (125)    (10)      (45)     (4)
                                                       --------  ------  --------  ------
Net Increase (Decrease) -- Class R2 Shares............ $    (31)     (2) $  1,999     166
                                                       ========  ======  ========  ======
Institutional Class Shares
   Shares Issued...................................... $ 86,340   7,032  $183,523  15,450
   Shares Issued in Lieu of Cash Distributions........    3,814     314     6,279     537
   Shares Redeemed....................................  (39,043) (3,184)  (84,615) (7,101)
                                                       --------  ------  --------  ------
Net Increase (Decrease) -- Institutional Class Shares. $ 51,111   4,162  $105,187   8,886
                                                       ========  ======  ========  ======

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Global Funds under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   the Period
                                   ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio...........     0.89%        $1,730         36        $ 2        $ 7,864
Global Allocation 60/40 Portfolio.     0.91%         2,360         26          2         10,737
Global Allocation 25/75 Portfolio.     0.90%           609         15         --          1,199

   * Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that each Global Fund's available line of credit was utilized.

   At April 30, 2013, Global Allocation 60/40 Portfolio had loans outstanding in the amount of $225 (in thousands).

I. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Global Funds' prospectus, the Global Funds may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Global Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Global Funds had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of outstanding shares of the Global Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
Global Equity Portfolio -- Class R2 Shares......................      3             97%
Global Equity Portfolio -- Institutional Class Shares...........      3             82%
Global Allocation 60/40 Portfolio -- Class R2 Shares............      2             97%
Global Allocation 60/40 Portfolio -- Institutional Class Shares.      4             82%
Global Allocation 25/75 Portfolio -- Class R2 Shares............      2             98%
Global Allocation 25/75 Portfolio -- Institutional Class Shares.      4             91%

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Global Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds"). (The investment advisory agreements are referred to as the "Advisory Agreements.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Morningstar Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the administrative fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Funds. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Funds are not charged advisory fees.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043013-025S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2013 (Unaudited)

Dimensional Investment Group Inc.
U.S. Large Cap Value Portfolio II
DFA International Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2013

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         U.S. Large Cap Value Portfolio II..............................   5
         DFA International Value Portfolio II...........................   5
     Statements of Assets and Liabilities...............................   6
     Statements of Operations...........................................   7
     Statements of Changes in Net Assets................................   8
     Financial Highlights...............................................   9
     Notes to Financial Statements......................................  10
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  16
     Disclosure of Portfolio Holdings...................................  17
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................  18
         The DFA International Value Series.............................  21
     Statements of Assets and Liabilities...............................  25
     Statements of Operations...........................................  26
     Statements of Changes in Net Assets................................  27
     Financial Highlights...............................................  28
     Notes to Financial Statements......................................  29
  Voting Proxies on Fund Portfolio Securities...........................  37
  Board Approval of Investment Advisory Agreements......................  38

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Annualized
(C)     Non-Annualized
(D)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
RIC     Registered Investment Company
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2013
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/12  04/30/13    Ratio*   Period*
                                       --------- --------- ---------- --------
  U.S. Large Cap Value Portfolio II**
  -----------------------------------
  Actual Fund Return.................. $1,000.00 $1,185.30    0.18%    $0.98
  Hypothetical 5% Annual Return....... $1,000.00 $1,023.90    0.18%    $0.90

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/12  04/30/13    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio II**
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,138.70    0.31%    $1.64
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.26    0.31%    $1.56

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                              Affiliated Investment Company
                                              -----------------------------
     U.S. Large Cap Value Portfolio II.......             100.0%
     DFA International Value Portfolio II....             100.0%

                           SCHEDULES OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $137,535,028
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $88,425,635)........................................... $137,535,028
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $102,052,328
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $87,315,047)........................................... $102,052,328
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                  U.S. Large Cap   DFA International
                                                                                Value Portfolio II Value Portfolio II
                                                                                ------------------ ------------------
ASSETS:
Investments in Affiliated Investment Company at Value..........................    $    137,535       $    102,052
Prepaid Expenses and Other Assets..............................................               4                  3
                                                                                   ------------       ------------
     Total Assets..............................................................         137,539            102,055
                                                                                   ------------       ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.........................................................             131                205
  Due to Advisor...............................................................               1                  1
Accrued Expenses and Other Liabilities.........................................              13                 14
                                                                                   ------------       ------------
     Total Liabilities.........................................................             145                220
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    137,394       $    101,835
                                                                                   ============       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................      11,039,449         18,694,855
                                                                                   ============       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......................    $      12.45       $       5.45
                                                                                   ============       ============
Investments in Affiliated Investment Company at Cost...........................    $     88,426       $     87,315
                                                                                   ============       ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................    $    114,812       $     84,509
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................             267                900
Accumulated Net Realized Gain (Loss)...........................................         (26,794)             1,687
Net Unrealized Foreign Exchange Gain (Loss)....................................              --                  2
Net Unrealized Appreciation (Depreciation).....................................          49,109             14,737
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    137,394       $    101,835
                                                                                   ============       ============
(1) NUMBER OF SHARES AUTHORIZED................................................     300,000,000        300,000,000
                                                                                   ============       ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                   U.S. Large Cap     DFA International
                                                                                 Value Portfolio II* Value Portfolio II*
                                                                                 ------------------- -------------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1 and $114, respectively).........       $ 1,321             $ 1,558
 Income from Securities Lending.................................................            11                  56
 Expenses Allocated from Affiliated Investment Company..........................           (71)               (113)
                                                                                       -------             -------
     Total Investment Income....................................................         1,261               1,501
                                                                                       -------             -------
Expenses
 Investment Advisory Services Fees..............................................            --                   5
 Administrative Services Fees...................................................             6                  --
 Accounting & Transfer Agent Fees...............................................             6                   6
 Filing Fees....................................................................            20                  20
 Shareholders' Reports..........................................................             7                   7
 Directors'/Trustees' Fees & Expenses...........................................             1                  --
 Audit Fees.....................................................................             1                   1
 Legal Fees.....................................................................             1                   1
 Other..........................................................................             1                  (1)
                                                                                       -------             -------
     Total Expenses.............................................................            43                  39
                                                                                       -------             -------
 Net Investment Income (Loss)...................................................         1,218               1,462
                                                                                       -------             -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold...................................................         5,341               1,704
   Foreign Currency Transactions................................................            --                   6
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................................        14,546               9,553
   Translation of Foreign Currency Denominated Amounts..........................            --                   1
                                                                                       -------             -------
 Net Realized and Unrealized Gain (Loss)........................................        19,887              11,264
                                                                                       -------             -------
Net Increase (Decrease) in Net Assets Resulting from Operations.................       $21,105             $12,726
                                                                                       =======             =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                        U.S. Large Cap       DFA International
                                                                      Value Portfolio II    Value Portfolio II
                                                                     --------------------  --------------------
                                                                     Six Months    Year    Six Months    Year
                                                                        Ended     Ended       Ended     Ended
                                                                      April 30,  Oct. 31,   April 30,  Oct. 31,
                                                                        2013       2012       2013       2012
                                                                     ----------- --------  ----------- --------
                                                                     (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................  $  1,218   $  2,347   $  1,462   $  3,636
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................     5,341      5,271      1,704      6,764
    Foreign Currency Transactions...................................        --         --          6        (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    14,546     11,165      9,553     (7,842)
    Translation of Foreign Currency Denominated Amounts.............        --         --          1         (4)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................    21,105     18,783     12,726      2,536
                                                                      --------   --------   --------   --------
Distributions From:
  Net Investment Income.............................................    (1,334)    (2,289)    (1,063)    (3,645)
  Net Long-Term Gains...............................................        --         --     (6,754)    (5,339)
                                                                      --------   --------   --------   --------
     Total Distributions............................................    (1,334)    (2,289)    (7,817)    (8,984)
                                                                      --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................................     9,280     12,049      4,635     11,787
  Shares Issued in Lieu of Cash Distributions.......................     1,334      2,289      7,817      8,984
  Shares Redeemed...................................................    (8,782)   (22,574)    (9,795)   (28,316)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) from Capital Share Transactions........     1,832     (8,236)     2,657     (7,545)
                                                                      --------   --------   --------   --------
     Total Increase (Decrease) in Net Assets........................    21,603      8,258      7,566    (13,993)
Net Assets
  Beginning of Period...............................................   115,791    107,533     94,269    108,262
                                                                      --------   --------   --------   --------
  End of Period.....................................................  $137,394   $115,791   $101,835   $ 94,269
                                                                      ========   ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................................       802      1,258        884      2,343
  Shares Issued in Lieu of Cash Distributions.......................       120        240      1,577      1,881
  Shares Redeemed...................................................      (782)    (2,319)    (1,875)    (5,612)
                                                                      --------   --------   --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed........       140       (821)       586     (1,388)
                                                                      ========   ========   ========   ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................  $    267   $    383   $    900   $    501

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           U.S. Large Cap Value Portfolio II
                                     ---------------------------------------------------------------------------   -------------
                                                                                              Period
                                     Six Months      Year      Year      Year      Year      Dec. 1,       Year    Six Months
                                        Ended       Ended     Ended     Ended     Ended      2007 to      Ended       Ended
                                      April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,    Nov. 30,   April 30,
                                        2013         2012      2011      2010      2009        2008        2007       2013
---------------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                                                                   (Unaudited)
Net Asset Value, Beginning of
 Period.............................  $  10.62     $   9.18  $   8.84  $   7.52  $  13.48  $ 22.87      $  23.80    $   5.21
                                      --------     --------  --------  --------  --------  -------      --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................      0.11         0.21      0.17      0.16      0.15     0.27          0.33        0.08
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      1.84         1.43      0.34      1.32      0.03    (8.10)        (0.39)       0.60
                                      --------     --------  --------  --------  --------  -------      --------    --------
   Total from Investment
    Operations......................      1.95         1.64      0.51      1.48      0.18    (7.83)        (0.06)       0.68
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............     (0.12)       (0.20)    (0.17)    (0.16)    (0.25)   (0.37)        (0.34)      (0.06)
  Net Realized Gains................        --           --        --        --     (5.89)   (1.19)        (0.53)      (0.38)
                                      --------     --------  --------  --------  --------  -------      --------    --------
   Total Distributions..............     (0.12)       (0.20)    (0.17)    (0.16)    (6.14)   (1.56)        (0.87)      (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period......  $  12.45     $  10.62  $   9.18  $   8.84  $   7.52  $ 13.48      $  22.87    $   5.45
===================================  ===========   ========  ========  ========  ========  ========     ========   ===========
Total Return........................     18.53%(C)    18.14%     5.69%    19.87%    11.79%  (36.60)%(C)    (0.34)%     13.87%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................  $137,394     $115,791  $107,533  $112,601  $100,906  $94,769      $470,014    $101,835
Ratio of Expenses to Average Net
 Assets (D).........................      0.18%(B)     0.17%     0.18%     0.18%     0.23%    0.16%(B)      0.14%       0.31%(B)
Ratio of Net Investment Income to
 Average Net Assets (D).............      1.96%(B)     2.10%     1.72%     1.95%     2.32%    1.44%(B)      1.36%       3.00%(B)
---------------------------------------------------------------------------------------------------------------------------------

                                            DFA International Value Portfolio II
                                     ---------------------------------------------------------------
                                                                                Period
                                       Year      Year      Year      Year      Dec. 1,       Year
                                      Ended     Ended     Ended     Ended      2007 to      Ended
                                     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,    Nov. 30,
                                       2012      2011      2010      2009        2008        2007
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $  5.55  $   6.62   $   6.18  $  11.58  $  23.73      $  21.13
                                     -------  --------   --------  --------  --------      --------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................    0.19      0.22       0.15      0.17      0.54          0.70
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........   (0.06)    (0.70)      0.50      1.23    (11.35)         2.88
                                     -------  --------   --------  --------  --------      --------
   Total from Investment
    Operations......................    0.13     (0.48)      0.65      1.40    (10.81)         3.58
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............   (0.19)    (0.22)     (0.16)    (0.21)    (0.84)        (0.64)
  Net Realized Gains................   (0.28)    (0.37)     (0.05)    (6.59)    (0.50)        (0.34)
                                     -------  --------   --------  --------  --------      --------
   Total Distributions..............   (0.47)    (0.59)     (0.21)    (6.80)    (1.34)        (0.98)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $  5.21  $   5.55   $   6.62  $   6.18  $  11.58      $  23.73
===================================  ======== ========   ========  ========  ========      ========
Total Return........................    3.27%    (8.13)%    11.03%    35.34%   (47.93)%(C)    17.29%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $94,269  $108,262   $136,065  $143,898  $113,216      $762,763
Ratio of Expenses to Average Net
 Assets (D).........................    0.30%     0.29%      0.29%     0.33%     0.26%(B)      0.25%
Ratio of Net Investment Income to
 Average Net Assets (D).............    3.69%     3.42%      2.49%     3.10%     2.84%(B)      3.02%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At April 30, 2013, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II owned 1% and 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   Effective December 31, 2008, The U.S. Large Cap Value Series, and on November 1, 2008, The DFA International Value Series, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective Series is a result of the treatment of a partnership for book purposes. Each Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the six months ended April 30, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolios.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  U.S. Large Cap Value Portfolio II....... $4
                  DFA International Value Portfolio II....  5

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                 Increase       Increase
                                                (Decrease)     (Decrease)
                                              Undistributed   Accumulated
                                              Net Investment  Net Realized
                                                  Income     Gains (Losses)
                                              -------------- --------------
     U.S. Large Cap Value Portfolio II.......       --             --
     DFA International Value Portfolio II....      $(5)           $ 5

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- -------
   U.S. Large Cap Value Portfolio II
   2011.................................     $2,077            --     $ 2,077
   2012.................................      2,289            --       2,289
   DFA International Value Portfolio II
   2011.................................      4,896        $7,161      12,057
   2012.................................      3,645         5,339       8,984

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         Undistributed                                Total Net
                                         Net Investment                             Distributable
                                           Income and   Undistributed                 Earnings
                                           Short-Term     Long-Term   Capital Loss  (Accumulated
                                         Capital Gains  Capital Gains Carryforwards    Losses)
                                         -------------- ------------- ------------- -------------
U.S. Large Cap Value Portfolio II.......      $388             --       $(32,132)     $(31,744)
DFA International Value Portfolio II....       552         $6,748             --         7,300

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the U.S. Large Cap Value Portfolio II had capital loss carryforwards of $32,132 (in thousands) available to offset future realized capital gains through October 31, 2017. As of October 31, 2012, the DFA International Value Portfolio II had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2012, U.S. Large Cap Value Portfolio II utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $5,270 (in thousands).

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                         Federal   Unrealized   Unrealized   Appreciation
                                         Tax Cost Appreciation Depreciation (Depreciation)
                                         -------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio II....... $88,428    $49,109        $ (2)       $49,107
DFA International Value Portfolio II....  87,380     14,689         (17)        14,672

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

I. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

   At April 30, 2013, both Portfolios had two shareholders that held 100% of their outstanding shares. One or more shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy

Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/12  04/30/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,184.80    0.11%    $0.60
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,140.00    0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65    0.23%    $1.15

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  13.4%
Consumer Staples.............................   7.7%
Energy.......................................  20.3%
Financials...................................  24.0%
Health Care..................................   7.8%
Industrials..................................  12.5%
Information Technology.......................   4.9%
Materials....................................   3.4%
Telecommunication Services...................   5.6%
Utilities....................................   0.4%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................   9.8%
Consumer Staples.............................   5.6%
Energy.......................................  12.0%
Financials...................................  36.3%
Health Care..................................   1.2%
Industrials..................................   9.9%
Information Technology.......................   3.5%
Materials....................................  11.3%
Other........................................    --
Telecommunication Services...................   7.6%
Utilities....................................   2.8%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                         Percentage
                                               Shares       Value+     of Net Assets**
                                               ------       ------     ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.9%)
    Carnival Corp...........................  2,385,423 $   82,320,948            0.6%
    Comcast Corp. Class A................... 10,008,890    413,367,157            3.2%
    Comcast Corp. Special Class A...........  3,843,964    151,029,346            1.2%
#*  General Motors Co.......................  2,302,737     71,016,409            0.6%
#   News Corp. Class A......................  2,241,856     69,430,280            0.5%
    Time Warner Cable, Inc..................  1,921,256    180,386,726            1.4%
    Time Warner, Inc........................  4,853,977    290,170,745            2.3%
    Other Securities........................               465,752,512            3.6%
                                                        --------------           -----
Total Consumer Discretionary................             1,723,474,123           13.4%
                                                        --------------           -----
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co...............  3,155,848    107,109,481            0.8%
    CVS Caremark Corp.......................  6,004,478    349,340,530            2.7%
    Mondelez International, Inc. Class A....  7,330,703    230,550,609            1.8%
    Other Securities........................               305,954,763            2.4%
                                                        --------------           -----
Total Consumer Staples......................               992,955,383            7.7%
                                                        --------------           -----
Energy -- (19.5%)
    Anadarko Petroleum Corp.................  2,478,744    210,098,341            1.6%
    Apache Corp.............................  1,208,836     89,308,804            0.7%
    Chevron Corp............................  3,863,466    471,381,487            3.7%
    ConocoPhillips..........................  5,899,107    356,601,018            2.8%
#   Hess Corp...............................  1,567,373    113,132,983            0.9%
    Marathon Oil Corp.......................  3,447,108    112,617,018            0.9%
    Marathon Petroleum Corp.................  1,791,952    140,417,359            1.1%
    National Oilwell Varco, Inc.............  1,661,481    108,361,791            0.8%
    Occidental Petroleum Corp...............  1,349,242    120,433,341            0.9%
    Phillips 66.............................  2,926,797    178,388,277            1.4%
*   Transocean, Ltd.........................  1,261,179     64,912,883            0.5%
    Valero Energy Corp......................  2,806,975    113,177,232            0.9%
    Other Securities........................               525,193,006            4.1%
                                                        --------------           -----
Total Energy................................             2,604,023,540           20.3%
                                                        --------------           -----
Financials -- (23.1%)
*   American International Group, Inc.......  6,622,622    274,309,003            2.1%
#   Bank of America Corp.................... 38,925,898    479,177,804            3.7%
#   Bank of New York Mellon Corp. (The).....  3,040,229     85,795,262            0.7%
    Citigroup, Inc.......................... 10,372,454    483,978,704            3.8%
#   CME Group, Inc..........................  1,599,345     97,336,137            0.8%
    Goldman Sachs Group, Inc. (The).........    786,395    114,868,718            0.9%
#   JPMorgan Chase & Co.....................  3,775,507    185,037,598            1.4%
    Loews Corp..............................  2,050,343     91,588,822            0.7%
    MetLife, Inc............................  4,759,859    185,586,902            1.4%
    Morgan Stanley..........................  6,429,315    142,409,327            1.1%
    Prudential Financial, Inc...............  2,287,609    138,217,336            1.1%
#   SunTrust Banks, Inc.....................  2,564,707     75,017,680            0.6%
    Other Securities........................               721,595,925            5.6%
                                                        --------------           -----
Total Financials............................             3,074,919,218           23.9%
                                                        --------------           -----
Health Care -- (7.5%)
#   Aetna, Inc..............................  1,693,713     97,286,875            0.8%
    Pfizer, Inc.............................  9,837,358    285,971,997            2.2%
    Thermo Fisher Scientific, Inc...........  1,932,026    155,875,858            1.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                            Percentage
                                                Shares        Value+      of Net Assets**
                                                ------        ------      ---------------
Health Care -- (Continued)
#     WellPoint, Inc..........................  1,824,634 $   133,052,311            1.0%
      Other Securities........................                326,119,456            2.6%
                                                          ---------------          ------
Total Health Care.............................                998,306,497            7.8%
                                                          ---------------          ------
Industrials -- (12.0%)
      CSX Corp................................  5,517,066     135,664,653            1.1%
#     General Electric Co..................... 19,480,526     434,220,925            3.4%
      Norfolk Southern Corp...................  1,681,939     130,215,717            1.0%
#     Northrop Grumman Corp...................  1,364,645     103,358,212            0.8%
      Union Pacific Corp......................  2,173,679     321,617,545            2.5%
      Other Securities........................                478,671,027            3.7%
                                                          ---------------          ------
Total Industrials.............................              1,603,748,079           12.5%
                                                          ---------------          ------
Information Technology -- (4.7%)
#     Hewlett-Packard Co......................  5,006,539     103,134,703            0.8%
*     Yahoo!, Inc.............................  4,116,468     101,800,254            0.8%
      Other Securities........................                425,616,152            3.3%
                                                          ---------------          ------
Total Information Technology..................                630,551,109            4.9%
                                                          ---------------          ------
Materials -- (3.3%)
#     Freeport-McMoRan Copper & Gold, Inc.....  2,348,639      71,469,085            0.6%
      International Paper Co..................  2,224,458     104,505,037            0.8%
      Other Securities........................                267,195,954            2.0%
                                                          ---------------          ------
Total Materials...............................                443,170,076            3.4%
                                                          ---------------          ------
Telecommunication Services -- (5.4%)
      AT&T, Inc............................... 13,051,893     488,923,912            3.8%
#     CenturyLink, Inc........................  2,353,137      88,407,357            0.7%
*     Sprint Nextel Corp...................... 13,961,200      98,426,460            0.7%
      Other Securities........................                 44,313,466            0.4%
                                                          ---------------          ------
Total Telecommunication Services..............                720,071,195            5.6%
                                                          ---------------          ------
Utilities -- (0.4%)
      Other Securities........................                 46,400,297            0.4%
                                                          ---------------          ------
TOTAL COMMON STOCKS...........................             12,837,619,517           99.9%
                                                          ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid
       Reserves............................... 37,139,776      37,139,776            0.3%
                                                          ---------------          ------

                                                Shares/
                                                 Face
                                                Amount
                                                -------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund.......... 40,224,004     465,391,729            3.6%
                                                          ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,150,048,349).......................             $13,340,151,022          103.8%
                                                          ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               Investments in Securities (Market Value)
                                         ----------------------------------------------------
                                             Level 1       Level 2    Level 3      Total
                                         --------------- ------------ ------- ---------------
Common Stocks
 Consumer Discretionary................. $ 1,723,474,123           --   --    $ 1,723,474,123
 Consumer Staples.......................     992,955,383           --   --        992,955,383
 Energy.................................   2,604,023,540           --   --      2,604,023,540
 Financials.............................   3,074,919,218           --   --      3,074,919,218
 Health Care............................     998,306,497           --   --        998,306,497
 Industrials............................   1,603,748,079           --   --      1,603,748,079
 Information Technology.................     630,551,109           --   --        630,551,109
 Materials..............................     443,170,076           --   --        443,170,076
 Telecommunication Services.............     720,071,195           --   --        720,071,195
 Utilities..............................      46,400,297           --   --         46,400,297
Temporary Cash Investments..............      37,139,776           --   --         37,139,776
Securities Lending Collateral...........              -- $465,391,729   --        465,391,729
                                         --------------- ------------   --    ---------------
TOTAL................................... $12,874,759,293 $465,391,729   --    $13,340,151,022
                                         =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
 COMMON STOCKS -- (88.0%)
 AUSTRALIA -- (5.0%)
     Suncorp Group, Ltd................. 3,736,013 $ 50,317,710            0.6%
     Wesfarmers, Ltd.................... 2,584,670  116,279,925            1.4%
     Other Securities...................            291,706,689            3.6%
                                                   ------------            ----
 TOTAL AUSTRALIA........................            458,304,324            5.6%
                                                   ------------            ----

 AUSTRIA -- (0.2%)
     Other Securities...................             22,620,434            0.3%
                                                   ------------            ----

 BELGIUM -- (1.1%)
     Other Securities...................             97,018,246            1.2%
                                                   ------------            ----

 CANADA -- (8.7%)
     Canadian Natural Resources, Ltd.... 1,849,320   54,243,293            0.7%
     Goldcorp, Inc...................... 1,686,234   49,911,656            0.6%
 #   Manulife Financial Corp............ 4,587,163   67,797,764            0.8%
 #   Sun Life Financial, Inc............ 1,565,269   44,155,983            0.6%
     Suncor Energy, Inc................. 3,750,370  116,928,008            1.4%
 #   Thomson Reuters Corp............... 1,832,184   61,378,937            0.8%
     Other Securities...................            404,553,580            4.9%
                                                   ------------            ----
 TOTAL CANADA...........................            798,969,221            9.8%
                                                   ------------            ----

 DENMARK -- (1.2%)
     Other Securities...................            108,958,158            1.3%
                                                   ------------            ----

 FINLAND -- (0.5%)
     Other Securities...................             48,558,445            0.6%
                                                   ------------            ----

 FRANCE -- (8.2%)
 #   AXA SA............................. 4,004,754   74,995,536            0.9%
     BNP Paribas SA..................... 1,973,903  110,060,678            1.4%
     Cie de St-Gobain................... 1,039,077   41,613,919            0.5%
     France Telecom SA.................. 3,875,091   41,383,566            0.5%
 #   GDF Suez........................... 3,247,971   69,637,459            0.9%
 *   Societe Generale SA................ 1,823,515   66,242,789            0.8%
     Vivendi SA......................... 3,686,124   83,497,667            1.0%
     Other Securities...................            259,788,588            3.2%
                                                   ------------            ----
 TOTAL FRANCE...........................            747,220,202            9.2%
                                                   ------------            ----

 GERMANY -- (7.4%)
 #   Allianz SE.........................   517,629   76,567,951            0.9%
 #   Allianz SE ADR..................... 2,811,910   41,475,672            0.5%
     Bayerische Motoren Werke AG........   663,299   61,335,322            0.8%
     Daimler AG......................... 2,088,586  115,801,750            1.4%
     Deutsche Bank AG................... 1,538,807   70,835,958            0.9%
 #   E.ON SE............................ 3,592,972   65,250,322            0.8%
 #   Muenchener Rueckversicherungs AG...   395,244   79,169,861            1.0%
     Other Securities...................            164,745,466            2.0%
                                                   ------------            ----
 TOTAL GERMANY..........................            675,182,302            8.3%
                                                   ------------            ----

 GREECE -- (0.0%)
     Other Securities...................              3,881,280            0.0%
                                                   ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  Percentage
                                        Shares      Value++     of Net Assets**
                                        ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd...........  5,818,000 $   63,182,649            0.8%
    Other Securities.................               129,361,801            1.6%
                                                 --------------           -----
TOTAL HONG KONG......................               192,544,450            2.4%
                                                 --------------           -----

IRELAND -- (0.1%)
    Other Securities.................                13,278,889            0.2%
                                                 --------------           -----

ISRAEL -- (0.3%)
    Other Securities.................                31,737,065            0.4%
                                                 --------------           -----

ITALY -- (1.1%)
*   UniCredit SpA....................  8,189,815     42,805,198            0.5%
    Other Securities.................                55,555,418            0.7%
                                                 --------------           -----
TOTAL ITALY..........................                98,360,616            1.2%
                                                 --------------           -----

JAPAN -- (17.8%)
    Mitsubishi Corp..................  3,047,600     54,863,679            0.7%
    Mitsubishi Heavy Industries, Ltd.  7,405,000     51,065,254            0.6%
    Mitsubishi UFJ Financial Group,
     Inc............................. 22,830,706    154,902,674            1.9%
    Mitsui & Co., Ltd................  3,522,000     48,521,389            0.6%
    Nomura Holdings, Inc.............  7,769,100     63,494,551            0.8%
    Other Securities.................             1,260,958,457           15.4%
                                                 --------------           -----
TOTAL JAPAN..........................             1,633,806,004           20.0%
                                                 --------------           -----

NETHERLANDS -- (2.5%)
*   ING Groep NV.....................  5,697,333     46,933,717            0.6%
    Koninklijke Philips Electronics
     NV..............................  1,957,968     54,192,709            0.7%
    Other Securities.................               125,436,586            1.5%
                                                 --------------           -----
TOTAL NETHERLANDS....................               226,563,012            2.8%
                                                 --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.................                 6,442,372            0.1%
                                                 --------------           -----

NORWAY -- (1.0%)
    Other Securities.................                89,934,209            1.1%
                                                 --------------           -----

PORTUGAL -- (0.1%)
    Other Securities.................                 6,134,640            0.1%
                                                 --------------           -----

SINGAPORE -- (1.2%)
    Other Securities.................               109,000,646            1.3%
                                                 --------------           -----

SPAIN -- (1.8%)
    Banco Santander SA...............  8,322,004     60,097,740            0.8%
    Other Securities.................               107,810,382            1.3%
                                                 --------------           -----
TOTAL SPAIN..........................               167,908,122            2.1%
                                                 --------------           -----

SWEDEN -- (3.1%)
    Nordea Bank AB...................  5,366,449     64,574,595            0.8%
#   Telefonaktiebolaget LM Ericsson
     Class B.........................  4,713,081     58,613,629            0.7%
    Other Securities.................               156,800,588            1.9%
                                                 --------------           -----
TOTAL SWEDEN.........................               279,988,812            3.4%
                                                 --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                 Percentage
                                                                      Shares       Value++     of Net Assets**
                                                                      ------       -------     ---------------
SWITZERLAND -- (6.4%)
      Credit Suisse Group AG........................................  1,685,212     46,800,075            0.6%
      Holcim, Ltd...................................................    887,877     69,258,838            0.8%
      Swiss Re AG...................................................  1,108,107     88,184,915            1.1%
      UBS AG........................................................  5,895,747    105,170,761            1.3%
      Zurich Insurance Group AG.....................................    236,698 $   66,143,271            0.8%
      Other Securities..............................................               212,188,323            2.6%
                                                                                --------------          ------
TOTAL SWITZERLAND...................................................               587,746,183            7.2%
                                                                                --------------          ------

UNITED KINGDOM -- (18.1%)
      Barclays P.L.C................................................ 11,591,752     51,727,912            0.6%
#     Barclays P.L.C. Sponsored ADR.................................  4,591,659     82,558,029            1.0%
#     BP P.L.C. Sponsored ADR.......................................  5,486,298    239,202,592            2.9%
#     HSBC Holdings P.L.C. Sponsored ADR............................  1,661,423     91,145,665            1.1%
      Kingfisher P.L.C.............................................. 10,285,817     50,118,996            0.6%
*     Lloyds Banking Group P.L.C.................................... 82,680,839     70,236,780            0.9%
      Old Mutual P.L.C.............................................. 13,164,620     41,989,733            0.5%
#     Royal Dutch Shell P.L.C. ADR..................................  3,323,210    231,926,826            2.8%
      Vodafone Group P.L.C.......................................... 34,976,333    106,723,100            1.3%
      Vodafone Group P.L.C. Sponsored ADR...........................  8,116,661    248,288,660            3.1%
      Xstrata P.L.C.................................................  5,211,952     78,431,883            1.0%
      Other Securities..............................................               366,277,452            4.5%
                                                                                --------------          ------
TOTAL UNITED KINGDOM................................................             1,658,627,628           20.3%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             8,062,785,260           98.9%
                                                                                --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities..............................................                26,234,060            0.3%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..............................................                 1,722,022            0.0%
                                                                                --------------          ------

                                                                      Shares/
                                                                       Face
                                                                      Amount       Value+
                                                                      -------      ------             -
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................ 92,826,275  1,074,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $29,728 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $30,383) to be repurchased at $29,787....        $30         29,787            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................             1,074,029,787           13.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,013,442,781)...........................................              $9,164,771,129          112.4%
                                                                                ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investments in Securities (Market Value)
                           ----------------------------------------------------
                              Level 1        Level 2     Level 3     Total
                           -------------- -------------- ------- --------------
 Common Stocks
  Australia............... $    3,531,691 $  454,772,633   --    $  458,304,324
  Austria.................             --     22,620,434   --        22,620,434
  Belgium.................      3,306,779     93,711,467   --        97,018,246
  Canada..................    798,969,221             --   --       798,969,221
  Denmark.................             --    108,958,158   --       108,958,158
  Finland.................      1,353,012     47,205,433   --        48,558,445
  France..................      5,640,035    741,580,167   --       747,220,202
  Germany.................    101,938,532    573,243,770   --       675,182,302
  Greece..................             --      3,881,280   --         3,881,280
  Hong Kong...............             --    192,544,450   --       192,544,450
  Ireland.................      5,183,802      8,095,087   --        13,278,889
  Israel..................      2,263,802     29,473,263   --        31,737,065
  Italy...................     15,633,330     82,727,286   --        98,360,616
  Japan...................    107,502,998  1,526,303,006   --     1,633,806,004
  Netherlands.............     12,761,638    213,801,374   --       226,563,012
  New Zealand.............             --      6,442,372   --         6,442,372
  Norway..................        277,936     89,656,273   --        89,934,209
  Portugal................             --      6,134,640   --         6,134,640
  Singapore...............             --    109,000,646   --       109,000,646
  Spain...................     10,049,849    157,858,273   --       167,908,122
  Sweden..................     11,721,114    268,267,698   --       279,988,812
  Switzerland.............     82,499,635    505,246,548   --       587,746,183
  United Kingdom..........    944,918,493    713,709,135   --     1,658,627,628
 Preferred Stocks
  Germany.................             --     26,234,060   --        26,234,060
 Rights/Warrants
  Spain...................             --      1,722,022   --         1,722,022
 Securities Lending
  Collateral..............             --  1,074,029,787   --     1,074,029,787
                           -------------- --------------   --    --------------
 TOTAL.................... $2,107,551,867 $7,057,219,262   --    $9,164,771,129
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                       The U.S. Large Cap The DFA International
                                          Value Series        Value Series*
                                       ------------------ ---------------------
 ASSETS:
 Investments at Value (including
  $460,504 and $1,079,372 of
  securities on loan, respectively)...    $12,837,620          $8,090,741
 Temporary Cash Investments at
  Value & Cost........................         37,140                  --
 Collateral Received from Securities
  on Loan at Value & Cost.............             --                  30
 Collateral from Securities on Loan
  Invested in Affiliate at Value &
  Cost................................        465,392           1,074,000
 Foreign Currencies at Value..........             --              17,594
 Cash.................................             --               5,476
 Receivables:
  Investment Securities Sold..........         39,390               7,780
  Dividends, Interest and Tax Reclaims         10,844              34,835
  Securities Lending Income...........            170               3,404
 Unrealized Gain on Foreign Currency
  Contracts...........................             --                   3
 Prepaid Expenses and Other Assets....             20                  11
                                          -----------          ----------
      Total Assets....................     13,390,576           9,233,874
                                          -----------          ----------
 LIABILITIES:
 Payables:
  Upon Return of Securities Loaned....        465,392           1,074,030
  Investment Securities Purchased.....         65,772               2,569
  Due to Advisor......................          1,036               1,281
 Accrued Expenses and Other
  Liabilities.........................            511                 508
                                          -----------          ----------
      Total Liabilities...............        532,711           1,078,388
                                          -----------          ----------
 NET ASSETS...........................    $12,857,865          $8,155,486
                                          ===========          ==========
 Investments at Cost..................    $ 8,647,517          $6,939,413
                                          ===========          ==========
 Foreign Currencies at Cost...........    $        --          $   17,474
                                          ===========          ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                         The U.S. Large Cap The DFA International
                                            Value Series        Value Series
                                         ------------------ ---------------------
Investment Income
 Dividends (Net of Foreign Taxes
   Withheld of $0 and $8,987,
   respectively)........................     $  122,006           $121,813
 Interest...............................             27                  4
 Income from Securities Lending.........          1,009              6,433
                                             ----------           --------
     Total Investment Income............        123,042            128,250
                                             ----------           --------
Expenses
 Investment Advisory Services Fees......          5,788              7,612
 Accounting & Transfer Agent Fees.......            464                316
 Custodian Fees.........................             56                596
 Shareholders' Reports..................             22                 15
 Directors'/Trustees' Fees & Expenses...             46                 32
 Professional Fees......................            181                108
 Other..................................             41                 51
                                             ----------           --------
     Total Expenses.....................          6,598              8,730
                                             ----------           --------
 Fees Paid Indirectly...................             --                (10)
                                             ----------           --------
 Net Expenses...........................          6,598              8,720
                                             ----------           --------
 Net Investment Income (Loss)...........        116,444            119,530
                                             ----------           --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold...........        469,207            125,856
   Foreign Currency Transactions*.......             --             (1,511)
 Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency...........................      1,375,405            751,722
   Translation of Foreign Currency
     Denominated Amounts................             --                 80
                                             ----------           --------
 Net Realized and Unrealized Gain (Loss)      1,844,612            876,147
                                             ----------           --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............     $1,961,056           $995,677
                                             ==========           ========

----------
* Net of foreign capital gain taxes withheld of $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                  The U.S. Large Cap      The DFA International
                                                                     Value Series             Value Series
                                                               ------------------------  ----------------------
                                                               Six Months       Year     Six Months     Year
                                                                  Ended        Ended        Ended      Ended
                                                                April 30,     Oct. 31,    April 30,   Oct. 31,
                                                                  2013          2012        2013        2012
                                                               -----------  -----------  ----------- ----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   116,444  $   212,847  $  119,530  $  260,321
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     469,207      408,690     125,856     133,256
    Foreign Currency Transactions*............................          --           --      (1,511)     (1,249)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   1,375,405    1,049,282     751,722    (157,327)
    Translation of Foreign Currency Denominated Amounts.......          --           --          80        (266)
                                                               -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   1,961,056    1,670,819     995,677     234,735
                                                               -----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions...............................................     577,674      505,769     277,763     699,069
  Withdrawals.................................................    (270,017)    (922,543)   (356,203)   (651,462)
                                                               -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     307,657     (416,774)    (78,440)     47,607
                                                               -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets..................   2,268,713    1,254,045     917,237     282,342
Net Assets
  Beginning of Period.........................................  10,589,152    9,335,107   7,238,249   6,955,907
  End of Period............................................... $12,857,865  $10,589,152  $8,155,486  $7,238,249
                                                               ===========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                      The U.S. Large Cap Value Series+
                                                      ----------------------------------------------------------------
                                                        Six Months        Year        Year        Year        Year
                                                           Ended         Ended       Ended       Ended       Ended
                                                         April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                           2013           2012        2011        2010        2009
                                                      -----------------------------------------------------------------
                                                        (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
Total Return.........................................       18.48%(C)       18.31%       5.69%      19.96%      11.90%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $12,857,865     $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets..............        0.11%(B)        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.        2.03%(B)        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate..............................           9%(C)          10%         14%         28%         29%
-----------------------------------------------------------------------------------------------------------------------

                                                      -------------------------------
                                                                             Year
                                                           Period           Ended
                                                        Dec. 1, 2007       Nov. 30,
                                                      to Oct. 31, 2008       2007
                                                      --------------------------------

--------------------------------------------------------------------------------------
Total Return.........................................        (36.53)%(C)       (0.32)%
--------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................    $6,739,363      $10,159,322
Ratio of Expenses to Average Net Assets..............          0.11%(B)         0.11%
Ratio of Net Investment Income to Average Net Assets.          1.97%(B)         1.44%
Portfolio Turnover Rate..............................            19%(C)            9%
--------------------------------------------------------------------------------------


                                                                          --------------------------
                                                                           Six Months       Year
                                                                              Ended        Ended
                                                                            April 30,     Oct. 31,
                                                                              2013          2012
                                                                          ---------------------------
                                                                           (Unaudited)
-----------------------------------------------------------------------------------------------------
Total Return.............................................................      14.00%(C)       3.17%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $8,155,486     $7,238,249
Ratio of Expenses to Average Net Assets..................................       0.23%(B)       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.23%(B)       0.24%
Ratio of Net Investment Income to Average Net Assets.....................       3.16%(B)       3.75%
Portfolio Turnover Rate..................................................          7%(C)         14%
-----------------------------------------------------------------------------------------------------

                                                                             The DFA International Value Series+
                                                                          ----------------------------------------------------------
                                                                              Year        Year        Year
                                                                             Ended       Ended       Ended          Period
                                                                            Oct. 31,    Oct. 31,    Oct. 31,     Dec. 1, 2007
                                                                              2011        2010        2009     to Oct. 31, 2008
                                                                          --------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      (8.04)%      11.13%      35.41%        (47.87)%(C)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $6,955,907   $6,919,633  $6,191,964     $4,700,337
Ratio of Expenses to Average Net Assets..................................       0.23%        0.24%       0.24%          0.23%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.23%        0.24%       0.24%          0.23%(B)
Ratio of Net Investment Income to Average Net Assets.....................       3.47%        2.55%       3.22%          4.15%(B)
Portfolio Turnover Rate..................................................          9%          20%         18%            16%(C)
----------------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             Year
                                                                            Ended
                                                                           Nov. 30,
                                                                             2007
                                                                          -----------

-------------------------------------------------------------------------------------
Total Return.............................................................      17.32%
-------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $9,638,721
Ratio of Expenses to Average Net Assets..................................       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.23%
Ratio of Net Investment Income to Average Net Assets.....................       3.04%
Portfolio Turnover Rate..................................................         16%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective Series is a result of the treatment of a partnership for book purposes. Each Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the International Series' books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee.

These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $10

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2013, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $278
                 The DFA International Value Series......  213

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $1,428,361 $1,029,781
         The DFA International Value Series......    581,405    544,320

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                        Federal    Unrealized   Unrealized   Appreciation
                                        Tax Cost  Appreciation Depreciation (Depreciation)
                                       ---------- ------------ ------------ --------------
The U.S. Large Cap Value Series....... $9,150,245  $4,325,142   $(135,235)    $4,189,907
The DFA International Value Series....  8,018,298   1,779,021    (632,548)     1,146,473

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Series under this line of credit during the period ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                        Weighted      Weighted    Number of   Interest Maximum Amount
                                         Average      Average        Days     Expense  Borrowed During
                                      Interest Rate Loan Balance Outstanding* Incurred   The Period
                                      ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series......     0.92%        $7,286         12         $2        $19,170
The DFA International Value Series...     0.94%         6,138         27          4         20,182

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2013.

I. Securities Lending:

   As of April 30, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $4,855 and $58,525 (in thousands), respectively. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Series had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements for each series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For the DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043013-009S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2013 (Unaudited)

Dimensional Investment Group Inc.
DFA International Value Portfolio III
U.S. Large Cap Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2013

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         DFA International Value Portfolio III..........................   5
         U.S. Large Cap Value Portfolio III.............................   5
         Tax-Managed U.S. Marketwide Value Portfolio II.................   5
     Statements of Assets and Liabilities...............................   6
     Statements of Operations...........................................   7
     Statements of Changes in Net Assets................................   8
     Financial Highlights...............................................   9
     Notes to Financial Statements......................................  11
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  18
     Disclosure of Portfolio Holdings...................................  20
     Summary Schedules of Portfolio Holdings
         The DFA International Value Series.............................  21
         The U.S. Large Cap Value Series................................  25
         The Tax-Managed U.S. Marketwide Value Series...................  28
     Statements of Assets and Liabilities...............................  31
     Statements of Operations...........................................  32
     Statements of Changes in Net Assets................................  33
     Financial Highlights...............................................  34
     Notes to Financial Statements......................................  35
  Voting Proxies on Fund Portfolio Securities...........................  43
  Board Approval of Investment Advisory Agreements......................  44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Annualized
(C)     Non-Annualized
(D)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
RIC     Registered Investment Company
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2013
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/12  04/30/13    Ratio*   Period*
                                         --------- --------- ---------- --------
DFA International Value Portfolio III**
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,139.50    0.25%    $1.33
Hypothetical 5% Annual Return........... $1,000.00 $1,023.55    0.25%    $1.25

U.S. Large Cap Value Portfolio III**
------------------------------------
Actual Fund Return...................... $1,000.00 $1,184.50    0.13%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                  Beginning  Ending              Expenses
                                                   Account  Account   Annualized   Paid
                                                    Value    Value     Expense    During
                                                  11/01/12  04/30/13    Ratio*   Period*
                                                  --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio II**
------------------------------------------------
Actual Fund Return............................... $1,000.00 $1,185.00    0.23%    $1.25
Hypothetical 5% Annual Return.................... $1,000.00 $1,023.65    0.23%    $1.15

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                                 Affiliated Investment Company
                                                 -----------------------------
 DFA International Value Portfolio III..........             100.0%
 U.S. Large Cap Value Portfolio III.............             100.0%
 Tax-Managed U.S. Marketwide Value Portfolio II.             100.0%

                            SCHEDULE OF INVESTMENTS

                                April 30, 2013
                                  (Unaudited)

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $1,500,976,722
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,294,413,596)........................................ $1,500,976,722
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $2,361,715,708
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,538,056,079)........................................ $2,361,715,708
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company....................... $1,116,409,474
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $745,249,531).......................................... $1,116,409,474
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                             Tax-Managed U.S.
                                                                      DFA International    U.S. Large Cap    Marketwide Value
                                                                     Value Portfolio III Value Portfolio III   Portfolio II
                                                                     ------------------- ------------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...............    $  1,500,977        $  2,361,716       $  1,116,409
Receivables:
  Fund Shares Sold..................................................             625               1,420              1,421
Prepaid Expenses and Other Assets...................................              22                  23                 11
                                                                        ------------        ------------       ------------
     Total Assets...................................................       1,501,624           2,363,159          1,117,841
                                                                        ------------        ------------       ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed..............................................           1,026               1,387                304
  Due to Advisor....................................................              12                  19                 --
Accrued Expenses and Other Liabilities..............................              68                  95                 38
                                                                        ------------        ------------       ------------
     Total Liabilities..............................................           1,106               1,501                342
                                                                        ------------        ------------       ------------
NET ASSETS..........................................................    $  1,500,518        $  2,361,658       $  1,117,499
                                                                        ============        ============       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................      92,493,579         117,862,669         59,078,687
                                                                        ============        ============       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................    $      16.22        $      20.04       $      18.92
                                                                        ============        ============       ============
Investments in Affiliated Investment Company at Cost................    $  1,294,414        $  1,538,056       $    745,250
                                                                        ============        ============       ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................    $  1,257,519        $  1,590,105       $    751,746
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          13,326               4,676              2,036
Accumulated Net Realized Gain (Loss)................................          23,084             (56,783)            (7,442)
Net Unrealized Foreign Exchange Gain (Loss).........................              26                  --                 --
Net Unrealized Appreciation (Depreciation)..........................         206,563             823,660            371,159
NET ASSETS..........................................................    $  1,500,518        $  2,361,658       $  1,117,499
                                                                        ============        ============       ============
(1) NUMBER OF SHARES AUTHORIZED.....................................     500,000,000         700,000,000        500,000,000
                                                                        ============        ============       ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                             Tax-Managed U.S.
                                                                    DFA International      U.S. Large Cap    Marketwide Value
                                                                   Value Portfolio III* Value Portfolio III*  Portfolio II*
                                                                   -------------------- -------------------- ----------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $1,648, $0 and $0,
   respectively)..................................................       $ 22,285             $ 23,409           $ 11,008
  Interest........................................................             --                    5                  2
  Income from Securities Lending..................................          1,204                  193                100
  Expenses Allocated from Affiliated Investment Company...........         (1,590)              (1,259)            (1,102)
                                                                         --------             --------           --------
     Total Investment Income......................................         21,899               22,348             10,008
                                                                         --------             --------           --------
Expenses
  Administrative Services Fees....................................             69                  110                 --
  Accounting & Transfer Agent Fees................................             12                   15                 10
  Filing Fees.....................................................             16                   19                 27
  Shareholders' Reports...........................................             24                   29                 12
  Directors'/Trustees' Fees & Expenses............................              6                    9                  4
  Audit Fees......................................................              2                    2                  2
  Legal Fees......................................................             12                   19                  8
  Other...........................................................              6                    9                  5
                                                                         --------             --------           --------
     Total Expenses...............................................            147                  212                 68
                                                                         --------             --------           --------
  Net Investment Income (Loss)....................................         21,752               22,136              9,940
                                                                         --------             --------           --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................         23,668               90,192              5,329
    Foreign Currency Transactions**...............................           (302)                  --                 --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................        137,404              262,524            159,006
    Translation of Foreign Currency Denominated Amounts...........             14                   --                 --
                                                                         --------             --------           --------
  Net Realized and Unrealized Gain (Loss).........................        160,784              352,716            164,335
                                                                         --------             --------           --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................       $182,536             $374,852           $174,275
                                                                         ========             ========           ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                   Tax-Managed U.S.
                                                   DFA International        U.S. Large Cap         Marketwide Value
                                                  Value Portfolio III     Value Portfolio III        Portfolio II
                                                ----------------------  ----------------------  ---------------------
                                                Six Months     Year     Six Months     Year     Six Months     Year
                                                   Ended      Ended        Ended      Ended        Ended      Ended
                                                 April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,   Oct. 31,
                                                   2013        2012        2013        2012        2013        2012
                                                ----------- ----------  ----------- ----------  ----------- ---------
                                                (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   21,752  $   44,232  $   22,136  $   41,575  $    9,940  $  17,555
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     23,668      29,744      90,192      81,667       5,329     18,722
    Foreign Currency Transactions*.............       (302)       (209)         --          --          --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    137,404     (27,237)    262,524     207,690     159,006    114,719
    Translation of Foreign Currency
     Denominated Amounts.......................         14         (43)         --          --          --         --
                                                ----------  ----------  ----------  ----------  ----------  ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    182,536      46,487     374,852     330,932     174,275    150,996
                                                ----------  ----------  ----------  ----------  ----------  ---------
Distributions From:
  Net Investment Income........................    (13,473)    (39,964)    (24,336)    (40,221)    (10,116)   (16,854)
  Net Long-Term Gains..........................    (28,559)     (3,912)         --          --          --         --
                                                ----------  ----------  ----------  ----------  ----------  ---------
     Total Distributions.......................    (42,032)    (43,876)    (24,336)    (40,221)    (10,116)   (16,854)
                                                ----------  ----------  ----------  ----------  ----------  ---------
Capital Share Transactions (1):
  Shares Issued................................    156,921     358,163     173,300     270,600      71,226    105,021
  Shares Issued in Lieu of Cash
   Distributions...............................     34,984      37,348      20,762      34,942      10,100     16,826
  Shares Redeemed..............................   (128,753)   (240,070)   (259,367)   (343,034)    (88,787)  (133,075)
                                                ----------  ----------  ----------  ----------  ----------  ---------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     63,152     155,441     (65,305)    (37,492)     (7,461)   (11,228)
                                                ----------  ----------  ----------  ----------  ----------  ---------
     Total Increase (Decrease) in Net
      Assets...................................    203,656     158,052     285,211     253,219     156,698    122,914
Net Assets
  Beginning of Period..........................  1,296,862   1,138,810   2,076,447   1,823,228     960,801    837,887
  End of Period................................ $1,500,518  $1,296,862  $2,361,658  $2,076,447  $1,117,499  $ 960,801
                                                ==========  ==========  ==========  ==========  ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued................................     10,310      25,692       9,406      17,278       4,102      7,110
  Shares Issued in Lieu of Cash
   Distributions...............................      2,362       2,780       1,157       2,276         600      1,164
  Shares Redeemed..............................     (8,440)    (17,118)    (14,093)    (21,608)     (5,195)    (9,055)
                                                ----------  ----------  ----------  ----------  ----------  ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      4,232      11,354      (3,530)     (2,054)       (493)      (781)
                                                ==========  ==========  ==========  ==========  ==========  =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $   13,326  $    5,047  $    4,676  $    6,876  $    2,036  $   2,212

----------
* Net of foreign capital gain taxes withheld of $1, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   DFA International Value Portfolio III
                         ----------------------------------------------------------------------------------------  --------------
                                                                                            Period
                          Six Months       Year         Year        Year        Year       Dec. 1,        Year      Six Months
                             Ended        Ended        Ended       Ended       Ended       2007 to       Ended         Ended
                           April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,     April 30,
                             2013          2012         2011        2010        2009         2008         2007         2013
----------------------------------------------------------------------------------------------------------------------------------
                          (Unaudited)                                                                               (Unaudited)
Net Asset Value,
 Beginning of
 Period................. $    14.69     $    14.81  $    16.66   $    15.41  $    11.74  $  24.03      $    21.46  $    17.11
                         ----------     ----------  ----------   ----------  ----------  --------      ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment
  Income
  (Loss) (A)............       0.24           0.53        0.58         0.39        0.40      0.72            0.71        0.18
 Net Gains (Losses) on
  Securities (Realized
  and Unrealized).......       1.76          (0.12)      (1.87)        1.25        3.66    (11.64)           2.92        2.95
                         ----------     ----------  ----------   ----------  ----------  --------      ----------  ----------
   Total from
    Investment
    Operations..........       2.00           0.41       (1.29)        1.64        4.06    (10.92)           3.63        3.13
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
  Income................      (0.15)         (0.48)      (0.56)       (0.39)      (0.39)    (0.80)          (0.63)      (0.20)
 Net Realized Gains.....      (0.32)         (0.05)         --           --          --     (0.57)          (0.43)         --
                         ----------     ----------  ----------   ----------  ----------  --------      ----------  ----------
   Total
    Distributions.......      (0.47)         (0.53)      (0.56)       (0.39)      (0.39)    (1.37)          (1.06)      (0.20)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................. $    16.22     $    14.69  $    14.81   $    16.66  $    15.41  $  11.74      $    24.03  $    20.04
======================== ===========    ==========  ==========   ==========  ==========  ========      ==========  ===========
Total Return............      13.95%(C)       3.14%      (8.06)%      11.05%      35.37%   (47.87)%(C)      17.32%      18.45%(C)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..... $1,500,518     $1,296,862  $1,138,810   $1,160,487  $1,008,172  $726,061      $1,190,286  $2,361,658
Ratio of Expenses to
 Average Net
 Assets (D).............       0.25%(B)       0.26%       0.26%        0.26%       0.28%     0.26%(B)        0.25%       0.13%(B)
Ratio of Net Investment
 Income to Average
 Net Assets.............       3.16%(B)       3.71%       3.45%        2.53%       3.19%     4.03%(B)        3.02%       2.02%(B)
----------------------------------------------------------------------------------------------------------------------------------

                                       U.S. Large Cap Value Portfolio III
                         ---------------------------------------------------------------------------
                                                                             Period
                            Year        Year        Year        Year        Dec. 1,          Year
                           Ended       Ended       Ended       Ended        2007 to         Ended
                          Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,
                            2012        2011        2010        2009          2008           2007
-----------------------------------------------------------------------------------------------------

Net Asset Value,
 Beginning of
 Period................. $    14.77  $    14.23  $    12.10  $    11.15  $    18.75      $    19.55
                         ----------  ----------  ----------  ----------  ----------      ----------
Income from Investment
 Operations
----------------------
 Net Investment
  Income
  (Loss) (A)............       0.34        0.27        0.27        0.25        0.29            0.28
 Net Gains (Losses) on
  Securities (Realized
  and Unrealized).......       2.33        0.54        2.12        0.97       (6.76)          (0.33)
                         ----------  ----------  ----------  ----------  ----------      ----------
   Total from
    Investment
    Operations..........       2.67        0.81        2.39        1.22       (6.47)          (0.05)
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
  Income................      (0.33)      (0.27)      (0.26)      (0.27)      (0.29)          (0.27)
 Net Realized Gains.....         --          --          --          --       (0.84)          (0.48)
                         ----------  ----------  ----------  ----------  ----------      ----------
   Total
    Distributions.......      (0.33)      (0.27)      (0.26)      (0.27)      (1.13)          (0.75)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................. $    17.11  $    14.77  $    14.23  $    12.10  $    11.15      $    18.75
======================== ==========  ==========  ==========  ==========  ==========      ==========
Total Return............      18.32%       5.64%      19.96%      11.88%     (36.55)%(C)      (0.35)%
-----------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..... $2,076,447  $1,823,228  $1,714,304  $1,457,701  $1,227,331      $1,731,226
Ratio of Expenses to
 Average Net
 Assets (D).............       0.14%       0.14%       0.14%       0.16%       0.14%(B)        0.14%
Ratio of Net Investment
 Income to Average
 Net Assets.............       2.13%       1.77%       2.00%       2.37%       1.98%(B)        1.41%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              --------------

                                                               Six Months
                                                                  Ended
                                                                April 30,
                                                                  2013
-----------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period......................... $    16.13
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.17
  Net Gains (Losses) on Securities (Realized and Unrealized).       2.79
                                                              ----------
   Total from Investment Operations..........................       2.96
-----------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.17)
  Net Realized Gains.........................................         --
                                                              ----------
   Total Distributions.......................................      (0.17)
-----------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    18.92
============================================================= ===========
Total Return.................................................      18.50%(C)
-----------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $1,117,499
Ratio of Expenses to Average Net Assets (D)..................       0.23%(B)
Ratio of Net Investment Income to Average Net Assets.........       1.95%(B)
-----------------------------------------------------------------------------

                                                                 Tax-Managed U.S. Marketwide Value Portfolio II
                                                              -----------------------------------------------------------------
                                                                                                         Period
                                                                Year      Year      Year      Year      Dec. 1,        Year
                                                               Ended     Ended     Ended     Ended      2007 to       Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,     Nov. 30,
                                                                2012      2011      2010      2009        2008         2007
-------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $  13.88  $  13.27  $  11.17  $  10.20  $  17.41      $    17.57
                                                              --------  --------  --------  --------  --------      ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.29      0.23      0.17      0.21      0.28            0.29
  Net Gains (Losses) on Securities (Realized and Unrealized).     2.24      0.60      2.10      1.02     (6.42)          (0.16)
                                                              --------  --------  --------  --------  --------      ----------
   Total from Investment Operations..........................     2.53      0.83      2.27      1.23     (6.14)           0.13
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.28)    (0.22)    (0.17)    (0.26)    (0.31)          (0.29)
  Net Realized Gains.........................................       --        --        --        --     (0.76)             --
                                                              --------  --------  --------  --------  --------      ----------
   Total Distributions.......................................    (0.28)    (0.22)    (0.17)    (0.26)    (1.07)          (0.29)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $  16.13  $  13.88  $  13.27  $  11.17  $  10.20      $    17.41
============================================================= ========  ========  ========  ========  ========      ==========
Total Return.................................................    18.50%     6.26%    20.47%    12.64%   (37.46)%(C)       0.67%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $960,801  $837,887  $773,434  $671,403  $613,690      $1,110,266
Ratio of Expenses to Average Net Assets (D)..................     0.23%     0.23%     0.23%     0.26%     0.23%(B)        0.23%
Ratio of Net Investment Income to Average Net Assets.........     1.97%     1.60%     1.38%     2.16%     2.07%(B)        1.59%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At April 30, 2013, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 19%, 18% and 29% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On November 1, 2008, The DFA International Value Series and on December 31, 2008, The U.S. Large Cap Value Series, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective Series is a result of the treatment of a partnership for book purposes. Each Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolios are directly charged. Common expenses of Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and to the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the six months ended April 30, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              DFA International Value Portfolio III.......... $35
              U.S. Large Cap Value Portfolio III.............  54
              Tax-Managed U.S. Marketwide Value Portfolio II.  24

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains (losses), gains on securities considered to be "passive foreign investment companies", the utilization of accumulated earnings and profits distributed to shareholders on redemptions as part of the dividends paid deduction for income purposes and non-deductible expenses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                   Increase       Increase
                                                                  (Decrease)     (Decrease)
                                                   Increase     Undistributed   Accumulated
                                                  (Decrease)    Net Investment  Net Realized
                                                Paid-In Capital     Income     Gains (Losses)
                                                --------------- -------------- --------------
DFA International Value Portfolio III..........     $2,933         $(1,783)       $(1,150)
U.S. Large Cap Value Portfolio III.............         --              --             --
Tax-Managed U.S. Marketwide Value Portfolio II.        919            (903)           (16)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term
                                                Capital Gains  Capital Gains  Total
                                                -------------- ------------- -------
DFA International Value Portfolio III
2011...........................................    $43,008        $  256     $43,264
2012...........................................     41,721         5,087      46,808
U.S. Large Cap Value Portfolio III
2011...........................................     32,227            --      32,227
2012...........................................     40,221            --      40,221
Tax-Managed U.S. Marketwide Value Portfolio II
2011...........................................     13,126            --      13,126
2012...........................................     17,774            --      17,774

   At October 31, 2012, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term
                                                Capital Gains  Capital Gains Total
                                                -------------- ------------- ------
DFA International Value Portfolio III..........     $1,757        $1,175     $2,932
Tax-Managed U.S. Marketwide Value Portfolio II.        920            --        920

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                Undistributed                                Total Net
                                                Net Investment                             Distributable
                                                  Income and   Undistributed                 Earnings
                                                  Short-Term     Long-Term   Capital Loss  (Accumulated
                                                Capital Gains  Capital Gains Carryforwards    Losses)
                                                -------------- ------------- ------------- -------------
DFA International Value Portfolio III..........     $5,760        $28,483             --     $  34,243
U.S. Large Cap Value Portfolio II..............      6,953             --      $(146,937)     (139,984)
Tax-Managed U.S. Marketwide Value Portfolio II.      2,325             --        (12,679)      (10,354)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                Expires on October 31,
                                                ----------------------
                                                         2017          Unlimited  Total
                                                ---------------------- --------- --------
U.S. Large Cap Value Portfolio III.............        $146,937           --     $146,937
Tax-Managed U.S. Marketwide Value Portfolio II.          12,679           --       12,679

   During the year ended October 31, 2012, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

            U.S. Large Cap Value Portfolio III............. $81,647
            Tax-Managed U.S. Marketwide Value Portfolio II.  18,693

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          Net
                                                                                       Unrealized
                                                 Federal    Unrealized   Unrealized   Appreciation
                                                 Tax Cost  Appreciation Depreciation (Depreciation)
                                                ---------- ------------ ------------ --------------
DFA International Value Portfolio III.......... $1,295,281   $205,902      $(206)       $205,696
U.S. Large Cap Value Portfolio III.............  1,538,095    823,660        (39)        823,621
Tax-Managed U.S. Marketwide Value Portfolio II.    745,422    371,079        (92)        370,987

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

I. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
  DFA International Value Portfolio III..........      4             93%
  U.S. Large Cap Value Portfolio III.............      5             96%
  Tax-Managed U.S. Marketwide Value Portfolio II.      3             99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/12  04/30/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,140.00    0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65    0.23%    $1.15

  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,184.80    0.11%    $0.60
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25    0.11%    $0.55

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/12  04/30/13    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,184.60    0.22%    $1.19
Hypothetical 5% Annual Return................ $1,000.00 $1,023.70    0.22%    $1.10

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

        The DFA International Value Series
Consumer Discretionary.......................   9.8%
Consumer Staples.............................   5.6%
Energy.......................................  12.0%
Financials...................................  36.3%
Health Care..................................   1.2%
Industrials..................................   9.9%
Information Technology.......................   3.5%
Materials....................................  11.3%
Other........................................    --
Telecommunication Services...................   7.6%
Utilities....................................   2.8%
                                              -----
                                              100.0%

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  13.4%
Consumer Staples.............................   7.7%
Energy.......................................  20.3%
Financials...................................  24.0%
Health Care..................................   7.8%
Industrials..................................  12.5%
Information Technology.......................   4.9%
Materials....................................   3.4%
Telecommunication Services...................   5.6%
Utilities....................................   0.4%
                                              -----
                                              100.0%

   The Tax-Managed U.S. Marketwide Value Series
Consumer Discretionary.......................  18.6%
Consumer Staples.............................   8.2%
Energy.......................................  16.1%
Financials...................................  17.4%
Health Care..................................   9.8%
Industrials..................................  14.0%
Information Technology.......................   5.7%
Materials....................................   3.5%
Other........................................    --
Telecommunication Services...................   6.3%
Utilities....................................   0.4%
                                              -----
                                              100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
  COMMON STOCKS -- (88.0%)
  AUSTRALIA -- (5.0%)
      Suncorp Group, Ltd............... 3,736,013 $ 50,317,710            0.6%
      Wesfarmers, Ltd.................. 2,584,670  116,279,925            1.4%
      Other Securities.................            291,706,689            3.6%
                                                  ------------            ----
  TOTAL AUSTRALIA......................            458,304,324            5.6%
                                                  ------------            ----

  AUSTRIA -- (0.2%)
      Other Securities.................             22,620,434            0.3%
                                                  ------------            ----

  BELGIUM -- (1.1%)
      Other Securities.................             97,018,246            1.2%
                                                  ------------            ----

  CANADA -- (8.7%)
      Canadian Natural Resources, Ltd.. 1,849,320   54,243,293            0.7%
      Goldcorp, Inc.................... 1,686,234   49,911,656            0.6%
  #   Manulife Financial Corp.......... 4,587,163   67,797,764            0.8%
  #   Sun Life Financial, Inc.......... 1,565,269   44,155,983            0.6%
      Suncor Energy, Inc............... 3,750,370  116,928,008            1.4%
  #   Thomson Reuters Corp............. 1,832,184   61,378,937            0.8%
      Other Securities.................            404,553,580            4.9%
                                                  ------------            ----
  TOTAL CANADA.........................            798,969,221            9.8%
                                                  ------------            ----

  DENMARK -- (1.2%)
      Other Securities.................            108,958,158            1.3%
                                                  ------------            ----

  FINLAND -- (0.5%)
      Other Securities.................             48,558,445            0.6%
                                                  ------------            ----

  FRANCE -- (8.2%)
  #   AXA SA........................... 4,004,754   74,995,536            0.9%
      BNP Paribas SA................... 1,973,903  110,060,678            1.4%
      Cie de St-Gobain................. 1,039,077   41,613,919            0.5%
      France Telecom SA................ 3,875,091   41,383,566            0.5%
  #   GDF Suez......................... 3,247,971   69,637,459            0.9%
  *   Societe Generale SA.............. 1,823,515   66,242,789            0.8%
      Vivendi SA....................... 3,686,124   83,497,667            1.0%
      Other Securities.................            259,788,588            3.2%
                                                  ------------            ----
  TOTAL FRANCE.........................            747,220,202            9.2%
                                                  ------------            ----

  GERMANY -- (7.4%)
  #   Allianz SE.......................   517,629   76,567,951            0.9%
  #   Allianz SE ADR................... 2,811,910   41,475,672            0.5%
      Bayerische Motoren Werke AG......   663,299   61,335,322            0.8%
      Daimler AG....................... 2,088,586  115,801,750            1.4%
      Deutsche Bank AG................. 1,538,807   70,835,958            0.9%
  #   E.ON SE.......................... 3,592,972   65,250,322            0.8%
  #   Muenchener Rueckversicherungs AG.   395,244   79,169,861            1.0%
      Other Securities.................            164,745,466            2.0%
                                                  ------------            ----
  TOTAL GERMANY........................            675,182,302            8.3%
                                                  ------------            ----

  GREECE -- (0.0%)
      Other Securities.................              3,881,280            0.0%
                                                  ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   63,182,649            0.8%
    Other Securities........................               129,361,801            1.6%
                                                        --------------           -----
TOTAL HONG KONG.............................               192,544,450            2.4%
                                                        --------------           -----

IRELAND -- (0.1%)
    Other Securities........................                13,278,889            0.2%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                31,737,065            0.4%
                                                        --------------           -----

ITALY -- (1.1%)
*   UniCredit SpA...........................  8,189,815     42,805,198            0.5%
    Other Securities........................                55,555,418            0.7%
                                                        --------------           -----
TOTAL ITALY.................................                98,360,616            1.2%
                                                        --------------           -----

JAPAN -- (17.8%)
    Mitsubishi Corp.........................  3,047,600     54,863,679            0.7%
    Mitsubishi Heavy Industries, Ltd........  7,405,000     51,065,254            0.6%
    Mitsubishi UFJ Financial Group, Inc..... 22,830,706    154,902,674            1.9%
    Mitsui & Co., Ltd.......................  3,522,000     48,521,389            0.6%
    Nomura Holdings, Inc....................  7,769,100     63,494,551            0.8%
    Other Securities........................             1,260,958,457           15.4%
                                                        --------------           -----
TOTAL JAPAN.................................             1,633,806,004           20.0%
                                                        --------------           -----

NETHERLANDS -- (2.5%)
*   ING Groep NV............................  5,697,333     46,933,717            0.6%
    Koninklijke Philips Electronics NV......  1,957,968     54,192,709            0.7%
    Other Securities........................               125,436,586            1.5%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               226,563,012            2.8%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,442,372            0.1%
                                                        --------------           -----

NORWAY -- (1.0%)
    Other Securities........................                89,934,209            1.1%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 6,134,640            0.1%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               109,000,646            1.3%
                                                        --------------           -----

SPAIN -- (1.8%)
    Banco Santander SA......................  8,322,004     60,097,740            0.8%
    Other Securities........................               107,810,382            1.3%
                                                        --------------           -----
TOTAL SPAIN.................................               167,908,122            2.1%
                                                        --------------           -----

SWEDEN -- (3.1%)
    Nordea Bank AB..........................  5,366,449     64,574,595            0.8%
#   Telefonaktiebolaget LM Ericsson Class B.  4,713,081     58,613,629            0.7%
    Other Securities........................               156,800,588            1.9%
                                                        --------------           -----
TOTAL SWEDEN................................               279,988,812            3.4%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                               Percentage
                                                                    Shares       Value++     of Net Assets**
                                                                    ------       -------     ---------------
SWITZERLAND -- (6.4%)
      Credit Suisse Group AG......................................  1,685,212 $   46,800,075            0.6%
      Holcim, Ltd.................................................    887,877     69,258,838            0.8%
      Swiss Re AG.................................................  1,108,107     88,184,915            1.1%
      UBS AG......................................................  5,895,747    105,170,761            1.3%
      Zurich Insurance Group AG...................................    236,698     66,143,271            0.8%
      Other Securities............................................               212,188,323            2.6%
                                                                              --------------          ------
TOTAL SWITZERLAND.................................................               587,746,183            7.2%
                                                                              --------------          ------

UNITED KINGDOM -- (18.1%)
      Barclays P.L.C.............................................. 11,591,752     51,727,912            0.6%
#     Barclays P.L.C. Sponsored ADR...............................  4,591,659     82,558,029            1.0%
#     BP P.L.C. Sponsored ADR.....................................  5,486,298    239,202,592            2.9%
#     HSBC Holdings P.L.C. Sponsored ADR..........................  1,661,423     91,145,665            1.1%
      Kingfisher P.L.C............................................ 10,285,817     50,118,996            0.6%
*     Lloyds Banking Group P.L.C.................................. 82,680,839     70,236,780            0.9%
      Old Mutual P.L.C............................................ 13,164,620     41,989,733            0.5%
#     Royal Dutch Shell P.L.C. ADR................................  3,323,210    231,926,826            2.8%
      Vodafone Group P.L.C........................................ 34,976,333    106,723,100            1.3%
      Vodafone Group P.L.C. Sponsored ADR.........................  8,116,661    248,288,660            3.1%
      Xstrata P.L.C...............................................  5,211,952     78,431,883            1.0%
      Other Securities............................................               366,277,452            4.5%
                                                                              --------------          ------
TOTAL UNITED KINGDOM..............................................             1,658,627,628           20.3%
                                                                              --------------          ------
TOTAL COMMON STOCKS...............................................             8,062,785,260           98.9%
                                                                              --------------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities............................................                26,234,060            0.3%
                                                                              --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities............................................                 1,722,022            0.0%
                                                                              --------------          ------

                                                                    Shares/
                                                                     Face
                                                                    Amount       Value+
                                                                    -------      ------
                                                                     (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund.............................. 92,826,275  1,074,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $29,728 FNMA, rates ranging
       from 3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $30,383) to be repurchased at $29,787..        $30         29,787            0.0%
                                                                              --------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................             1,074,029,787           13.2%
                                                                              --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,013,442,781).........................................              $9,164,771,129          112.4%
                                                                              ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    3,531,691 $  454,772,633   --    $  458,304,324
  Austria.....................             --     22,620,434   --        22,620,434
  Belgium.....................      3,306,779     93,711,467   --        97,018,246
  Canada......................    798,969,221             --   --       798,969,221
  Denmark.....................             --    108,958,158   --       108,958,158
  Finland.....................      1,353,012     47,205,433   --        48,558,445
  France......................      5,640,035    741,580,167   --       747,220,202
  Germany.....................    101,938,532    573,243,770   --       675,182,302
  Greece......................             --      3,881,280   --         3,881,280
  Hong Kong...................             --    192,544,450   --       192,544,450
  Ireland.....................      5,183,802      8,095,087   --        13,278,889
  Israel......................      2,263,802     29,473,263   --        31,737,065
  Italy.......................     15,633,330     82,727,286   --        98,360,616
  Japan.......................    107,502,998  1,526,303,006   --     1,633,806,004
  Netherlands.................     12,761,638    213,801,374   --       226,563,012
  New Zealand.................             --      6,442,372   --         6,442,372
  Norway......................        277,936     89,656,273   --        89,934,209
  Portugal....................             --      6,134,640   --         6,134,640
  Singapore...................             --    109,000,646   --       109,000,646
  Spain.......................     10,049,849    157,858,273   --       167,908,122
  Sweden......................     11,721,114    268,267,698   --       279,988,812
  Switzerland.................     82,499,635    505,246,548   --       587,746,183
  United Kingdom..............    944,918,493    713,709,135   --     1,658,627,628
Preferred Stocks
  Germany.....................             --     26,234,060   --        26,234,060
Rights/Warrants
  Spain.......................             --      1,722,022   --         1,722,022
Securities Lending Collateral.             --  1,074,029,787   --     1,074,029,787
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,551,867 $7,057,219,262   --    $9,164,771,129
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.9%)
    Carnival Corp........................  2,385,423 $   82,320,948            0.6%
    Comcast Corp. Class A................ 10,008,890    413,367,157            3.2%
    Comcast Corp. Special Class A........  3,843,964    151,029,346            1.2%
#*  General Motors Co....................  2,302,737     71,016,409            0.6%
#   News Corp. Class A...................  2,241,856     69,430,280            0.5%
    Time Warner Cable, Inc...............  1,921,256    180,386,726            1.4%
    Time Warner, Inc.....................  4,853,977    290,170,745            2.3%
    Other Securities.....................               465,752,512            3.6%
                                                     --------------           -----
Total Consumer Discretionary.............             1,723,474,123           13.4%
                                                     --------------           -----
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co............  3,155,848    107,109,481            0.8%
    CVS Caremark Corp....................  6,004,478    349,340,530            2.7%
    Mondelez International, Inc. Class A.  7,330,703    230,550,609            1.8%
    Other Securities.....................               305,954,763            2.4%
                                                     --------------           -----
Total Consumer Staples...................               992,955,383            7.7%
                                                     --------------           -----
Energy -- (19.5%)
    Anadarko Petroleum Corp..............  2,478,744    210,098,341            1.6%
    Apache Corp..........................  1,208,836     89,308,804            0.7%
    Chevron Corp.........................  3,863,466    471,381,487            3.7%
    ConocoPhillips.......................  5,899,107    356,601,018            2.8%
#   Hess Corp............................  1,567,373    113,132,983            0.9%
    Marathon Oil Corp....................  3,447,108    112,617,018            0.9%
    Marathon Petroleum Corp..............  1,791,952    140,417,359            1.1%
    National Oilwell Varco, Inc..........  1,661,481    108,361,791            0.8%
    Occidental Petroleum Corp............  1,349,242    120,433,341            0.9%
    Phillips 66..........................  2,926,797    178,388,277            1.4%
*   Transocean, Ltd......................  1,261,179     64,912,883            0.5%
    Valero Energy Corp...................  2,806,975    113,177,232            0.9%
    Other Securities.....................               525,193,006            4.1%
                                                     --------------           -----
Total Energy.............................             2,604,023,540           20.3%
                                                     --------------           -----
Financials -- (23.1%)
*   American International Group, Inc....  6,622,622    274,309,003            2.1%
#   Bank of America Corp................. 38,925,898    479,177,804            3.7%
#   Bank of New York Mellon Corp. (The)..  3,040,229     85,795,262            0.7%
    Citigroup, Inc....................... 10,372,454    483,978,704            3.8%
#   CME Group, Inc.......................  1,599,345     97,336,137            0.8%
    Goldman Sachs Group, Inc. (The)......    786,395    114,868,718            0.9%
#   JPMorgan Chase & Co..................  3,775,507    185,037,598            1.4%
    Loews Corp...........................  2,050,343     91,588,822            0.7%
    MetLife, Inc.........................  4,759,859    185,586,902            1.4%
    Morgan Stanley.......................  6,429,315    142,409,327            1.1%
    Prudential Financial, Inc............  2,287,609    138,217,336            1.1%
#   SunTrust Banks, Inc..................  2,564,707     75,017,680            0.6%
    Other Securities.....................               721,595,925            5.6%
                                                     --------------           -----
Total Financials.........................             3,074,919,218           23.9%
                                                     --------------           -----
Health Care -- (7.5%)
#   Aetna, Inc...........................  1,693,713     97,286,875            0.8%
    Pfizer, Inc..........................  9,837,358    285,971,997            2.2%
    Thermo Fisher Scientific, Inc........  1,932,026    155,875,858            1.2%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                               Percentage
                                                   Shares        Value+      of Net Assets**
                                                   ------        ------      ---------------
Health Care -- (Continued)
#     WellPoint, Inc.............................  1,824,634 $   133,052,311            1.0%
      Other Securities...........................                326,119,456            2.6%
                                                             ---------------          ------
Total Health Care................................                998,306,497            7.8%
                                                             ---------------          ------
Industrials -- (12.0%)
      CSX Corp...................................  5,517,066     135,664,653            1.1%
#     General Electric Co........................ 19,480,526     434,220,925            3.4%
      Norfolk Southern Corp......................  1,681,939     130,215,717            1.0%
#     Northrop Grumman Corp......................  1,364,645     103,358,212            0.8%
      Union Pacific Corp.........................  2,173,679     321,617,545            2.5%
      Other Securities...........................                478,671,027            3.7%
                                                             ---------------          ------
Total Industrials................................              1,603,748,079           12.5%
                                                             ---------------          ------
Information Technology -- (4.7%)
#     Hewlett-Packard Co.........................  5,006,539     103,134,703            0.8%
*     Yahoo!, Inc................................  4,116,468     101,800,254            0.8%
      Other Securities...........................                425,616,152            3.3%
                                                             ---------------          ------
Total Information Technology.....................                630,551,109            4.9%
                                                             ---------------          ------
Materials -- (3.3%)
#     Freeport-McMoRan Copper & Gold, Inc........  2,348,639      71,469,085            0.6%
      International Paper Co.....................  2,224,458     104,505,037            0.8%
      Other Securities...........................                267,195,954            2.0%
                                                             ---------------          ------
Total Materials..................................                443,170,076            3.4%
                                                             ---------------          ------
Telecommunication Services -- (5.4%)
      AT&T, Inc.................................. 13,051,893     488,923,912            3.8%
#     CenturyLink, Inc...........................  2,353,137      88,407,357            0.7%
*     Sprint Nextel Corp......................... 13,961,200      98,426,460            0.7%
      Other Securities...........................                 44,313,466            0.4%
                                                             ---------------          ------
Total Telecommunication Services.................                720,071,195            5.6%
                                                             ---------------          ------
Utilities -- (0.4%)
      Other Securities...........................                 46,400,297            0.4%
                                                             ---------------          ------
TOTAL COMMON STOCKS..............................             12,837,619,517           99.9%
                                                             ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves. 37,139,776      37,139,776            0.3%
                                                             ---------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund............. 40,224,004     465,391,729            3.6%
                                                             ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,150,048,349)........................              $13,340,151,022          103.8%
                                                             ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,723,474,123           --   --    $ 1,723,474,123
  Consumer Staples............     992,955,383           --   --        992,955,383
  Energy......................   2,604,023,540           --   --      2,604,023,540
  Financials..................   3,074,919,218           --   --      3,074,919,218
  Health Care.................     998,306,497           --   --        998,306,497
  Industrials.................   1,603,748,079           --   --      1,603,748,079
  Information Technology......     630,551,109           --   --        630,551,109
  Materials...................     443,170,076           --   --        443,170,076
  Telecommunication Services..     720,071,195           --   --        720,071,195
  Utilities...................      46,400,297           --   --         46,400,297
Temporary Cash Investments....      37,139,776           --   --         37,139,776
Securities Lending Collateral.              -- $465,391,729   --        465,391,729
                               --------------- ------------   --    ---------------
TOTAL......................... $12,874,759,293 $465,391,729   --    $13,340,151,022
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2013
                                  (Unaudited)

                                                                   Percentage
                                           Shares      Value+    of Net Assets**
                                           ------      ------    ---------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (17.5%)
    Carnival Corp........................   489,649 $ 16,897,787            0.5%
    Comcast Corp. Class A................ 3,446,875  142,355,937            3.7%
    Comcast Corp. Special Class A........ 1,088,341   42,760,918            1.1%
#*  General Motors Co....................   674,707   20,807,964            0.6%
*   Liberty Interactive Corp. Class A....   882,463   18,787,637            0.5%
    News Corp. Class A................... 1,608,989   49,830,389            1.3%
    News Corp. Class B...................   616,492   19,185,231            0.5%
    Time Warner Cable, Inc...............   693,942   65,154,214            1.7%
    Time Warner, Inc..................... 1,534,860   91,753,931            2.4%
    Other Securities.....................            247,918,001            6.3%
                                                    ------------           -----
Total Consumer Discretionary.............            715,452,009           18.6%
                                                    ------------           -----
Consumer Staples -- (7.7%)
    Archer-Daniels-Midland Co............   813,476   27,609,375            0.7%
    CVS Caremark Corp.................... 1,510,745   87,895,144            2.3%
    Kraft Foods Group, Inc...............   607,984   31,305,096            0.8%
    Mondelez International, Inc. Class A. 2,081,099   65,450,564            1.7%
    Other Securities.....................            102,028,494            2.7%
                                                    ------------           -----
Total Consumer Staples...................            314,288,673            8.2%
                                                    ------------           -----
Energy -- (15.1%)
    Anadarko Petroleum Corp..............   845,068   71,627,964            1.9%
    Apache Corp..........................   292,215   21,588,844            0.6%
    Chevron Corp.........................   629,776   76,838,970            2.0%
#   ConocoPhillips....................... 1,766,829  106,804,813            2.8%
#   Hess Corp............................   378,130   27,293,423            0.7%
    Marathon Oil Corp....................   903,937   29,531,622            0.8%
    Marathon Petroleum Corp..............   451,968   35,416,212            0.9%
    National Oilwell Varco, Inc..........   250,948   16,366,829            0.4%
    Phillips 66..........................   883,414   53,844,083            1.4%
    Valero Energy Corp...................   658,099   26,534,552            0.7%
    Other Securities.....................            151,994,322            3.8%
                                                    ------------           -----
Total Energy.............................            617,841,634           16.0%
                                                    ------------           -----
Financials -- (16.4%)
    Bank of America Corp................. 6,406,476   78,863,720            2.1%
    Capital One Financial Corp...........   333,920   19,293,898            0.5%
    Citigroup, Inc....................... 2,115,722   98,719,589            2.6%
    CME Group, Inc.......................   414,385   25,219,471            0.7%
    Goldman Sachs Group, Inc. (The)......   143,685   20,988,068            0.6%
    JPMorgan Chase & Co..................   777,031   38,082,289            1.0%
    MetLife, Inc......................... 1,126,173   43,909,485            1.2%
    Morgan Stanley....................... 1,476,248   32,698,893            0.9%
    Prudential Financial, Inc............   497,625   30,066,503            0.8%
    Other Securities.....................            281,117,491            7.0%
                                                    ------------           -----
Total Financials.........................            668,959,407           17.4%
                                                    ------------           -----
Health Care -- (9.2%)
    Aetna, Inc...........................   503,313   28,910,299            0.8%
    Humana, Inc..........................   236,814   17,550,286            0.5%
    Pfizer, Inc.......................... 5,208,907  151,422,926            3.9%
#   Thermo Fisher Scientific, Inc........   499,520   40,301,274            1.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                              Percentage
                                                   Shares        Value+     of Net Assets**
                                                   ------        ------     ---------------
Health Care -- (Continued)
#     WellPoint, Inc.............................    504,640 $   36,798,349            1.0%
      Other Securities...........................               101,977,501            2.5%
                                                             --------------          ------
Total Health Care................................               376,960,635            9.8%
                                                             --------------          ------
Industrials -- (13.1%)
      CSX Corp...................................  1,242,950     30,564,141            0.8%
      General Electric Co........................  5,021,489    111,928,990            2.9%
      Norfolk Southern Corp......................    545,229     42,211,629            1.1%
      Northrop Grumman Corp......................    337,038     25,527,258            0.7%
      Union Pacific Corp.........................    444,064     65,703,709            1.7%
      Other Securities...........................               260,318,337            6.7%
                                                             --------------          ------
Total Industrials................................               536,254,064           13.9%
                                                             --------------          ------
Information Technology -- (5.3%)
      Corning, Inc...............................  1,298,385     18,826,582            0.5%
      Xerox Corp.................................  1,791,473     15,370,838            0.4%
*     Yahoo!, Inc................................  1,048,770     25,936,082            0.7%
      Other Securities...........................               156,667,736            4.0%
                                                             --------------          ------
Total Information Technology.....................               216,801,238            5.6%
                                                             --------------          ------
Materials -- (3.3%)
      International Paper Co.....................    493,615     23,190,033            0.6%
      Other Securities...........................               112,004,914            2.9%
                                                             --------------          ------
Total Materials..................................               135,194,947            3.5%
                                                             --------------          ------
Other -- (0.0%)
      Other Securities...........................                        54            0.0%
                                                             --------------          ------
Telecommunication Services -- (5.9%)
      AT&T, Inc..................................  4,065,906    152,308,839            4.0%
#     CenturyLink, Inc...........................    536,163     20,143,644            0.5%
*     Sprint Nextel Corp.........................  3,629,981     25,591,366            0.7%
#     Verizon Communications, Inc................    591,335     31,878,870            0.8%
      Other Securities...........................                11,466,508            0.3%
                                                             --------------          ------
Total Telecommunication Services.................               241,389,227            6.3%
                                                             --------------          ------
Utilities -- (0.4%)
      Other Securities...........................                15,540,868            0.4%
                                                             --------------          ------
TOTAL COMMON STOCKS..............................             3,838,682,756           99.7%
                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...........................                        --            0.0%
                                                             --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves. 12,874,625     12,874,625            0.3%
                                                             --------------          ------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   -------
                                                    (000)
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@  DFA Short Term Investment Fund............. 20,323,018    235,137,318            6.1%
                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,804,329,364)........................              $4,086,694,699          106.1%
                                                             ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  715,452,009           --   --    $  715,452,009
  Consumer Staples............    314,288,673           --   --       314,288,673
  Energy......................    617,841,634           --   --       617,841,634
  Financials..................    668,952,831 $      6,576   --       668,959,407
  Health Care.................    376,920,576       40,059   --       376,960,635
  Industrials.................    536,240,178       13,886   --       536,254,064
  Information Technology......    216,801,238           --   --       216,801,238
  Materials...................    135,194,947           --   --       135,194,947
  Other.......................             --           54   --                54
  Telecommunication Services..    241,389,227           --   --       241,389,227
  Utilities...................     15,540,868           --   --        15,540,868
Rights/Warrants...............             --           --   --                --
Temporary Cash Investments....     12,874,625           --   --        12,874,625
Securities Lending Collateral.             --  235,137,318   --       235,137,318
                               -------------- ------------   --    --------------
TOTAL......................... $3,851,496,806 $235,197,893   --    $4,086,694,699
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                             The DFA      The U.S.   The Tax-Managed
                                                                          International  Large Cap   U.S. Marketwide
                                                                          Value Series* Value Series  Value Series*
                                                                          ------------- ------------ ---------------
ASSETS:
Investments at Value (including $1,079,372, $460,504 and $237,638 of
 securities on loan, respectively of securities on loan).................  $8,090,741   $12,837,620    $3,838,683
Temporary Cash Investments at Value & Cost...............................          --        37,140        12,875
Collateral Received from Securities on Loan at Value & Cost..............          30            --            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,074,000       465,392       235,137
Foreign Currencies at Value..............................................      17,594            --            --
Cash.....................................................................       5,476            --            --
Receivables:
  Investment Securities Sold.............................................       7,780        39,390            25
  Dividends, Interest and Tax Reclaims...................................      34,835        10,844         3,507
  Securities Lending Income..............................................       3,404           170            63
Unrealized Gain on Foreign Currency Contracts............................           3            --            --
Prepaid Expenses and Other Assets........................................          11            20             4
                                                                           ----------   -----------    ----------
     Total Assets........................................................   9,233,874    13,390,576     4,090,294
                                                                           ----------   -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,074,030       465,392       235,137
  Investment Securities Purchased........................................       2,569        65,772         2,288
  Due to Advisor.........................................................       1,281         1,036           624
Accrued Expenses and Other Liabilities...................................         508           511           142
     Total Liabilities...................................................   1,078,388       532,711       238,191
                                                                           ----------   -----------    ----------
NET ASSETS...............................................................  $8,155,486   $12,857,865    $3,852,103
                                                                           ==========   ===========    ==========
Investments at Cost......................................................  $6,939,413   $ 8,647,517    $2,556,317
                                                                           ==========   ===========    ==========
Foreign Currencies at Cost...............................................  $   17,474   $        --    $       --
                                                                           ==========   ===========    ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                      The DFA      The U.S.   The Tax-Managed
                                                                   International  Large Cap   U.S. Marketwide
                                                                   Value Series  Value Series  Value Series
                                                                   ------------- ------------ ---------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $8,987, $0 and $0,
   respectively)..................................................   $121,813     $  122,006     $ 37,943
  Interest........................................................          4             27            7
  Income from Securities Lending..................................      6,433          1,009          345
                                                                     --------     ----------     --------
     Total Investment Income......................................    128,250        123,042       38,295
                                                                     --------     ----------     --------
Expenses
  Investment Advisory Services Fees...............................      7,612          5,788        3,546
  Accounting & Transfer Agent Fees................................        316            464          148
  Custodian Fees..................................................        596             56           23
  Shareholders' Reports...........................................         15             22            5
  Directors'/Trustees' Fees & Expenses............................         32             46           14
  Professional Fees...............................................        108            181           49
  Other...........................................................         51             41           14
                                                                     --------     ----------     --------
     Total Expenses...............................................      8,730          6,598        3,799
                                                                     --------     ----------     --------
  Fees Paid Indirectly............................................        (10)            --           --
                                                                     --------     ----------     --------
  Net Expenses....................................................      8,720          6,598        3,799
                                                                     --------     ----------     --------
  Net Investment Income (Loss)....................................    119,530        116,444       34,496
                                                                     --------     ----------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................    125,856        469,207       18,424
    Foreign Currency Transactions*................................     (1,511)            --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................    751,722      1,375,405      548,227
    Translation of Foreign Currency Denominated Amounts...........         80             --           --
                                                                     --------     ----------     --------
  Net Realized and Unrealized Gain (Loss).........................    876,147      1,844,612      566,651
                                                                     --------     ----------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations...   $995,677     $1,961,056     $601,147
                                                                     ========     ==========     ========

----------
* Net of foreign capital gain taxes withheld of $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                            The DFA International     The U.S. Large Cap      The Tax-Managed U.S.
                                                Value Series             Value Series        Marketwide Value Series
                                           ----------------------  ------------------------  ----------------------
                                           Six Months     Year     Six Months       Year     Six Months     Year
                                              Ended      Ended        Ended        Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                              2013        2012        2013          2012        2013        2012
                                           ----------- ----------  -----------  -----------  ----------- ----------
                                           (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $  119,530  $  260,321  $   116,444  $   212,847  $   34,496  $   61,545
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    125,856     133,256      469,207      408,690      18,424      64,448
    Foreign Currency Transactions*........     (1,511)     (1,249)          --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    751,722    (157,327)   1,375,405    1,049,282     548,227     400,114
    Translation of Foreign Currency
     Denominated Amounts..................         80        (266)          --           --          --          --
                                           ----------  ----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    995,677     234,735    1,961,056    1,670,819     601,147     526,107
                                           ----------  ----------  -----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    277,763     699,069      577,674      505,769      61,448      96,522
  Withdrawals.............................   (356,203)   (651,462)    (270,017)    (922,543)   (116,968)   (217,478)
                                           ----------  ----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    (78,440)     47,607      307,657     (416,774)    (55,520)   (120,956)
                                           ----------  ----------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    917,237     282,342    2,268,713    1,254,045     545,627     405,151
Net Assets
  Beginning of Period.....................  7,238,249   6,955,907   10,589,152    9,335,107   3,306,476   2,901,325
  End of Period........................... $8,155,486  $7,238,249  $12,857,865  $10,589,152  $3,852,103  $3,306,476
                                           ==========  ==========  ===========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $3, $0, $0, $0, $0 and, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                          --------------------------
                                                                           Six Months       Year
                                                                              Ended        Ended
                                                                            April 30,     Oct. 31,
                                                                              2013          2012
-----------------------------------------------------------------------------------------------------
                                                                           (Unaudited)
Total Return.............................................................      14.00%(C)       3.17%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $8,155,486     $7,238,249
Ratio of Expenses to Average Net Assets..................................       0.23%(B)       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.23%(B)       0.24%
Ratio of Net Investment Income to Average Net Assets.....................       3.16%(B)       3.75%
Portfolio Turnover Rate..................................................          7%(C)         14%
-----------------------------------------------------------------------------------------------------

                                                                             The DFA International Value Series+
                                                                          ----------------------------------------------------------
                                                                              Year        Year        Year
                                                                             Ended       Ended       Ended          Period
                                                                            Oct. 31,    Oct. 31,    Oct. 31,     Dec. 1, 2007
                                                                              2011        2010        2009     to Oct. 31, 2008
----------------------------------------------------------------------------------------------------------------------------------

Total Return.............................................................      (8.04)%      11.13%      35.41%        (47.87)%(C)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $6,955,907   $6,919,633  $6,191,964     $4,700,337
Ratio of Expenses to Average Net Assets..................................       0.23%        0.24%       0.24%          0.23%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.23%        0.24%       0.24%          0.23%(B)
Ratio of Net Investment Income to Average Net Assets.....................       3.47%        2.55%       3.22%          4.15%(B)
Portfolio Turnover Rate..................................................          9%          20%         18%            16%(C)
----------------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             Year
                                                                            Ended
                                                                           Nov. 30,
                                                                             2007
-------------------------------------------------------------------------------------

Total Return.............................................................      17.32%
-------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $9,638,721
Ratio of Expenses to Average Net Assets..................................       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.23%
Ratio of Net Investment Income to Average Net Assets.....................       3.04%
Portfolio Turnover Rate..................................................         16%
-------------------------------------------------------------------------------------

                                                                                      The U.S. Large Cap Value Series+
                                                      ----------------------------------------------------------------
                                                        Six Months        Year        Year        Year        Year
                                                           Ended         Ended       Ended       Ended       Ended
                                                         April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                           2013           2012        2011        2010        2009
-----------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)
Total Return.........................................       18.48%(C)       18.31%       5.69%      19.96%      11.90%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $12,857,865     $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets..............        0.11%(B)        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.        2.03%(B)        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate..............................           9%(C)          10%         14%         28%         29%
-----------------------------------------------------------------------------------------------------------------------

                                                      -------------------------------
                                                                             Year
                                                           Period           Ended
                                                        Dec. 1, 2007       Nov. 30,
                                                      to Oct. 31, 2008       2007
--------------------------------------------------------------------------------------

Total Return.........................................        (36.53)%(C)       (0.32)%
--------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................    $6,739,363      $10,159,322
Ratio of Expenses to Average Net Assets..............          0.11%(B)         0.11%
Ratio of Net Investment Income to Average Net Assets.          1.97%(B)         1.44%
Portfolio Turnover Rate..............................            19%(C)            9%
--------------------------------------------------------------------------------------


                                                      --------------
                                                       Six Months
                                                          Ended
                                                        April 30,
                                                          2013
---------------------------------------------------------------------
                                                       (Unaudited)
Total Return.........................................      18.46%(C)
---------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $3,852,103
Ratio of Expenses to Average Net Assets..............       0.22%(B)
Ratio of Net Investment Income to Average Net Assets.       1.96%(B)
Portfolio Turnover Rate..............................          2%(C)
---------------------------------------------------------------------

                                                                The Tax-Managed U.S. Marketwide Value Series
                                                      ------------------------------------------------------------------------------
                                                         Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended          Period
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Dec. 1, 2007
                                                         2012        2011        2010        2009     to Oct. 31, 2008
-------------------------------------------------------------------------------------------------------------------------

Total Return.........................................      18.47%       6.33%      20.38%      12.76%        (37.44)%(C)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $3,306,476  $2,901,325  $2,670,673  $2,289,927     $2,190,724
Ratio of Expenses to Average Net Assets..............       0.22%       0.22%       0.22%       0.23%          0.22%(B)
Ratio of Net Investment Income to Average Net Assets.       1.99%       1.61%       1.40%       2.23%          2.09%(B)
Portfolio Turnover Rate..............................         10%         20%         25%         28%            40%(C)
-------------------------------------------------------------------------------------------------------------------------

                                                      -----------
                                                         Year
                                                        Ended
                                                       Nov. 30,
                                                         2007
-----------------------------------------------------------------

Total Return.........................................       0.67%
-----------------------------------------------------------------
Net Assets, End of Period (thousands)................ $3,858,580
Ratio of Expenses to Average Net Assets..............       0.22%
Ratio of Net Investment Income to Average Net Assets.       1.61%
Portfolio Turnover Rate..............................         21%
-----------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on
November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective Series is a result of the treatment of a partnership for book purposes. Each Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-ended investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the International Series' books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10% and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amount in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $10

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2013, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               The DFA International Value Series........... $213
               The U.S. Large Cap Value Series..............  278
               The Tax-Managed U.S. Marketwide Value Series.   84

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases    Sales
                                                    ---------- ----------
      The DFA International Value Series........... $  581,405 $  544,320
      The U.S. Large Cap Value Series..............  1,428,361  1,029,781
      The Tax-Managed U.S. Marketwide Value Series.     56,449     80,142

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                        Net
                                                                                     Unrealized
                                               Federal    Unrealized   Unrealized   Appreciation
                                               Tax Cost  Appreciation Depreciation (Depreciation)
                                              ---------- ------------ ------------ --------------
The DFA International Value Series........... $8,018,298  $1,779,021   $(632,548)    $1,146,473
The U.S. Large Cap Value Series..............  9,150,245   4,325,142    (135,235)     4,189,907
The Tax-Managed U.S. Marketwide Value Series.  2,805,286   1,383,961    (102,552)     1,281,409

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Series under this line of credit during the period ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.92%        $7,286         12         $2        $19,170
The DFA International Value Series....     0.94%         6,138         27          4         20,182
The Tax-Managed U.S. Marketwide Value
  Series..............................     0.92%         1,895         11          1          4,797

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2013.

I. Securities Lending:

   As of April 30, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                           Market
                                                           Value
                                                           -------
             The DFA International Value Series........... $58,525
             The U.S. Large Cap Value Series..............   4,855
             The Tax-Managed U.S. Marketwide Value Series.   6,650

   Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Series had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

N. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements for each series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For the DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043013-008S

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2013 (Unaudited)

Dimensional Investment Group Inc.
DFA International Value Portfolio IV
Emerging Markets Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2013

Dear Fellow Shareholder,

Working to understand the needs of clients has always been among our most important objectives at Dimensional. We believe that our ability to provide investment solutions has helped Dimensional become a trusted partner and resource for our clients. We've worked hard to build trust and have earned many long-standing client relationships. This demonstrates our commitment to client service, the stability of our organization, the breadth of our strategies, and the consistency of our investment approach. We believe that focusing on helping clients pursue their investment goals will benefit our clients as well as Dimensional.

Sincerely,

/s/

David G. Booth
CHAIRMAN AND CO-CHIEF EXECUTIVE OFFICER

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                               Page
                                                               ----
             Letter to Shareholders
             Definitions of Abbreviations and Footnotes.......   1
             Dimensional Investment Group Inc.
                Disclosure of Fund Expenses...................   2
                Disclosure of Portfolio Holdings..............   4
                Schedules of Investments......................
                    DFA International Value Portfolio IV......   5
                    Emerging Markets Portfolio II.............   5
                Statements of Assets and Liabilities..........   6
                Statements of Operations......................   7
                Statements of Changes in Net Assets...........   8
                Financial Highlights..........................   9
                Notes to Financial Statements.................  10
             The DFA Investment Trust Company
                Disclosure of Fund Expenses...................  15
                Disclosure of Portfolio Holdings..............  16
                Summary Schedules of Portfolio Holdings.......
                    The DFA International Value Series........  17
                    The Emerging Markets Series...............  21
                Statements of Assets and Liabilities..........  25
                Statements of Operations......................  26
                Statements of Changes in Net Assets...........  27
                Financial Highlights..........................  28
                Notes to Financial Statements.................  29
             Voting Proxies on Fund Portfolio Securities......  35
             Board Approval of Investment Advisory Agreements.  36

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Annualized
(C)     Non-Annualized
(D)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
RIC     Registered Investment Company
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2013
EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/12  04/30/13    RATIO*   PERIOD*
                                        --------- --------- ---------- --------

DFA INTERNATIONAL VALUE PORTFOLIO IV**
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,139.50    0.29%    $1.54
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.36    0.29%    $1.45

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/12  04/30/13    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
    EMERGING MARKETS PORTFOLIO II**
    -------------------------------
    Actual Fund Return.............. $1,000.00 $1,061.60    0.38%    $1.94
    Hypothetical 5% Annual Return... $1,000.00 $1,022.91    0.38%    $1.91

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                            AFFILIATED INVESTMENT COMPANY
                                            -----------------------------
      DFA International Value Portfolio IV.             100.0%
      Emerging Markets Portfolio II........             100.0%

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2013
                                  (UNAUDITED)

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $255,646,123
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $215,848,829)............................... $255,646,123
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Emerging Markets Series of
        The DFA Investment Trust Company..................... $120,968,302
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $41,673,492)................................ $120,968,302
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                DFA International  Emerging Markets
                                                                                Value Portfolio IV   Portfolio II
                                                                                ------------------ ----------------
ASSETS:
Investment in Affiliated Investment Company at Value...........................    $    255,646      $    120,968
                                                                                   ------------      ------------
     Total Assets..............................................................         255,646           120,968
                                                                                   ------------      ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.........................................................             160               112
  Due to Advisor...............................................................               7                15
Accrued Expenses and Other Liabilities.........................................              21                19
                                                                                   ------------      ------------
     Total Liabilities.........................................................             188               146
                                                                                   ------------      ------------
NET ASSETS.....................................................................    $    255,458      $    120,822
                                                                                   ============      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................      18,747,496         4,561,571
                                                                                   ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......................    $      13.63      $      26.49
                                                                                   ============      ============
Investment in Affiliated Investment Company at Cost............................    $    215,849      $     41,673
                                                                                   ============      ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................    $    252,642      $     99,792
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................           2,751               699
Accumulated Net Realized Gain (Loss)...........................................         (39,758)          (58,964)
Net Unrealized Foreign Exchange Gain (Loss)....................................              26                --
Net Unrealized Appreciation (Depreciation).....................................          39,797            79,295
                                                                                   ------------      ------------
NET ASSETS.....................................................................    $    255,458      $    120,822
                                                                                   ============      ============
(1) NUMBER OF SHARES AUTHORIZED................................................     300,000,000       300,000,000
                                                                                   ============      ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                             DFA INTERNATIONAL  EMERGING MARKETS
                                                                            VALUE PORTFOLIO IV*  PORTFOLIO II*
                                                                            ------------------- ----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $287 and $139, respectively).       $ 3,936            $1,000
  Income from Securities Lending...........................................           207                74
  Expenses Allocated from Affiliated Investment Company....................          (285)             (103)
                                                                                  -------            ------
     Total Investment Income...............................................         3,858               971
                                                                                  -------            ------
EXPENSES
  Administrative Services Fees.............................................            40                89
  Accounting & Transfer Agent Fees.........................................             7                 7
  Filing Fees..............................................................            20                19
  Shareholders' Reports....................................................             4                 2
  Directors'/Trustees' Fees & Expenses.....................................             1                 1
  Audit Fees...............................................................             1                 1
  Legal Fees...............................................................             3                 1
  Other....................................................................             1                 1
                                                                                  -------            ------
     Total Expenses........................................................            77               121
                                                                                  -------            ------
  NET INVESTMENT INCOME (LOSS).............................................         3,781               850
                                                                                  -------            ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................         4,702             1,744
    Foreign Currency Transactions..........................................           (49)                1
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................        24,193             4,420
    Translation of Foreign Currency Denominated Amounts....................             2                (1)
                                                                                  -------            ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..................................        28,848             6,164
                                                                                  -------            ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............       $32,629            $7,014
                                                                                  =======            ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA International Value   Emerging Markets
                                                                     Portfolio IV            Portfolio II
                                                                 ----------------------  --------------------
                                                                 Six Months     Year     Six Months    Year
                                                                    Ended      Ended        Ended     Ended
                                                                  April 30,   Oct. 31,    April 30,  Oct. 31,
                                                                    2013        2012        2013       2012
                                                                 -----------  --------   ----------- --------
                                                                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................  $  3,781    $ 10,952    $    850   $  2,829
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     4,702      17,841       1,744      2,877
    Foreign Currency Transactions...............................       (49)        (53)          1        (28)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    24,193     (21,176)      4,420     (1,136)
    Translation of Foreign Currency Denominated Amounts.........         2          (7)         (1)         2
                                                                  --------    --------    --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    32,629       7,557       7,014      4,544
                                                                  --------    --------    --------   --------
Distributions From:
  Net Investment Income.........................................   (10,308)    (12,847)     (2,485)    (3,260)
                                                                  --------    --------    --------   --------
     Total Distributions........................................   (10,308)    (12,847)     (2,485)    (3,260)
                                                                  --------    --------    --------   --------
Capital Share Transactions (1):
  Shares Issued.................................................    12,685      24,063      10,104     14,540
  Shares Issued in Lieu of Cash Distributions...................    10,308      12,847       2,485      3,260
  Shares Redeemed...............................................   (42,819)    (87,131)    (10,942)   (30,445)
                                                                  --------    --------    --------   --------
     Net Increase (Decrease) from Capital Share Transactions....   (19,826)    (50,221)      1,647    (12,645)
                                                                  --------    --------    --------   --------
     Total Increase (Decrease) in Net Assets....................     2,495     (55,511)      6,176    (11,361)
Net Assets
  Beginning of Period...........................................   252,963     308,474     114,646    126,007
                                                                  --------    --------    --------   --------
  End of Period.................................................  $255,458    $252,963    $120,822   $114,646
                                                                  ========    ========    ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................       977       1,950         385        577
  Shares Issued in Lieu of Cash Distributions...................       833       1,151          95        143
  Shares Redeemed...............................................    (3,332)     (7,170)       (416)    (1,234)
                                                                  --------    --------    --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed....    (1,522)     (4,069)         64       (514)
                                                                  ========    ========    ========   ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................  $  2,751    $  9,278    $    699   $  2,334

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    DFA International Value Portfolio IV
                               -----------------------------------------------------------------------------  -------------
                                                                                         Period
                               Six Months      Year       Year      Year      Year      Dec. 1,       Year    Six Months
                                  Ended       Ended      Ended     Ended     Ended      2007 to      Ended       Ended
                                April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,    Nov. 30,   April 30,
                                  2013         2012       2011      2010      2009        2008        2007       2013
----------------------------------------------------------------------------------------------------------------------------
                               (Unaudited)                                                                    (Unaudited)
Net Asset Value, Beginning of
 Period.......................  $  12.48     $  12.67  $  14.14   $  13.09  $  10.46  $  21.23      $  18.85   $  25.49
                                --------     --------  --------   --------  --------  --------      --------   --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................      0.20         0.45      0.49       0.33      0.34      0.62          0.63       0.19
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................      1.49        (0.11)    (1.61)      1.09      3.05    (10.29)         2.53       1.37
                                --------     --------  --------   --------  --------  --------      --------   --------
   Total from Investment
    Operations................      1.69         0.34     (1.12)      1.42      3.39     (9.67)         3.16       1.56
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......     (0.54)       (0.53)    (0.35)     (0.37)    (0.76)    (0.64)        (0.48)     (0.56)
  Net Realized Gains..........        --           --        --         --        --     (0.46)        (0.30)        --
                                --------     --------  --------   --------  --------  --------      --------   --------
   Total Distributions........     (0.54)       (0.53)    (0.35)     (0.37)    (0.76)    (1.10)        (0.78)     (0.56)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................  $  13.63     $  12.48  $  12.67   $  14.14  $  13.09  $  10.46      $  21.23   $  26.49
============================== ===========   ========  ========   ========  ========  ========      ========  ===========
Total Return..................     13.95%(C)     3.20%    (8.13)%    11.12%    35.27%   (47.88)%(C)    17.32%      6.16%(C)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $255,458     $252,963  $308,474   $353,536  $349,042  $303,822      $729,621   $120,822
Ratio of Expenses to Average
 Net Assets (D)...............      0.29%(B)     0.28%     0.28%      0.28%     0.30%     0.26%(B)      0.25%      0.38%(B)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery
 of Previously
 Waived Fees) (D).............      0.29%(B)     0.28%     0.28%      0.28%     0.30%     0.26%(B)      0.25%      0.38%(B)
Ratio of Net Investment
 Income to Average Net
 Assets.......................      3.07%(B)     3.76%     3.45%      2.52%     3.28%     3.93%(B)      3.07%      1.45%(B)
----------------------------------------------------------------------------------------------------------------------------

                                          Emerging Markets Portfolio II
                               ----------------------------------------------------------------
                                                                           Period
                                 Year       Year      Year      Year      Dec. 1,       Year
                                Ended      Ended     Ended     Ended      2007 to      Ended
                               Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,    Nov. 30,
                                 2012       2011      2010      2009        2008        2007
-----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $  25.14  $  27.53   $  22.13  $  15.24  $  30.01      $  21.50
                               --------  --------   --------  --------  --------      --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................     0.58      0.63       0.48      0.41      0.68          0.53
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................     0.44     (2.42)      5.37      7.29    (14.92)         8.42
                               --------  --------   --------  --------  --------      --------
   Total from Investment
    Operations................     1.02     (1.79)      5.85      7.70    (14.24)         8.95
-----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......    (0.67)    (0.60)     (0.45)    (0.81)    (0.31)        (0.44)
  Net Realized Gains..........       --        --         --        --     (0.22)           --
                               --------  --------   --------  --------  --------      --------
   Total Distributions........    (0.67)    (0.60)     (0.45)    (0.81)    (0.53)        (0.44)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $  25.49  $  25.14   $  27.53  $  22.13  $  15.24      $  30.01
============================== ========  ========   ========  ========  ========      ========
Total Return..................     4.37%    (6.68)%    26.80%    53.72%   (48.27)%(C)    42.40%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $114,646  $126,007   $156,091  $142,206  $112,592      $310,627
Ratio of Expenses to Average
 Net Assets (D)...............     0.38%     0.39%      0.37%     0.39%     0.35%(B)      0.39%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumptions of
 Expenses and/or Recovery
 of Previously
 Waived Fees) (D).............     0.38%     0.39%      0.37%     0.39%     0.35%(B)      0.43%
Ratio of Net Investment
 Income to Average Net
 Assets.......................     2.33%     2.28%      2.00%     2.42%     2.82%(B)      2.13%
-----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At April 30, 2013, DFA International Value Portfolio IV and Emerging Markets Portfolio II owned 3% and 4% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. For the six months ended April 30, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fees on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2013, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   DFA International Value Portfolio IV. $12
                   Emerging Markets Portfolio II........   5

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to net foreign currency gains/losses and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                               INCREASE       INCREASE
                                              (DECREASE)     (DECREASE)
                                            UNDISTRIBUTED   ACCUMULATED
                                            NET INVESTMENT  NET REALIZED
                                                INCOME     GAINS (LOSSES)
                                            -------------- --------------
      DFA International Value Portfolio IV.      $(18)          $18
      Emerging Markets Portfolio II........       (24)           24

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2011 and October 31, 2012, were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                         -------------- ------------- -------
   DFA International Value Portfolio IV
   2011.................................    $ 8,815          --       $ 8,815
   2012.................................     12,847          --        12,847
   Emerging Markets Portfolio II
   2011.................................      3,370          --         3,370
   2012.................................      3,260          --         3,260

   At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                                TOTAL NET
                                      NET INVESTMENT                             DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS   (LOSSES)
                                      -------------- ------------- ------------- -------------
DFA International Value Portfolio IV.     $9,422          --         $(44,366)     $(34,944)
Emerging Markets Portfolio II........      2,340          --          (60,688)      (58,348)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, DFA International Value Portfolio IV and Emerging Markets Portfolio II had capital loss carryforwards of $44,366 and $60,688 (in thousands), respectively, available to offset future realized capital gains through October 31, 2016. During the year ended October 31, 2012, DFA International Value Portfolio IV and Emerging Markets Portfolio II utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $17,839 and $2,900 (in thousands), respectively.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                      Federal   Unrealized   Unrealized   Appreciation
                                      Tax Cost Appreciation Depreciation (Depreciation)
                                      -------- ------------ ------------ --------------
DFA International Value Portfolio IV. $216,023   $39,668        $(45)       $39,623
Emerging Markets Portfolio II........   41,694    79,295         (21)        79,274

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Portfolios under this line of credit during the period ended April 30, 2013.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2013.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Portfolios had no in-kind redemptions.

I. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

   At April 30, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           Approximate
                                                            Percentage
                                              Number of   of Outstanding
                                             Shareholders     Shares
                                             ------------ --------------
       DFA International Value Portfolio IV.      1            100%
       Emerging Markets Portfolio II........      2            100%

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED APRIL 30, 2013
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      11/01/12  04/30/13    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,140.00    0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65    0.23%    $1.15

  THE EMERGING MARKETS SERIES
  ---------------------------
  Actual Fund Return................. $1,000.00 $1,062.60    0.18%    $0.92
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.90    0.18%    $0.90

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................   9.8%
Consumer Staples.............................   5.6%
Energy.......................................  12.0%
Financials...................................  36.3%
Health Care..................................   1.2%
Industrials..................................   9.9%
Information Technology.......................   3.5%
Materials....................................  11.3%
Other........................................    --
Telecommunication Services...................   7.6%
Utilities....................................   2.8%
                                              -----
                                              100.0%

                          THE EMERGING MARKETS SERIES
              Consumer Discretionary.......................   8.2%
              Consumer Staples.............................   9.7%
              Energy.......................................  11.3%
              Financials...................................  26.5%
              Health Care..................................   1.4%
              Industrials..................................   7.3%
              Information Technology.......................  14.0%
              Materials....................................  11.2%
              Other........................................    --
              Telecommunication Services...................   7.0%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2013
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                        SHARES        VALUE++        OF NET ASSETS**
                                        ------        -------        ---------------
COMMON STOCKS -- (88.0%)
AUSTRALIA -- (5.0%)
    Suncorp Group, Ltd...............   3,736,013 $    50,317,710               0.6%
    Wesfarmers, Ltd..................   2,584,670     116,279,925               1.4%
    Other Securities.................                 291,706,689               3.6%
                                                  ---------------       ------------
TOTAL AUSTRALIA......................                 458,304,324               5.6%
                                                  ---------------       ------------
AUSTRIA -- (0.2%)
    Other Securities.................                  22,620,434               0.3%
                                                  ---------------       ------------
BELGIUM -- (1.1%)
    Other Securities.................                  97,018,246               1.2%
                                                  ---------------       ------------
CANADA -- (8.7%)
    Canadian Natural Resources, Ltd..   1,849,320      54,243,293               0.7%
    Goldcorp, Inc....................   1,686,234      49,911,656               0.6%
#   Manulife Financial Corp..........   4,587,163      67,797,764               0.8%
#   Sun Life Financial, Inc..........   1,565,269      44,155,983               0.6%
    Suncor Energy, Inc...............   3,750,370     116,928,008               1.4%
#   Thomson Reuters Corp.............   1,832,184      61,378,937               0.8%
    Other Securities.................                 404,553,580               4.9%
                                                  ---------------       ------------
TOTAL CANADA.........................                 798,969,221               9.8%
                                                  ---------------       ------------
DENMARK -- (1.2%)
    Other Securities.................                 108,958,158               1.3%
                                                  ---------------       ------------
FINLAND -- (0.5%)
    Other Securities.................                  48,558,445               0.6%
                                                  ---------------       ------------
FRANCE -- (8.2%)
#   AXA SA...........................   4,004,754      74,995,536               0.9%
    BNP Paribas SA...................   1,973,903     110,060,678               1.4%
    Cie de St-Gobain.................   1,039,077      41,613,919               0.5%
    France Telecom SA................   3,875,091      41,383,566               0.5%
#   GDF Suez.........................   3,247,971      69,637,459               0.9%
*   Societe Generale SA..............   1,823,515      66,242,789               0.8%
    Vivendi SA.......................   3,686,124      83,497,667               1.0%
    Other Securities.................                 259,788,588               3.2%
                                                  ---------------       ------------
TOTAL FRANCE.........................                 747,220,202               9.2%
                                                  ---------------       ------------
GERMANY -- (7.4%)
#   Allianz SE.......................     517,629      76,567,951               0.9%
#   Allianz SE ADR...................   2,811,910      41,475,672               0.5%
    Bayerische Motoren Werke AG......     663,299      61,335,322               0.8%
    Daimler AG.......................   2,088,586     115,801,750               1.4%
    Deutsche Bank AG.................   1,538,807      70,835,958               0.9%
#   E.ON SE..........................   3,592,972      65,250,322               0.8%
#   Muenchener Rueckversicherungs AG.     395,244      79,169,861               1.0%
    Other Securities.................                 164,745,466               2.0%
                                                  ---------------       ------------
TOTAL GERMANY........................                 675,182,302               8.3%
                                                  ---------------       ------------
GREECE -- (0.0%)
    Other Securities.................                   3,881,280               0.0%
                                                  ---------------       ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                               SHARES           VALUE++        OF NET ASSETS**
                                               ------           -------        ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................   5,818,000    $    63,182,649               0.8%
    Other Securities........................                    129,361,801               1.6%
                                                            ---------------       ------------
TOTAL HONG KONG.............................                    192,544,450               2.4%
                                                            ---------------       ------------
IRELAND -- (0.1%)
    Other Securities........................                     13,278,889               0.2%
                                                            ---------------       ------------
ISRAEL -- (0.3%)
    Other Securities........................                     31,737,065               0.4%
                                                            ---------------       ------------
ITALY -- (1.1%)
*   UniCredit SpA...........................   8,189,815         42,805,198               0.5%
    Other Securities........................                     55,555,418               0.7%
                                                            ---------------       ------------
TOTAL ITALY.................................                     98,360,616               1.2%
                                                            ---------------       ------------
JAPAN -- (17.8%)
    Mitsubishi Corp.........................   3,047,600         54,863,679               0.7%
    Mitsubishi Heavy Industries, Ltd........   7,405,000         51,065,254               0.6%
    Mitsubishi UFJ Financial Group, Inc.....  22,830,706        154,902,674               1.9%
    Mitsui & Co., Ltd.......................   3,522,000         48,521,389               0.6%
    Nomura Holdings, Inc....................   7,769,100         63,494,551               0.8%
    Other Securities........................                  1,260,958,457              15.4%
                                                            ---------------       ------------
TOTAL JAPAN.................................                  1,633,806,004              20.0%
                                                            ---------------       ------------
NETHERLANDS -- (2.5%)
*   ING Groep NV............................   5,697,333         46,933,717               0.6%
    Koninklijke Philips Electronics NV......   1,957,968         54,192,709               0.7%
    Other Securities........................                    125,436,586               1.5%
                                                            ---------------       ------------
TOTAL NETHERLANDS...........................                    226,563,012               2.8%
                                                            ---------------       ------------
NEW ZEALAND -- (0.1%)
    Other Securities........................                      6,442,372               0.1%
                                                            ---------------       ------------
NORWAY -- (1.0%)
    Other Securities........................                     89,934,209               1.1%
                                                            ---------------       ------------
PORTUGAL -- (0.1%)
    Other Securities........................                      6,134,640               0.1%
                                                            ---------------       ------------
SINGAPORE -- (1.2%)
    Other Securities........................                    109,000,646               1.3%
                                                            ---------------       ------------
SPAIN -- (1.8%)
    Banco Santander SA......................   8,322,004         60,097,740               0.8%
    Other Securities........................                    107,810,382               1.3%
                                                            ---------------       ------------
TOTAL SPAIN.................................                    167,908,122               2.1%
                                                            ---------------       ------------
SWEDEN -- (3.1%)
    Nordea Bank AB..........................   5,366,449         64,574,595               0.8%
#   Telefonaktiebolaget LM Ericsson Class B.   4,713,081         58,613,629               0.7%
    Other Securities........................                    156,800,588               1.9%
                                                            ---------------       ------------
TOTAL SWEDEN................................                    279,988,812               3.4%
                                                            ---------------       ------------

SWITZERLAND -- (6.4%)
    Credit Suisse Group AG..................   1,685,212         46,800,075               0.6%
    Holcim, Ltd.............................     887,877         69,258,838               0.8%
    Swiss Re AG.............................   1,108,107         88,184,915               1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                       SHARES            VALUE++     OF NET ASSETS**
                                                                       ------            -------     ---------------
SWITZERLAND -- (Continued)
      UBS AG........................................................    5,895,747    $   105,170,761            1.3%
      Zurich Insurance Group AG.....................................      236,698         66,143,271            0.8%
      Other Securities..............................................                     212,188,323            2.6%
                                                                                     ---------------    ------------
TOTAL SWITZERLAND...................................................                     587,746,183            7.2%
                                                                                     ---------------    ------------

UNITED KINGDOM -- (18.1%)
      Barclays P.L.C................................................   11,591,752         51,727,912            0.6%
#     Barclays P.L.C. Sponsored ADR.................................    4,591,659         82,558,029            1.0%
#     BP P.L.C. Sponsored ADR.......................................    5,486,298        239,202,592            2.9%
#     HSBC Holdings P.L.C. Sponsored ADR............................    1,661,423         91,145,665            1.1%
      Kingfisher P.L.C..............................................   10,285,817         50,118,996            0.6%
*     Lloyds Banking Group P.L.C....................................   82,680,839         70,236,780            0.9%
      Old Mutual P.L.C..............................................   13,164,620         41,989,733            0.5%
#     Royal Dutch Shell P.L.C. ADR..................................    3,323,210        231,926,826            2.8%
      Vodafone Group P.L.C..........................................   34,976,333        106,723,100            1.3%
      Vodafone Group P.L.C. Sponsored ADR...........................    8,116,661        248,288,660            3.1%
      Xstrata P.L.C.................................................    5,211,952         78,431,883            1.0%
      Other Securities..............................................                     366,277,452            4.5%
                                                                                     ---------------    ------------
TOTAL UNITED KINGDOM................................................                   1,658,627,628           20.3%
                                                                                     ---------------    ------------
TOTAL COMMON STOCKS.................................................                   8,062,785,260           98.9%
                                                                                     ---------------    ------------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities..............................................                      26,234,060            0.3%
                                                                                     ---------------    ------------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..............................................                       1,722,022            0.0%
                                                                                     ---------------    ------------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT            VALUE+
                                                                       -------           ------             -
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................   92,826,275      1,074,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $29,728 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $30,383) to be repurchased at $29,787.... $         30             29,787            0.0%
                                                                                     ---------------    ------------
TOTAL SECURITIES LENDING COLLATERAL.................................                   1,074,029,787           13.2%
                                                                                     ---------------    ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,013,442,781)..............................................                 $ 9,164,771,129          112.4%
                                                                                     ===============    ============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    3,531,691 $  454,772,633   --    $  458,304,324
  Austria.....................             --     22,620,434   --        22,620,434
  Belgium.....................      3,306,779     93,711,467   --        97,018,246
  Canada......................    798,969,221             --   --       798,969,221
  Denmark.....................             --    108,958,158   --       108,958,158
  Finland.....................      1,353,012     47,205,433   --        48,558,445
  France......................      5,640,035    741,580,167   --       747,220,202
  Germany.....................    101,938,532    573,243,770   --       675,182,302
  Greece......................             --      3,881,280   --         3,881,280
  Hong Kong...................             --    192,544,450   --       192,544,450
  Ireland.....................      5,183,802      8,095,087   --        13,278,889
  Israel......................      2,263,802     29,473,263   --        31,737,065
  Italy.......................     15,633,330     82,727,286   --        98,360,616
  Japan.......................    107,502,998  1,526,303,006   --     1,633,806,004
  Netherlands.................     12,761,638    213,801,374   --       226,563,012
  New Zealand.................             --      6,442,372   --         6,442,372
  Norway......................        277,936     89,656,273   --        89,934,209
  Portugal....................             --      6,134,640   --         6,134,640
  Singapore...................             --    109,000,646   --       109,000,646
  Spain.......................     10,049,849    157,858,273   --       167,908,122
  Sweden......................     11,721,114    268,267,698   --       279,988,812
  Switzerland.................     82,499,635    505,246,548   --       587,746,183
  United Kingdom..............    944,918,493    713,709,135   --     1,658,627,628
Preferred Stocks
  Germany.....................             --     26,234,060   --        26,234,060
Rights/Warrants
  Spain.......................             --      1,722,022   --         1,722,022
Securities Lending Collateral.             --  1,074,029,787   --     1,074,029,787
                               -------------- --------------   --    --------------
TOTAL......................... $2,107,551,867 $7,057,219,262   --    $9,164,771,129
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2013
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
    Other Securities....................................            $         --            0.0%
                                                                    ------------           -----
BRAZIL -- (8.3%)
    BM&FBovespa SA......................................  1,706,408   11,829,503            0.4%
#   BRF SA ADR..........................................    564,360   14,013,059            0.4%
#   Cia de Bebidas das Americas ADR.....................    622,039   26,138,079            0.8%
#   Petroleo Brasileiro SA ADR..........................  1,246,739   23,875,052            0.7%
    Petroleo Brasileiro SA Sponsored ADR................  1,722,575   34,399,823            1.1%
#   Vale SA Sponsored ADR...............................  1,249,020   21,345,752            0.7%
    Other Securities....................................             156,228,087            4.8%
                                                                    ------------           -----
TOTAL BRAZIL............................................             287,829,355            8.9%
                                                                    ------------           -----

CHILE -- (1.9%)
    Other Securities....................................              66,458,093            2.0%
                                                                    ------------           -----

CHINA -- (13.8%)
    Bank of China, Ltd. Class H......................... 56,613,100   26,525,169            0.8%
    China Construction Bank Corp. Class H............... 54,255,590   45,537,284            1.4%
#   China Life Insurance Co., Ltd. ADR..................    329,354   13,727,475            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    797,691   44,064,451            1.4%
#   China Petroleum & Chemical Corp. ADR................    106,449   11,769,001            0.4%
    CNOOC, Ltd. ADR.....................................    107,285   20,098,772            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 48,967,185   34,517,198            1.1%
    PetroChina Co., Ltd. ADR............................    145,110   18,553,765            0.6%
    Tencent Holdings, Ltd...............................    689,200   23,758,321            0.7%
    Other Securities....................................             241,004,490            7.4%
                                                                    ------------           -----
TOTAL CHINA.............................................             479,555,926           14.8%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              22,560,723            0.7%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              10,817,588            0.3%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               2,439,947            0.1%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,031,169            0.3%
                                                                    ------------           -----

INDIA -- (7.3%)
    HDFC Bank, Ltd......................................  1,348,212   17,113,603            0.5%
    ITC, Ltd............................................  1,926,179   11,723,330            0.4%
    Reliance Industries, Ltd............................  1,432,266   20,926,146            0.7%
    Other Securities....................................             202,366,499            6.2%
                                                                    ------------           -----
TOTAL INDIA.............................................             252,129,578            7.8%
                                                                    ------------           -----

INDONESIA -- (3.4%)
    Astra International Tbk PT.......................... 17,653,110   13,357,167            0.4%
    Bank Central Asia Tbk PT............................ 10,755,500   11,904,930            0.4%
    Other Securities....................................              91,935,453            2.8%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             117,197,550            3.6%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                    ------     -------    ---------------
MALAYSIA -- (3.8%)
    CIMB Group Holdings Bhd......................  4,317,654 $ 10,991,673            0.3%
    Malayan Banking Bhd..........................  3,948,467   12,491,220            0.4%
    Other Securities.............................             106,879,878            3.3%
                                                             ------------           -----
TOTAL MALAYSIA...................................             130,362,771            4.0%
                                                             ------------           -----

MEXICO -- (5.8%)
#   America Movil S.A.B. de C.V. Series L........ 30,952,095   33,163,960            1.0%
#*  Cemex S.A.B. de C.V. Sponsored ADR...........  1,189,806   13,385,315            0.4%
    Fomento Economico Mexicano S.A.B. de C.V.....  1,793,669   20,341,140            0.6%
    Grupo Financiero Banorte S.A.B. de C.V.......  1,899,876   14,316,781            0.5%
    Grupo Mexico S.A.B. de C.V. Series B.........  3,579,616   12,850,569            0.4%
    Wal-Mart de Mexico S.A.B. de C.V. Series V...  4,498,650   14,271,431            0.4%
    Other Securities.............................              91,726,621            2.9%
                                                             ------------           -----
TOTAL MEXICO.....................................             200,055,817            6.2%
                                                             ------------           -----

PERU -- (0.3%)
    Other Securities.............................              11,564,386            0.4%
                                                             ------------           -----

PHILIPPINES -- (1.4%)
    Other Securities.............................              48,983,992            1.5%
                                                             ------------           -----

POLAND -- (1.4%)
    Other Securities.............................              48,752,482            1.5%
                                                             ------------           -----

RUSSIA -- (4.0%)
    Gazprom OAO Sponsored ADR....................  4,589,920   36,553,949            1.1%
    Lukoil OAO Sponsored ADR.....................    376,321   23,927,966            0.8%
*   Sberbank of Russia Sponsored ADR.............  2,075,152   26,783,406            0.8%
    Other Securities.............................              53,051,008            1.6%
                                                             ------------           -----
TOTAL RUSSIA.....................................             140,316,329            4.3%
                                                             ------------           -----

SOUTH AFRICA -- (6.6%)
    MTN Group, Ltd...............................  1,575,988   28,440,253            0.9%
    Naspers, Ltd. Class N........................    326,129   21,854,757            0.7%
#   Sasol, Ltd. Sponsored ADR....................    536,546   23,296,827            0.7%
    Standard Bank Group, Ltd.....................  1,027,873   12,853,018            0.4%
    Other Securities.............................             142,945,694            4.4%
                                                             ------------           -----
TOTAL SOUTH AFRICA...............................             229,390,549            7.1%
                                                             ------------           -----

SOUTH KOREA -- (13.4%)
    Hyundai Mobis................................     59,213   13,463,202            0.4%
    Hyundai Motor Co.............................    138,348   25,121,651            0.8%
    Kia Motors Corp..............................    243,530   12,147,541            0.4%
    POSCO........................................     50,240   14,440,334            0.4%
    Samsung Electronics Co., Ltd.................     67,106   92,808,886            2.9%
    Samsung Electronics Co., Ltd. GDR............     49,372   34,194,144            1.1%
    Shinhan Financial Group Co., Ltd.............    311,456   10,787,931            0.3%
*   SK Hynix, Inc................................    449,290   12,237,015            0.4%
    Other Securities.............................             250,005,137            7.7%
                                                             ------------           -----
TOTAL SOUTH KOREA................................             465,205,841           14.4%
                                                             ------------           -----

TAIWAN -- (11.3%)
    Hon Hai Precision Industry Co., Ltd..........  9,204,506   23,791,587            0.7%
#   MediaTek, Inc................................    990,995   12,093,658            0.4%
    Taiwan Semiconductor Manufacturing Co., Ltd.. 21,315,808   79,112,153            2.5%
    Other Securities.............................             276,933,114            8.5%
                                                             ------------           -----
TOTAL TAIWAN.....................................             391,930,512           12.1%
                                                             ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                       ------       -------     ---------------
THAILAND -- (3.0%)
      Other Securities...............................................            $  102,810,136            3.2%
                                                                                 --------------          ------

TURKEY -- (2.1%)
      Turkiye Garanti Bankasi A.S....................................  2,049,990     11,342,423            0.4%
      Other Securities...............................................                62,125,687            1.9%
                                                                                 --------------          ------
TOTAL TURKEY.........................................................                73,468,110            2.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             3,092,860,854           95.5%
                                                                                 --------------          ------

PREFERRED STOCKS -- (3.6%)
BRAZIL -- (3.5%)
      Banco Bradesco SA..............................................  1,859,495     30,567,932            1.0%
      Itau Unibanco Holding SA.......................................  1,841,700     30,882,936            1.0%
      Vale SA........................................................  1,412,691     22,940,562            0.7%
      Other Securities...............................................                37,412,800            1.0%
                                                                                 --------------          ------
TOTAL BRAZIL.........................................................               121,804,230            3.7%
                                                                                 --------------          ------

CHILE -- (0.0%)
      Other Securities...............................................                    62,886            0.0%
                                                                                 --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...............................................                 1,939,621            0.1%
                                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................................               123,806,737            3.8%
                                                                                 --------------          ------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                       -------      ------             -
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund................................. 21,953,328    254,000,000            7.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
       05/01/13 (Collateralized by $672,232 FNMA, rates ranging from
       3.000% to 3.500%, maturities ranging from 09/01/32 to
       08/01/42, valued at $687,049) to be repurchased at
       $673,580......................................................       $674        673,577            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               254,673,577            7.9%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,273,277,183)...............................................            $3,471,341,168          107.2%
                                                                                 ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Argentina...................             --             --   --                --
  Brazil...................... $  287,829,355             --   --    $  287,829,355
  Chile.......................     66,458,093             --   --        66,458,093
  China.......................    122,663,557 $  356,892,369   --       479,555,926
  Colombia....................     22,560,723             --   --        22,560,723
  Czech Republic..............             --     10,817,588   --        10,817,588
  Egypt.......................             --      2,439,947   --         2,439,947
  Hungary.....................             --     11,031,169   --        11,031,169
  India.......................     21,058,300    231,071,278   --       252,129,578
  Indonesia...................         54,580    117,142,970   --       117,197,550
  Malaysia....................             --    130,362,771   --       130,362,771
  Mexico......................    200,055,817             --   --       200,055,817
  Peru........................     11,564,386             --   --        11,564,386
  Philippines.................        131,952     48,852,040   --        48,983,992
  Poland......................             --     48,752,482   --        48,752,482
  Russia......................      5,504,158    134,812,171   --       140,316,329
  South Africa................     37,454,179    191,936,370   --       229,390,549
  South Korea.................     14,988,974    450,216,867   --       465,205,841
  Taiwan......................      9,963,049    381,967,463   --       391,930,512
  Thailand....................    102,810,136             --   --       102,810,136
  Turkey......................      1,153,350     72,314,760   --        73,468,110
Preferred Stocks
  Brazil......................    121,804,230             --   --       121,804,230
  Chile.......................         62,886             --   --            62,886
  Colombia....................      1,939,621             --   --         1,939,621
Securities Lending Collateral.             --    254,673,577   --       254,673,577
                               -------------- --------------   --    --------------
TOTAL......................... $1,028,057,346 $2,443,283,822   --    $3,471,341,168
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2013
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                The DFA International  The Emerging
                                                                                    Value Series*     Markets Series*
                                                                                --------------------- ---------------
ASSETS:
Investments at Value (including $1,079,372 and $291,960 of securities on loan,
 respectively).................................................................      $8,090,741         $3,216,667
Collateral Received from Securities on Loan at Value & Cost....................              30                674
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.......       1,074,000            254,000
Foreign Currencies at Value....................................................          17,594              5,209
Cash...........................................................................           5,476             10,713
Receivables:
  Investment Securities Sold...................................................           7,780                423
  Dividends, Interest and Tax Reclaims.........................................          34,835              7,169
  Securities Lending Income....................................................           3,404                250
Unrealized Gain on Foreign Currency Contracts..................................               3                  2
Prepaid Expenses and Other Assets..............................................              11                  6
                                                                                     ----------         ----------
     Total Assets..............................................................       9,233,874          3,495,113
                                                                                     ----------         ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................       1,074,030            254,674
  Investment Securities Purchased..............................................           2,569              3,026
  Due to Advisor...............................................................           1,281                259
Accrued Expenses and Other Liabilities.........................................             508                472
                                                                                     ----------         ----------
     Total Liabilities.........................................................       1,078,388            258,431
                                                                                     ----------         ----------
NET ASSETS.....................................................................      $8,155,486         $3,236,682
                                                                                     ==========         ==========
Investments at Cost............................................................      $6,939,413         $2,018,603
                                                                                     ==========         ==========
Foreign Currencies at Cost.....................................................      $   17,474         $    5,195
                                                                                     ==========         ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2013
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                THE DFA INTERNATIONAL  THE EMERGING
                                                                                    VALUE SERIES      MARKETS SERIES
                                                                                --------------------- --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $8,987 and $3,717, respectively).       $121,813           $ 26,463
  Interest.....................................................................              4                 --
  Income from Securities Lending...............................................          6,433              1,948
                                                                                      --------           --------
     Total Investment Income...................................................        128,250             28,411
                                                                                      --------           --------
EXPENSES
  Investment Advisory Services Fees............................................          7,612              1,555
  Accounting & Transfer Agent Fees.............................................            316                136
  Custodian Fees...............................................................            596                938
  Shareholders' Reports........................................................             15                  6
  Directors'/Trustees' Fees & Expenses.........................................             32                 13
  Professional Fees............................................................            108                 57
  Other........................................................................             51                 24
                                                                                      --------           --------
     Total Expenses............................................................          8,730              2,729
                                                                                      --------           --------
  Fees Paid Indirectly.........................................................            (10)               (15)
                                                                                      --------           --------
  Net Expenses.................................................................          8,720              2,714
                                                                                      --------           --------
  NET INVESTMENT INCOME (LOSS).................................................        119,530             25,697
                                                                                      --------           --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................................        125,856             24,873
    Foreign Currency Transactions*.............................................         (1,511)                35
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................        751,722            132,313
    Translation of Foreign Currency Denominated Amounts........................             80                 (2)
                                                                                      --------           --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................................        876,147            157,219
                                                                                      --------           --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................       $995,677           $182,916
                                                                                      ========           ========

----------
* Net of foreign capital gain taxes withheld of $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                The DFA International       The Emerging
                                                                    Value Series           Markets Series
                                                               ----------------------  ----------------------
                                                               Six Months     Year     Six Months     Year
                                                                  Ended      Ended        Ended      Ended
                                                                April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                  2013        2012        2013        2012
                                                               ----------- ----------  ----------- ----------
                                                               (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $  119,530  $  260,321  $   25,697  $   67,879
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................    125,856     133,256      24,873      34,169
    Foreign Currency Transactions*............................     (1,511)     (1,249)         35        (571)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................    751,722    (157,327)    132,313      24,259
    Translation of Foreign Currency Denominated Amounts.......         80        (266)         (2)         20
                                                               ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................    995,677     234,735     182,916     125,756
                                                               ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...............................................    277,763     699,069     300,335     523,537
  Withdrawals.................................................   (356,203)   (651,462)   (159,876)   (175,967)
                                                               ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest....    (78,440)     47,607     140,459     347,570
                                                               ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net Assets..................    917,237     282,342     323,375     473,326
Net Assets
  Beginning of Period.........................................  7,238,249   6,955,907   2,913,307   2,439,981
                                                               ----------  ----------  ----------  ----------
  End of Period............................................... $8,155,486  $7,238,249  $3,236,682  $2,913,307
                                                               ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $3, $0, $0 and $13, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                          --------------------------
                                                                           Six Months       Year
                                                                              Ended        Ended
                                                                            April 30,     Oct. 31,
                                                                              2013          2012
-----------------------------------------------------------------------------------------------------
                                                                           (Unaudited)
-----------------------------------------------------------------------------------------------------
Total Return.............................................................      14.00%(C)       3.17%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $8,155,486     $7,238,249
Ratio of Expenses to Average Net Assets..................................       0.23%(B)       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.23%(B)       0.24%
Ratio of Net Investment Income to Average Net Assets.....................       3.16%(B)       3.75%
Portfolio Turnover Rate..................................................          7%(C)         14%
-----------------------------------------------------------------------------------------------------

                                                                             The DFA International Value Series +
                                                                          ----------------------------------------------------------
                                                                              Year        Year        Year
                                                                             Ended       Ended       Ended          Period
                                                                            Oct. 31,    Oct. 31,    Oct. 31,     Dec. 1, 2007
                                                                              2011        2010        2009     to Oct. 31, 2008
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      (8.04)%      11.13%      35.41%        (47.87)%(C)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $6,955,907   $6,919,633  $6,191,964     $4,700,337
Ratio of Expenses to Average Net Assets..................................       0.23%        0.24%       0.24%          0.23%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.23%        0.24%       0.24%          0.23%(B)
Ratio of Net Investment Income to Average Net Assets.....................       3.47%        2.55%       3.22%          4.15%(B)
Portfolio Turnover Rate..................................................          9%          20%         18%            16%(C)
----------------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             Year
                                                                            Ended
                                                                           Nov. 30,
                                                                             2007
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Total Return.............................................................      17.32%
-------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $9,638,721
Ratio of Expenses to Average Net Assets..................................       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.23%
Ratio of Net Investment Income to Average Net Assets.....................       3.04%
Portfolio Turnover Rate..................................................         16%
-------------------------------------------------------------------------------------


                                                                          --------------------------
                                                                           Six Months       Year
                                                                              Ended        Ended
                                                                            April 30,     Oct. 31,
                                                                              2013          2012
-----------------------------------------------------------------------------------------------------
                                                                           (Unaudited)
-----------------------------------------------------------------------------------------------------
Total Return.............................................................       6.26%(C)       4.55%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $3,236,682     $2,913,307
Ratio of Expenses to Average Net Assets..................................       0.18%(B)       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.18%(B)       0.20%
Ratio of Net Investment Income to Average Net Assets.....................       1.67%(B)       2.55%
Portfolio Turnover Rate..................................................          2%(C)          5%
-----------------------------------------------------------------------------------------------------

                                                                                 The Emerging Markets Series
                                                                          ----------------------------------------------------------
                                                                              Year        Year        Year
                                                                             Ended       Ended       Ended          Period
                                                                            Oct. 31,    Oct. 31,    Oct. 31,     Dec. 1, 2007
                                                                              2011        2010        2009     to Oct. 31, 2008
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      (6.44)%      27.04%      53.99%        (48.15)%(C)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $2,439,981   $2,529,493  $2,109,316     $1,624,524
Ratio of Expenses to Average Net Assets..................................       0.20%        0.19%       0.20%          0.18%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.20%        0.19%       0.20%          0.18%(B)
Ratio of Net Investment Income to Average Net Assets.....................       2.48%        2.18%       2.57%          3.00%(B)
Portfolio Turnover Rate..................................................         16%          12%         14%            19%(C)
----------------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             Year
                                                                            Ended
                                                                           Nov. 30,
                                                                             2007
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Total Return.............................................................      42.62%
-------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................... $3,707,790
Ratio of Expenses to Average Net Assets..................................       0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.19%
Ratio of Net Investment Income to Average Net Assets.....................       2.52%
Portfolio Turnover Rate..................................................          7%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The DFA International Value Series and The Emerging Markets Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Series is a result of the treatment of a partnership for book purposes. The Series will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of each Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time each Series prices its shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on each Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2013, there were no significant transfers between Level 1 and Level 2, and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of April 30, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the six months ended April 30, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended April 30, 2013, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $10
                 The Emerging Markets Series........     15

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2013, the total related amounts paid by the Trust to the CCO were $28 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The DFA International Value Series. $213
                    The Emerging Markets Series........   74

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2013, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                 Purchases  Sales
                                                 --------- --------
             The DFA International Value Series. $581,405  $544,320
             The Emerging Markets Series........  227,043    64,839

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                     Federal    Unrealized   Unrealized   Appreciation
                                     Tax Cost  Appreciation Depreciation (Depreciation)
                                    ---------- ------------ ------------ --------------
The DFA International Value Series. $8,018,298  $1,779,021   $(632,548)    $1,146,473
The Emerging Markets Series........  2,275,995   1,326,980    (131,634)     1,195,346

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 04, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014. There were no borrowings by the Series under this line of credit during the period ended April 30, 2013.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the six months ended April 30, 2013, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.94%        $6,138         27         $4        $20,182
The Emerging Markets Series........     0.91%         5,831         26          4         31,246

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2013.

I. Securities Lending:

   As of April 30, 2013, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The DFA International Value Series and The Emerging Markets Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $58,525 and $56,655 (in thousands), respectively. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

   In accordance with guidelines described in the Series' registration statement, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, a Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   For the six months ended April 30, 2013, the Series had no in-kind redemptions.

L. Recently Issued Accounting Standards:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011- 11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 14, 2012 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements and the sub-advisory agreements for each series (collectively, the "Funds"). Dimensional Fund Advisors Ltd. and DFA Australia Limited each serves as a sub-advisor to the Funds. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [LOGO]                                                        DFA043013-011S

ITEM 2.CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF
INVESTMENTS IS PROVIDED                RELATIONSHIP TO SERIES OF THE REGISTRANT
------------------------------------   ------------------------------------------
U.S. Large Company Portfolio           Series of Registrant

The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                       Portfolio II, U.S. Large Cap Value
                                       Portfolio III and LWAS/DFA U.S. High
                                       Book to Market Portfolio

The DFA International Value Series     Master fund for DFA International Value
                                       Portfolio, DFA International Value
                                       Portfolio II, DFA International Value
                                       Portfolio III and DFA International Value
                                       Portfolio IV

The Emerging Markets Series            Master fund for Emerging Markets
                                       Portfolio II

The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
  Series                               Marketwide Value Portfolio II

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations

ADR     American Depository Receipt
FNMA    Federal National Mortgage Association
GDR     Global Depository Receipt
NVDR    Non-Voting Depository Receipt
P.L.C.  Public Limited Company

Investment Footnotes

+    See Security Valuation Note within the Notes to Schedules of Investments.
++   Securities have generally been fair valued. See Security Valuation
     Note within the Notes to Schedules of Investments.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from securities on loan.
(o)  Security is being fair valued as of April 30, 2013.
--   Amounts designated as -- are either zero or rounded to zero.
(S)  Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                                       SHARES     VALUE+
                                                                      --------- -----------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (10.7%)
  #Abercrombie & Fitch Co. Class A...................................    24,939 $ 1,235,977
  *Amazon.com, Inc...................................................   113,984  28,930,279
 #*Apollo Group, Inc. Class A........................................    31,395     576,726
  *AutoNation, Inc...................................................    12,135     552,264
 #*AutoZone, Inc.....................................................    11,387   4,658,308
 #*Bed Bath & Beyond, Inc............................................    70,883   4,876,750
  #Best Buy Co., Inc.................................................    83,368   2,166,734
  *BorgWarner, Inc...................................................    36,247   2,833,428
  #Cablevision Systems Corp. Class A.................................    67,231     999,053
 #*CarMax, Inc.......................................................    71,520   3,292,781
   Carnival Corp.....................................................   139,246   4,805,379
   CBS Corp. Class B.................................................   183,407   8,396,372
 #*Chipotle Mexican Grill, Inc.......................................     9,726   3,532,386
  #Coach, Inc........................................................    88,012   5,180,386
   Comcast Corp. Class A.............................................   827,357  34,169,844
   Darden Restaurants, Inc...........................................    40,547   2,093,442
   Delphi Automotive P.L.C...........................................    91,913   4,247,300
  *DIRECTV...........................................................   179,646  10,160,778
 #*Discovery Communications, Inc. Class A............................    76,875   6,059,288
  *Dollar General Corp...............................................    94,792   4,937,715
  *Dollar Tree, Inc..................................................    71,218   3,387,128
  #DR Horton, Inc....................................................    87,626   2,285,286
   Expedia, Inc......................................................    29,282   1,635,107
  #Family Dollar Stores, Inc.........................................    30,128   1,848,955
   Ford Motor Co..................................................... 1,229,442  16,855,650
  *Fossil, Inc.......................................................    16,741   1,642,627
  #GameStop Corp. Class A............................................    37,984   1,325,642
  #Gannett Co., Inc..................................................    72,027   1,452,064
   Gap, Inc. (The)...................................................    93,171   3,539,566
  #Garmin, Ltd.......................................................    34,332   1,204,367
  #Genuine Parts Co..................................................    48,543   3,705,287
  *Goodyear Tire & Rubber Co. (The)..................................    76,921     961,128
  #H&R Block, Inc....................................................    85,037   2,358,926
   Harley-Davidson, Inc..............................................    70,871   3,873,100
   Harman International Industries, Inc..............................    21,294     952,055
  #Hasbro, Inc.......................................................    35,915   1,701,294
   Home Depot, Inc. (The)............................................   468,669  34,376,871
   International Game Technology.....................................    82,877   1,404,765
   Interpublic Group of Cos., Inc. (The).............................   129,741   1,795,615
  #JC Penney Co., Inc................................................    44,669     733,465
   Johnson Controls, Inc.............................................   214,502   7,509,715
  #Kohl's Corp.......................................................    66,329   3,121,443
   L Brands, Inc.....................................................    75,024   3,781,960
  #Leggett & Platt, Inc..............................................    44,751   1,442,772
  #Lennar Corp. Class A..............................................    51,751   2,133,176
   Lowe's Cos., Inc..................................................   347,933  13,367,586
   Macy's, Inc.......................................................   123,900   5,525,940
  #Marriott International, Inc. Class A..............................    76,366   3,288,320
   Mattel, Inc.......................................................   107,987   4,930,686
   McDonald's Corp...................................................   314,328  32,105,462
 #*Netflix, Inc......................................................    17,551   3,792,245

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Discretionary -- (Continued)
   Newell Rubbermaid, Inc............................................    89,773 $  2,364,621
   News Corp. Class A................................................   626,819   19,412,584
   NIKE, Inc.........................................................   227,418   14,463,785
  #Nordstrom, Inc....................................................    46,930    2,655,769
  *O'Reilly Automotive, Inc..........................................    34,888    3,744,180
  #Omnicom Group, Inc................................................    81,938    4,897,434
  #PetSmart, Inc.....................................................    33,688    2,298,869
  *priceline.com, Inc................................................    15,632   10,879,716
  *PulteGroup, Inc...................................................   106,639    2,238,353
   PVH Corp..........................................................    24,483    2,825,583
   Ralph Lauren Corp.................................................    19,051    3,459,281
   Ross Stores, Inc..................................................    69,706    4,605,475
  #Scripps Networks Interactive, Inc. Class A........................    26,975    1,795,996
  #Staples, Inc......................................................   211,230    2,796,685
   Starbucks Corp....................................................   234,870   14,289,491
   Starwood Hotels & Resorts Worldwide, Inc..........................    60,721    3,917,719
   Target Corp.......................................................   203,993   14,393,746
  #Tiffany & Co......................................................    37,353    2,752,169
   Time Warner Cable, Inc............................................    92,629    8,696,937
   Time Warner, Inc..................................................   293,012   17,516,257
   TJX Cos., Inc.....................................................   228,586   11,148,139
 #*TripAdvisor, Inc..................................................    34,491    1,813,537
  *Urban Outfitters, Inc.............................................    34,302    1,421,475
   VF Corp...........................................................    27,642    4,926,357
   Viacom, Inc. Class B..............................................   142,738    9,133,805
   Walt Disney Co. (The).............................................   565,920   35,562,413
  #Washington Post Co. (The) Class B.................................     1,419      629,099
   Whirlpool Corp....................................................    24,619    2,813,459
   Wyndham Worldwide Corp............................................    42,828    2,573,106
  #Wynn Resorts, Ltd.................................................    25,005    3,433,187
   Yum! Brands, Inc..................................................   141,282    9,624,130
                                                                                ------------
Total Consumer Discretionary.........................................            524,826,750
                                                                                ------------
Consumer Staples -- (10.1%)
   Altria Group, Inc.................................................   629,995   23,001,117
   Archer-Daniels-Midland Co.........................................   206,438    7,006,506
   Avon Products, Inc................................................   135,499    3,138,157
   Beam, Inc.........................................................    50,254    3,251,936
  #Brown-Forman Corp. Class B........................................    47,507    3,349,244
  #Campbell Soup Co..................................................    56,176    2,607,128
  #Clorox Co. (The)..................................................    41,050    3,540,562
   Coca-Cola Co. (The)............................................... 1,201,396   50,855,093
   Coca-Cola Enterprises, Inc........................................    82,255    3,013,001
   Colgate-Palmolive Co..............................................   137,805   16,455,295
   ConAgra Foods, Inc................................................   129,724    4,588,338
  *Constellation Brands, Inc. Class A................................    47,778    2,357,844
   Costco Wholesale Corp.............................................   136,551   14,806,225
   CVS Caremark Corp.................................................   385,922   22,452,942
 #*Dean Foods Co.....................................................    58,277    1,115,422
   Dr Pepper Snapple Group, Inc......................................    63,829    3,116,770
  #Estee Lauder Cos., Inc. (The) Class A.............................    75,141    5,211,028
   General Mills, Inc................................................   202,677   10,218,974

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Staples -- (Continued)
  #Hershey Co. (The).................................................    47,061 $  4,195,959
   HJ Heinz Co.......................................................   100,509    7,278,862
  #Hormel Foods Corp.................................................    42,141    1,739,159
   JM Smucker Co. (The)..............................................    33,619    3,470,489
   Kellogg Co........................................................    78,271    5,090,746
  #Kimberly-Clark Corp...............................................   121,501   12,537,688
   Kraft Foods Group, Inc............................................   185,733    9,563,392
   Kroger Co. (The)..................................................   162,505    5,586,922
   Lorillard, Inc....................................................   118,911    5,100,093
  #McCormick & Co., Inc..............................................    41,589    2,991,913
   Mead Johnson Nutrition Co.........................................    63,480    5,147,593
   Molson Coors Brewing Co. Class B..................................    48,919    2,524,220
   Mondelez International, Inc. Class A..............................   557,409   17,530,513
  *Monster Beverage Corp.............................................    45,144    2,546,122
   PepsiCo, Inc......................................................   483,590   39,881,667
   Philip Morris International, Inc..................................   516,504   49,372,617
   Procter & Gamble Co. (The)........................................   856,245   65,733,929
  #Reynolds American, Inc............................................   100,853    4,782,449
  #Safeway, Inc......................................................    75,103    1,691,320
  #Sysco Corp........................................................   183,681    6,403,120
  #Tyson Foods, Inc. Class A.........................................    88,904    2,189,706
   Wal-Mart Stores, Inc..............................................   524,287   40,747,586
  #Walgreen Co.......................................................   269,583   13,347,054
  #Whole Foods Market, Inc...........................................    54,026    4,771,576
                                                                                ------------
Total Consumer Staples...............................................            494,310,277
                                                                                ------------
Energy -- (9.6%)
   Anadarko Petroleum Corp...........................................   156,903   13,299,098
   Apache Corp.......................................................   122,797    9,072,242
   Baker Hughes, Inc.................................................   138,485    6,285,834
   Cabot Oil & Gas Corp..............................................    65,960    4,488,578
  *Cameron International Corp........................................    77,690    4,781,820
   Chesapeake Energy Corp............................................   163,216    3,189,241
   Chevron Corp......................................................   608,945   74,297,379
   ConocoPhillips....................................................   382,724   23,135,666
   CONSOL Energy, Inc................................................    71,509    2,405,563
  *Denbury Resources, Inc............................................   117,063    2,094,257
  #Devon Energy Corp.................................................   118,353    6,516,516
  #Diamond Offshore Drilling, Inc....................................    21,789    1,505,620
   Ensco P.L.C. Class A..............................................    72,862    4,202,680
   EOG Resources, Inc................................................    85,180   10,320,409
   EQT Corp..........................................................    47,190    3,544,913
  #Exxon Mobil Corp.................................................. 1,404,412  124,978,624
  *FMC Technologies, Inc.............................................    74,517    4,046,273
   Halliburton Co....................................................   292,079   12,492,219
  #Helmerich & Payne, Inc............................................    33,309    1,952,574
   Hess Corp.........................................................    93,136    6,722,556
   Kinder Morgan, Inc................................................   198,026    7,742,817
   Marathon Oil Corp.................................................   221,834    7,247,317
   Marathon Petroleum Corp...........................................   103,889    8,140,742
  #Murphy Oil Corp...................................................    56,776    3,525,222
   Nabors Industries, Ltd............................................    91,226    1,349,233

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Energy -- (Continued)
   National Oilwell Varco, Inc.......................................   133,731 $  8,721,936
  *Newfield Exploration Co...........................................    42,385      923,569
   Noble Corp........................................................    79,216    2,970,600
   Noble Energy, Inc.................................................    56,287    6,376,754
   Occidental Petroleum Corp.........................................   252,490   22,537,257
   Peabody Energy Corp...............................................    84,516    1,695,391
   Phillips 66.......................................................   194,813   11,873,852
   Pioneer Natural Resources Co......................................    41,488    5,071,078
  #QEP Resources, Inc................................................    55,967    1,606,813
   Range Resources Corp..............................................    51,043    3,752,681
  *Rowan Cos. P.L.C. Class A.........................................    38,946    1,266,913
   Schlumberger, Ltd.................................................   416,345   30,988,558
  *Southwestern Energy Co............................................   110,033    4,117,435
  #Spectra Energy Corp...............................................   209,428    6,603,265
   Tesoro Corp.......................................................    43,076    2,300,258
  #Valero Energy Corp................................................   173,318    6,988,182
   Williams Cos., Inc. (The).........................................   213,628    8,145,636
 #*WPX Energy, Inc...................................................    62,732      980,501
                                                                                ------------
Total Energy.........................................................            474,258,072
                                                                                ------------
Financials -- (14.6%)
   ACE, Ltd..........................................................   106,360    9,480,930
  #Aflac, Inc........................................................   146,615    7,981,721
   Allstate Corp. (The)..............................................   149,657    7,372,104
   American Express Co...............................................   301,242   20,607,965
  *American International Group, Inc.................................   462,757   19,167,395
   American Tower Corp...............................................   123,846   10,401,826
   Ameriprise Financial, Inc.........................................    63,779    4,753,449
   Aon P.L.C.........................................................    97,663    5,893,962
   Apartment Investment & Management Co. Class A.....................    45,707    1,421,945
   Assurant, Inc.....................................................    24,702    1,174,333
   AvalonBay Communities, Inc........................................    35,664    4,744,739
   Bank of America Corp.............................................. 3,391,650   41,751,211
   Bank of New York Mellon Corp. (The)...............................   364,700   10,291,834
   BB&T Corp.........................................................   219,362    6,749,769
  *Berkshire Hathaway, Inc. Class B..................................   571,719   60,785,164
  #BlackRock, Inc....................................................    39,422   10,505,963
   Boston Properties, Inc............................................    47,531    5,201,317
   Capital One Financial Corp........................................   182,508   10,545,312
  *CBRE Group, Inc. Class A..........................................    95,353    2,309,450
  #Charles Schwab Corp. (The)........................................   344,506    5,842,822
   Chubb Corp. (The).................................................    81,803    7,204,390
   Cincinnati Financial Corp.........................................    46,047    2,252,159
   Citigroup, Inc....................................................   952,508   44,444,023
   CME Group, Inc....................................................    96,197    5,854,549
  #Comerica, Inc.....................................................    58,825    2,132,406
   Discover Financial Services.......................................   155,283    6,792,078
  *E*TRADE Financial Corp............................................    89,449      920,430
   Equity Residential................................................   100,411    5,829,863
   Fifth Third Bancorp...............................................   274,359    4,672,334
  #First Horizon National Corp.......................................    76,295      793,468
   Franklin Resources, Inc...........................................    43,301    6,696,933

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Financials -- (Continued)
  *Genworth Financial, Inc. Class A..................................   154,442 $  1,549,053
   Goldman Sachs Group, Inc. (The)...................................   137,158   20,034,669
  #Hartford Financial Services Group, Inc............................   136,852    3,844,173
   HCP, Inc..........................................................   142,113    7,574,623
   Health Care REIT, Inc.............................................    81,760    6,129,547
  #Host Hotels & Resorts, Inc........................................   227,786    4,161,650
   Hudson City Bancorp, Inc..........................................   149,007    1,238,248
   Huntington Bancshares, Inc........................................   263,929    1,892,371
 #*IntercontinentalExchange, Inc.....................................    22,773    3,710,405
   Invesco, Ltd......................................................   138,212    4,386,849
   JPMorgan Chase & Co............................................... 1,199,732   58,798,865
   KeyCorp...........................................................   289,586    2,887,172
   Kimco Realty Corp.................................................   127,852    3,040,321
   Legg Mason, Inc...................................................    35,974    1,146,132
   Leucadia National Corp............................................    91,943    2,840,119
   Lincoln National Corp.............................................    85,091    2,893,945
   Loews Corp........................................................    97,041    4,334,821
  #M&T Bank Corp.....................................................    38,332    3,840,866
   Marsh & McLennan Cos., Inc........................................   171,889    6,533,501
   McGraw-Hill Cos., Inc. (The)......................................    88,017    4,762,600
   MetLife, Inc......................................................   342,789   13,365,343
  #Moody's Corp......................................................    60,739    3,695,968
   Morgan Stanley....................................................   430,333    9,531,876
   NASDAQ OMX Group, Inc. (The)......................................    36,871    1,086,957
  #Northern Trust Corp...............................................    68,217    3,678,261
   NYSE Euronext.....................................................    76,169    2,956,119
  #People's United Financial, Inc....................................   106,157    1,397,026
  #Plum Creek Timber Co., Inc........................................    50,882    2,622,458
   PNC Financial Services Group, Inc. (The)..........................   165,639   11,243,575
  #Principal Financial Group, Inc....................................    86,449    3,120,809
   Progressive Corp. (The)...........................................   174,156    4,404,405
   Prologis, Inc.....................................................   154,784    6,493,189
   Prudential Financial, Inc.........................................   145,756    8,806,577
   Public Storage....................................................    45,215    7,460,475
   Regions Financial Corp............................................   443,032    3,761,342
   Simon Property Group, Inc.........................................    98,322   17,508,199
   SLM Corp..........................................................   142,101    2,934,386
   State Street Corp.................................................   143,210    8,373,489
   SunTrust Banks, Inc...............................................   168,933    4,941,290
  #T Rowe Price Group, Inc...........................................    81,187    5,886,057
   Torchmark Corp....................................................    29,356    1,822,127
   Travelers Cos., Inc. (The)........................................   118,471   10,118,608
   U.S. Bancorp......................................................   584,084   19,438,315
   Unum Group........................................................    84,568    2,358,602
   Ventas, Inc.......................................................    91,511    7,287,021
   Vornado Realty Trust..............................................    53,095    4,648,998
   Wells Fargo & Co.................................................. 1,536,523   58,357,144
  #Weyerhaeuser Co...................................................   170,923    5,214,861
   XL Group P.L.C....................................................    92,455    2,879,049
   Zions BanCorp.....................................................    57,734    1,421,411
                                                                                ------------
Total Financials.....................................................            716,989,711
                                                                                ------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Health Care -- (11.5%)
   Abbott Laboratories...............................................   492,334 $18,176,971
   AbbVie, Inc.......................................................   495,465  22,816,163
  *Actavis, Inc......................................................    40,069   4,236,495
   Aetna, Inc........................................................   102,813   5,905,579
   Agilent Technologies, Inc.........................................   108,758   4,506,932
  *Alexion Pharmaceuticals, Inc......................................    61,189   5,996,522
   Allergan, Inc.....................................................    96,402  10,946,447
   AmerisourceBergen Corp............................................    72,148   3,904,650
   Amgen, Inc........................................................   234,598  24,447,458
   Baxter International, Inc.........................................   171,123  11,956,364
  #Becton Dickinson and Co...........................................    60,798   5,733,251
  *Biogen Idec, Inc..................................................    74,072  16,216,583
 #*Boston Scientific Corp............................................   425,489   3,186,913
   Bristol-Myers Squibb Co...........................................   513,234  20,385,654
   Cardinal Health, Inc..............................................   106,843   4,724,597
  *CareFusion Corp...................................................    69,771   2,333,142
  *Celgene Corp......................................................   131,257  15,497,514
 #*Cerner Corp.......................................................    45,882   4,440,001
   Cigna Corp........................................................    89,633   5,931,016
   Coventry Health Care, Inc.........................................    42,192   2,090,614
   Covidien P.L.C....................................................   147,963   9,445,958
   CR Bard, Inc......................................................    23,843   2,369,040
  *DaVita HealthCare Partners, Inc...................................    26,455   3,138,886
   DENTSPLY International, Inc.......................................    44,776   1,896,264
 #*Edwards Lifesciences Corp.........................................    35,765   2,281,449
   Eli Lilly & Co....................................................   312,914  17,329,177
  *Express Scripts Holding Co........................................   256,561  15,232,027
  *Forest Laboratories, Inc..........................................    73,451   2,747,802
 #*Gilead Sciences, Inc..............................................   477,199  24,165,357
 #*Hospira, Inc......................................................    51,846   1,717,140
   Humana, Inc.......................................................    49,637   3,678,598
 #*Intuitive Surgical, Inc...........................................    12,577   6,191,531
   Johnson & Johnson.................................................   876,201  74,678,611
 #*Laboratory Corp. of America Holdings..............................    29,182   2,724,432
  *Life Technologies Corp............................................    53,931   3,974,175
   McKesson Corp.....................................................    72,999   7,724,754
   Medtronic, Inc....................................................   317,013  14,798,167
   Merck & Co., Inc..................................................   947,371  44,526,437
  *Mylan, Inc........................................................   123,986   3,609,232
  #Patterson Cos., Inc...............................................    26,219     995,011
   PerkinElmer, Inc..................................................    35,650   1,092,673
   Perrigo Co........................................................    27,692   3,306,702
   Pfizer, Inc....................................................... 2,253,435  65,507,355
  #Quest Diagnostics, Inc............................................    49,594   2,793,630
   St Jude Medical, Inc..............................................    88,666   3,654,813
  #Stryker Corp......................................................    90,647   5,944,630
  *Tenet Healthcare Corp.............................................    32,688   1,482,728
   Thermo Fisher Scientific, Inc.....................................   112,098   9,044,067
   UnitedHealth Group, Inc...........................................   321,266  19,253,471
 #*Varian Medical Systems, Inc.......................................    34,201   2,227,853
 #*Waters Corp.......................................................    26,921   2,487,500
   WellPoint, Inc....................................................    95,300   6,949,276

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Health Care -- (Continued)
   Zimmer Holdings, Inc..............................................    53,084 $  4,058,272
                                                                                ------------
Total Health Care....................................................            564,459,884
                                                                                ------------
Industrials -- (8.9%)
   3M Co.............................................................   198,976   20,834,777
   ADT Corp. (The)...................................................    69,113    3,016,091
   Avery Dennison Corp...............................................    31,378    1,300,618
   Boeing Co. (The)..................................................   213,320   19,499,581
  #Caterpillar, Inc..................................................   205,326   17,384,952
   CH Robinson Worldwide, Inc........................................    50,482    2,998,126
  #Cintas Corp.......................................................    32,847    1,473,845
   CSX Corp..........................................................   319,971    7,868,087
   Cummins, Inc......................................................    55,341    5,887,729
   Danaher Corp......................................................   181,742   11,075,358
  #Deere & Co........................................................   122,107   10,904,155
  #Dover Corp........................................................    54,753    3,776,862
  #Dun & Bradstreet Corp. (The)......................................    12,812    1,133,221
   Eaton Corp. P.L.C.................................................   147,667    9,068,230
  #Emerson Electric Co...............................................   226,335   12,563,856
   Equifax, Inc......................................................    37,756    2,310,667
   Expeditors International of Washington, Inc.......................    64,727    2,325,641
  #Fastenal Co.......................................................    84,613    4,150,268
   FedEx Corp........................................................    91,669    8,617,803
  #Flowserve Corp....................................................    15,084    2,385,082
   Fluor Corp........................................................    50,938    2,902,447
   General Dynamics Corp.............................................   104,141    7,702,268
   General Electric Co............................................... 3,259,372   72,651,402
   Honeywell International, Inc......................................   245,680   18,067,307
  #Illinois Tool Works, Inc..........................................   130,183    8,404,614
   Ingersoll-Rand P.L.C..............................................    86,389    4,647,728
   Iron Mountain, Inc................................................    52,447    1,985,643
 #*Jacobs Engineering Group, Inc.....................................    40,859    2,062,562
   Joy Global, Inc...................................................    33,290    1,881,551
   L-3 Communications Holdings, Inc..................................    28,178    2,289,463
  #Lockheed Martin Corp..............................................    83,925    8,316,128
   Masco Corp........................................................   111,766    2,172,731
   Norfolk Southern Corp.............................................    98,585    7,632,451
   Northrop Grumman Corp.............................................    74,328    5,629,603
   PACCAR, Inc.......................................................   110,796    5,515,425
   Pall Corp.........................................................    34,821    2,322,909
  #Parker Hannifin Corp..............................................    46,754    4,141,002
   Pentair, Ltd......................................................    64,614    3,511,771
  #Pitney Bowes, Inc.................................................    63,112      862,741
   Precision Castparts Corp..........................................    45,906    8,781,359
  *Quanta Services, Inc..............................................    66,842    1,836,818
   Raytheon Co.......................................................   101,983    6,259,717
   Republic Services, Inc............................................    93,198    3,176,188
  #Robert Half International, Inc....................................    43,742    1,435,612
   Rockwell Automation, Inc..........................................    43,821    3,715,144
  #Rockwell Collins, Inc.............................................    42,808    2,693,479
   Roper Industries, Inc.............................................    30,997    3,708,791
   Ryder System, Inc.................................................    16,136      937,018

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Industrials -- (Continued)
   Snap-on, Inc......................................................    18,264 $  1,574,357
   Southwest Airlines Co.............................................   228,224    3,126,669
   Stanley Black & Decker, Inc.......................................    50,230    3,757,706
 #*Stericycle, Inc...................................................    26,985    2,923,015
  #Textron, Inc......................................................    85,116    2,191,737
   Tyco International, Ltd...........................................   146,074    4,691,897
   Union Pacific Corp................................................   147,103   21,765,360
  #United Parcel Service, Inc. Class B...............................   224,146   19,240,693
  #United Technologies Corp..........................................   264,337   24,131,325
  #Waste Management, Inc.............................................   137,069    5,617,088
   WW Grainger, Inc..................................................    18,740    4,618,848
  #Xylem, Inc........................................................    58,352    1,619,268
                                                                                ------------
Total Industrials....................................................            439,076,784
                                                                                ------------
Information Technology -- (16.2%)
   Accenture P.L.C. Class A..........................................   201,968   16,448,274
  *Adobe Systems, Inc................................................   156,347    7,048,123
 #*Advanced Micro Devices, Inc.......................................   190,255      536,519
 #*Akamai Technologies, Inc..........................................    55,757    2,448,290
   Altera Corp.......................................................   100,226    3,208,234
  #Amphenol Corp. Class A............................................    50,058    3,780,380
   Analog Devices, Inc...............................................    95,912    4,219,169
 ++Apple, Inc........................................................   294,350  130,323,462
   Applied Materials, Inc............................................   376,157    5,458,038
  *Autodesk, Inc.....................................................    70,433    2,773,652
  #Automatic Data Processing, Inc....................................   152,029   10,237,633
  *BMC Software, Inc.................................................    41,206    1,874,049
   Broadcom Corp. Class A............................................   164,086    5,907,096
   CA, Inc...........................................................   104,324    2,813,618
   Cisco Systems, Inc................................................ 1,671,325   34,964,119
  *Citrix Systems, Inc...............................................    58,429    3,632,531
  *Cognizant Technology Solutions Corp. Class A......................    94,594    6,129,691
   Computer Sciences Corp............................................    48,110    2,253,954
   Corning, Inc......................................................   461,528    6,692,156
   Dell, Inc.........................................................   457,775    6,134,185
  *eBay, Inc.........................................................   365,756   19,161,957
 #*Electronic Arts, Inc..............................................    94,059    1,656,379
  *EMC Corp..........................................................   659,640   14,795,725
  *F5 Networks, Inc..................................................    24,634    1,882,777
   Fidelity National Information Services, Inc.......................    91,904    3,864,563
 #*First Solar, Inc..................................................    18,850      877,656
 #*Fiserv, Inc.......................................................    41,846    3,812,589
   FLIR Systems, Inc.................................................    45,441    1,104,671
  *Google, Inc. Class A..............................................    83,700   69,016,509
  #Harris Corp.......................................................    35,373    1,634,233
   Hewlett-Packard Co................................................   612,087   12,608,992
  #Intel Corp........................................................ 1,550,340   37,130,643
  #International Business Machines Corp..............................   328,386   66,511,300
  #Intuit, Inc.......................................................    87,329    5,208,302
  #Jabil Circuit, Inc................................................    57,659    1,026,330
 #*JDS Uniphase Corp.................................................    73,707      995,045
  *Juniper Networks, Inc.............................................   161,608    2,674,612

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Information Technology -- (Continued)
   KLA-Tencor Corp...................................................    52,078 $  2,825,232
 #*Lam Research Corp.................................................    50,888    2,352,043
   Linear Technology Corp............................................    72,898    2,660,777
  *LSI Corp..........................................................   172,318    1,126,960
   Mastercard, Inc. Class A..........................................    33,095   18,299,218
   Microchip Technology, Inc.........................................    61,237    2,230,252
  *Micron Technology, Inc............................................   320,280    3,017,038
   Microsoft Corp.................................................... 2,363,005   78,215,465
  #Molex, Inc........................................................    43,395    1,196,400
   Motorola Solutions, Inc...........................................    86,508    4,948,258
  *NetApp, Inc.......................................................   112,970    3,941,523
   NVIDIA Corp.......................................................   195,861    2,697,006
   Oracle Corp....................................................... 1,157,504   37,942,981
  #Paychex, Inc......................................................   101,467    3,694,413
   QUALCOMM, Inc.....................................................   538,553   33,185,636
  *Red Hat, Inc......................................................    60,557    2,902,497
  #SAIC, Inc.........................................................    88,942    1,328,793
 #*Salesforce.com, Inc...............................................   168,927    6,944,589
  *SanDisk Corp......................................................    75,807    3,975,319
  #Seagate Technology P.L.C..........................................   100,112    3,674,110
  *Symantec Corp.....................................................   216,028    5,249,480
   TE Connectivity, Ltd..............................................   131,731    5,736,885
  *Teradata Corp.....................................................    51,970    2,654,108
 #*Teradyne, Inc.....................................................    59,654      980,712
  #Texas Instruments, Inc............................................   346,298   12,539,451
   Total System Services, Inc........................................    50,366    1,189,645
 #*VeriSign, Inc.....................................................    47,820    2,203,067
   Visa, Inc. Class A................................................   161,649   27,231,391
   Western Digital Corp..............................................    67,893    3,753,125
  #Western Union Co. (The)...........................................   178,281    2,640,342
   Xerox Corp........................................................   383,615    3,291,417
   Xilinx, Inc.......................................................    81,987    3,108,127
  *Yahoo!, Inc.......................................................   303,780    7,512,479
                                                                                ------------
Total Information Technology.........................................            796,094,195
                                                                                ------------
Materials -- (3.1%)
  #Air Products & Chemicals, Inc.....................................    65,080    5,659,357
   Airgas, Inc.......................................................    21,416    2,069,856
  #Alcoa, Inc........................................................   335,183    2,849,056
  #Allegheny Technologies, Inc.......................................    33,688      908,902
   Ball Corp.........................................................    46,842    2,066,669
  #Bemis Co., Inc....................................................    32,285    1,270,415
   CF Industries Holdings, Inc.......................................    19,748    3,683,199
  #Cliffs Natural Resources, Inc.....................................    47,489    1,013,415
   Dow Chemical Co. (The)............................................   377,511   12,801,398
   Eastman Chemical Co...............................................    48,258    3,216,396
   Ecolab, Inc.......................................................    83,209    7,041,146
   EI du Pont de Nemours & Co........................................   292,855   15,963,526
   FMC Corp..........................................................    43,153    2,619,387
  #Freeport-McMoRan Copper & Gold, Inc...............................   297,633    9,056,972
   International Flavors & Fragrances, Inc...........................    25,566    1,973,440
   International Paper Co............................................   138,298    6,497,240

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Materials -- (Continued)
   LyondellBasell Industries NV Class A..............................   119,018 $  7,224,393
   MeadWestvaco Corp.................................................    55,063    1,898,572
   Monsanto Co.......................................................   167,952   17,940,633
   Mosaic Co. (The)..................................................    86,732    5,341,824
   Newmont Mining Corp...............................................   155,703    5,044,777
   Nucor Corp........................................................    99,577    4,343,549
  *Owens-Illinois, Inc...............................................    51,429    1,351,554
  #PPG Industries, Inc...............................................    44,775    6,588,193
   Praxair, Inc......................................................    92,841   10,611,726
   Sealed Air Corp...................................................    60,996    1,349,232
   Sherwin-Williams Co. (The)........................................    26,901    4,925,842
  #Sigma-Aldrich Corp................................................    37,754    2,970,862
  #United States Steel Corp..........................................    45,225      805,005
   Vulcan Materials Co...............................................    40,708    2,030,515
                                                                                ------------
Total Materials......................................................            151,117,051
                                                                                ------------
Telecommunication Services -- (2.8%)
   AT&T, Inc......................................................... 1,721,362   64,482,220
  #CenturyLink, Inc..................................................   196,166    7,369,957
 #*Crown Castle International Corp...................................    91,893    7,075,761
  #Frontier Communications Corp......................................   312,912    1,301,714
 #*Sprint Nextel Corp................................................   943,735    6,653,332
   Verizon Communications, Inc.......................................   895,935   48,299,856
  #Windstream Corp...................................................   185,089    1,576,958
                                                                                ------------
Total Telecommunication Services.....................................            136,759,798
                                                                                ------------
Utilities -- (3.3%)
   AES Corp..........................................................   194,023    2,689,159
  #AGL Resources, Inc................................................    36,948    1,620,170
   Ameren Corp.......................................................    76,054    2,756,958
   American Electric Power Co., Inc..................................   152,234    7,829,395
   CenterPoint Energy, Inc...........................................   134,055    3,308,477
  #CMS Energy Corp...................................................    83,016    2,485,499
  #Consolidated Edison, Inc..........................................    91,803    5,843,261
   Dominion Resources, Inc...........................................   180,646   11,142,245
  #DTE Energy Co.....................................................    54,084    3,941,642
   Duke Energy Corp..................................................   220,876   16,609,875
   Edison International..............................................   102,126    5,494,379
   Entergy Corp......................................................    55,823    3,976,272
  #Exelon Corp.......................................................   268,008   10,052,980
  #FirstEnergy Corp..................................................   131,091    6,108,841
  #Integrys Energy Group, Inc........................................    24,574    1,512,775
   NextEra Energy, Inc...............................................   132,862   10,898,670
   NiSource, Inc.....................................................    97,543    2,997,496
   Northeast Utilities...............................................    98,530    4,466,365
   NRG Energy, Inc...................................................   101,297    2,823,147
  #ONEOK, Inc........................................................    64,237    3,299,212
  #Pepco Holdings, Inc...............................................    77,798    1,758,235
  #PG&E Corp.........................................................   137,492    6,660,113
  #Pinnacle West Capital Corp........................................    34,402    2,095,082
   PPL Corp..........................................................   182,695    6,098,359
   Public Service Enterprise Group, Inc..............................   158,594    5,806,126

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
 Utilities -- (Continued)
    SCANA Corp.......................................     43,601 $    2,363,174
    Sempra Energy....................................     70,921      5,875,805
   #Southern Co. (The)...............................    272,381     13,136,936
   #TECO Energy, Inc.................................     64,014      1,224,588
   #Wisconsin Energy Corp............................     71,781      3,225,838
    Xcel Energy, Inc.................................    153,053      4,865,555
                                                                 --------------
 Total Utilities.....................................               162,966,629
                                                                 --------------
 TOTAL COMMON STOCKS.................................             4,460,859,151
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional Liquid Reserves....... 42,543,274     42,543,274
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
 SECURITIES LENDING COLLATERAL -- (8.3%)
 (S)@++ DFA Short Term Investment Fund............... 35,470,037    410,388,323
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $2,949,024,491).            $4,913,790,748
                                                                 ==============

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                                        SHARES       VALUE+
                                                                      ---------- --------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.9%)
  #Autoliv, Inc......................................................     39,769 $    3,039,147
  #Best Buy Co., Inc.................................................     18,980        493,290
   Carnival Corp.....................................................  2,385,423     82,320,948
   CBS Corp. Class A.................................................      7,236        331,698
   CBS Corp. Class B.................................................     36,528      1,672,252
   Comcast Corp. Class A............................................. 10,008,890    413,367,157
   Comcast Corp. Special Class A.....................................  3,843,964    151,029,346
   Dillard's, Inc. Class A...........................................    112,692      9,286,948
  #DR Horton, Inc....................................................    782,660     20,411,773
  #GameStop Corp. Class A............................................    598,147     20,875,330
  #Gannett Co., Inc..................................................    236,540      4,768,646
 #*General Motors Co.................................................  2,302,737     71,016,409
 #*Hyatt Hotels Corp. Class A........................................     26,622      1,136,227
  #JC Penney Co., Inc................................................  1,068,585     17,546,166
   Johnson Controls, Inc.............................................    168,677      5,905,382
  #Kohl's Corp.......................................................     38,274      1,801,174
  #Lear Corp.........................................................     53,423      3,086,781
  #Lennar Corp. Class A..............................................    565,943     23,328,170
   Lennar Corp. Class B..............................................      4,312        140,614
  *Liberty Interactive Corp. Class A.................................  2,586,058     55,057,175
  *Liberty Ventures Series A.........................................    122,067      8,968,263
  *Madison Square Garden Co. (The) Class A...........................      5,030        303,158
 #*MGM Resorts International.........................................  2,389,018     33,732,934
  *Mohawk Industries, Inc............................................    365,371     40,512,336
  #News Corp. Class A................................................  2,241,856     69,430,280
  #News Corp. Class B................................................  1,484,251     46,189,891
 #*Orchard Supply Hardware Stores Corp. Class A......................     19,473         38,557
 #*Penn National Gaming, Inc.........................................    286,620     16,781,601
   Royal Caribbean Cruises, Ltd......................................  1,043,290     38,111,384
  #Sears Canada, Inc.................................................    188,040      1,761,747
 #*Sears Holdings Corp...............................................    530,407     27,231,095
   Service Corp. International/US....................................    219,283      3,701,497
  #Staples, Inc......................................................  1,175,834     15,568,042
   Time Warner Cable, Inc............................................  1,921,256    180,386,726
   Time Warner, Inc..................................................  4,853,977    290,170,745
 #*Toll Brothers, Inc................................................    329,804     11,315,575
  *TRW Automotive Holdings Corp......................................     18,951      1,138,387
  #Washington Post Co. (The) Class B.................................     32,261     14,302,592
   Whirlpool Corp....................................................    219,325     25,064,461
   Wyndham Worldwide Corp............................................    202,234     12,150,219
                                                                                 --------------
Total Consumer Discretionary.........................................             1,723,474,123
                                                                                 --------------
Consumer Staples -- (7.4%)
   Archer-Daniels-Midland Co.........................................  3,155,848    107,109,481
   Beam, Inc.........................................................     69,924      4,524,782
   Bunge, Ltd........................................................    553,069     39,937,113
  *Constellation Brands, Inc. Class A................................    933,566     46,071,482
  *Constellation Brands, Inc. Class B................................        153          7,491
   CVS Caremark Corp.................................................  6,004,478    349,340,530
   JM Smucker Co. (The)..............................................    539,640     55,707,037
   Kraft Foods Group, Inc............................................    789,819     40,667,780

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                       SHARES       VALUE+
                                                                      --------- --------------
Consumer Staples -- (Continued)
   Molson Coors Brewing Co. Class B..................................   763,563 $   39,399,851
   Mondelez International, Inc. Class A.............................. 7,330,703    230,550,609
  #Safeway, Inc...................................................... 1,082,518     24,378,305
  *Smithfield Foods, Inc.............................................   756,389     19,363,559
   Tyson Foods, Inc. Class A......................................... 1,426,374     35,131,592
  #Walgreen Co.......................................................    15,467        765,771
                                                                                --------------
Total Consumer Staples...............................................              992,955,383
                                                                                --------------
Energy -- (19.5%)
   Anadarko Petroleum Corp........................................... 2,478,744    210,098,341
   Apache Corp....................................................... 1,208,836     89,308,804
 #*Atwood Oceanics, Inc..............................................     4,143        203,214
   Baker Hughes, Inc.................................................   699,019     31,728,472
  #Chesapeake Energy Corp............................................ 3,251,150     63,527,471
   Chevron Corp...................................................... 3,863,466    471,381,487
   Cimarex Energy Co.................................................    44,015      3,221,018
   ConocoPhillips.................................................... 5,899,107    356,601,018
  *Denbury Resources, Inc............................................ 1,418,579     25,378,378
  #Devon Energy Corp................................................. 1,094,855     60,282,716
   EOG Resources, Inc................................................   179,823     21,787,355
  #Helmerich & Payne, Inc............................................   513,387     30,094,746
  #Hess Corp......................................................... 1,567,373    113,132,983
   HollyFrontier Corp................................................   247,434     12,235,611
   Marathon Oil Corp................................................. 3,447,108    112,617,018
   Marathon Petroleum Corp........................................... 1,791,952    140,417,359
  #Murphy Oil Corp...................................................   728,510     45,233,186
   Nabors Industries, Ltd............................................ 1,355,841     20,052,888
   National Oilwell Varco, Inc....................................... 1,661,481    108,361,791
  *Newfield Exploration Co...........................................    13,842        301,617
   Noble Corp........................................................   563,513     21,131,738
  #Noble Energy, Inc.................................................    42,446      4,808,707
   Occidental Petroleum Corp......................................... 1,349,242    120,433,341
   Patterson-UTI Energy, Inc.........................................   732,485     15,448,109
   Peabody Energy Corp...............................................    99,715      2,000,283
   Phillips 66....................................................... 2,926,797    178,388,277
   Pioneer Natural Resources Co......................................   331,087     40,468,764
  *Plains Exploration & Production Co................................   664,529     30,036,711
   QEP Resources, Inc................................................   436,302     12,526,230
  *Rowan Cos. P.L.C. Class A.........................................   595,894     19,384,432
  *Superior Energy Services, Inc.....................................    53,220      1,468,340
   Tesoro Corp.......................................................   605,336     32,324,942
  #Tidewater, Inc....................................................   227,025     11,907,461
  *Transocean, Ltd................................................... 1,261,179     64,912,883
   Valero Energy Corp................................................ 2,806,975    113,177,232
  *Weatherford International, Ltd.................................... 1,009,406     12,910,303
  *Whiting Petroleum Corp............................................   151,243      6,730,314
                                                                                --------------
Total Energy.........................................................            2,604,023,540
                                                                                --------------
Financials -- (23.1%)
   Allied World Assurance Co. Holdings AG............................   188,355     17,104,518
   Allstate Corp. (The)..............................................   788,418     38,837,471
   Alterra Capital Holdings, Ltd.....................................    27,565        897,241

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                        SHARES       VALUE+
                                                                      ---------- --------------
Financials -- (Continued)
  *American Capital, Ltd.............................................    802,500 $   12,141,825
   American Financial Group, Inc.....................................    491,543     23,726,781
  *American International Group, Inc.................................  6,622,622    274,309,003
   American National Insurance Co....................................     70,315      6,611,719
   Assurant, Inc.....................................................    396,269     18,838,628
   Assured Guaranty, Ltd.............................................     29,746        613,660
   Axis Capital Holdings, Ltd........................................    613,817     27,394,653
  #Bank of America Corp.............................................. 38,925,898    479,177,804
  #Bank of New York Mellon Corp. (The)...............................  3,040,229     85,795,262
   Capital One Financial Corp........................................  1,100,720     63,599,602
  *CIT Group, Inc....................................................     84,121      3,575,984
   Citigroup, Inc.................................................... 10,372,454    483,978,704
  #CME Group, Inc....................................................  1,599,345     97,336,137
   CNA Financial Corp................................................    666,819     22,478,468
  #Comerica, Inc.....................................................      5,333        193,321
  *E*TRADE Financial Corp............................................     76,389        786,043
   Everest Re Group, Ltd.............................................    189,760     25,615,702
  #First Niagara Financial Group, Inc................................     53,740        511,067
  *Genworth Financial, Inc. Class A..................................  2,390,330     23,975,010
   Goldman Sachs Group, Inc. (The)...................................    786,395    114,868,718
   Hartford Financial Services Group, Inc............................  2,129,813     59,826,447
   Hudson City Bancorp, Inc..........................................     74,986        623,134
  #JPMorgan Chase & Co...............................................  3,775,507    185,037,598
  #KeyCorp...........................................................  3,863,464     38,518,736
  #Legg Mason, Inc...................................................    659,937     21,025,593
  #Lincoln National Corp.............................................  1,442,787     49,069,186
   Loews Corp........................................................  2,050,343     91,588,822
   MetLife, Inc......................................................  4,759,859    185,586,902
   Morgan Stanley....................................................  6,429,315    142,409,327
   NASDAQ OMX Group, Inc. (The)......................................    815,514     24,041,353
  #NYSE Euronext.....................................................     89,026      3,455,099
   Old Republic International Corp...................................  1,267,693     17,113,855
   PartnerRe, Ltd....................................................    193,939     18,296,205
  #People's United Financial, Inc....................................    136,346      1,794,313
  #PNC Financial Services Group, Inc. (The)..........................     58,440      3,966,907
  #Principal Financial Group, Inc....................................    472,548     17,058,983
   Prudential Financial, Inc.........................................  2,287,609    138,217,336
   Regions Financial Corp............................................  5,736,388     48,701,934
   Reinsurance Group of America, Inc.................................    363,743     22,752,125
  #SunTrust Banks, Inc...............................................  2,564,707     75,017,680
   Unum Group........................................................  1,374,339     38,330,315
   Validus Holdings, Ltd.............................................    162,943      6,291,229
  #XL Group P.L.C....................................................  1,435,288     44,694,868
   Zions BanCorp.....................................................    777,171     19,133,950
                                                                                 --------------
Total Financials.....................................................             3,074,919,218
                                                                                 --------------
Health Care -- (7.5%)
  #Aetna, Inc........................................................  1,693,713     97,286,875
  *Bio-Rad Laboratories, Inc. Class A................................      1,222        146,334
  *Boston Scientific Corp............................................  6,689,559     50,104,797
  *CareFusion Corp...................................................    917,825     30,692,068
   Cigna Corp........................................................    360,321     23,842,440
   Community Health Systems, Inc.....................................      7,703        351,026

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                        SHARES      VALUE+
                                                                      ---------- ------------
Health Care -- (Continued)
   Coventry Health Care, Inc.........................................    670,877 $ 33,241,955
  *Forest Laboratories, Inc..........................................    419,797   15,704,606
  *Hologic, Inc......................................................  1,229,548   25,045,893
 #*Hospira, Inc......................................................     23,305      771,862
   Humana, Inc.......................................................    698,778   51,786,437
  *Life Technologies Corp............................................    112,073    8,258,659
   Omnicare, Inc.....................................................    574,710   25,155,057
   PerkinElmer, Inc..................................................    288,919    8,855,367
   Pfizer, Inc.......................................................  9,837,358  285,971,997
  #Teleflex, Inc.....................................................     91,713    7,165,537
   Thermo Fisher Scientific, Inc.....................................  1,932,026  155,875,858
   UnitedHealth Group, Inc...........................................    741,485   44,437,196
   Universal Health Services, Inc. Class B...........................      8,413      560,222
  #WellPoint, Inc....................................................  1,824,634  133,052,311
                                                                                 ------------
Total Health Care....................................................             998,306,497
                                                                                 ------------
Industrials -- (12.0%)
   ADT Corp. (The)...................................................    686,732   29,968,984
  *AECOM Technology Corp.............................................      9,284      269,886
  #AGCO Corp.........................................................    253,578   13,503,028
   CNH Global NV.....................................................      6,633      272,815
   CSX Corp..........................................................  5,517,066  135,664,653
   Eaton Corp. P.L.C.................................................    692,188   42,507,265
 #*Engility Holdings, Inc............................................     65,200    1,562,192
   FedEx Corp........................................................    173,312   16,293,061
 #*Fortune Brands Home & Security, Inc...............................    699,657   25,460,518
   General Dynamics Corp.............................................    235,904   17,447,460
  #General Electric Co............................................... 19,480,526  434,220,925
 #*Hertz Global Holdings, Inc........................................  1,017,021   24,489,866
  #Ingersoll-Rand P.L.C..............................................    235,365   12,662,637
 #*Jacobs Engineering Group, Inc.....................................     98,508    4,972,684
   KBR, Inc..........................................................     40,646    1,222,632
  #Kennametal, Inc...................................................     20,362      814,276
  #L-3 Communications Holdings, Inc..................................    407,736   33,128,550
   Manpowergroup, Inc................................................     15,678      833,442
   Norfolk Southern Corp.............................................  1,681,939  130,215,717
  #Northrop Grumman Corp.............................................  1,364,645  103,358,212
  *Owens Corning.....................................................    579,048   24,354,759
   Pentair, Ltd......................................................    486,116   26,420,405
  *Quanta Services, Inc..............................................    554,686   15,242,771
  #Regal-Beloit Corp.................................................      6,550      514,961
  #Republic Services, Inc............................................  1,124,706   38,329,980
   Southwest Airlines Co.............................................  3,905,821   53,509,748
   SPX Corp..........................................................     22,870    1,704,044
   Stanley Black & Decker, Inc.......................................    551,768   41,277,764
   Trinity Industries, Inc...........................................     16,136      681,101
   Triumph Group, Inc................................................     82,311    6,576,649
   Tyco International, Ltd...........................................    749,272   24,066,617
   Union Pacific Corp................................................  2,173,679  321,617,545
 #*United Rentals, Inc...............................................     59,353    3,122,561
   URS Corp..........................................................    378,541   16,625,521
   Waste Connections, Inc............................................      8,626      327,357

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                       SHARES       VALUE+
                                                                      --------- --------------
Industrials -- (Continued)
 #*WESCO International, Inc..........................................     7,079 $      507,493
                                                                                --------------
Total Industrials....................................................            1,603,748,079
                                                                                --------------
Information Technology -- (4.7%)
   Activision Blizzard, Inc.......................................... 2,620,144     39,171,153
   AOL, Inc..........................................................    60,911      2,353,601
  *Arrow Electronics, Inc............................................   568,882     22,317,241
  *Avnet, Inc........................................................   711,662     23,306,930
  *Brocade Communications Systems, Inc...............................   363,088      2,113,172
   Computer Sciences Corp............................................   783,742     36,718,313
   Corning, Inc...................................................... 3,856,600     55,920,700
   Fidelity National Information Services, Inc....................... 1,328,465     55,861,953
 #*First Solar, Inc..................................................    12,149        565,657
  #Hewlett-Packard Co................................................ 5,006,539    103,134,703
   IAC/InterActiveCorp...............................................   271,160     12,763,501
  *Ingram Micro, Inc. Class A........................................   741,670     13,209,143
  #Jabil Circuit, Inc................................................     8,210        146,138
  *Juniper Networks, Inc.............................................   547,475      9,060,711
 #*Lam Research Corp.................................................   115,753      5,350,104
   Marvell Technology Group, Ltd.....................................   150,218      1,616,346
  *Micron Technology, Inc............................................ 3,654,213     34,422,686
  #Molex, Inc........................................................    12,162        335,306
   Molex, Inc. Class A...............................................     1,663         38,765
  #NVIDIA Corp.......................................................   229,588      3,161,427
  #SAIC, Inc.........................................................   146,538      2,189,278
 #*SanDisk Corp......................................................   139,356      7,307,829
   TE Connectivity, Ltd..............................................    16,236        707,078
   Western Digital Corp..............................................   902,209     49,874,113
   Xerox Corp........................................................ 5,490,094     47,105,007
  *Yahoo!, Inc....................................................... 4,116,468    101,800,254
                                                                                --------------
Total Information Technology.........................................              630,551,109
                                                                                --------------
Materials -- (3.3%)
  #Alcoa, Inc........................................................ 5,212,834     44,309,089
   Ashland, Inc......................................................   376,837     32,110,281
  #Cliffs Natural Resources, Inc.....................................   147,736      3,152,686
   Cytec Industries, Inc.............................................    69,176      5,040,163
   Domtar Corp.......................................................   164,843     11,458,237
   Dow Chemical Co. (The)............................................   242,048      8,207,848
  #Freeport-McMoRan Copper & Gold, Inc............................... 2,348,639     71,469,085
   International Paper Co............................................ 2,224,458    104,505,037
   MeadWestvaco Corp.................................................   848,260     29,248,005
  #Mosaic Co. (The)..................................................   217,589     13,401,307
  #Newmont Mining Corp...............................................   381,443     12,358,753
   Nucor Corp........................................................   591,895     25,818,460
   Reliance Steel & Aluminum Co......................................   363,907     23,679,428
   Rock Tenn Co. Class A.............................................    91,221      9,134,871
   Sealed Air Corp...................................................   311,965      6,900,666
   Steel Dynamics, Inc...............................................   893,527     13,438,646
   Vulcan Materials Co...............................................   576,439     28,752,777

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                       SHARES        VALUE+
                                                                      ---------- ---------------
Materials -- (Continued)
   Westlake Chemical Corp............................................      2,222 $       184,737
                                                                                 ---------------
Total Materials......................................................                443,170,076
                                                                                 ---------------
Telecommunication Services -- (5.4%)
   AT&T, Inc......................................................... 13,051,893     488,923,912
  #CenturyLink, Inc..................................................  2,353,137      88,407,357
  #Frontier Communications Corp......................................  1,836,528       7,639,956
  *MetroPCS Communications, Inc......................................  1,453,136      17,205,130
  *Sprint Nextel Corp................................................ 13,961,200      98,426,460
   Telephone & Data Systems, Inc.....................................    402,224       9,025,907
 #*United States Cellular Corp.......................................    261,250      10,042,450
  #Windstream Corp...................................................     46,951         400,023
                                                                                 ---------------
Total Telecommunication Services                                                     720,071,195
                                                                                 ---------------
Utilities -- (0.4%)
   NRG Energy, Inc...................................................  1,633,752      45,532,668
   UGI Corp..........................................................     21,172         867,629
                                                                                 ---------------
Total Utilities......................................................                 46,400,297
                                                                                 ---------------
TOTAL COMMON STOCKS..................................................             12,837,619,517
                                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves........................ 37,139,776      37,139,776
                                                                                 ---------------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT
                                                                        (000)
                                                                      ----------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@ DFA Short Term Investment Fund.................................. 40,224,004     465,391,729
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,150,048,349)..................            $13,340,151,022
                                                                                 ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                                       SHARES     VALUE++
                                                                      --------- ------------
COMMON STOCKS -- (88.0%)
   AUSTRALIA -- (5.0%)
 #*Alumina, Ltd...................................................... 3,614,178 $  3,614,159
 #*Alumina, Ltd. Sponsored ADR.......................................   172,484      689,936
  #Amcor, Ltd. Sponsored ADR.........................................    39,142    1,602,865
   Asciano, Ltd...................................................... 2,038,775   11,421,707
   Atlas Iron, Ltd...................................................    63,084       54,872
   Bank of Queensland, Ltd...........................................   605,906    6,307,770
  #Bendigo and Adelaide Bank, Ltd....................................   903,546   10,369,990
 #*BlueScope Steel, Ltd..............................................   478,016    2,461,412
  #Boral, Ltd........................................................ 1,608,469    8,348,882
   Caltex Australia, Ltd.............................................   341,805    7,635,279
  #Downer EDI, Ltd...................................................   328,846    1,676,477
   Echo Entertainment Group, Ltd..................................... 1,832,302    6,876,616
   GrainCorp, Ltd. Class A...........................................   745,945    9,910,648
  #Harvey Norman Holdings, Ltd.......................................   991,617    3,087,085
   Incitec Pivot, Ltd................................................ 4,149,937   12,452,087
   Insurance Australia Group, Ltd.................................... 1,103,362    6,661,646
   Lend Lease Group..................................................   805,101    8,998,607
   Macquarie Group, Ltd..............................................   735,198   29,909,110
   National Australia Bank, Ltd......................................   767,550   27,085,216
   New Hope Corp., Ltd...............................................    58,484      226,988
   Newcrest Mining, Ltd..............................................   551,252    9,657,055
   Origin Energy, Ltd................................................ 2,528,225   32,367,292
   OZ Minerals, Ltd..................................................   498,564    2,234,650
  #Primary Health Care, Ltd..........................................   417,406    2,281,258
  *Qantas Airways, Ltd............................................... 2,850,317    5,617,352
  #QBE Insurance Group, Ltd..........................................   298,674    4,145,281
  #Rio Tinto, Ltd....................................................   120,548    7,015,621
   Santos, Ltd....................................................... 2,166,939   27,834,468
   Seven Group Holdings, Ltd.........................................   361,999    3,490,778
   Seven West Media, Ltd.............................................    46,084       95,635
  #Sims Metal Management, Ltd........................................   209,772    2,104,346
  #Sims Metal Management, Ltd. Sponsored ADR.........................   124,013    1,238,890
   Suncorp Group, Ltd................................................ 3,736,013   50,317,710
   Tabcorp Holdings, Ltd............................................. 1,777,555    6,362,926
   Tatts Group, Ltd.................................................. 3,356,237   11,381,702
  #Toll Holdings, Ltd................................................ 1,325,037    7,838,862
   Treasury Wine Estates, Ltd........................................ 1,144,329    6,935,703
   Washington H Soul Pattinson & Co., Ltd............................   113,801    1,713,518
   Wesfarmers, Ltd................................................... 2,584,670  116,279,925
                                                                                ------------
TOTAL AUSTRALIA......................................................            458,304,324
                                                                                ------------
AUSTRIA -- (0.2%)
  *Erste Group Bank AG...............................................   342,508   10,735,458
   OMV AG............................................................   210,056    9,867,296
   #Raiffeisen Bank International AG.................................    57,158    2,017,680
                                                                                ------------
TOTAL AUSTRIA........................................................             22,620,434
                                                                                ------------
BELGIUM -- (1.1%)
  #Ageas.............................................................   508,017   18,605,226
  #Belgacom SA.......................................................    52,454    1,207,646

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- -----------
BELGIUM -- (Continued)
   D'ieteren SA......................................................     1,857 $    85,550
   Delhaize Group SA.................................................   235,124  14,712,498
  #Delhaize Group SA Sponsored ADR...................................    52,900   3,306,779
   KBC Groep NV......................................................   393,886  15,417,064
   Solvay SA.........................................................   180,191  26,400,161
  #UCB SA............................................................   292,847  17,283,322
                                                                                -----------
TOTAL BELGIUM........................................................            97,018,246
                                                                                -----------
CANADA -- (8.7%)
   Aimia, Inc........................................................   183,964   2,903,397
   Astral Media, Inc. Class A........................................    37,438   1,820,896
  #AuRico Gold, Inc..................................................   404,755   2,092,583
   Barrick Gold Corp................................................. 1,551,822  30,586,412
  #Bell Aliant, Inc..................................................   162,757   4,352,249
   Bonavista Energy Corp.............................................    21,258     336,558
   Cameco Corp. (13321L108)..........................................   112,600   2,196,826
   Cameco Corp. (2166160)............................................   506,586   9,875,775
   Canadian Natural Resources, Ltd. (136385101)......................   600,503  17,618,758
   Canadian Natural Resources, Ltd. (2171573)........................ 1,849,320  54,243,293
  #Canadian Tire Corp., Ltd. Class A.................................   214,347  15,786,935
   Centerra Gold, Inc................................................    19,843      82,921
  #Crescent Point Energy Corp........................................   203,430   7,770,099
   Eldorado Gold Corp. (284902103)...................................   109,318     865,799
   Eldorado Gold Corp. (2307873).....................................   175,726   1,390,179
   Empire Co., Ltd...................................................    65,500   4,453,571
  #Enerplus Corp.....................................................   395,129   5,577,184
   Ensign Energy Services, Inc.......................................   452,198   7,612,564
   Fairfax Financial Holdings, Ltd...................................    54,622  21,912,235
   First Quantum Minerals, Ltd.......................................   388,324   6,780,104
   Genworth MI Canada, Inc...........................................    84,524   2,101,669
  #George Weston, Ltd................................................   132,852  10,234,397
   Goldcorp, Inc. (2676302).......................................... 1,686,234  49,911,656
   Goldcorp, Inc. (380956409)........................................    23,874     706,193
  #Husky Energy, Inc.................................................   839,318  24,260,202
   IAMGOLD Corp. (450913108).........................................   573,940   3,082,058
   IAMGOLD Corp. (2446646)...........................................   231,424   1,242,745
   Industrial Alliance Insurance & Financial Services, Inc...........   168,485   6,224,638
   Kinross Gold Corp................................................. 2,678,826  14,598,000
  #Loblaw Cos., Ltd..................................................   221,495   9,398,890
 #*Lundin Mining Corp................................................ 1,008,210   3,962,987
   Magna International, Inc..........................................   583,936  35,124,842
  #Manulife Financial Corp........................................... 4,587,163  67,797,764
  *Osisko Mining Corp................................................     6,000      25,311
   Pacific Rubiales Energy Corp......................................    99,193   2,097,187
  #Pan American Silver Corp. (697900108).............................   118,576   1,565,203
   Pan American Silver Corp. (2669272)...............................   131,923   1,735,054
  #Pengrowth Energy Corp.............................................   689,605   3,518,358
  #Penn West Petroleum, Ltd.......................................... 1,011,032   9,333,066
  #PetroBakken Energy, Ltd...........................................    62,701     535,241
   Precision Drilling Corp...........................................   706,616   5,730,362
  #Progressive Waste Solutions, Ltd..................................   122,391   2,727,359
   Quebecor, Inc. Class B............................................    72,190   3,360,674

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
CANADA -- (Continued)
 #*Research In Motion, Ltd. (760975102)..............................   477,288 $  7,775,022
 #*Research In Motion, Ltd. (2117265)................................   435,600    7,134,250
  #Sun Life Financial, Inc........................................... 1,565,269   44,155,983
   Suncor Energy, Inc................................................ 3,750,370  116,928,008
  #Talisman Energy, Inc.............................................. 2,444,889   29,315,856
   Teck Resources, Ltd. Class A......................................     4,115      116,369
  #Teck Resources, Ltd. Class B...................................... 1,483,730   39,469,913
  #Thomson Reuters Corp.............................................. 1,832,184   61,378,937
  #TransAlta Corp....................................................   602,148    8,851,866
   Trican Well Service, Ltd..........................................     6,065       79,225
  *Turquoise Hill Resources, Ltd. (900435108)........................    63,691      447,748
 #*Turquoise Hill Resources, Ltd. (B7WJ1F5)..........................   136,558      962,392
 #*Uranium One, Inc..................................................   632,800    1,758,737
  #West Fraser Timber Co., Ltd.......................................    61,827    5,398,087
   Westjet Airlines, Ltd.............................................     1,000       24,557
   Yamana Gold, Inc.................................................. 1,425,140   17,640,077
                                                                                ------------
TOTAL CANADA.........................................................            798,969,221
                                                                                ------------
DENMARK -- (1.2%)
   AP Moeller--Maersk A.S. Class A...................................       900    6,160,119
   AP Moeller--Maersk A.S. Class B...................................     3,855   27,451,437
   Carlsberg A.S. Class B............................................   334,440   31,092,326
  *Danske Bank A.S................................................... 1,678,386   31,783,282
  #FLSmidth & Co. A.S................................................    23,118    1,347,391
   H Lundbeck A.S....................................................   135,698    2,717,161
   Rockwool International A.S. Class A...............................        62        8,161
   Rockwool International A.S. Class B...............................     1,631      215,843
   TDC A.S........................................................... 1,008,307    8,182,438
                                                                                ------------
TOTAL DENMARK........................................................            108,958,158
                                                                                ------------
FINLAND -- (0.5%)
   Kesko Oyj Class A.................................................       662       21,053
  #Kesko Oyj Class B.................................................   138,917    4,170,899
   Neste Oil Oyj.....................................................    69,191    1,080,474
  #Nokia Oyj......................................................... 4,254,629   14,294,215
  #Sampo Class A.....................................................    67,852    2,715,090
  #Stora Enso Oyj Class R............................................ 1,455,180   10,148,434
   Stora Enso Oyj Sponsored ADR......................................    91,500      629,520
  #UPM-Kymmene Oyj................................................... 1,403,467   14,775,268
   UPM-Kymmene Oyj Sponsored ADR.....................................    69,300      723,492
                                                                                ------------
TOTAL FINLAND........................................................             48,558,445
                                                                                ------------
FRANCE -- (8.2%)
   Arkema SA.........................................................    42,863    4,018,313
  #AXA SA............................................................ 4,004,754   74,995,536
   AXA SA Sponsored ADR..............................................   140,900    2,627,785
   BNP Paribas SA.................................................... 1,973,903  110,060,678
   Bollore SA........................................................    22,288    9,395,576
  #Bouygues SA.......................................................   305,569    8,538,477
   Cap Gemini SA.....................................................   324,351   14,954,567
  #Casino Guichard Perrachon SA......................................   142,758   15,441,268

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
FRANCE -- (Continued)
   Cie de St-Gobain.................................................. 1,039,077 $ 41,613,919
  *Cie Generale de Geophysique--Veritas..............................   304,853    6,594,771
   Cie Generale de Geophysique--Veritas Sponsored ADR................   141,089    3,012,250
   Cie Generale des Etablissements Michelin..........................   349,857   29,584,587
  #Ciments Francais SA...............................................    26,702    1,458,417
  #CNP Assurances....................................................   345,228    4,893,046
  *Credit Agricole SA................................................ 2,838,495   26,002,533
  #Eiffage SA........................................................    31,691    1,405,439
   Electricite de France SA..........................................   498,285   11,155,529
   Eramet............................................................     5,005      537,156
   France Telecom SA................................................. 3,875,091   41,383,566
  #GDF Suez.......................................................... 3,247,971   69,637,459
   Groupe Eurotunnel SA..............................................   746,306    6,252,726
   Lafarge SA........................................................   505,082   32,697,554
   Lagardere SCA.....................................................   243,906    9,065,494
   Natixis........................................................... 2,034,211    8,916,932
   Renault SA........................................................   500,585   34,547,781
   Rexel SA..........................................................   254,866    5,613,390
  #SCOR SE...........................................................   195,156    5,922,920
  *Societe Generale SA............................................... 1,823,515   66,242,789
   STMicroelectronics NV............................................. 1,542,301   13,419,528
   Thales SA.........................................................    27,549    1,197,053
   Vallourec SA......................................................    52,828    2,535,496
   Vivendi SA........................................................ 3,686,124   83,497,667
                                                                                ------------
TOTAL FRANCE.........................................................            747,220,202
                                                                                ------------
GERMANY -- (7.4%)
  #Allianz SE........................................................   517,629   76,567,951
  #Allianz SE ADR.................................................... 2,811,910   41,475,672
   Bayerische Motoren Werke AG.......................................   663,299   61,335,322
  #Celesio AG........................................................   108,168    2,141,829
 #*Commerzbank AG....................................................   662,633    8,943,427
   Daimler AG........................................................ 2,088,586  115,801,750
  #Deutsche Bank AG (D18190898)......................................   511,964   23,575,942
   Deutsche Bank AG (5750355)........................................ 1,538,807   70,835,958
   Deutsche Lufthansa AG.............................................   464,311    9,296,617
   Deutsche Telekom AG............................................... 2,858,403   33,855,333
  #Deutsche Telekom AG Sponsored ADR................................. 3,099,741   36,886,918
  #E.ON SE........................................................... 3,592,972   65,250,322
   Fraport AG Frankfurt Airport Services Worldwide...................    37,336    2,233,881
   GEA Group AG......................................................     4,719      159,907
   Hannover Rueckversicherung SE.....................................       870       73,607
  #HeidelbergCement AG...............................................   243,824   17,601,265
  *Hochtief AG.......................................................     8,149      566,975
   Metro AG..........................................................    29,254      913,696
  #Muenchener Rueckversicherungs AG..................................   395,244   79,169,861
   RWE AG............................................................   392,339   14,139,610
   SCA Hygiene Products SE...........................................     3,195    2,064,289
   Volkswagen AG.....................................................    62,518   12,180,889
  #Wacker Chemie AG..................................................     1,454      111,281
                                                                                ------------
TOTAL GERMANY........................................................            675,182,302
                                                                                ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
GREECE -- (0.0%)
   Hellenic Petroleum SA.............................................    334,517 $  3,700,488
  *National Bank of Greece SA........................................    210,246      180,792
                                                                                 ------------
TOTAL GREECE.........................................................               3,881,280
                                                                                 ------------
HONG KONG -- (2.1%)
   Cathay Pacific Airways, Ltd.......................................  2,051,000    3,615,118
   Cheung Kong Holdings, Ltd.........................................    750,000   11,338,166
 #*Foxconn International Holdings, Ltd...............................  3,787,000    1,464,308
   Great Eagle Holdings, Ltd.........................................    860,324    3,641,347
   Hang Lung Group, Ltd..............................................     43,000      253,842
   Henderson Land Development Co., Ltd...............................  3,364,064   24,476,669
   Hongkong & Shanghai Hotels (The)..................................  1,903,131    3,096,256
   Hopewell Holdings, Ltd............................................  1,244,169    4,799,798
   Hutchison Whampoa, Ltd............................................  5,818,000   63,182,649
   Kerry Properties, Ltd.............................................    574,500    2,614,153
   Kowloon Development Co., Ltd......................................    202,000      266,448
   New World Development Co., Ltd....................................  8,740,122   15,210,832
   Orient Overseas International, Ltd................................    488,000    2,904,692
   Wharf Holdings, Ltd...............................................  4,047,990   36,209,246
   Wheelock & Co., Ltd...............................................  3,482,000   19,470,926
                                                                                 ------------
TOTAL HONG KONG......................................................             192,544,450
                                                                                 ------------
IRELAND -- (0.1%)
  *Bank of Ireland...................................................  1,963,417      437,432
   CRH P.L.C.........................................................    355,614    7,657,655
   CRH P.L.C. Sponsored ADR..........................................    240,995    5,183,802
                                                                                 ------------
TOTAL IRELAND........................................................              13,278,889
                                                                                 ------------
ISRAEL -- (0.3%)
  *Bank Hapoalim BM..................................................  2,961,906   13,778,060
  *Bank Leumi Le-Israel BM...........................................  2,937,459   10,440,958
   Elbit Systems, Ltd................................................      2,644      110,364
   Israel Chemicals, Ltd.............................................    377,816    4,502,242
  *Israel Discount Bank, Ltd. Class A................................    381,656      641,639
  *NICE Systems, Ltd. Sponsored ADR..................................     63,823    2,263,802
                                                                                 ------------
TOTAL ISRAEL.........................................................              31,737,065
                                                                                 ------------
ITALY -- (1.1%)
 #*Banca Monte dei Paschi di Siena SpA............................... 12,934,984    3,650,220
 #*Banco Popolare....................................................  2,933,385    4,237,471
 #*Fiat SpA..........................................................  1,512,718    9,064,853
 #*Finmeccanica SpA..................................................    995,867    5,187,555
   Intesa Sanpaolo SpA...............................................  2,159,588    3,922,064
   Parmalat SpA......................................................    470,471    1,450,971
  #Telecom Italia SpA................................................  5,476,933    4,652,108
  #Telecom Italia SpA Sponsored ADR..................................  1,874,500   15,633,330
  *UniCredit SpA.....................................................  8,189,815   42,805,198
   Unione di Banche Italiane SCPA....................................  1,854,721    7,756,846
                                                                                 ------------
TOTAL ITALY..........................................................              98,360,616
                                                                                 ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- -----------
JAPAN -- (17.8%)
   77 Bank, Ltd. (The)...............................................   737,372 $ 4,377,663
   Aeon Co., Ltd..................................................... 1,886,800  26,712,091
   Aisin Seiki Co., Ltd..............................................   131,900   4,761,165
  #Alfresa Holdings Corp.............................................    85,700   5,098,611
   Amada Co., Ltd....................................................   821,000   6,587,916
   Aoyama Trading Co., Ltd...........................................     1,000      29,924
   Asahi Glass Co., Ltd.............................................. 1,910,000  15,007,277
   Asahi Kasei Corp.................................................. 2,700,000  18,150,345
   Asatsu-DK, Inc....................................................    32,500     832,523
  #Autobacs Seven Co., Ltd...........................................   214,800   3,619,702
   Awa Bank, Ltd. (The)..............................................    65,600     387,882
  #Azbil Corp........................................................    23,600     509,596
   Bank of Kyoto, Ltd. (The).........................................   709,400   7,463,737
   Bank of Yokohama, Ltd. (The)...................................... 1,939,000  11,796,405
   Canon Marketing Japan, Inc........................................   124,900   1,819,298
   Chiba Bank, Ltd. (The)............................................ 1,189,000   9,232,166
   Chugoku Bank, Ltd. (The)..........................................   391,800   6,831,403
   Citizen Holdings Co., Ltd.........................................   511,000   3,023,069
   Coca-Cola West Co., Ltd...........................................   109,007   2,027,413
   COMSYS Holdings Corp..............................................   151,700   2,008,906
  *Cosmo Oil Co., Ltd................................................ 1,212,364   2,895,488
   Dai Nippon Printing Co., Ltd...................................... 1,815,000  17,771,829
   Daicel Corp.......................................................   515,000   4,156,466
  #Daido Steel Co., Ltd..............................................   437,000   2,381,814
   Denki Kagaku Kogyo KK.............................................   456,000   1,668,248
  #Ebara Corp........................................................   413,000   1,734,107
   Fuji Media Holdings, Inc..........................................     1,128   2,451,742
   FUJIFILM Holdings Corp............................................ 1,327,000  27,261,255
   Fujitsu, Ltd...................................................... 3,968,000  16,665,909
   Fukuoka Financial Group, Inc...................................... 1,800,000   9,208,291
  #Fukuyama Transporting Co., Ltd....................................    75,000     418,809
  #Furukawa Electric Co., Ltd........................................   633,000   1,601,855
   Glory, Ltd........................................................   119,600   3,286,539
  #Gunma Bank, Ltd. (The)............................................   921,397   5,861,718
   H2O Retailing Corp................................................   198,000   2,206,249
   Hachijuni Bank, Ltd. (The)........................................   993,231   6,762,291
   Hakuhodo DY Holdings, Inc.........................................    39,920   3,289,947
   Hankyu Hanshin Holdings, Inc......................................   582,000   3,768,592
   Higo Bank, Ltd. (The).............................................   282,000   1,912,302
  #Hiroshima Bank, Ltd. (The)........................................   621,000   3,273,660
  #Hitachi Capital Corp..............................................   105,100   2,620,269
   Hitachi Chemical Co., Ltd.........................................    54,800     859,080
  #Hitachi High-Technologies Corp....................................   139,900   3,494,878
   Hitachi Transport System, Ltd.....................................    94,400   1,500,690
   Hokuhoku Financial Group, Inc..................................... 2,620,000   6,114,002
   House Foods Corp..................................................   148,300   2,586,142
   Ibiden Co., Ltd...................................................   183,400   3,214,798
   Idemitsu Kosan Co., Ltd...........................................    51,124   4,325,092
   Inpex Corp........................................................     4,490  21,728,481
   Isetan Mitsukoshi Holdings, Ltd...................................   884,200  14,092,266
   ITOCHU Corp.......................................................   752,200   9,326,860
   Iyo Bank, Ltd. (The)..............................................   551,000   5,770,960

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
JAPAN -- (Continued)
   J Front Retailing Co., Ltd........................................  1,136,000 $  9,543,835
  #JFE Holdings, Inc.................................................  1,065,900   23,142,729
   Joyo Bank, Ltd. (The).............................................  1,376,000    8,458,263
   JTEKT Corp........................................................    463,200    4,722,952
   JX Holdings, Inc..................................................  5,553,333   30,153,798
   K's Holdings Corp.................................................     41,100    1,448,914
   Kagoshima Bank, Ltd. (The)........................................    358,143    2,622,427
   Kajima Corp.......................................................  1,544,000    4,930,155
   Kamigumi Co., Ltd.................................................    519,000    4,866,527
   Kaneka Corp.......................................................    653,542    3,937,033
   Kawasaki Kisen Kaisha, Ltd........................................    775,000    1,705,260
   Keiyo Bank, Ltd. (The)............................................    418,000    2,571,231
   Kewpie Corp.......................................................     22,100      333,233
   Kinden Corp.......................................................    285,000    2,079,241
  *Kobe Steel, Ltd...................................................  3,785,000    4,943,503
   Konica Minolta, Inc...............................................    762,000    5,383,426
   Kurita Water Industries, Ltd......................................     13,500      277,140
   Kyocera Corp......................................................    318,100   32,357,940
   Kyocera Corp. Sponsored ADR.......................................     13,600    1,379,040
   Kyowa Hakko Kirin Co., Ltd........................................    571,000    7,008,719
   Lintec Corp.......................................................      5,100       92,860
   LIXIL Group Corp..................................................    371,200    8,345,075
   Mabuchi Motor Co., Ltd............................................     36,100    1,960,148
   Maeda Road Construction Co., Ltd..................................     36,000      544,641
   Marubeni Corp.....................................................    621,000    4,457,691
   Marui Group Co., Ltd..............................................    542,642    6,298,811
  #Maruichi Steel Tube, Ltd..........................................    104,400    2,640,014
   Medipal Holdings Corp.............................................    339,800    5,331,489
   MEIJI Holdings Co., Ltd...........................................    135,895    6,134,844
   Mitsubishi Chemical Holdings Corp.................................  3,885,000   18,947,616
   Mitsubishi Corp...................................................  3,047,600   54,863,679
  #Mitsubishi Gas Chemical Co., Inc..................................    948,000    7,247,881
   Mitsubishi Heavy Industries, Ltd..................................  7,405,000   51,065,254
   Mitsubishi Logistics Corp.........................................    132,000    2,359,757
   Mitsubishi Materials Corp.........................................  2,533,000    7,265,674
  #Mitsubishi Tanabe Pharma Corp.....................................    415,400    6,318,786
   Mitsubishi UFJ Financial Group, Inc............................... 22,830,706  154,902,674
  #Mitsubishi UFJ Financial Group, Inc. ADR..........................  4,781,372   32,417,702
   Mitsui & Co., Ltd.................................................  3,522,000   48,521,389
   Mitsui & Co., Ltd. Sponsored ADR..................................     11,723    3,206,475
  #Mitsui Chemicals, Inc.............................................  1,861,800    4,308,639
  #Mitsui Engineering & Shipbuilding Co., Ltd........................    620,000    1,147,185
   Mitsui Mining & Smelting Co., Ltd.................................     69,030      155,585
 #*Mitsui OSK Lines, Ltd.............................................  1,596,000    6,646,273
  #Mizuho Financial Group, Inc. ADR..................................    205,757      905,331
   MS&AD Insurance Group Holdings....................................    759,753   20,384,681
   Nagase & Co., Ltd.................................................    235,889    3,020,124
   Nanto Bank, Ltd. (The)............................................    319,000    1,407,630
   NEC Corp..........................................................  5,425,101   14,093,349
   Nippo Corp........................................................     35,000      524,519
   Nippon Electric Glass Co., Ltd....................................    642,000    3,276,902
   Nippon Express Co., Ltd...........................................  1,952,238   10,161,251

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
JAPAN -- (Continued)
   Nippon Meat Packers, Inc..........................................    429,536 $ 6,596,338
 #*Nippon Paper Industries Co., Ltd..................................    231,700   3,470,570
   Nippon Shokubai Co., Ltd..........................................    234,000   2,302,303
   Nippon Steel & Sumitomo Metal Corp................................ 13,103,940  34,902,008
   Nippon Television Holdings, Inc...................................    123,800   2,188,599
  #Nippon Yusen KK...................................................  3,062,000   7,993,520
   Nishi-Nippon City Bank, Ltd. (The)................................  1,412,569   4,712,325
  #Nissan Shatai Co., Ltd............................................    216,000   2,882,140
  #Nisshin Seifun Group, Inc.........................................    394,500   5,097,045
   Nisshin Steel Holdings Co., Ltd...................................    143,100   1,204,273
   Nisshinbo Holdings, Inc...........................................    305,000   2,215,704
   NOK Corp..........................................................    144,220   2,079,749
   Nomura Holdings, Inc..............................................  7,769,100  63,494,551
  #NTN Corp..........................................................    339,000     864,507
   NTT DOCOMO, Inc...................................................      2,827   4,681,223
   NTT DOCOMO, Inc. Sponsored ADR....................................      6,118     101,375
   Obayashi Corp.....................................................  1,650,682  10,156,102
  #Oji Holdings Corp.................................................  1,997,000   7,128,077
   Onward Holdings Co., Ltd..........................................    278,000   2,597,837
   Panasonic Corp....................................................  3,358,217  24,202,253
  *Panasonic Corp. Sponsored ADR.....................................    215,674   1,548,539
   Pola Orbis Holdings, Inc..........................................     23,800     842,833
  *Renesas Electronics Corp..........................................      8,300      24,158
   Rengo Co., Ltd....................................................    421,000   2,038,247
   Ricoh Co., Ltd....................................................  1,666,000  18,537,743
  #Rohm Co., Ltd.....................................................    230,500   8,148,541
   Sankyo Co., Ltd...................................................     74,800   3,409,193
   SBI Holdings, Inc.................................................    458,200   8,875,819
  #Seiko Epson Corp..................................................     98,600   1,130,384
   Seino Holdings Co., Ltd...........................................    295,000   2,580,720
   Sekisui Chemical Co., Ltd.........................................    372,000   4,684,426
  #Sekisui House, Ltd................................................  1,354,000  20,295,558
   Shiga Bank, Ltd. (The)............................................    451,185   3,178,028
   Shimadzu Corp.....................................................    102,000     745,309
  #Shimizu Corp......................................................  1,371,000   5,518,016
   Shinsei Bank, Ltd.................................................  2,090,000   5,866,005
   Shizuoka Bank, Ltd. (The).........................................  1,051,000  12,864,645
  #Showa Denko KK....................................................  2,260,000   3,649,319
   Showa Shell Sekiyu KK.............................................    263,200   2,112,468
   SKY Perfect JSAT Holdings, Inc....................................      3,029   1,523,955
   Sohgo Security Services Co., Ltd..................................     82,600   1,320,985
   Sojitz Corp.......................................................  2,593,100   4,071,378
   Sony Corp.........................................................    768,200  12,627,664
  #Sony Corp. Sponsored ADR..........................................  1,801,665  29,601,356
   Sumitomo Bakelite Co., Ltd........................................    347,000   1,408,154
   Sumitomo Chemical Co., Ltd........................................  2,108,000   7,059,015
   Sumitomo Corp.....................................................  3,241,900  40,585,446
  #Sumitomo Electric Industries, Ltd.................................  2,606,700  34,665,615
   Sumitomo Forestry Co., Ltd........................................    161,400   1,923,808
   Sumitomo Heavy Industries, Ltd....................................    582,000   2,591,497
  #Sumitomo Metal Mining Co., Ltd....................................    414,000   5,795,720
   Sumitomo Mitsui Financial Group, Inc..............................    872,600  41,245,467

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE++
                                                                      --------- --------------
JAPAN -- (Continued)
   Sumitomo Mitsui Trust Holdings, Inc............................... 7,364,629 $   37,010,991
   Sumitomo Osaka Cement Co., Ltd....................................   196,000        587,543
  #Suzuken Co. Ltd/Aichi Japan.......................................   149,300      5,813,809
  #Suzuki Motor Corp.................................................   519,200     13,341,456
   Taisei Corp....................................................... 2,110,703      7,049,819
   Taisho Pharmaceutical Holdings Co., Ltd...........................    59,299      4,396,665
   Takashimaya Co., Ltd..............................................   615,634      7,277,017
   Takata Corp.......................................................     2,100         40,400
  #TDK Corp..........................................................   218,300      7,982,506
  #Teijin, Ltd....................................................... 1,566,450      3,773,967
   Toho Holdings Co., Ltd............................................    12,800        293,629
   Tokai Rika Co., Ltd...............................................    61,200      1,240,054
   Tokyo Broadcasting System Holdings, Inc...........................    85,300      1,350,538
   Toppan Printing Co., Ltd.......................................... 1,312,000      9,996,748
   Toshiba TEC Corp..................................................    36,000        212,726
   Tosoh Corp........................................................ 1,044,000      3,443,315
   Toyo Seikan Group Holdings, Ltd...................................   346,349      4,746,470
  #Toyobo Co., Ltd...................................................   664,000      1,158,833
   Toyoda Gosei Co., Ltd.............................................    13,800        358,149
  #Toyota Motor Corp. Sponsored ADR..................................   329,692     38,343,180
   Toyota Tsusho Corp................................................   434,400     12,098,708
   Ube Industries, Ltd............................................... 1,332,000      2,693,177
   UNY Group Holdings Co., Ltd.......................................   393,050      2,797,352
   Ushio, Inc........................................................    10,900        111,061
   Wacoal Holdings Corp..............................................   179,000      1,976,550
  #Yamada Denki Co., Ltd.............................................   153,000      7,383,542
   Yamaguchi Financial Group, Inc....................................   492,148      5,344,663
   Yamaha Corp.......................................................   327,300      3,509,819
  #Yamato Kogyo Co., Ltd.............................................    82,600      2,731,955
   Yamazaki Baking Co., Ltd..........................................   160,000      2,093,836
                                                                                --------------
TOTAL JAPAN..........................................................            1,633,806,004
                                                                                --------------
NETHERLANDS -- (2.5%)
   Aegon NV.......................................................... 3,831,576     25,593,967
  #Akzo Nobel NV.....................................................   448,015     27,019,950
   ArcelorMittal..................................................... 2,499,882     30,900,103
  *ING Groep NV...................................................... 5,697,333     46,933,717
 #*ING Groep NV Sponsored ADR........................................ 1,297,167     10,649,741
   Koninklijke DSM NV................................................   452,418     29,160,928
   Koninklijke Philips Electronics NV (500472303)....................    76,518      2,111,897
   Koninklijke Philips Electronics NV (5986622)...................... 1,957,968     54,192,709
                                                                                --------------
TOTAL NETHERLANDS....................................................              226,563,012
                                                                                --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd...............................   222,333        590,991
   Contact Energy, Ltd............................................... 1,292,916      5,851,381
                                                                                --------------
TOTAL NEW ZEALAND....................................................                6,442,372
                                                                                --------------
NORWAY -- (1.0%)
   Aker ASA Class A..................................................    70,039      2,165,903
  #Cermaq ASA........................................................    27,247        406,943

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
NORWAY -- (Continued)
  #DNB ASA...........................................................  1,528,374 $ 25,027,898
  *Marine Harvest ASA................................................  2,870,400    2,986,698
  #Norsk Hydro ASA...................................................  3,357,025   15,810,285
   Norsk Hydro ASA Sponsored ADR.....................................     59,900      277,936
   Orkla ASA.........................................................  2,797,062   25,221,991
   Stolt-Nielsen, Ltd................................................      8,425      174,076
  *Storebrand ASA....................................................  1,082,306    4,937,154
  #Subsea 7 SA.......................................................    590,207   12,741,549
 #*Veripos, Inc......................................................     52,267      177,868
  #Wilh Wilhelmsen Holding ASA Class A...............................        212        5,908
                                                                                 ------------
TOTAL NORWAY.........................................................              89,934,209
                                                                                 ------------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA...........................................  2,631,973    3,015,703
   Cimpor Cimentos de Portugal SGPS SA...............................     93,325      420,945
  *EDP Renovaveis SA.................................................    517,656    2,697,992
                                                                                 ------------
TOTAL PORTUGAL.......................................................               6,134,640
                                                                                 ------------
SINGAPORE -- (1.2%)
   CapitaLand, Ltd...................................................  9,878,000   30,124,411
   CapitaMalls Asia, Ltd.............................................  1,863,000    3,185,375
   DBS Group Holdings, Ltd...........................................  1,213,831   16,558,194
   Golden Agri-Resources, Ltd........................................ 13,990,000    6,028,580
   Indofood Agri Resources, Ltd......................................    198,000      171,598
   Keppel Land, Ltd..................................................  1,214,000    4,010,839
 #*Neptune Orient Lines, Ltd.........................................  1,228,004    1,095,573
   Noble Group, Ltd..................................................  5,748,000    5,272,592
  #Olam International, Ltd...........................................    706,000      964,743
  #Overseas Union Enterprise, Ltd....................................    405,000    1,024,970
   Singapore Airlines, Ltd...........................................  1,585,600   14,318,116
  #Singapore Land, Ltd...............................................    532,000    3,823,756
   United Industrial Corp., Ltd......................................  2,152,000    5,263,341
   UOL Group, Ltd....................................................  1,376,600    7,992,712
   Venture Corp., Ltd................................................    307,000    2,073,650
   Wheelock Properties Singapore, Ltd................................    870,000    1,386,294
   Wilmar International, Ltd.........................................  2,102,000    5,705,902
                                                                                 ------------
TOTAL SINGAPORE......................................................             109,000,646
                                                                                 ------------
SPAIN -- (1.8%)
  #Acciona SA........................................................    114,419    7,485,404
   Banco Bilbao Vizcaya Argentaria SA................................    195,030    1,898,532
  #Banco de Sabadell SA..............................................  5,307,715   11,025,736
 #*Banco Espanol de Credito SA.......................................    392,975    1,810,345
 #*Banco Popular Espanol SA.......................................... 17,154,572   13,356,520
   Banco Santander SA................................................  8,322,004   60,097,740
   Banco Santander SA Sponsored ADR..................................  1,386,186   10,049,849
  #CaixaBank.........................................................  2,901,900   10,729,929
   Gas Natural SDG SA................................................    651,261   13,637,183
   Iberdrola SA......................................................  4,567,914   24,559,692

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
SPAIN -- (Continued)
   Repsol SA.........................................................    565,470 $ 13,257,192
                                                                                 ------------
TOTAL SPAIN..........................................................             167,908,122
                                                                                 ------------
SWEDEN -- (3.1%)
   Boliden AB........................................................    612,180    9,776,476
   Holmen AB Class A.................................................      6,300      188,658
   Meda AB Class A...................................................    280,396    3,356,464
   Nordea Bank AB....................................................  5,366,449   64,574,595
   Skandinaviska Enskilda Banken AB..................................     16,918      166,660
   Skandinaviska Enskilda Banken AB Class A..........................  3,481,813   35,818,631
  #SSAB AB Class A...................................................     51,620      380,332
   Svenska Cellulosa AB Class A......................................     66,476    1,822,798
   Svenska Cellulosa AB Class B......................................  1,586,671   41,330,918
   Swedbank AB Class A...............................................    952,040   23,442,697
   Telefonaktiebolaget LM Ericsson Class A...........................     28,098      339,278
  #Telefonaktiebolaget LM Ericsson Class B...........................  4,713,081   58,613,629
  #Telefonaktiebolaget LM Ericsson Sponsored ADR.....................    952,162   11,721,114
   TeliaSonera AB....................................................  3,717,354   25,648,834
   Volvo AB Class A..................................................    203,375    2,807,728
                                                                                 ------------
TOTAL SWEDEN.........................................................             279,988,812
                                                                                 ------------
SWITZERLAND -- (6.4%)
   ABB, Ltd..........................................................    820,669   18,610,232
   Adecco SA.........................................................    358,259   19,162,822
  #Alpiq Holding AG..................................................      1,593      202,233
   Aryzta AG.........................................................    163,797   10,170,225
   Baloise Holding AG................................................    200,163   20,631,825
   Banque Cantonale Vaudoise.........................................        468      259,310
   Clariant AG.......................................................    435,532    6,372,051
  *Coca-Cola HBC AG ADR..............................................      8,492      218,669
   Credit Suisse Group AG............................................  1,685,212   46,800,075
  #Credit Suisse Group AG Sponsored ADR..............................    998,235   28,729,203
   Givaudan SA.......................................................     14,257   18,360,576
   Holcim, Ltd.......................................................    887,877   69,258,838
   Lonza Group AG....................................................      7,458      519,688
   Novartis AG.......................................................     16,632    1,231,227
  #Novartis AG ADR...................................................    506,359   37,349,040
   PSP Swiss Property AG.............................................     60,354    5,665,829
   St Galler Kantonalbank AG.........................................      2,834    1,240,118
   Sulzer AG.........................................................     44,989    7,688,172
   Swiss Life Holding AG.............................................    123,557   19,574,380
   Swiss Re AG.......................................................  1,108,107   88,184,915
  #UBS AG (H89231338)................................................    910,777   16,202,723
   UBS AG (B18YFJ4)..................................................  5,895,747  105,170,761
   Zurich Insurance Group AG.........................................    236,698   66,143,271
                                                                                 ------------
TOTAL SWITZERLAND....................................................             587,746,183
                                                                                 ------------
UNITED KINGDOM -- (18.1%)
   Anglo American P.L.C..............................................  1,123,359   27,466,971
   Aviva P.L.C.......................................................  8,175,916   38,815,249
   Barclays P.L.C.................................................... 11,591,752   51,727,912

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
  #Barclays P.L.C. Sponsored ADR.....................................  4,591,659 $   82,558,029
   BP P.L.C..........................................................  1,395,752     10,113,815
  #BP P.L.C. Sponsored ADR...........................................  5,486,298    239,202,592
   Carnival P.L.C....................................................    658,867     23,787,702
  #Carnival P.L.C. ADR...............................................    241,674      8,731,682
  #Eurasian Natural Resources Corp. P.L.C............................    408,931      1,758,514
   Evraz P.L.C.......................................................    525,138      1,277,919
   HSBC Holdings P.L.C...............................................  1,433,172     15,696,082
  #HSBC Holdings P.L.C. Sponsored ADR................................  1,661,423     91,145,665
  *International Consolidated Airlines Group SA......................  3,847,175     16,300,334
   Investec P.L.C....................................................  1,195,168      8,463,281
   J Sainsbury P.L.C.................................................  5,529,939     32,772,849
   Kazakhmys P.L.C...................................................    690,345      3,752,356
   Kingfisher P.L.C.................................................. 10,285,817     50,118,996
  *Lloyds Banking Group P.L.C........................................ 82,680,839     70,236,780
 #*Lloyds Banking Group P.L.C. ADR...................................  3,082,996     10,574,676
   Mondi P.L.C.......................................................  1,319,308     17,532,918
   Old Mutual P.L.C.................................................. 13,164,620     41,989,733
  #Pearson P.L.C. Sponsored ADR......................................  1,446,476     26,427,117
   Resolution, Ltd...................................................  3,422,696     14,055,681
   Rexam P.L.C.......................................................  2,747,821     22,063,503
  *Royal Bank of Scotland Group P.L.C................................  3,847,507     18,359,637
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................    400,166      3,825,587
  #Royal Dutch Shell P.L.C. ADR......................................  3,323,210    231,926,826
   Royal Dutch Shell P.L.C. Class A..................................      9,655        328,707
   Royal Dutch Shell P.L.C. Class B..................................    255,146      8,949,866
   RSA Insurance Group P.L.C.........................................  4,956,241      8,582,149
   Travis Perkins P.L.C..............................................     38,182        851,945
   Vedanta Resources P.L.C...........................................    189,404      3,583,948
   Vodafone Group P.L.C.............................................. 34,976,333    106,723,100
   Vodafone Group P.L.C. Sponsored ADR...............................  8,116,661    248,288,660
   WM Morrison Supermarkets P.L.C....................................  8,127,143     36,882,790
   Wolseley P.L.C....................................................     62,277      3,084,515
   WPP P.L.C. Sponsored ADR..........................................     27,110      2,237,659
   Xstrata P.L.C.....................................................  5,211,952     78,431,883
                                                                                 --------------
TOTAL UNITED KINGDOM.................................................             1,658,627,628
                                                                                 --------------
TOTAL COMMON STOCKS..................................................             8,062,785,260
                                                                                 --------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
  #Porsche Automobil Holding SE......................................    334,085     26,234,060
                                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
 #*Banco Santander SA Rights 05/02/13................................  8,096,488      1,722,022
                                                                                 --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT
                                                                                                (000)        VALUE+
                                                                                             ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@DFA Short Term Investment Fund..........................................................  92,826,275 $1,074,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%, 05/01/13 (Collateralized by
    $29,728 FNMA, rates ranging from 3.000% to 3.500%, maturities ranging from 09/01/32 to
    08/01/42, valued at $30,383) to be repurchased at $29,787............................... $        30         29,787
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................              1,074,029,787
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $8,013,442,781).........................................             $9,164,771,129
                                                                                                         ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                                       SHARES     VALUE++
                                                                      --------- -----------
COMMON STOCKS -- (89.1%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina................................................         1 $        --
                                                                                -----------
BRAZIL -- (8.3%)
   AES Tiete SA......................................................    42,384     390,422
   All America Latina Logistica SA...................................   441,531   2,233,309
   Arteris SA........................................................   100,300   1,110,406
   Banco Bradesco SA.................................................   543,682   9,307,064
   Banco do Brasil SA................................................   587,392   7,407,172
   Banco Santander Brasil SA.........................................    52,300     384,261
   Banco Santander Brasil SA ADR.....................................   726,366   5,389,636
   BM&FBovespa SA.................................................... 1,706,408  11,829,503
   BR Malls Participacoes SA.........................................   302,923   3,574,666
  #Braskem SA Sponsored ADR..........................................   153,394   2,707,404
   BRF SA............................................................     7,600     188,523
  #BRF SA ADR........................................................   564,360  14,013,059
   CCR SA............................................................   668,168   6,545,592
   Centrais Eletricas Brasileiras SA.................................    70,900     191,358
  #Centrais Eletricas Brasileiras SA ADR.............................    86,923     449,392
  #Centrais Eletricas Brasileiras SA Sponsored ADR...................   100,200     269,538
   CETIP SA - Mercados Organizados...................................   147,600   1,743,240
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR............    85,830   4,768,715
  #Cia de Bebidas das Americas ADR...................................   622,039  26,138,079
   Cia de Saneamento Basico do Estado de Sao Paulo...................    66,000     927,942
  #Cia de Saneamento Basico do Estado de Sao Paulo ADR...............   178,668   2,554,952
   Cia Energetica de Minas Gerais....................................    46,775     589,845
   Cia Hering........................................................   108,600   2,209,182
   Cia Paranaense de Energia.........................................     8,900     125,443
   Cia Paranaense de Energia Sponsored ADR...........................    55,300     986,552
   Cia Siderurgica Nacional SA.......................................   633,652   2,511,488
  #Cia Siderurgica Nacional SA Sponsored ADR.........................    44,469     177,876
   Cielo SA..........................................................   273,475   7,212,944
   Cosan SA Industria e Comercio.....................................   130,069   3,066,527
   CPFL Energia SA...................................................    62,260     665,932
  #CPFL Energia SA ADR...............................................    33,459     716,023
   Cyrela Brazil Realty SA Empreendimentos e Participacoes...........   295,797   2,670,046
   Duratex SA........................................................   258,830   1,945,672
   EcoRodovias Infraestrutura e Logistica SA.........................   126,788   1,099,474
   EDP - Energias do Brasil SA.......................................   236,900   1,445,732
   Embraer SA........................................................   164,400   1,434,674
   Embraer SA ADR....................................................    94,082   3,286,284
 #*Fibria Celulose SA Sponsored ADR..................................   514,098   5,495,708
   Gerdau SA.........................................................   128,907     882,038
  #Gerdau SA Sponsored ADR...........................................     9,025      70,846
   Grendene SA.......................................................     1,000      11,396
   Guararapes Confeccoes SA..........................................     6,056     315,399
  *Hypermarcas SA....................................................   939,724   7,505,580
   Itau Unibanco Holding SA..........................................   204,042   3,456,195
   Itau Unibanco Holding SA ADR......................................   153,946   2,590,911
   JBS SA............................................................   701,336   2,211,886
   Kroton Educacional SA.............................................   158,184   2,208,212
   Localiza Rent a Car SA............................................   107,200   1,903,694

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ----------- ------------
BRAZIL -- (Continued)
   Lojas Americanas SA...............................................     106,410 $    850,961
   Lojas Renner SA...................................................     103,287    3,921,370
   M Dias Branco SA..................................................      26,000    1,162,804
   MRV Engenharia e Participacoes SA.................................     203,540      875,911
   Multiplan Empreendimentos Imobiliarios SA.........................      65,800    1,878,215
   Multiplus SA......................................................      38,657      637,215
   Natura Cosmeticos SA..............................................     117,400    2,940,941
   Odontoprev SA.....................................................       7,800       38,907
   Oi SA.............................................................     179,758      522,900
   Oi SA ADR (670851104).............................................       7,319       20,713
  #Oi SA ADR (670851203).............................................     107,889      257,855
   Petroleo Brasileiro SA............................................      98,000      937,998
  #Petroleo Brasileiro SA ADR........................................   1,246,739   23,875,052
   Petroleo Brasileiro SA Sponsored ADR..............................   1,722,575   34,399,823
   Porto Seguro SA...................................................     121,199    1,503,516
   Raia Drogasil SA..................................................     172,800    1,856,904
   Souza Cruz SA.....................................................     320,870    4,926,716
   Tim Participacoes SA..............................................     288,200    1,205,665
   Tim Participacoes SA ADR..........................................      63,679    1,328,344
   Totvs SA..........................................................      92,875    1,747,716
   Tractebel Energia SA..............................................     115,000    2,046,807
   Transmissora Alianca de Energia Eletrica SA.......................     167,020    1,925,854
   Ultrapar Participacoes SA.........................................       9,500      252,653
   Ultrapar Participacoes SA Sponsored ADR...........................     254,308    6,782,394
  *Usinas Siderurgicas de Minas Gerais SA............................      39,100      196,599
  #Vale SA Sponsored ADR (91912E105).................................   1,249,020   21,345,752
   Vale SA Sponsored ADR (91912E204).................................     502,843    8,176,227
   WEG SA............................................................     248,866    3,293,751
                                                                                  ------------
TOTAL BRAZIL.........................................................              287,829,355
                                                                                  ------------
CHILE -- (1.9%)
   AES Gener SA......................................................   1,535,803    1,115,287
   Aguas Andinas SA Class A..........................................   1,645,260    1,310,059
  #Banco de Chile ADR................................................      34,582    3,230,304
   Banco de Credito e Inversiones....................................      27,121    1,946,479
  #Banco Santander Chile ADR.........................................     124,303    3,311,432
   Banmedica SA......................................................      18,056       47,921
   CAP SA............................................................      60,471    1,906,772
   Cencosud SA.......................................................     906,073    5,116,874
   Cencosud SA ADR...................................................       8,408      143,020
   CFR Pharmaceuticals SA............................................   1,737,925      448,366
   Cia Cervecerias Unidas SA.........................................       8,013      138,669
   Cia Cervecerias Unidas SA ADR.....................................      37,792    1,304,958
   Colbun SA.........................................................   5,243,789    1,614,501
   Corpbanca SA...................................................... 109,762,582    1,503,278
   Corpbanca SA ADR..................................................      22,366      458,056
   E.CL SA...........................................................     346,010      722,216
   Embotelladora Andina SA Class A ADR...............................      23,068      728,718
  #Embotelladora Andina SA Class B ADR...............................      19,587      800,129
   Empresa Nacional de Electricidad SA Sponsored ADR.................      86,185    4,594,522
   Empresas CMPC SA..................................................     938,934    3,469,042
   Empresas COPEC SA.................................................     378,881    5,430,400

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
CHILE -- (Continued)
   Enersis SA Sponsored ADR..........................................    478,616 $ 9,036,270
   ENTEL Chile SA....................................................    101,164   1,950,460
   Inversiones Aguas Metropolitanas SA...............................     70,279     149,213
  #Latam Airlines Group SA Sponsored ADR.............................    179,633   3,718,403
   Molibdenos y Metales SA...........................................     20,809     368,946
   Ripley Corp. SA...................................................    704,487     732,984
   SACI Falabella....................................................    394,826   4,514,573
   Sigdo Koppers SA..................................................    338,893     891,578
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR...............     91,271   4,517,002
   Sonda SA..........................................................    357,593   1,237,661
                                                                                 -----------
TOTAL CHILE..........................................................             66,458,093
                                                                                 -----------
CHINA -- (13.8%)
   Agile Property Holdings, Ltd......................................  1,754,000   2,273,954
   Agricultural Bank of China, Ltd. Class H.......................... 16,186,000   7,777,127
   Air China, Ltd. Class H...........................................  1,312,000   1,065,271
 #*Aluminum Corp. of China, Ltd. ADR.................................    112,680   1,087,362
  *Aluminum Corp. of China, Ltd. Class H.............................    212,000      81,202
 #*Angang Steel Co., Ltd. Class H....................................  1,422,000     839,050
  #Anhui Conch Cement Co., Ltd. Class H..............................    825,500   2,997,023
   Bank of China, Ltd. Class H....................................... 56,613,100  26,525,169
   Bank of Communications Co., Ltd. Class H..........................  6,152,515   4,899,601
   BBMG Corp. Class H................................................    753,500     607,756
   Beijing Capital International Airport Co., Ltd. Class H...........    198,000     137,043
  #Beijing Enterprises Holdings, Ltd.................................    668,972   5,003,987
   Belle International Holdings, Ltd.................................  2,941,000   4,815,639
  *Brilliance China Automotive Holdings, Ltd.........................  1,614,000   1,980,258
  *Byd Co., Ltd. Class H.............................................    415,886   1,494,324
   China Agri-Industries Holdings, Ltd...............................     93,662      45,910
   China BlueChemical, Ltd...........................................  1,502,000     919,552
   China CITIC Bank Corp., Ltd. Class H..............................  6,000,928   3,385,811
   China Coal Energy Co., Ltd. Class H...............................  3,309,777   2,554,951
   China Communications Construction Co., Ltd. Class H...............  3,568,000   3,429,133
   China Communications Services Corp., Ltd. Class H.................  2,892,000   2,114,887
   China Construction Bank Corp. Class H............................. 54,255,590  45,537,284
  *China COSCO Holdings Co., Ltd. Class H............................  1,911,500     807,441
 #*China Eastern Airlines Corp., Ltd. ADR............................      2,800      57,540
 #*China Eastern Airlines Corp., Ltd. Class H........................  1,032,000     414,613
   China Foods, Ltd..................................................     20,000      10,217
   China Gas Holdings, Ltd...........................................  1,114,000   1,096,429
  #China Life Insurance Co., Ltd. ADR................................    329,354  13,727,475
   China Longyuan Power Group Corp. Class H..........................  1,387,000   1,272,176
   China Mengniu Dairy Co., Ltd......................................    805,000   2,271,169
   China Merchants Bank Co., Ltd. Class H............................  2,871,534   6,133,920
   China Merchants Holdings International Co., Ltd...................    979,321   3,094,001
  #China Minsheng Banking Corp., Ltd. Class H........................  4,072,000   5,228,049
  #China Mobile, Ltd. Sponsored ADR..................................    797,691  44,064,451
   China Molybdenum Co., Ltd. Class H................................    798,322     309,501
  #China National Building Material Co., Ltd. Class H................  2,083,916   2,469,834
  #China Oilfield Services, Ltd. Class H.............................  1,028,000   2,032,341
   China Overseas Land & Investment, Ltd.............................  2,694,000   8,242,839
   China Pacific Insurance Group Co., Ltd. Class H...................  1,642,000   5,907,556

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- -----------
CHINA -- (Continued)
  #China Petroleum & Chemical Corp. ADR..............................    106,449 $11,769,001
   China Petroleum & Chemical Corp. Class H..........................  4,096,000   4,520,197
   China Railway Construction Corp., Ltd. Class H....................  2,554,000   2,581,980
   China Railway Group, Ltd. Class H.................................  2,143,000   1,131,179
  #China Resources Cement Holdings, Ltd..............................  1,416,000     819,792
  #China Resources Enterprise, Ltd...................................  1,025,000   3,518,965
   China Resources Gas Group, Ltd....................................    572,000   1,606,036
   China Resources Land, Ltd.........................................  1,430,000   4,325,003
   China Resources Power Holdings Co., Ltd...........................  1,024,000   3,366,095
   China Shenhua Energy Co., Ltd. Class H............................  2,425,500   8,600,491
  *China Shipping Container Lines Co., Ltd. Class H..................  4,653,000   1,113,205
   China Southern Airlines Co., Ltd. Class H.........................    980,000     518,172
  #China Southern Airlines Co., Ltd. Sponsored ADR...................     10,900     290,485
   China State Construction International Holdings, Ltd..............  1,120,000   1,634,018
  *China Taiping Insurance Holdings Co., Ltd.........................    536,800     912,994
  #China Telecom Corp., Ltd. ADR.....................................     49,067   2,526,950
   China Telecom Corp., Ltd. Class H.................................  2,804,000   1,433,019
  #China Unicom Hong Kong, Ltd. ADR..................................    470,600   6,790,758
   Chongqing Rural Commercial Bank Class H...........................     26,000      14,181
  #CITIC Pacific, Ltd................................................  1,669,000   2,028,056
  #CITIC Securities Co., Ltd. Class H................................    653,500   1,485,144
   CNOOC, Ltd........................................................  1,170,000   2,185,437
   CNOOC, Ltd. ADR...................................................    107,285  20,098,772
   COSCO Pacific, Ltd................................................  2,165,997   2,877,536
  *Country Garden Holdings Co., Ltd..................................  3,626,769   2,059,448
  #CSR Corp., Ltd....................................................  1,377,000     905,560
   Datang International Power Generation Co., Ltd. Class H...........  1,532,000     671,550
  #Dongfang Electric Corp., Ltd. Class H.............................    255,600     359,816
   Dongfeng Motor Group Co., Ltd. Class H............................  2,002,000   3,001,307
  #ENN Energy Holdings, Ltd..........................................    476,000   2,758,901
  #Evergrande Real Estate Group, Ltd.................................  5,626,000   2,309,229
   Fosun International, Ltd..........................................  1,717,441   1,224,150
  #GCL-Poly Energy Holdings, Ltd.....................................  5,826,814   1,184,108
   Geely Automobile Holdings, Ltd....................................  3,120,000   1,576,779
  #Golden Eagle Retail Group, Ltd....................................    414,000     726,366
  #Great Wall Motor Co., Ltd. Class H................................    703,500   3,056,691
   Guangdong Investment, Ltd.........................................  1,564,000   1,508,176
  #Guangshen Railway Co., Ltd. Sponsored ADR.........................     29,254     731,057
   Guangzhou Automobile Group Co., Ltd. Class H......................  1,996,259   1,645,398
 #*Guangzhou Pharmaceutical Co., Ltd. Class H........................    138,000     451,245
  #Guangzhou R&F Properties Co., Ltd.................................  1,225,600   2,224,012
  *Haier Electronics Group Co., Ltd..................................    568,000   1,015,541
   Hengan International Group Co., Ltd...............................    467,500   4,851,555
  *Huadian Power International Co. Class H...........................    856,000     470,327
   Huaneng Power International, Inc. Class H.........................    368,000     426,388
  #Huaneng Power International, Inc. Sponsored ADR...................     34,452   1,598,573
   Industrial & Commercial Bank of China, Ltd. Class H............... 48,967,185  34,517,198
   Jiangsu Expressway Co., Ltd. Class H..............................    764,000     840,084
   Jiangxi Copper Co., Ltd. Class H..................................  1,023,000   2,002,127
   Kunlun Energy Co., Ltd............................................  2,042,000   4,012,396
   Lenovo Group, Ltd.................................................  3,967,278   3,634,307
  #Longfor Properties Co., Ltd.......................................    942,000   1,573,580

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
CHINA -- (Continued)
 #*Metallurgical Corp. of China, Ltd. Class H........................ 2,646,000 $    540,068
   New China Life Insurance Co., Ltd. Class H........................    84,700      316,207
   New World China Land, Ltd......................................... 2,554,000    1,127,821
  #Nine Dragons Paper Holdings, Ltd.................................. 1,905,000    1,659,737
   PetroChina Co., Ltd. ADR..........................................   145,110   18,553,765
   PetroChina Co., Ltd. Class H......................................   546,000      695,947
   PICC Property & Casualty Co., Ltd. Class H........................ 1,672,000    2,151,455
   Ping An Insurance Group Co. of China, Ltd. Class H................ 1,270,500   10,075,614
   Shandong Weigao Group Medical Polymer Co., Ltd. Class H........... 1,004,000      967,159
   Shanghai Electric Group Co., Ltd. Class H......................... 2,392,000      837,590
   Shanghai Industrial Holdings, Ltd.................................   701,274    2,228,172
   Shanghai Pharmaceuticals Holding Co., Ltd. Class H................   226,400      466,912
   Shenzhou International Group Holdings, Ltd........................    11,000       32,246
  #Shimao Property Holdings, Ltd..................................... 1,956,371    4,227,231
  #Sino-Ocean Land Holdings, Ltd..................................... 2,300,315    1,518,531
   Sinopec Shanghai Petrochemical Co., Ltd. Class H..................   952,000      328,290
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR............     6,545      222,661
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Class H..................   888,000      199,475
  #Sinopharm Group Co., Ltd. Class H.................................   526,400    1,568,679
  #SOHO China, Ltd................................................... 2,899,263    2,505,231
  #Sun Art Retail Group, Ltd......................................... 1,511,000    2,105,171
   Tencent Holdings, Ltd.............................................   689,200   23,758,321
   Tingyi Cayman Islands Holding Corp................................ 1,242,000    3,444,307
   Tsingtao Brewery Co., Ltd. Class H................................   178,000    1,192,809
   Uni-President China Holdings, Ltd.................................   759,000      826,229
   Want Want China Holdings, Ltd..................................... 3,772,000    5,992,222
  #Weichai Power Co., Ltd. Class H...................................   364,200    1,274,565
  #Yanzhou Coal Mining Co., Ltd. Class H.............................   326,000      341,137
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......................   108,916    1,144,707
   Zhaojin Mining Industry Co., Ltd..................................   553,000      618,276
   Zhejiang Expressway Co., Ltd. Class H.............................   876,000      688,810
  #Zhuzhou CSR Times Electric Co., Ltd. Class H......................   276,000      761,528
  #Zijin Mining Group Co., Ltd. Class H.............................. 3,841,000    1,139,344
  #Zoomlion Heavy Industry Science and Technology Co., Ltd........... 1,066,200    1,071,541
  #ZTE Corp. Class H.................................................   460,838      778,987
                                                                                ------------
TOTAL CHINA..........................................................            479,555,926
                                                                                ------------
COLOMBIA -- (0.6%)
   Almacenes Exito SA................................................   122,048    2,000,825
   Banco de Bogota SA................................................     6,512      224,787
   Bancolombia SA....................................................    75,718    1,244,622
  #Bancolombia SA Sponsored ADR......................................    76,040    5,153,231
   Cementos Argos SA.................................................   155,751      695,513
  #Ecopetrol SA Sponsored ADR........................................   220,479   10,488,186
   Empresa de Energia de Bogota SA...................................   703,596      526,227
   Grupo Aval Acciones y Valores.....................................   429,243      297,516
   Grupo Nutresa SA..................................................     7,131       98,306
   Interconexion Electrica SA ESP....................................   209,669      965,007
   Isagen SA ESP.....................................................   622,615      866,503
                                                                                ------------
TOTAL COLOMBIA.......................................................             22,560,723
                                                                                ------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                                      SHARES    VALUE++
                                                                      ------- -----------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S........................................................... 198,179 $ 5,749,420
   Komercni Banka A.S................................................  14,730   2,820,578
   Philip Morris CR A.S..............................................     276     157,338
   Telefonica Czech Republic A.S..................................... 142,100   2,055,839
  *Unipetrol A.S.....................................................   3,920      34,413
                                                                              -----------
TOTAL CZECH REPUBLIC.................................................          10,817,588
                                                                              -----------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. GDR.................... 243,279   1,060,891
  *Egyptian Financial Group-Hermes Holding GDR.......................     563       1,688
  *Orascom Telecom Holding S.A.E. GDR................................ 408,269   1,377,368
                                                                              -----------
TOTAL EGYPT..........................................................           2,439,947
                                                                              -----------
HUNGARY -- (0.3%)
   EGIS Pharmaceuticals P.L.C........................................   3,146     248,633
   Magyar Telekom Telecommunications P.L.C........................... 361,187     668,028
   MOL Hungarian Oil and Gas P.L.C...................................  40,682   2,891,727
   OTP Bank P.L.C.................................................... 237,504   4,958,674
   Richter Gedeon Nyrt...............................................  13,851   2,056,056
  *Tisza Chemical Group P.L.C........................................  23,981     208,051
                                                                              -----------
TOTAL HUNGARY........................................................          11,031,169
                                                                              -----------
INDIA -- (7.3%)
   ABB, Ltd..........................................................  46,035     448,385
   ACC, Ltd..........................................................  49,848   1,143,063
   Adani Enterprises, Ltd............................................ 179,122     725,142
   Adani Ports and Special Economic Zone............................. 308,041     828,961
  *Adani Power, Ltd.................................................. 722,177     652,857
   Aditya Birla Nuvo, Ltd............................................  33,850     660,389
   Allahabad Bank.................................................... 168,800     422,216
   Ambuja Cements, Ltd............................................... 692,303   2,418,751
   Apollo Hospitals Enterprise, Ltd..................................  61,825     954,058
   Ashok Leyland, Ltd................................................ 667,374     288,462
   Asian Paints, Ltd.................................................  26,431   2,301,701
   Axis Bank, Ltd.................................................... 227,689   6,307,567
   Bajaj Auto, Ltd...................................................  88,932   3,107,639
   Bajaj Finserv, Ltd................................................  38,658     533,104
   Bajaj Holdings and Investment, Ltd................................  25,772     425,440
   Bank of Baroda....................................................  46,962     609,951
   Bank of India..................................................... 129,585     795,053
   Bharat Electronics, Ltd...........................................  13,836     300,733
   Bharat Forge, Ltd.................................................  17,323      74,377
   Bharat Heavy Electricals, Ltd..................................... 565,087   2,031,353
   Bharat Petroleum Corp., Ltd....................................... 148,062   1,142,662
   Bharti Airtel, Ltd................................................ 712,612   4,210,165
   Bhushan Steel, Ltd. (6288521).....................................  44,525     376,010
  *Bhushan Steel, Ltd. (B8KHHS3).....................................   2,899      13,937
   Bosch, Ltd........................................................  11,944   1,972,486
   Cadila Healthcare, Ltd............................................  25,295     373,431
   Cairn India, Ltd.................................................. 401,975   2,331,006
   Canara Bank....................................................... 102,716     794,042

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- -----------
INDIA -- (Continued)
   Cipla, Ltd........................................................   319,836 $ 2,414,468
   Colgate-Palmolive India, Ltd......................................    32,290     868,923
   Container Corp. Of India..........................................    29,463     614,925
   Coromandel International, Ltd.....................................    25,233      91,161
   Corp. Bank........................................................     6,356      44,705
   CRISIL, Ltd.......................................................     6,575     109,484
   Crompton Greaves, Ltd.............................................   169,046     288,988
   Cummins India, Ltd................................................    54,426     515,049
   Dabur India, Ltd..................................................   495,434   1,362,039
  *Dish TV India, Ltd................................................   218,853     276,842
   Divi's Laboratories, Ltd..........................................    34,074     678,299
   DLF, Ltd..........................................................   409,046   1,807,283
   Dr Reddy's Laboratories, Ltd......................................    18,968     714,895
  #Dr Reddy's Laboratories, Ltd. ADR.................................    74,598   2,825,772
   Emami, Ltd........................................................    25,753     305,260
   Engineers India, Ltd..............................................    66,837     216,069
  *Essar Oil, Ltd....................................................   395,013     560,679
   Exide Industries, Ltd.............................................   217,474     536,753
   Federal Bank, Ltd.................................................    91,176     774,210
   GAIL India, Ltd...................................................   200,948   1,308,898
   GAIL India, Ltd. GDR..............................................    28,791   1,140,859
   Gillette India, Ltd...............................................     2,685     102,767
   GlaxoSmithKline Consumer Healthcare, Ltd..........................        47       3,543
   GlaxoSmithKline Pharmaceuticals, Ltd..............................    24,027   1,007,588
   Glenmark Pharmaceuticals, Ltd.....................................   101,902     921,236
  *GMR Infrastructure, Ltd...........................................   684,313     260,374
   Godrej Consumer Products, Ltd.....................................    73,412   1,123,400
   Godrej Industries, Ltd............................................    74,747     429,272
   Grasim Industries, Ltd............................................     6,300     342,947
   Havells India, Ltd................................................    13,283     162,389
   HCL Technologies, Ltd.............................................   169,596   2,264,469
   HDFC Bank, Ltd.................................................... 1,348,212  17,113,603
   Hero Motocorp, Ltd................................................    32,865   1,002,766
   Hindalco Industries, Ltd..........................................   914,963   1,654,007
   Hindustan Petroleum Corp., Ltd....................................    60,878     347,594
   Hindustan Unilever, Ltd...........................................   769,678   8,332,856
   ICICI Bank, Ltd. Sponsored ADR....................................   208,679   9,770,351
   IDBI Bank, Ltd....................................................   346,191     567,703
  *Idea Cellular, Ltd................................................   805,036   1,993,647
   IDFC, Ltd.........................................................   601,656   1,712,230
   Indian Bank.......................................................   126,858     404,722
   Indian Oil Corp., Ltd.............................................   327,576   1,816,234
   IndusInd Bank, Ltd................................................   126,014   1,092,933
   Infosys, Ltd......................................................   214,112   8,855,026
  #Infosys, Ltd. Sponsored ADR.......................................   148,942   6,216,839
   ING Vysya Bank, Ltd...............................................     2,621      29,433
   ITC, Ltd.......................................................... 1,926,179  11,723,330
   Jaiprakash Associates, Ltd........................................ 1,336,264   1,866,228
  *Jaiprakash Power Ventures, Ltd....................................   454,730     215,275
   Jindal Steel & Power, Ltd.........................................   381,409   2,163,150
   JSW Energy, Ltd...................................................   592,161     718,145
   JSW Steel, Ltd....................................................   124,632   1,639,944

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- -----------
INDIA -- (Continued)
  *Jubilant Foodworks, Ltd...........................................    18,139 $   374,101
   Kotak Mahindra Bank, Ltd..........................................   263,290   3,458,788
   Larsen & Toubro, Ltd..............................................   185,052   5,209,110
   LIC Housing Finance, Ltd..........................................    53,635     242,501
   Lupin, Ltd........................................................   134,973   1,761,415
   Mahindra & Mahindra, Ltd..........................................   298,575   5,140,787
   Mangalore Refinery & Petrochemicals, Ltd..........................   399,619     353,132
   Marico, Ltd.......................................................   116,346     485,995
   Maruti Suzuki India, Ltd..........................................    33,769   1,046,430
   Motherson Sumi Systems, Ltd.......................................   121,314     442,652
   Mphasis, Ltd......................................................    60,703     419,577
   National Aluminium Co., Ltd.......................................   109,139      70,761
   Nestle India, Ltd.................................................    10,176     931,912
   NHPC, Ltd......................................................... 2,574,565   1,040,941
   NTPC, Ltd.........................................................   445,654   1,297,895
   Oberoi Realty, Ltd................................................    12,234      55,299
   Oil & Natural Gas Corp., Ltd......................................   699,873   4,242,814
   Oil India, Ltd....................................................   100,495   1,029,914
  *Oracle Financial Services Software, Ltd...........................    19,531     947,108
   Oriental Bank of Commerce.........................................    85,829     429,298
   Petronet LNG, Ltd.................................................   176,542     459,376
   Pidilite Industries, Ltd..........................................   122,889     569,462
   Piramal Enterprises, Ltd..........................................    60,551     628,686
   Power Grid Corp. of India, Ltd....................................   751,873   1,562,662
   Procter & Gamble Hygiene & Health Care, Ltd.......................     7,710     394,627
  *Ranbaxy Laboratories, Ltd.........................................   131,027   1,102,628
   Reliance Capital, Ltd.............................................    97,310     635,477
   Reliance Communications, Ltd......................................   594,072   1,064,363
   Reliance Industries, Ltd.......................................... 1,432,266  20,926,146
   Reliance Infrastructure, Ltd......................................   111,967     782,250
  *Reliance Power, Ltd...............................................   582,298     770,589
   Rural Electrification Corp., Ltd..................................    47,495     198,099
  *Satyam Computer Services, Ltd.....................................   401,693     832,059
   Sesa Goa, Ltd.....................................................   563,951   1,683,473
   Shree Cement, Ltd.................................................     6,717     564,379
   Shriram Transport Finance Co., Ltd................................    76,457   1,064,342
   Siemens, Ltd......................................................    44,573     451,533
   SJVN, Ltd.........................................................   381,249     141,919
   State Bank of India...............................................   124,989   5,287,041
   Steel Authority of India, Ltd.....................................   383,707     440,909
   Sterlite Industries India, Ltd.................................... 1,725,980   3,116,765
   Sun Pharmaceutical Industries, Ltd................................   276,489   4,874,393
   Sun TV Network, Ltd...............................................    63,475     490,806
   Tata Chemicals, Ltd...............................................    85,384     518,959
   Tata Communications, Ltd..........................................    36,123     153,104
   Tata Consultancy Services, Ltd....................................   408,957  10,451,792
   Tata Global Beverages, Ltd........................................   257,537     703,105
   Tata Motors, Ltd..................................................   679,237   3,748,273
   Tata Motors, Ltd. Sponsored ADR...................................    81,024   2,231,401
   Tata Power Co., Ltd...............................................   763,990   1,346,718
   Tata Steel, Ltd...................................................   301,827   1,708,377
   Tech Mahindra, Ltd................................................    24,688     443,547

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
INDIA -- (Continued)
   Titan Industries, Ltd.............................................    173,170 $    871,943
   Torrent Power, Ltd................................................     79,357      208,462
   Ultratech Cement, Ltd.............................................     40,093    1,422,986
   Union Bank of India...............................................     73,846      334,994
  *Unitech, Ltd......................................................  1,237,337      622,798
   United Breweries, Ltd.............................................     53,764      733,096
   United Phosphorus, Ltd............................................      7,908       20,842
   United Spirits, Ltd...............................................     76,192    3,147,044
   Wipro, Ltd........................................................    438,772    3,179,774
  *Wockhardt, Ltd....................................................     14,237      507,713
   Yes Bank, Ltd.....................................................    161,542    1,504,361
   Zee Entertainment Enterprises, Ltd................................    389,718    1,695,372
                                                                                 ------------
TOTAL INDIA..........................................................             252,129,578
                                                                                 ------------
INDONESIA -- (3.4%)
   Adaro Energy Tbk PT............................................... 12,163,000    1,541,507
   AKR Corporindo Tbk PT.............................................    878,500      465,908
   Alam Sutera Realty Tbk PT......................................... 12,012,500    1,299,631
   Astra Agro Lestari Tbk PT.........................................    403,000      734,592
   Astra International Tbk PT........................................ 17,653,110   13,357,167
   Bank Central Asia Tbk PT.......................................... 10,755,500   11,904,930
   Bank Danamon Indonesia Tbk PT.....................................  3,627,079    2,408,133
   Bank Mandiri Persero Tbk PT.......................................  9,040,117    9,779,859
   Bank Negara Indonesia Persero Tbk PT..............................  7,388,222    4,108,888
  *Bank Pan Indonesia Tbk PT.........................................  7,175,000      591,365
   Bank Rakyat Indonesia Persero Tbk PT.............................. 10,236,500    9,914,300
  *Bank Tabungan Pensiunan Nasional Tbk PT...........................    768,500      419,025
   Bayan Resources Tbk PT............................................     79,500       65,127
   Bhakti Investama Tbk PT........................................... 13,972,500      705,508
   Bumi Serpong Damai PT.............................................  6,655,500    1,183,181
   Charoen Pokphand Indonesia Tbk PT.................................  6,039,000    3,138,145
   Global Mediacom Tbk PT............................................  6,334,000    1,418,813
   Gudang Garam Tbk PT...............................................    443,500    2,256,196
   Harum Energy Tbk PT...............................................    621,000      265,552
   Holcim Indonesia Tbk PT...........................................  1,596,000      599,796
   Indo Tambangraya Megah Tbk PT.....................................    355,000    1,343,225
   Indocement Tunggal Prakarsa Tbk PT................................  1,284,500    3,495,179
   Indofood CBP Sukses Makmur Tbk PT.................................    998,500    1,176,748
   Indofood Sukses Makmur Tbk PT.....................................  4,360,000    3,300,077
   Indomobil Sukses Internasional Tbk PT.............................     35,000       19,108
   Indosat Tbk PT....................................................    885,000      546,561
   Indosat Tbk PT ADR................................................      1,674       49,366
  *Inovisi Infracom Tbk PT...........................................    117,500       76,883
   Japfa Comfeed Indonesia Tbk PT....................................    437,500       86,891
   Jasa Marga Persero Tbk PT.........................................  1,526,500    1,053,430
   Kalbe Farma Tbk PT................................................ 18,613,000    2,666,081
   Lippo Karawaci Tbk PT............................................. 31,991,000    4,446,321
   Mayora Indah Tbk PT...............................................    173,000      535,276
   Media Nusantara Citra Tbk PT......................................  3,417,000    1,099,946
  *Panasia Indo Resources Tbk PT.....................................     75,100        5,214
   Perusahaan Gas Negara Persero Tbk PT..............................  8,045,500    5,175,078
   Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.............  2,010,500      314,685

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
INDONESIA -- (Continued)
   Semen Indonesia Persero Tbk PT.................................... 2,585,500 $  4,900,111
   Sinar Mas Agro Resources and Technology Tbk PT.................... 1,116,500      769,790
   Sumber Alfaria Trijaya Tbk PT.....................................     4,000        2,468
   Surya Citra Media Tbk PT.......................................... 1,607,000      462,803
   Tambang Batubara Bukit Asam Persero Tbk PT........................   768,500    1,206,138
   Telekomunikasi Indonesia Persero Tbk PT........................... 7,835,140    9,439,643
  *Tower Bersama Infrastructure Tbk PT...............................   967,000      562,448
   Unilever Indonesia Tbk PT......................................... 1,381,500    3,732,730
   United Tractors Tbk PT............................................ 1,408,696    2,576,486
   Vale Indonesia Tbk PT............................................. 2,957,000      870,356
   XL Axiata Tbk PT.................................................. 2,147,500    1,126,885
                                                                                ------------
TOTAL INDONESIA......................................................            117,197,550
                                                                                ------------
MALAYSIA -- (3.8%)
   Affin Holdings Bhd................................................   318,200      370,526
   AirAsia BHD....................................................... 1,135,500    1,094,425
   Alliance Financial Group Bhd...................................... 1,216,400    1,783,695
   AMMB Holdings Bhd................................................. 1,492,359    3,287,305
   Axiata Group Bhd.................................................. 2,221,275    4,945,409
   Batu Kawan BHD....................................................    76,300      456,929
   Berjaya Land Bhd..................................................    95,000       25,578
   Berjaya Sports Toto Bhd...........................................   725,025    1,000,888
   Boustead Holdings Bhd.............................................   398,086      670,125
   British American Tobacco Malaysia Bhd.............................   102,200    2,128,403
  *Bumi Armada Bhd...................................................   823,300    1,079,800
   CIMB Group Holdings Bhd........................................... 4,317,654   10,991,673
   Dialog Group BHD.................................................. 1,127,300      878,956
   DiGi.Com Bhd...................................................... 2,767,720    4,222,728
   DRB-Hicom Bhd.....................................................   784,000      647,480
   Fraser & Neave Holdings Bhd.......................................    80,000      479,601
   Gamuda Bhd........................................................ 1,674,400    2,241,486
   Genting Bhd....................................................... 1,894,300    6,542,209
   Genting Malaysia Bhd.............................................. 2,893,800    3,579,572
   Genting Plantations Bhd...........................................   239,300      673,639
   Guinness Anchor Bhd...............................................    12,800       77,677
   Hong Leong Bank Bhd...............................................   507,160    2,411,266
   Hong Leong Financial Group Bhd....................................   209,629    1,068,519
   IJM Corp. Bhd..................................................... 1,245,881    2,234,108
   IOI Corp. Bhd..................................................... 2,849,805    4,712,714
   Kuala Lumpur Kepong Bhd...........................................   423,700    3,004,137
   Kulim Malaysia BHD................................................   470,200      553,508
   Lafarge Malayan Cement Bhd........................................   280,980      916,695
   Malayan Banking Bhd............................................... 3,948,467   12,491,220
   Malaysia Airports Holdings Bhd....................................   257,627      509,637
   Malaysia Marine and Heavy Engineering Holdings Bhd................   367,600      459,976
   Maxis Bhd......................................................... 1,801,000    4,001,945
  *MISC Bhd.......................................................... 1,391,098    1,994,064
   MMC Corp. Bhd..................................................... 1,092,100      914,716
   Multi-Purpose Holdings BHD........................................    39,300       45,506
   Nestle Malaysia Bhd...............................................   189,300    3,849,491
   Parkson Holdings Bhd..............................................   585,720      812,275
   Petronas Chemicals Group Bhd...................................... 2,316,600    4,973,297

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
MALAYSIA -- (Continued)
   Petronas Dagangan BHD.............................................    241,400 $  1,873,445
   Petronas Gas Bhd..................................................    468,300    3,035,778
   PPB Group Bhd.....................................................    427,000    1,796,638
   Public Bank Bhd (B012W42).........................................     67,739      365,733
   Public Bank Bhd (B012W53).........................................    940,101    5,074,838
   RHB Capital Bhd...................................................    636,983    1,776,655
  *Sapurakencana Petroleum Bhd.......................................  1,898,700    1,985,474
   Shell Refining Co. Federation of Malaya Bhd.......................    116,500      323,281
   Sime Darby Bhd....................................................  2,351,220    7,298,185
   SP Setia Bhd......................................................    247,600      278,966
   Telekom Malaysia Bhd..............................................    792,900    1,438,575
   Tenaga Nasional Bhd...............................................  2,144,050    5,532,161
  *UEM Land Holdings Bhd.............................................  1,468,537    1,212,010
   UMW Holdings Bhd..................................................    475,466    2,235,543
   United Plantations BHD............................................     33,700      308,501
   YTL Corp. Bhd.....................................................  5,406,186    2,913,471
   YTL Power International Bhd.......................................  1,575,940      782,339
                                                                                 ------------
TOTAL MALAYSIA.......................................................             130,362,771
                                                                                 ------------
MEXICO -- (5.8%)
   Alfa S.A.B. de C.V. Class A.......................................  2,945,100    6,837,450
  #America Movil S.A.B. de C.V. Series L............................. 30,952,095   33,163,960
   America Movil S.A.B. de C.V. Series L ADR.........................     22,528      481,649
   Arca Continental S.A.B. de C.V....................................    349,300    2,858,597
 #*Cemex S.A.B. de C.V...............................................    313,287      353,478
 #*Cemex S.A.B. de C.V. Sponsored ADR................................  1,189,806   13,385,315
   Coca-Cola Femsa S.A.B. de C.V. Series L...........................    298,900    4,828,758
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......................      7,008    1,130,881
  #Controladora Comercial Mexicana S.A.B. de C.V.....................    375,559    1,444,731
  *Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B....      8,726        6,288
   El Puerto de Liverpool S.A.B. de C.V..............................    152,687    1,931,112
   Fomento Economico Mexicano S.A.B. de C.V..........................  1,793,669   20,341,140
 #*Genomma Lab Internacional S.A.B. de C.V. Class B..................    264,900      572,023
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...............      4,358      252,241
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B...........    192,400    1,114,409
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR................     34,897    4,331,067
  #Grupo Bimbo S.A.B. de C.V. Series A...............................  1,538,500    5,011,215
  #Grupo Carso S.A.B. de C.V. Series A1..............................    639,132    3,642,994
   Grupo Comercial Chedraui S.A. de C.V..............................    297,766    1,134,926
   Grupo Financiero Banorte S.A.B. de C.V............................  1,899,876   14,316,781
   Grupo Financiero Inbursa S.A.B. de C.V............................  1,863,628    5,405,646
   Grupo Industrial Maseca S.A.B. de C.V. Class B....................    147,287      246,604
   Grupo Mexico S.A.B. de C.V. Series B..............................  3,579,616   12,850,569
  #Grupo Modelo S.A.B. de C.V. Series C..............................    661,784    6,018,151
  *Grupo Qumma S.A. de C.V. Series B.................................      1,591           --
   Grupo Televisa S.A.B. Series CPO..................................  1,765,070    8,945,785
   Grupo Televisa S.A.B. Sponsored ADR...............................    145,475    3,683,427
 #*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de
   C.V...............................................................  2,373,426    5,752,611
 #*Industrias CH S.A.B. de C.V. Series B.............................    190,049    1,531,060
  #Industrias Penoles S.A.B. de C.V..................................    103,055    4,328,084
   Kimberly-Clark de Mexico S.A.B. de C.V. Class A...................  1,823,400    6,385,196
   Mexichem S.A.B. de C.V............................................    780,133    3,979,595

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
MEXICO -- (Continued)
 #*Minera Frisco S.A.B. de C.V.......................................    783,633 $  3,353,366
 #*OHL Mexico S.A.B. de C.V..........................................    512,424    1,585,935
  #Organizacion Soriana S.A.B. de C.V. Class B.......................  1,112,075    4,579,342
  *Savia SA Class A..................................................    120,000           --
   Wal-Mart de Mexico S.A.B. de C.V. Series V........................  4,498,650   14,271,431
                                                                                 ------------
TOTAL MEXICO.........................................................             200,055,817
                                                                                 ------------
PERU -- (0.3%)
   Cementos Pacasmayo SAA ADR........................................      1,159       16,469
   Cia de Minas Buenaventura SA ADR..................................    103,995    2,081,980
   Credicorp, Ltd....................................................     62,859    9,465,937
                                                                                 ------------
TOTAL PERU...........................................................              11,564,386
                                                                                 ------------
PHILIPPINES -- (1.4%)
   Aboitiz Equity Ventures, Inc......................................  1,519,900    2,105,735
   Aboitiz Power Corp................................................  1,446,200    1,310,746
   Alliance Global Group, Inc........................................  6,710,300    3,868,930
   Ayala Corp........................................................    174,775    2,724,444
   Ayala Land, Inc...................................................  4,800,318    3,791,020
   Bank of the Philippine Islands....................................    844,014    2,107,824
  *BDO Unibank, Inc..................................................  1,519,961    3,388,969
   DMCI Holdings, Inc................................................    726,690    1,007,218
   Energy Development Corp...........................................  6,478,700    1,025,719
  *First Gen Corp....................................................    764,700      419,166
   Fwbc Holdings, Inc................................................  2,006,957           --
   Globe Telecom, Inc................................................     33,060    1,148,892
   International Container Terminal Services, Inc....................    723,570    1,617,925
   JG Summit Holdings, Inc...........................................    168,900      194,905
   Jollibee Foods Corp...............................................    354,660    1,107,881
   Manila Electric Co................................................    126,130    1,146,580
   Megaworld Corp.................................................... 13,439,000    1,356,947
   Metro Pacific Investments Corp....................................  7,894,000    1,168,438
   Metropolitan Bank & Trust.........................................    881,923    2,669,385
   Philippine Long Distance Telephone Co.............................     35,545    2,627,080
   Philippine Long Distance Telephone Co. Sponsored ADR..............      1,796      131,952
  *Philippine National Bank..........................................     44,530      124,513
   Robinsons Land Corp...............................................  1,553,700      971,347
   San Miguel Corp...................................................    418,720    1,230,595
   Security Bank Corp................................................    181,170      868,497
   Semirara Mining Corp..............................................    112,800      822,661
   SM Investments Corp...............................................    180,820    5,033,998
   SM Prime Holdings, Inc............................................  5,081,710    2,472,822
   Universal Robina Corp.............................................    879,930    2,539,803
                                                                                 ------------
TOTAL PHILIPPINES....................................................              48,983,992
                                                                                 ------------
POLAND -- (1.4%)
   Bank Handlowy w Warszawie SA......................................     34,275    1,020,905
  *Bank Millennium SA................................................    701,813    1,072,523
   Bank Pekao SA.....................................................    101,972    4,892,105
   Bank Zachodni WBK SA..............................................      2,519      209,741
  *BRE Bank SA.......................................................     13,122    1,436,951

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- ------------
POLAND -- (Continued)
  *Cyfrowy Polsat SA.................................................    79,369 $    419,528
   Enea SA...........................................................    59,258      243,909
   Eurocash SA.......................................................    48,245      869,941
  *Getin Noble Bank SA............................................... 1,028,245      511,773
   Grupa Azoty SA....................................................     3,303       63,703
  *Grupa Lotos SA....................................................    38,603      464,994
   Grupa Zywiec SA...................................................    12,604    1,778,087
  *ING Bank Slaski SA................................................    27,713      789,645
   Jastrzebska Spolka Weglowa SA.....................................    36,212      963,860
  *Kernel Holding SA.................................................    46,175      838,599
   KGHM Polska Miedz SA..............................................   127,397    5,994,134
   LPP SA............................................................       262      530,596
   Lubelski Wegiel Bogdanka SA.......................................    23,499      873,340
   PGE SA............................................................   613,911    3,190,478
  *Polski Koncern Naftowy Orlen S.A..................................   314,502    4,883,324
  *Polskie Gornictwo Naftowe i Gazownictwo SA........................ 1,217,981    2,059,291
   Powszechna Kasa Oszczednosci Bank Polski SA.......................   679,879    7,079,581
   Powszechny Zaklad Ubezpieczen SA..................................    45,504    6,276,383
   Synthos SA........................................................   436,090      650,478
   Tauron Polska Energia SA..........................................   239,037      318,967
   Telekomunikacja Polska SA.........................................   591,537    1,319,646
                                                                                ------------
TOTAL POLAND.........................................................             48,752,482
                                                                                ------------
RUSSIA -- (4.0%)
   Eurasia Drilling Co., Ltd. GDR....................................    92,166    3,610,725
   Federal Hydrogenerating Co. JSC ADR............................... 1,056,935    1,825,430
   Gazprom OAO Sponsored ADR......................................... 4,589,920   36,553,949
   Globaltrans Investment P.L.C. GDR.................................    40,377      573,629
   Lukoil OAO Sponsored ADR..........................................   376,321   23,927,966
   Magnitogorsk Iron & Steel Works GDR...............................   127,856      386,354
   Mail.ru Group, Ltd. GDR...........................................    46,941    1,269,441
  #Mechel Sponsored ADR..............................................   170,001      693,604
  *MMC Norilsk Nickel OJSC ADR.......................................   532,268    8,215,919
   Novolipetsk Steel OJSC GDR........................................    71,198    1,196,051
   Novorossiysk Commercial Sea Port PJSC GDR.........................    33,800      233,334
   O'Key Group SA GDR................................................    25,463      306,200
  *PIK Group GDR.....................................................    26,823       53,330
   Rosneft OAO GDR................................................... 1,181,607    8,104,089
   Rostelecom OJSC Sponsored ADR.....................................    39,449      883,019
  *Sberbank of Russia Sponsored ADR.................................. 2,075,152   26,783,406
   Severstal OAO GDR.................................................   135,369    1,159,087
   Tatneft OAO Sponsored ADR.........................................   177,378    6,729,920
   TMK OAO GDR.......................................................    52,030      661,493
   Uralkali OJSC GDR.................................................   216,536    7,852,706
   VimpelCom, Ltd. Sponsored ADR.....................................   439,320    4,810,554
   VTB Bank OJSC GDR................................................. 1,024,422    3,238,617
  *X5 Retail Group NV GDR............................................    71,095    1,247,506
                                                                                ------------
TOTAL RUSSIA.........................................................            140,316,329
                                                                                ------------
SOUTH AFRICA -- (6.6%)
   ABSA Group, Ltd...................................................   365,243    6,017,451
  #African Bank Investments, Ltd.....................................   699,500    2,223,077

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- -----------
SOUTH AFRICA -- (Continued)
   African Rainbow Minerals, Ltd.....................................   118,603 $ 2,340,142
  *Anglo American Platinum, Ltd......................................    63,581   2,423,235
  #AngloGold Ashanti, Ltd. Sponsored ADR.............................   331,815   6,470,392
  *ArcelorMittal South Africa, Ltd...................................   203,913     524,009
   Aspen Pharmacare Holdings, Ltd....................................   241,204   5,245,412
  #Assore, Ltd.......................................................    27,520     897,881
   AVI, Ltd..........................................................    28,062     168,822
   Barloworld, Ltd...................................................   244,214   2,560,003
   Bidvest Group, Ltd................................................   257,192   6,694,209
   Capitec Bank Holdings, Ltd........................................    31,532     768,033
   Discovery, Ltd....................................................   357,805   3,262,817
   Distell Group, Ltd................................................     2,649      37,493
  #Exxaro Resources, Ltd.............................................   111,159   1,750,724
   FirstRand, Ltd.................................................... 2,706,202   9,415,153
   Foschini Group, Ltd. (The)........................................   174,302   2,236,711
  #Gold Fields, Ltd. Sponsored ADR...................................   710,430   5,299,808
   Growthpoint Properties, Ltd.......................................   764,019   2,511,446
  #Harmony Gold Mining Co., Ltd......................................   132,269     668,680
  #Harmony Gold Mining Co., Ltd. Sponsored ADR.......................   331,569   1,700,949
   Impala Platinum Holdings, Ltd.....................................   509,209   6,978,424
   Imperial Holdings, Ltd............................................   170,107   3,771,075
   Investec, Ltd.....................................................   229,217   1,647,072
   Kumba Iron Ore, Ltd...............................................    66,146   3,506,403
   Liberty Holdings, Ltd.............................................   155,216   2,068,955
   Life Healthcare Group Holdings, Ltd...............................   712,509   3,011,774
   Massmart Holdings, Ltd............................................    81,126   1,682,056
   Mediclinic International, Ltd.....................................   240,544   1,744,669
   MMI Holdings, Ltd................................................. 1,197,522   3,058,551
   Mondi, Ltd........................................................   116,207   1,563,231
   Mr Price Group, Ltd...............................................   200,893   2,890,447
   MTN Group, Ltd.................................................... 1,575,988  28,440,253
   Nampak, Ltd.......................................................   542,486   1,994,636
   Naspers, Ltd. Class N.............................................   326,129  21,854,757
   Nedbank Group, Ltd................................................   200,457   4,262,378
   Netcare, Ltd......................................................   811,118   1,843,322
  #Pick n Pay Stores, Ltd............................................   244,318   1,158,111
   PPC, Ltd..........................................................    60,146     220,133
   PSG Group, Ltd....................................................    62,712     461,624
   Sanlam, Ltd....................................................... 1,606,991   8,245,174
   Santam, Ltd.......................................................    12,147     238,508
  *Sappi, Ltd. Sponsored ADR.........................................       800       2,416
  #Sasol, Ltd. Sponsored ADR.........................................   536,546  23,296,827
   Shoprite Holdings, Ltd............................................   395,299   7,506,613
  *Sibanye Gold, Ltd. Sponsored ADR..................................   177,607     683,787
   Spar Group, Ltd. (The)............................................   129,700   1,712,717
   Standard Bank Group, Ltd.......................................... 1,027,873  12,853,018
 #*Steinhoff International Holdings, Ltd............................. 1,170,789   3,127,119
   Tiger Brands, Ltd.................................................   114,419   3,563,774
   Truworths International, Ltd......................................   320,639   3,192,044
   Tsogo Sun Holdings, Ltd...........................................   288,868     821,724
   Vodacom Group, Ltd................................................   345,509   4,052,326

THE EMERGING MARKETS SERIES
CONTINUED


                                                                      SHARES    VALUE++
                                                                      ------- ------------
SOUTH AFRICA -- (Continued)
   Woolworths Holdings, Ltd.......................................... 604,872 $  4,720,184
                                                                              ------------
TOTAL SOUTH AFRICA...................................................          229,390,549
                                                                              ------------
SOUTH KOREA -- (13.4%)
  #Amorepacific Corp.................................................   2,708    2,213,763
  #AMOREPACIFIC Group................................................   2,614      992,520
   BS Financial Group, Inc........................................... 193,520    2,551,743
  #Celltrion, Inc....................................................  17,464      501,503
   Cheil Industries, Inc.............................................  43,799    3,778,766
  *Cheil Worldwide, Inc..............................................  72,080    1,781,981
  #CJ CheilJedang Corp...............................................   7,935    2,349,532
   CJ Corp...........................................................  14,219    1,868,421
 #*CJ Korea Express Co., Ltd.........................................   3,204      308,819
   Coway Co., Ltd....................................................  44,780    2,269,387
   Daelim Industrial Co., Ltd........................................  30,614    2,144,185
 #*Daewoo Engineering & Construction Co., Ltd........................ 125,248      860,939
  #Daewoo International Corp.........................................  38,863    1,364,995
   Daewoo Securities Co., Ltd........................................ 220,281    2,187,743
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd................. 109,830    2,643,936
   Dongbu Insurance Co., Ltd.........................................  39,600    1,599,898
   Doosan Corp.......................................................   7,623      852,936
   Doosan Heavy Industries & Construction Co., Ltd...................  50,919    1,897,094
 #*Doosan Infracore Co., Ltd......................................... 100,420    1,192,709
   E-Mart Co., Ltd...................................................  18,739    3,660,632
  #GS Engineering & Construction Corp................................  38,637    1,063,603
   GS Holdings.......................................................  58,759    2,911,952
   Hana Financial Group, Inc......................................... 287,309    9,201,411
   Hankook Tire Co., Ltd.............................................  66,995    2,918,945
  #Hanwha Chemical Corp..............................................  97,250    1,446,949
   Hanwha Corp.......................................................  45,190    1,280,969
   Hanwha Life Insurance Co., Ltd.................................... 193,150    1,176,023
  #Hite Jinro Co., Ltd...............................................  22,640      663,064
   Hyundai Department Store Co., Ltd.................................  15,308    2,226,385
   Hyundai Engineering & Construction Co., Ltd.......................  60,724    3,193,085
  #Hyundai Glovis Co., Ltd...........................................  10,600    1,784,343
  #Hyundai Heavy Industries Co., Ltd.................................  39,020    7,139,043
   Hyundai Hysco Co., Ltd............................................  30,134      844,645
   Hyundai Marine & Fire Insurance Co., Ltd..........................  63,670    1,793,772
 #*Hyundai Merchant Marine Co., Ltd..................................  36,505      340,088
   Hyundai Mobis.....................................................  59,213   13,463,202
   Hyundai Motor Co.................................................. 138,348   25,121,651
  #Hyundai Steel Co..................................................  58,560    4,068,516
   Hyundai Wia Corp..................................................  12,650    1,634,708
   Industrial Bank of Korea.......................................... 180,660    2,070,569
   Kangwon Land, Inc................................................. 114,660    3,245,069
   KB Financial Group, Inc........................................... 243,865    7,974,963
   KB Financial Group, Inc. ADR......................................  97,918    3,211,710
   KCC Corp..........................................................   5,799    1,724,029
   KEPCO Engineering & Construction Co., Inc.........................   6,563      522,703
  #KEPCO Plant Service & Engineering Co., Ltd........................   8,744      451,664
   Kia Motors Corp................................................... 243,530   12,147,541
   Korea Aerospace Industries, Ltd...................................  28,440      723,883

THE EMERGING MARKETS SERIES
CONTINUED


                                                                      SHARES    VALUE++
                                                                      ------- -----------
SOUTH KOREA -- (Continued)
  *Korea Electric Power Corp......................................... 190,290 $ 5,486,483
   Korea Gas Corp....................................................  16,473   1,057,721
   Korea Investment Holdings Co., Ltd................................  27,290   1,150,169
   Korea Zinc Co., Ltd...............................................   7,603   2,194,305
  *Korean Air Lines Co., Ltd.........................................  35,425   1,136,814
   KT Corp...........................................................  23,160     757,769
  #KT&G Corp.........................................................  91,798   6,613,962
  #Kumho Petro chemical Co., Ltd.....................................  10,995     954,546
   LG Chem, Ltd......................................................  40,979   9,697,962
   LG Corp...........................................................  96,081   5,731,439
 #*LG Display Co., Ltd. ADR.......................................... 447,379   6,138,040
  #LG Electronics, Inc............................................... 103,545   8,299,434
  #LG Household & Health Care, Ltd...................................   7,299   4,104,381
  *LG Uplus Corp..................................................... 259,030   2,447,911
   Lotte Chemical Corp...............................................  15,966   2,363,071
   Lotte Confectionery Co., Ltd......................................     213     371,509
   Lotte Shopping Co., Ltd...........................................  10,963   4,094,098
   LS Corp...........................................................  11,668     859,248
  #Mando Corp........................................................  10,816     826,549
  #NCSoft Corp.......................................................  12,240   1,847,532
   NHN Corp..........................................................  33,150   8,940,109
  #OCI Co., Ltd......................................................  14,368   1,850,195
  #Orion Corp/Republic of South Korea................................   2,754   2,913,113
   POSCO.............................................................  50,240  14,440,334
  #POSCO ADR.........................................................  37,241   2,680,980
   S-1 Corp..........................................................  13,290     750,960
  #S-Oil Corp........................................................  39,136   3,155,032
   Samsung C&T Corp.................................................. 103,844   5,574,149
   Samsung Card Co., Ltd.............................................  23,720     910,701
   Samsung Electro-Mechanics Co., Ltd................................  49,272   4,415,143
   Samsung Electronics Co., Ltd......................................  67,106  92,808,886
   Samsung Electronics Co., Ltd. GDR.................................  49,372  34,194,144
  #Samsung Engineering Co., Ltd......................................  23,077   1,857,950
   Samsung Fire & Marine Insurance Co., Ltd..........................  33,027   6,796,709
   Samsung Heavy Industries Co., Ltd................................. 146,900   4,686,758
   Samsung Life Insurance Co., Ltd...................................  55,558   5,476,291
   Samsung SDI Co., Ltd..............................................  36,722   4,281,357
   Samsung Securities Co., Ltd.......................................  57,359   2,642,191
   Samsung Techwin Co., Ltd..........................................  30,860   1,919,451
   Shinhan Financial Group Co., Ltd.................................. 311,456  10,787,931
   Shinhan Financial Group Co., Ltd. ADR.............................  86,082   2,951,752
   Shinsegae Co., Ltd................................................   6,575   1,413,691
   SK C&C Co., Ltd...................................................  17,620   1,479,575
   SK Holdings Co., Ltd..............................................  28,989   4,183,981
  *SK Hynix, Inc..................................................... 449,290  12,237,015
   SK Innovation Co., Ltd............................................  51,889   7,095,018
   SK Networks Co., Ltd.............................................. 119,800     794,654
   SK Telecom Co., Ltd...............................................   7,355   1,294,662
   Woori Finance Holdings Co., Ltd................................... 353,060   3,822,959
   Woori Finance Holdings Co., Ltd. ADR..............................     200       6,492

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
SOUTH KOREA -- (Continued)
   Woori Investment & Securities Co., Ltd............................    130,620 $  1,344,728
                                                                                 ------------
TOTAL SOUTH KOREA....................................................             465,205,841
                                                                                 ------------
TAIWAN -- (11.3%)
  *Acer, Inc.........................................................  2,946,040    2,381,054
   Advanced Semiconductor Engineering, Inc...........................  5,315,929    4,636,588
   Advanced Semiconductor Engineering, Inc. ADR......................     77,739      348,271
   Advantech Co., Ltd................................................    232,200    1,109,835
   Asia Cement Corp..................................................  2,095,846    2,661,146
   Asustek Computer, Inc.............................................    585,180    6,815,798
 #*AU Optronics Corp.................................................  4,551,873    2,145,455
 #*AU Optronics Corp. Sponsored ADR..................................    326,626    1,580,870
  #Catcher Technology Co., Ltd.......................................    532,429    2,702,882
   Cathay Financial Holding Co., Ltd.................................  6,473,301    8,722,265
   Chang Hwa Commercial Bank.........................................  4,361,723    2,494,612
   Cheng Shin Rubber Industry Co., Ltd...............................  1,595,753    5,412,376
  #Cheng Uei Precision Industry Co., Ltd.............................    384,109      766,348
   Chicony Electronics Co., Ltd......................................    425,806    1,252,712
  *China Airlines, Ltd...............................................  2,989,536    1,140,578
  *China Development Financial Holding Corp.......................... 12,332,121    3,416,496
  *China Life Insurance Co., Ltd.....................................  1,880,401    1,912,568
   China Motor Corp..................................................    649,000      632,776
   China Petrochemical Development Corp..............................  1,941,613    1,051,688
   China Steel Chemical Corp.........................................    122,000      593,559
  #China Steel Corp.................................................. 10,184,481    8,985,361
   Chinatrust Financial Holding Co., Ltd............................. 12,799,998    7,773,565
   Chipbond Technology Corp..........................................    415,000    1,057,946
   Chunghwa Telecom Co., Ltd.........................................    428,000    1,366,217
  #Chunghwa Telecom Co., Ltd. ADR....................................    236,502    7,624,824
   Clevo Co..........................................................    168,075      322,405
   Compal Electronics, Inc...........................................  4,513,541    2,923,720
   CTCI Corp.........................................................    580,000    1,160,158
   Delta Electronics, Inc............................................  1,599,366    7,673,462
  #E Ink Holdings, Inc...............................................    767,000      570,770
   E.Sun Financial Holding Co., Ltd..................................  4,629,047    2,797,442
   Eclat Textile Co., Ltd............................................    118,000      712,616
   Epistar Corp......................................................    948,000    1,673,918
  *Eva Airways Corp..................................................  1,521,600      849,093
  *Evergreen Marine Corp. Taiwan, Ltd................................  1,919,249    1,123,136
  #Far Eastern Department Stores Co., Ltd............................  1,078,634      954,858
   Far Eastern New Century Corp......................................  3,261,192    3,514,563
   Far EasTone Telecommunications Co., Ltd...........................  1,368,000    3,332,861
   Farglory Land Development Co., Ltd................................    394,229      753,357
   Feng Hsin Iron & Steel Co.........................................    214,000      384,220
   First Financial Holding Co., Ltd..................................  6,525,415    4,019,546
   Formosa Chemicals & Fibre Corp....................................  2,923,445    6,853,625
   Formosa International Hotels Corp.................................     28,600      312,531
  #Formosa Petrochemical Corp........................................    990,000    2,696,188
   Formosa Plastics Corp.............................................  3,523,648    8,560,033
   Formosa Taffeta Co., Ltd..........................................    848,000      806,975
  #Foxconn Technology Co., Ltd.......................................    690,369    1,819,565
   Fubon Financial Holding Co., Ltd..................................  5,471,233    7,827,876

THE EMERGING MARKETS SERIES
CONTINUED


                                                                       SHARES     VALUE++
                                                                      --------- -----------
TAIWAN -- (Continued)
  #Giant Manufacturing Co., Ltd......................................   225,506 $ 1,353,875
   Gourmet Master Co., Ltd...........................................    33,000     184,140
   Highwealth Construction Corp......................................   331,200     739,753
   Hiwin Technologies Corp...........................................   141,100     996,209
   Hon Hai Precision Industry Co., Ltd............................... 9,204,506  23,791,587
   Hotai Motor Co., Ltd..............................................   235,000   2,100,659
  #HTC Corp..........................................................   625,235   6,390,932
   Hua Nan Financial Holdings Co., Ltd............................... 5,749,170   3,345,622
  *Innolux Corp...................................................... 6,443,341   4,034,516
  *Inotera Memories, Inc............................................. 1,642,000     645,131
   Inventec Corp..................................................... 2,555,551   1,022,086
   Kenda Rubber Industrial Co., Ltd..................................   432,000     862,128
   Kinsus Interconnect Technology Corp...............................   260,000     908,056
  #Largan Precision Co., Ltd.........................................    81,860   2,240,410
   LCY Chemical Corp.................................................   434,123     515,113
   Lite-On Technology Corp........................................... 1,980,910   3,567,211
   Lung Yen Life Service Corp........................................   101,000     355,114
   Macronix International............................................ 4,110,218   1,122,859
  #MediaTek, Inc.....................................................   990,995  12,093,658
   Mega Financial Holding Co., Ltd................................... 7,722,000   5,961,055
   Merida Industry Co., Ltd..........................................   162,750     993,850
  #Nan Kang Rubber Tire Co., Ltd.....................................   534,780     632,085
   Nan Ya Plastics Corp.............................................. 4,377,564   8,734,479
   Nan Ya Printed Circuit Board Corp.................................   206,968     237,346
   Novatek Microelectronics Corp.....................................   447,000   2,185,424
   Oriental Union Chemical Corp......................................   502,000     554,060
  *Pegatron Corp..................................................... 1,674,345   2,745,000
   Phison Electronics Corp...........................................   103,000     813,532
   Pou Chen Corp..................................................... 2,503,487   2,955,097
  #Powertech Technology, Inc.........................................   832,819   1,492,146
   President Chain Store Corp........................................   535,831   3,307,309
  #Quanta Computer, Inc.............................................. 2,169,000   4,489,670
   Radiant Opto-Electronics Corp.....................................   388,360   1,580,823
   Realtek Semiconductor Corp........................................   395,000   1,140,051
  #Ruentex Development Co., Ltd......................................   523,000   1,025,429
  #Ruentex Industries, Ltd...........................................   418,937   1,003,678
  #ScinoPharm Taiwan, Ltd............................................   214,000     498,010
  #Senao International Co., Ltd......................................    67,000     210,052
  *Shin Kong Financial Holding Co., Ltd.............................. 6,701,344   2,120,815
   Siliconware Precision Industries Co............................... 2,444,324   2,932,021
  #Siliconware Precision Industries Co. Sponsored ADR................    67,173     409,084
   Simplo Technology Co., Ltd........................................   249,000   1,059,983
   SinoPac Financial Holdings Co., Ltd............................... 6,815,992   3,415,688
   St Shine Optical Co., Ltd.........................................    22,000     463,441
   Standard Foods Corp...............................................   212,160     726,910
  #Synnex Technology International Corp.............................. 1,074,756   1,819,902
   Taishin Financial Holding Co., Ltd................................ 7,428,981   3,227,902
  *Taiwan Business Bank.............................................. 3,452,338   1,062,834
   Taiwan Cement Corp................................................ 2,810,720   3,736,238
   Taiwan Cooperative Financial Holding.............................. 4,893,539   2,813,671
   Taiwan FamilyMart Co., Ltd........................................    16,000      75,636
   Taiwan Fertilizer Co., Ltd........................................   845,000   2,023,753

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES     VALUE++
                                                                      ---------- ------------
TAIWAN -- (Continued)
  #Taiwan Glass Industry Corp........................................  1,136,253 $  1,157,478
   Taiwan Mobile Co., Ltd............................................  1,451,300    5,288,912
   Taiwan Secom Co., Ltd.............................................     49,000      118,819
   Taiwan Semiconductor Manufacturing Co., Ltd....................... 21,315,808   79,112,153
   Teco Electric and Machinery Co., Ltd..............................  1,997,000    1,879,430
   Transcend Information, Inc........................................    176,181      609,261
   Tripod Technology Corp............................................    482,870    1,098,413
  #TSRC Corp.........................................................    539,300    1,066,126
   U-Ming Marine Transport Corp......................................    551,860      860,753
  #Uni-President Enterprises Corp....................................  3,650,090    7,192,494
   Unimicron Technology Corp.........................................  1,461,896    1,543,034
  #United Microelectronics Corp...................................... 12,235,000    4,688,553
   USI Corp..........................................................    573,700      402,797
  #Vanguard International Semiconductor Corp.........................    736,000      803,943
  *Walsin Lihwa Corp.................................................  3,769,000    1,170,375
  *Wan Hai Lines, Ltd................................................  1,057,800      592,161
 #*Wintek Corp.......................................................  1,832,760      941,769
   Wistron Corp......................................................  2,219,947    2,256,167
   WPG Holdings, Ltd.................................................  1,393,869    1,679,585
  *Yang Ming Marine Transport Corp...................................  1,741,300      782,955
   Yuanta Financial Holding Co., Ltd.................................  7,933,577    4,039,213
   Yulon Motor Co., Ltd..............................................    991,000    1,701,380
                                                                                 ------------
TOTAL TAIWAN.........................................................             391,930,512
                                                                                 ------------
THAILAND -- (3.0%)
   Advanced Info Service PCL.........................................    898,900    8,269,267
   Airports of Thailand PCL..........................................    372,200    1,832,467
   Bangkok Bank PCL (6077019)........................................    329,000    2,544,566
   Bangkok Bank PCL (6368360)........................................    467,700    3,601,370
   Bangkok Dusit Medical Services PCL................................    430,200    2,477,131
   Bangkok Life Assurance PCL........................................    435,800    1,124,765
   Bank of Ayudhya PCL...............................................  2,590,200    2,890,257
   Banpu PCL.........................................................    109,250    1,269,310
   BEC World PCL.....................................................    645,300    1,473,087
   Big C Supercenter PCL (6368434)...................................    204,400    1,608,736
   Big C Supercenter PCL (6763932)...................................     24,600      193,615
   Bumrungrad Hospital PCL...........................................    196,400      550,388
   Central Pattana PCL...............................................    575,600    1,961,158
   Charoen Pokphand Foods PCL........................................  2,450,200    2,650,557
   CP ALL PCL........................................................  2,695,000    4,040,204
   Electricity Generating PCL........................................    149,800      783,451
   Glow Energy PCL...................................................    326,800      857,363
   Home Product Center PCL...........................................  2,347,660    1,199,826
   Indorama Ventures PCL.............................................    911,300      729,661
   IRPC PCL..........................................................  8,859,600    1,237,627
   Kasikornbank PCL..................................................  1,146,600    8,438,351
   Krung Thai Bank PCL...............................................  5,908,587    4,992,605
   Land and Houses PCL...............................................  3,235,600    1,444,169
   Minor International PCL...........................................  1,134,700    1,159,830
   Pruksa Real Estate PCL............................................    483,900      482,251
   PTT Exploration & Production PCL (B1359L2)........................     65,409      343,202
   PTT Exploration & Production PCL (B1359J0)........................  1,183,355    6,209,086

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES      VALUE++
                                                                      ---------- --------------
THAILAND -- (Continued)
   PTT Global Chemical PCL...........................................  1,669,872 $    4,153,344
   PTT PCL...........................................................    931,600     10,347,584
   Ratchaburi Electricity Generating Holding PCL.....................    521,300      1,052,369
   Robinson Department Store PCL.....................................    317,500        862,713
   Siam Cement PCL (6609928).........................................    131,500      2,141,635
   Siam Cement PCL (6609906).........................................    124,800      2,100,552
   Siam City Cement PCL..............................................     94,913      1,578,111
   Siam Commercial Bank PCL..........................................    984,466      6,238,865
   Siam Makro PCL....................................................     68,600      1,762,331
   Thai Airways International PCL....................................    108,100        108,653
   Thai Oil PCL......................................................    725,800      1,632,123
   Thai Union Frozen Products PCL....................................    383,360        737,984
   TMB Bank PCL...................................................... 19,864,000      1,854,425
   Total Access Communication PCL (B1YWK08)..........................    448,700      1,788,685
   Total Access Communication PCL (B231MK7)..........................    214,100        853,482
  *True Corp. PCL....................................................  4,282,600      1,232,980
                                                                                 --------------
TOTAL THAILAND.......................................................               102,810,136
                                                                                 --------------
TURKEY -- (2.1%)
   Akbank TAS........................................................  1,617,747      8,518,195
   Anadolu Efes Biracilik Ve Malt Sanayii A.S........................    213,425      3,547,612
   Arcelik A.S.......................................................    223,462      1,740,942
   Aselsan Elektronik Sanayi Ve Ticaret A.S..........................     84,683        503,767
   BIM Birlesik Magazalar A.S........................................     83,203      4,274,411
   Coca-Cola Icecek A.S..............................................     49,860      1,392,434
  *Dogan Yayin Holding A.S...........................................          1              1
   Enka Insaat ve Sanayi A.S.........................................    323,401      1,000,933
   Eregli Demir ve Celik Fabrikalari TAS.............................  1,138,714      1,306,108
   Ford Otomotiv Sanayi A.S..........................................     74,222      1,032,083
   KOC Holding A.S...................................................    675,269      4,094,610
   Koza Altin Isletmeleri A.S........................................     33,500        671,942
  *Migros Ticaret A.S................................................     33,309        432,576
  *Petkim Petrokimya Holding A.S.....................................    380,618        663,585
  *TAV Havalimanlari Holding A.S.....................................    122,935        868,302
   Tofas Turk Otomobil Fabrikasi A.S.................................    104,129        727,128
   Tupras Turkiye Petrol Rafinerileri A.S............................    120,082      3,355,946
  *Turk Hava Yollari.................................................    924,662      3,852,609
   Turk Telekomunikasyon A.S.........................................    430,277      2,041,111
  *Turkcell Iletisim Hizmetleri A.S..................................    466,649      2,905,616
  *Turkcell Iletisim Hizmetleri A.S. ADR.............................     73,838      1,153,350
   Turkiye Garanti Bankasi A.S.......................................  2,049,990     11,342,423
   Turkiye Halk Bankasi A.S..........................................    524,550      5,727,689
   Turkiye Is Bankasi................................................  1,484,267      5,741,129
   Turkiye Sise ve Cam Fabrikalari A.S...............................    679,332      1,153,920
   Turkiye Vakiflar Bankasi Tao......................................    749,913      2,683,450
   Ulker Biskuvi Sanayi A.S..........................................     31,767        271,931
   Yapi ve Kredi Bankasi A.S.........................................    792,953      2,464,307
                                                                                 --------------
TOTAL TURKEY.........................................................                73,468,110
                                                                                 --------------
TOTAL COMMON STOCKS..................................................             3,092,860,854
                                                                                 --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES       VALUE++
                                                                      ----------- --------------
PREFERRED STOCKS -- (3.6%)
BRAZIL -- (3.5%)
   AES Tiete SA......................................................      71,898 $      728,772
   Banco Bradesco SA.................................................   1,859,495     30,567,932
   Banco do Estado do Rio Grande do Sul SA Class B...................     165,000      1,389,604
   Braskem SA Class A................................................      73,800        641,819
   Centrais Eletricas Brasileiras SA Class B.........................      72,700        377,535
   Cia de Bebidas das Americas.......................................      18,964        793,346
   Cia de Gas de Sao Paulo Class A...................................       9,027        242,510
   Cia de Transmissao de Energia Eletrica Paulista...................      30,889        541,127
   Cia Energetica de Minas Gerais....................................     364,776      4,649,154
   Cia Energetica de Sao Paulo Class B...............................     117,010      1,238,086
   Cia Paranaense de Energia.........................................      16,600        295,037
   Empresa Nacional de Comercio Redito e Participacoes SA............         380          8,643
   Gerdau SA.........................................................     836,068      6,535,601
   Itau Unibanco Holding SA..........................................   1,841,700     30,882,936
   Klabin SA.........................................................     663,777      4,445,639
   Lojas Americanas SA...............................................     333,767      2,916,030
   Oi SA.............................................................     463,558      1,137,609
   Petroleo Brasileiro SA............................................     106,500      1,063,536
  *Suzano Papel e Celulose SA Class A................................     334,100      1,219,008
   Telefonica Brasil SA..............................................     232,784      6,172,281
  *Usinas Siderurgicas de Minas Gerais SA Class A....................     609,817      3,017,463
   Vale SA...........................................................   1,412,691     22,940,562
                                                                                  --------------
TOTAL BRAZIL.........................................................                121,804,230
                                                                                  --------------
CHILE -- (0.0%)
   Embotelladora Andina SA Class B...................................       9,255         62,886
                                                                                  --------------
COLOMBIA -- (0.1%)
   Banco Davivienda SA...............................................      77,298      1,034,263
   Grupo Aval Acciones y Valores.....................................     623,146        437,035
   Grupo de Inversiones Suramericana SA..............................      22,247        468,323
                                                                                  --------------
TOTAL COLOMBIA.......................................................                  1,939,621
                                                                                  --------------
TOTAL PREFERRED STOCKS...............................................                123,806,737
                                                                                  --------------

                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT
                                                                         (000)       VALUE+
                                                                      ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@ DFA Short Term Investment Fund..................................  21,953,328    254,000,000
   @ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.16%,
     05/01/13 (Collateralized by $672,232 FNMA, rates ranging from
     3.000% to 3.500%, maturities ranging from 09/01/32 to 08/01/42,
     valued at $687,049) to be repurchased at $673,580............... $       674        673,577
                                                                                  --------------
TOTAL SECURITIES LENDING COLLATERAL..................................                254,673,577
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,273,277,183)..................             $3,471,341,168
                                                                                  ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2013
                                  (UNAUDITED)

                                                                       SHARES      VALUE+
                                                                      --------- ------------
COMMON STOCKS -- (93.9%)
Consumer Discretionary -- (17.5%)
  *1-800-Flowers.com, Inc. Class A...................................    44,330 $    262,877
   AH Belo Corp. Class A.............................................     5,436       31,529
  *ALCO Stores, Inc..................................................       700        5,180
   American Greetings Corp. Class A..................................    62,335    1,149,457
  *Arctic Cat, Inc...................................................     3,436      154,586
  *Ascent Capital Group, Inc. Class A................................     8,564      569,420
  #Autoliv, Inc......................................................     9,404      718,654
  *Ballantyne Strong, Inc............................................     9,030       40,545
 #*Barnes & Noble, Inc...............................................    26,500      480,445
   Bassett Furniture Industries, Inc.................................     2,900       40,687
   Beasley Broadcasting Group, Inc. Class A..........................     9,471       61,846
 #*Beazer Homes USA, Inc.............................................    12,516      202,259
  #bebe stores, Inc..................................................     1,600        9,056
   Belo Corp. Class A................................................    62,627      671,361
  #Best Buy Co., Inc.................................................   197,800    5,140,822
   Big 5 Sporting Goods Corp.........................................     8,501      142,817
  *Biglari Holdings, Inc.............................................     1,627      630,105
   Bob Evans Farms, Inc..............................................    52,387    2,270,453
  #Bon-Ton Stores, Inc. (The)........................................     2,986       45,805
 #*Books-A-Million, Inc..............................................    14,887       38,706
   Brown Shoe Co., Inc...............................................    74,697    1,263,126
  *Build-A-Bear Workshop, Inc........................................    25,874      131,181
 #*Cabela's, Inc.....................................................    53,051    3,405,874
  *Cache, Inc........................................................    26,610      101,650
   Callaway Golf Co..................................................   128,624      861,781
  *Cambium Learning Group, Inc.......................................    37,733       36,601
   Canterbury Park Holding Corp......................................     2,755       32,371
   Carnival Corp.....................................................   489,649   16,897,787
   Carriage Services, Inc............................................    20,916      365,821
  *Cavco Industries, Inc.............................................     7,600      346,712
   CBS Corp. Class A.................................................    28,263    1,295,576
   CBS Corp. Class B.................................................   268,466   12,290,373
  *Christopher & Banks Corp..........................................    58,754      408,340
   Churchill Downs, Inc..............................................     7,682      587,366
  *Coast Distribution System (The)...................................       547        1,477
   Columbia Sportswear Co............................................     4,317      252,976
   Comcast Corp. Class A............................................. 3,446,875  142,355,937
   Comcast Corp. Special Class A..................................... 1,088,341   42,760,918
  *Conn's, Inc.......................................................    25,450    1,102,239
   Core-Mark Holding Co., Inc........................................    24,059    1,252,030
 #*Corinthian Colleges, Inc..........................................    36,345       72,690
   CSS Industries, Inc...............................................    13,050      374,013
   Culp, Inc.........................................................    10,036      162,985
  *dELiA*s, Inc......................................................    22,143       14,606
  *Delta Apparel, Inc................................................     7,532      100,778
   Destination Maternity Corp........................................       200        4,750
  *Destination XL Group, Inc.........................................    15,601       77,693
  #DeVry, Inc........................................................     6,079      170,273
   Dillard's, Inc. Class A...........................................   120,300    9,913,923
  *Discovery Communications, Inc. Class B............................     3,762      296,540
  *Dixie Group, Inc. (The)...........................................    11,800       70,564

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES    VALUE+
                                                                      ------- -----------
Consumer Discretionary -- (Continued)
   Dorman Products, Inc..............................................  20,712 $   781,671
   Dover Downs Gaming & Entertainment, Inc...........................   5,935      10,920
   Dover Motorsports, Inc............................................  15,098      31,555
  #DR Horton, Inc.................................................... 208,125   5,427,900
 #*DreamWorks Animation SKG, Inc. Class A............................  46,429     895,151
 #*Education Management Corp.........................................  13,202      74,855
  #Educational Development Corp......................................   1,679       5,944
   Escalade, Inc.....................................................     277       1,590
  *EW Scripps Co. Class A............................................  41,061     570,337
  *Federal-Mogul Corp................................................  38,585     288,616
   Fisher Communications, Inc........................................   8,375     346,892
 #*Flanigan's Enterprises, Inc.......................................     865       6,643
   Flexsteel Industries, Inc.........................................   2,068      42,580
  #Foot Locker, Inc..................................................  15,700     547,459
   Fred's, Inc. Class A..............................................  45,772     651,336
   Frisch's Restaurants, Inc.........................................     600       9,792
  *Full House Resorts, Inc...........................................   2,574       7,104
  *G-III Apparel Group, Ltd..........................................  11,394     463,280
  *Gaiam, Inc. Class A...............................................   5,988      26,287
  #GameStop Corp. Class A............................................ 104,752   3,655,845
   Gaming Partners International Corp................................     500       4,320
  #Gannett Co., Inc.................................................. 119,639   2,411,922
 #*General Motors Co................................................. 674,707  20,807,964
  *Genesco, Inc......................................................   6,456     397,367
  *Gray Television, Inc..............................................  37,085     235,490
   Group 1 Automotive, Inc...........................................  57,936   3,503,969
  *Hallwood Group, Inc. (The)........................................     296       2,361
   Harte-Hanks, Inc..................................................   3,485      27,636
   Hastings Entertainment, Inc.......................................     300         758
   Haverty Furniture Cos., Inc.......................................  33,479     796,131
  *Helen of Troy, Ltd................................................  64,389   2,245,888
 #*hhgregg, Inc......................................................  36,388     491,602
  *Hollywood Media Corp..............................................  19,037      26,271
   Hooker Furniture Corp.............................................  14,814     256,134
  *Hyatt Hotels Corp. Class A........................................  12,101     516,471
  *Iconix Brand Group, Inc...........................................  95,618   2,739,456
   International Speedway Corp. Class A..............................  24,844     816,622
  *Isle of Capri Casinos, Inc........................................  15,434     118,224
   JAKKS Pacific, Inc................................................  13,103     142,954
  *Jarden Corp....................................................... 162,075   7,294,996
  #JC Penney Co., Inc................................................ 206,990   3,398,776
  *Johnson Outdoors, Inc. Class A....................................  15,588     365,694
   Jones Group, Inc. (The)........................................... 103,143   1,444,002
  *Journal Communications, Inc. Class A..............................  77,674     528,960
  *K-Swiss, Inc. Class A.............................................     439       2,081
  #KB Home...........................................................  30,800     694,232
  *Kid Brands, Inc...................................................   9,776      11,047
   La-Z-Boy, Inc.....................................................  56,332   1,017,356
 #*Lakeland Industries, Inc..........................................  11,757      46,910
  *Lee Enterprises, Inc..............................................  38,128      54,904
  #Lennar Corp. Class A.............................................. 224,100   9,237,402
   Lennar Corp. Class B..............................................   7,868     256,575

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Consumer Discretionary -- (Continued)
  *Liberty Interactive Corp. Class A.................................   882,463 $18,787,637
 #*Liberty Interactive Corp. Class B.................................    35,706     753,397
  *Liberty Media Corp. Class A.......................................    96,383  11,072,479
  *Liberty Media Corp. Class B.......................................     7,622     872,986
  *Liberty Ventures Series A.........................................    38,401   2,821,321
  *Liberty Ventures Series B.........................................     1,785     131,340
   Lifetime Brands, Inc..............................................    16,431     221,818
   Lithia Motors, Inc. Class A.......................................    34,933   1,729,882
  *Live Nation Entertainment, Inc....................................   145,347   1,835,733
   Loral Space & Communications, Inc.................................    26,050   1,602,596
   Lowe's Cos., Inc..................................................   139,546   5,361,357
  *Luby's, Inc.......................................................    44,415     302,466
  *M/I Homes, Inc....................................................    37,930     933,078
   Mac-Gray Corp.....................................................    13,104     169,697
  *Madison Square Garden Co. (The) Class A...........................    29,558   1,781,461
  *Maidenform Brands, Inc............................................     1,056      19,008
   Marcus Corp.......................................................    18,899     242,663
  *MarineMax, Inc....................................................    29,164     338,011
  *Marriott Vacations Worldwide Corp.................................       662      30,108
  *Martha Stewart Living Omnimedia Class A...........................       980       2,421
   Matthews International Corp. Class A..............................     3,202     117,866
 #*McClatchy Co. (The) Class A.......................................    60,603     139,993
   MDC Holdings, Inc.................................................    18,400     691,840
  *Media General, Inc. Class A.......................................    25,196     206,607
   Men's Wearhouse, Inc. (The).......................................    52,860   1,770,810
  #Meredith Corp.....................................................    32,676   1,268,482
  *Meritage Homes Corp...............................................    28,156   1,373,731
 #*MGM Resorts International.........................................   251,100   3,545,532
  *Modine Manufacturing Co...........................................     8,750      79,975
  *Mohawk Industries, Inc............................................    98,740  10,948,291
  *Monarch Casino & Resort, Inc......................................     1,103      14,196
 #*Motorcar Parts of America, Inc....................................    13,074      78,183
   Movado Group, Inc.................................................    36,900   1,115,856
  *MTR Gaming Group, Inc.............................................    24,536      84,649
  *Multimedia Games Holding Co., Inc.................................    23,224     572,704
   NACCO Industries, Inc. Class A....................................     6,832     396,393
  *Navarre Corp......................................................       336         820
  *New York & Co., Inc...............................................     6,926      30,890
   News Corp. Class A................................................ 1,608,989  49,830,389
   News Corp. Class B................................................   616,492  19,185,231
  *Office Depot, Inc.................................................    88,597     341,984
   OfficeMax, Inc....................................................    32,198     370,599
 #*Orchard Supply Hardware Stores Corp. Class A......................     4,649       9,205
  *Orient-Express Hotels, Ltd. Class A...............................    75,198     759,500
   Outdoor Channel Holdings, Inc.....................................    35,808     313,320
 #*Pacific Sunwear of California, Inc................................    43,900     120,725
 #*Penn National Gaming, Inc.........................................    63,446   3,714,763
   Penske Automotive Group, Inc......................................    43,845   1,355,687
  *Pep Boys-Manny Moe & Jack (The)...................................    75,998     881,577
  *Perfumania Holdings, Inc..........................................       537       3,346
   Perry Ellis International, Inc....................................    23,892     419,782
  *Pinnacle Entertainment, Inc.......................................    71,930   1,370,986

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Consumer Discretionary -- (Continued)
 #*PulteGroup, Inc...................................................   143,221 $ 3,006,209
   PVH Corp..........................................................    31,964   3,688,965
  *Quiksilver, Inc...................................................    74,010     498,087
 #*Radio One, Inc. Class D...........................................    13,955      21,351
  #RadioShack Corp...................................................    90,200     285,934
  *Red Lion Hotels Corp..............................................     8,907      58,163
  *Red Robin Gourmet Burgers, Inc....................................    31,175   1,507,935
  #Regis Corp........................................................    65,192   1,222,350
   Rent-A-Center, Inc................................................    76,435   2,669,875
  *Rick's Cabaret International, Inc.................................    12,026     101,499
  *Rocky Brands, Inc.................................................     8,729     129,189
  #Royal Caribbean Cruises, Ltd......................................   322,500  11,780,925
  *Ruby Tuesday, Inc.................................................    74,723     720,330
   Saga Communications, Inc. Class A.................................     8,693     400,226
 #*Saks, Inc.........................................................    95,502   1,103,048
   Salem Communications Corp. Class A................................    10,922     100,264
   Scholastic Corp...................................................    30,900     848,205
  *Scientific Games Corp. Class A....................................    41,635     369,719
   Sears Canada, Inc.................................................    26,121     244,728
 #*Sears Holdings Corp...............................................   112,601   5,780,935
   Service Corp. International/US....................................   274,069   4,626,285
   Shiloh Industries, Inc............................................    24,793     244,211
   Shoe Carnival, Inc................................................    33,450     696,763
  *Skechers U.S.A., Inc. Class A.....................................    49,610   1,030,896
   Spartan Motors, Inc...............................................    16,820      89,482
   Speedway Motorsports, Inc.........................................    52,187     940,932
  *Sport Chalet, Inc. Class A........................................       875       1,208
  *Sport Chalet, Inc. Class B........................................       299         451
   Stage Stores, Inc.................................................    60,550   1,676,629
   Standard Motor Products, Inc......................................    37,342   1,144,159
  *Stanley Furniture Co., Inc........................................    15,798      62,402
  #Staples, Inc......................................................   497,525   6,587,231
  *Starz - Liberty Capital (85571Q102)...............................    96,383   2,253,435
  *Starz - Liberty Capital (85571Q201)...............................     7,622     178,279
   Stein Mart, Inc...................................................    22,915     181,258
  *Steiner Leisure, Ltd..............................................     2,225     107,757
  *Steinway Musical Instruments, Inc.................................    13,080     326,215
   Stewart Enterprises, Inc. Class A.................................    85,569     762,420
   Strattec Security Corp............................................     5,224     190,519
   Superior Industries International, Inc............................    38,753     711,505
   Superior Uniform Group, Inc.......................................     8,978     104,324
   Systemax, Inc.....................................................    11,750     107,630
  *Tandy Brands Accessories, Inc.....................................     7,478       3,814
 #*Tandy Leather Factory, Inc........................................       500       3,550
   Time Warner Cable, Inc............................................   693,942  65,154,214
   Time Warner, Inc.................................................. 1,534,860  91,753,931
 #*Toll Brothers, Inc................................................   203,299   6,975,189
   Trans World Entertainment Corp....................................     5,781      24,858
  *Tuesday Morning Corp..............................................    60,500     490,655
  *Unifi, Inc........................................................    43,422     846,729
   Vail Resorts, Inc.................................................    11,600     699,480
  *Valuevision Media, Inc. Class A...................................     3,998      17,191

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Discretionary -- (Continued)
  *VOXX International Corp...........................................    24,255 $    231,150
  #Walt Disney Co. (The).............................................    26,220    1,647,665
  #Washington Post Co. (The) Class B.................................     5,780    2,562,505
   Wendy's Co. (The).................................................   242,704    1,380,986
  *West Marine, Inc..................................................    26,468      313,116
  *Wet Seal, Inc. (The) Class A......................................    13,619       44,398
   Whirlpool Corp....................................................    30,049    3,434,000
  *WMS Industries, Inc...............................................    41,662    1,057,382
   Wyndham Worldwide Corp............................................   144,114    8,658,369
  *Zale Corp.........................................................    11,652       51,735
                                                                                ------------
Total Consumer Discretionary.........................................            715,452,009
                                                                                ------------
Consumer Staples -- (7.7%)
  #Alico, Inc........................................................       960       40,138
  *Alliance One International, Inc...................................    32,376      121,410
   Andersons, Inc. (The).............................................    15,774      859,998
   Archer-Daniels-Midland Co.........................................   813,476   27,609,375
   Beam, Inc.........................................................   131,553    8,512,795
  *Boulder Brands, Inc...............................................    76,099      685,652
  #Bunge, Ltd........................................................   121,368    8,763,983
   CCA Industries, Inc...............................................     8,323       32,293
  *Central Garden and Pet Co.........................................    26,784      234,360
  *Central Garden and Pet Co. Class A................................    60,153      529,346
  *Chiquita Brands International, Inc................................    63,990      552,234
  *Constellation Brands, Inc. Class A................................   249,042   12,290,223
  *Constellation Brands, Inc. Class B................................    12,715      622,526
  *Craft Brew Alliance, Inc..........................................     9,754       73,350
   CVS Caremark Corp................................................. 1,510,745   87,895,144
  *Dole Food Co., Inc................................................    19,567      210,541
  *Farmer Bros Co....................................................     8,295      125,669
   Fresh Del Monte Produce, Inc......................................    39,437    1,002,094
   Griffin Land & Nurseries, Inc.....................................     1,500       44,775
 #*Hain Celestial Group, Inc. (The)..................................    43,646    2,847,901
   Ingles Markets, Inc. Class A......................................    11,437      243,837
  #Ingredion, Inc....................................................    62,117    4,473,045
  #JM Smucker Co. (The)..............................................   108,204   11,169,899
   John B Sanfilippo & Son, Inc......................................    10,428      218,779
   Kraft Foods Group, Inc............................................   607,984   31,305,096
  *Mannatech, Inc....................................................       717        5,342
   MGP Ingredients, Inc..............................................     4,788       23,461
   Molson Coors Brewing Co. Class A..................................     1,908       98,262
   Molson Coors Brewing Co. Class B..................................   190,750    9,842,700
   Mondelez International, Inc. Class A.............................. 2,081,099   65,450,564
   Nash Finch Co.....................................................     1,082       22,235
   Nutraceutical International Corp..................................    14,615      269,939
   Oil-Dri Corp. of America..........................................     5,047      138,843
  *Omega Protein Corp................................................    25,852      240,682
  *Pantry, Inc. (The)................................................    24,658      360,253
  *Post Holdings, Inc................................................    50,201    2,198,302
  *Prestige Brands Holdings, Inc.....................................   111,489    3,004,629
  #Safeway, Inc......................................................   157,807    3,553,814
   Sanderson Farms, Inc..............................................    16,100      986,286

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Consumer Staples -- (Continued)
   Seaboard Corp.....................................................     1,812 $  4,975,716
  *Seneca Foods Corp. Class A........................................     6,301      205,350
  *Seneca Foods Corp. Class B........................................       300        9,729
  *Smithfield Foods, Inc.............................................   185,173    4,740,429
   Snyders-Lance, Inc................................................    28,257      711,511
   Spartan Stores, Inc...............................................    32,983      553,455
   Spectrum Brands Holdings, Inc.....................................    46,130    2,583,280
  *Susser Holdings Corp..............................................    12,360      657,181
  *TreeHouse Foods, Inc..............................................    22,732    1,448,256
  #Tyson Foods, Inc. Class A.........................................   405,030    9,975,889
  #Universal Corp....................................................    22,290    1,282,790
   Weis Markets, Inc.................................................    11,602      485,312
                                                                                ------------
Total Consumer Staples...............................................            314,288,673
                                                                                ------------
Energy -- (15.1%)
   Adams Resources & Energy, Inc.....................................     6,004      298,339
   Alon USA Energy, Inc..............................................    33,484      555,834
  *Alpha Natural Resources, Inc......................................   170,794    1,267,291
   Anadarko Petroleum Corp...........................................   845,068   71,627,964
   Apache Corp.......................................................   292,215   21,588,844
 #*Approach Resources, Inc...........................................     6,883      163,265
  #Arch Coal, Inc....................................................    60,743      294,604
 #*Atwood Oceanics, Inc..............................................     4,600      225,630
   Baker Hughes, Inc.................................................     3,891      176,612
  *Barnwell Industries, Inc..........................................     8,038       24,918
  *Basic Energy Services, Inc........................................    15,603      214,229
 #*Bill Barrett Corp.................................................    51,500    1,022,790
   Bolt Technology Corp..............................................     9,574      153,184
   Bristow Group, Inc................................................    42,400    2,679,680
 #*C&J Energy Services, Inc..........................................    37,416      740,463
   Cabot Oil & Gas Corp..............................................       284       19,326
  #Chesapeake Energy Corp............................................   624,655   12,205,759
   Chevron Corp......................................................   629,776   76,838,970
  *Cloud Peak Energy, Inc............................................    33,115      647,067
  *Comstock Resources, Inc...........................................    32,421      507,713
  #ConocoPhillips.................................................... 1,766,829  106,804,813
  *Crimson Exploration, Inc..........................................    12,841       39,422
  *Dawson Geophysical Co.............................................    17,055      524,271
   Delek US Holdings, Inc............................................    52,256    1,885,919
 #*Denbury Resources, Inc............................................   289,460    5,178,439
  #Devon Energy Corp.................................................    42,463    2,338,013
   DHT Holdings, Inc.................................................     1,819        7,822
  *Double Eagle Petroleum Co.........................................     7,844       38,985
 #*Emerald Oil, Inc..................................................     1,533        9,857
   EOG Resources, Inc................................................     6,045      732,412
  *EPL Oil & Gas, Inc................................................    27,489      898,066
  *Era Group, Inc....................................................    36,653      837,521
  *Exterran Holdings, Inc............................................    79,513    2,100,733
  *Green Plains Renewable Energy, Inc................................    24,947      312,087
   Gulf Island Fabrication, Inc......................................    15,018      308,770
   Gulfmark Offshore, Inc. Class A...................................    35,505    1,477,718
  *Harvest Natural Resources, Inc....................................    48,645      159,556

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES    VALUE+
                                                                      ------- -----------
Energy -- (Continued)
  *Helix Energy Solutions Group, Inc................................. 103,010 $ 2,373,350
  #Helmerich & Payne, Inc............................................  95,808   5,616,265
  *Hercules Offshore, Inc............................................ 107,413     791,634
  #Hess Corp......................................................... 378,130  27,293,423
  *HKN, Inc..........................................................     564      50,267
   HollyFrontier Corp................................................   7,105     351,342
  *Hornbeck Offshore Services, Inc...................................  29,719   1,334,977
 #*James River Coal Co...............................................  10,139      16,729
  *Key Energy Services, Inc..........................................  49,745     295,485
 #*Magnum Hunter Resources Corp......................................  82,198     223,579
   Marathon Oil Corp................................................. 903,937  29,531,622
   Marathon Petroleum Corp........................................... 451,968  35,416,212
  *Matrix Service Co.................................................  15,423     231,808
 #*McDermott International, Inc......................................  63,698     680,295
  #Murphy Oil Corp................................................... 189,426  11,761,460
   Nabors Industries, Ltd............................................ 272,782   4,034,446
   National Oilwell Varco, Inc....................................... 250,948  16,366,829
  *Natural Gas Services Group, Inc...................................  14,526     293,280
  *Newpark Resources, Inc............................................  97,395   1,022,647
   Noble Corp........................................................  74,243   2,784,112
   Noble Energy, Inc.................................................  66,897   7,578,761
 #*Northern Oil and Gas, Inc.........................................  41,972     541,019
   Occidental Petroleum Corp.........................................  29,543   2,637,008
  *Overseas Shipholding Group, Inc...................................   2,355       7,819
  *Parker Drilling Co................................................ 142,573     587,401
   Patterson-UTI Energy, Inc......................................... 152,325   3,212,534
  *PDC Energy, Inc...................................................  24,103   1,043,660
  *PHI, Inc. (69336T106).............................................   1,099      30,294
  *PHI, Inc. (69336T205).............................................  21,843     606,580
   Phillips 66....................................................... 883,414  53,844,083
  *Pioneer Energy Services Corp......................................  99,821     703,738
   Pioneer Natural Resources Co......................................  88,400  10,805,132
  *Plains Exploration & Production Co................................ 162,430   7,341,836
   QEP Resources, Inc................................................  33,043     948,665
  *REX American Resources Corp.......................................   4,050      75,694
  *Rex Energy Corp...................................................  35,100     564,057
  *Rowan Cos. P.L.C. Class A......................................... 121,858   3,964,041
   SEACOR Holdings, Inc..............................................  36,653   2,643,048
  *SemGroup Corp. Class A............................................   4,727     245,095
   Ship Finance International, Ltd...................................  40,467     666,896
  *Superior Energy Services, Inc.....................................  29,811     822,485
 #*Swift Energy Co...................................................  57,500     744,050
   Teekay Corp.......................................................  37,720   1,342,832
  *Tesco Corp........................................................   3,745      45,689
   Tesoro Corp....................................................... 168,807   9,014,294
  *TETRA Technologies, Inc...........................................  25,510     232,906
   TGC Industries, Inc...............................................   1,787      15,852
  #Tidewater, Inc....................................................  49,127   2,576,711
  *Transocean, Ltd................................................... 274,265  14,116,420
  *Triangle Petroleum Corp...........................................   7,779      42,707
  *Unit Corp.........................................................  57,000   2,395,710
 #*USEC, Inc......................................................... 152,791      48,893

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Energy -- (Continued)
   Valero Energy Corp................................................   658,099 $ 26,534,552
  *Weatherford International, Ltd....................................   282,083    3,607,842
  #Western Refining, Inc.............................................    68,485    2,116,871
  *Whiting Petroleum Corp............................................    16,007      712,311
  *Willbros Group, Inc...............................................     5,000       47,500
                                                                                ------------
Total Energy.........................................................            617,841,634
                                                                                ------------
Financials -- (16.4%)
   1st Source Corp...................................................    41,187      969,130
   1st United Bancorp Inc/Boca Raton.................................       863        5,722
  #ACE, Ltd..........................................................    46,348    4,131,461
  *Alexander & Baldwin, Inc..........................................    66,838    2,276,502
  *Alleghany Corp....................................................     2,626    1,033,961
   Allied World Assurance Co. Holdings AG............................     8,435      765,982
   Allstate Corp. (The)..............................................   157,339    7,750,519
   Alterra Capital Holdings, Ltd.....................................    26,764      871,168
  *American Capital, Ltd.............................................   422,803    6,397,009
   American Equity Investment Life Holding Co........................    88,700    1,351,788
   American Financial Group, Inc.....................................   173,596    8,379,479
  *American Independence Corp........................................       866        6,841
  *American International Group, Inc.................................   104,036    4,309,171
   American National Insurance Co....................................    37,287    3,506,097
  *American Safety Insurance Holdings, Ltd...........................    11,249      270,876
  *Ameris Bancorp....................................................    12,022      166,745
  *AmeriServ Financial, Inc..........................................    33,075      100,548
   Argo Group International Holdings, Ltd............................    38,796    1,608,094
   Aspen Insurance Holdings, Ltd.....................................   102,623    3,919,172
  *Asset Acceptance Capital Corp.....................................     5,800       37,526
   Associated Banc-Corp..............................................    31,434      448,563
   Assurant, Inc.....................................................    65,820    3,129,083
   Assured Guaranty, Ltd.............................................   122,989    2,537,263
   Asta Funding, Inc.................................................     7,527       70,679
   Astoria Financial Corp............................................    17,021      163,231
  *Atlantic Coast Financial Corp.....................................       379        1,887
 #*Atlanticus Holdings Corp..........................................    19,218       71,107
  *AV Homes, Inc.....................................................    15,767      203,552
   Axis Capital Holdings, Ltd........................................       800       35,704
   Baldwin & Lyons, Inc. Class A.....................................       300        7,065
   Baldwin & Lyons, Inc. Class B.....................................     6,556      159,311
  *Bancorp, Inc......................................................       459        5,967
   Bank Mutual Corp..................................................    51,232      265,382
   Bank of America Corp.............................................. 6,406,476   78,863,720
  #Bank of New York Mellon Corp. (The)...............................   491,755   13,877,326
   BankFinancial Corp................................................    39,867      314,551
   Banner Corp.......................................................     7,943      259,498
   BCB Bancorp, Inc..................................................     1,059       10,781
   Berkshire Hills Bancorp, Inc......................................    25,980      671,843
  *BofI Holding, Inc.................................................     8,208      334,722
  *Capital Bank Financial Corp. Class A..............................       233        4,164
  *Capital City Bank Group, Inc......................................    16,844      210,550
   Capital One Financial Corp........................................   333,920   19,293,898
   Capital Southwest Corp............................................     6,907      812,885

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Financials -- (Continued)
   Cathay General Bancorp............................................    17,730 $   349,458
   Centerstate Banks, Inc............................................       747       6,215
   Century Bancorp, Inc. Class A.....................................       495      16,820
   CFS Bancorp, Inc..................................................    14,148     130,586
   Chicopee Bancorp, Inc.............................................     1,000      17,260
  *CIT Group, Inc....................................................    39,411   1,675,362
   Citigroup, Inc.................................................... 2,115,722  98,719,589
   Citizens Community Bancorp, Inc...................................    10,355      73,831
   CME Group, Inc....................................................   414,385  25,219,471
   CNA Financial Corp................................................   277,671   9,360,289
   CNO Financial Group, Inc..........................................   301,264   3,410,308
   Codorus Valley Bancorp, Inc.......................................       120       1,975
  *Community West Bancshares.........................................       400       1,900
   Corrections Corp. of America......................................     7,040     254,848
  *Cowen Group, Inc. Class A.........................................     4,282      10,962
   Donegal Group, Inc. Class A.......................................    27,472     402,190
   Donegal Group, Inc. Class B.......................................       300       7,527
  *E*TRADE Financial Corp............................................    89,699     923,003
   Eastern Insurance Holdings, Inc...................................    23,026     428,974
  *Eastern Virginia Bankshares, Inc..................................       260       1,570
   EMC Insurance Group, Inc..........................................    18,341     517,766
   Endurance Specialty Holdings, Ltd.................................    76,288   3,735,823
   Enterprise Financial Services Corp................................     3,235      46,519
   ESB Financial Corp................................................       360       5,040
   ESSA Bancorp, Inc.................................................     8,217      88,497
   Evans Bancorp, Inc................................................     1,681      29,955
   Everest Re Group, Ltd.............................................    34,913   4,712,906
  *Farmers Capital Bank Corp.........................................       302       5,587
   FBL Financial Group, Inc. Class A.................................    24,660     969,385
  #Federal Agricultural Mortgage Corp. Class A.......................       177       4,567
   Federal Agricultural Mortgage Corp. Class C.......................     9,200     292,376
   Federated National Holding Co.....................................    13,665      98,661
  #Fidelity National Financial, Inc. Class A.........................    46,321   1,243,719
  *Fidelity Southern Corp............................................     7,111      84,547
  *First Acceptance Corp.............................................    39,006      47,977
   First American Financial Corp.....................................    61,982   1,659,258
 #*First BanCorp.....................................................    15,152      89,548
   First Bancorp.....................................................    16,138     209,955
 #*First Bancshares, Inc.............................................       400       3,400
   First Business Financial Services, Inc............................       482      13,265
  *First California Financial Group, Inc.............................     3,631      29,302
   First Citizens BancShares, Inc. Class A...........................     8,627   1,608,245
   First Commonwealth Financial Corp.................................    10,800      77,220
   First Community Bancshares, Inc...................................       183       2,838
   First Defiance Financial Corp.....................................    10,880     246,323
  *First Federal of Northern Michigan Bancorp, Inc...................       900       3,897
   First Financial Holdings, Inc.....................................    18,933     379,417
  *First Financial Northwest, Inc....................................    25,371     205,505
 #*First Financial Service Corp......................................       130         365
   First Merchants Corp..............................................    38,531     625,358
   First Midwest Bancorp, Inc........................................     7,168      89,958
   First Pactrust Bancorp, Inc.......................................       810       9,202

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES    VALUE+
                                                                      ------- -----------
Financials -- (Continued)
  *First South Bancorp, Inc..........................................   2,278 $    14,989
  *Firstcity Financial Corp..........................................   5,872      57,957
   Fox Chase Bancorp, Inc............................................     351       5,935
  *Genworth Financial, Inc. Class A..................................  34,964     350,689
   Geo Group, Inc. (The).............................................  44,547   1,668,285
   German American Bancorp, Inc......................................   7,459     159,026
   GFI Group, Inc....................................................   2,875      11,529
  *Gleacher & Co., Inc...............................................   9,000       6,189
  *Global Indemnity P.L.C............................................   7,870     175,422
   Goldman Sachs Group, Inc. (The)................................... 143,685  20,988,068
   Great Southern Bancorp, Inc.......................................   1,616      42,614
  *Guaranty Bancorp..................................................  79,339     168,199
  *Guaranty Federal Bancshares, Inc..................................   1,684      16,992
  *Hallmark Financial Services, Inc..................................  25,666     232,277
   Hampden Bancorp, Inc..............................................   5,886      90,644
   Hanover Insurance Group, Inc. (The)...............................  88,829   4,479,646
  #Hartford Financial Services Group, Inc............................ 366,250  10,287,963
  #HCC Insurance Holdings, Inc.......................................  17,700     754,020
   Heartland Financial USA, Inc......................................     465      11,816
  *Heritage Commerce Corp............................................  14,483      95,153
   HF Financial Corp.................................................     400       5,400
  *Hilltop Holdings, Inc.............................................  26,171     350,430
   Hingham Institution for Savings...................................     500      34,005
  *HMN Financial, Inc................................................   3,456      25,609
  *Home Bancorp, Inc.................................................     719      13,014
   Home Federal Bancorp, Inc.........................................   9,420     114,736
   HopFed Bancorp, Inc...............................................   6,781      73,981
   Horace Mann Educators Corp........................................  58,206   1,312,545
   Hudson City Bancorp, Inc..........................................  28,191     234,267
  *ICG Group, Inc....................................................   1,184      14,054
  *Imperial Holdings, Inc............................................   2,882      11,586
   Independence Holding Co...........................................  24,172     253,806
   Infinity Property & Casualty Corp.................................  15,800     896,492
   International Bancshares Corp.....................................     800      15,520
  *Intervest Bancshares Corp. Class A................................   2,078      12,219
  *Investment Technology Group, Inc..................................  23,677     257,843
   Investors Title Co................................................   1,169      81,070
   Janus Capital Group, Inc..........................................  24,840     221,573
   JPMorgan Chase & Co............................................... 777,031  38,082,289
   Kemper Corp.......................................................  76,602   2,440,540
  #Kentucky First Federal Bancorp....................................   2,800      22,260
  #KeyCorp........................................................... 526,210   5,246,314
   Lakeland Bancorp, Inc.............................................   4,701      44,942
   Landmark Bancorp Inc/Manhattan....................................   1,875      39,019
  #Legg Mason, Inc................................................... 128,883   4,106,212
  #Lincoln National Corp............................................. 378,093  12,858,943
   LNB Bancorp, Inc..................................................  13,395     113,188
   Loews Corp........................................................ 243,798  10,890,457
  *Louisiana Bancorp Inc/Metaire.....................................   5,606      92,387
  *Macatawa Bank Corp................................................  18,892     105,795
  *Magyar Bancorp, Inc...............................................     500       2,605
   Maiden Holdings, Ltd..............................................   5,792      59,831

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Financials -- (Continued)
   MainSource Financial Group, Inc...................................    45,000 $   570,150
   Marlin Business Services Corp.....................................    14,241     345,059
   MB Financial, Inc.................................................    19,678     487,227
  *MBIA, Inc.........................................................    82,267     778,246
  *MBT Financial Corp................................................    23,185      93,667
   MCG Capital Corp..................................................    11,930      61,320
   Meadowbrook Insurance Group, Inc..................................    38,553     299,942
   Medallion Financial Corp..........................................     9,550     142,677
   Mercantile Bank Corp..............................................     4,422      73,892
   Meta Financial Group, Inc.........................................     1,083      28,786
   MetLife, Inc...................................................... 1,126,173  43,909,485
  *Metro Bancorp, Inc................................................    26,598     472,115
  *MetroCorp Bancshares, Inc.........................................     2,250      22,613
  *MGIC Investment Corp..............................................    72,733     392,758
   MicroFinancial, Inc...............................................     5,900      47,731
   MidWestOne Financial Group, Inc...................................       346       8,269
   Montpelier Re Holdings, Ltd.......................................    38,746     998,097
   Morgan Stanley.................................................... 1,476,248  32,698,893
   MutualFirst Financial, Inc........................................     2,300      36,961
   NASDAQ OMX Group, Inc. (The)......................................    42,129   1,241,963
   National Western Life Insurance Co. Class A.......................       900     164,358
  *Navigators Group, Inc. (The)......................................     3,685     213,288
  *New Century Bancorp, Inc..........................................       600       3,840
   New Hampshire Thrift Bancshares, Inc..............................     3,667      47,231
  *NewBridge Bancorp.................................................    11,413      67,223
  *Newport Bancorp, Inc..............................................       700      11,956
  *NewStar Financial, Inc............................................    41,166     491,934
  *North Valley Bancorp..............................................       907      15,954
   Northeast Community Bancorp, Inc..................................    18,190     108,594
   Northrim BanCorp, Inc.............................................     5,734     124,887
  #NYSE Euronext.....................................................     8,639     335,280
   OFG Bancorp.......................................................    30,191     485,169
  #Old Republic International Corp...................................   357,183   4,821,971
  *Old Second Bancorp, Inc...........................................     4,874      22,420
   Oppenheimer Holdings, Inc. Class A................................     3,097      57,295
  *Pacific Mercantile Bancorp........................................    16,236      97,416
  *Park Sterling Corp................................................     3,253      18,640
   PartnerRe, Ltd....................................................    52,224   4,926,812
  #People's United Financial, Inc....................................    68,700     904,092
   Peoples Bancorp of North Carolina, Inc............................       250       2,933
   Peoples Bancorp, Inc..............................................    17,608     358,851
 #*PHH Corp..........................................................    92,304   1,945,768
 #*Phoenix Cos., Inc. (The)..........................................     2,631      76,588
  *Pinnacle Financial Partners, Inc..................................    23,924     580,635
  *Piper Jaffray Cos.................................................       312      10,533
   Platinum Underwriters Holdings, Ltd...............................    18,979   1,077,058
  *Popular, Inc......................................................    56,536   1,610,711
  *Porter Bancorp, Inc...............................................     1,737       1,546
  *Portfolio Recovery Associates, Inc................................     9,401   1,153,973
   Premier Financial Bancorp, Inc....................................     1,301      15,872
  #Principal Financial Group, Inc....................................   217,722   7,859,764
   Protective Life Corp..............................................    98,037   3,731,288

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Financials -- (Continued)
   Provident Financial Holdings, Inc.................................       544 $     8,813
   Provident Financial Services, Inc.................................    21,059     322,834
   Provident New York Bancorp........................................    71,474     646,125
   Prudential Financial, Inc.........................................   497,625  30,066,503
  #Pulaski Financial Corp............................................     4,550      48,003
   Radian Group, Inc.................................................   161,945   1,935,243
   Regions Financial Corp............................................ 1,302,555  11,058,692
   Reinsurance Group of America, Inc.................................   169,166  10,581,333
   Renasant Corp.....................................................    42,102     960,768
  *Republic First Bancorp, Inc.......................................     2,174       5,892
   Resource America, Inc. Class A....................................    21,051     194,090
  *Riverview Bancorp, Inc............................................    15,319      37,532
   Ryman Hospitality Properties......................................    51,778   2,302,050
   Safety Insurance Group, Inc.......................................    11,042     548,456
   Sandy Spring Bancorp, Inc.........................................     9,125     186,880
   SCBT Financial Corp...............................................       528      25,223
   Selective Insurance Group, Inc....................................    45,200   1,059,036
   SI Financial Group, Inc...........................................     5,444      63,150
   Somerset Hills Bancorp............................................     4,317      49,171
  (o)Southern Community Financial....................................    29,890       6,576
  *Southern First Bancshares, Inc....................................     1,216      13,194
  *Southwest Bancorp, Inc............................................    16,974     224,396
   StanCorp Financial Group, Inc.....................................    15,636     675,162
   State Auto Financial Corp.........................................    56,823     987,584
   StellarOne Corp...................................................    24,952     374,030
   Stewart Information Services Corp.................................    12,271     332,176
  *Stratus Properties, Inc...........................................     3,069      47,385
 #*Suffolk Bancorp...................................................       205       3,206
  *Sun Bancorp, Inc..................................................     4,075      13,122
   SunTrust Banks, Inc...............................................   491,691  14,381,962
   Susquehanna Bancshares, Inc.......................................    97,547   1,138,373
   Symetra Financial Corp............................................    20,319     276,948
   Synovus Financial Corp............................................   138,359     372,186
   Teche Holding Co..................................................       600      24,720
   TF Financial Corp.................................................       630      15,782
   Timberland Bancorp, Inc...........................................     2,500      20,625
   Tower Group International, Ltd....................................    12,135     229,594
   Travelers Cos., Inc. (The)........................................    28,000   2,391,480
   Tree.com, Inc.....................................................     5,635     115,348
   Trustmark Corp....................................................     4,194     102,963
   Umpqua Holdings Corp..............................................    34,932     419,184
   Unico American Corp...............................................     1,900      26,277
   Union First Market Bankshares Corp................................    12,742     240,951
   United Financial Bancorp, Inc.....................................     6,824     101,063
   United Fire Group, Inc............................................    40,312   1,127,124
  *United Security Bancshares........................................       384       1,577
  *Unity Bancorp, Inc................................................     3,306      23,572
   Unum Group........................................................   517,445  14,431,541
   Validus Holdings, Ltd.............................................     4,399     169,845
  *Virginia Commerce Bancorp, Inc....................................    22,274     299,363
  *Waterstone Financial, Inc.........................................     1,300      10,387
   WesBanco, Inc.....................................................    31,462     787,494

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Financials -- (Continued)
   West BanCorp., Inc................................................    13,957 $    150,456
   Westfield Financial, Inc..........................................    10,811       81,407
   Wintrust Financial Corp...........................................    24,224      868,673
  *WSB Holdings, Inc.................................................       100          655
  #XL Group P.L.C....................................................   240,766    7,497,453
 #*Yadkin Valley Financial Corp......................................    16,710       67,007
   Zions BanCorp.....................................................    53,325    1,312,862
  *ZipRealty, Inc....................................................    10,028       32,792
                                                                                ------------
Total Financials.....................................................            668,959,407
                                                                                ------------
Health Care -- (9.2%)
  *Addus HomeCare Corp...............................................     2,044       24,201
   Aetna, Inc........................................................   503,313   28,910,299
 #*Affymax, Inc......................................................     6,200        5,581
 #*Affymetrix, Inc...................................................    24,928       90,738
  *Albany Molecular Research, Inc....................................    34,387      410,237
  *Alere, Inc........................................................    74,130    1,903,658
  *Allied Healthcare Products........................................     1,000        2,690
  *Allscripts Healthcare Solutions, Inc..............................    15,306      211,835
  *Alphatec Holdings, Inc............................................     5,644       10,667
  *AMN Healthcare Services, Inc......................................    15,078      207,021
  *Amsurg Corp.......................................................    30,743    1,031,735
   Analogic Corp.....................................................     2,988      237,486
  *AngioDynamics, Inc................................................    46,430      470,336
  *Anika Therapeutics, Inc...........................................    14,671      195,858
  *Arrhythmia Research Technology, Inc...............................     1,200        3,036
   Assisted Living Concepts, Inc. Class A............................    33,042      393,861
  *Astex Pharmaceuticals.............................................    21,444      147,535
  *BioScrip, Inc.....................................................    36,570      506,860
 #*Boston Scientific Corp............................................ 1,204,199    9,019,450
  *Cambrex Corp......................................................    43,567      544,152
  *Capital Senior Living Corp........................................    58,814    1,426,828
  *CardioNet, Inc....................................................     5,328       15,504
  *CareFusion Corp...................................................   207,163    6,927,531
  *Celldex Therapeutics, Inc.........................................     4,759       62,105
  #Cigna Corp........................................................    42,954    2,842,266
   Community Health Systems, Inc.....................................   105,314    4,799,159
  #CONMED Corp.......................................................    43,239    1,354,678
   Cooper Cos., Inc. (The)...........................................    13,956    1,540,742
   Coventry Health Care, Inc.........................................   141,956    7,033,920
  *Cross Country Healthcare, Inc.....................................    31,468      157,340
   CryoLife, Inc.....................................................    17,502      105,012
  *Cumberland Pharmaceuticals, Inc...................................    23,319      109,133
  *Cutera, Inc.......................................................    23,864      265,129
  *Cynosure, Inc. Class A............................................     8,077      208,871
   Daxor Corp........................................................       545        4,164
  *Digirad Corp......................................................    29,111       74,524
  *Dynacq Healthcare, Inc............................................       909           55
  *Emergent Biosolutions, Inc........................................     5,105       78,311
 #*Endo Health Solutions, Inc........................................    54,588    2,000,104
  *Enzo Biochem, Inc.................................................    47,997      107,513
 #*Exactech, Inc.....................................................     3,390       62,715

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Health Care -- (Continued)
  *Five Star Quality Care, Inc.......................................    28,953 $    136,948
  *Forest Laboratories, Inc..........................................    78,471    2,935,600
  *Gentiva Health Services, Inc......................................    32,551      341,460
  *Greatbatch, Inc...................................................    41,672    1,164,316
  *Hanger, Inc.......................................................    16,897      513,500
  *Harvard Bioscience, Inc...........................................    32,107      164,388
  *Health Net, Inc...................................................    25,498      749,641
  *Healthways, Inc...................................................    34,589      480,441
  *Hologic, Inc......................................................   305,036    6,213,583
   Humana, Inc.......................................................   236,814   17,550,286
   Invacare Corp.....................................................    32,651      439,156
   Kewaunee Scientific Corp..........................................     1,631       21,301
  *Kindred Healthcare, Inc...........................................    59,114      620,106
  *Lannett Co., Inc..................................................     3,649       42,365
  *LCA-Vision, Inc...................................................       700        2,380
   LeMaitre Vascular, Inc............................................     5,100       30,906
  *Life Technologies Corp............................................    94,990    6,999,813
  *LifePoint Hospitals, Inc..........................................    82,208    3,945,984
  *Magellan Health Services, Inc.....................................    17,899      915,713
   Maxygen, Inc......................................................    43,105      103,452
  *MedAssets, Inc....................................................    44,682      836,894
(o)*MedCath Corp.....................................................    29,240       40,059
  *Medical Action Industries, Inc....................................    24,509      199,258
  *MediciNova, Inc...................................................       225          709
  *Merit Medical Systems, Inc........................................    13,395      129,530
  *Misonix, Inc......................................................     4,083       23,355
  *Molina Healthcare, Inc............................................    24,941      828,041
  #National Healthcare Corp..........................................     6,484      301,052
  *Natus Medical, Inc................................................     7,661       95,839
   Omnicare, Inc.....................................................   197,388    8,639,673
  *Omnicell, Inc.....................................................    30,665      552,583
  *Palomar Medical Technologies, Inc.................................     3,988       54,037
  *PDI, Inc..........................................................    14,978       68,449
   PerkinElmer, Inc..................................................    76,500    2,344,725
   Pfizer, Inc....................................................... 5,208,907  151,422,926
  *PharMerica Corp...................................................    35,405      456,370
  *Repligen Corp.....................................................    21,271      190,588
  *RTI Biologics, Inc................................................    79,886      317,946
   Select Medical Holdings Corp......................................    51,009      420,824
 #*Skilled Healthcare Group, Inc. Class A............................    12,180       85,747
  *Solta Medical, Inc................................................     4,035        7,868
  *Sucampo Pharmaceuticals, Inc. Class A.............................     3,605       34,284
  *SunLink Health Systems, Inc.......................................     1,750        1,400
  *SurModics, Inc....................................................     5,593      147,935
  *Symmetry Medical, Inc.............................................    78,674      937,794
   Teleflex, Inc.....................................................    37,223    2,908,233
  *Theragenics Corp..................................................    20,783       29,928
  #Thermo Fisher Scientific, Inc.....................................   499,520   40,301,274
 #*TranS1, Inc.......................................................     5,997       12,054
  *Triple-S Management Corp. Class B.................................    19,483      351,278
   UnitedHealth Group, Inc...........................................    89,716    5,376,680
   Universal American Corp...........................................    85,628      732,119

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES     VALUE+
                                                                      ------- ------------
Health Care -- (Continued)
  *VCA Antech, Inc...................................................  53,726 $  1,294,797
  *ViroPharma, Inc................................................... 103,479    2,819,803
  *WellCare Health Plans, Inc........................................   9,700      565,607
  #WellPoint, Inc.................................................... 504,640   36,798,349
  *Wright Medical Group, Inc.........................................  32,357      758,448
                                                                              ------------
Total Health Care....................................................          376,960,635
                                                                              ------------
Industrials -- (13.1%)
   AAR Corp..........................................................  32,906      587,701
   ABM Industries, Inc...............................................  64,500    1,454,475
 #*ACCO Brands Corp..................................................   9,955       67,196
   Aceto Corp........................................................  31,686      329,534
   Acme United Corp..................................................   1,030       13,184
  #Actuant Corp. Class A.............................................  44,986    1,408,062
  *Adept Technology, Inc.............................................  20,476       66,137
   ADT Corp. (The)................................................... 197,193    8,605,503
  *AECOM Technology Corp.............................................  23,177      673,755
  *Aegion Corp.......................................................  17,422      366,907
 #*Aerovironment, Inc................................................  35,065      678,858
  #AGCO Corp.........................................................  58,973    3,140,312
   Aircastle, Ltd....................................................  38,900      543,044
   Alamo Group, Inc..................................................  22,751      911,633
  *Alaska Air Group, Inc.............................................  52,626    3,243,867
   Albany International Corp. Class A................................  20,551      597,007
   Alliant Techsystems, Inc..........................................  16,708    1,242,407
(o)*Allied Defense Group, Inc. (The).................................   2,645       13,886
   AMERCO............................................................  29,431    4,729,562
   American Railcar Industries, Inc..................................  20,003      714,307
   Ampco-Pittsburgh Corp.............................................   4,007       75,091
  *AMREP Corp........................................................     966        8,742
   Apogee Enterprises, Inc...........................................  36,374      926,810
   Argan, Inc........................................................      21          372
  #Arkansas Best Corp................................................   2,400       25,224
  *Ascent Solar Technologies, Inc....................................   1,951        1,249
   Astec Industries, Inc.............................................  22,925      752,628
  *AT Cross Co. Class A..............................................  18,022      227,438
  *Atlas Air Worldwide Holdings, Inc.................................  36,746    1,374,300
  *Avis Budget Group, Inc............................................  94,608    2,728,495
   Barnes Group, Inc.................................................  36,400    1,010,828
   Barrett Business Services, Inc....................................  12,955      685,838
  *BlueLinx Holdings, Inc............................................  17,052       49,621
   Brady Corp. Class A...............................................  44,400    1,504,272
  #Briggs & Stratton Corp............................................  41,033      922,832
  *Builders FirstSource, Inc.........................................  12,182       75,407
  *CAI International, Inc............................................  12,482      318,166
  *Casella Waste Systems, Inc. Class A...............................  14,362       62,618
 #*CBIZ, Inc.........................................................  35,878      232,848
   CDI Corp..........................................................  40,637      636,782
   Ceco Environmental Corp...........................................   3,291       38,209
   Celadon Group, Inc................................................  24,642      413,739
   Chicago Rivet & Machine Co........................................     700       16,940
   CIRCOR International, Inc.........................................   6,849      324,163

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Industrials -- (Continued)
   CNH Global NV.....................................................     6,958 $    286,183
  *Columbus McKinnon Corp............................................    17,542      329,439
   Comfort Systems USA, Inc..........................................    44,560      571,705
   Compx International, Inc..........................................       500        6,250
  *Consolidated Graphics, Inc........................................    12,008      428,325
   Courier Corp......................................................     8,245      118,728
  #Covanta Holding Corp..............................................    94,292    1,885,840
  *Covenant Transportation Group, Inc. Class A.......................     7,080       39,294
  *CPI Aerostructures, Inc...........................................     4,626       42,605
  *CRA International, Inc............................................     7,613      140,384
   CSX Corp.......................................................... 1,242,950   30,564,141
   Curtiss-Wright Corp...............................................    46,353    1,522,233
   Douglas Dynamics, Inc.............................................    30,234      422,974
  *Ducommun, Inc.....................................................    16,645      407,636
  *Dycom Industries, Inc.............................................    27,323      527,880
   Eastern Co. (The).................................................    10,193      170,529
   Eaton Corp. P.L.C.................................................    24,778    1,521,617
   Ecology and Environment, Inc. Class A.............................       900       11,124
   EMCOR Group, Inc..................................................    25,273      945,210
   Encore Wire Corp..................................................    19,966      653,887
 #*Energy Recovery, Inc..............................................     1,783        6,526
  *EnergySolutions, Inc..............................................    11,933       49,283
  *EnerNOC, Inc......................................................    14,490      253,865
  *EnerSys, Inc......................................................    43,239    1,982,076
 #*Engility Holdings, Inc............................................     7,988      191,392
   Ennis, Inc........................................................    48,483      745,184
 #*EnPro Industries, Inc.............................................    17,635      869,053
   ESCO Technologies, Inc............................................    18,094      650,841
   Espey Manufacturing & Electronics Corp............................     1,671       42,176
  *Esterline Technologies Corp.......................................    44,968    3,374,399
 #*Excel Maritime Carriers, Ltd......................................    12,400        5,084
   Exelis, Inc.......................................................    73,253      818,236
  *Federal Signal Corp...............................................    68,080      528,301
  #FedEx Corp........................................................   142,324   13,379,879
  *Flow International Corp...........................................    24,393       89,278
  *Fortune Brands Home & Security, Inc...............................   149,626    5,444,890
  *Franklin Covey Co.................................................     3,046       42,888
   FreightCar America, Inc...........................................    12,311      257,054
  *Frozen Food Express Industries....................................     8,686       11,031
  *FTI Consulting, Inc...............................................    25,736      852,376
  *Furmanite Corp....................................................    31,044      197,129
   G&K Services, Inc. Class A........................................    29,714    1,396,261
   GATX Corp.........................................................    65,445    3,334,423
 #*Genco Shipping & Trading, Ltd.....................................     7,630       13,047
  *Gencor Industries, Inc............................................     8,766       60,661
  *General Cable Corp................................................    32,675    1,126,634
  #General Dynamics Corp.............................................    28,674    2,120,729
   General Electric Co............................................... 5,021,489  111,928,990
  *Gibraltar Industries, Inc.........................................    42,111      787,476
  *GP Strategies Corp................................................    18,583      409,755
 #*GrafTech International, Ltd.......................................    19,558      140,426
   Granite Construction, Inc.........................................    29,079      804,616

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES    VALUE+
                                                                      ------- -----------
Industrials -- (Continued)
   Great Lakes Dredge & Dock Corp....................................  72,271 $   500,115
 #*Greenbrier Cos., Inc..............................................  21,793     491,650
   Griffon Corp......................................................  67,323     693,427
   H&E Equipment Services, Inc.......................................  59,629   1,214,046
   Hardinge, Inc.....................................................  19,132     258,282
   Harsco Corp.......................................................  54,994   1,200,519
 #*Hawaiian Holdings, Inc............................................  18,070      99,204
   Heidrick & Struggles International, Inc...........................  18,234     241,054
 #*Hertz Global Holdings, Inc........................................ 278,411   6,704,137
  *Hill International, Inc...........................................  27,154      74,674
  *Hudson Global, Inc................................................  15,880      52,404
   Huntington Ingalls Industries, Inc................................  47,666   2,521,531
  *Hurco Cos., Inc...................................................   7,910     212,225
 #*Huron Consulting Group, Inc.......................................   4,001     167,162
   Hyster-Yale Materials Handling, Inc...............................  12,246     639,119
  *ICF International, Inc............................................  31,660     858,303
  #Ingersoll-Rand P.L.C.............................................. 213,109  11,465,264
   Insteel Industries, Inc...........................................  17,578     291,443
   International Shipholding Corp....................................  11,354     205,053
  #Intersections, Inc................................................  26,279     251,227
  *JetBlue Airways Corp.............................................. 324,893   2,238,513
   Kadant, Inc.......................................................   5,786     160,099
   KAR Auction Services, Inc.........................................  18,100     404,897
   Kelly Services, Inc. Class A......................................  44,445     756,454
  *Key Technology, Inc...............................................   3,199      39,924
   Kimball International, Inc. Class B...............................  31,258     287,261
  *Korn/Ferry International..........................................  33,148     548,599
  #L-3 Communications Holdings, Inc.................................. 100,470   8,163,188
   Lawson Products, Inc..............................................   8,847     125,185
  *Layne Christensen Co..............................................  34,461     704,038
   LB Foster Co. Class A.............................................   6,682     295,010
  *LMI Aerospace, Inc................................................  14,655     313,470
   LS Starrett Co. (The) Class A.....................................   4,097      43,838
   LSI Industries, Inc...............................................  27,715     195,114
  *Lydall, Inc.......................................................  14,605     209,436
   Manpowergroup, Inc................................................  22,886   1,216,620
   Marten Transport, Ltd.............................................  31,855     648,886
   Matson, Inc.......................................................  62,316   1,466,919
   McGrath RentCorp..................................................  17,552     545,165
   Met-Pro Corp......................................................   1,984      26,586
  *Metalico, Inc.....................................................  27,024      40,266
  *Mfri, Inc.........................................................   8,900      64,970
   Miller Industries, Inc............................................  20,099     303,696
  *Mobile Mini, Inc..................................................  54,461   1,531,988
  *Moog, Inc. Class A................................................  35,339   1,633,015
   Mueller Industries, Inc...........................................  15,456     800,312
   Mueller Water Products, Inc. Class A.............................. 185,957   1,100,865
  *MYR Group, Inc....................................................  19,582     446,470
  #National Presto Industries, Inc...................................     571      42,825
  *National Technical Systems, Inc...................................  15,600     150,072
  *Navigant Consulting, Inc..........................................  10,961     135,149
   NL Industries, Inc................................................  51,251     577,599

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES    VALUE+
                                                                      ------- -----------
Industrials -- (Continued)
  *NN, Inc...........................................................  16,796 $   151,332
   Norfolk Southern Corp............................................. 545,229  42,211,629
   Northrop Grumman Corp............................................. 337,038  25,527,258
  *Northwest Pipe Co.................................................   8,801     240,179
  *Ocean Power Technologies, Inc.....................................   8,400      12,936
  *On Assignment, Inc................................................  53,951   1,309,391
  *Orbital Sciences Corp.............................................  36,476     657,298
  *Orion Energy Systems, Inc.........................................   1,043       2,503
  *Oshkosh Corp......................................................  14,466     567,935
  *Owens Corning..................................................... 149,300   6,279,558
   PAM Transportation Services, Inc..................................  19,428     202,828
   Pentair, Ltd...................................................... 117,934   6,409,713
  *PGT, Inc..........................................................     500       3,850
   Pike Electric Corp................................................  23,313     364,382
  *Powell Industries, Inc............................................   5,929     291,944
  *PowerSecure International, Inc....................................  19,459     266,588
   Providence and Worcester Railroad Co..............................     850      13,111
  #Quad/Graphics, Inc................................................   2,390      49,951
  #Quanex Building Products Corp.....................................  25,243     410,704
  *Quanta Services, Inc.............................................. 168,307   4,625,076
   Raytheon Co.......................................................  96,954   5,951,037
   RCM Technologies, Inc.............................................  20,293     114,655
  *Real Goods Solar, Inc. Class A....................................   2,471       4,843
  #Regal-Beloit Corp.................................................  16,070   1,263,423
  *Republic Airways Holdings, Inc....................................  56,336     630,400
   Republic Services, Inc............................................ 429,755  14,646,050
   Resources Connection, Inc.........................................  25,955     294,849
  *Roadrunner Transportation Systems, Inc............................     879      19,786
  *Rush Enterprises, Inc. Class A....................................  32,603     746,283
  *Rush Enterprises, Inc. Class B....................................  18,522     366,736
   Ryder System, Inc.................................................  89,844   5,217,241
  *Saia, Inc.........................................................   5,950     243,474
   Schawk, Inc.......................................................  44,631     454,344
   SIFCO Industries, Inc.............................................   6,623     113,121
   SkyWest, Inc......................................................  46,706     668,363
   SL Industries, Inc................................................     300       5,760
  #Southwest Airlines Co............................................. 645,761   8,846,926
  *Sparton Corp......................................................   9,132     126,843
   SPX Corp..........................................................  12,803     953,952
  *Standard Register Co. (The).......................................  30,430      20,997
   Standex International Corp........................................  22,341   1,181,839
   Stanley Black & Decker, Inc....................................... 154,919  11,589,490
   Steelcase, Inc. Class A...........................................  55,469     704,456
  *Sterling Construction Co., Inc....................................  19,761     199,981
  *Supreme Industries, Inc. Class A..................................   1,365       6,115
   Sypris Solutions, Inc.............................................   8,460      27,072
  #TAL International Group, Inc......................................  23,454     970,996
  *Tecumseh Products Co. Class A.....................................  12,600     112,140
  *Tecumseh Products Co. Class B.....................................   1,400      11,354
  *Terex Corp........................................................  27,578     788,731
  *Tetra Tech, Inc...................................................  45,222   1,188,886
 #*Titan Machinery, Inc..............................................  12,683     286,129

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES     VALUE+
                                                                      ------- ------------
Industrials -- (Continued)
  *TRC Cos., Inc.....................................................  28,708 $    173,396
   Trinity Industries, Inc...........................................  91,907    3,879,394
   Triumph Group, Inc................................................  57,456    4,590,734
  *Tufco Technologies, Inc...........................................     900        4,568
  *Tutor Perini Corp.................................................  40,371      663,699
   Twin Disc, Inc....................................................     900       19,188
   Tyco International, Ltd........................................... 394,386   12,667,678
  *Ultralife Corp....................................................  10,710       42,197
   UniFirst Corp.....................................................  18,705    1,703,090
   Union Pacific Corp................................................ 444,064   65,703,709
   United Stationers, Inc............................................  20,703      672,226
   Universal Forest Products, Inc....................................  31,800    1,227,480
   URS Corp..........................................................  84,698    3,719,936
  *USA Truck, Inc....................................................  15,105       77,489
  #UTi Worldwide, Inc................................................  43,109      633,271
  *Versar, Inc.......................................................   5,526       24,204
   Viad Corp.........................................................  28,614      745,395
  *Virco Manufacturing Corp..........................................  12,601       25,580
   VSE Corp..........................................................     305        9,299
  #Waste Connections, Inc............................................   2,800      106,260
   Watts Water Technologies, Inc. Class A............................  53,615    2,523,122
  #Werner Enterprises, Inc...........................................  34,105      783,051
 #*Wesco Aircraft Holdings, Inc......................................   6,228      102,824
 #*WESCO International, Inc..........................................  11,687      837,841
  *Willdan Group, Inc................................................   1,000        2,335
  *Willis Lease Finance Corp.........................................   6,713       95,257
 #*XPO Logistics, Inc................................................  12,216      199,243
                                                                              ------------
Total Industrials....................................................          536,254,064
                                                                              ------------
Information Technology -- (5.3%)
  *Accelrys, Inc.....................................................  41,733      411,070
   Activision Blizzard, Inc.......................................... 982,162   14,683,322
  *Acxiom Corp.......................................................   7,769      154,525
  *Advanced Energy Industries, Inc...................................  47,985      814,785
  *Agilysys, Inc.....................................................  16,899      197,380
  *Alpha & Omega Semiconductor, Ltd..................................     419        3,034
 #*Amtech Systems, Inc...............................................   8,571       31,798
  *ANADIGICS, Inc....................................................  22,790       47,859
  *Anaren, Inc.......................................................   9,602      224,783
   AOL, Inc.......................................................... 105,592    4,080,075
  *ARRIS Group, Inc.................................................. 140,787    2,324,393
  *Arrow Electronics, Inc............................................ 182,170    7,146,529
   Astro-Med, Inc....................................................   6,285       61,970
  *ATMI, Inc.........................................................  31,034      674,989
  *Aviat Networks, Inc...............................................  48,831      156,259
  *Avnet, Inc........................................................ 139,400    4,565,350
   AVX Corp.......................................................... 172,540    1,951,427
   Aware, Inc........................................................  14,326       69,195
  *AXT, Inc..........................................................  20,506       58,852
   Bel Fuse, Inc. Class A............................................   4,174       54,784
   Bel Fuse, Inc. Class B............................................  18,286      269,170
  *Benchmark Electronics, Inc........................................  93,903    1,675,230

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES     VALUE+
                                                                      --------- -----------
Information Technology -- (Continued)
   Black Box Corp....................................................    26,448 $   574,451
  *Blucora, Inc......................................................    81,156   1,198,674
  *Brocade Communications Systems, Inc...............................   461,513   2,686,006
   Brooks Automation, Inc............................................    43,964     427,330
  *Bsquare Corp......................................................     4,065      12,561
  *BTU International, Inc............................................     1,600       3,680
  *CACI International, Inc. Class A..................................    24,830   1,452,307
  *Calix, Inc........................................................     9,007      76,830
  *Cascade Microtech, Inc............................................    24,071     165,127
  *Checkpoint Systems, Inc...........................................    24,206     280,063
  *CIBER, Inc........................................................    72,919     310,635
   Cohu, Inc.........................................................    41,410     396,294
   Communications Systems, Inc.......................................    12,612     122,715
   Computer Sciences Corp............................................   220,553  10,332,908
   Comtech Telecommunications Corp...................................    15,569     383,153
   Concurrent Computer Corp..........................................    13,740      96,730
   Convergys Corp....................................................   197,364   3,359,135
  *CoreLogic, Inc....................................................    96,545   2,633,748
   Corning, Inc...................................................... 1,298,385  18,826,582
  *Cray, Inc.........................................................    12,866     272,245
   CSP, Inc..........................................................     2,414      13,277
   CTS Corp..........................................................    30,751     327,498
  *CyberOptics Corp..................................................     9,134      51,059
  *Datalink Corp.....................................................     1,412      15,800
  *Dataram Corp......................................................     1,257       2,627
  *Digi International, Inc...........................................    32,389     295,388
  *Diodes, Inc.......................................................       100       2,026
  *DSP Group, Inc....................................................    46,713     376,974
  *Dynamics Research Corp............................................    16,772      97,948
   EarthLink, Inc....................................................    86,935     494,660
  *EchoStar Corp. Class A............................................    23,551     924,848
  *Edgewater Technology, Inc.........................................    13,603      52,508
   Electro Rent Corp.................................................    40,561     672,096
   Electro Scientific Industries, Inc................................    31,787     342,664
  *Electronics for Imaging, Inc......................................    58,110   1,552,699
 #*Emcore Corp.......................................................     5,644      24,664
  *Emulex Corp.......................................................    68,369     410,214
  *Entropic Communications, Inc......................................    18,783      79,640
   EPIQ Systems, Inc.................................................    21,953     306,683
   ePlus, Inc........................................................     8,445     384,079
  *Euronet Worldwide, Inc............................................    23,278     710,677
  *Exar Corp.........................................................    51,341     553,456
  *Fabrinet..........................................................     1,724      23,671
  *Fairchild Semiconductor International, Inc........................   118,008   1,522,303
   Fidelity National Information Services, Inc.......................   150,627   6,333,865
 #*Finisar Corp......................................................    61,526     789,994
 #*First Solar, Inc..................................................    28,266   1,316,065
   Frequency Electronics, Inc........................................    16,953     169,869
  *Globecomm Systems, Inc............................................    26,554     325,286
  *GSE Systems, Inc..................................................    17,638      33,336
  *GSI Technology, Inc...............................................     9,236      57,633
   Hackett Group, Inc. (The).........................................    53,321     260,206

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES    VALUE+
                                                                      ------- ----------
Information Technology -- (Continued)
  *Harmonic, Inc.....................................................  23,121 $  131,327
   Hewlett-Packard Co................................................  65,635  1,352,081
  *Hutchinson Technology, Inc........................................  22,425     62,790
   IAC/InterActiveCorp............................................... 125,298  5,897,777
  *ID Systems, Inc...................................................  17,291     93,371
 #*Identive Group, Inc...............................................  10,175      9,666
  *Imation Corp......................................................  28,996    106,705
  *Ingram Micro, Inc. Class A........................................ 277,679  4,945,463
  *Insight Enterprises, Inc..........................................  42,100    762,852
  *Integrated Device Technology, Inc................................. 122,208    868,899
  *Integrated Silicon Solution, Inc..................................  42,178    386,772
  #*Intermec, Inc....................................................  15,705    154,537
  *Internap Network Services Corp....................................  32,386    258,440
  *International Rectifier Corp......................................  79,000  1,675,590
  *Interphase Corp...................................................   2,999      7,138
   Intersil Corp. Class A............................................ 119,798    929,632
  *Intevac, Inc......................................................   7,954     36,032
  *IntriCon Corp.....................................................   2,835     11,425
  *Itron, Inc........................................................  33,397  1,324,191
   IXYS Corp.........................................................   2,155     19,524
  *Key Tronic Corp...................................................  17,623    199,140
   Keynote Systems, Inc..............................................  17,699    198,406
  *KIT Digital, Inc..................................................  28,634      8,733
  *Kulicke & Soffa Industries, Inc...................................  71,688    828,713
  *KVH Industries, Inc...............................................     600      7,926
  *Lattice Semiconductor Corp........................................  44,669    207,711
  #Lexmark International, Inc. Class A...............................  33,559  1,017,173
  *LTX-Credence Corp.................................................  29,465    173,844
  #ManTech International Corp. Class A...............................  15,485    413,295
   Marchex, Inc. Class B.............................................  32,883    135,807
  *Measurement Specialties, Inc......................................     251     10,735
  *MEMC Electronic Materials, Inc.................................... 154,224    832,810
   Mentor Graphics Corp..............................................  35,620    650,421
   Methode Electronics, Inc..........................................  79,272  1,139,931
  *Micron Technology, Inc............................................ 758,908  7,148,913
   MKS Instruments, Inc..............................................  61,200  1,644,444
  *ModusLink Global Solutions, Inc...................................  68,955    193,074
  *Nanometrics, Inc..................................................  13,265    186,108
  *NCI, Inc. Class A.................................................     686      2,895
  *Newport Corp......................................................  64,756    981,053
  *Novatel Wireless, Inc.............................................   2,979      7,805
  *Official Payments Holdings, Inc...................................   2,151     12,089
  *OmniVision Technologies, Inc......................................  37,132    497,940
  *Oplink Communications, Inc........................................  35,876    589,084
   Optical Cable Corp................................................  10,793     45,115
  *PAR Technology Corp...............................................  22,705     95,134
   Park Electrochemical Corp.........................................   1,642     39,195
   PC Connection, Inc................................................  39,267    606,282
   PC-Tel, Inc.......................................................  33,870    225,913
  *PCM, Inc..........................................................  10,471     75,915
   Perceptron, Inc...................................................   8,428     58,912
  *Performance Technologies, Inc.....................................  24,790     20,824

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      SHARES    VALUE+
                                                                      ------- ----------
Information Technology -- (Continued)
  *Pericom Semiconductor Corp........................................  38,555 $  249,065
  *Photronics, Inc...................................................  76,775    605,755
  *Planar Systems, Inc...............................................   3,449      5,898
  *PMC - Sierra, Inc................................................. 146,588    844,347
  *Polycom, Inc......................................................  36,977    388,258
  *Qualstar Corp.....................................................  12,400     22,444
  *Radisys Corp......................................................   9,762     48,420
  *Rambus, Inc.......................................................   1,069      7,440
  *RealNetworks, Inc.................................................  33,602    258,735
  *Reis, Inc.........................................................  13,511    216,581
   RF Industries, Ltd................................................   2,823     16,910
   Richardson Electronics, Ltd.......................................  24,525    287,678
  *Rofin-Sinar Technologies, Inc.....................................   4,632    115,337
  *Rogers Corp.......................................................   7,543    321,634
  *Rosetta Stone, Inc................................................   1,466     24,819
  *Rovi Corp.........................................................  19,000    444,410
 #*Rudolph Technologies, Inc.........................................  47,996    560,113
  #SAIC, Inc.........................................................  43,400    648,396
 #*SanDisk Corp......................................................  13,097    686,807
  *Sanmina Corp......................................................  37,595    474,449
  *ScanSource, Inc...................................................  14,745    427,163
  *Seachange International, Inc......................................  38,430    417,350
 #*ShoreTel, Inc.....................................................   3,200     11,552
  *Sigma Designs, Inc................................................  14,984     71,324
  *Smith Micro Software, Inc.........................................     500        700
  *SMTC Corp.........................................................   1,200      2,652
  *Sonus Networks, Inc...............................................  33,110     69,531
  *Spansion, Inc. Class A............................................  34,727    451,104
  *SS&C Technologies Holdings, Inc...................................  25,793    791,587
  *StarTek, Inc......................................................  27,060    187,526
 #*SunPower Corp.....................................................  18,322    248,996
   Supertex, Inc.....................................................   9,488    200,007
  *support.com, Inc..................................................  25,400    101,346
  *Sykes Enterprises, Inc............................................  22,692    349,230
  *Symmetricom, Inc..................................................  87,926    457,215
  *SYNNEX Corp.......................................................  55,900  1,934,140
  *Tech Data Corp....................................................  82,952  3,876,347
  *TechTarget, Inc...................................................  23,106    102,591
  *TeleCommunication Systems, Inc. Class A...........................  58,307    112,533
  *Telenav, Inc......................................................   9,865     51,693
   Tellabs, Inc...................................................... 241,591    500,093
   Telular Corp......................................................  17,970    229,477
 #*Teradyne, Inc.....................................................  26,789    440,411
   Tessco Technologies, Inc..........................................   8,689    177,603
   Tessera Technologies, Inc.........................................  48,635    990,695
   TheStreet, Inc....................................................  35,273     65,608
  *TriQuint Semiconductor, Inc.......................................  44,218    258,233
   TSR, Inc..........................................................     550      1,832
  *TTM Technologies, Inc.............................................  62,635    452,851
   United Online, Inc................................................ 121,790    828,172
  *Vicon Industries, Inc.............................................   5,787     19,386
  *Video Display Corp................................................     600      2,190

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Information Technology -- (Continued)
  *Virtusa Corp......................................................    30,064 $    667,721
  *Vishay Intertechnology, Inc.......................................   228,349    3,206,020
  *Vishay Precision Group, Inc.......................................     2,871       41,141
  *Westell Technologies, Inc. Class A................................    16,329       32,005
   Western Digital Corp..............................................   212,781   11,762,534
 #*WPCS International, Inc...........................................     8,861        3,190
   Xerox Corp........................................................ 1,791,473   15,370,838
  *XO Group, Inc.....................................................     6,284       70,758
   Xyratex, Ltd......................................................    28,253      301,742
  *Yahoo!, Inc....................................................... 1,048,770   25,936,082
  *Zygo Corp.........................................................    18,005      269,355
                                                                                ------------
Total Information Technology.........................................            216,801,238
                                                                                ------------
Materials -- (3.3%)
   A Schulman, Inc...................................................    32,960      855,971
  #Alcoa, Inc........................................................ 1,145,369    9,735,637
  #Allegheny Technologies, Inc.......................................    22,777      614,523
 #*AM Castle & Co....................................................    38,646      669,349
  *American Pacific Corp.............................................     7,647      187,428
   Ashland, Inc......................................................   112,560    9,591,238
   Axiall Corp.......................................................    26,423    1,385,886
  #Bemis Co., Inc....................................................    24,092      948,020
   Boise, Inc........................................................    77,042      615,566
   Buckeye Technologies, Inc.........................................    37,613    1,413,873
   Cabot Corp........................................................    46,280    1,738,277
  *Century Aluminum Co...............................................    37,122      302,916
  *Chemtura Corp.....................................................    49,368    1,049,564
  *Clearwater Paper Corp.............................................    16,822      774,148
  *Coeur d'Alene Mines Corp..........................................   133,765    2,038,579
   Commercial Metals Co..............................................    85,208    1,245,741
  *Continental Materials Corp........................................       100        1,725
  *Core Molding Technologies, Inc....................................     2,988       26,623
   Cytec Industries, Inc.............................................    64,700    4,714,042
   Domtar Corp.......................................................    30,917    2,149,041
   Dow Chemical Co. (The)............................................    14,000      474,740
  *Ferro Corp........................................................    42,247      297,419
   Freeport-McMoRan Copper & Gold, Inc...............................    96,529    2,937,377
   Friedman Industries, Inc..........................................    16,110      153,367
   FutureFuel Corp...................................................     6,104       74,774
  *Graphic Packaging Holding Co......................................   154,000    1,158,080
  *Headwaters, Inc...................................................    23,663      256,980
   Hecla Mining Co...................................................   203,366      691,444
  *Horsehead Holding Corp............................................    47,075      503,703
   Huntsman Corp.....................................................    50,242      947,564
   International Paper Co............................................   493,615   23,190,033
   Kaiser Aluminum Corp..............................................    27,181    1,712,403
   KapStone Paper and Packaging Corp.................................    40,492    1,197,753
  *Kraton Performance Polymers, Inc..................................    13,935      316,464
  *Landec Corp.......................................................    37,056      496,921
  *Louisiana-Pacific Corp............................................   173,457    3,143,041
   LyondellBasell Industries NV Class A..............................   121,873    7,397,691
   Materion Corp.....................................................    17,697      468,794

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES      VALUE+
                                                                      --------- ------------
Materials -- (Continued)
 #*McEwen Mining, Inc................................................    17,523 $     40,829
   MeadWestvaco Corp.................................................   188,451    6,497,790
  *Mercer International, Inc.........................................    21,725      136,650
   Minerals Technologies, Inc........................................    34,280    1,392,796
  *Mod-Pac Corp......................................................     1,501       12,533
   Myers Industries, Inc.............................................    64,720      959,150
   Neenah Paper, Inc.................................................     7,684      220,992
  *Northern Technologies International Corp..........................     3,035       32,778
  #Nucor Corp........................................................    83,945    3,661,681
   Olin Corp.........................................................    62,261    1,504,848
  #Olympic Steel, Inc................................................     9,586      191,720
  *OM Group, Inc.....................................................    42,299    1,035,057
  *Penford Corp......................................................    26,922      296,142
   PH Glatfelter Co..................................................    50,600    1,214,400
   PolyOne Corp......................................................     9,687      218,248
   Reliance Steel & Aluminum Co......................................    93,801    6,103,631
  *Resolute Forest Products, Inc.....................................     4,676       68,410
   Rock Tenn Co. Class A.............................................    26,305    2,634,183
  *RTI International Metals, Inc.....................................    50,032    1,451,929
  #Schnitzer Steel Industries, Inc. Class A..........................    21,397      524,868
   Sealed Air Corp...................................................    46,499    1,028,558
   Sensient Technologies Corp........................................    38,101    1,499,274
   Steel Dynamics, Inc...............................................    94,919    1,427,582
  *Stillwater Mining Co..............................................    90,700    1,128,308
  *SunCoke Energy, Inc...............................................    62,210      941,237
   Synalloy Corp.....................................................     5,144       72,479
 #*Texas Industries, Inc.............................................    33,762    2,149,964
   Tredegar Corp.....................................................    40,177    1,189,239
  #United States Steel Corp..........................................     9,198      163,724
  *Universal Stainless & Alloy Products, Inc.........................     9,093      317,891
   Vulcan Materials Co...............................................    58,246    2,905,310
   Wausau Paper Corp.................................................    14,684      149,483
   Westlake Chemical Corp............................................    79,076    6,574,379
   Worthington Industries, Inc.......................................    47,320    1,522,758
 #*Zoltek Cos., Inc..................................................    34,022      449,431
                                                                                ------------
Total Materials......................................................            135,194,947
                                                                                ------------
Other -- (0.0%)
(o)*Gerber Scientific, Inc. Escrow Shares............................    47,409           --
(o)*Petrocorp, Inc. Escrow Shares....................................       900           54
(o)*Price Communications Liquidation Trust...........................    47,738           --
                                                                                ------------
Total Other..........................................................                     54
                                                                                ------------
Telecommunication Services -- (5.9%)
   AT&T, Inc......................................................... 4,065,906  152,308,839
   Atlantic Tele-Network, Inc........................................        84        4,265
  *Cbeyond, Inc......................................................    13,659      119,926
  #CenturyLink, Inc..................................................   536,163   20,143,644
  #Frontier Communications Corp......................................   696,949    2,899,308
  *General Communication, Inc. Class A...............................    44,167      428,862
 #*Leap Wireless International, Inc..................................     8,393       48,008
   Lumos Networks Corp...............................................       500        6,745

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       SHARES        VALUE+
                                                                      ---------- --------------
Telecommunication Services -- (Continued)
  *MetroPCS Communications, Inc......................................    227,572 $    2,694,452
  *ORBCOMM, Inc......................................................     44,499        210,480
  *Premiere Global Services, Inc.....................................      2,000         22,460
  #Shenandoah Telecommunications Co..................................      2,126         34,845
  *Sprint Nextel Corp................................................  3,629,981     25,591,366
   Telephone & Data Systems, Inc.....................................    154,629      3,469,875
 #*United States Cellular Corp.......................................     33,568      1,290,354
   USA Mobility, Inc.................................................     12,522        169,923
  #Verizon Communications, Inc.......................................    591,335     31,878,870
  *Vonage Holdings Corp..............................................     21,969         67,005
                                                                                 --------------
Total Telecommunication Services.....................................               241,389,227
                                                                                 --------------
Utilities -- (0.4%)
 #*Calpine Corp......................................................     62,921      1,367,273
   Consolidated Water Co., Ltd.......................................      5,193         51,774
   Genie Energy, Ltd. Class B........................................      5,000         53,900
   NRG Energy, Inc...................................................    419,077     11,679,676
  #Ormat Technologies, Inc...........................................     20,134        437,713
   SJW Corp..........................................................      6,569        166,590
   UGI Corp..........................................................     43,532      1,783,942
                                                                                 --------------
Total Utilities......................................................                15,540,868
                                                                                 --------------
TOTAL COMMON STOCKS                                                               3,838,682,756
                                                                                 --------------
   RIGHTS/WARRANTS -- (0.0%).........................................
(o)*CVR Energy, Inc. Contingent Value Rights.........................     44,674             --
                                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves........................ 12,874,625     12,874,625
                                                                                 --------------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT
                                                                        (000)
                                                                      ----------
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@DFA Short Term Investment Fund................................... 20,323,018    235,137,318
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,804,329,364)..................            $4,086,694,699
                                                                                 ==============

(b)Not applicable.

ITEM 7.DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

    (a)(1)This item is not applicable.

    (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3)This item is not applicable.

       (b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: July 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: July 1, 2013

By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: July 1, 2013